UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock U.S. Government Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2021

Date of reporting period: 09/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
September 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Low Duration Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United
States began the reporting period as the initial reopening-led economic rebound was beginning to slow.
Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.
Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals.
The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected
U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
9.18% 30.00%
U.S. small cap equities
(Russell 2000
®
Index)
(0.25) 47.68
International equities
(MSCI Europe, Australasia,
Far East Index)
4.70 25.73
Emerging market equities
(MSCI Emerging Markets
Index)
(3.45) 18.20
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.07
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
2.92 (6.22)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
1.88 (0.90)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 2.71
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
3.65 11.27
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2021
2021
BlackRock Annual Report to Shareholders
4
BlackRock Core Bond Portfolio
Investment Objective
BlackRock Core Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
On September 24, 2021, the Board approved a proposal to amend the Fund's investment objective. Effective November 1, 2021, the Fund's investment objective will be to seek to realize a total return that exceeds that of the reference benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2021, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, with the exception of the Investor C Shares, which underperformed the benchmark.
What factors influenced performance?
The Fund’s active positioning with respect to duration (sensitivity to interest rate changes) was the most significant contributor to performance relative to the benchmark as longer-term interest rates rose over the period. Holdings of structured products, U.S. investment grade corporate credit and agency mortgage-backed securities (“MBS”) also contributed to performance.
Conversely, positioning in global developed market government bonds, foreign currencies and U.S. municipal bonds detracted from relative performance over the period.
The Fund held derivatives in the form of futures and forward contracts for risk management purposes as well as to manage exposures, with the objectives of generating return and managing risk. The use of derivatives detracted from Fund performance during the period.
The Fund held an average 7.7% cash position over the period. The investment adviser believed that U.S. Treasury securities were unattractive from a risk/reward perspective, which led the Fund to remain underweight duration versus the benchmark while also holding an elevated cash position. The Fund’s cash position did not have a material impact on performance during the period.
Describe recent portfolio activity.
Throughout the fourth quarter of 2020, the Fund’s nominal duration exposure on the long end of the yield curve was modestly trimmed, while the investment adviser favored
European peripheral markets given more attractive valuations. In addition, the Fund continued to reduce high quality assets that trade at a yield spread relative to U.S.
Treasuries given stretched valuations. The Fund remained marginally underweight agency MBS, while reducing exposure to up-in-quality U.S. investment grade corporates and U.S. municipal bonds. The investment adviser continued to remain patient across the securitized asset complex, focusing on higher quality assets with strong levels of protection. Lastly, the Fund favored emerging market debt given a supportive growth backdrop, a favorable technical environment and attractive relative value.
At the start of 2021, the investment adviser began to shift the portfolio toward a slightly more “risk-on” tone, favoring structured products, a larger allocation to credit, and emerging market debt. In addition, the investment adviser began to trim exposure to high quality spread assets, including U.S. investment grade corporate credit and agency
MBS given stretched valuations, while also reducing duration at the back end of the yield curve given the outlook for higher U.S. interest rates.
Entering the second half of 2021, the Fund remained underweight duration relative to the benchmark, holding a preference for exposure to global rates, including Chinese sovereign bonds given more attractive yields. In addition, the Fund began to increase its allocation to agency MBS given a positive supply/demand backdrop. Finally, the Fund maintained exposure to select emerging market hard currency corporate issues, while also favoring structured products given attractive incremental yield.
Describe portfolio positioning at period end.
At period end, the Fund maintained a duration underweight versus the benchmark given the outlook for continued economic recovery. In sector terms, the Fund favored segments of the structured product market, including multi-family, hotels and select office properties in commercial MBS, as well as non-agency MBS given robust housing fundamentals. The Fund held exposure to both U.S. and non-U.S. corporate credit. In addition, the Fund had exposure to Chinese and European government bonds, although at somewhat reduced levels in view of less attractive valuations. Finally, the Fund maintained an allocation to emerging market debt given the improved outlook for economic reopening and growth, with a tilt toward hard currency corporate credit and select local rate sovereign bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2021 (continued)

Fund Summary
BlackRock Core Bond Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended September 30, 2021
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Aggregate Bond Index
(formerly Bloomberg Barclays U.S. Aggregate Bond Index) (the “benchmark”). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond
Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Aggregate Bond Index - a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .................................. 1.22% 1.13% (0.04)% N/A 3.27% N/A 3.56% N/A
Investor A ................................... 0.93 0.82 (0.29) (4.28)% 3.01 2.17% 3.24 2.82%
Investor C ................................... 0.23 0.14 (1.14) (2.09) 2.22 2.22 2.64 2.64
Class K .................................... 1.27 1.23 0.02 N/A 3.31 N/A 3.62 N/A
Class R .................................... 0.72 0.47 (0.64) N/A 2.73 N/A 2.98 N/A
Bloomberg U.S. Aggregate Bond Index
............
— — (0.90) N/A 2.94 N/A 3.01 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of September 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
6
BlackRock Core Bond Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(04/01/21)
Ending
Account Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(04/01/21)
Ending
Account Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,019.30 $ 2.23 $ 1,000.00 $ 1,022.86 $ 2.23 0.44%
Investor A ................................ 1,000.00 1,018.00 3.49 1,000.00 1,021.61 3.50 0.69
Investor C ................................ 1,000.00 1,013.20 7.27 1,000.00 1,017.85 7.28 1.44
Class K .................................. 1,000.00 1,019.50 1.97 1,000.00 1,023.11 1.98 0.39
Class R .................................. 1,000.00 1,016.70 4.75 1,000.00 1,020.36 4.76 0.94
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 34%
Corporate Bonds ................................... 27
U.S. Treasury Obligations ............................. 20
Asset-Backed Securities .............................. 7
Non-Agency Mortgage-Backed Securities .................. 6
Foreign Government Obligations ........................ 5
Municipal Bonds ................................... 1
Capital Trusts ..................................... —
(b)
Foreign Agency Obligations ............................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 60%
AA/Aa ......................................... 4
A ............................................ 15
BBB/Baa ....................................... 18
BB/Ba ......................................... 1
CCC/ Caa ....................................... —
(d)
NR ........................................... 2
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of September 30, 2021

Fund Summary
BlackRock High Yield Bond Portfolio
Investment Objective
BlackRock High Yield Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2021, the Fund’s Institutional and Class K Shares outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2%
Issuer Capped Index, while the Fund’s Service, Investor A, Investor C, and Class R shares underperformed the benchmark.
What factors influenced performance?
From a sector perspective, security selection within the information technology, independent energy and banking sectors contributed positively to relative performance over the period. By rating category, the Fund’s tactical allocation within investment grade corporates to BBB-rated names proved additive along with an overweight allocation to
B-rated credits. From an asset allocation perspective, tactical out-of-benchmark allocations to equities, indexed high yield products and term loans positively contributed to returns.
Conversely, underweight positions to oil field services and finance companies and security selection within retailers detracted from Fund performance. By credit rating, selection within BB-rated and CCC-rated names weighed on returns.
Describe recent portfolio activity.
The Fund maintained an underweight stance to BB-rated issues while overweighting issues rated B and CCC. In addition, the Fund’s tactical out-of-benchmark exposure to investment grade corporate credit was reduced. While energy exposure remained somewhat underweight, the Fund shifted to an overweight to the sector on a risk-adjusted basis, through positions in bonds, loans and – to a modest extent – common equity in areas such as independent energy. While energy is one of the highest-risk areas within the high yield market historically, the investment adviser believes that positive sentiment driven by elevated oil prices and economic recovery should continue to benefit the sector. Index product usage was active over the period as the investment adviser focused on maintaining portfolio liquidity. Index products allowed the Fund to maintain market exposure while providing the ability to quickly reduce risk under volatile market conditions.
Describe portfolio positioning at period end.
From a credit quality perspective, the Fund remained underweight in BB-rated names and overweight in B and select CCC issues with improving credit positions. Importantly, the Fund was underweight in the higher-yielding segment of the market that contains a larger concentration of stressed assets. The most significant sector overweight positions were to information technology, building materials and health care. Within information technology, the Fund favored software names supported by the COVID-driven acceleration of digital transformation and cloud adoption. Within building materials, while recognizing recent tailwinds to sentiment from potential infrastructure legislation and residential demand, the Fund’s positions were primarily based on single name, idiosyncratic preferences. Within health care, the Fund was modestly overweight certain hospital names given improved fundamental conditions as severity of patient conditions has increased given treatment delays caused by the pandemic. The most significant underweights were to media & entertainment, finance companies and food & beverage.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
8
BlackRock High Yield Bond Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended September 30, 2021
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization
(the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (formerly Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index) - an unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1, at least one year to maturity, and no issuer represents more than 2 percent of the index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .................................. 3.39% 3.39% 11.58% N/A 6.59% N/A 7.46% N/A
Service .................................... 3.09 3.09 11.11 N/A 6.29 N/A 7.14 N/A
Investor A ................................... 2.93 2.93 11.06 6.62% 6.22 5.36% 7.11 6.67%
Investor C ................................... 2.41 2.40 10.46 9.46 5.50 5.50 6.47 6.47
Class K .................................... 3.47 3.47 11.53 N/A 6.70 N/A 7.55 N/A
Class R .................................... 2.81 2.81 10.94 N/A 5.95 N/A 6.79 N/A
Bloomberg U.S. Corporate High
Yield 2% Issuer Capped Index
................
— — 11.27 N/A 6.50 N/A 7.42 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of September 30, 2021 (continued)

Fund Summary
BlackRock High Yield Bond Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(04/01/21)
Ending
Account Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(04/01/21)
Ending
Account Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,039.70 $ 2.91 $ 1,000.00 $ 1,022.21 $ 2.89 0.57%
Service .................................. 1,000.00 1,036.90 4.39 1,000.00 1,020.76 4.36 0.86
Investor A ................................ 1,000.00 1,036.70 4.65 1,000.00 1,020.51 4.61 0.91
Investor C ................................ 1,000.00 1,034.60 7.96 1,000.00 1,017.25 7.89 1.56
Class K .................................. 1,000.00 1,038.80 2.50 1,000.00 1,022.61 2.48 0.49
Class R .................................. 1,000.00 1,036.70 5.87 1,000.00 1,019.30 5.82 1.15
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 85%
Floating Rate Loan Interests ........................... 12
Common Stocks ................................... 2
Preferred Securities ................................. 1
Investment Companies ............................... —
(b)
Asset-Backed Securities .............................. —
(b)
Foreign Agency Obligations ............................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities and options purchased .
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 6
BB/Ba ......................................... 39
B ............................................ 37
CCC/ Caa ....................................... 12
CC/Ca ........................................ —
(c)
NR ........................................... 6
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities and options purchased .
(c)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of September 30, 2021
2021
BlackRock Annual Report to Shareholders
10
BlackRock Low Duration Bond Portfolio
Investment Objective
BlackRock Low Duration Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
On September 24, 2021, the Board approved a proposal to amend the Fund's investment objective. Effective November 1, 2021, the Fund's investment objective will be to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2021, the Fund outperformed the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
During the period, the largest contributions to Fund performance came from allocations to investment grade and high yield corporate bonds. Exposure to securitized assets also contributed positively, most notably holdings of asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“MBS”). Finally, holdings of emerging market bonds added to relative performance.
The use of futures for hedging purposes weighed modestly on Fund performance.
The Fund’s cash position was 6.6% of portfolio assets at period end. The Fund’s cash position did not have a material impact on performance during the period.
The Fund used derivatives during the period, most notably futures contracts and interest rate swaps for hedging duration and yield curve positioning. Overall, the use of derivatives had contributed positively to Fund performance.
Describe recent portfolio activity.
Throughout the reporting period, the Fund maintained a short duration bias on the view that interest rates would continue to rise. Early in the period, as U.S. corporate credit spreads continued to tighten the Fund selectively rotated into Asian investment grade corporate securities based on more attractive risk-adjusted return potential as the region recovers from COVID-19. The Fund began the period with elevated exposure to high yield corporates compared to its historical average but reduced the allocation on the back of strong performance, spread compression and valuation concerns.
Amid a low interest rate environment, the Fund reduced exposure to agency MBS given prepayment risk and on the belief that the market was potentially relying too heavily on the Fed’s asset purchase program for demand. The Fund reduced the allocation to Canadian housing bonds as they benefited from quantitative easing by Canada’s central bank. As relative value opportunities became less obvious with tight spreads for most spread assets, the Fund increased its exposure to high-quality collateralized loan obligations offering attractive risk-adjusted income compared to other spread assets. The Fund also took positions in other securitized assets as a replacement for investment grade corporate credit, including ABS backed by private student loans and euro-denominated ABS. Within CMBS, the Fund maintained single-asset, single-
borrower exposures in the hotel, office and industrial segments on general market expectations for a continued global economic recovery.
Describe portfolio positioning at period end.
From a sector allocation perspective, the Fund remained underweight in investment grade corporate credit as well as government sectors such as U.S. Treasuries, agencies and sovereigns. The Fund held out-of-benchmark allocations to high yield corporates, ABS, CMBS, and agency and non-agency MBS. The Fund also held an out-of-
benchmark allocation to emerging market debt.
At the end of the reporting period, the Fund was positioned with a short duration bias on the view that interest rates were likely to trend higher as the Fed begins to taper its asset purchases and otherwise normalize policy against a backdrop of expectations for continued economic growth and solid inflation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2021 (continued)

Fund Summary
BlackRock Low Duration Bond Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended September 30, 2021
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0-3 years. The Fund normally invests at least 80% of its assets in debt securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-3 Year U.S. Corporate & Government Index (the "Index"). Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .................................. 0.94% 0.91% 1.47% N/A 2.32% N/A 2.34% N/A
Investor A ................................... 0.68 0.60 1.22 (1.06)% 2.08 1.62% 2.03 1.80%
Investor A1 .................................. 0.84 0.75 1.48 N/A 2.24 N/A 2.20 N/A
Investor C ................................... (0.05) (0.07) 0.57 (0.43) 1.32 1.32 1.44 1.44
Class K .................................... 0.99 0.98 1.63 N/A 2.39 N/A 2.39 N/A
Class R .................................... 0.44 0.27 1.07 N/A 1.83 N/A 1.73 N/A
ICE BofA 1-3 Year U.S. Corporate &
Government Index
.......................
— — 0.35 N/A 1.92 N/A 1.51 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain classes.
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of September 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
12
BlackRock Low Duration Bond Portfolio
Expense Example
Portfolio Information
Actual Hypothetical
(a)
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(04/01/21)
Ending
Account
Value
(09/30/21)
Including
Interest
Expense
(b)
Excluding
Interest
Expense
(b)
Beginning
Account
Value
(04/01/21)
Ending
Account
Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account
Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ...... $ 1,000.00 $ 1,002.00 $ 2.06 $ 2.06 $ 1,000.00 $ 1,023.01 $ 2.08 $ 1,023.01 $ 2.08 0.41% 0.41%
Investor A ....... 1,000.00 1,000.70 3.31 3.31 1,000.00 1,021.76 3.35 1,021.76 3.35 0.66 0.66
Investor A1 ...... 1,000.00 1,001.50 2.56 2.56 1,000.00 1,022.51 2.59 1,022.51 2.59 0.51 0.51
Investor C ....... 1,000.00 998.00 7.06 7.06 1,000.00 1,018.00 7.13 1,018.00 7.13 1.41 1.41
Class K ........ 1,000.00 1,003.20 1.81 1.81 1,000.00 1,023.26 1.83 1,023.26 1.83 0.36 0.36
Class R ........ 1,000.00 999.40 4.56 4.56 1,000.00 1,020.51 4.61 1,020.51 4.61 0.91 0.91
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 33%
U.S. Treasury Obligations ............................. 29
Asset-Backed Securities .............................. 16
Non-Agency Mortgage-Backed Securities .................. 11
U.S. Government Sponsored Agency Securities .............. 6
Investment Companies ............................... 2
Foreign Government Obligations ........................ 2
Foreign Agency Obligations ............................ 1
Floating Rate Loan Interests ........................... —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
..................................... 56%
AA/Aa ........................................ 2
A ........................................... 9
BBB/Baa ...................................... 18
BB/Ba ........................................ 6
B ........................................... 3
CCC/ Caa ...................................... —
(d)
C ........................................... —
(d)
D ........................................... —
(d)
NR .......................................... 6
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if  the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
2021
BlackRock Annual Report to Shareholders
14
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares (available only in BlackRock High Yield Bond Portfolio) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.
On July 6, 2021, BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio's ("Low Duration Bond") issued and outstanding Service Shares converted into
Investor A Shares with the same relative aggregate net asset value (“NAV”).
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all funds included in this report, except for Low Duration Bond which is subject to an initial sales charge of 2.25%. These shares are subject to a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor A1 Shares (available only in Low Duration Bond) are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer -
sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost . Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested on April 1, 2021 and held through September 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 8.9%
522 Funding CLO Ltd., Series 2019-4A, Class
DR, (LIBOR USD 3 Month + 3.65%), 3.78%,
04/20/30
(a)(b)(c)
.................... USD 470 $ 470,201
Adams Mill CLO Ltd.
(a)(b)(c)
:
Series 2014-1A, Class A2R, (LIBOR USD 3
Month + 1.10%), 1.23%, 07/15/26 .... 106 105,788
Series 2014-1A, Class C1R, (LIBOR USD 3
Month + 2.35%), 2.48%, 07/15/26 .... 390 389,759
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 1.29%,
07/20/34
(a)(b)(c)
.................... 1,730 1,729,951
AGL CLO 7 Ltd.
(a)(b)(c)
:
Series 2020-7A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.33%, 07/15/34 .... 540 540,387
Series 2020-7A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 07/15/34 .... 250 249,998
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 1.52%,
04/20/32
(a)(b)(c)
.................... 1,320 1,322,463
AIMCO CLO
(a)(b)(c)
:
Series 2017-AA, Class CR, (LIBOR USD 3
Month + 2.10%), 2.23%, 04/20/34 .... 250 250,385
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 1.23%, 01/15/32 .... 1,290 1,290,098
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(d)
.......... 10,682 10,695,109
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.21%,
10/21/28
(a)(b)(c)
.................... 1,066 1,065,683
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.98%, 10/15/29
(a)(b)
(c)
............................ 1,660 1,660,152
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (LIBOR USD 3 Month + 1.45%), 1.58%,
04/25/31
(a)(b)(c)
.................... 250 250,011
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
1.18%, 07/24/29
(a)(b)(c)
............... 640 640,234
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 571,336
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 1.32%, 07/15/34
(a)(b)(c)
......... 2,495 2,489,295
Anchorage Capital CLO 1-R Ltd., Series 2018-
1RA, Class A1, (LIBOR USD 3 Month +
0.99%), 1.12%, 04/13/31
(a)(b)(c)
......... 2,240 2,239,408
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 1.63%, 01/28/31
(a)(b)(c)
......... 1,040 1,037,916
Anchorage Capital CLO 4-R Ltd.
(a)(b)(c)
:
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 1.18%, 01/28/31 .... 920 919,833
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/28/31 .... 360 359,138
Anchorage Capital CLO 5-R Ltd.
(a)(b)(c)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.58%, 01/15/30 .... 420 419,703
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/15/30 .... 250 249,809
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.18%, 07/15/30
(a)(b)(c)
............... 1,220 1,219,737
Anchorage Capital CLO 7 Ltd.
(a)(b)(c)
:
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 1.22%, 01/28/31 .... 930 929,793
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 1.88%, 01/28/31 .... USD 1,640 $ 1,639,992
Series 2015-7A, Class D1R2, (LIBOR USD 3
Month + 3.50%), 3.63%, 01/28/31 .... 250 250,117
Anchorage Capital CLO 8 Ltd.
(a)(b)(c)
:
Series 2016-8A, Class AR, (LIBOR USD 3
Month + 1.00%), 1.13%, 07/28/28 .... 410 410,300
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/28/28 .... 650 649,798
Anchorage Capital CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.25%),
1.38%, 10/13/30
(a)(b)(c)
............... 670 670,029
Anchorage Capital Europe CLO 2 DAC
(a)(b)
:
Series 2A, Class B1R, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/34 .......... EUR 522 604,784
Series 2A, Class CR, (EURIBOR 3 Month +
2.40%), 2.40%, 04/15/34 .......... 271 315,567
Series 2A, Class DR, (EURIBOR 3 Month +
3.55%), 3.55%, 04/15/34 .......... 460 535,850
Anchorage Capital Europe CLO DAC
(a)(b)
:
Series 4A, Class D, (EURIBOR 3 Month +
3.20%), 3.20%, 04/25/34 .......... 250 291,181
Series 5A, Class A, (EURIBOR 3 Month +
1.02%), 0.00%, 07/15/34 .......... 680 787,678
Series 5A, Class B1, (EURIBOR 3 Month +
1.70%), 0.00%, 07/15/34 .......... 310 359,089
Antares CLO Ltd., Series 2021-1A, Class A1,
(LIBOR USD 3 Month + 1.53%), 1.66%,
07/25/33
(a)(b)(c)
.................... USD 2,420 2,412,958
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.21%,
04/15/31
(a)(b)(c)
.................... 4,916 4,913,514
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 1.14%,
04/20/31
(a)(b)(c)
.................... 500 499,923
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 1.28%,
10/22/30
(a)(b)(c)
.................... 350 349,890
Apidos CLO XXI, Series 2015-21A, Class A1R,
(LIBOR USD 3 Month + 0.93%), 1.06%,
07/18/27
(a)(b)(c)
.................... 132 132,401
Apidos CLO XXII
(a)(b)(c)
:
Series 2015-22A, Class A2R, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/20/31 .... 250 249,886
Series 2015-22A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.08%, 04/20/31 .... 250 249,253
Aqueduct European CLO 4 DAC, Series 2019-
4X, Class B1, (EURIBOR 3 Month + 1.80%),
1.80%, 07/15/32
(a)(e)
................ EUR 340 393,800
Ares European CLO XII DAC
(a)
:
Series 12A, Class B1R, (EURIBOR 3 Month
+ 1.70%), 0.00%, 04/20/32
(b)
........ 297 344,030
Series 12X, Class B1, (EURIBOR 3 Month +
1.75%), 1.75%, 04/20/32
(e)
......... 200 231,975
Ares LII CLO Ltd., Series 2019-52A, Class A1R,
(LIBOR USD 3 Month + 1.05%), 1.19%,
04/22/31
(a)(b)(c)
.................... USD 1,770 1,772,919
Ares LIX CLO Ltd., Series 2021-59A, Class
A, (LIBOR USD 3 Month + 1.03%), 1.21%,
04/25/34
(a)(b)(c)
.................... 250 248,018
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.30%, 10/15/30
(a)(b)(c)
............... 310 310,004
Armada Euro CLO III DAC
(a)(b)
:
Series 3A, Class CR, (EURIBOR 3 Month +
2.35%), 2.35%, 07/15/31 .......... EUR 580 673,779

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 3A, Class DR, (EURIBOR 3 Month +
3.30%), 3.30%, 07/15/31 .......... EUR 287 $ 333,755
Assurant CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/20/29 .... USD 330 329,501
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.04%), 1.17%, 04/20/31 .... 250 249,879
Atrium IX, Series 9A, Class AR2, (LIBOR USD
3 Month + 0.99%), 1.11%, 05/28/30
(a)(b)(c)
.. 990 989,771
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 0.97%, 04/22/27
(a)(b)(c)
.. 342 342,158
Avery Point V CLO Ltd., Series 2014-5A, Class
BR, (LIBOR USD 3 Month + 1.50%), 1.63%,
07/17/26
(a)(b)(c)
.................... 617 616,637
Avery Point VI CLO Ltd.
(a)(b)(c)
:
Series 2015-6A, Class AR2, (LIBOR USD 3
Month + 0.90%), 1.02%, 08/05/27 .... 924 923,653
Series 2015-6A, Class BR2, (LIBOR USD 3
Month + 1.35%), 1.47%, 08/05/27 .... 850 849,149
Avery Point VII CLO Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 0.96%),
1.09%, 01/15/28
(a)(b)(c)
............... 1,508 1,509,151
Avoca CLO XVII DAC, Series 17A, Class
B1R, (EURIBOR 3 Month + 1.70%), 1.70%,
10/15/32
(a)(b)
..................... EUR 262 303,751
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 1.75%,
04/15/31
(a)(e)
..................... 100 116,638
Avoca CLO XXII DAC, Series 22X, Class
B1, (EURIBOR 3 Month + 1.30%), 1.30%,
04/15/35
(a)(e)
..................... 200 231,636
Avoca CLO XXIV DAC, Series 24A, Class
AR, (EURIBOR 3 Month + 0.90%), 0.90%,
07/15/34
(a)(b)
..................... 1,620 1,873,161
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 1.53%,
01/20/31
(a)(b)(c)
.................... USD 250 248,829
Bain Capital Credit CLO, Series 2018-2A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.73%,
07/19/31
(a)(b)(c)
.................... 250 250,011
Bain Capital Credit CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.63%, 07/20/30 .... 250 248,901
Series 2018-2A, Class A1, (LIBOR USD 3
Month + 1.08%), 1.21%, 07/19/31 .... 330 330,165
Series 2019-3A, Class C, (LIBOR USD 3
Month + 2.85%), 2.98%, 10/21/32 .... 250 250,138
Bain Capital Euro CLO DAC, Series 2019-1X,
Class C, (EURIBOR 3 Month + 2.40%),
2.40%, 04/15/32
(a)(e)
................ EUR 240 278,370
Bardot CLO Ltd., Series 2019-2A, Class DR,
(LIBOR USD 3 Month + 3.00%), 0.00%,
10/22/32
(a)(b)(c)
.................... USD 250 250,000
Barings CLO Ltd.
(a)(b)(c)
:
Series 2016-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.21%, 07/20/28 .... 192 192,573
Series 2018-3A, Class A1, (LIBOR USD 3
Month + 0.95%), 1.08%, 07/20/29 .... 270 270,000
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class B, (LIBOR USD 3
Month + 2.30%), 2.43%, 10/15/32 .... 375 375,129
Series 2020-18A, Class D1, (LIBOR USD 3
Month + 4.00%), 4.13%, 10/15/32 .... 326 326,070
Battalion CLO VII Ltd.
(a)(b)(c)
:
Series 2014-7A, Class A1RR, (LIBOR USD
3 Month + 1.04%), 1.17%, 07/17/28 ... 296 296,124
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-7A, Class CRR, (LIBOR USD 3
Month + 2.93%), 3.06%, 07/17/28 .... USD 250 $ 250,217
Battalion CLO VIII Ltd.
(a)(b)(c)
:
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 1.20%, 07/18/30 .... 1,332 1,331,708
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.68%, 07/18/30 .... 666 661,667
Battalion CLO X Ltd.
(a)(b)(c)
:
Series 2016-10A, Class A1R2, (LIBOR USD
3 Month + 1.17%), 1.30%, 01/25/35 ... 5,370 5,367,321
Series 2016-10A, Class A2R2, (LIBOR USD
3 Month + 1.55%), 1.68%, 01/25/35 ... 630 625,499
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (LIBOR USD 3 Month + 1.72%), 1.85%,
04/24/34
(a)(b)(c)
.................... 250 250,077
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.32%,
07/15/34
(a)(b)
..................... 1,000 1,000,038
BDS Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.07%), 1.15%, 06/16/36
(a)(b)
(c)
............................ 9,610 9,609,998
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.58%, 07/15/29
(a)(b)(c)
........ 1,000 998,952
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/20/29
(a)(b)(c)
... 400 399,715
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.22%, 04/20/31
(a)(b)(c)
........ 960 959,730
Bilbao CLO II DAC, Series 2A, Class A1R,
(EURIBOR 3 Month + 0.97%), 0.97%,
08/20/35
(a)(b)
..................... EUR 1,130 1,311,102
Birch Grove CLO Ltd.
(a)(b)(c)
:
Series 19A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.32%, 06/15/31 ......... USD 250 249,837
Series 19A, Class DR, (LIBOR USD 3 Month
+ 3.35%), 3.47%, 06/15/31 ......... 250 249,998
BlueMountain CLO DAC, Series 2021-1A,
Class D, (EURIBOR 3 Month + 3.20%),
3.20%, 04/15/34
(a)(b)
................ EUR 350 406,701
BlueMountain CLO Ltd.
(a)(b)(c)
:
Series 2013-1A, Class A1R2, (LIBOR USD 3
Month + 1.23%), 1.36%, 01/20/29 .... USD 772 772,205
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.32%, 10/22/30 .... 1,735 1,737,502
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.13%, 04/20/31 .... 250 249,880
Series 2016-2A, Class BR2, (LIBOR USD 3
Month + 2.25%), 2.37%, 08/20/32 .... 300 299,415
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.63%, 07/15/31
(a)(b)(c)
............... 870 867,799
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (LIBOR USD 3 Month + 1.75%),
1.88%, 07/25/34
(a)(b)(c)
............... 250 250,250
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (LIBOR USD 3 Month +
1.26%), 1.39%, 04/15/34
(a)(b)(c)
......... 130 130,292
BlueMountain Fuji Eur CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)(e)
................ EUR 340 394,094
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month + 1.10%),
1.23%, 10/15/31
(a)(b)(c)
............... USD 250 250,230

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cairn CLO XII DAC
(a)(b)
:
Series 2020-12A, Class B, (EURIBOR 3
Month + 2.30%), 2.30%, 04/15/33 .... EUR 250 $ 289,810
Series 2020-12A, Class C, (EURIBOR 3
Month + 3.00%), 3.00%, 04/15/33 .... 250 289,935
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.23%, 04/15/32
(a)(b)(c)
............... USD 610 609,558
Canyon CLO Ltd., Series 2020-3A, Class B,
(LIBOR USD 3 Month + 1.70%), 1.83%,
01/15/34
(a)(b)(c)
.................... 350 350,015
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (LIBOR USD 3 Month + 1.03%),
1.16%, 04/30/31
(a)(b)(c)
............... 1,860 1,861,466
Carlyle Euro CLO DAC, Series 2021-2A, Class
C, (EURIBOR 3 Month + 3.30%), 0.00%,
10/15/35
(a)(b)
..................... EUR 530 613,926
Carlyle Global Market Strategies CLO Ltd.
(a)(b)(c)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.10%, 04/17/31 .... USD 798 799,432
Series 2014-3RA, Class A1A, (LIBOR USD 3
Month + 1.05%), 1.18%, 07/27/31 .... 3,333 3,335,888
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.73%, 07/28/28 .... 530 529,119
Carlyle US CLO Ltd.
(a)(b)(c)
:
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 1.58%, 10/20/27 .... 250 248,180
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/20/31 .... 250 249,376
Series 2021-6A, Class A1, (LIBOR USD 3
Month + 1.16%), 1.27%, 07/15/34 .... 800 800,069
CarVal CLO II Ltd., Series 2019-1A, Class DR,
(LIBOR USD 3 Month + 3.20%), 3.33%,
04/20/32
(a)(b)(c)
.................... 1,130 1,133,929
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.38%, 07/20/30
(a)(b)
(c)
............................ 1,600 1,600,977
CDO Repack SPC Ltd., Series 2006-CLF1,
Class D1, 7.11%, 05/20/30
(b)(c)
......... 60 60,872
Cedar Funding II CLO Ltd.
(a)(b)(c)
:
Series 2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 1.21%, 04/20/34 .... 710 709,178
Series 2013-1A, Class BRR, (LIBOR USD 3
Month + 1.35%), 1.48%, 04/20/34 .... 680 667,385
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.18%, 04/20/34
(a)(b)(c)
............... 3,930 3,918,629
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
1.47%, 05/29/32
(a)(b)(c)
............... 280 280,073
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month + 1.05%),
1.14%, 07/15/33
(a)(b)(c)
............... 1,450 1,447,984
CIFC Funding Ltd.
(a)(b)(c)
:
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.60%), 1.73%, 04/27/31 .... 250 249,405
Series 2014-2RA, Class B1, (LIBOR USD 3
Month + 2.80%), 2.93%, 04/24/30 .... 250 250,000
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.26%, 10/17/30 .... 6,450 6,448,865
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/30 .... 633 632,999
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.28%, 04/19/29 .... 330 326,736
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 1.14%, 04/23/29 .... 1,189 1,188,977
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/23/29 .... USD 340 $ 340,015
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 1.13%, 04/18/31 .... 2,380 2,380,000
Series 2020-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.26%, 07/15/36 .... 300 300,059
Series 2020-1A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.76%, 07/15/36 .... 740 740,014
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.21%, 07/15/36 .... 380 379,997
Clontarf Park CLO DAC, Series 1X, Class
CE, (EURIBOR 3 Month + 3.05%), 3.05%,
08/05/30
(a)(e)
..................... EUR 390 453,119
Cloud Pass-Through Trust, Series 2019-1A,
Class CLOU, 3.55%, 12/05/22
(a)(b)
....... USD 118 118,362
College Avenue Student Loans LLC
(b)
:
Series 2021-B, Class C, 2.42%, 06/25/52 . 250 249,117
Series 2021-B, Class D, 2.72%, 06/25/52 . 100 100,062
Contego CLO VIII DAC, Series 8A, Class
DR, (EURIBOR 3 Month + 3.20%), 3.20%,
01/25/34
(a)(b)
..................... EUR 250 287,420
Crown Point CLO 10 Ltd., Series 2021-10A,
Class A, (LIBOR USD 3 Month + 1.17%),
1.32%, 07/20/34
(a)(b)(c)
............... USD 3,600 3,595,940
Cumberland Park CLO Ltd., Series 2015-2A,
Class CR, (LIBOR USD 3 Month + 1.80%),
1.93%, 07/20/28
(a)(b)(c)
............... 310 309,907
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (EURIBOR 3 Month + 1.30%),
1.30%, 02/22/34
(a)(e)
................ EUR 260 300,364
CVC Cordatus Loan Fund VI DAC, Series 6X,
Class CR, (EURIBOR 3 Month + 1.60%),
1.60%, 04/15/32
(a)(e)
................ 250 288,502
Dartry Park CLO DAC, Series 1A, Class CRR,
(EURIBOR 3 Month + 3.35%), 3.35%,
01/28/34
(a)(b)
..................... 250 290,581
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.31%,
10/20/30
(a)(b)(c)
.................... USD 1,500 1,501,296
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
1.17%, 04/20/34
(a)(b)(c)
............... 1,180 1,179,271
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (LIBOR USD 3 Month + 1.65%),
1.78%, 07/15/30
(a)(b)(c)
............... 250 250,101
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.25%,
01/15/31
(a)(b)(c)
.................... 4,900 4,898,616
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.73%,
07/18/30
(a)(b)(c)
.................... 250 249,999
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1, (LIBOR USD 3 Month + 1.33%), 1.46%,
10/20/32
(a)(b)(c)
.................... 250 250,034
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 1.26%,
05/20/34
(a)(b)(c)
.................... 810 808,589
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.24%,
05/20/34
(a)(b)(c)
.................... 520 518,509
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.03%, 10/15/27
(a)(b)(c)
......... 2,320 2,319,267
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.03%, 04/15/29
(a)(b)(c)
......... 325 324,626

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.32%, 08/15/30
(a)(b)(c)
......... USD 1,660 $ 1,660,119
Elmwood CLO II Ltd.
(a)(b)(c)
:
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.28%, 04/20/34 .... 1,000 999,486
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 04/20/34 .... 250 250,017
Elmwood CLO V Ltd, Series 2020-2A, Class
BR, (LIBOR USD 3 Month + 1.65%), 1.77%,
10/20/34
(a)(b)(c)
.................... 620 620,047
Elmwood CLO V Ltd., Series 2020-2A, Class
CR, (LIBOR USD 3 Month + 2.00%), 2.12%,
10/20/34
(a)(b)(c)
.................... 541 538,835
Elmwood CLO X Ltd., Series 2021-3A, Class
A, (LIBOR USD 3 Month + 1.04%), 1.13%,
10/20/34
(a)(b)(c)
.................... 1,620 1,619,637
Euro-Galaxy IV CLO BV, Series 2015-4A, Class
ARR, (EURIBOR 3 Month + 0.90%), 0.90%,
07/30/34
(a)(b)
..................... EUR 2,220 2,562,315
Euro-Galaxy VI CLO DAC, Series 2018-6X,
Class A, (EURIBOR 3 Month + 0.71%),
0.71%, 04/11/31
(a)(e)
................ 460 532,333
Euro-Galaxy VII CLO DAC, Series 2019-7A,
Class CR, (EURIBOR 3 Month + 2.40%),
2.40%, 07/25/35
(a)(b)
................ 260 302,230
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 1.26%,
07/19/34
(a)(b)(c)
.................... USD 3,150 3,151,610
FS RIALTO, Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.22%), 1.30%, 04/16/28
(a)(b)
(c)
............................ 1,830 1,829,343
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (LIBOR USD 3 Month + 0.97%),
1.10%, 10/15/30
(a)(b)(c)
............... 400 400,120
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.23%,
07/15/31
(a)(b)(c)
.................... 280 280,133
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (LIBOR USD 3 Month + 1.20%),
1.33%, 04/16/34
(a)(b)(c)
............... 910 912,607
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.08%,
10/15/30
(a)(b)(c)
.................... 640 639,679
GoldenTree Loan Management CLO 3 Ltd.,
Series 2018-3A, Class B1, (LIBOR USD 3
Month + 1.55%), 1.68%, 04/20/30
(a)(b)(c)
... 250 249,999
GoldenTree Loan Opportunities IX Ltd.
(a)(b)(c)
:
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 1.24%, 10/29/29 .... 420 420,014
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/29/29 .... 500 500,019
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (LIBOR USD 3 Month
+ 3.05%), 3.18%, 07/20/31
(a)(b)
......... 250 250,020
Golub Capital BDC 3 CLO 1 LLC, Series
2021-1A, Class C1, (LIBOR USD 3 Month +
2.80%), 2.93%, 04/15/33
(a)(b)
.......... 250 250,395
Great Lakes CLO Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.56%), 1.69%,
07/15/31
(a)(b)(c)
.................... 970 968,382
Great Lakes CLO V Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.70%), 1.90%,
04/15/33
(a)(b)(c)
.................... 540 542,227
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Grippen Park CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 1.39%, 01/20/30 .... USD 251 $ 251,019
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.43%, 01/20/30 .... 250 250,056
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (LIBOR USD 1 Month + 0.14%), 0.23%,
03/25/36
(a)
...................... 502 227,018
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
1.50%, 04/15/33
(a)(b)(c)
............... 1,180 1,181,153
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.31%, 07/15/34
(a)(b)(c)
............... 2,580 2,580,448
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (LIBOR USD 3 Month + 1.80%),
1.90%, 07/15/34
(a)(b)(c)
............... 280 280,251
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.21%, 07/25/27
(a)(b)(c)
......... 452 452,317
Harvest CLO XXIII DAC, Series 23A, Class
CE, (EURIBOR 3 Month + 2.05%), 2.05%,
10/20/32
(a)(b)
..................... EUR 310 359,838
Henley CLO IV DAC
(a)
:
Series 4A, Class C, (EURIBOR 3 Month +
2.10%), 2.10%, 04/25/34
(b)
......... 250 288,944
Series 4X, Class B1, (EURIBOR 3 Month +
1.35%), 1.35%, 04/25/34
(e)
......... 130 149,209
Highbridge Loan Management, Series 3A-2014,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.31%, 07/18/29
(a)(b)(c)
............... USD 680 679,836
Highbridge Loan Management Ltd., Series
12A-18, Class A1B, (LIBOR USD 3 Month +
1.25%), 1.38%, 07/18/31
(a)(b)(c)
......... 250 249,753
HPS Loan Management 10-2016 Ltd., Series
10A-16, Class A1RR, (LIBOR USD 3 Month
+ 1.14%), 1.27%, 04/20/34
(a)(b)(c)
........ 1,540 1,534,654
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
1.12%, 02/05/31
(a)(b)(c)
............... 3,009 3,008,609
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.27%,
10/19/28
(a)(b)(c)
.................... 766 765,774
Invesco Euro CLO II DAC, Series 2A, Class
B1R, (EURIBOR 3 Month + 1.70%), 1.70%,
08/15/34
(a)(b)
..................... EUR 300 347,400
Invitation Homes Trust, Series 2018-SFR3,
Class A, (LIBOR USD 1 Month + 1.00%),
1.08%, 07/17/37
(a)(b)
................ USD 623 624,316
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/32
(a)(b)(c)
............... 360 362,055
Kayne CLO 5 Ltd., Series 2019-5A, Class A,
(LIBOR USD 3 Month + 1.35%), 1.48%,
07/24/32
(a)(b)(c)
.................... 800 799,853
Kayne CLO II Ltd., Series 2018-2A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.21%,
10/15/31
(a)(b)(c)
.................... 710 710,971
LCM 29 Ltd., Series 29A, Class AR, (LIBOR
USD 3 Month + 1.07%), 1.20%, 04/15/31
(a)(b)
(c)
............................ 250 250,237
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.17%, 07/20/31
(a)(b)
(c)
............................ 250 250,000

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 1.01%, 04/20/28
(a)(b)
(c)
............................ USD 423 $ 422,482
Lendmark Funding Trust
(b)
:
Series 2021-1A, Class B, 2.47%, 11/20/31 . 380 381,761
Series 2021-1A, Class C, 3.41%, 11/20/31 . 290 291,451
LoanCore Issuer Ltd., Series 2018-CRE1, Class
A, (LIBOR USD 1 Month + 1.13%), 1.21%,
05/15/28
(a)(b)(c)
.................... 182 182,308
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 1.31%,
07/20/34
(a)(b)(c)
.................... 1,010 1,010,037
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
1.88%, 04/15/29
(a)(b)(c)
............... 250 249,922
Madison Park Funding X Ltd., Series 2012-10A,
Class AR3, (LIBOR USD 3 Month + 1.01%),
1.14%, 01/20/29
(a)(b)(c)
............... 2,035 2,034,544
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (LIBOR USD 3 Month +
0.90%), 1.04%, 07/23/29
(a)(b)(c)
......... 2,221 2,220,655
Madison Park Funding XIII Ltd.
(a)(b)(c)
:
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 1.08%, 04/19/30 .... 1,080 1,080,784
Series 2014-13A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/19/30 .... 960 955,170
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 1.06%, 01/22/28
(a)(b)(c)
......... 1,166 1,166,303
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (LIBOR USD 3 Month +
1.12%), 1.25%, 07/15/34
(a)(b)(c)(f)
........ 1,050 1,049,685
Madison Park Funding XXIII Ltd.
(a)(b)(c)
:
Series 2017-23A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.68%, 07/27/31 .... 250 250,089
Series 2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/27/31 .... 250 249,999
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 1.78%, 04/25/29
(a)(b)(c)
......... 320 319,999
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.33%, 07/29/30
(a)(b)(c)
......... 1,665 1,667,211
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.16%, 04/20/30
(a)(b)(c)
......... 250 249,928
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class A1R, (LIBOR USD 3 Month +
0.99%), 1.12%, 04/20/32
(a)(b)(c)
......... 730 730,426
Madison Park Funding XXXVI Ltd., Series
2019-36A, Class B1, (LIBOR USD 3 Month
+ 1.85%), 1.98%, 01/15/33
(a)(b)(c)
........ 530 530,343
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 1.25%, 07/17/34
(a)(b)(c)
......... 1,130 1,128,653
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
1.31%, 12/18/30
(a)(b)(c)
............... 430 429,884
Mariner CLO LLC
(a)(b)(c)
:
Series 2016-3A, Class AR2, (LIBOR USD 3
Month + 0.99%), 1.13%, 07/23/29 .... 400 399,867
Series 2016-3A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.19%, 07/23/29 .... 1,125 1,124,910
Mariner Finance Issuance Trust
(b)
:
Series 2020-AA, Class B, 3.21%, 08/21/34 260 267,243
Series 2020-AA, Class C, 4.10%, 08/21/34 330 341,406
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month + 0.97%),
1.10%, 04/21/31
(a)(b)(c)
............... USD 472 $ 472,234
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.38%,
10/20/30
(a)(b)(c)
.................... 830 830,213
MP CLO VIII Ltd.
(a)(b)(c)
:
Series 2015-2A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.33%, 04/28/34 .... 1,420 1,415,103
Series 2015-2A, Class BRR, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/28/34 .... 1,500 1,493,401
Navient Private Education Refi Loan Trust
(b)
:
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 0.98%, 11/15/68
(a)
... 490 493,867
Series 2021-DA, Class B, 2.61%, 04/15/60
(f)
370 370,000
Series 2021-DA, Class C, 3.48%, 04/15/60
(f)
950 950,000
Series 2021-DA, Class D, 4.00%, 04/15/60
(f)
300 291,600
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.17%, 04/15/34
(a)(b)(c)
........ 570 568,385
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (LIBOR USD 3 Month +
1.65%), 1.79%, 07/15/34
(a)(b)(c)
......... 250 249,999
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (LIBOR USD 3 Month
+ 1.65%), 1.78%, 10/17/30
(a)(b)(c)
........ 400 399,999
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)(c)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.30%, 10/18/30 .... 1,430 1,430,019
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.63%, 10/18/30 .... 250 249,898
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (LIBOR USD 3
Month + 1.45%), 1.58%, 07/20/31
(a)(b)(c)
... 250 249,752
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 1.24%, 07/16/35
(a)(b)(c)
... 880 877,946
Oaktree CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 0.87%), 1.00%,
10/20/27
(a)(b)(c)
.................... 198 197,861
Ocean Trails CLO VI
(a)(b)(c)
:
Series 2016-6A, Class BRR, (LIBOR USD 3
Month + 1.45%), 1.58%, 07/15/28 .... 720 719,091
Series 2016-6A, Class CRR, (LIBOR USD 3
Month + 2.25%), 2.38%, 07/15/28 .... 900 900,247
OCP CLO Ltd.
(a)(b)(c)
:
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 2.03%, 04/24/29 .... 945 944,234
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 1.21%, 04/26/31 .... 140 139,998
Series 2015-10A, Class BR, (LIBOR USD 3
Month + 1.85%), 1.98%, 10/26/27 .... 380 379,513
Series 2016-12A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.25%, 10/18/28 .... 504 504,529
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.08%, 11/20/30 .... 250 249,344
Series 2020-18A, Class AR, (LIBOR USD 3
Month + 1.09%), 1.22%, 07/20/32 .... 320 320,501
Series 2020-19A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.83%, 10/20/34 .... 250 250,000
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class B, (EURIBOR 3
Month + 1.35%), 1.35%, 01/15/32
(e)
... EUR 170 196,579
Series 2020-4A, Class B1R, (EURIBOR 3
Month + 1.70%), 1.70%, 09/22/34
(b)(f)
.. 690 799,262

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-4A, Class DR, (EURIBOR 3
Month + 3.20%), 3.20%, 09/22/34
(b)(f)
.. EUR 250 $ 289,587
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 1.09%, 04/16/31
(a)(b)(c)
........ USD 1,780 1,779,460
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 1.32%, 01/20/31
(a)(b)(c)
......... 250 250,004
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (LIBOR USD 3 Month +
1.65%), 1.76%, 07/15/36
(a)(b)(c)
......... 710 707,375
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 1.26%, 07/20/34
(a)(b)(c)
......... 2,660 2,658,425
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 1.48%, 07/19/30
(a)(b)(c)
........ 320 320,337
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.15%, 07/17/30
(a)(b)(c)
........ 2,755 2,753,250
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 1.13%, 01/25/31
(a)(b)(c)
........ 2,640 2,639,259
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.28%, 04/21/34
(a)(b)(c)
............... 3,220 3,218,428
OHA Credit Funding 3 Ltd.
(a)(b)(c)
:
Series 2019-3A, Class AR, (LIBOR USD 3
Month + 1.14%), 1.29%, 07/02/35 .... 1,450 1,449,173
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.80%, 07/02/35 .... 668 668,614
OHA Loan Funding Ltd.
(a)(b)(c)
:
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 1.17%, 05/23/31 .... 4,495 4,492,289
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.46%, 11/15/32 .... 1,170 1,170,500
OneMain Financial Issuance Trust
(b)
:
Series 2019-2A, Class A, 3.14%, 10/14/36 . 3,140 3,358,650
Series 2020-1A, Class A, 3.84%, 05/14/32 . 2,800 2,894,067
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 565,302
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,487,164
Series 2021-1A, Class C, 2.22%, 06/16/36 . 100 99,694
Series 2021-1A, Class D, 2.47%, 06/16/36 . 210 209,035
Owl Rock CLO VI Ltd., Series 2021-6A, Class
A, (LIBOR USD 3 Month + 1.45%), 1.57%,
06/21/32
(a)(b)(c)
.................... 250 249,077
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.39%, 10/22/30
(a)(b)(c)
............... 9,022 9,021,842
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 1.88%,
04/17/31
(a)(b)(c)
.................... 250 250,011
OZLM VIII Ltd., Series 2014-8A, Class BRR,
(LIBOR USD 3 Month + 2.20%), 2.33%,
10/17/29
(a)(b)(c)
.................... 340 339,232
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (LIBOR USD 3 Month + 1.70%),
1.82%, 07/20/32
(a)(b)(c)
............... 250 250,004
Palmer Square CLO Ltd.
(a)(b)(c)
:
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 1.26%, 05/21/34 .... 5,525 5,555,528
Series 2015-1A, Class A2R4, (LIBOR USD 3
Month + 1.70%), 1.83%, 05/21/34 .... 250 251,237
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 1.68%, 07/20/30 .... 500 500,052
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 1.16%, 04/18/31 .... USD 850 $ 850,152
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.23%, 07/16/31 .... 1,070 1,070,242
Series 2018-3A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.47%, 08/15/26 .... 776 775,286
Series 2018-3A, Class B, (LIBOR USD 3
Month + 1.90%), 2.02%, 08/15/26 .... 350 350,073
Palmer Square Loan Funding Ltd.
(a)(b)(c)
:
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 0.90%), 1.02%, 11/15/26 .... 166 165,831
Series 2018-5A, Class A2, (LIBOR USD 3
Month + 1.40%), 1.53%, 01/20/27 .... 327 326,999
Series 2019-2A, Class C, (LIBOR USD 3
Month + 3.25%), 3.38%, 04/20/27 .... 250 250,048
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.73%, 08/20/27 .... 440 440,141
Series 2019-3A, Class B, (LIBOR USD 3
Month + 2.10%), 2.23%, 08/20/27 .... 350 350,525
Series 2019-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/24/27 .... 290 290,085
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 1.48%, 02/20/28 .... 990 988,422
Series 2020-2A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.68%, 04/20/28 .... 1,270 1,270,134
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.73%, 11/25/28 .... 560 560,193
Park Avenue Institutional Advisers CLO Ltd.
(a)
(b)(c)
:
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 1.24%), 1.36%, 02/14/34 .... 1,390 1,390,842
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.67%, 02/14/34 .... 970 963,340
Penta CLO DAC, Series 2021-9A, Class A,
(EURIBOR 3 Month + 0.85%), 0.85%,
07/25/36
(a)(b)
..................... EUR 1,390 1,600,783
Pikes Peak CLO 1, Series 2018-1A, Class A,
(LIBOR USD 3 Month + 1.18%), 1.31%,
07/24/31
(a)(b)(c)
.................... USD 275 274,914
Pikes Peak CLO 8, Series 2021-8A, Class A,
(LIBOR USD 3 Month + 1.17%), 1.32%,
07/20/34
(a)(b)(c)
.................... 1,570 1,567,217
Post CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.95%), 3.08%,
04/16/31
(a)(b)(c)
.................... 500 500,009
PPM CLO 4 Ltd., Series 2020-4A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.03%,
10/18/31
(a)(b)(c)
.................... 250 250,000
Prodigy Finance DAC
(a)(b)(c)
:
Series 2021-1A, Class A, (LIBOR USD 1
Month + 1.25%), 1.34%, 07/25/51 .... 1,758 1,764,523
Series 2021-1A, Class B, (LIBOR USD 1
Month + 2.50%), 2.59%, 07/25/51 .... 280 281,625
Series 2021-1A, Class C, (LIBOR USD 1
Month + 3.75%), 3.84%, 07/25/51 .... 250 251,793
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
........... 400 413,627
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (LIBOR USD 3 Month + 0.94%),
1.07%, 10/15/30
(a)(b)(c)
............... 1,026 1,025,755
Recette CLO Ltd., Series 2015-1A, Class BRR,
(LIBOR USD 3 Month + 1.40%), 1.53%,
04/20/34
(a)(b)(c)
.................... 250 246,356
Regatta VI Funding Ltd., Series 2016-1A,
Class AR2, (LIBOR USD 3 Month + 1.16%),
1.29%, 04/20/34
(a)(b)(c)
............... 1,040 1,040,968

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta VII Funding Ltd.
(a)(b)(c)
:
Series 2016-1A, Class A1R2, (LIBOR USD 3
Month + 1.15%), 1.27%, 06/20/34 .... USD 720 $ 720,618
Series 2016-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.72%, 06/20/34 .... 250 250,000
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (LIBOR USD 3 Month + 1.45%),
1.58%, 01/15/34
(a)(b)(c)
............... 250 248,182
Regional Management Issuance Trust
(b)
:
Series 2021-2, Class B, 2.35%, 08/15/33 .. 130 128,844
Series 2021-2, Class C, 3.23%, 08/15/33 .. 323 319,458
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(LIBOR USD 3 Month + 1.06%), 1.19%,
01/18/34
(a)(b)(c)
.................... 1,220 1,217,049
Rockford Tower CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class AR2, (LIBOR USD 3
Month + 1.10%), 1.23%, 04/20/34 .... 2,417 2,405,948
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.78%, 04/20/34 ... 1,511 1,499,946
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.63%, 10/15/29 .... 1,945 1,944,291
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 2.98%, 10/15/29 .... 1,039 1,039,001
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.32%, 10/20/30 .... 3,237 3,237,001
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.23%, 05/20/31 .... 297 297,091
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.29%, 10/20/31 .... 250 249,918
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 08/20/32 .... 250 249,540
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 1.25%, 07/20/34 .... 1,730 1,729,057
Rockford Tower Europe CLO DAC
(a)(e)
:
Series 2018-1X, Class B, (EURIBOR 3
Month + 1.85%), 1.85%, 12/20/31 .... EUR 826 956,916
Series 2018-1X, Class C, (EURIBOR 3
Month + 2.47%), 2.47%, 12/20/31 .... 280 324,568
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.16%,
04/20/31
(a)(b)(c)
.................... USD 960 960,323
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 1.22%,
01/15/30
(a)(b)(c)
.................... 1,090 1,092,048
RR 5 Ltd., Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.65%), 1.78%, 10/15/31
(a)(b)
(c)
............................ 250 250,005
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 1.23%, 07/15/35
(a)(b)
2,140 2,140,450
RRE 2 Loan Management DAC, Series 2A,
Class A1R, (EURIBOR 3 Month + 0.86%),
0.86%, 07/15/35
(a)(b)
................ EUR 2,120 2,448,997
RRE 9 Loan Management DAC, Series 9A,
Class A2, (EURIBOR 3 Month + 1.70%),
0.00%, 10/15/36
(a)(b)
................ 650 752,928
Shackleton CLO Ltd., Series 2016-9A, Class
AR, (LIBOR USD 3 Month + 1.13%), 1.26%,
10/20/28
(a)(b)(c)
.................... USD 186 185,709
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class AR3, (LIBOR USD 3 Month + 1.16%),
1.29%, 04/17/34
(a)(b)
................ 5,180 5,187,664
Signal Peak CLO 2 LLC
(a)(b)
:
Series 2015-1A, Class AR2, (LIBOR USD 3
Month + 0.98%), 1.11%, 04/20/29 .... 249 249,349
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/20/29 .... 1,466 1,455,738
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 1.40%,
04/20/33
(a)(b)(c)
.................... USD 640 $ 641,958
Silver Creek CLO Ltd.
(a)(b)(c)
:
Series 2014-1A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.37%, 07/20/30 .... 500 500,256
Series 2014-1A, Class CR, (LIBOR USD 3
Month + 2.30%), 2.43%, 07/20/30 .... 500 498,720
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/20/34
(a)(b)(c)
............... 3,815 3,820,335
SLM Private Credit Student Loan Trust
(a)
:
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.45%, 03/15/24 .... 401 400,338
Series 2006-A, Class A5, (LIBOR USD 3
Month + 0.29%), 0.41%, 06/15/39 .... 2,559 2,514,865
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.83%, 10/15/41
(a)(b)
.......... 3,683 4,124,914
SMB Private Education Loan Trust
(b)
:
Series 2015-B, Class B, 3.50%, 12/17/40 .. 990 1,019,576
Series 2020-B, Class B, 2.76%, 07/15/53 .. 510 512,008
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 4,599 4,648,749
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,557,036
Series 2021-A, Class B, 2.31%, 01/15/53 .. 1,010 1,023,415
Series 2021-A, Class C, 2.99%, 01/15/53 . 2,870 2,909,713
Series 2021-A, Class D1, 3.86%, 01/15/53 . 1,340 1,337,437
Series 2021-A, Class D2, 3.86%, 01/15/53 . 730 728,209
Series 2021-C, Class B, 2.30%, 01/15/53 . 190 190,410
Series 2021-C, Class C, 3.00%, 01/15/53
(f)
160 160,000
Series 2021-C, Class D, 3.93%, 01/15/53
(f)
100 100,000
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (LIBOR USD 3 Month + 2.05%),
2.18%, 10/20/28
(a)(b)(c)
............... 900 897,827
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (LIBOR USD 3 Month + 0.90%),
1.04%, 01/23/29
(a)(b)(c)
............... 310 309,753
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 1.32%,
07/15/34
(a)(b)(c)
.................... 4,180 4,170,099
Sound Point CLO XXVI Ltd., Series 2020-1A,
Class DR, (LIBOR USD 3 Month + 3.35%),
3.48%, 07/20/34
(a)(b)(c)
............... 320 320,561
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.41%, 01/25/32
(a)(b)(c)
............... 460 460,212
Sound Point Euro CLO II Funding DAC, Series
2A, Class B1, (EURIBOR 3 Month + 1.85%),
1.85%, 10/26/32
(a)(b)
................ EUR 610 707,109
St Paul's CLO VI DAC
(a)(b)
:
Series 6A, Class CRR, (EURIBOR 3 Month
+ 2.60%), 2.60%, 05/20/34 ......... 600 700,367
Series 6A, Class DRRE, (EURIBOR 3 Month
+ 3.30%), 3.30%, 05/20/34 ......... 500 574,898
St Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 1.60%,
04/15/33
(a)(e)
..................... 310 361,450
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.38%,
10/15/30
(a)(b)(c)
.................... USD 1,070 1,070,029
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 2.35%,
11/15/31
(a)(e)
..................... EUR 202 234,361

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.28%, 10/15/31
(a)(b)(c)
............... USD 250 $ 250,095
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.01%, 04/15/28
(a)(b)(c)
............... 672 672,703
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (LIBOR USD 3 Month + 1.08%),
1.21%, 04/20/33
(a)(b)(c)
............... 514 513,988
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.96%), 1.08%,
11/18/30
(a)(b)(c)
.................... 890 890,058
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.28%,
01/16/31
(a)(b)(c)
.................... 910 909,738
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 1.27%,
01/20/31
(a)(b)(c)
.................... 670 671,198
TICP CLO VI Ltd.
(a)(b)(c)
:
Series 2016-6A, Class AR2, (LIBOR USD 3
Month + 1.12%), 1.25%, 01/15/34 .... 1,060 1,059,420
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 1.63%, 01/15/34 .... 1,360 1,340,976
Towd Point Mortgage Trust, Series 2019-SJ2,
Class M1, 4.50%, 11/25/58
(a)(b)
......... 3,000 3,013,074
Trestles CLO III Ltd.
(a)(b)(c)
:
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.46%, 01/20/33 .... 1,830 1,831,453
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/20/33 .... 530 530,353
Trestles CLO IV Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.17%), 1.29%,
07/21/34
(a)(b)(c)
.................... 1,550 1,547,284
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,245,256
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
1.53%, 10/18/31
(a)(b)(c)
............... 220 220,003
Trinitas CLO XIV Ltd.
(a)(b)(c)
:
Series 2020-14A, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 01/25/34 .... 730 732,068
Series 2020-14A, Class C, (LIBOR USD 3
Month + 3.00%), 3.13%, 01/25/34 .... 530 532,409
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
1.20%, 07/18/31
(a)(b)(c)
............... 350 350,034
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (LIBOR USD 3 Month + 1.22%), 1.35%,
10/15/29
(a)(b)(c)
.................... 3,230 3,230,824
Voya CLO Ltd.
(a)(b)(c)
:
Series 2014-3A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.78%, 07/25/26 .... 350 349,978
Series 2015-2A, Class AR, (LIBOR USD 3
Month + 0.97%), 1.11%, 07/23/27 .... 436 436,166
Series 2017-3A, Class A1R, (LIBOR USD 3
Month + 1.04%), 1.17%, 04/20/34 .... 465 463,408
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 1.26%, 10/15/30 .... 1,680 1,679,579
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 1.19%, 04/15/31 .... 2,064 2,063,376
Voya Euro CLO II DAC
(a)(b)
:
Series 2A, Class AR, (EURIBOR 3 Month +
0.96%), 0.96%, 07/15/35
(f)
.......... EUR 1,360 1,576,144
Series 2A, Class CR, (EURIBOR 3 Month +
2.15%), 2.15%, 07/15/35 .......... 250 289,587
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya Euro CLO V DAC
(a)(b)(f)
:
Series 5A, Class B1, (EURIBOR 3 Month +
1.75%), 1.75%, 04/15/35 .......... EUR 440 $ 509,674
Series 5A, Class D, (EURIBOR 3 Month +
3.10%), 3.10%, 04/15/35 .......... 250 289,588
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.05%), 3.15%,
07/24/32
(a)(b)(c)
.................... USD 900 900,007
Whitebox CLO II Ltd.
(a)(b)(c)
:
Series 2020-2A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/24/31 .... 280 280,568
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.38%, 10/24/31 .... 280 280,263
Series 2020-2A, Class D, (LIBOR USD 3
Month + 4.15%), 4.28%, 10/24/31 .... 280 280,125
Wind River CLO Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.05%), 1.18%,
07/15/28
(a)(b)(c)
.................... 578 577,710
Woodmont Trust, Series 2017-2A, Class A1R,
(LIBOR USD 3 Month + 1.67%), 1.80%,
04/20/33
(a)(b)
..................... 2,030 2,036,574
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.29%,
01/22/31
(a)(b)(c)
.................... 1,250 1,249,997
York CLO-3 Ltd.
(a)(b)(c)
:
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.25%), 1.38%, 10/20/29 .... 520 520,090
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/20/29 .... 930 930,982
York CLO-4 Ltd., Series 2016-2A, Class A1R,
(LIBOR USD 3 Month + 1.09%), 1.22%,
04/20/32
(a)(b)(c)
.................... 1,050 1,050,497
Total Asset-Backed Securities — 8.9%
(Cost: $382,943,116) .............................. 383,118,732
Corporate Bonds — 33.6%
Aerospace & Defense — 1.5%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
(c)
.......................... 530 578,153
BAE Systems plc, 3.40%, 04/15/30
(b)(c)
..... 2,647 2,857,186
Boeing Co. (The):
2.25%, 06/15/26 .................. 1,495 1,519,608
5.93%, 05/01/60 .................. 853 1,165,262
Embraer Netherlands Finance BV, 5.40%,
02/01/27
(c)
..................... 218 232,306
Embraer Overseas Ltd., 5.70%, 09/16/23
(c)(e)
. 308 326,827
General Dynamics Corp., 3.63%, 04/01/30 .. 3,884 4,350,641
Huntington Ingalls Industries, Inc.:
2.04%, 08/16/28
(b)
................. 436 430,109
4.20%, 05/01/30 .................. 2,110 2,381,590
L3Harris Technologies, Inc.:
4.40%, 06/15/28 .................. 6,690 7,633,997
1.80%, 01/15/31 .................. 6,312 6,091,006
Leidos, Inc.:
4.38%, 05/15/30 .................. 3,778 4,267,667
2.30%, 02/15/31 .................. 3,171 3,098,225
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. 3,540 4,004,319
3.80%, 03/01/45 .................. 844 978,994
2.80%, 06/15/50 .................. 513 507,185
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 5,857 6,336,668
4.03%, 10/15/47 .................. 1,192 1,395,500
5.25%, 05/01/50 .................. 512 717,993

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Raytheon Technologies Corp.:
3.15%, 12/15/24 .................. USD 920 $ 976,706
7.20%, 08/15/27 .................. 630 820,588
7.00%, 11/01/28 .................. 2,010 2,620,952
4.13%, 11/16/28 .................. 2,680 3,050,338
2.15%, 05/18/30 .................. EUR 938 1,211,131
4.20%, 12/15/44 .................. USD 515 596,107
2.82%, 09/01/51 .................. 2,600 2,464,298
Textron, Inc.:
3.90%, 09/17/29 .................. 2,448 2,712,945
2.45%, 03/15/31 .................. 799 800,609
64,126,910
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.25%, 05/15/30 .................. 2,440 2,800,651
2.40%, 05/15/31 .................. 4,724 4,764,861
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 1,409 1,566,125
2.50%, 09/01/29 .................. 864 905,345
10,036,982
Airlines — 0.5%
Air Canada Pass-Through Trust
(b)(c)
:
Series 2017-1, Class B, 3.70%, 01/15/26 . 7 6,895
Series 2017-1, Class AA, 3.30%, 01/15/30 430 438,656
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23 . 1,614 1,589,655
Series 2016-1, Class B, 5.25%, 01/15/24 . 1,085 1,070,585
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
643 632,328
Series 2017-1, Class B, 4.95%, 02/15/25 . 533 534,190
Series 2015-2, Class AA, 3.60%, 09/22/27 311 322,376
Series 2016-1, Class AA, 3.58%, 01/15/28 2,324 2,370,152
Series 2019-1, Class B, 3.85%, 02/15/28 . 1,056 1,005,998
Series 2016-2, Class AA, 3.20%, 06/15/28 445 448,318
Series 2016-3, Class AA, 3.00%, 10/15/28 930 927,034
Series 2017-1, Class AA, 3.65%, 02/15/29 354 365,307
Series 2017-2, Class AA, 3.35%, 10/15/29 678 682,596
Series 2019-1, Class AA, 3.15%, 02/15/32 1,043 1,052,993
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 2,489 2,626,986
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 14 14,567
Series 2014-2, Class B, 4.63%, 09/03/22 . 121 123,365
Series 2016-2, Class B, 3.65%, 10/07/25 . 82 81,693
Series 2020-1, Class B, 4.88%, 01/15/26 . 785 831,026
Series 2020-1, Class A, 5.88%, 10/15/27 . 2,727 3,051,379
Series 2015-1, Class AA, 3.45%, 12/01/27 914 962,942
Series 2019-2, Class B, 3.50%, 05/01/28 . 1,069 1,050,912
Series 2016-1, Class AA, 3.10%, 07/07/28 54 55,911
Series 2016-2, Class AA, 2.88%, 10/07/28 445 450,241
Series 2018-1, Class AA, 3.50%, 03/01/30 550 579,552
Series 2019-1, Class AA, 4.15%, 08/25/31 629 677,173
Series 2019-2, Class AA, 2.70%, 05/01/32 851 859,880
22,812,710
Automobiles — 0.2%
General Motors Co., 4.00%, 04/01/25 ..... 698 758,969
Hyundai Capital America
(b)
:
3.95%, 02/01/22 .................. 290 293,266
2.38%, 02/10/23 .................. 586 598,901
Nissan Motor Acceptance Co. LLC, 2.45%,
09/15/28
(b)
..................... 114 112,725
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)(c)
.. 6,832 7,683,960
9,447,821
Security
Par (000)
Par (000) Value
Banks — 4.9%
Banco Santander SA
(c)
:
2.71%, 06/27/24 .................. USD 2,400 $ 2,524,286
1.85%, 03/25/26 .................. 1,400 1,418,010
3.31%, 06/27/29 .................. 2,200 2,379,027
Bank of America Corp.:
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 843 868,771
(SOFR + 0.74%), 0.81%, 10/24/24
(a)
.... 1,155 1,159,001
Series L, 3.95%, 04/21/25 ........... 901 981,876
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 9,812 10,248,928
4.45%, 03/03/26 .................. 4,872 5,455,323
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
.... 2,551 2,550,377
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 2,360 2,342,266
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
.................... 6,696 6,734,436
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
.... 3,661 3,676,064
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 5,226 5,767,153
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 711 781,367
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 6,747 7,396,707
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
.................... 1,422 1,581,493
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 2,018 2,288,336
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 2,712 3,036,148
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 2,865 3,048,497
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
.... 3,462 3,330,341
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... 1,614 1,643,567
(SOFR + 1.22%), 2.30%, 07/21/32
(a)
.... 2,600 2,562,878
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40
(a)
.................... 756 870,351
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 3,885 3,750,649
Barclays plc
(a)(c)
:
(LIBOR USD 3 Month + 1.90%), 4.97%,
05/16/29 ..................... 4,631 5,384,082
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42 ................ 439 465,930
Citigroup, Inc.
(a)
:
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 ..................... 1,509 1,658,698
(SOFR + 1.42%), 2.98%, 11/05/30 ...... 10,814 11,369,703
Citizens Financial Group, Inc., 3.25%, 04/30/30 1,112 1,191,067
Danske Bank A/S
(c)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 1,325 1,331,304
5.38%, 01/12/24
(e)
................. 514 564,116
5.38%, 01/12/24
(b)
................. 3,127 3,431,890
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
.............. 1,818 1,818,209
1.55%, 09/10/27
(b)
................. 1,812 1,797,781
Discover Bank, 3.45%, 07/27/26 ......... 2,020 2,189,933
Grupo Aval Ltd.
(c)
:
4.75%, 09/26/22
(e)
................. 232 237,452
4.38%, 02/04/30
(b)
................. 1,896 1,864,953
HSBC Holdings plc
(a)(c)
:
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 1,592 1,807,498

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 ..................... USD 1,702 $ 1,878,565
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(g)
...................... 2,176 2,205,920
(SOFR + 1.19%), 2.80%, 05/24/32 ...... 2,116 2,144,498
ING Groep NV, 4.63%, 01/06/26
(b)(c)
....... 2,897 3,287,759
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)(c)
.... 554 539,457
JPMorgan Chase & Co.
(a)
:
(SOFR + 1.16%), 2.30%, 10/15/25 ...... 2,358 2,445,747
(SOFR + 1.59%), 2.00%, 03/13/26 ...... 16,827 17,235,649
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27 ..................... 4,777 5,271,861
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28 ..................... 7,853 8,653,271
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28 ..................... 2,434 2,658,503
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29 ..................... 2,412 2,778,196
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48 ..................... 1,886 2,274,027
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48 ..................... 1,589 1,851,815
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49 ..................... 426 489,057
KeyCorp, 2.55%, 10/01/29 ............ 22 22,897
Lloyds Banking Group plc
(c)
:
3.75%, 01/11/27 .................. 3,215 3,535,342
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
............... 640 639,462
Mitsubishi UFJ Financial Group, Inc.
(c)
:
3.00%, 02/22/22 .................. 1,276 1,289,528
3.46%, 03/02/23 .................. 2,589 2,700,792
2.19%, 02/25/25 .................. 7,052 7,294,404
Mizuho Financial Group, Inc.
(a)(c)
:
(SOFR + 1.24%), 2.84%, 07/16/25 ...... 542 569,837
(SOFR + 1.36%), 2.55%, 09/13/25 ...... 2,440 2,553,684
(SOFR + 1.77%), 2.20%, 07/10/31 ...... 2,147 2,111,336
(SOFR + 1.53%), 1.98%, 09/08/31 ...... 3,438 3,318,720
NBK Tier 1 Financing Ltd., (USD Swap Semi 6
Year + 2.88%), 3.62%
(a)(b)(c)(g)
.......... 1,238 1,238,774
Santander UK Group Holdings plc
(a)(c)
:
(SOFR + 0.79%), 1.09%, 03/15/25 ...... 2,441 2,445,280
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
1.53%, 08/21/26 ................ 2,853 2,847,270
Sumitomo Mitsui Financial Group, Inc.
(c)
:
2.70%, 07/16/24 .................. 4,183 4,393,694
2.35%, 01/15/25 .................. 3,382 3,511,682
US Bancorp, 3.00%, 07/30/29 .......... 1,028 1,104,271
Wells Fargo & Co.
(a)
:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28 ..................... 750 821,152
(SOFR + 1.43%), 2.88%, 10/30/30 ...... 2,002 2,090,810
(SOFR + 4.03%), 4.48%, 04/04/31 ...... 1,101 1,281,879
(SOFR + 2.53%), 3.07%, 04/30/41 ...... 3,536 3,633,569
212,627,176
Beverages — 0.6%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36
(c)
5,100 6,163,047
Anheuser-Busch InBev Finance, Inc., 4.00%,
01/17/43
(c)
..................... 960 1,058,504
Anheuser-Busch InBev Worldwide, Inc.
(c)
:
4.00%, 04/13/28 .................. 417 470,613
4.75%, 01/23/29 .................. 9,035 10,636,701
Security
Par (000)
Par (000) Value
Beverages (continued)
4.60%, 04/15/48 .................. USD 1,834 $ 2,189,474
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 1,283 1,246,985
1.00%, 03/09/41 .................. EUR 1,170 1,302,279
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... USD 2,581 2,779,639
PepsiCo, Inc., 3.63%, 03/19/50 ......... 430 495,342
26,342,584
Biotechnology — 0.8%
AbbVie, Inc.:
2.60%, 11/21/24 .................. 1,252 1,316,140
3.80%, 03/15/25 .................. 7,462 8,102,633
3.20%, 05/14/26 .................. 4,669 5,037,373
2.95%, 11/21/26 .................. 904 968,316
4.50%, 05/14/35 .................. 1,736 2,075,145
4.30%, 05/14/36 .................. 435 510,091
4.85%, 06/15/44 .................. 4 5,033
4.70%, 05/14/45 .................. 1,910 2,356,400
4.88%, 11/14/48 .................. 588 754,288
Amgen, Inc.:
2.45%, 02/21/30 .................. 2,876 2,937,230
4.40%, 05/01/45 .................. 2,481 2,967,719
Biogen, Inc.:
2.25%, 05/01/30 .................. 2,536 2,522,387
3.25%, 02/15/51
(b)
................. 814 800,243
Gilead Sciences, Inc.:
4.15%, 03/01/47 .................. 1,872 2,190,370
2.80%, 10/01/50 .................. 1,048 987,944
33,531,312
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 5,469 5,665,860
Johnson Controls International plc, 5.13%,
09/14/45 ...................... 10 13,104
Owens Corning, 3.95%, 08/15/29 ........ 318 354,800
6,033,764
Capital Markets — 3.1%
Credit Suisse AG
(c)
:
3.63%, 09/09/24 .................. 2,137 2,303,311
1.25%, 08/07/26 .................. 3,804 3,749,968
Credit Suisse Group AG
(b)(c)
:
3.57%, 01/09/23 .................. 624 629,118
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)
.................... 1,753 1,851,020
(SOFR + 1.73%), 3.09%, 05/14/32
(a)
.... 928 948,904
Deutsche Bank AG
(c)
:
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 4,899 4,932,836
1.69%, 03/19/26 .................. 4,744 4,770,959
E*TRADE Financial Corp., 4.50%, 06/20/28 .. 981 1,122,287
Goldman Sachs Group, Inc. (The):
4.00%, 03/03/24 .................. 439 472,906
3.50%, 01/23/25 .................. 7,756 8,307,694
3.50%, 04/01/25 .................. 18,221 19,589,457
3.75%, 05/22/25 .................. 1,630 1,766,382
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
.... 4,963 4,915,199
(LIBOR USD 3 Month + 1.17%), 1.29%,
05/15/26
(a)
.................... 871 892,814
3.50%, 11/16/26 .................. 640 691,596
3.85%, 01/26/27 .................. 2,778 3,052,275
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 4,289 4,277,205
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 7,304 8,039,747
Huarong Finance 2019 Co. Ltd., 4.50%,
05/29/29
(c)
..................... 300 274,650
Intercontinental Exchange, Inc.:
3.75%, 09/21/28 .................. 973 1,085,543

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.10%, 06/15/30 .................. USD 964 $ 953,314
1.85%, 09/15/32 .................. 666 626,751
Moody's Corp., 3.25%, 01/15/28 ......... 1,335 1,449,877
Morgan Stanley:
3.63%, 01/20/27 .................. 1,380 1,521,226
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 9,686 9,714,817
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 2,179 2,168,640
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 7,304 8,009,841
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 4,156 4,598,679
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 9,362 10,810,034
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 6,286 6,481,449
Nomura Holdings, Inc., 2.61%, 07/14/31
(c)
... 2,431 2,422,170
Northern Trust Corp., 3.15%, 05/03/29 ..... 628 685,379
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(c)(g)
......................... 570 575,814
UBS Group AG
(a)(b)(c)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23 ..................... 703 717,804
(USD Swap Semi 5 Year + 4.34%), 7.00%
(g)
4,115 4,489,300
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27 ................ 4,470 4,418,241
133,317,207
Chemicals — 0.4%
Dow Chemical Co. (The), 1.13%, 03/15/32 .. EUR 1,156 1,364,152
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. USD 3,602 4,050,145
Ecolab, Inc., 2.75%, 08/18/55
(b)
......... 2,365 2,272,390
Equate Petrochemical BV
(c)
:
4.25%, 11/03/26
(e)
................. 202 222,301
2.63%, 04/28/28
(b)
................. 545 547,044
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 1,579 1,798,413
MEGlobal Canada ULC, 5.00%, 05/18/25
(b)(c)
. 700 771,006
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)(c)
.................... 1,265 1,262,331
Sherwin-Williams Co. (The), 2.30%, 05/15/30 . 2,238 2,259,058
Westlake Chemical Corp., 3.38%, 08/15/61 .. 1,049 986,583
15,533,423
Commercial Services & Supplies — 0.3%
RELX Capital, Inc.
(c)
:
3.50%, 03/16/23 .................. 595 619,965
4.00%, 03/18/29 .................. 2,571 2,893,273
3.00%, 05/22/30 .................. 3,694 3,921,570
Republic Services, Inc.:
3.38%, 11/15/27 .................. 513 559,896
3.95%, 05/15/28 .................. 9 10,153
Waste Management, Inc., 1.15%, 03/15/28 .. 3,421 3,294,172
11,299,029
Communications Equipment — 0.3%
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 5,164 5,997,086
2.75%, 05/24/31 .................. 3,881 3,960,625
5.50%, 09/01/44 .................. 1,293 1,684,717
11,642,428
Construction & Engineering — 0.1%
Mexico City Airport Trust, 5.50%, 07/31/47
(c)(e)
. 2,089 2,122,946
Consumer Finance — 0.6%
AerCap Ireland Capital DAC
(c)
:
3.50%, 01/15/25 .................. 299 314,611
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.45%, 10/01/25 .................. USD 473 $ 517,005
4.45%, 04/03/26 .................. 1,150 1,252,624
Capital One Financial Corp., 3.90%, 01/29/24 2,642 2,828,001
Discover Financial Services, 4.50%, 01/30/26 424 474,951
General Motors Financial Co., Inc.:
3.55%, 07/08/22 .................. 5,097 5,218,335
3.70%, 05/09/23 .................. 2,616 2,729,383
5.10%, 01/17/24 .................. 2,023 2,208,472
4.00%, 01/15/25 .................. 2,900 3,139,491
2.75%, 06/20/25 .................. 2,538 2,653,480
1.25%, 01/08/26 .................. 1,022 1,009,038
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)(c)
.................... 1,650 1,681,247
Synchrony Financial:
4.50%, 07/23/25 .................. 64 70,672
3.70%, 08/04/26 .................. 874 948,381
25,045,691
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 ... 807 1,128,259
Packaging Corp. of America, 3.05%, 10/01/51 416 410,194
1,538,453
Diversified Financial Services — 0.3%
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 3,269 3,922,971
MDGH - GMTN BV
(b)(c)
:
2.50%, 11/07/24 .................. 857 894,708
2.88%, 11/07/29 .................. 672 708,036
ORIX Corp., 2.90%, 07/18/22
(c)
......... 941 960,178
Shell International Finance BV, 2.38%,
11/07/29
(c)
..................... 5,611 5,828,563
12,314,456
Diversified Telecommunication Services — 1.7%
AT&T, Inc.:
0.00%, 11/27/22
(b)(h)
................ 8,000 7,944,428
3.90%, 03/11/24 .................. 440 470,249
2.30%, 06/01/27 .................. 1,789 1,851,572
1.65%, 02/01/28 .................. 4,283 4,248,699
2.75%, 06/01/31 .................. 993 1,019,612
2.25%, 02/01/32 .................. 1,594 1,552,020
2.55%, 12/01/33 .................. 967 951,352
4.50%, 05/15/35 .................. 1,480 1,732,553
3.15%, 09/04/36 .................. EUR 385 539,974
2.60%, 05/19/38 .................. 1,050 1,381,308
5.15%, 03/15/42 .................. USD 414 513,050
3.50%, 09/15/53 .................. 1,975 1,954,697
3.55%, 09/15/55 .................. 3,019 2,977,168
3.65%, 09/15/59 .................. 3,643 3,631,790
3.50%, 02/01/61 .................. 1,150 1,100,489
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)(c)
............... 2,606 2,863,652
Verizon Communications, Inc.:
2.10%, 03/22/28 .................. 5,736 5,822,556
4.33%, 09/21/28 .................. 5,813 6,682,202
3.15%, 03/22/30 .................. 1,100 1,176,404
1.50%, 09/18/30 .................. 5,726 5,418,880
1.68%, 10/30/30 .................. 5,415 5,149,307
1.75%, 01/20/31 .................. 2,364 2,246,958
2.55%, 03/21/31 .................. 75 75,922
4.50%, 08/10/33 .................. 965 1,149,034
4.27%, 01/15/36 .................. 3,087 3,626,338
2.65%, 11/20/40 .................. 1,334 1,253,387
2.85%, 09/03/41 .................. 648 632,429
2.88%, 11/20/50 .................. 2,543 2,370,447
3.00%, 11/20/60 .................. 528 487,742

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.70%, 03/22/61 .................. USD 1,459 $ 1,540,599
72,364,818
Electric Utilities — 3.0%
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 2,458 2,737,355
Series H, 3.45%, 01/15/50 ........... 520 536,679
3.45%, 05/15/51 .................. 1,095 1,131,163
AEP Transmission Co. LLC:
3.80%, 06/15/49 .................. 618 705,743
3.15%, 09/15/49 .................. 1,683 1,737,748
Series M, 3.65%, 04/01/50 ........... 1,678 1,873,893
Alabama Power Co.:
Series A, 4.30%, 07/15/48 ........... 1,271 1,564,270
3.45%, 10/01/49 .................. 527 568,899
Atlantic City Electric Co., 4.00%, 10/15/28 ... 415 470,102
Baltimore Gas & Electric Co.:
3.50%, 08/15/46 .................. 1,218 1,321,020
3.75%, 08/15/47 .................. 557 629,965
4.25%, 09/15/48 .................. 831 1,014,193
3.20%, 09/15/49 .................. 1,036 1,078,054
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 04/01/31 .......... 1,709 1,742,572
3.95%, 03/01/48 .................. 448 533,317
Series AD, 2.90%, 07/01/50 .......... 620 626,189
Series AF, 3.35%, 04/01/51 .......... 1,003 1,091,949
Commonwealth Edison Co., Series 130, 3.13%,
03/15/51 ...................... 1,247 1,285,114
DTE Electric Co.:
4.30%, 07/01/44 .................. 2 2,447
Series A, 4.05%, 05/15/48 ........... 1,505 1,789,571
3.95%, 03/01/49 .................. 1,541 1,819,483
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 1,410 1,602,483
3.88%, 03/15/46 .................. 942 1,063,156
3.45%, 04/15/51 .................. 1,127 1,217,922
Duke Energy Florida LLC:
2.50%, 12/01/29 .................. 11,482 11,875,616
1.75%, 06/15/30 .................. 1,161 1,125,791
Duke Energy Progress LLC:
3.70%, 09/01/28 .................. 605 674,223
3.45%, 03/15/29 .................. 4,704 5,200,430
Edison International:
2.40%, 09/15/22 .................. 38 38,614
3.13%, 11/15/22 .................. 8 8,202
4.95%, 04/15/25 .................. 2,198 2,420,120
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 720 759,824
Entergy Louisiana LLC, 4.20%, 09/01/48 ... 1,581 1,894,736
Exelon Corp.:
5.10%, 06/15/45 .................. 312 409,315
4.70%, 04/15/50 .................. 512 646,981
FEL Energy VI SARL, 5.75%, 12/01/40
(c)(e)
... 837 873,740
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
.......... 1,839 2,017,712
2.65%, 03/01/30 .................. 2,240 2,228,800
Series B, 2.25%, 09/01/30 ........... 1,970 1,901,050
Series C, 3.40%, 03/01/50 ........... 411 395,119
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 5,908 6,424,443
5.45%, 07/15/44 .................. 267 340,304
4.55%, 04/01/49 .................. 3,044 3,562,673
Florida Power & Light Co.:
4.05%, 10/01/44 .................. 467 560,116
3.95%, 03/01/48 .................. 1,353 1,633,582
4.13%, 06/01/48 .................. 403 493,907
3.15%, 10/01/49 .................. 3,597 3,808,706
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
MidAmerican Energy Co.:
3.10%, 05/01/27 .................. USD 90 $ 97,864
3.65%, 04/15/29 .................. 4,992 5,585,947
3.65%, 08/01/48 .................. 180 201,959
4.25%, 07/15/49 .................. 910 1,124,567
3.15%, 04/15/50 .................. 1,371 1,434,988
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 317 355,122
Northern States Power Co.:
4.00%, 08/15/45 .................. 669 790,282
2.90%, 03/01/50 .................. 1,200 1,205,377
3.20%, 04/01/52 .................. 540 575,551
NRG Energy, Inc.
(b)
:
2.45%, 12/02/27 .................. 3,615 3,668,395
4.45%, 06/15/29 .................. 1,496 1,655,162
NSTAR Electric Co., 3.95%, 04/01/30 ..... 425 485,319
Ohio Power Co.:
Series Q, 1.63%, 01/15/31 ........... 623 594,781
4.00%, 06/01/49 .................. 983 1,145,124
Series R, 2.90%, 10/01/51 ........... 1,172 1,132,465
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 3,698 4,180,632
3.80%, 09/30/47 .................. 565 649,640
3.80%, 06/01/49 .................. 968 1,131,965
5.35%, 10/01/52 .................. 384 561,206
PECO Energy Co., 3.05%, 03/15/51 ...... 1,924 1,957,837
Public Service Electric & Gas Co.:
3.65%, 09/01/28 .................. 2,089 2,335,632
3.20%, 05/15/29 .................. 472 514,816
3.00%, 03/01/51 .................. 545 559,839
Southern California Edison Co.:
1.85%, 02/01/22 .................. 155 155,118
Series E, 3.70%, 08/01/25 ........... 1,286 1,398,243
Series 20C, 1.20%, 02/01/26 ......... 730 723,497
2.25%, 06/01/30 .................. 5,033 4,940,661
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 2,123 2,224,533
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)(c)
.................... 835 932,225
Tampa Electric Co.:
4.45%, 06/15/49 .................. 892 1,101,913
3.45%, 03/15/51 .................. 508 543,163
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 3,808 4,091,161
Virginia Electric & Power Co.:
Series A, 3.15%, 01/15/26 ........... 807 868,555
Series A, 3.50%, 03/15/27 ........... 577 636,821
4.00%, 01/15/43 .................. 1,160 1,329,854
Vistra Operations Co. LLC, 4.30%, 07/15/29
(b)
3,137 3,343,278
131,670,783
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 1,034 1,240,252
Entertainment — 0.2%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. 2,133 1,976,858
2.50%, 09/15/50 .................. 666 576,663
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 2,914 2,818,047
Walt Disney Co. (The):
2.75%, 09/01/49 .................. 2,429 2,332,279
4.70%, 03/23/50 .................. 1,140 1,494,690
9,198,537
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.:
2.40%, 03/15/25 .................. 2,350 2,443,405

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
1.30%, 09/15/25 .................. USD 3,183 $ 3,183,627
1.60%, 04/15/26 .................. 818 821,341
3.95%, 03/15/29 .................. 885 983,875
3.80%, 08/15/29 .................. 3,482 3,861,181
Boston Properties LP, 3.13%, 09/01/23 ..... 616 642,201
CC Holdings GS V LLC, 3.85%, 04/15/23 ... 463 485,999
Crown Castle International Corp.:
1.35%, 07/15/25 .................. 1,864 1,872,796
1.05%, 07/15/26 .................. 541 529,471
3.10%, 11/15/29 .................. 4,449 4,674,176
3.30%, 07/01/30 .................. 1,993 2,124,027
2.25%, 01/15/31 .................. 2,420 2,364,981
Digital Dutch Finco BV
(e)
:
1.50%, 03/15/30 .................. EUR 1,950 2,369,644
1.00%, 01/15/32 .................. 1,070 1,212,801
Duke Realty LP, 1.75%, 02/01/31 ........ USD 3,245 3,091,982
Equinix, Inc.:
1.25%, 07/15/25 .................. 601 598,559
1.00%, 09/15/25 .................. 3,463 3,415,441
2.15%, 07/15/30 .................. 2,427 2,380,127
2.50%, 05/15/31 .................. 1,201 1,209,173
GLP Capital LP:
5.25%, 06/01/25 .................. 2,013 2,244,656
4.00%, 01/15/30 .................. 4,627 4,968,565
4.00%, 01/15/31 .................. 2,571 2,773,081
National Retail Properties, Inc.:
2.50%, 04/15/30 .................. 1,554 1,574,801
3.50%, 04/15/51 .................. 1,224 1,273,512
3.00%, 04/15/52 .................. 474 448,619
Prologis Euro Finance LLC, 1.50%, 09/10/49 . EUR 1,560 1,764,275
Realty Income Corp., 3.25%, 01/15/31 ..... USD 1,331 1,444,351
Service Properties Trust, 4.35%, 10/01/24 ... 990 1,003,098
55,759,765
Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)(c)
.................... 3,065 3,375,288
Walmart, Inc., 2.65%, 09/22/51 ......... 442 439,971
3,815,259
Food Products — 0.0%
Mondelez International, Inc., 2.75%, 04/13/30 1,387 1,451,261
Gas Utilities — 0.2%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 684 794,858
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 5,245 5,038,681
ONE Gas, Inc., 2.00%, 05/15/30 ......... 480 470,092
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ...................... 1,045 1,050,560
Promigas SA ESP
(c)
:
3.75%, 10/16/29
(b)
................. 600 599,745
3.75%, 10/16/29
(e)
................. 936 935,602
8,889,538
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., 2.65%, 06/01/30 ... 1,287 1,328,142
DH Europe Finance II SARL, 1.80%, 09/18/49 EUR 800 972,629
Medtronic Global Holdings SCA:
1.50%, 07/02/39 .................. 785 945,313
1.38%, 10/15/40 .................. 528 618,611
1.75%, 07/02/49 .................. 800 971,498
4,836,193
Health Care Providers & Services — 1.4%
Aetna, Inc.:
6.63%, 06/15/36 .................. USD 344 497,015
4.50%, 05/15/42 .................. 745 890,243
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.75%, 03/15/44 .................. USD 5 $ 6,198
Anthem, Inc.:
3.65%, 12/01/27 .................. 774 859,811
4.10%, 03/01/28 .................. 2,049 2,319,494
3.60%, 03/15/51 .................. 726 793,144
Centene Corp.:
2.45%, 07/15/28 .................. 1,254 1,260,270
3.00%, 10/15/30 .................. 3,317 3,399,925
Cigna Corp.:
3.40%, 03/01/27 .................. 2,935 3,207,246
4.38%, 10/15/28 .................. 3,951 4,565,834
CVS Health Corp.:
3.25%, 08/15/29 .................. 6,740 7,244,421
3.75%, 04/01/30 .................. 6,477 7,195,643
5.13%, 07/20/45 .................. 2,128 2,742,414
HCA, Inc.:
4.75%, 05/01/23 .................. 4,793 5,092,713
5.00%, 03/15/24 .................. 429 470,818
5.25%, 04/15/25 .................. 3,462 3,924,362
5.25%, 06/15/26 .................. 3,142 3,605,507
2.38%, 07/15/31 .................. 5,518 5,422,975
Humana, Inc.:
4.50%, 04/01/25 .................. 491 545,237
4.88%, 04/01/30 .................. 824 978,511
UnitedHealth Group, Inc.:
3.38%, 04/15/27 .................. 80 88,053
6.88%, 02/15/38 .................. 333 509,817
4.63%, 11/15/41 .................. 1,829 2,295,107
4.20%, 01/15/47 .................. 953 1,165,605
3.70%, 08/15/49 .................. 596 677,010
2.90%, 05/15/50 .................. 914 916,466
60,673,839
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc., 3.25%, 02/15/30 ..... 584 603,975
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ...................... 1,145 1,159,635
McDonald's Corp.:
2.63%, 09/01/29 .................. 9 9,387
2.13%, 03/01/30 .................. 871 879,120
3.60%, 07/01/30 .................. 1,565 1,740,611
4.45%, 03/01/47 .................. 918 1,119,844
4.45%, 09/01/48 .................. 990 1,215,586
4.20%, 04/01/50 .................. 15 17,882
Starbucks Corp.:
2.25%, 03/12/30 .................. 2,010 2,026,241
2.55%, 11/15/30 .................. 808 829,976
9,602,257
Household Durables — 0.2%
DR Horton, Inc., 1.30%, 10/15/26 ........ 4,340 4,291,096
Lennar Corp., 4.13%, 01/15/22 ......... 3,020 3,020,000
PulteGroup, Inc., 5.50%, 03/01/26 ........ 866 1,003,746
8,314,842
Independent Power and Renewable Electricity Producers — 0.0%
Colbun SA, 3.15%, 03/06/30
(b)(c)
......... 200 205,787
Industrial Conglomerates — 0.0%
General Electric Co.:
4.25%, 05/01/40 .................. 5 5,841
4.50%, 03/11/44 .................. 16 19,294
4.35%, 05/01/50 .................. 623 752,239
Roper Technologies, Inc., 2.95%, 09/15/29 .. 741 785,993
1,563,367

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Insurance — 0.4%
American International Group, Inc.:
3.40%, 06/30/30 .................. USD 2,582 $ 2,817,452
4.50%, 07/16/44 .................. 750 915,672
Aon Corp.:
4.50%, 12/15/28 .................. 1,371 1,581,422
3.75%, 05/02/29 .................. 938 1,044,120
2.80%, 05/15/30 .................. 3,868 4,040,716
Hartford Financial Services Group, Inc. (The),
5.95%, 10/15/36 ................. 721 981,139
Marsh & McLennan Cos., Inc.:
1.35%, 09/21/26 .................. EUR 1,005 1,229,182
1.98%, 03/21/30 .................. 1,422 1,825,678
2.25%, 11/15/30 .................. USD 1,547 1,558,145
15,993,526
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.50%, 06/03/50 ...... 3,349 3,136,514
eBay, Inc., 1.40%, 05/10/26 ........... 1,815 1,820,837
4,957,351
IT Services — 0.8%
Fidelity National Information Services, Inc.:
1.00%, 12/03/28 .................. EUR 2,550 3,038,478
2.95%, 05/21/39 .................. 1,169 1,640,500
Fiserv, Inc.:
4.20%, 10/01/28 .................. USD 2,957 3,365,867
3.50%, 07/01/29 .................. 5,311 5,783,388
Global Payments, Inc.:
1.20%, 03/01/26 .................. 5,280 5,226,514
4.80%, 04/01/26 .................. 3,096 3,507,074
3.20%, 08/15/29 .................. 2,895 3,060,294
International Business Machines Corp.:
3.30%, 05/15/26 .................. 4,346 4,736,881
1.95%, 05/15/30 .................. 6,311 6,232,998
36,591,994
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 2,061 2,210,046
2.75%, 09/15/29 .................. 820 855,642
2.10%, 06/04/30 .................. 245 242,529
2.30%, 03/12/31 .................. 585 585,595
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/41 .................. 719 717,168
1.88%, 10/01/49 .................. EUR 1,600 1,947,511
6,558,491
Machinery — 0.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . USD 4,790 5,140,814
Otis Worldwide Corp., 2.57%, 02/15/30 .... 1,407 1,444,441
6,585,255
Media — 1.1%
Charter Communications Operating LLC:
2.25%, 01/15/29 .................. 133 132,895
6.48%, 10/23/45 .................. 5,099 6,932,500
5.38%, 05/01/47 .................. 3,700 4,429,994
3.85%, 04/01/61 .................. 1,390 1,325,633
4.40%, 12/01/61 .................. 805 837,168
3.95%, 06/30/62 .................. 440 424,464
Comcast Corp.:
3.15%, 02/15/28 .................. 1,876 2,036,295
4.15%, 10/15/28 .................. 779 895,877
2.65%, 02/01/30 .................. 5,485 5,722,477
4.25%, 10/15/30 .................. 685 797,904
1.95%, 01/15/31 .................. 2,897 2,842,942
3.25%, 11/01/39 .................. 947 999,841
3.40%, 07/15/46 .................. 1,090 1,155,970
Security
Par (000)
Par (000) Value
Media (continued)
3.97%, 11/01/47 .................. USD 814 $ 929,437
2.45%, 08/15/52 .................. 3,087 2,724,124
2.94%, 11/01/56
(b)
................. 1,161 1,096,664
Cox Communications, Inc.
(b)
:
3.15%, 08/15/24 .................. 2,304 2,439,193
3.60%, 06/15/51 .................. 977 1,024,567
Discovery Communications LLC, 1.90%,
03/19/27 ...................... EUR 2,645 3,264,995
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ...................... USD 958 1,128,470
Omnicom Group, Inc., 2.45%, 04/30/30 .... 611 618,385
Time Warner Cable LLC:
6.55%, 05/01/37 .................. 674 909,418
5.88%, 11/15/40 .................. 994 1,253,833
ViacomCBS, Inc.:
4.38%, 03/15/43 .................. 679 776,749
5.85%, 09/01/43 .................. 1,120 1,526,310
46,226,105
Metals & Mining — 0.4%
Anglo American Capital plc
(b)(c)
:
5.63%, 04/01/30 .................. 1,911 2,292,302
2.88%, 03/17/31 .................. 490 490,860
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30
(c)
..................... 234 239,265
Glencore Funding LLC
(b)(c)
:
1.63%, 04/27/26 .................. 2,945 2,930,976
2.50%, 09/01/30 .................. 3,349 3,278,598
2.85%, 04/27/31 .................. 3,782 3,804,617
Newmont Corp., 2.25%, 10/01/30 ........ 1,212 1,205,622
Nucor Corp., 3.95%, 05/01/28 .......... 933 1,047,905
Vale Overseas Ltd., 3.75%, 07/08/30
(c)
..... 1,435 1,481,207
16,771,352
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 430 481,083
3.25%, 03/15/50 .................. 1,389 1,475,729
Consumers Energy Co.:
3.80%, 11/15/28 .................. 81 90,943
4.05%, 05/15/48 .................. 625 741,809
3.75%, 02/15/50 .................. 1,096 1,263,151
3.10%, 08/15/50 .................. 734 758,306
3.50%, 08/01/51 .................. 1,199 1,322,537
6,133,558
Oil, Gas & Consumable Fuels — 2.5%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 9 10,304
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 1,163 1,245,196
3.22%, 04/14/24 .................. 439 465,896
3.19%, 04/06/25 .................. 1,585 1,696,646
3.00%, 03/17/52 .................. 1,650 1,577,708
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 3,606 3,851,581
3.40%, 01/15/38 .................. 717 753,537
Cenovus Energy, Inc., 3.75%, 02/15/52
(c)
... 126 122,440
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24 .................. 2,820 3,189,479
5.88%, 03/31/25 .................. 778 878,853
5.13%, 06/30/27 .................. 6,196 7,163,238
Chevron USA, Inc.:
4.95%, 08/15/47 .................. 917 1,224,470
2.34%, 08/12/50 .................. 581 523,596
Devon Energy Corp., 4.50%, 01/15/30
(b)
.... 423 461,022
Diamondback Energy, Inc.:
3.50%, 12/01/29 .................. 2,707 2,894,965

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
3.13%, 03/24/31 .................. USD 3,758 $ 3,902,180
Energy Transfer LP:
2.90%, 05/15/25 .................. 1,622 1,700,167
5.95%, 12/01/25 .................. 1,740 2,018,040
4.20%, 04/15/27 .................. 3,659 4,046,174
6.63%, 10/15/36 .................. 396 519,582
7.50%, 07/01/38 .................. 16 22,225
6.50%, 02/01/42 .................. 685 889,968
6.10%, 02/15/42 .................. 541 670,259
5.15%, 02/01/43 .................. 537 600,451
Enterprise Products Operating LLC:
3.13%, 07/31/29 .................. 4,589 4,928,521
3.30%, 02/15/53 .................. 534 520,780
EOG Resources, Inc., 4.15%, 01/15/26 .... 686 765,458
Exxon Mobil Corp., 1.41%, 06/26/39 ...... EUR 2,120 2,374,978
Galaxy Pipeline Assets Bidco Ltd.
(b)(c)
:
2.16%, 03/31/34 .................. USD 910 891,800
2.94%, 09/30/40 .................. 995 991,876
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)(c)
.................... 290 298,700
Kinder Morgan Energy Partners LP, 6.55%,
09/15/40 ...................... 578 800,435
Marathon Petroleum Corp., 5.00%, 09/15/54 . 1,003 1,195,452
MPLX LP:
4.88%, 12/01/24 .................. 1,524 1,688,056
1.75%, 03/01/26 .................. 888 893,468
NGPL PipeCo LLC
(b)
:
4.88%, 08/15/27 .................. 2,939 3,335,672
3.25%, 07/15/31 .................. 2,540 2,602,494
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 5,629 6,233,769
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23
(d)
................. 1,205 1,280,571
5.75%, 05/15/24 .................. 6,544 7,288,111
5.63%, 03/01/25 .................. 10,870 12,336,862
5.88%, 06/30/26 .................. 2,204 2,593,882
5.00%, 03/15/27 .................. 579 665,624
Santos Finance Ltd., 5.25%, 03/13/29
(c)(e)
... 600 673,042
Suncor Energy, Inc., 6.50%, 06/15/38
(c)
.... 902 1,253,164
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 3,645 3,942,651
TransCanada PipeLines Ltd., 4.63%, 03/01/34
(c)
411 484,130
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 3,912 4,877,482
4.00%, 03/15/28 .................. 4,054 4,531,105
3.95%, 05/15/50 .................. 466 522,543
108,398,603
Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
0.95%, 05/15/26
(b)
................. 745 735,447
2.30%, 04/30/30
(b)
................. 1,784 1,816,324
8.88%, 05/15/31 .................. 165 257,544
Suzano Austria GmbH
(c)
:
3.75%, 01/15/31 .................. 570 584,107
3.13%, 01/15/32 .................. 790 761,461
4,154,883
Pharmaceuticals — 0.4%
AstraZeneca plc, 1.38%, 08/06/30
(c)
....... 4,048 3,852,161
Eli Lilly & Co., 1.70%, 11/01/49 ......... EUR 800 1,020,284
Merck & Co., Inc., 2.45%, 06/24/50 ....... USD 755 703,168
Pfizer, Inc.:
2.63%, 04/01/30 .................. 637 672,627
1.70%, 05/28/30 .................. 3,347 3,300,678
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28
(c)
................. 1,379 1,647,506
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.05%, 03/31/30
(c)
................. USD 1,918 $ 1,887,916
2.00%, 07/09/40 .................. EUR 2,215 2,753,943
15,838,283
Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 4.75%, 05/07/24
(c)(e)
USD 232 251,140
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40 .................. 1,030 1,443,707
4.45%, 03/15/43 .................. 406 506,704
3.30%, 09/15/51 .................. 1,669 1,799,360
Canadian Pacific Railway Co., 2.05%,
03/05/30
(c)
..................... 1,017 1,004,357
CSX Corp.:
4.30%, 03/01/48 .................. 1,496 1,814,635
4.75%, 11/15/48 .................. 1,081 1,395,565
4.25%, 11/01/66 .................. 408 496,656
Norfolk Southern Corp.:
3.65%, 08/01/25 .................. 1,005 1,092,360
2.90%, 06/15/26 .................. 730 781,061
4.45%, 06/15/45 .................. 23 28,177
3.40%, 11/01/49 .................. 842 897,476
3.05%, 05/15/50 .................. 455 453,529
4.05%, 08/15/52 .................. 709 832,517
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 1,550 1,622,319
2.70%, 11/01/24 .................. 710 745,353
4.00%, 07/15/25 .................. 1,555 1,699,440
1.20%, 11/15/25 .................. 1,773 1,752,438
1.70%, 06/15/26 .................. 736 740,032
Ryder System, Inc.:
2.50%, 09/01/24 .................. 549 573,797
4.63%, 06/01/25 .................. 3,096 3,467,445
3.35%, 09/01/25 .................. 999 1,076,528
Union Pacific Corp.:
3.25%, 01/15/25 .................. 585 625,967
2.75%, 03/01/26 .................. 1,178 1,254,132
2.95%, 03/10/52 .................. 217 215,721
3.95%, 08/15/59 .................. 39 45,586
3.84%, 03/20/60 .................. 2,355 2,701,867
2.97%, 09/16/62 .................. 1,712 1,650,841
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,276 1,370,098
32,087,668
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc., 2.75%, 06/01/50 .... 984 963,716
Broadcom Corp., 3.88%, 01/15/27 ....... 3,281 3,605,556
Broadcom, Inc.:
3.15%, 11/15/25 .................. 1,154 1,233,375
4.11%, 09/15/28 .................. 834 927,935
4.75%, 04/15/29 .................. 1,038 1,192,091
3.42%, 04/15/33
(b)
................. 8,852 9,163,340
3.47%, 04/15/34
(b)
................. 1,041 1,071,956
Intel Corp.:
3.73%, 12/08/47 .................. 2,636 2,940,667
3.20%, 08/12/61 .................. 458 460,444
KLA Corp.:
4.10%, 03/15/29 .................. 3,672 4,178,993
3.30%, 03/01/50 .................. 3,091 3,252,147
Lam Research Corp.:
3.75%, 03/15/26 .................. 5,152 5,715,203
4.88%, 03/15/49 .................. 1,602 2,159,460
2.88%, 06/15/50 .................. 497 498,381
NVIDIA Corp.:
1.55%, 06/15/28 .................. 6,172 6,146,830

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.50%, 04/01/50 .................. USD 380 $ 425,765
NXP BV
(b)(c)
:
4.30%, 06/18/29 .................. 6,751 7,644,664
3.40%, 05/01/30 .................. 1,493 1,615,519
2.50%, 05/11/31 .................. 6,611 6,672,533
QUALCOMM, Inc.:
4.80%, 05/20/45 .................. 790 1,038,381
4.30%, 05/20/47 .................. 1,913 2,374,198
63,281,154
Software — 1.0%
Autodesk, Inc., 3.50%, 06/15/27 ......... 4,420 4,843,951
Citrix Systems, Inc.:
4.50%, 12/01/27 .................. 2,695 2,982,699
3.30%, 03/01/30 .................. 1,277 1,304,164
Microsoft Corp.:
2.53%, 06/01/50 .................. 2,257 2,171,814
2.92%, 03/17/52 .................. 1,642 1,697,495
Oracle Corp.:
3.90%, 05/15/35 .................. 2,544 2,800,579
3.80%, 11/15/37 .................. 2,558 2,760,411
6.13%, 07/08/39 .................. 387 523,866
3.60%, 04/01/40 .................. 7,525 7,803,508
3.65%, 03/25/41 .................. 2,072 2,142,943
4.13%, 05/15/45 .................. 5,375 5,787,746
4.00%, 07/15/46 .................. 1,339 1,418,506
3.60%, 04/01/50 .................. 1,517 1,518,818
4.38%, 05/15/55 .................. 531 595,710
salesforce.com, Inc., 3.05%, 07/15/61 ..... 461 466,368
ServiceNow, Inc., 1.40%, 09/01/30 ....... 2,255 2,115,011
VMware, Inc.:
1.80%, 08/15/28 .................. 1,969 1,939,789
2.20%, 08/15/31 .................. 1,596 1,560,518
44,433,896
Specialty Retail — 0.4%
Home Depot, Inc. (The):
2.95%, 06/15/29 .................. 4,605 4,970,482
2.75%, 09/15/51 .................. 348 338,874
InRetail Consumer, 3.25%, 03/22/28
(b)(c)
.... 635 631,944
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 4,624 5,067,032
2.50%, 04/15/26 .................. 820 864,959
1.30%, 04/15/28 .................. 1,569 1,526,368
3.65%, 04/05/29 .................. 1,432 1,585,479
2.80%, 09/15/41 .................. 614 597,277
15,582,415
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.:
2.38%, 02/08/41 .................. 1,020 979,690
3.85%, 05/04/43 .................. 1,243 1,452,248
2.55%, 08/20/60 .................. 2,713 2,473,096
Dell International LLC:
4.90%, 10/01/26 .................. 2,171 2,500,905
8.35%, 07/15/46 .................. 265 429,792
Hewlett Packard Enterprise Co., 4.65%,
10/01/24 ...................... 4,026 4,447,517
HP, Inc., 2.65%, 06/17/31
(b)
............ 476 471,285
Seagate HDD Cayman, 4.09%, 06/01/29 ... 252 264,600
13,019,133
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.70%, 10/01/29
(b)(c)
.......... 3,436 3,565,931
Tobacco — 0.5%
Altria Group, Inc.:
2.20%, 06/15/27 .................. EUR 944 1,177,457
Security
Par (000)
Par (000) Value
Tobacco (continued)
3.40%, 05/06/30 .................. USD 1,187 $ 1,256,074
3.13%, 06/15/31 .................. EUR 2,880 3,815,692
2.45%, 02/04/32 .................. USD 3,472 3,326,975
5.80%, 02/14/39 .................. 342 420,551
3.40%, 02/04/41 .................. 1,968 1,863,773
BAT Capital Corp.
(c)
:
3.22%, 09/06/26 .................. 1,075 1,146,110
2.73%, 03/25/31 .................. 5,222 5,142,447
4.76%, 09/06/49 .................. 64 69,184
3.98%, 09/25/50 .................. 937 901,337
Philip Morris International, Inc., 1.45%,
08/01/39 ...................... EUR 2,600 2,839,374
Reynolds American, Inc., 5.85%, 08/15/45
(c)
.. USD 1,002 1,202,256
23,161,230
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/17/26 ........ 1,432 1,427,000
United Rentals North America, Inc., 3.88%,
11/15/27 ...................... 1,880 1,969,300
3,396,300
Wireless Telecommunication Services — 0.4%
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)(c)
............... 266 290,937
T-Mobile USA, Inc.:
3.75%, 04/15/27 .................. 3,917 4,315,323
3.88%, 04/15/30 .................. 8,983 9,918,688
2.55%, 02/15/31 .................. 483 484,721
VEON Holdings BV, 3.38%, 11/25/27
(b)(c)
.... 776 787,786
Vodafone Group plc, 5.25%, 05/30/48
(c)
.... 1,851 2,395,883
18,193,338
Total Corporate Bonds — 33.6%
(Cost: $1,423,587,235) ............................ 1,452,540,996
Foreign Agency Obligations — 0.3%
Colombia — 0.1%
(c)
Ecopetrol SA:
5.38%, 06/26/26 .................. 353 382,555
6.88%, 04/29/30 .................. 2,126 2,483,168
Empresas Publicas de Medellin ESP
(b)
:
4.25%, 07/18/29 .................. 552 548,619
4.38%, 02/15/31 .................. 511 505,430
3,919,772
Mexico — 0.2%
Petroleos Mexicanos:
7.19%, 09/12/24 .................. MXN — 973,413
6.88%, 10/16/25
(c)(e)
................ USD 1,369 1,499,055
5.35%, 02/12/28
(c)
................. 703 691,183
6.50%, 01/23/29
(c)
................. 2,518 2,580,383
5.63%, 01/23/46
(c)
................. 69 54,948
6.35%, 02/12/48
(c)
................. 319 272,426
7.69%, 01/23/50
(c)
................. 901 848,652
6.95%, 01/28/60
(c)
................. 174 150,754
7,070,814
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)(c)
................ 400 419,575
Qatar — 0.0%
Qatar Petroleum
(b)(c)
:
3.13%, 07/12/41 .................. 577 576,885

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Qatar (continued)
3.30%, 07/12/51 .................. USD 1,015 $ 1,021,775
1,598,660
Total Foreign Agency Obligations — 0.3%
(Cost: $12,904,300) ............................... 13,008,821
Foreign Government Obligations — 6.0%
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(b)(e)
.... EUR 1,989 3,679,992
China — 3.9%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 484,100 73,347,410
2.41%, 06/19/25 .................. 119,720 18,398,520
2.85%, 06/04/27 .................. 86,010 13,354,869
3.01%, 05/13/28 .................. 35,320 5,530,090
2.68%, 05/21/30 .................. 386,260 58,449,379
169,080,268
Colombia — 0.4%
Republic of Colombia
(c)
:
4.50%, 03/15/29 .................. USD 7,518 7,918,803
3.00%, 01/30/30 .................. 3,002 2,828,072
3.13%, 04/15/31 .................. 6,534 6,108,473
3.25%, 04/22/32 .................. 1,200 1,117,800
17,973,148
Hungary — 0.1%
Hungary Government Bond, 5.38%
,
03/25/24
(c)
2,860 3,176,030
Indonesia — 0.1%
Republic of Indonesia:
2.85%, 02/14/30
(c)
................. 298 307,275
7.13%, 06/15/42 .................. IDR 23,790,000 1,696,441
3.05%, 03/12/51
(c)
................. USD 2,624 2,479,969
4,483,685
Mexico — 0.2%
United Mexican States
(c)
:
2.66%, 05/24/31 .................. 4,749 4,580,708
4.50%, 01/31/50 .................. 5,805 5,945,771
10,526,479
Panama — 0.1%
Republic of Panama
(c)
:
3.88%, 03/17/28 .................. 1,275 1,383,216
4.50%, 04/01/56 .................. 2,439 2,647,534
4,030,750
Peru — 0.1%
Republic of Peru
(c)
:
4.13%, 08/25/27 .................. 536 592,548
3.55%, 03/10/51 .................. 2,119 2,101,518
2,694,066
Philippines — 0.1%
Republic of Philippines
(c)
:
3.00%, 02/01/28 .................. 3,147 3,358,604
3.20%, 07/06/46 .................. 2,747 2,702,664
6,061,268
Russia — 0.6%
Russian Federation:
7.65%, 04/10/30 .................. RUB 216,303 3,057,817
5.90%, 03/12/31 .................. 1,423,885 17,822,219
6.10%, 07/18/35 .................. 507,717 6,206,610
27,086,646
Security
Par (000)
Par (000) Value
Spain — 0.2%
Kingdom of Spain, 3.45%
,
07/30/66
(b)(e)
..... EUR 4,299 $ 7,635,864
Uruguay — 0.1%
Oriental Republic of Uruguay
(c)
:
4.38%, 10/27/27 .................. USD 1,813 2,081,110
5.10%, 06/18/50 .................. 1,369 1,741,399
3,822,509
Total Foreign Government Obligations — 6.0%
(Cost: $254,491,426) .............................. 260,250,705
Municipal Bonds — 0.8%
California - 0.4%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 1,925 3,405,652
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 980 1,541,569
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 2,505 3,548,633
State of California:
Series 2018, GO, 4.60%, 04/01/38 ...... 4,110 4,746,927
Series 2009, GO, 7.55%, 04/01/39 ...... 1,300 2,188,264
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 425 592,450
16,023,495
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 682 1,026,233
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 4,725 5,508,830
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 230 243,092
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 665 1,087,056
New York - 0.1%
Metropolitan Transportation Authority:
Series 2010A, RB, 6.67%, 11/15/39 ..... 270 386,332
Series 2010E, RB, 6.81%, 11/15/40 ..... 730 1,055,930
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 440 673,455
New York State Dormitory Authority, Series
2010H, RB, 5.39%, 03/15/40 .......... 320 427,667
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 1,665 2,260,620
4,804,004
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 765 1,421,722
Texas - 0.2%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 1,095 1,579,987
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 1,235 1,764,951
3,344,938
Total Municipal Bonds — 0.8%
(Cost: $29,546,153) ............................... 33,459,370

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 7.1%
Collateralized Mortgage Obligations — 1.3%
Angel Oak Mortgage Trust
(a)(b)
:
Series 2020-3, Class A3, 2.87%, 04/25/65 . USD 1,232 $ 1,247,057
Series 2020-3, Class M1, 3.81%, 04/25/65 . 880 897,995
Series 2020-4, Class A3, 2.81%, 06/25/65 . 537 543,601
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
....... 663 667,642
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (LIBOR USD 1 Month +
0.54%), 0.63%, 02/25/35
(a)
........... 217 214,261
COLT Mortgage Loan Trust
(a)(b)
:
Series 2020-2, Class M1, 5.25%, 03/25/65 . 1,283 1,313,611
Series 2020-3, Class A3, 2.38%, 04/27/65 . 380 380,759
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, 3.39%,
04/25/65
(a)(b)
..................... 1,020 1,048,666
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
..... 2,000 2,027,329
Homeward Opportunities Fund I Trust
(a)(b)
:
Series 2020-2, Class A2, 2.63%, 05/25/65 . 1,733 1,758,401
Series 2020-2, Class A3, 3.20%, 05/25/65 . 1,237 1,265,360
J.P. Morgan Mortgage Trust, Series 2021-INV5,
Class A2A, 2.50%, 12/25/51
(a)(b)
........ 22,038 22,289,371
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
................ 792 797,686
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 0.43%, 04/16/36
(a)(b)
......... 2,509 2,339,094
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.86%,
11/25/34
(a)
...................... 307 309,694
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 285 299,263
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(c)(f)
.. 370 363,821
Residential Mortgage Loan Trust
(a)(b)
:
Series 2020-2, Class A2, 2.51%, 05/25/60 . 1,500 1,523,064
Series 2020-2, Class M1, 3.57%, 05/25/60 . 1,680 1,721,748
Station Place Securitization Trust
(a)(b)
:
Series 2021-WL1, Class E, (LIBOR USD 1
Month + 2.00%), 2.09%, 01/26/54 .... 1,500 1,496,218
Series 2021-WL1, Class F, (LIBOR USD 1
Month + 2.50%), 2.59%, 01/26/54 .... 400 398,995
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. 138 138,096
Verus Securitization Trust
(b)
:
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
.................... 3,000 3,033,171
Series 2020-4, Class A3, 2.32%, 05/25/65
(d)
1,195 1,204,944
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 682,990
Series 2020-5, Class M1, 2.60%, 05/25/65
(a)
1,700 1,708,491
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
.................... 902 928,680
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
.................... 1,000 1,037,753
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
..................... 2,000 2,094,600
Vista Point Securitization Trust
(a)(b)
:
Series 2020-1, Class A1, 1.76%, 03/25/65 . 1,239 1,244,052
Series 2020-2, Class A3, 2.50%, 04/25/65 . 1,250 1,260,181
56,236,594
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 5.4%
1211 Avenue of the Americas Trust
(a)(b)
:
Series 2015-1211, Class C, 4.28%, 08/10/35 USD 100 $ 107,307
Series 2015-1211, Class D, 4.28%, 08/10/35 1,401 1,466,566
280 Park Avenue Mortgage Trust, Series
2017-280P, Class D, (LIBOR USD 1 Month +
1.54%), 1.62%, 09/15/34
(a)(b)
.......... 640 639,991
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 3.18%,
04/15/34
(a)(b)
..................... 587 588,839
AOA Mortgage Trust, Series 2015-1177, Class
C, 3.11%, 12/13/29
(a)(b)
.............. 2,390 2,388,420
Arbor Multifamily Mortgage Securities Trust
(b)
:
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 973,462
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 515,399
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.18%, 04/15/35
(a)(b)
................ 174 172,467
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
2.03%, 12/15/36
(a)(b)
................ 4,050 4,032,117
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.08%, 11/15/33 .... 1,480 1,450,289
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.58%, 11/15/32 .... 1,450 1,264,777
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.08%, 11/15/32 .... 1,490 1,237,624
Series 2018-DSNY, Class C, (LIBOR USD 1
Month + 1.35%), 1.43%, 09/15/34 .... 1,000 996,218
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.78%, 09/15/34 .... 830 824,618
BANK:
Series 2019-BN21, Class A5, 2.85%,
10/17/52 ..................... 251 266,132
Series 2020-BN28, Class D, 2.50%,
03/15/63
(b)
.................... 767 701,641
Series 2021-BN32, Class A5, 2.64%,
04/15/54 ..................... 1,710 1,783,031
Series 2021-BN33, Class A5, 2.56%,
05/15/64 ..................... 12,600 13,053,044
Series 2021-BN35, Class A5, 2.29%,
06/15/64 ..................... 1,280 1,293,853
Barclays Commercial Mortgage Trust, Series
2019-C3, Class B, 4.10%, 05/15/52 ..... 2,970 3,334,926
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.57%, 11/25/35 .... 255 244,271
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 01/25/36 .... 1,901 1,831,586
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 0.43%, 12/25/36 .... 419 406,700
BBCMS Mortgage Trust:
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 2,183,670
Series 2018-TALL, Class A, (LIBOR USD 1
Month + 0.72%), 0.81%, 03/15/37
(a)(b)
.. 232 231,275
Series 2019-BWAY, Class D, (LIBOR USD 1
Month + 2.16%), 2.24%, 11/15/34
(a)(b)
.. 233 228,323
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 971 1,030,812
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
................ 260 222,297
Bear Stearns Commercial Mortgage Securities
Trust
(a)
:
Series 2005-PWR7, Class B, 5.21%,
02/11/41 ..................... 85 84,751

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-T26, Class AM, 5.51%,
01/12/45 ..................... USD 170 $ 168,837
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.21%, 04/10/51
(a)
(b)
.......................... 130 121,407
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,249,500
Series 2018-B5, Class C, 4.76%, 07/15/51
(a)
2,690 3,008,722
Series 2019-B10, Class 3CCA, 4.03%,
03/15/62
(a)(b)
................... 823 874,650
Series 2020-B16, Class C, 3.66%,
02/15/53
(a)
.................... 126 129,684
Series 2020-B16, Class D, 2.50%,
02/15/53
(b)
.................... 14 12,197
Series 2021-B25, Class A5, 2.58%, 04/15/54 580 601,527
Series 2021-B28, Class A5, 2.22%,
08/15/54
(a)
.................... 5,553 5,583,104
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 419 447,046
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,941,444
Series 2013-1515, Class E, 3.72%, 03/10/33 100 103,260
BX Commercial Mortgage Trust
(b)
:
Series 2018-BIOA, Class D, (LIBOR USD 1
Month + 1.32%), 1.40%, 03/15/37
(a)
... 370 370,109
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.53%, 10/15/36
(a)
... 3,747 3,750,140
Series 2020-BXLP, Class D, (LIBOR USD 1
Month + 1.25%), 1.33%, 12/15/36
(a)
... 1,631 1,630,712
Series 2020-VIV2, Class C, 3.66%,
03/09/44
(a)
.................... 1,450 1,527,323
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
.................... 180 193,084
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,856 4,018,123
Series 2021-VINO, Class D, (LIBOR USD 1
Month + 1.35%), 1.44%, 05/15/38
(a)
... 3,600 3,598,924
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 71 75,895
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
.................... 1,832 1,936,217
Series 2021-SOAR, Class D, (LIBOR USD 1
Month + 1.40%), 1.48%, 06/15/38
(a)
... 3,030 3,034,868
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 2.98%, 06/15/23
(a)
... 2,110 2,109,997
Series 2021-VIV5, Class A, 1.00%,
03/09/44
(a)
.................... 2,214 2,287,860
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 210 220,746
Series 2017-GM, Class D, 3.54%, 06/13/39 140 146,877
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.83%, 12/15/37
(a)(b)
.......... 815 815,255
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 280 307,468
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 486,065
Series 2018-CD7, Class C, 5.01%,
08/15/51
(a)
.................... 4,250 4,688,824
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 120,607
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 727,294
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 410 423,347
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... USD 840 $ 867,341
CHC Commercial Mortgage Trust, Series
2019-CHC, Class B, (LIBOR USD 1 Month +
1.50%), 1.58%, 06/15/34
(a)(b)
.......... 1,600 1,598,387
CIM Retail Portfolio Trust, Series 2021-RETL,
Class A, (LIBOR USD 1 Month + 1.40%),
1.48%, 08/15/36
(a)(b)
................ 2,220 2,222,764
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.63%,
05/10/35
(a)(b)
................... 245 250,210
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
.................... 120 128,641
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 251,823
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
.......................... 110 112,310
Series 2016-P3, Class C, 5.06%, 04/15/49
(a)
121 126,925
Series 2016-P3, Class D, 2.80%, 04/15/49
(a)
(b)
.......................... 29 23,695
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 317,361
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 533,610
Series 2019-C7, Class A4, 3.10%, 12/15/72 260 280,245
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
.................... 1,800 1,892,266
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
................... 490 464,317
Series 2014-CR15, Class C, 4.86%,
02/10/47
(a)
.................... 853 911,035
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 110 114,894
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 302 319,818
Series 2015-CR24, Class B, 4.53%,
08/10/48
(a)
.................... 1,892 2,055,928
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 75 72,920
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ..................... 200 218,745
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
................... 440 425,277
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 929 871,641
Series 2021-LBA, Class A, (LIBOR USD 1
Month + 0.69%), 0.77%, 03/15/38
(a)(b)
.. 4,430 4,428,658
Credit Suisse Mortgage Capital Certificates
(a)(b)
:
Series 2019-ICE4, Class B, (LIBOR USD 1
Month + 1.23%), 1.31%, 05/15/36 .... 4,240 4,243,019
Series 2020-NET, Class D, 3.83%, 08/15/37 600 627,003
Series 2021-980M, Class D, 3.65%,
07/15/31 ..................... 5,810 5,759,040
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 289,815
Series 2015-C4, Class D, 3.71%, 11/15/48
(a)
1,270 1,278,549
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 553,698
Series 2016-C5, Class C, 4.80%, 11/15/48
(a)
1,410 1,509,836
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(a)
.................... 90 102,161
Series 2018-CX12, Class C, 4.92%,
08/15/51
(a)
.................... 268 292,291
Series 2019-C15, Class A4, 4.05%, 03/15/52 870 983,231
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
.................... 649 691,103
Series 2019-C17, Class C, 3.93%, 09/15/52 672 707,871

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
.................... USD 2,849 $ 2,595,964
Series 2020-C19, Class A3, 2.56%, 03/15/53 1,415 1,454,796
CSMC Trust
(b)
:
Series 2017-CALI, Class C, 3.90%,
11/10/32
(a)
.................... 370 388,680
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 1.03%, 12/15/30
(a)
... 530 530,064
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 235,383
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (LIBOR USD 1 Month + 0.98%), 1.06%,
06/15/33
(a)(b)
..................... 610 608,468
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 257,617
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 1,080 1,145,335
Series 2017-BRBK, Class D, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34
(a)
... 360 372,055
Extended Stay America Trust
(a)(b)
:
Series 2021-ESH, Class B, (LIBOR USD 1
Month + 1.38%), 1.46%, 07/15/38 .... 5,561 5,585,611
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.33%, 07/15/38 .... 5,541 5,609,859
GCT Commercial Mortgage Trust
(a)(b)
:
Series 2021-GCT, Class A, (LIBOR USD 1
Month + 0.80%), 0.88%, 02/15/38 .... 410 410,413
Series 2021-GCT, Class C, (LIBOR USD 1
Month + 1.70%), 1.78%, 02/15/38 .... 2,060 2,059,999
GS Mortgage Securities Corp. II
(b)
:
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ..................... 800 904,539
Series 2012-TMSQ, Class D, 3.57%,
12/10/30
(a)
.................... 250 238,165
GS Mortgage Securities Corp. Trust
(b)
:
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ..................... 570 568,660
Series 2019-BOCA, Class A, (LIBOR USD 1
Month + 1.20%), 1.28%, 06/15/38
(a)
... 317 317,293
Series 2020-TWN3, Class B, (LIBOR USD 1
Month + 2.50%), 2.58%, 11/15/37
(a)
... 1,800 1,811,344
Series 2020-TWN3, Class D, (LIBOR USD 1
Month + 3.70%), 3.78%, 11/15/37
(a)
... 300 303,701
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
................... 380 390,739
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
.................... 400 412,527
Series 2015-GC32, Class C, 4.57%,
07/10/48
(a)
.................... 170 179,910
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 150 163,803
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 150 138,335
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 50 44,437
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(a)
.................... 110 115,899
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,890 1,895,340
IMT Trust
(b)
:
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 440 464,455
Series 2017-APTS, Class DFX, 3.61%,
06/15/34
(a)
.................... 730 749,434
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2021-MHC, Class
D, (LIBOR USD 1 Month + 1.70%), 1.78%,
04/15/38
(a)(b)
..................... USD 1,550 $ 1,551,923
JPMBB Commercial Mortgage Securities
Trust
(a)
:
Series 2014-C22, Class B, 4.70%, 09/15/47 2,772 2,863,120
Series 2015-C33, Class D1, 4.27%,
12/15/48
(b)
.................... 553 544,422
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.76%,
03/15/50
(a)(b)
................... 248 251,617
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 294,877
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 98,287
Series 2019-COR5, Class A3, 3.12%,
06/13/52 ..................... 390 412,073
Series 2019-COR5, Class C, 3.75%,
06/13/52 ..................... 219 226,070
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 227,167
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2018-AON, Class A,
4.13%, 07/05/31
(b)
................. 642 676,564
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2012-CBX, Class A4FL, (LIBOR USD
1 Month + 1.30%), 1.38%, 06/15/45
(a)(b)
. 25 25,251
Series 2015-JP1, Class C, 4.89%,
01/15/49
(a)
.................... 730 790,335
Series 2015-JP1, Class D, 4.39%,
01/15/49
(a)
.................... 770 747,230
Series 2015-JP1, Class E, 4.39%, 01/15/49
(a)
(b)
.......................... 199 171,638
Series 2016-NINE, Class A, 2.95%,
09/06/38
(a)(b)
................... 193 204,567
Series 2018-PHH, Class A, (LIBOR USD 1
Month + 1.06%), 2.56%, 06/15/35
(a)(b)
.. 1,832 1,824,759
Series 2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
.................... 1,000 1,048,012
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.85%, 10/15/33
(a)(b)
.. 1,300 1,302,854
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
.............. 300 305,129
Manhattan West Mortgage Trust, Series 2020-
1MW, Class D, (LIBOR USD 1 Month +
0.00%), 2.41%, 09/10/39
(a)(b)
.......... 267 264,328
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C14, Class C, 5.22%,
02/15/47
(a)
.................... 1,160 1,242,588
Series 2015-C23, Class A4, 3.72%, 07/15/50 248 268,480
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
................... 116 116,978
Series 2015-C25, Class B, 4.68%,
10/15/48
(a)
.................... 620 679,886
Series 2015-C25, Class C, 4.68%,
10/15/48
(a)
.................... 320 341,729
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 176 171,445
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 585 604,669
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(a)
.................... 297 302,252
Series 2014-150E, Class D, 4.44%,
09/09/32
(a)(b)
................... 642 655,937

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-H1, Class B, 4.08%, 06/15/50 . USD 3,302 $ 3,588,220
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
121 127,608
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
2,440 2,056,743
Series 2017-HR2, Class D, 2.73%,
12/15/50
(f)
.................... 1,360 1,157,360
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 41,907
Series 2018-H3, Class C, 5.01%, 07/15/51
(a)
220 247,202
Series 2018-H3, Class D, 3.00%, 07/15/51
(b)
291 270,239
Series 2018-H4, Class C, 5.24%, 12/15/51
(a)
150 163,217
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 134,602
Series 2018-MP, Class A, 4.42%, 07/11/40
(a)
(b)
.......................... 3,761 4,205,790
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.98%, 07/15/35
(a)(b)
.. 300 299,998
Series 2019-L2, Class A4, 4.07%, 03/15/52 347 393,670
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
29 26,344
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.03%, 06/15/35
(a)
... 176 173,403
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 984,004
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 303,456
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
........... 920 931,235
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (LIBOR GBP 3 Month
+ 2.10%), 2.17%, 05/17/29
(a)(b)
......... GBP 260 349,920
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a)(b)
..................... USD 460 456,255
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................. 8,060 8,331,242
Taurus CMBS, Series 2021-UK4A, Class D,
(SONIO/N + 2.10%), 2.15%, 08/17/31
(a)(b)
.. GBP 780 1,051,760
TPGI Trust, Series 2021-DGWD, Class D,
(LIBOR USD 1 Month + 1.50%), 1.58%,
06/15/26
(a)(b)
..................... USD 3,400 3,397,947
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
....... 1,160 1,305,595
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.21%, 08/10/49
(a)
(b)
............................ 130 132,554
VMC Finance LLC, Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.10%), 1.19%,
06/16/36
(a)(b)
..................... 6,464 6,472,916
VNDO Trust, Series 2016-350P, Class D,
4.03%, 01/10/35
(a)(b)
................ 710 725,582
Wells Fargo Commercial Mortgage Trust:
Series 2016-C32, Class A3FL, (LIBOR USD
1 Month + 1.42%), 1.50%, 01/15/59
(a)
.. 681 678,339
Series 2016-C34, Class A3FL, (LIBOR USD
1 Month + 1.04%), 1.12%, 06/15/49
(a)(b)
. 390 394,113
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
.................... 200 219,993
Series 2016-NXS5, Class D, 5.15%,
01/15/59
(a)
.................... 2,137 2,300,989
Series 2017-C39, Class D, 4.49%,
09/15/50
(a)(b)
................... 120 112,800
Series 2017-C41, Class B, 4.19%,
11/15/50
(a)
.................... 3,000 3,219,105
Series 2017-C42, Class B, 4.00%,
12/15/50
(a)
.................... 1,500 1,635,961
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.93%, 12/13/31
(a)(b)
.. 397 393,625
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
................... 210 230,955
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... USD 83 $ 76,174
Series 2018-C45, Class C, 4.73%, 06/15/51 309 339,836
Series 2018-C46, Class B, 4.63%, 08/15/51 429 487,277
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
.................... 766 881,765
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,914,916
Series 2019-C49, Class C, 4.87%,
03/15/52
(a)
.................... 1,270 1,416,732
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,930,882
Series 2019-C50, Class C, 4.35%, 05/15/52 416 448,997
Series 2019-C52, Class C, 3.56%, 08/15/52 94 97,091
Series 2020-SDAL, Class D, (LIBOR USD 1
Month + 2.09%), 2.17%, 02/15/37
(a)(b)
.. 720 701,985
Series 2021-FCMT, Class D, (LIBOR USD 1
Month + 3.50%), 3.58%, 05/15/31
(a)(b)
.. 1,890 1,894,728
232,663,991
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.27%, 06/05/37
(b)
.......... 11,000 107,023
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.78%,
02/15/50 ..................... 4,185 134,639
Series 2017-BNK3, Class XD, 1.43%,
02/15/50
(b)
.................... 2,000 120,900
BANK:
Series 2019-BN20, Class XB, 0.46%,
09/15/62 ..................... 8,371 233,526
Series 2021-BN33, Class XA, 1.18%,
05/15/64 ..................... 12,303 976,504
Series 2021-BN33, Class XB, 0.59%,
05/15/64 ..................... 81,230 3,438,466
Barclays Commercial Mortgage Trust, Series
2019-C3, Class XA, 1.50%, 05/15/52 .... 2,184 187,783
BBCMS Trust, Series 2015-SRCH, Class XA,
1.10%, 08/10/35
(b)
................. 7,066 300,360
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 65,905 1,214,181
Benchmark Mortgage Trust:
Series 2019-B13, Class XA, 1.26%,
08/15/57 ..................... 12,294 858,439
Series 2019-B9, Class XA, (LIBOR USD 1
Month + 0.00%), 1.21%, 03/15/52 .... 3,051 200,525
Series 2020-B17, Class XB, (LIBOR USD 1
Month + 0.00%), 0.65%, 03/15/53 .... 1,560 57,486
Series 2020-B21, Class XA, 1.57%,
12/17/53 ..................... 1,888 200,758
Series 2021-B23, Class XA, 1.39%,
02/15/54 ..................... 5,798 538,847
Series 2021-B24, Class XA, 1.27%,
03/15/54 ..................... 19,428 1,640,185
Series 2021-B25, Class XA, 1.23%,
04/15/54 ..................... 3,355 284,657
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.87%, 05/10/58 .... 2,030 62,321
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
... 10,100 634,259
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.14%,
03/10/46 ..................... 14,361 95,542
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
.................... 40,878 126,313
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
.................... 770 74,269

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XB, 0.22%,
11/15/50 ..................... USD 3,170 $ 44,927
Series 2019-C16, Class XA, 1.73%,
06/15/52 ..................... 6,759 664,770
Series 2019-C17, Class XA, 1.51%,
09/15/52 ..................... 2,071 176,578
Series 2019-C17, Class XB, 0.70%,
09/15/52 ..................... 4,040 159,257
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.43%, 04/10/37
(b)
........... 5,975 127,985
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (LIBOR USD 1 Month + 0.00%), 1.00%,
06/10/50 ....................... 3,040 140,813
GS Mortgage Securities Trust:
Series 2019-GSA1, Class XA, 0.96%,
11/10/52 ..................... 9,753 566,681
Series 2020-GSA2, Class XA, 1.85%,
12/12/53
(b)
.................... 8,221 1,036,132
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.98%,
09/15/47 ....................... 917 18,290
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 59,094
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2013-LC11, Class XB, 0.65%,
04/15/46 ..................... 4,040 30,899
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 140,335
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.34%,
02/15/36
(b)
...................... 2,905 175,812
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.32%,
06/15/50
(b)
.................... 3,030 304,000
Series 2019-H6, Class XB, 0.87%, 06/15/52 5,210 256,853
Series 2019-L2, Class XA, 1.19%, 03/15/52 2,042 129,594
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.51%, 05/10/39
(b)
....... 10,700 221,811
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.22%,
02/10/32 ..................... 17,050 10,230
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(f)
.................... 3,410 3,410
UBS Commercial Mortgage Trust:
Series 2019-C17, Class XA, 1.62%,
10/15/52 ..................... 6,762 638,000
Series 2019-C18, Class XA, 1.17%,
12/15/52 ..................... 7,244 466,011
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.40%,
08/15/49
(b)
.................... 1,180 60,593
Series 2019-C50, Class XA, 1.58%,
05/15/52 ..................... 13,178 1,111,656
Series 2020-C58, Class XA, 2.01%,
07/15/53 ..................... 3,821 514,817
18,545,531
Total Non-Agency Mortgage-Backed Securities — 7.1%
(Cost: $305,051,993) .............................. 307,446,116
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(i)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(f)(j)(k)
....... USD 16,030 $ —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Par (000)
Pa r (000)
Capital Trusts — 0.5%
(a)(g)
Banks — 0.2%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 2,700 3,081,645
Citigroup, Inc.:
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 5,817 6,027,575
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 1,308 1,335,795
10,445,015
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The):
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 3,100 3,249,234
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 1,874 2,033,290
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 3,200 3,300,800
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.71% ....................... 370 371,776
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 3,780 4,000,496
12,955,596
Total Capital Trusts — 0.5%
(Cost: $22,554,228) ............................... 23,400,611
U.S. Government Sponsored Agency Securities — 42.2%
Agency Obligations — 0.0%
Federal National Mortgage Association,
6.63%, 11/15/30 .................. 1,500 2,141,586
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 1591, Class PK, 6.35%, 10/15/23 .. 86 90,491
Series 2996, Class MK, 5.50%, 06/15/35 .. 4 4,673
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(a)
................. 14,228 1,156,938
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 .... 41 43,568
1,295,670
Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Variable
Rate Notes:
Series 2018-K80, Class B,
4.37%, 08/25/50
(b)
............... 340 382,587
Series 2018-SB53, Class A10F,
3.66%, 06/25/28 ................ 297 320,101

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32 .............. USD 2,442 $ 2,675,502
3,378,190
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
KL06, Class XFX, 1.36%, 12/25/29 ...... 1,480 130,519
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
:
Series K099, Class X1, 1.00%, 09/25/29 .. 3,357 210,589
Series K105, Class X1, 1.64%, 03/25/53 .. 15,231 1,687,312
Series K110, Class X1, 1.81%, 04/25/30 .. 10,182 1,258,747
Series K111, Class X1, 1.68%, 05/25/30 .. 4,359 513,168
Series K113, Class X1, 1.49%, 06/25/30 .. 16,599 1,746,374
Series K115, Class X1, 1.43%, 06/25/30 .. 35,670 3,599,806
Series K120, Class X1, 1.13%, 10/25/30 .. 41,255 3,299,487
Series K121, Class X1, 1.12%, 10/25/30 .. 3,096 244,855
Series K122, Class X1, 0.97%, 11/25/30 .. 23,594 1,627,506
Series KL05, Class X1P, 1.02%, 06/25/29 . 13,486 876,544
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2012-23, 0.20%, 06/16/53 ....... 448 2,918
Series 2013-30, 0.60%, 09/16/53 ....... 1,470 26,107
Series 2013-63, 0.76%, 09/16/51 ....... 2,428 66,863
Series 2013-78, 0.46%, 10/16/54 ....... 1,717 33,923
Series 2013-191, 0.37%, 11/16/53 ...... 500 6,239
Series 2015-22, 0.55%, 03/16/55 ....... 1,221 30,161
Series 2015-37, 0.65%, 10/16/56 ....... 258 9,365
Series 2015-48, 0.61%, 02/16/50 ....... 729 20,610
Series 2016-26, 0.76%, 02/16/58 ....... 4,013 154,428
Series 2016-92, 0.77%, 04/16/58 ....... 648 28,495
Series 2016-96, 0.80%, 12/16/57 ....... 1,132 53,014
Series 2016-110, 0.92%, 05/16/58 ...... 2,480 127,928
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 1,024 62,711
Series 2016-165, 0.75%, 12/16/57 ...... 534 25,719
15,843,388
Mortgage-Backed Securities — 41.7%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 4,422 4,651,949
3.00%, 09/01/27 - 12/01/46 ........... 5,274 5,622,843
3.50%, 04/01/42 - 01/01/48 ........... 5,471 5,994,722
4.00%, 08/01/40 - 12/01/45 ........... 2,140 2,364,149
4.50%, 02/01/39 - 04/01/49 ........... 18,065 20,077,228
5.00%, 07/01/35 - 11/01/48 ........... 2,668 3,027,472
5.50%, 05/01/36 - 06/01/41 ........... 1,622 1,888,916
6.00%, 06/01/29 - 12/01/32 ........... 3 4,063
8.00%, 11/01/22 .................. —
(l)
34
Federal National Mortgage Association:
4.00%, 01/01/41 .................. 113 124,325
7.00%, 06/01/32 .................. 8 8,800
Government National Mortgage Association:
2.00%, 10/15/51
(m)
................. 60,712 61,587,107
2.50%, 10/15/51
(m)
................. 58,540 60,431,117
3.00%, 12/20/44 - 05/20/51 ........... 101,580 106,261,602
3.00%, 10/15/51
(m)
................. 35,199 36,775,061
3.50%, 01/15/42 - 04/20/48 ........... 11,889 12,791,663
3.50%, 10/15/51 - 11/15/51
(m)
.......... 54,815 57,648,513
4.00%, 04/20/39 - 05/20/50 ........... 12,892 13,877,747
4.00%, 10/15/51
(m)
................. 8,485 9,004,206
4.50%, 12/20/39 - 04/20/50 ........... 10,404 11,353,983
4.50%, 10/15/51
(m)
................. 492 524,596
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 12/15/38 - 07/20/41 ........... USD 2,940 $ 3,365,054
5.50%, 03/15/32 - 11/15/33 ........... 3 3,396
6.00%, 12/15/36 .................. 43 48,296
7.50%, 11/15/29 .................. —
(l)
319
Uniform Mortgage-Backed Securities:
1.50%, 10/25/36 - 11/25/51
(m)
.......... 107,047 105,099,851
2.00%, 10/01/31 - 03/01/32 ........... 2,411 2,491,221
2.00%, 10/25/36 - 11/25/51
(m)
.......... 423,397 425,492,309
2.50%, 09/01/27 - 12/01/35 ........... 24,940 26,284,041
2.50%, 10/25/36 - 11/25/51
(m)
.......... 413,906 426,686,019
3.00%, 04/01/28 - 08/01/50 ........... 62,195 66,648,893
3.00%, 10/25/36 - 11/25/51
(m)
.......... 67,491 70,592,233
3.50%, 08/01/27 - 08/01/50 ........... 55,938 60,285,411
3.50%, 10/25/51 - 11/25/51
(m)
.......... 42,480 44,957,149
4.00%, 08/01/33 - 01/01/51 ........... 40,575 44,822,276
4.00%, 10/25/51
(m)
................. 23,592 25,276,162
4.50%, 02/01/25 - 12/01/49 ........... 47,143 52,584,316
5.00%, 11/01/32 - 05/01/49 ........... 5,575 6,229,052
5.00%, 10/25/51
(m)
................. 13,305 14,625,109
5.50%, 10/01/21 - 04/01/41 ........... 3,759 4,333,711
6.00%, 10/01/21 - 06/01/41 ........... 5,480 6,427,690
6.50%, 05/01/40 .................. 1,155 1,361,629
1,801,634,233
Total U.S. Government Sponsored Agency Securities — 42.2%
(Cost: $1,818,904,675) ............................ 1,824,293,067
U.S. Treasury Obligations — 24.9%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 ........... 4,474 6,129,215
4.50%, 08/15/39 .................. 1,764 2,477,524
4.38%, 11/15/39 .................. 1,764 2,444,518
4.63%, 02/15/40 .................. 2,710 3,873,500
1.13%, 05/15/40 - 08/15/40 ........... 29,168 25,155,691
3.88%, 08/15/40 .................. 2,710 3,553,487
1.38%, 11/15/40 .................. 14,584 13,100,534
1.75%, 08/15/41 .................. 365 348,917
3.13%, 02/15/43 .................. 6,784 8,083,825
2.88%, 05/15/43 - 11/15/46 ........... 13,320 15,356,217
3.63%, 08/15/43 .................. 6,784 8,707,635
3.75%, 11/15/43 .................. 6,784 8,875,380
2.50%, 02/15/45 .................. 36,899 39,848,037
2.75%, 11/15/47 .................. 36,899 41,923,606
3.00%, 02/15/48
(n)(o)
................ 43,435 51,646,930
2.25%, 08/15/49 .................. 9,235 9,572,655
U.S. Treasury Notes:
1.50%, 01/31/22 - 02/15/30 ........... 142,073 145,261,938
1.75%, 04/30/22 - 11/15/29 ........... 194,795 199,976,739
2.13%, 12/31/22 - 05/15/25 ........... 40,484 42,141,028
0.50%, 03/15/23 - 05/31/27 ........... 87,883 87,060,846
0.13%, 03/31/23 - 05/31/23 ........... 25,683 25,649,559
0.25%, 04/15/23 .................. 55,882 55,923,475
2.75%, 05/31/23 .................. 13,062 13,610,502
2.00%, 02/15/25 .................. 16,322 17,072,429
0.38%, 04/30/25 - 12/31/25 ........... 106,001 104,650,764
0.75%, 05/31/26 .................. 10,210 10,124,252
1.63%, 11/30/26 - 05/15/31 ........... 32,179 33,047,056
2.38%, 05/15/27 - 05/15/29 ........... 16,772 17,969,999
2.25%, 08/15/27 .................. 45,063 47,895,280
1.25%, 03/31/28 - 05/31/28 ........... 13,368 13,358,601
2.88%, 08/15/28 .................. 3,916 4,325,803
3.13%, 11/15/28 .................. 5,507 6,187,200
2.63%, 02/15/29 .................. 8,146 8,881,686

BlackRock Core Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.13%, 02/15/31 .................. USD 1,591 $ 1,541,033
Total U.S. Treasury Obligations — 24.9%
(Cost: $1,077,778,325) ............................ 1,075,775,861
Total Long-Term Investments — 124.3%
(Cost: $5,327,761,451) ............................ 5,373,294,279
Shares
Shares
Short-Term Securities — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(p)(q)
.................. 213,787,818 213,787,818
Total Short-Term Securities — 4.9%
(Cost: $213,787,818) .............................. 213,787,818
Total Options Purchased — 0.1%
(Cost: $4,626,507) ............................... 2,723,484
Total Investments Before Options Written and TBA Sale
Commitments — 129.3%
(Cost: $5,546,175,776 ) ............................ 5,589,805,581
Total Options Written — (0.0)%
(Premium Received — $150,211) ..................... (254,006)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (8.0)%
(m)
Mortgage-Backed Securities — (8.0)%
Government National Mortgage Association:
3.00% ,  10/15/51 .................. USD 20,031 $ (20,927,708)
3.50% ,  10/15/51 .................. 23,322 (24,523,664)
4.00% ,  10/15/51 .................. 543 (576,227)
Uniform Mortgage-Backed Securities:
2.50% ,  10/25/36 - 11/25/51 ........... 23,918 (24,617,002)
3.50% ,  10/25/36 - 10/25/51 ........... 11,989 (12,733,486)
1.50% ,  10/25/51 .................. 38,231 (37,137,534)
2.00% ,  10/25/51 .................. 182,645 (183,137,287)
3.00% ,  10/25/51 .................. 30,206 (31,606,567)
4.00% ,  10/25/51 .................. 1,646 (1,763,503)
4.50% ,  10/25/51 .................. 7,494 (8,104,648)
Total TBA Sale Commitments — (8.0)%
(Proceeds: $347,212,682) .......................... (345,127,626)
Total Investments Net of Options Written and TBA Sale
Commitments — 121.3%
(Cost: $5,198,812,883 ) ............................ 5,244,423,949
Liabilities in Excess of Other Assets — (21.3)% ............ (920,630,541)
Net Assets — 100.0% ............................... $ 4,323,793,408
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Perpetual security with no stated maturity date.
(h)
Zero-coupon bond.
(i)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Non-income producing security.
(l)
Rounds to less than 1,000.
(m)
Represents or includes a TBA transaction.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(p)
Annualized 7-day yield as of period end.
(q)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 364,094,477 $ — $ (150,306,659) $ — $ — $ 213,787,818 213,787,818 $ 83,148 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
40
Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 664 12/21/21 $ 105,908 $ (2,002,435)
U.S. Treasury Ultra Bond .................................................... 643 12/21/21 123,175 (2,580,995)
U.S. Treasury 2 Year Note .................................................... 814 12/31/21 179,144 (109,883)
90-day Eurodollar ......................................................... 1,378 12/19/22 342,795 55,894
(4,637,419)
Short Contracts
Euro-Bund .............................................................. 48 12/08/21 9,442 154,707
Euro- Buxl ............................................................... 181 12/08/21 42,633 1,378,639
U.S. Treasury 10 Year Note ................................................... 1,233 12/21/21 162,409 1,765,294
U.S. Treasury 10 Year Ultra Note ............................................... 1,112 12/21/21 161,744 1,357,860
U.S. Treasury 5 Year Note .................................................... 527 12/31/21 64,714 (106,394)
90-day Eurodollar ......................................................... 1,784 03/18/24 440,314 (2,288)
4,547,818
$ (89,601)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 980,000 BRL 5,153,428 Credit Suisse International 10/04/21 $ 33,679
USD 980,000 BRL 5,194,902 HSBC Bank plc 10/04/21 26,063
KZT 112,257,600 USD 257,000 Citibank NA 10/08/21 6,304
RUB 96,467,604 USD 1,310,000 Goldman Sachs International 10/20/21 11,944
USD 1,644,212 EUR 1,390,000 State Street Bank and Trust Co. 10/20/21 33,597
USD 983,335 EUR 840,000 UBS AG 10/20/21 10,014
USD 970,000 MXN 19,988,887 Goldman Sachs International 10/20/21 4,142
USD 1,640,000 MXN 33,120,162 Morgan Stanley & Co. International plc 10/20/21 39,642
USD 980,000 PLN 3,861,144 Citibank NA 10/20/21 9,218
USD 990,000 PLN 3,807,496 Northern Trust Co. 10/20/21 32,707
USD 1,310,000 RUB 95,515,597 Goldman Sachs International 10/20/21 1,101
USD 1,899,547 MXN 38,181,000 Barclays Bank plc 10/29/21 56,969
USD 2,607,100 MXN 52,726,000 Citibank NA 10/29/21 62,594
USD 1,675,208 MXN 34,307,590 UBS AG 10/29/21 19,557
USD 998,202 MXN 20,321,545 Goldman Sachs International 11/24/21 21,333
USD 1,136,691 AUD 1,538,000 Royal Bank of Canada 12/15/21 24,398
USD 1,116,113 CAD 1,405,000 Bank of America NA 12/15/21 6,862
USD 42,729,999 EUR 36,073,500 BNP Paribas SA 12/15/21 878,931
USD 42,760,878 EUR 36,073,500 HSBC Bank plc 12/15/21 909,810
USD 784,117 GBP 566,000 Natwest Markets plc 12/15/21 21,394
2,210,259
BRL 5,119,324 USD 980,000 Goldman Sachs International 10/04/21 (39,941)
BRL 5,190,975 USD 980,000 Royal Bank of Canada 10/04/21 (26,784)
EUR 2,230,000 USD 2,630,688 Citibank NA 10/20/21 (46,752)
EUR 830,000 USD 963,981 Commonwealth Bank of Australia 10/20/21 (2,247)
MXN 32,741,317 USD 1,640,000 Natwest Markets plc 10/20/21 (57,948)
USD 1,300,000 NOK 11,384,387 Morgan Stanley & Co. International plc 10/20/21 (2,139)
USD 935,040 RUB 69,458,527 Credit Suisse International 10/26/21 (15,993)
USD 7,734,714 RUB 574,385,983 HSBC Bank plc 10/26/21 (129,839)
USD 1,498,537 RUB 112,033,661 JPMorgan Chase Bank NA 10/26/21 (35,439)
USD 15,034,914 RUB 1,119,947,291 Morgan Stanley & Co. International plc 10/26/21 (299,519)
IDR 19,032,573,482 USD 1,331,880 Barclays Bank plc 10/29/21 (6,642)
IDR 65,662,181,389 USD 4,591,492 BNP Paribas SA 10/29/21 (19,432)
MXN 54,951,831 USD 2,747,898 BNP Paribas SA 10/29/21 (95,975)

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 71,625,529 USD 3,582,799 Deutsche Bank AG 10/29/21 $ (126,220)
USD 3,208,962 IDR 46,878,912,331 Bank of America NA 10/29/21 (55,217)
USD 1,807,075 IDR 26,512,494,500 BNP Paribas SA 10/29/21 (38,990)
USD 466,938 IDR 6,788,805,944 Citibank NA 10/29/21 (5,767)
USD 467,291 IDR 6,788,805,943 HSBC Bank plc 10/29/21 (5,414)
USD 1,573,228 IDR 22,830,690,199 Citibank NA 11/17/21 (12,911)
USD 5,552,073 CNY 36,050,000 BNP Paribas SA 11/24/21 (15,800)
USD 31,750,599 CNY 207,775,922 Citibank NA 11/24/21 (340,105)
USD 910,741 RUB 67,531,446 Citibank NA 12/02/21 (8,007)
USD 1,175,463 RUB 86,929,000 HSBC Bank plc 12/02/21 (7,184)
EUR 1,156,000 USD 1,358,418 Royal Bank of Canada 12/15/21 (17,272)
USD 85,962,062 CNY 557,996,939 Barclays Bank plc 12/15/21 (73,821)
(1,485,358)
$ 724,901
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 935 $ 167,726
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2021 Futures .......... 15,663 12/10/21 USD 99.38 USD 3,915,750 $ 881,044
90-day Eurodollar March 2022 Futures ............. 1,767 03/11/22 USD 98.75 USD 441,750 894,544
$ 1,775,588
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Goldman Sachs International 10/20/21 MXN 20.30 USD 3,934 $ 87,085
AUD Currency ........................... Goldman Sachs International 11/10/21 USD 0.74 AUD 28,893 89,054
EUR Currency ........................... BNP Paribas SA 11/10/21 USD 1.18 EUR 27,880 49,499
GBP Currency ........................... UBS AG 11/10/21 USD 1.37 GBP 16,728 96,379
AUD Currency ........................... Citibank NA 11/12/21 USD 0.74 AUD 28,893 92,952
EUR Currency ........................... Standard Chartered Bank 11/12/21 USD 1.18 EUR 27,880 67,819
GBP Currency ........................... Standard Chartered Bank 11/12/21 USD 1.37 GBP 16,728 95,567
578,355
Put
USD Currency ........................... Royal Bank of Canada 11/10/21 CAD 1.25 USD 25,345 110,279
USD Currency ........................... Morgan Stanley & Co. International plc 11/12/21 CAD 1.25 USD 25,345 86,655
196,934
$ 775,289

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
42
Schedule of Investments
(continued)
September 30, 2021
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar March 2022 Futures .............. 1,767 03/11/22 USD 98.25 USD 441,750 $ (254,006)
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 11/10/21 0.74 % USD 52,016 $ 4,881
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37.V1 ................... 1.00 % Quarterly 12/20/26 USD 3,775 $ (91,301) $ (89,193) $ (2,108)
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.46% At Termination 1 month USCPI At Termination 03/24/31 USD 1,833 $ 80,310 $ 57,315 $ 22,995
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 36,114 (1,451,963) — (1,451,963)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 21,450 (427,696) — (427,696)
1 month USCPI At Termination 2.53% At Termination 08/11/31 USD 19,871 (315,145) — (315,145)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 726 (154,321) — (154,321)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 3,200 (678,868) — (678,868)
3.53% At Termination
UK Retail Price Index All
Items Monthly At Termination 03/15/41 GBP 180 27,231 14,065 13,166
UK Retail Price Index All
Items Monthly At Termination 3.79% At Termination 09/15/41 GBP 1,723 (9,607) — (9,607)
UK Retail Price Index All
Items Monthly At Termination 3.89% At Termination 09/15/41 GBP 863 31,078 — 31,078
$ (2,898,981) $ 71,380 $ (2,970,361)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Chile .......... 1.00 % Quarterly Barclays Bank plc 12/20/26 USD 1,076 $ (7,191) $ (13,814) $ 6,623
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 3,618 122,087 84,731 37,356
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,657 258,381 179,321 79,060
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/26 USD 2,302 (22,036) (26,431) 4,395
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 26,213 13,542 (47,498) 61,040
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 6,747 3,486 (12,226) 15,712

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.AAA .......... 0.50 % Monthly Credit Suisse International 09/17/58 USD 1,279 $ (11,988) $ 15,699 $ (27,687)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,029 (9,646) 12,801 (22,447)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,569 (14,704) 20,736 (35,440)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 859 (8,054) 10,548 (18,602)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 719 (6,743) 8,831 (15,574)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 33,821 14,358 19,463
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 22,137 15,362 6,775
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 641 (1,633) (95) (1,538)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1,498 (3,814) (1,139) (2,675)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 270 76,711 24,053 52,658
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 10 2,841 572 2,269
CMBX.NA.14.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 280 9,483 14,104 (4,621)
$ – $ – $ –
$ 456,680 $ 299,913 $ 156,767
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Trust Fibra Uno ....... 1.00 % Quarterly Citibank NA 06/20/26 NR USD 139 $ (9,403) $ (14,650) $ 5,247
Trust Fibra Uno ....... 1.00 Quarterly Citibank NA 06/20/26 BBB USD 543 (36,734) (57,233) 20,499
CMBX.NA.3.AM ....... 0.50 Monthly
Credit Suisse
International 12/13/49 NR USD — — (4) 4
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (11) 11
CMBX.NA.3.AM ....... 0.50 Monthly
JPMorgan Chase Bank
NA 12/13/49 NR USD 1 — (54) 54
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 352 (27,057) (34,717) 7,660
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 531 (40,815) (59,062) 18,247
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 280 (21,522) (30,037) 8,515
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 170 (13,067) (37,337) 24,270
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 207 (15,911) (23,422) 7,511
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 210 (16,142) (54,052) 37,910
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 240 (18,448) 244 (18,692)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 2,020 (3,598) (82,018) 78,420
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 NR USD 4,050 (7,214) (161,671) 154,457
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 35 (3,048) (2,785) (263)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 280 (79,550) (20,631) (58,919)
$ (292,509) $ (577,440) $ 284,931
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
44
Schedule of Investments
(continued)
September 30, 2021
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 23,889 $ 30,297 $ — $ 30,297
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 55,734 52,523 — 52,523
0.60% Annual 6 month WIBOR Semi-Annual N/A 07/23/23 PLN 13,345 32,400 — 32,400
28 day MXIBTIIE Monthly 5.84% Monthly N/A 08/14/23 MXN 336,962 (137,140) — (137,140)
1.39% Annual 3 month WIBOR Quarterly 09/05/22
(a)
09/05/23 PLN 36,830 28,633 — 28,633
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 17,676 (31,805) — (31,805)
28 day MXIBTIIE Monthly 6.11% Monthly N/A 08/15/24 MXN 223,884 (164,076) — (164,076)
28 day MXIBTIIE Monthly 6.12% Monthly N/A 08/15/24 MXN 13,352 (9,523) — (9,523)
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 844 (78,010) — (78,010)
1.69% Annual 6 month WIBOR Semi-Annual N/A 09/07/26 PLN 38,433 77,586 — 77,586
0.99% Semi-Annual 3 month LIBOR Quarterly 11/12/21
(a)
11/12/26 USD 8,533 53,188 — 53,188
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 1,870 (206,566) — (206,566)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 1,035 (143,778) — (143,778)
28 day MXIBTIIE Monthly 7.08% Monthly N/A 09/02/31 MXN 89,589 (110,459) — (110,459)
$ (606,730) $ — $ (606,730)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 6,530,622 $ 284,415 $ — $ 284,415
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 6,530,622 (303,249) — (303,249)
$ (18,834) $ — $ (18,834)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 71,380 $ (89,193) $ 341,866 $ (3,921,065) $ —
OTC Swaps ..................................................... 401,360 (678,887) 932,571 (509,707) —
Options Written ................................................... N/A N/A — (103,795) (254,006)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 4,712,394 $ — $ 4,712,394
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 2,210,259 — — 2,210,259
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 943,015 1,780,469 — 2,723,484
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 274,627 67,239 341,866
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,049,516 — — 284,415 — 1,333,931
$ — $ 1,049,516 $ — $ 3,153,274 $ 7,051,905 $ 67,239 $ 11,321,934
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 4,801,995 — 4,801,995
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,485,358 — — 1,485,358
Options written
Options written at value ..................... — — — — 254,006 — 254,006
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 2,108 — — 881,357 3,037,600 3,921,065
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 885,345 — — 303,249 — 1,188,594
$ — $ 887,453 $ — $ 1,485,358 $ 6,240,607 $ 3,037,600 $ 11,651,018
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 259,523 $ — $ 259,523
Forward foreign currency exchange contracts .... — — — (10,500,814) — — (10,500,814)
Options purchased
(a)
.................... — — — (1,420,733) (3,096,931) — (4,517,664)
Options written ........................ — — — 44,935 5,521,005 — 5,565,940
Swaps .............................. — (1,081,691) — — (4,484,116) (1,288,816) (6,854,623)
$ — $ (1,081,691) $ — $ (11,876,612) $ (1,800,519) $ (1,288,816) $ (16,047,638)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 744,579 — 744,579
Forward foreign currency exchange contracts .... — — — (105,107) — — (105,107)
Options purchased
(b)
.................... — — — 271,912 (389,396) — (117,484)
Options written ........................ — — — — (309,595) — (309,595)
Swaps .............................. — 718,564 — — (326,976) (4,023,786) (3,632,198)
$ — $ 718,564 $ — $ 166,805 $ (281,388) $ (4,023,786) $ (3,419,805)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
46
Schedule of Investments
(continued)
September 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 707,932,224
Average notional value of contracts — short ................................................................................. 785,913,571
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 313,218,987
Average amounts sold — in USD ........................................................................................ 78,231,631
Options:
Average value of option contracts purchased ................................................................................ 12,563,510
Average value of option contracts written ................................................................................... 6,068,095
Average notional value of swaption contracts written ........................................................................... 180,587,000
Credit default swaps:
Average notional value — buy protection ................................................................................... 51,426,339
Average notional value — sell protection ................................................................................... 8,476,353
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 80,903,131
Average notional value — receives fixed rate ................................................................................ 202,718,438
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 74,789,010
Average notional value — receives fixed rate ................................................................................ 32,277,718
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 439,502 $ 380,300
Forward foreign currency exchange contracts ................................................................. 2,210,259 1,485,358
Options
(a)(b)
........................................................................................ 2,723,484 254,006
Swaps — Centrally cleared ............................................................................. — 43,093
Swaps — OTC
(c)
.................................................................................... 1,333,931 1,188,594
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 6,707,176 $ 3,351,351
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,215,090) (677,399)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 4,492,086 $ 2,673,952
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock Core Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 296,158 $ (296,158) $ — $ — $ —
Barclays Bank plc ................................ 63,592 (63,592) — — —
BNP Paribas SA ................................. 928,430 (170,197) — — 758,233
Citibank NA .................................... 196,814 (196,814) — — —
Citigroup Global Markets, Inc. ........................ 33,821 — — — 33,821
Credit Suisse International .......................... 49,382 (49,382) — — —
Deutsche Bank AG ............................... 271,585 (271,585) — — —
Goldman Sachs International ........................ 617,757 (74,610) — — 543,147
HSBC Bank plc .................................. 1,103,599 (142,437) — — 961,162
JPMorgan Chase Bank NA .......................... 4,449 (4,449) — — —
JPMorgan Securities LLC ........................... 103,822 (40,385) — — 63,437
Morgan Stanley & Co. International plc .................. 310,966 (310,966) — — —
Natwest Markets plc .............................. 21,394 (21,394) — — —
Northern Trust Co. ............................... 32,707 — — — 32,707
Royal Bank of Canada ............................. 134,677 (44,056) — — 90,621
Standard Chartered Bank ........................... 163,386 — — — 163,386
State Street Bank and Trust Co. ...................... 33,597 — — — 33,597
UBS AG ...................................... 125,950 — — — 125,950
$ 4,492,086 $ (1,686,025) $ — $ — $ 2,806,061
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(c)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA .............................. $ 358,466 $ (296,158) $ — $ — $ 62,308
Barclays Bank plc ................................ 94,277 (63,592) — (20,000) 10,685
BNP Paribas SA ................................. 170,197 (170,197) — — —
Citibank NA .................................... 485,425 (196,814) — — 288,611
Commonwealth Bank of Australia ..................... 2,247 — — — 2,247
Credit Suisse International .......................... 123,234 (49,382) — — 73,852
Deutsche Bank AG ............................... 491,582 (271,585) — (170,000) 49,997
Goldman Sachs International ........................ 74,610 (74,610) — — —
HSBC Bank plc .................................. 142,437 (142,437) — — —
JPMorgan Chase Bank NA .......................... 61,924 (4,449) — — 57,475
JPMorgan Securities LLC ........................... 40,385 (40,385) — — —
Morgan Stanley & Co. International plc .................. 527,164 (310,966) (216,198) — —
Natwest Markets plc .............................. 57,948 (21,394) — — 36,554
Royal Bank of Canada ............................. 44,056 (44,056) — — —
$ 2,673,952 $ (1,686,025) $ (216,198) $ ( 190 , 000 ) $ 581,729
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Core Bond Portfolio
48
Schedule of Investments
(continued)
September 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 376,733,192 $ 6,385,540 $ 383,118,732
Corporate Bonds ........................................ — 1,452,540,996 — 1,452,540,996
Foreign Agency Obligations ................................. — 13,008,821 — 13,008,821
Foreign Government Obligations .............................. — 260,250,705 — 260,250,705
Municipal Bonds ......................................... — 33,459,370 — 33,459,370
Non-Agency Mortgage-Backed Securities ........................ — 305,921,525 1,524,591 307,446,116
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 23,400,611 — 23,400,611
U.S. Government Sponsored Agency Securities .................... — 1,824,293,067 — 1,824,293,067
U.S. Treasury Obligations ................................... — 1,075,775,861 — 1,075,775,861
Short-Term Securities ....................................... 213,787,818 — — 213,787,818
Options Purchased:
Foreign currency exchange contracts ........................... — 943,015 — 943,015
Interest rate contracts ...................................... 1,775,588 4,881 — 1,780,469
Liabilities:
Investments:
TBA Sale Commitments .................................... — (345,127,626) — (345,127,626)
$ 215,563,406 $ 5,021,204,418 $ 7,910,131 $ 5,244,677,955
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 648,156 $ — $ 648,156
Foreign currency exchange contracts ............................ — 2,210,259 — 2,210,259
Interest rate contracts ....................................... 4,712,394 559,042 — 5,271,436
Other contracts ........................................... — 67,239 — 67,239
Liabilities:
Credit contracts ........................................... — (208,566) — (208,566)
Foreign currency exchange contracts ............................ — (1,485,358) — (1,485,358)
Interest rate contracts ....................................... (5,056,001) (1,184,606) — (6,240,607)
Other contracts ........................................... — (3,037,600) — (3,037,600)
$ (343,607) $ (2,431,434) $ — $ (2,775,041)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.1%
(a)
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(b)
...................... EUR 1,400 $ 1,611,163
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(b)
................. 1,561 1,804,864
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(b)
................. 884 974,411
ARBOUR CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
...................... 700 802,737
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(c)(d)
..................... USD 11,500 340,400
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(b)
...................... EUR 500 572,741
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(b)
...................... 620 694,353
Avoca CLO XVIII DAC, Series 18X, Class
E, (EURIBOR 3 Month + 4.60%), 4.60%,
04/15/31
(b)
...................... 700 778,791
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(b)
...................... 500 572,105
BBAM European CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
...................... 1,400 1,605,473
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(b)
...................... 400 452,014
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(b)
...................... 1,000 1,147,799
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(b)
................. 1,000 1,152,305
Cairn CLO XIV DAC, Series 2021-14X, Class
E, (EURIBOR 3 Month + 6.11%), 5.45%,
10/29/34
(b)
...................... 1,400 1,605,473
Capital Four CLO III DAC, Series 3X, Class
E, (EURIBOR 3 Month + 6.06%), 6.06%,
10/15/34
(b)
...................... 1,020 1,169,702
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.63%, 07/20/32
(c)(d)
.... USD 840 811,641
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(b)
...................... EUR 674 767,376
Contego CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.06%), 6.06%,
01/25/34
(b)
...................... 1,400 1,608,979
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(b)
................. 263 299,177
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.08%,
07/15/31
(c)(d)
..................... USD 250 248,287
Greene King Finance plc, Series B2,  (LIBOR
GBP 3 Month + 2.08%), 2.15%, 03/15/36
(b)
GBP 100 112,575
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(b)
...................... EUR 1,125 1,280,059
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(b)
...................... EUR 148 $ 168,290
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(b)
...................... 770 879,400
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(b)
...................... 259 298,849
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(c)(d)
............ USD 2,000 200
Neuberger Berman Loan Advisers Euro CLO
DAC, Series 2021-2X, Class E, (EURIBOR 3
Month + 6.06%), 6.06%, 04/15/34
(b)
..... EUR 1,223 1,403,346
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(b)
........... 200 226,327
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(b)
........... 500 567,978
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(b)
................. 500 569,320
OCP Euro CLO DAC
(b)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... 1,347 1,509,880
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 900 1,007,254
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 300 341,159
OZLME III DAC, Series 3X, Class E, (EURIBOR
3 Month + 4.80%), 4.80%, 08/24/30
(b)
.... 1,000 1,122,659
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(b)
...................... 1,000 1,151,140
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(b)
...................... 613 703,671
Rockford Tower Europe CLO DAC, Series
2018-1X, Class E, (EURIBOR 3 Month +
5.36%), 5.36%, 12/20/31
(b)
........... 300 345,373
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(c)(d)
............ USD 2,500 12,750
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(b)
...................... EUR 670 767,655
Total Asset-Backed Securities — 0.1%
(Cost: $44,325,615) ............................... 31,487,676
Shares
Shares
Common Stocks — 2.3%
Auto Components — 0.0%
Lear Corp. ........................ 2,755 431,102
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
................ 14,842 542,178
Chemicals — 0.2%
Diversey Holdings Ltd.
(e)
............... 1,635,391 26,231,672
Element Solutions, Inc. ................ 1,159,030 25,127,770
51,359,442
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(e)(f)
.................. 314,534 3

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Shares
Shares Value
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(e)
.......... 542,581 $ 7,373,676
Diversified Telecommunication Services — 0.0%
Liberty Global plc, Class A
(d)(e)
........... 12,998 387,340
Electrical Equipment — 0.2%
(e)
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$21,863,306)
(g)
................... 2,223,387 22,144,934
Sensata Technologies Holding plc ......... 368,041 20,139,204
42,284,138
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(e)(f)
......... 43,326 674,153
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc. ....... 861,582 39,908,478
VICI Properties, Inc. .................. 2,309,098 65,601,474
105,509,952
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 319,453 10,497,226
Life Sciences Tools & Services — 0.2%
(e)
Avantor, Inc. ....................... 682,902 27,930,692
Syneos Health, Inc. .................. 257,452 22,521,901
50,452,593
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(e)(h)
.... 4,249,634 11,516,508
Metals & Mining — 0.1%
Constellium SE, Class A
(e)
.............. 1,483,734 27,864,524
Oil, Gas & Consumable Fuels — 0.9%
Chesapeake Energy Corp. ............. 966,663 59,536,774
Devon Energy Corp. .................. 256,155 9,096,064
Diamondback Energy, Inc. .............. 247,650 23,445,026
DT Midstream, Inc. ................... 306,154 14,156,561
Energy Transfer LP .................. 1,955,707 18,735,673
Enterprise Products Partners LP .......... 497,827 10,772,976
EQT Corp.
(e)
....................... 1,488,444 30,453,564
Extraction Oil & Gas, Inc.
(e)
............. 30,500 1,721,725
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $8,357,243)
(e)(g)
................ 238,642 13,471,341
KCAD Holdings I Ltd.
(d)(e)(f)
.............. 4,067,849,248 40,679
Plains All American Pipeline LP .......... 2,635,536 26,803,401
SM Energy Co. ..................... 334,497 8,824,031
217,057,815
Road & Rail — 0.0%
Uber Technologies, Inc.
(e)
.............. 218,400 9,784,320
Semiconductors & Semiconductor Equipment — 0.0%
(e)
Maxeon Solar Technologies Ltd. .......... 171 3,015
SunPower Corp. .................... 1,369 31,049
34,064
Total Common Stocks — 2.3%
(Cost: $442,673,380) .............................. 535,769,034
Par (000)
Par (000)
Corporate Bonds — 82.2%
Aerospace & Defense — 2.9%
Boeing Co. (The), 5.93%, 05/01/60 ....... USD 41,703 56,969,430
Bombardier, Inc.
(c)(d)
:
7.50%, 12/01/24 .................. 13,465 14,003,600
7.50%, 03/15/25 .................. 4,496 4,591,405
7.13%, 06/15/26 .................. 43,309 45,474,450
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.88%, 04/15/27 .................. USD 16,499 $ 17,104,926
6.00%, 02/15/28 .................. 23,457 23,720,891
7.45%, 05/01/34 .................. 1,604 1,874,675
BWX Technologies, Inc.
(c)
:
4.13%, 06/30/28 .................. 10,487 10,762,284
4.13%, 04/15/29 .................. 9,203 9,421,571
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)(d)
21,776 22,429,280
Howmet Aerospace, Inc., 5.13%, 10/01/24 .. 505 556,914
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(c)
................ 21,326 22,099,068
Rolls-Royce plc:
4.63%, 02/16/26
(b)
................. EUR 722 926,251
5.75%, 10/15/27
(c)(d)
................ USD 36,087 39,876,135
5.75%, 10/15/27
(b)
................. GBP 312 466,724
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(c)
.. USD 12,439 13,154,242
TransDigm, Inc.:
8.00%, 12/15/25
(c)
................. 15,543 16,572,724
6.25%, 03/15/26
(c)
................. 285,457 297,588,922
6.38%, 06/15/26 .................. 1,862 1,920,951
7.50%, 03/15/27 .................. 7,602 7,963,095
4.63%, 01/15/29 .................. 19,046 19,012,765
4.88%, 05/01/29 .................. 20,926 20,964,922
Triumph Group, Inc., 8.88%, 06/01/24
(c)
.... 43,429 47,771,900
695,227,125
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26
(c)(d)
......... 27,635 27,885,097
Air France-KLM, 3.88%, 07/01/26
(b)
....... EUR 1,100 1,264,832
American Airlines, Inc.
(c)
:
11.75%, 07/15/25 ................. USD 40,020 49,524,750
5.50%, 04/20/26 .................. 18,245 19,180,364
5.75%, 04/20/29 .................. 58,695 63,243,809
Delta Air Lines, Inc.
(c)
:
7.00%, 05/01/25 .................. 11,154 13,008,353
4.75%, 10/20/28 .................. 33,580 37,441,700
Deutsche Lufthansa AG
(b)
:
2.00%, 07/14/24 .................. EUR 1,900 2,241,154
2.88%, 02/11/25 .................. 1,100 1,313,927
3.75%, 02/11/28 .................. 2,800 3,405,744
3.50%, 07/14/29 .................. 2,400 2,870,558
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
................ USD 16,152 16,899,030
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(b)(i)
................ EUR 100 113,699
2.75%, 03/25/25
(b)
................. 2,200 2,570,678
1.50%, 07/04/27
(b)
................. 800 853,148
1.13%, 05/18/28 .................. 3,100 3,536,698
3.75%, 03/25/29
(b)
................. 1,600 1,875,623
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 49,504 53,831,640
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
2,945 3,302,851
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 4,129 4,372,779
Series 2020-1, Class A, 5.88%, 10/15/27 . 53,339 59,688,705
United Airlines, Inc.
(c)
:
4.38%, 04/15/26 .................. 26,120 26,805,650
4.63%, 04/15/29 .................. 27,551 28,472,581
423,703,370
Auto Components — 1.8%
Adient US LLC, 9.00%, 04/15/25
(c)
....... 12,490 13,489,200
Allison Transmission, Inc.
(c)
:
5.88%, 06/01/29 .................. 14,548 15,828,951
3.75%, 01/30/31 .................. 14,979 14,567,078
Clarios Global LP:
6.75%, 05/15/25
(c)
................. 14,870 15,687,850
4.38%, 05/15/26
(b)
................. EUR 4,100 4,909,588

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
6.25%, 05/15/26
(c)
................. USD 46,610 $ 48,970,792
8.50%, 05/15/27
(c)
................. 126,368 134,423,960
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(b)
..................... EUR 1,500 1,772,276
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... USD 15,694 16,430,320
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
..................... 7,439 7,439,000
Faurecia SE, 3.75%, 06/15/28
(b)
......... EUR 1,579 1,902,196
Goodyear Europe BV, 2.75%, 08/15/28
(b)
... 1,003 1,171,359
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 .................. USD 4,574 5,019,965
5.00%, 07/15/29
(c)
................. 9,592 10,179,510
5.25%, 07/15/31
(c)
................. 22,646 24,117,990
5.63%, 04/30/33 .................. 21,093 22,991,370
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(b)
.. EUR 2,196 2,410,190
Icahn Enterprises LP:
4.75%, 09/15/24 .................. USD 6,704 6,972,160
6.25%, 05/15/26 .................. 11,189 11,692,505
5.25%, 05/15/27 .................. 32,568 33,789,300
4.38%, 02/01/29 .................. 14,595 14,576,756
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash
or 4.63% PIK), 05/15/27
(a)(b)(j)
......... EUR 2,811 3,341,439
Leather 2 SpA, (EURIBOR 3 Month + 4.50%),
4.50%, 09/30/28
(a)
................ 827 959,871
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
... USD 4,873 4,970,460
Tenneco, Inc., 7.88%, 01/15/29
(c)
........ 4,032 4,500,720
ZF Europe Finance BV
(b)
:
2.00%, 02/23/26 .................. EUR 1,100 1,285,299
2.50%, 10/23/27 .................. 2,100 2,484,664
ZF Finance GmbH, 2.00%, 05/06/27
(b)
..... 1,800 2,095,455
427,980,224
Automobiles — 0.1%
Ford Motor Co.:
4.75%, 01/15/43 .................. USD 5,441 5,702,876
5.29%, 12/08/46 .................. 2,727 3,037,196
Jaguar Land Rover Automotive plc:
6.88%, 11/15/26
(b)
................. EUR 1,000 1,289,021
5.88%, 01/15/28
(c)(d)
................ USD 400 401,520
Mclaren Finance plc, 7.50%, 08/01/26
(c)(d)
... 725 733,881
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(b)
.......... EUR 2,200 2,583,130
Renault SA, 2.38%, 05/25/26
(b)
.......... 1,400 1,637,907
Volvo Car AB, 2.50%, 10/07/27
(b)
........ 1,051 1,325,460
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
USD 9,309 10,007,175
26,718,166
Banks — 0.7%
AIB Group plc, (EUR Swap Annual 5 Year +
6.63%), 6.25%
(a)(k)
................ EUR 1,000 1,290,402
Banco BPM SpA
(a)(b)
:
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... 882 1,114,187
(EUR Swap Annual 5 Year + 3.17%), 2.87%,
06/29/31 ..................... 3,950 4,583,526
Banco de Sabadell SA
(a)(b)
:
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,500 2,881,396
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 1,000 1,176,605
Banco Espirito Santo SA
(e)(l)
:
2.63%, 05/08/17 .................. 10,400 1,746,792
4.75%, 01/15/18
(b)
................. 12,300 2,065,917
4.00%, 01/21/19
(b)
................. 12,000 2,015,529
Banco Santander SA, (EUR Swap Annual 5
Year + 4.53%), 4.38%
(a)(b)(k)
........... 1,400 1,693,093
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of Cyprus PCL, (EUR Swap Annual 5 Year
+ 2.79%), 2.50%, 06/24/27
(a)(b)
........ EUR 2,300 $ 2,621,018
Barclays plc
(d)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
..................... USD 800 885,504
5.20%, 05/12/26 .................. 7,800 8,918,208
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(k)
..................... 30,365 30,343,744
CaixaBank SA, (EUR Swap Annual 5 Year +
6.22%), 6.37%
(a)(b)(k)
............... EUR 2,800 3,502,306
CIT Group, Inc., 6.00%, 04/01/36 ........ USD 23,131 27,063,270
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(b)(k)
............... EUR 4,000 5,079,365
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.42%
(a)(d)(k)
......... USD 2,720 2,571,488
HSBC Holdings plc
(a)(d)(k)
:
(USD Swap Rate 5 Year + 3.75%), 6.00% . 24,053 26,368,101
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ....................... 6,310 6,308,107
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(b)(k)
.................... EUR 1,200 1,530,626
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(b)(k)
.................... 1,883 2,658,789
(EUR Swap Annual 5 Year + 5.75%), 5.88%,
03/04/29
(a)(b)
................... 1,313 1,701,412
5.15%, 06/10/30 .................. GBP 1,400 2,116,719
4.20%, 06/01/32
(c)(d)
................ USD 10,505 10,769,235
4.95%, 06/01/42
(c)(d)
................ 7,665 7,943,627
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(k)
..................... EUR 1,325 1,793,814
UniCredit SpA
(a)
:
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(b)(k)
..................... 800 1,091,166
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29
(b)
.................... 1,200 1,415,507
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(b)
.................... 1,000 1,202,828
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(b)(k)
..................... 2,200 2,490,716
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(k)
...................... 1,400 1,721,019
168,664,016
Biotechnology — 0.1%
180 Medical, Inc., 3.88%, 10/15/29 ....... USD 9,308 9,308,000
Cidron Aida Finco SARL:
5.00%, 04/01/28 .................. EUR 1,786 2,084,056
6.25%, 04/01/28 .................. GBP 1,624 2,211,263
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(c)
USD 5,317 5,170,783
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(b)
. EUR 1,138 1,333,032
HCRX Investments Holdco LP, 4.50%,
08/01/29
(c)
..................... USD 8,803 8,847,015
28,954,149
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(c)
..................... 10,364 10,820,016
APi Group DE, Inc., 4.13%, 07/15/29
(c)
..... 8,850 8,671,673
Builders FirstSource, Inc., 6.75%, 06/01/27
(c)
. 6,098 6,463,880
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(c)
..................... 19,784 21,029,897
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(c)
.... 17,712 17,756,280
Forterra Finance LLC, 6.50%, 07/15/25
(c)
... 21,461 22,963,270

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Building Products (continued)
Griffon Corp., 5.75%, 03/01/28 .......... USD 3,470 $ 3,643,500
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 1,071 1,359,392
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
................ USD 3,204 3,364,200
JELD-WEN, Inc.
(c)
:
6.25%, 05/15/25 .................. 9,275 9,785,125
4.63%, 12/15/25 .................. 4,547 4,616,705
4.88%, 12/15/27 .................. 3,220 3,355,369
Masonite International Corp.
(c)
:
5.38%, 02/01/28 .................. 3,050 3,211,650
3.50%, 02/15/30 .................. 14,331 14,223,517
New Enterprise Stone & Lime Co., Inc.
(c)
:
6.25%, 03/15/26 .................. 3,485 3,603,490
5.25%, 07/15/28 .................. 5,389 5,449,626
9.75%, 07/15/28 .................. 8,367 9,099,113
PCF GmbH
(b)
:
4.75%, 04/15/26 .................. EUR 1,503 1,797,583
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 1,052 1,228,942
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(c)
.. USD 31,585 33,440,619
Standard Industries, Inc.:
2.25%, 11/21/26
(b)
................. EUR 1,659 1,895,116
4.75%, 01/15/28
(c)
................. USD 604 626,650
4.38%, 07/15/30
(c)
................. 19,247 19,631,940
3.38%, 01/15/31
(c)
................. 10,944 10,415,405
Summit Materials LLC, 5.25%, 01/15/29
(c)
... 11,390 11,959,500
Victors Merger Corp., 6.38%, 05/15/29
(c)
.... 10,118 9,687,985
240,100,443
Capital Markets — 0.7%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
8,343 8,593,290
Coinbase Global, Inc.
(c)
:
3.38%, 10/01/28 .................. 20,270 19,476,024
3.63%, 10/01/31 .................. 19,605 18,637,003
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 15,274 15,980,423
Credit Suisse Group AG
(a)(d)(k)
:
(USD Swap Semi 5 Year + 3.46%), 6.25%
(c)
3,600 3,878,597
(USD Swap Rate 5 Year + 4.33%), 7.25%
(b)
2,200 2,438,590
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(c)
...................... 12,614 13,843,865
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(c)
...................... 16,191 16,939,834
(USD Swap Semi 5 Year + 4.60%), 7.50% 969 1,058,632
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
................ 1,189 1,221,690
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(e)(f)(l)
:
5.38%, 10/17/12 .................. EUR 4,550 54,813
4.75%, 01/16/14 .................. 14,545 176,906
(EURIBOR 3 Month + 0.30%), 0.30%,
02/05/14
(a)
.................... 22,800 279,950
MSCI, Inc.
(c)
:
3.63%, 09/01/30 .................. USD 5,813 6,009,188
3.88%, 02/15/31 .................. 12,796 13,419,805
3.63%, 11/01/31 .................. 6,565 6,831,375
3.25%, 08/15/33 .................. 12,093 12,231,586
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(c)
..................... 10,170 10,736,417
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(c)
(d)(k)
......................... 13,275 13,410,405
165,218,393
Security
Par (000)
Par (000) Value
Chemicals — 1.8%
Ashland LLC, 3.38%, 09/01/31
(c)
......... USD 23,421 $ 23,625,934
Axalta Coating Systems LLC
(c)
:
4.75%, 06/15/27 .................. 8,994 9,376,245
3.38%, 02/15/29 .................. 14,644 14,241,290
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 1,220 1,442,016
Chemours Co. (The):
4.00%, 05/15/26 .................. 1,100 1,297,839
5.75%, 11/15/28
(c)
................. USD 8,287 8,678,146
Diamond BC BV, 4.63%, 10/01/29
(c)
....... 17,616 17,880,240
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 85,939 86,798,390
Gates Global LLC, 6.25%, 01/15/26
(c)
...... 24,410 25,325,375
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
..................... 12,110 12,382,475
HB Fuller Co., 4.25%, 10/15/28 ......... 7,592 7,724,860
Herens Midco SARL:
4.75%, 05/15/28
(c)(d)
................ 16,360 16,441,800
5.25%, 05/15/29
(b)
................. EUR 3,743 4,205,633
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... USD 33,988 37,471,770
Ingevity Corp., 3.88%, 11/01/28
(c)
........ 6,220 6,204,450
Kraton Polymers LLC, 5.25%, 05/15/26 .... EUR 1,497 1,781,736
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... USD 7,540 7,540,000
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
10,828 11,234,050
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(b)
. EUR 1,000 1,253,914
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(b)
. 2,893 3,434,871
Nobian Finance BV, 3.63%, 07/15/26
(b)
..... 1,408 1,615,166
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)(d)
. USD 1,606 1,678,270
OCI NV, 5.25%, 11/01/24
(c)(d)
........... 4,434 4,560,812
Olin Corp., 5.50%, 08/15/22 ........... 255 264,244
Olympus Water US Holding Corp.
(b)
:
3.88%, 10/01/28 .................. EUR 797 923,390
5.38%, 10/01/29 .................. 858 982,733
SCIH Salt Holdings, Inc.
(c)
:
4.88%, 05/01/28 .................. USD 16,952 17,036,760
6.63%, 05/01/29 .................. 13,740 13,190,400
Scotts Miracle-Gro Co. (The)
(c)
:
4.00%, 04/01/31 .................. 18,299 18,264,598
4.38%, 02/01/32 .................. 1,779 1,793,454
SPCM SA, 3.13%, 03/15/27
(c)(d)
......... 6,314 6,321,577
Valvoline, Inc., 3.63%, 06/15/31
(c)
........ 83 81,962
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
. 62,964 64,853,550
429,907,950
Commercial Services & Supplies — 2.8%
ADT Security Corp. (The), 4.88%, 07/15/32
(c)
. 14,705 14,833,669
Allied Universal Holdco LLC:
6.63%, 07/15/26
(c)
................. 83,780 88,578,918
9.75%, 07/15/27
(c)
................. 34,429 37,457,891
3.63%, 06/01/28 .................. EUR 1,820 2,068,732
4.63%, 06/01/28
(c)
................. USD 84,641 84,453,583
4.88%, 06/01/28 .................. GBP 827 1,096,415
6.00%, 06/01/29
(c)
................. USD 35,597 35,126,764
APX Group, Inc.
(c)
:
6.75%, 02/15/27 .................. 12,991 13,800,989
5.75%, 07/15/29 .................. 17,899 17,667,208
Aramark Services, Inc.
(c)
:
5.00%, 04/01/25 .................. 1,951 1,996,751
6.38%, 05/01/25 .................. 15,573 16,371,116
5.00%, 02/01/28 .................. 1,894 1,946,085
Brink's Co. (The), 5.50%, 07/15/25
(c)
...... 1,038 1,084,710
Clean Harbors, Inc.
(c)
:
4.88%, 07/15/27 .................. 4,516 4,685,350
5.13%, 07/15/29 .................. 6,714 7,351,830
Covanta Holding Corp., 5.00%, 09/01/30 ... 10,099 10,199,990
Garda World Security Corp.
(c)(d)
:
4.63%, 02/15/27 .................. 15,205 15,205,000
9.50%, 11/01/27 .................. 10,407 11,264,016

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(c)(d)
:
4.25%, 06/01/25 .................. USD 5,193 $ 5,355,281
3.75%, 08/01/25 .................. 11,709 12,045,634
5.13%, 12/15/26 .................. 28,866 30,312,475
4.00%, 08/01/28 .................. 24,292 24,109,810
3.50%, 09/01/28 .................. 9,176 9,233,350
4.75%, 06/15/29 .................. 22,541 23,160,878
4.38%, 08/15/29 .................. 9,063 9,153,630
IAA, Inc., 5.50%, 06/15/27
(c)
........... 11,777 12,306,965
Intrum AB
(b)
:
3.13%, 07/15/24 .................. EUR 2,000 2,328,399
4.88%, 08/15/25 .................. 1,046 1,268,533
3.50%, 07/15/26 .................. 1,654 1,956,624
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
..................... USD 8,312 8,519,800
Madison IAQ LLC
(c)
:
4.13%, 06/30/28 .................. 2,478 2,478,000
5.88%, 06/30/29 .................. 29,359 29,579,193
Nielsen Finance LLC
(c)
:
5.63%, 10/01/28 .................. 14,259 14,793,713
5.88%, 10/01/30 .................. 15,474 16,292,110
4.75%, 07/15/31 .................. 4,873 4,740,259
Paprec Holding SA, 3.50%, 07/01/28 ...... EUR 1,240 1,454,153
Prime Security Services Borrower LLC
(c)
:
5.75%, 04/15/26 .................. USD 4,437 4,799,771
3.38%, 08/31/27 .................. 1,513 1,451,542
6.25%, 01/15/28 .................. 17,590 18,184,190
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(c)(d)
.................... 4,373 4,478,936
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ 11,322 11,391,177
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. EUR 2,462 2,935,609
Verde Bidco SpA, 4.63%, 10/01/26
(b)
...... 528 622,664
Verisure Holding AB
(b)
:
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 791 933,435
3.88%, 07/15/26 .................. 1,425 1,691,915
3.25%, 02/15/27 .................. 4,381 5,096,654
Verisure Midholding AB, 5.25%, 02/15/29
(b)
.. 2,529 3,005,282
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(c)
..................... USD 6,939 7,245,877
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... 29,283 29,575,830
665,690,706
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(c)
.......... 29,026 30,519,968
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
..................... 14,047 14,222,587
CommScope, Inc.
(c)
:
6.00%, 03/01/26 .................. 2,553 2,650,857
8.25%, 03/01/27 .................. 2,988 3,127,614
7.13%, 07/01/28 .................. 25,373 25,892,385
4.75%, 09/01/29 .................. 33,686 33,643,893
Nokia OYJ, 6.63%, 05/15/39
(d)
.......... 7,393 10,091,445
ViaSat, Inc.
(c)
:
5.63%, 04/15/27 .................. 20,844 21,729,870
6.50%, 07/15/28 .................. 30,003 31,599,760
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
.... 19,675 19,718,285
193,196,664
Construction & Engineering — 0.3%
Arcosa, Inc., 4.38%, 04/15/29
(c)
......... 24,997 25,309,463
Brand Industrial Services, Inc., 8.50%,
07/15/25
(c)
..................... 14,967 15,023,126
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
... 7,681 7,713,452
Heathrow Finance plc, 4.62%, 09/01/29
(b)(m)
.. GBP 2,042 2,795,523
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
MasTec, Inc., 4.50%, 08/15/28
(c)
......... USD 13,119 $ 13,692,956
64,534,520
Consumer Finance — 1.3%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
............... 48,915 49,837,048
Encore Capital Group, Inc.:
4.88%, 10/15/25
(b)
................. EUR 1,332 1,616,560
5.38%, 02/15/26 .................. GBP 1,000 1,412,924
4.25%, 06/01/28 .................. 2,373 3,191,625
Ford Motor Credit Co. LLC:
3.81%, 01/09/24 .................. USD 1,844 1,903,930
5.58%, 03/18/24 .................. 3,500 3,761,940
3.66%, 09/08/24 .................. 6,120 6,318,900
4.06%, 11/01/24 .................. 10,022 10,538,033
4.69%, 06/09/25 .................. 5,702 6,101,140
5.13%, 06/16/25 .................. 10,736 11,661,980
4.13%, 08/04/25 .................. 10,779 11,398,792
3.38%, 11/13/25 .................. 6,710 6,894,525
4.39%, 01/08/26 .................. 16,342 17,424,657
2.70%, 08/10/26 .................. 19,658 19,697,316
4.27%, 01/09/27 .................. 846 900,296
4.13%, 08/17/27 .................. 7,728 8,195,543
3.82%, 11/02/27 .................. 2,510 2,604,125
2.90%, 02/16/28 .................. 16,777 16,756,029
5.11%, 05/03/29 .................. 7,180 8,023,650
4.00%, 11/13/30 .................. 16,480 17,139,200
3.63%, 06/17/31 .................. 2,286 2,300,288
Global Aircraft Leasing Co. Ltd.
(c)(d)(j)
:
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 ..................... 8,500 8,323,792
Series 2021, 7.25%, (7.25% Cash or 7.25%
PIK), 09/15/24 ................. 12,040 11,158,672
Navient Corp.:
7.25%, 09/25/23 .................. 3,544 3,864,803
6.13%, 03/25/24 .................. 3,829 4,099,902
5.88%, 10/25/24 .................. 1,709 1,824,357
6.75%, 06/25/25 .................. 1,258 1,374,365
5.00%, 03/15/27 .................. 227 233,810
OneMain Finance Corp.:
6.88%, 03/15/25 .................. 11,432 12,846,710
7.13%, 03/15/26 .................. 13,690 15,863,288
3.50%, 01/15/27 .................. 18,425 18,433,291
6.63%, 01/15/28 .................. 14,896 17,130,400
5.38%, 11/15/29 .................. 1,625 1,761,256
4.00%, 09/15/30 .................. 7,320 7,283,400
311,876,547
Containers & Packaging — 1.7%
ARD Finance SA, 6.50%, 06/30/27
(c)(d)
..... 59,184 62,873,827
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28
(b)
................. EUR 1,166 1,360,766
3.00%, 09/01/29
(b)
................. 2,080 2,412,635
4.00%, 09/01/29
(c)
................. USD 59,253 59,919,596
Ardagh Packaging Finance plc
(c)
:
4.13%, 08/15/26 .................. 17,692 18,364,296
4.75%, 07/15/27 .................. GBP 4,000 5,510,866
5.25%, 08/15/27 .................. USD 38,359 39,049,654
Ball Corp., 3.13%, 09/15/31 ........... 27,865 27,518,858
CANPACK SA, 3.13%, 11/01/25
(c)(d)
....... 8,284 8,426,381
Crown Americas LLC:
4.75%, 02/01/26 .................. 69 71,111
4.25%, 09/30/26 .................. 8,441 9,047,824
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,896 2,341,560

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graphic Packaging International LLC:
4.88%, 11/15/22 .................. USD 223 $ 229,690
4.75%, 07/15/27
(c)
................. 1,424 1,541,480
3.50%, 03/15/28
(c)
................. 519 526,785
3.50%, 03/01/29
(c)
................. 1,974 1,964,130
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(c)(d)
.................... 9,636 9,796,054
Kleopatra Finco SARL, 4.25%, 03/01/26
(b)
... EUR 1,122 1,271,362
LABL, Inc., 10.50%, 07/15/27
(c)
......... USD 7,716 8,313,990
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
................ 14,665 14,793,319
OI European Group BV, 2.88%, 02/15/25
(b)
.. EUR 2,084 2,446,098
Sealed Air Corp.
(c)
:
5.25%, 04/01/23 .................. USD 534 558,030
4.00%, 12/01/27 .................. 5,815 6,192,393
6.88%, 07/15/33 .................. 158 206,408
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 184 189,060
Titan Holdings II BV, 5.13%, 07/15/29
(b)
.... EUR 854 1,004,014
Trivium Packaging Finance BV
(m)
:
3.75%, 08/15/26
(b)
................. 753 892,299
5.50%, 08/15/26
(c)(d)
................ USD 27,457 28,755,991
8.50%, 08/15/27
(c)(d)
................ 75,099 80,637,551
396,216,028
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 .................. 3,395 3,467,144
3.88%, 11/15/29 .................. 3,240 3,230,928
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 8,157 8,116,215
Wolverine Escrow LLC, 9.00%, 11/15/26 .... 1,120 1,034,600
15,848,887
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
... 2,623 2,739,199
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
... 13,728 13,350,480
Rekeep SpA, 7.25%, 02/01/26
(b)
......... EUR 3,002 3,748,671
Service Corp. International:
5.13%, 06/01/29 .................. USD 1,427 1,551,363
3.38%, 08/15/30 .................. 11,094 11,071,534
4.00%, 05/15/31 .................. 33,449 34,577,904
Sotheby's
(c)
:
7.38%, 10/15/27 .................. 36,781 38,895,908
5.88%, 06/01/29 .................. 15,671 16,121,541
122,056,600
Diversified Financial Services — 0.9%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 1,421 1,914,655
doValue SpA, 3.38%, 07/31/26 .......... EUR 1,724 2,026,950
Garfunkelux Holdco 3 SA
(b)
:
6.75%, 11/01/25 .................. 2,757 3,333,762
7.75%, 11/01/25 .................. GBP 1,954 2,750,191
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
... USD 21,680 21,978,100
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(c)
..................... 21,756 21,696,171
ProGroup AG, 3.00%, 03/31/26
(b)
........ EUR 1,100 1,288,520
Sabre GLBL, Inc.
(c)
:
9.25%, 04/15/25 .................. USD 20,366 23,538,819
7.38%, 09/01/25 .................. 12,679 13,513,278
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
.... 19,882 20,751,838
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
.. 101,762 107,231,708
220,023,992
Diversified Telecommunication Services — 6.0%
Altice France Holding SA:
8.00%, 05/15/27
(c)
................. EUR 1,000 1,232,485
8.00%, 05/15/27
(b)
................. 954 1,175,790
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
10.50%, 05/15/27
(c)(d)
............... USD 114,872 $ 125,624,019
6.00%, 02/15/28
(c)(d)
................ 37,846 36,350,137
Altice France SA:
2.50%, 01/15/25 .................. EUR 1,477 1,679,231
7.38%, 05/01/26
(c)(d)
................ USD 7,275 7,548,540
5.88%, 02/01/27 .................. EUR 4,100 4,964,660
8.13%, 02/01/27
(c)(d)
................ USD 48,282 51,951,432
5.50%, 01/15/28
(c)(d)
................ 13,655 13,883,380
4.13%, 01/15/29
(b)
................. EUR 3,123 3,576,830
5.13%, 01/15/29
(c)(d)
................ USD 10,979 10,759,420
5.13%, 07/15/29
(c)(d)
................ 73,635 72,197,277
4.25%, 10/15/29
(b)
................. EUR 1,685 1,927,422
5.50%, 10/15/29
(c)(d)
................ USD 32,070 31,745,532
CCO Holdings LLC:
5.13%, 05/01/27
(c)
................. 24,439 25,448,575
5.00%, 02/01/28
(c)
................. 18,403 19,210,891
5.38%, 06/01/29
(c)
................. 12,358 13,346,640
4.75%, 03/01/30
(c)
................. 15,962 16,687,872
4.50%, 08/15/30
(c)
................. 30,143 31,099,136
4.25%, 02/01/31
(c)
................. 39,393 40,076,469
4.50%, 05/01/32 .................. 20,782 21,405,460
4.50%, 06/01/33
(c)
................. 12,536 12,758,138
4.25%, 01/15/34
(c)
................. 59,242 58,686,606
Cellnex Telecom SA, 0.75%, 11/20/31
(b)(i)
.... EUR 12,200 13,885,572
Cincinnati Bell, Inc.
(c)
:
7.00%, 07/15/24 .................. USD 34,421 35,031,284
8.00%, 10/15/25 .................. 6,103 6,360,547
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
..................... 25,679 27,893,814
Frontier Communications Corp.
(c)
:
5.88%, 10/15/27 .................. 30,457 32,360,562
5.00%, 05/01/28 .................. 27,413 28,783,650
6.75%, 05/01/29 .................. 32,962 34,733,708
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(c)(d)(m)
.................. 4,260 4,371,825
Level 3 Financing, Inc.
(c)
:
4.63%, 09/15/27 .................. 9,420 9,691,296
4.25%, 07/01/28 .................. 9,443 9,515,994
3.75%, 07/15/29 .................. 10,355 10,007,901
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 1,468 1,709,147
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... USD 8,467 9,281,949
Series Y, 7.50%, 04/01/24 ........... 10,062 11,143,665
5.13%, 12/15/26
(c)
................. 34,084 35,362,150
4.00%, 02/15/27
(c)
................. 15,717 16,059,631
4.50%, 01/15/29
(c)
................. 17,035 16,506,574
5.38%, 06/15/29
(c)
................. 32,184 32,839,266
Series P, 7.60%, 09/15/39 ........... 5,997 6,716,640
Series U, 7.65%, 03/15/42 ........... 25,179 28,200,480
Sable International Finance Ltd., 5.75%,
09/07/27
(c)(d)
.................... 5,600 5,880,000
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 64,556 82,631,680
8.75%, 03/15/32 .................. 71,136 106,267,225
Switch Ltd.
(c)
:
3.75%, 09/15/28 .................. 20,283 20,587,245
4.13%, 06/15/29 .................. 28,366 29,110,607
Telecom Italia Capital SA
(d)
:
6.38%, 11/15/33 .................. 12,703 14,782,481
6.00%, 09/30/34 .................. 11,437 12,838,033
7.20%, 07/18/36 .................. 11,490 14,075,250
7.72%, 06/04/38 .................. 8,383 10,730,240
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 3,262 5,510,990
Telecom Italia SpA:
4.00%, 04/11/24
(b)
................. 2,664 3,295,410

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.30%, 05/30/24
(c)(d)
................ USD 8,657 $ 9,326,619
2.75%, 04/15/25
(b)
................. EUR 2,313 2,810,012
3.00%, 09/30/25
(b)
................. 1,000 1,229,489
3.63%, 05/25/26
(b)
................. 1,900 2,427,831
1.63%, 01/18/29
(b)
................. 3,643 4,130,197
Telesat Canada, 4.88%, 06/01/27
(c)(d)
...... USD 8,641 7,949,720
Virgin Media Finance plc, 3.75%, 07/15/30
(b)
. EUR 1,533 1,797,947
Virgin Media Secured Finance plc:
5.25%, 05/15/29 .................. GBP 300 426,957
5.50%, 05/15/29
(c)(d)
................ USD 800 843,200
4.50%, 08/15/30
(c)(d)
................ 8,466 8,603,573
Zayo Group Holdings, Inc.
(c)
:
4.00%, 03/01/27 .................. 42,605 42,401,774
6.13%, 03/01/28 .................. 73,764 74,780,468
1,436,228,545
Electric Utilities — 1.0%
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(m)
.......... 5,811 6,375,707
2.65%, 03/01/30 .................. 11,260 11,203,700
Series B, 2.25%, 09/01/30 ........... 1,684 1,625,060
Series C, 7.38%, 11/15/31 ........... 6,492 8,868,461
Series C, 5.35%, 07/15/47
(m)
.......... 26,172 31,913,453
Series C, 3.40%, 03/01/50 ........... 38,776 37,277,695
FirstEnergy Transmission LLC
(c)
:
5.45%, 07/15/44 .................. 24,848 31,669,909
4.55%, 04/01/49 .................. 14,576 17,059,632
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
..................... 106 111,830
NRG Energy, Inc.:
5.75%, 01/15/28 .................. 35 37,231
3.63%, 02/15/31
(c)
................. 21,150 20,774,588
3.88%, 02/15/32
(c)
................. 23,640 23,374,050
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 23,744 24,753,120
PG&E Corp., 5.25%, 07/01/30 .......... 11,221 11,487,499
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
14,685 14,775,019
241,306,954
Electrical Equipment — 0.2%
Atkore, Inc., 4.25%, 06/01/31
(c)
.......... 11,808 12,162,240
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(b)
..................... EUR 1,449 1,665,458
Sensata Technologies BV
(c)
:
5.63%, 11/01/24 .................. USD 3,212 3,555,009
5.00%, 10/01/25 .................. 7,564 8,329,855
4.00%, 04/15/29 .................. 16,929 17,232,876
42,945,438
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 3,020 3,570,595
3.88%, 03/15/28
(b)
................. 900 1,083,381
3.38%, 07/15/31
(b)
................. 872 1,047,927
CDW LLC:
4.13%, 05/01/25 .................. USD 5,227 5,416,479
3.25%, 02/15/29 .................. 12,801 13,121,025
Sensata Technologies, Inc.
(c)
:
4.38%, 02/15/30 .................. 22,606 24,323,152
3.75%, 02/15/31 .................. 12,268 12,351,913
60,914,472
Energy Equipment & Services — 0.6%
Archrock Partners LP
(c)
:
6.88%, 04/01/27 .................. 2,004 2,104,200
6.25%, 04/01/28 .................. 45,627 47,188,584
CGG SA, 7.75%, 04/01/27
(b)
........... EUR 1,242 1,461,545
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
ChampionX Corp., 6.38%, 05/01/26 ....... USD 4,251 $ 4,421,040
Pioneer Energy Services Corp.
(c)(f)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(a)
.................... 16,996 18,582,911
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(i)(j)
.................... 12,701 14,583,251
Tervita Corp., 11.00%, 12/01/25
(c)(d)
....... 7,278 8,235,130
Transocean, Inc., 11.50%, 01/30/27
(c)
...... 6,899 7,105,970
USA Compression Partners LP:
6.88%, 04/01/26 .................. 15,036 15,655,510
6.88%, 09/01/27 .................. 18,104 19,164,895
Vallourec SA, 8.50%, 06/30/26 .......... EUR 1,696 2,010,949
140,513,985
Entertainment — 0.8%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
..................... USD 10,386 10,736,735
Live Nation Entertainment, Inc.
(c)
:
4.88%, 11/01/24 .................. 1,420 1,435,862
6.50%, 05/15/27 .................. 50,513 55,564,300
4.75%, 10/15/27 .................. 5,095 5,177,717
3.75%, 01/15/28 .................. 13,618 13,537,143
Netflix, Inc.:
4.88%, 04/15/28 .................. 6,679 7,697,548
5.88%, 11/15/28 .................. 22,279 27,300,687
6.38%, 05/15/29 .................. 7,184 9,087,760
5.38%, 11/15/29
(c)
................. 12,302 14,900,797
4.88%, 06/15/30
(c)
................. 1,327 1,562,542
Playtika Holding Corp., 4.25%, 03/15/29
(c)
... 26,684 26,769,122
WMG Acquisition Corp.:
3.88%, 07/15/30
(c)
................. 4,383 4,558,320
2.25%, 08/15/31
(b)
................. EUR 1,968 2,277,609
180,606,142
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Finance Trust, Inc., 4.50%, 09/30/28
(c)
USD 4,382 4,382,000
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... 11,937 11,817,630
CTR Partnership LP, 3.88%, 06/30/28
(c)
.... 11,037 11,450,888
Diversified Healthcare Trust, 9.75%, 06/15/25 10,907 11,929,531
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 9,103 9,038,793
GLP Capital LP, 4.00%, 01/15/31 ........ 4,544 4,901,158
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
.... 13,101 13,297,515
Iron Mountain UK plc, 3.88%, 11/15/25 ..... GBP 4,732 6,447,626
Iron Mountain, Inc.
(c)
:
5.25%, 03/15/28 .................. USD 5,371 5,612,695
5.25%, 07/15/30 .................. 14,170 15,037,629
5.63%, 07/15/32 .................. 13,768 14,766,180
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 19,390 21,086,625
4.63%, 06/15/25
(c)
................. 20,554 22,146,935
4.50%, 09/01/26 .................. 20,710 22,522,125
5.75%, 02/01/27 .................. 4,476 5,147,400
4.50%, 01/15/28 .................. 19,313 21,099,453
3.88%, 02/15/29
(c)
................. 16,973 18,076,245
MPT Operating Partnership LP:
4.63%, 08/01/29 .................. 24,072 25,829,256
3.50%, 03/15/31 .................. 69,188 70,571,760
RHP Hotel Properties LP:
4.75%, 10/15/27 .................. 30,176 31,231,255
4.50%, 02/15/29
(c)
................. 12,431 12,456,110
RLJ Lodging Trust LP
(c)
:
3.75%, 07/01/26 .................. 9,090 9,135,450
4.00%, 09/15/29 .................. 6,543 6,532,793
SBA Communications Corp., 3.88%, 02/15/27 44,916 46,544,205

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust:
4.35%, 10/01/24 .................. USD 2,862 $ 2,899,864
7.50%, 09/15/25 .................. 13,945 15,656,613
5.50%, 12/15/27 .................. 7,155 7,625,157
Uniti Group LP
(c)
:
7.88%, 02/15/25 .................. 7,927 8,375,668
4.75%, 04/15/28 .................. 18,594 18,989,123
6.50%, 02/15/29 .................. 27,363 28,147,360
6.00%, 01/15/30 .................. 9,000 8,921,250
VICI Properties LP
(c)
:
3.50%, 02/15/25 .................. 6,504 6,634,080
4.25%, 12/01/26 .................. 40,705 42,509,453
3.75%, 02/15/27 .................. 15,580 16,125,300
4.63%, 12/01/29 .................. 21,831 23,468,325
4.13%, 08/15/30 .................. 45,330 48,049,800
648,463,250
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 302 308,010
3.25%, 03/15/26
(c)
................. 20,210 20,513,150
4.63%, 01/15/27
(c)
................. 25,454 26,702,111
5.88%, 02/15/28
(c)
................. 19,068 20,307,420
4.88%, 02/15/30
(c)
................. 2,431 2,619,403
Casino Guichard Perrachon SA:
3.58%, 02/07/25
(b)(m)
............... EUR 1,900 2,127,136
4.05%, 08/05/26
(m)
................ 900 1,013,846
5.25%, 04/15/27 .................. 2,466 2,870,774
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
..................... 1,600 1,316,812
Iceland Bondco plc
(b)
:
4.63%, 03/15/25 .................. GBP 1,900 2,380,856
4.38%, 05/15/28 .................. 800 956,654
Ocado Group plc, 3.88%, 10/08/26
(d)
...... USD 1,848 2,489,995
Performance Food Group, Inc., 4.25%,
08/01/29
(c)
..................... 22,629 22,685,572
Picard Groupe SAS, 3.88%, 07/01/26
(b)
.... EUR 1,231 1,447,603
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 6,852 7,417,290
US Foods, Inc.
(c)
:
6.25%, 04/15/25 .................. 6,772 7,103,489
4.75%, 02/15/29 .................. 14,371 14,748,239
137,008,360
Food Products — 2.3%
Chobani LLC
(c)
:
7.50%, 04/15/25 .................. 42,407 44,124,484
4.63%, 11/15/28 .................. 15,917 16,434,302
JBS Investments II GmbH, 7.00%, 01/15/26
(c)
. 1,800 1,881,810
JBS USA LUX SA
(c)
:
6.75%, 02/15/28 .................. 6,468 6,996,759
6.50%, 04/15/29 .................. 27,917 31,197,247
3.75%, 12/01/31 .................. 24,688 25,688,605
Kraft Heinz Foods Co.:
4.25%, 03/01/31 .................. 47,156 53,310,853
5.00%, 07/15/35 .................. 6,073 7,468,365
6.88%, 01/26/39 .................. 8,509 12,562,122
4.63%, 10/01/39 .................. 6,926 8,072,123
6.50%, 02/09/40 .................. 8,755 12,432,063
5.00%, 06/04/42 .................. 3,696 4,532,552
5.20%, 07/15/45 .................. 11,149 13,964,615
4.38%, 06/01/46 .................. 30,448 34,644,340
4.88%, 10/01/49 .................. 77,488 94,310,252
5.50%, 06/01/50 .................. 78,117 103,065,273
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(c)
4,589 5,044,458
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
.... 34,497 35,079,137
Security
Par (000)
Par (000) Value
Food Products (continued)
Post Holdings, Inc.
(c)
:
5.75%, 03/01/27 .................. USD 280 $ 290,983
5.63%, 01/15/28 .................. 1,943 2,041,316
5.50%, 12/15/29 .................. 52 55,120
4.63%, 04/15/30 .................. 2,951 2,973,811
4.50%, 09/15/31 .................. 7,738 7,646,150
Premier Foods Finance plc, 3.50%, 10/15/26 . GBP 1,469 1,991,717
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... USD 18,974 19,116,305
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 1,065 1,324,205
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 4,486 4,390,314
550,639,281
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... 9,321 9,670,537
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc., 4.63%, 07/15/28
(c)
... 43,043 45,302,758
Hologic, Inc., 3.25%, 02/15/29
(c)
......... 5,281 5,283,508
Mozart Debt Merger Sub, Inc.
(c)
:
3.88%, 04/01/29 .................. 31,708 31,708,000
5.25%, 10/01/29 .................. 68,989 68,989,000
Ortho-Clinical Diagnostics, Inc.
(c)
:
7.38%, 06/01/25 .................. 22,252 23,475,860
7.25%, 02/01/28 .................. 51,057 54,637,367
Teleflex, Inc.:
4.63%, 11/15/27 .................. 1,930 2,012,025
4.25%, 06/01/28
(c)
................. 7,074 7,350,523
238,759,041
Health Care Providers & Services — 4.9%
Acadia Healthcare Co., Inc.
(c)
:
5.50%, 07/01/28 .................. 10,004 10,516,205
5.00%, 04/15/29 .................. 5,096 5,306,210
AdaptHealth LLC
(c)
:
6.13%, 08/01/28 .................. 7,719 8,201,437
4.63%, 08/01/29 .................. 5,561 5,556,829
5.13%, 03/01/30 .................. 6,743 6,746,372
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 18,297 18,479,970
Akumin Escrow, Inc., 7.50%, 08/01/28
(c)
.... 3,899 3,772,283
Akumin, Inc., 7.00%, 11/01/25
(c)
......... 8,648 8,388,560
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(k)
..................... GBP 700 928,070
CAB SELAS, 3.38%, 02/01/28
(b)
......... EUR 1,992 2,327,466
Cano Health LLC, 6.25%, 10/01/28
(c)
...... USD 5,999 6,058,990
Centene Corp.:
4.25%, 12/15/27 .................. 7,161 7,495,061
2.45%, 07/15/28 .................. 41,736 41,944,680
4.63%, 12/15/29 .................. 37,391 40,748,712
3.00%, 10/15/30 .................. 64,351 65,959,775
2.50%, 03/01/31 .................. 86,916 85,720,905
2.63%, 08/01/31 .................. 28,140 27,949,773
Chrome Bidco SASU, 3.50%, 05/31/28
(b)
.... EUR 1,658 1,961,356
Chrome Holdco SASU, 5.00%, 05/31/29
(b)
... 841 998,527
Community Health Systems, Inc.
(c)
:
6.63%, 02/15/25 .................. USD 50,093 52,409,801
8.00%, 03/15/26 .................. 65,492 69,452,629
5.63%, 03/15/27 .................. 47,034 49,250,713
6.00%, 01/15/29 .................. 39,333 41,692,980
6.88%, 04/15/29 .................. 4,832 4,843,355
6.13%, 04/01/30 .................. 21,072 20,476,189
DaVita, Inc., 4.63%, 06/01/30
(c)
......... 635 653,168
Encompass Health Corp.:
4.50%, 02/01/28 .................. 4,086 4,218,795
4.75%, 02/01/30 .................. 30,180 31,741,815
4.63%, 04/01/31 .................. 14,410 15,145,630

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HCA, Inc.:
5.38%, 02/01/25 .................. USD 10,572 $ 11,814,210
5.38%, 09/01/26 .................. 6,556 7,501,048
5.63%, 09/01/28 .................. 40,402 48,066,259
5.88%, 02/01/29 .................. 11,815 14,197,938
3.50%, 09/01/30 .................. 53,264 56,427,349
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 18,459 18,735,885
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(k)
GBP 1,800 2,419,931
Laboratoire Eimer Selas, 5.00%, 02/01/29 ... EUR 628 751,086
Legacy LifePoint Health LLC
(c)
:
6.75%, 04/15/25 .................. USD 11,850 12,452,572
4.38%, 02/15/27 .................. 2,392 2,386,020
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
.... 14,640 14,237,400
MEDNAX, Inc., 6.25%, 01/15/27
(c)
........ 8,127 8,543,509
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(c)
..................... 11,128 11,534,728
ModivCare, Inc., 5.88%, 11/15/25
(c)
....... 5,536 5,854,320
Molina Healthcare, Inc.
(c)
:
4.38%, 06/15/28 .................. 13,678 14,230,318
3.88%, 11/15/30 .................. 18,087 18,900,915
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
..................... 31,346 33,618,585
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
................ 4,909 5,185,131
RP Escrow Issuer LLC, 5.25%, 12/15/25
(c)
... 11,086 11,404,722
Surgery Center Holdings, Inc.
(c)
:
6.75%, 07/01/25 .................. 31,990 32,550,249
10.00%, 04/15/27 ................. 25,121 27,130,680
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 3,502 3,554,530
4.63%, 09/01/24
(c)
................. 11,186 11,437,685
7.50%, 04/01/25
(c)
................. 13,948 14,802,315
4.88%, 01/01/26
(c)
................. 39,524 40,904,178
6.25%, 02/01/27
(c)
................. 4,248 4,407,300
5.13%, 11/01/27
(c)
................. 30,518 31,815,015
4.63%, 06/15/28
(c)
................. 923 956,376
6.13%, 10/01/28
(c)
................. 19,566 20,553,594
4.25%, 06/01/29
(c)
................. 21,367 21,687,505
US Acute Care Solutions LLC, 6.38%,
03/01/26
(c)
..................... 7,815 8,244,825
Vizient, Inc., 6.25%, 05/15/27
(c)
......... 13,273 13,870,285
1,169,122,719
Health Care Technology — 0.1%
IQVIA, Inc.
(c)
:
5.00%, 10/15/26 .................. 12,786 13,103,988
5.00%, 05/15/27 .................. 837 869,375
13,973,363
Hotels, Restaurants & Leisure — 5.1%
1011778 BC ULC
(c)(d)
:
5.75%, 04/15/25 .................. 5,262 5,524,311
3.88%, 01/15/28 .................. 15,440 15,592,084
4.38%, 01/15/28 .................. 27,003 27,413,715
Accor SA, 0.70%, 12/07/27 ............ EUR 2,453 1,472,310
Affinity Gaming, 6.88%, 12/15/27
(c)
....... USD 11,094 11,667,837
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
..................... EUR 1,140 1,330,093
Boyd Gaming Corp.:
8.63%, 06/01/25
(c)
................. USD 21,706 23,523,878
4.75%, 12/01/27 .................. 10,866 11,199,477
4.75%, 06/15/31
(c)
................. 23,687 24,427,219
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 16,493 17,029,023
Burger King France SAS, 6.00%, 05/01/24 .. EUR 1,886 2,221,328
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(c)
:
6.25%, 07/01/25 .................. USD 77,518 $ 81,607,656
8.13%, 07/01/27 .................. 54,516 61,288,250
4.63%, 10/15/29 .................. 26,138 26,464,725
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
..................... 14,094 14,858,247
Carnival Corp.:
11.50%, 04/01/23
(c)
................ 3,620 4,040,825
10.13%, 02/01/26 ................. EUR 1,776 2,361,708
10.50%, 02/01/26
(c)
................ USD 32,516 37,725,063
7.63%, 03/01/26
(b)
................. EUR 1,757 2,193,968
5.75%, 03/01/27
(c)
................. USD 48,770 50,415,988
9.88%, 08/01/27
(c)
................. 14,311 16,516,485
4.00%, 08/01/28
(c)
................. 62,496 63,120,960
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(c)
..................... 4,097 3,856,301
CCM Merger, Inc., 6.38%, 05/01/26
(c)
...... 13,107 13,795,117
Cedar Fair LP:
5.50%, 05/01/25
(c)
................. 36,549 37,965,274
6.50%, 10/01/28 .................. 3,917 4,202,392
Churchill Downs, Inc.
(c)
:
5.50%, 04/01/27 .................. 23,538 24,420,675
4.75%, 01/15/28 .................. 10,522 11,008,643
Cirsa Finance International SARL
(b)
:
4.75%, 05/22/25 .................. EUR 2,920 3,390,838
4.50%, 03/15/27 .................. 502 575,165
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(b)(m)
............... 1,962 2,420,407
10.75%, 09/30/23 ................. 362 451,812
4.50%, 11/01/23
(a)(c)(d)
............... USD 1,346 854,263
4.50%, (4.50% Cash or 10.75% PIK),
11/01/23
(a)(j)
.................... EUR 1,602 1,186,291
CPUK Finance Ltd.:
4.88%, 08/28/25 .................. GBP 1,750 2,375,635
4.50%, 08/28/27
(b)
................. 1,165 1,595,571
Everi Holdings, Inc., 5.00%, 07/15/29
(c)
..... USD 3,422 3,506,455
Full House Resorts, Inc., 8.25%, 02/15/28
(c)
.. 5,045 5,423,375
Gamma Bidco SpA:
5.13%, 07/15/25 .................. EUR 400 472,718
6.25%, 07/15/25
(b)
................. 2,472 2,982,131
Genting New York LLC, 3.30%, 02/15/26
(c)
... USD 6,668 6,611,765
Golden Nugget, Inc., 6.75%, 10/15/24
(c)
.... 32,589 32,631,366
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(c)
................. 5,562 5,812,290
5.75%, 05/01/28
(c)
................. 11,868 12,781,836
4.88%, 01/15/30 .................. 27,511 29,512,700
4.00%, 05/01/31
(c)
................. 15,135 15,362,025
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 4,937 5,103,722
International Game Technology plc, 3.50%,
06/15/26
(b)
..................... EUR 2,500 2,970,299
IRB Holding Corp., 7.00%, 06/15/25
(c)
..... USD 8,718 9,256,119
Life Time, Inc.
(c)
:
5.75%, 01/15/26 .................. 14,315 14,816,025
8.00%, 04/15/26 .................. 12,353 13,094,180
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
7,598 7,343,201
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)(d)
7,701 7,951,283
MGM Resorts International:
7.75%, 03/15/22 .................. 13,111 13,471,552
6.00%, 03/15/23 .................. 6,120 6,471,533
5.75%, 06/15/25 .................. 744 810,960
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 17,807 18,140,881
NCL Corp. Ltd.
(c)
:
10.25%, 02/01/26 ................. 9,259 10,624,702

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.88%, 03/15/26 .................. USD 16,622 $ 17,037,550
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 15,334 15,909,025
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
..................... 17,489 18,778,814
Penn National Gaming, Inc., 4.13%, 07/01/29
(c)
6,033 5,963,017
Powdr Corp., 6.00%, 08/01/25
(c)
......... 20,872 21,915,600
Premier Entertainment Sub LLC
(c)
:
5.63%, 09/01/29 .................. 7,762 7,839,620
5.88%, 09/01/31 .................. 7,762 7,841,925
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)(d)
. 11,858 12,109,983
Royal Caribbean Cruises Ltd.
(c)
:
10.88%, 06/01/23 ................. 7,560 8,467,200
9.13%, 06/15/23 .................. 4,493 4,883,017
11.50%, 06/01/25 ................. 7,435 8,483,335
5.50%, 08/31/26 .................. 5,242 5,388,461
5.50%, 04/01/28 .................. 27,797 28,431,022
Scientific Games International, Inc.:
8.63%, 07/01/25
(c)
................. 11,100 12,020,571
5.00%, 10/15/25
(c)
................. 7,742 7,964,582
3.38%, 02/15/26
(b)
................. EUR 8,200 9,570,658
8.25%, 03/15/26
(c)
................. USD 18,155 19,266,994
7.00%, 05/15/28
(c)
................. 7,540 8,133,775
7.25%, 11/15/29
(c)
................. 4,781 5,372,111
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 688 796,366
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
USD 36,514 38,887,410
Station Casinos LLC, 4.50%, 02/15/28
(c)
.... 10,413 10,578,046
Stonegate Pub Co. Financing plc
(b)
:
8.00%, 07/13/25 .................. GBP 1,764 2,462,379
8.25%, 07/31/25 .................. 2,796 3,959,464
Travel + Leisure Co., 6.63%, 07/31/26
(c)
.... USD 8,798 10,018,898
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
...... 11,406 12,061,845
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 13,022 13,022,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 10,404 10,861,048
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
... 7,671 7,747,557
Wynn Resorts Finance LLC
(c)
:
7.75%, 04/15/25 .................. 7,193 7,588,759
5.13%, 10/01/29 .................. 38,610 38,899,575
Yum! Brands, Inc.:
7.75%, 04/01/25
(c)
................. 4,681 5,005,042
4.75%, 01/15/30
(c)
................. 1,570 1,701,598
5.35%, 11/01/43 .................. 718 789,800
1,225,001,699
Household Durables — 1.0%
Ashton Woods USA LLC
(c)
:
6.63%, 01/15/28 .................. 3,575 3,798,437
4.63%, 08/01/29 .................. 6,659 6,723,792
4.63%, 04/01/30 .................. 6,780 6,818,138
Brookfield Residential Properties, Inc.
(c)(d)
:
5.00%, 06/15/29 .................. 15,280 15,624,564
4.88%, 02/15/30 .................. 22,091 22,532,820
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
15,282 16,167,974
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
..................... 6,390 6,693,525
K. Hovnanian Enterprises, Inc.
(c)
:
10.00%, 11/15/25 ................. 4,335 4,616,775
7.75%, 02/15/26 .................. 19,092 20,046,600
KB Home, 4.00%, 06/15/31 ............ 6,644 6,818,405
Mattamy Group Corp.
(c)(d)
:
5.25%, 12/15/27 .................. 7,685 8,030,825
4.63%, 03/01/30 .................. 8,540 8,726,642
Meritage Homes Corp., 5.13%, 06/06/27 .... 2,751 3,063,926
New Home Co., Inc. (The), 7.25%, 10/15/25
(c)
5,333 5,611,756
Security
Par (000)
Par (000) Value
Household Durables (continued)
Newell Brands, Inc.:
4.88%, 06/01/25 .................. USD 3,845 $ 4,243,727
6.00%, 04/01/46
(m)
................ 7,468 9,652,390
Nobel Bidco BV, 3.13%, 06/15/28
(b)
....... EUR 1,357 1,560,092
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
USD 8,960 9,474,214
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
. 15,186 14,795,720
Taylor Morrison Communities, Inc.
(c)
:
5.88%, 06/15/27 .................. 7,720 8,800,800
5.13%, 08/01/30 .................. 4,190 4,509,571
Tempur Sealy International, Inc.
(c)
:
4.00%, 04/15/29 .................. 19,119 19,692,570
3.88%, 10/15/31 .................. 18,453 18,476,066
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 639 699,705
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 .................. 4,958 5,354,640
5.70%, 06/15/28 .................. 3,737 4,063,988
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
..................... 13,640 14,208,924
250,806,586
Household Products — 0.2%
Central Garden & Pet Co.:
4.13%, 10/15/30 .................. 12,377 12,655,482
4.13%, 04/30/31
(c)
................. 11,979 12,164,986
Energizer Holdings, Inc.
(c)
:
4.75%, 06/15/28 .................. 6,161 6,267,247
4.38%, 03/31/29 .................. 1,324 1,313,997
Spectrum Brands, Inc.:
5.75%, 07/15/25 .................. 61 62,525
5.00%, 10/01/29
(c)
................. 6,057 6,511,275
5.50%, 07/15/30
(c)
................. 6,692 7,411,390
3.88%, 03/15/31
(c)
................. 6,078 6,141,238
52,528,140
Independent Power and Renewable Electricity Producers
— 0.5%
(c)
Calpine Corp.:
5.25%, 06/01/26 .................. 2,429 2,498,785
4.50%, 02/15/28 .................. 10,120 10,322,400
5.13%, 03/15/28 .................. 54,635 55,330,728
4.63%, 02/01/29 .................. 4,525 4,457,125
5.00%, 02/01/31 .................. 13,820 13,820,000
3.75%, 03/01/31 .................. 55 52,937
Clearway Energy Operating LLC:
4.75%, 03/15/28 .................. 6,026 6,379,124
3.75%, 01/15/32 .................. 17,025 17,003,719
109,864,818
Insurance — 1.8%
Acrisure LLC, 6.00%, 08/01/29
(c)
......... 15,402 15,206,549
Alliant Holdings Intermediate LLC
(c)
:
4.25%, 10/15/27 .................. 77,669 78,445,690
6.75%, 10/15/27 .................. 102,333 105,914,655
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
.... 17,836 18,086,596
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(c)(d)(j)
......... 6,760 7,198,502
AssuredPartners, Inc., 5.63%, 01/15/29
(c)
... 14,985 15,077,907
BroadStreet Partners, Inc., 5.88%, 04/15/29
(c)
12,646 12,598,577
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
...... GBP 1,884 2,653,084
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
.. USD 15,058 15,886,190
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(c)(d)
.................... 6,208 6,591,655
HUB International Ltd., 7.00%, 05/01/26
(c)
... 43,202 44,660,067
NFP Corp.
(c)
:
4.88%, 08/15/28 .................. 30,171 30,683,907
6.88%, 08/15/28 .................. 66,253 67,647,626

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(b)
.................... EUR 2,100 $ 2,803,497
Unipol Gruppo SpA, 3.25%, 09/23/30
(b)
..... 2,025 2,725,768
426,180,270
Interactive Media & Services — 0.1%
(c)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ...................... USD 11,720 11,514,900
Twitter, Inc., 3.88%, 12/15/27 ........... 19,774 21,108,745
32,623,645
Internet & Direct Marketing Retail — 0.3%
ANGI Group LLC, 3.88%, 08/15/28
(c)
...... 13,407 13,339,965
Go Daddy Operating Co. LLC
(c)
:
5.25%, 12/01/27 .................. 7,055 7,354,838
3.50%, 03/01/29 .................. 8,144 8,072,740
HSE Finance SARL, 5.63%, 10/15/26 ..... EUR 1,080 1,299,220
Match Group Holdings II LLC
(c)
:
4.63%, 06/01/28 .................. USD 8,267 8,642,942
4.13%, 08/01/30 .................. 8,305 8,647,581
3.63%, 10/01/31 .................. 7,276 7,189,634
MercadoLibre, Inc., 2.38%, 01/14/26
(d)
..... 115 113,131
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(k)
............... EUR 2,225 2,599,442
Very Group Funding plc (The), 6.50%, 08/01/26 GBP 2,608 3,561,845
60,821,338
IT Services — 1.5%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
.. USD 26,543 26,410,285
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
.. 8,002 8,062,015
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
..... 7,796 7,904,248
Austin BidCo, Inc., 7.13%, 12/15/28
(c)
...... 5,164 5,202,730
Banff Merger Sub, Inc., 8.38%, 09/01/26
(b)
... EUR 1,147 1,378,982
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
USD 19,556 19,653,780
Booz Allen Hamilton, Inc.
(c)
:
3.88%, 09/01/28 .................. 17,995 18,447,034
4.00%, 07/01/29 .................. 26,893 27,565,325
Cablevision Lightpath LLC
(c)
:
3.88%, 09/15/27 .................. 9,893 9,708,495
5.63%, 09/15/28 .................. 12,238 12,282,363
Centurion Bidco SpA, 5.88%, 09/30/26
(b)
.... EUR 2,168 2,628,912
Endure Digital, Inc., 6.00%, 02/15/29
(c)
..... USD 11,706 11,120,700
Gartner, Inc.
(c)
:
4.50%, 07/01/28 .................. 14,426 15,147,300
3.63%, 06/15/29 .................. 15,299 15,415,272
3.75%, 10/01/30 .................. 20,884 21,493,813
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)(d)
.................... 12,139 12,377,247
MoneyGram International, Inc., 5.38%,
08/01/26
(c)
..................... 7,090 7,196,350
Nexi SpA, 0.00%, 02/24/28
(n)
........... EUR 1,500 1,676,800
Northwest Fiber LLC
(c)
:
4.75%, 04/30/27 .................. USD 15,132 15,220,901
6.00%, 02/15/28 .................. 16,836 16,746,432
10.75%, 06/01/28 ................. 6,083 6,843,375
Square, Inc., 3.50%, 06/01/31
(c)
......... 44,582 45,729,095
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
.. 20,268 21,281,400
Twilio, Inc., 3.88%, 03/15/31 ........... 23,854 24,421,964
Unisys Corp., 6.88%, 11/01/27
(c)
......... 1,893 2,068,103
United Group BV:
4.88%, 07/01/24 .................. EUR 1,696 1,987,036
4.00%, 11/15/27
(b)
................. 4,099 4,688,460
4.63%, 08/15/28
(b)
................. 1,731 2,010,618
364,669,035
Security
Par (000)
Par (000) Value
Leisure Products — 0.2%
Mattel, Inc.:
5.88%, 12/15/27
(c)
................. USD 4,302 $ 4,662,293
3.75%, 04/01/29
(c)
................. 7,999 8,338,957
6.20%, 10/01/40 .................. 5,698 7,321,930
5.45%, 11/01/41 .................. 17,534 20,777,790
41,100,970
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 .................. 8,238 8,549,808
3.75%, 03/15/29 .................. 1,064 1,086,610
4.00%, 03/15/31 .................. 4,678 4,901,281
Indigo Merger Sub, Inc., 2.88%, 07/15/26 ... 21,821 22,039,210
Syneos Health, Inc., 3.63%, 01/15/29 ..... 26,838 26,762,854
63,339,763
Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
.. 12,691 13,243,312
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)(d)
.................... 7,709 7,905,811
Clark Equipment Co., 5.88%, 06/01/25
(c)(d)
... 4,858 5,068,412
Colfax Corp., 6.38%, 02/15/26
(c)
......... 2,160 2,271,672
EnPro Industries, Inc., 5.75%, 10/15/26 .... 6,448 6,730,100
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
... 10,037 10,300,471
Grinding Media, Inc., 7.38%, 12/15/23
(c)
.... 11,995 12,228,903
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(d)(j)
......... 18,299 19,442,688
IMA Industria Macchine Automatiche SpA:
3.75%, 01/15/28
(b)
................. EUR 1,807 2,108,837
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 1,460 1,704,585
Meritor, Inc., 4.50%, 12/15/28
(c)
......... USD 5,330 5,343,325
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
7,360 7,619,072
Novafives SAS, 5.00%, 06/15/25
(b)
....... EUR 1,000 1,083,057
RBS Global, Inc., 4.88%, 12/15/25
(c)
...... USD 20,588 21,089,935
Renk AG, 5.75%, 07/15/25
(b)
........... EUR 1,021 1,230,574
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... USD 8,160 8,364,000
Schenck Process Holding GmbH, 5.38%,
06/15/23
(b)
..................... EUR 1,923 2,244,213
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
. USD 7,007 7,558,801
Terex Corp., 5.00%, 05/15/29
(c)
......... 18,820 19,502,225
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)(d)
... 27,975 28,582,757
Titan International, Inc., 7.00%, 04/30/28
(c)
.. 4,434 4,672,328
TK Elevator Holdco GmbH:
6.63%, 07/15/28
(b)
................. EUR 1,800 2,213,860
7.63%, 07/15/28
(c)(d)
................ USD 13,673 14,613,019
TK Elevator Midco GmbH, 4.38%, 07/15/27
(b)
. EUR 3,669 4,435,966
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
(d)
.......................... USD 54,862 57,494,004
Wabash National Corp.
(c)
:
5.50%, 10/01/25 .................. 14,911 15,118,263
4.50%, 10/15/28 .................. 14,768 14,749,540
296,919,730
Marine — 0.1%
CMA CGM SA, 7.50%, 01/15/26
(b)
........ EUR 2,900 3,716,971
Danaos Corp., 8.50%, 03/01/28
(c)(d)
....... USD 3,114 3,440,970
Seaspan Corp., 5.50%, 08/01/29
(c)(d)
...... 22,903 23,379,841
30,537,782
Media — 5.7%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(c)
..................... 8,460 8,817,350
Altice Financing SA:
2.25%, 01/15/25
(b)
................. EUR 2,251 2,510,710
3.00%, 01/15/28 .................. 1,749 1,907,031
5.00%, 01/15/28
(c)(d)
................ USD 12,472 12,025,814

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Series SEPT, 4.25%, 08/15/29
(b)
....... EUR 1,932 $ 2,195,966
5.75%, 08/15/29
(c)(d)
................ USD 64,885 62,849,558
AMC Networks, Inc.:
4.75%, 08/01/25 .................. 6,612 6,777,300
4.25%, 02/15/29 .................. 4,970 4,945,150
Block Communications, Inc., 4.88%, 03/01/28
(c)
6,846 7,000,035
Cable One, Inc., 1.13%, 03/15/28
(c)(i)
...... 16,595 16,837,785
Century Communications Corp. Escrow, 0.00%,
03/15/13
(e)(f)(l)
................... 625 —
Clear Channel International BV, 6.63%,
08/01/25
(c)(d)
.................... 26,240 27,322,400
Clear Channel Outdoor Holdings, Inc.
(c)
:
7.75%, 04/15/28 .................. 37,988 39,982,370
7.50%, 06/01/29 .................. 55,714 57,942,560
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(c)
................ 77,390 80,083,946
CSC Holdings LLC:
5.25%, 06/01/24 .................. 10,856 11,628,730
6.50%, 02/01/29
(c)
................. 2,456 2,659,725
5.75%, 01/15/30
(c)
................. 17,017 17,301,609
4.13%, 12/01/30
(c)
................. 20,063 19,686,819
4.63%, 12/01/30
(c)
................. 57,262 54,282,945
3.38%, 02/15/31
(c)
................. 14,149 13,158,570
4.50%, 11/15/31
(c)
................. 22,467 22,186,163
5.00%, 11/15/31
(c)
................. 12,425 11,908,741
DIRECTV Holdings LLC, 5.88%, 08/15/27
(c)
.. 26,093 27,234,569
DISH DBS Corp.:
5.88%, 07/15/22 .................. 43,935 45,280,509
5.00%, 03/15/23 .................. 42,252 43,783,635
5.88%, 11/15/24 .................. 26,788 28,804,601
7.75%, 07/01/26 .................. 18,984 21,437,208
5.13%, 06/01/29 .................. 45,637 44,714,676
DISH Network Corp.
(i)
:
2.38%, 03/15/24 .................. 17,298 16,854,739
3.38%, 08/15/26 .................. 24,335 25,296,232
GCI LLC, 4.75%, 10/15/28
(c)
........... 6,216 6,525,569
iHeartCommunications, Inc., 8.38%, 05/01/27 2,668 2,851,781
LCPR Senior Secured Financing DAC
(c)
:
6.75%, 10/15/27 .................. 24,961 26,458,660
5.13%, 07/15/29 .................. 25,380 26,140,131
Liberty Broadband Corp.
(c)(i)
:
1.25%, 09/30/50 .................. 27,902 28,334,481
2.75%, 09/30/50 .................. 57,437 60,633,015
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(c)
6,744 6,978,354
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 8,651 9,001,452
News Corp., 3.88%, 05/15/29
(c)
......... 8,398 8,628,945
Outfront Media Capital LLC
(c)
:
5.00%, 08/15/27 .................. 4,276 4,385,679
4.25%, 01/15/29 .................. 6,794 6,733,873
PFD ADELPHIA, Series B, 10.50%, 12/31/49
(e)(f)
(l)
.......................... 800 —
Quebecor Media, Inc., 5.75%, 01/15/23
(d)
... 1,537 1,625,377
Radiate Holdco LLC
(c)
:
4.50%, 09/15/26 .................. 29,103 30,048,847
6.50%, 09/15/28 .................. 71,901 73,314,574
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
... 1,213 1,217,233
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
..................... 17,697 17,298,818
Sirius XM Radio, Inc.
(c)
:
3.13%, 09/01/26 .................. 32,759 33,209,436
5.00%, 08/01/27 .................. 7,637 7,980,665
4.00%, 07/15/28 .................. 34,888 35,476,735
4.13%, 07/01/30 .................. 1,115 1,120,171
3.88%, 09/01/31 .................. 44,027 43,008,876
Security
Par (000)
Par (000) Value
Media (continued)
Summer BC Bidco B LLC, 5.50%, 10/31/26
(c)
. USD 200 $ 204,980
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 1,352 1,701,026
Summer BC Holdco B SARL, 5.75%, 10/31/26 4,851 5,886,066
Summer BidCo BV
(j)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 1,480 1,749,586
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 1,165 1,379,881
TEGNA, Inc.:
5.50%, 09/15/24
(c)
................. USD 988 999,085
4.63%, 03/15/28 .................. 446 455,968
Tele Columbus AG, 3.88%, 05/02/25
(b)
..... EUR 700 812,872
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)(d)
............... USD 7,800 8,193,900
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(c)
.. 34,761 36,755,586
Univision Communications, Inc.
(c)
:
5.13%, 02/15/25 .................. 8,403 8,525,684
6.63%, 06/01/27 .................. 3,952 4,292,860
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)(d)
26,036 26,657,219
UPC Holding BV, 3.88%, 06/15/29
(b)
...... EUR 1,700 2,021,221
UPCB Finance VII Ltd., 3.63%, 06/15/29
(b)
... 4,635 5,509,887
Videotron Ltd., 3.63%, 06/15/29
(c)(d)
....... USD 24,445 24,781,119
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 1,427 1,957,907
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)(d)
............... USD 32,158 33,214,390
Ziggo Bond Co. BV
(c)(d)
:
6.00%, 01/15/27 .................. 3,625 3,747,561
5.13%, 02/28/30 .................. 8,336 8,548,360
Ziggo BV:
5.50%, 01/15/27
(c)(d)
................ 10,783 11,146,926
2.88%, 01/15/30
(b)
................. EUR 1,018 1,190,573
4.88%, 01/15/30
(c)(d)
................ USD 4,401 4,538,531
1,362,661,306
Metals & Mining — 1.9%
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(m)
................ 5,284 5,944,500
4.88%, 10/01/29 .................. 6,787 6,812,451
5.13%, 10/01/31 .................. 7,651 7,709,913
Arconic Corp.
(c)
:
6.00%, 05/15/25 .................. 6,518 6,845,334
6.13%, 02/15/28 .................. 13,934 14,770,319
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 60,958 65,910,838
Constellium SE
(c)
:
5.88%, 02/15/26 .................. 14,382 14,597,730
5.63%, 06/15/28 .................. 18,362 19,291,025
3.75%, 04/15/29 .................. 27,213 26,503,285
Freeport-McMoRan, Inc.:
4.55%, 11/14/24 .................. 3,140 3,395,125
4.38%, 08/01/28 .................. 11,605 12,141,731
5.40%, 11/14/34 .................. 2,108 2,532,235
5.45%, 03/15/43 .................. 66,106 81,393,013
Glencore Funding LLC, 0.00%, 03/27/25
(d)(n)
.. 2,000 1,994,140
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
..................... 6,306 6,991,777
Kaiser Aluminum Corp.
(c)
:
4.63%, 03/01/28 .................. 4,166 4,301,395
4.50%, 06/01/31 .................. 9,428 9,663,700
KME SE, 6.75%, 02/01/23
(b)
........... EUR 1,566 1,715,078
New Gold, Inc.
(c)(d)
:
6.38%, 05/15/25 .................. USD 4,100 4,223,000
7.50%, 07/15/27 .................. 22,772 23,429,655
Novelis Corp.
(c)
:
3.25%, 11/15/26 .................. 31,162 31,603,877
4.75%, 01/30/30 .................. 35,840 37,728,768

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
3.88%, 08/15/31 .................. USD 39,863 $ 39,426,500
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 1,559 1,881,642
thyssenkrupp AG, 2.88%, 02/22/24
(b)
...... 1,000 1,187,309
United States Steel Corp.:
6.25%, 03/15/26 .................. USD 416 429,000
6.88%, 03/01/29 .................. 19,122 20,388,163
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)(d)
.................... 12,594 12,562,515
465,374,018
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 1,396 1,398,792
5.50%, 11/01/23
(c)
................. 2,231 2,340,274
3,739,066
Multiline Retail — 0.1%
Marks & Spencer plc, 4.50%, 07/10/27
(b)(m)
... GBP 1,100 1,580,895
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
... USD 21,317 22,622,666
24,203,561
Oil, Gas & Consumable Fuels — 9.6%
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... 34,077 36,803,160
Antero Midstream Partners LP
(c)
:
7.88%, 05/15/26 .................. 30,411 33,252,908
5.75%, 03/01/27 .................. 2,451 2,532,005
5.38%, 06/15/29 .................. 14,226 14,652,780
Antero Resources Corp.
(c)
:
7.63%, 02/01/29 .................. 14,703 16,437,954
5.38%, 03/01/30 .................. 5,776 6,082,994
Apache Corp.:
4.25%, 01/15/30 .................. 12,249 13,198,543
5.10%, 09/01/40 .................. 28,734 32,181,505
5.25%, 02/01/42 .................. 4,362 4,787,295
5.35%, 07/01/49 .................. 2,923 3,246,576
Ascent Resources Utica Holdings LLC:
9.00%, 11/01/27
(b)
................. 215 294,550
9.00%, 11/01/27
(c)
................. 27,183 37,240,710
8.25%, 12/31/28
(c)
................. 772 841,480
5.88%, 06/30/29
(c)
................. 28,054 28,663,473
BP Capital Markets plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.17%), 4.25%
(a)(b)(k)
............... GBP 1,375 1,967,904
Buckeye Partners LP:
4.13%, 03/01/25
(c)
................. USD 361 374,090
5.85%, 11/15/43 .................. 5,448 5,452,903
5.60%, 10/15/44 .................. 10,558 10,267,655
Callon Petroleum Co.:
6.13%, 10/01/24 .................. 7,251 7,125,775
9.00%, 04/01/25
(c)
................. 50,563 54,674,025
8.00%, 08/01/28
(c)
................. 41,708 41,186,650
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
..................... 7,314 7,451,028
Cheniere Energy Partners LP:
4.50%, 10/01/29 .................. 30,396 32,314,899
4.00%, 03/01/31
(c)
................. 44,500 46,600,400
3.25%, 01/31/32
(c)
................. 32,915 33,023,620
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 94,978 100,083,068
Chesapeake Energy Corp., 5.88%, 02/01/29
(c)
1,024 1,094,093
CITGO Petroleum Corp.
(c)
:
7.00%, 06/15/25 .................. 14,761 15,093,122
6.38%, 06/15/26 .................. 19,039 19,419,780
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,203 6,298,991
CNX Resources Corp., 6.00%, 01/15/29
(c)
... 3,010 3,183,075
Colgate Energy Partners III LLC
(c)
:
7.75%, 02/15/26 .................. 9,807 10,321,867
5.88%, 07/01/29 .................. 19,938 20,087,535
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
(c)
:
7.50%, 05/15/25 .................. USD 7,533 $ 7,831,156
6.75%, 03/01/29 .................. 35,392 38,223,360
5.88%, 01/15/30 .................. 19,742 20,531,680
Continental Resources, Inc.:
4.50%, 04/15/23 .................. 2,361 2,446,586
4.90%, 06/01/44 .................. 3,996 4,475,520
CQP Holdco LP, 5.50%, 06/15/31
(c)
....... 24,078 25,608,157
CrownRock LP, 5.63%, 10/15/25
(c)
........ 39,572 40,499,963
DCP Midstream Operating LP:
6.45%, 11/03/36
(c)
................. 12,909 16,040,465
6.75%, 09/15/37
(c)
................. 13,525 17,447,250
5.60%, 04/01/44 .................. 1,634 1,903,610
DT Midstream, Inc.
(c)
:
4.13%, 06/15/29 .................. 29,797 30,215,946
4.38%, 06/15/31 .................. 33,176 34,171,280
Endeavor Energy Resources LP, 5.50%,
01/30/26
(c)
..................... 26,367 27,484,961
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(k)
........... 43,069 44,850,765
EnLink Midstream LLC:
5.63%, 01/15/28
(c)
................. 12,534 13,345,451
5.38%, 06/01/29 .................. 502 531,104
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 9,993 10,386,924
4.15%, 06/01/25 .................. 377 388,510
4.85%, 07/15/26 .................. 1,948 2,044,815
5.60%, 04/01/44 .................. 8,933 8,531,015
5.05%, 04/01/45 .................. 1,662 1,516,575
EQM Midstream Partners LP:
6.00%, 07/01/25
(c)
................. 15,139 16,595,372
4.13%, 12/01/26 .................. 1,685 1,730,832
6.50%, 07/01/27
(c)
................. 19,149 21,537,837
5.50%, 07/15/28 .................. 9,013 9,901,862
4.50%, 01/15/29
(c)
................. 11,074 11,489,275
4.75%, 01/15/31
(c)
................. 17,291 17,982,986
EQT Corp.:
6.63%, 02/01/25
(m)
................ 3,000 3,433,650
3.13%, 05/15/26
(c)
................. 13,022 13,349,113
3.90%, 10/01/27 .................. 10,163 10,998,703
5.00%, 01/15/29 .................. 2,134 2,402,777
7.50%, 02/01/30
(m)
................ 12,978 16,705,282
3.63%, 05/15/31
(c)
................. 3,659 3,812,678
Genesis Energy LP:
6.50%, 10/01/25 .................. 355 353,225
8.00%, 01/15/27 .................. 9,593 9,712,912
7.75%, 02/01/28 .................. 1,513 1,511,578
Great Western Petroleum LLC, 12.00%,
09/01/25
(c)
..................... 8,167 8,291,833
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
.. 3,633 3,869,690
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
..................... 16,996 17,187,205
Independence Energy Finance LLC, 7.25%,
05/01/26
(c)
..................... 25,845 26,612,855
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 23,018 23,219,408
Matador Resources Co., 5.88%, 09/15/26 ... 46,744 48,319,273
Murphy Oil Corp.:
5.75%, 08/15/25 .................. 6,527 6,737,300
6.37%, 12/01/42
(m)
................ 1,714 1,727,078
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
(d)
.......................... 4,626 4,758,998
New Fortress Energy, Inc.
(c)
:
6.75%, 09/15/25 .................. 66,966 64,454,775
6.50%, 09/30/26 .................. 86,626 82,836,113

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
USD 13,649 $ 13,904,919
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
..... 9,239 13,240,582
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(c)
32,747 34,981,983
NuStar Logistics LP:
5.75%, 10/01/25 .................. 7,223 7,782,783
6.00%, 06/01/26 .................. 6,462 6,978,960
6.38%, 10/01/30 .................. 1,866 2,052,600
Occidental Petroleum Corp.:
6.95%, 07/01/24 .................. 5,108 5,772,040
5.50%, 12/01/25 .................. 6,740 7,464,550
5.55%, 03/15/26 .................. 2,441 2,709,510
3.00%, 02/15/27 .................. 400 399,692
7.20%, 03/15/29 .................. 5,695 6,677,387
8.88%, 07/15/30 .................. 3,023 4,106,534
6.13%, 01/01/31 .................. 17,199 20,646,970
4.30%, 08/15/39 .................. 27,765 27,384,064
6.20%, 03/15/40 .................. 28,152 33,154,610
4.50%, 07/15/44 .................. 22,399 22,506,739
4.63%, 06/15/45 .................. 25,101 25,665,772
6.60%, 03/15/46 .................. 3,328 4,176,657
4.40%, 04/15/46 .................. 25,470 25,402,505
4.10%, 02/15/47 .................. 5,577 5,303,169
4.20%, 03/15/48 .................. 21,725 20,801,688
4.40%, 08/15/49 .................. 14,073 13,809,131
Ovintiv Exploration, Inc., 5.38%, 01/01/26 ... 2,656 3,003,038
Ovintiv, Inc.:
7.38%, 11/01/31 .................. 6,283 8,522,608
6.50%, 08/15/34 .................. 3,037 4,095,938
Parkland Corp., 5.88%, 07/15/27
(c)(d)
...... 6,300 6,678,000
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 5,203 5,281,045
6.25%, 12/01/25 .................. 2,220 2,253,300
Range Resources Corp.:
4.88%, 05/15/25 .................. 4,830 5,099,514
9.25%, 02/01/26 .................. 2,104 2,293,465
Repsol International Finance BV
(a)(b)(k)
:
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 1,250 1,541,662
(EUR Swap Annual 5 Year + 4.41%), 4.25% 2,710 3,437,660
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. USD 13,542 13,745,130
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(b)
. EUR 3,555 4,323,831
SM Energy Co.:
10.00%, 01/15/25
(c)
................ USD 49,116 54,783,004
5.63%, 06/01/25 .................. 4,857 4,884,830
6.75%, 09/15/26 .................. 7,838 8,004,871
6.50%, 07/15/28 .................. 5,293 5,479,949
Southwestern Energy Co.:
8.38%, 09/15/28 .................. 3,191 3,614,542
5.38%, 02/01/29
(c)
................. 38,741 41,445,509
Sunoco LP, 6.00%, 04/15/27 ........... 637 663,276
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
. 39,382 40,317,323
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 12,267 12,811,348
5.38%, 02/01/27 .................. 1,247 1,292,141
6.50%, 07/15/27 .................. 4,294 4,629,920
6.88%, 01/15/29 .................. 5,588 6,261,214
5.50%, 03/01/30 .................. 16,005 17,500,467
4.88%, 02/01/31 .................. 26,284 28,353,865
4.00%, 01/15/32
(c)
................. 8,119 8,390,581
TerraForm Power Operating LLC
(c)
:
4.25%, 01/31/23 .................. 3,297 3,387,668
5.00%, 01/31/28 .................. 63 67,646
4.75%, 01/15/30 .................. 9,487 9,925,774
UGI International LLC, 3.25%, 11/01/25
(b)
... EUR 1,600 1,879,081
Venture Global Calcasieu Pass LLC
(c)
:
3.88%, 08/15/29 .................. USD 51,985 53,547,149
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.13%, 08/15/31 .................. USD 46,784 $ 48,772,320
Vine Energy Holdings LLC, 6.75%, 04/15/29
(c)
35,081 37,865,730
Western Midstream Operating LP:
4.75%, 08/15/28 .................. 2,229 2,430,245
5.45%, 04/01/44 .................. 19,455 22,346,791
5.30%, 03/01/48 .................. 17,884 20,611,310
5.50%, 08/15/48 .................. 5,569 6,515,730
6.50%, 02/01/50
(m)
................ 51,692 60,830,112
2,296,054,548
Personal Products — 0.1%
Coty, Inc.:
4.00%, 04/15/23 .................. EUR 4,230 4,927,348
3.88%, 04/15/26
(b)
................. 3,009 3,564,805
4.75%, 04/15/26
(b)
................. 1,600 1,870,655
Edgewell Personal Care Co., 5.50%, 06/01/28
(c)
USD 6,371 6,728,604
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
.... 12,066 11,643,690
28,735,102
Pharmaceuticals — 2.2%
Almirall SA, 2.13%, 09/30/26
(b)
.......... EUR 817 953,470
Bausch Health Americas, Inc.
(c)
:
9.25%, 04/01/26 .................. USD 9,296 9,927,895
8.50%, 01/31/27 .................. 31,928 34,009,706
Bausch Health Cos., Inc.
(c)
:
6.13%, 04/15/25 .................. 2,770 2,827,200
9.00%, 12/15/25 .................. 10,374 10,949,498
5.75%, 08/15/27 .................. 10,173 10,656,217
7.00%, 01/15/28 .................. 24,811 25,423,832
5.00%, 01/30/28 .................. 8,674 8,229,197
4.88%, 06/01/28 .................. 15,585 16,149,956
5.00%, 02/15/29 .................. 16,753 15,601,231
6.25%, 02/15/29 .................. 31,805 31,471,684
7.25%, 05/30/29 .................. 21,116 21,640,733
5.25%, 01/30/30 .................. 2,806 2,616,595
5.25%, 02/15/31 .................. 619 569,239
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(c)
................. 5,833 6,059,029
2.38%, 03/01/28
(b)
................. EUR 6,315 7,398,605
3.13%, 02/15/29
(c)
................. USD 8,402 8,250,344
3.50%, 04/01/30
(c)
................. 30,680 30,680,000
Cheplapharm Arzneimittel GmbH:
4.38%, 01/15/28
(b)
................. EUR 1,605 1,933,518
5.50%, 01/15/28
(c)(d)
................ USD 16,805 17,411,156
Elanco Animal Health, Inc., 5.90%, 08/28/28
(m)
4,050 4,738,500
Endo DAC, 9.50%, 07/31/27
(c)
.......... 32,379 32,450,881
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(c)
..................... 36,965 36,965,000
Gruenenthal GmbH
(b)
:
3.63%, 11/15/26 .................. EUR 1,502 1,804,425
4.13%, 05/15/28 .................. 1,889 2,292,540
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... USD 24,839 25,740,656
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 2,300 2,653,681
7.25%, 09/30/25 .................. 1,599 1,880,826
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 4,531 5,213,913
Organon & Co.:
2.88%, 04/30/28 .................. 1,848 2,184,325
4.13%, 04/30/28
(c)
................. USD 39,429 40,217,580
5.13%, 04/30/31
(c)
................. 39,222 41,196,828
P&L Development LLC, 7.75%, 11/15/25
(c)
... 16,803 17,453,276
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(c)
. 51,620 52,587,875
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 .................. EUR 3,400 4,256,661

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.50%, 03/01/25 .................. EUR 2,200 $ 2,644,412
1.88%, 03/31/27 .................. 600 647,575
1.63%, 10/15/28 .................. 500 524,624
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25
(d)
............. USD 245 266,407
538,479,090
Professional Services — 0.6%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
... 7,006 7,216,180
ASGN, Inc., 4.63%, 05/15/28
(c)
.......... 3,361 3,478,635
CoreLogic, Inc., 4.50%, 05/01/28
(c)
....... 21,244 21,111,225
Dun & Bradstreet Corp. (The)
(c)
:
6.88%, 08/15/26 .................. 14,134 14,823,033
10.25%, 02/15/27 ................. 12,604 13,549,300
House of Finance NV (The), 4.38%, 07/15/26
(b)
EUR 1,300 1,543,501
Intertrust Group BV, 3.38%, 11/15/25
(b)
..... 2,173 2,560,011
Jaguar Holding Co. II
(c)
:
4.63%, 06/15/25 .................. USD 3,068 3,186,885
5.00%, 06/15/28 .................. 39,897 42,942,737
KBR, Inc., 4.75%, 09/30/28
(c)
........... 13,182 13,346,775
La Financiere Atalian SASU, 5.13%, 05/15/25
(b)
EUR 1,195 1,373,885
Science Applications International Corp.,
4.88%, 04/01/28
(c)
................ USD 8,711 9,002,383
134,134,550
Real Estate Management & Development — 0.5%
ADLER Group SA
(b)
:
3.25%, 08/05/25 .................. EUR 2,400 2,446,435
2.75%, 11/13/26 .................. 2,100 2,079,817
2.25%, 01/14/29 .................. 800 752,935
Aedas Homes Opco SLU, 4.00%, 08/15/26 .. 1,058 1,267,080
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
................ USD 17,352 18,826,920
DIC Asset AG, 2.25%, 09/22/26
(b)
........ EUR 1,900 2,163,340
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(b)
..... 2,725 3,113,102
Five Point Operating Co. LP, 7.88%, 11/15/25
(c)
USD 8,725 9,117,625
Forestar Group, Inc., 3.85%, 05/15/26
(c)
.... 7,864 7,854,170
Heimstaden Bostad AB
(a)(k)
:
(EUR Swap Annual 5 Year + 3.91%),
3.38%
(b)
...................... EUR 1,200 1,423,381
(EUR Swap Annual 5 Year + 3.15%), 2.63% 3,725 4,206,982
Howard Hughes Corp. (The)
(c)
:
5.38%, 08/01/28 .................. USD 11,561 12,182,404
4.13%, 02/01/29 .................. 6,258 6,265,822
4.38%, 02/01/31 .................. 14,172 14,255,757
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 9,124 9,263,141
Realogy Group LLC
(c)
:
7.63%, 06/15/25 .................. 5,964 6,369,254
5.75%, 01/15/29 .................. 19,032 19,741,132
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(m)
................ GBP 2,516 4,067,260
125,396,557
Road & Rail — 0.8%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
USD 8,549 9,035,438
EC Finance plc:
2.38%, 11/15/22 .................. EUR 2,400 2,790,070
3.00%, 10/15/26
(b)
................. 2,374 2,765,323
Loxam SAS
(b)
:
4.25%, 04/15/24 .................. 1,100 1,284,888
3.25%, 01/14/25 .................. 1,531 1,787,330
3.75%, 07/15/26 .................. 1,102 1,303,947
5.75%, 07/15/27 .................. 989 1,193,472
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(k)
................ GBP 300 418,400
Security
Par (000)
Par (000) Value
Road & Rail (continued)
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. USD 14,731 $ 15,278,993
Uber Technologies, Inc.
(c)
:
7.50%, 05/15/25 .................. 38,819 41,381,054
0.00%, 12/15/25
(i)(n)
................ 25,622 24,920,738
8.00%, 11/01/26 .................. 11,774 12,443,646
7.50%, 09/15/27 .................. 38,452 41,984,778
6.25%, 01/15/28 .................. 14,188 15,216,488
4.50%, 08/15/29 .................. 31,249 31,463,837
203,268,402
Semiconductors & Semiconductor Equipment — 0.4%
ams AG
(b)(i)
:
0.00%, 03/05/25
(n)
................. EUR 1,800 1,842,395
2.13%, 11/03/27 .................. 1,600 1,831,416
Entegris, Inc.
(c)
:
4.38%, 04/15/28 .................. USD 4,461 4,672,897
3.63%, 05/01/29 .................. 7,430 7,579,622
Microchip Technology, Inc., 4.25%, 09/01/25 . 38,583 40,347,433
ON Semiconductor Corp., 3.88%, 09/01/28
(c)
. 19,231 19,856,007
Synaptics, Inc., 4.00%, 06/15/29
(c)
........ 12,957 13,255,918
89,385,688
Software — 2.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
.... 21,586 22,557,370
Ascend Learning LLC:
6.88%, 08/01/25
(c)
................. 32,124 32,703,860
Boxer Parent Co., Inc.:
6.50%, 10/02/25
(b)
................. EUR 5,621 6,836,015
7.13%, 10/02/25
(c)
................. USD 22,000 23,481,700
9.13%, 03/01/26
(c)
................. 38,315 40,175,576
Camelot Finance SA, 4.50%, 11/01/26
(c)
.... 15,887 16,502,621
Castle US Holding Corp., 9.50%, 02/15/28
(c)
. 14,183 14,821,235
CDK Global, Inc., 4.88%, 06/01/27 ....... 3,256 3,409,781
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(b)
.......... EUR 2,169 2,525,023
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
..................... USD 68,086 68,596,645
Clarivate Science Holdings Corp.
(c)
:
3.88%, 07/01/28 .................. 25,934 25,934,000
4.88%, 07/01/29 .................. 34,569 34,636,410
Consensus Cloud Solutions, Inc.
(c)
:
6.00%, 10/15/26 .................. 4,772 4,903,230
6.50%, 10/15/28 .................. 4,321 4,484,118
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 20,130 20,062,564
Elastic NV, 4.13%, 07/15/29
(c)
.......... 25,169 25,294,845
Fair Isaac Corp., 4.00%, 06/15/28
(c)
....... 5,403 5,538,075
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
..................... 10,630 10,470,550
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
..... 20,478 20,682,780
NCR Corp.
(c)
:
5.00%, 10/01/28 .................. 7,692 7,859,763
5.13%, 04/15/29 .................. 9,148 9,433,875
6.13%, 09/01/29 .................. 7,012 7,608,020
5.25%, 10/01/30 .................. 6,891 7,225,420
Nuance Communications, Inc., 5.63%, 12/15/26 4,984 5,158,440
Open Text Corp., 3.88%, 02/15/28
(c)(d)
...... 7,687 7,840,740
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)(d)
4,386 4,506,615
PTC, Inc.
(c)
:
3.63%, 02/15/25 .................. 734 745,010
4.00%, 02/15/28 .................. 7,643 7,843,629
Rocket Software, Inc., 6.50%, 02/15/29
(c)
... 30,389 30,085,110
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
. 58,566 61,841,743
Veritas US, Inc., 7.50%, 09/01/25
(c)
....... 62,607 65,111,280
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
27,798 27,659,010
626,535,053

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail — 2.3%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. USD 7,004 $ 7,187,855
4.75%, 03/01/30 .................. 4,457 4,651,994
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(c)(j)
.. 4,604 4,370,539
Carvana Co.
(c)
:
5.50%, 04/15/27 .................. 19,854 20,264,978
4.88%, 09/01/29 .................. 14,912 14,767,279
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
..................... GBP 2,096 2,801,840
Douglas GmbH, 6.00%, 04/08/26
(b)
....... EUR 1,200 1,411,148
Dufry One BV
(b)
:
2.50%, 10/15/24 .................. 1,000 1,145,096
2.00%, 02/15/27 .................. 751 828,774
eG Global Finance plc:
4.38%, 02/07/25
(b)
................. 817 940,306
6.75%, 02/07/25
(c)(d)
................ USD 30,036 30,711,810
6.25%, 10/30/25 .................. EUR 6,009 7,110,176
8.50%, 10/30/25
(c)(d)
................ USD 16,076 16,739,135
Gap, Inc. (The)
(c)
:
3.63%, 10/01/29 .................. 6,715 6,731,788
3.88%, 10/01/31 .................. 5,214 5,214,000
Goldstory SASU, 5.38%, 03/01/26 ....... EUR 1,740 2,087,080
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
. USD 3,037 3,090,147
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 16,002 16,182,023
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
9,662 9,927,705
L Brands, Inc.:
6.63%, 10/01/30
(c)
................. 7,188 8,158,380
6.88%, 11/01/35 .................. 12,525 15,718,875
6.75%, 07/01/36 .................. 3,311 4,105,640
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
.... 33,156 33,139,422
LCM Investments Holdings II LLC:
4.88%, 05/01/29
(c)
................. 19,739 20,253,596
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
...... 9,298 9,650,952
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 971 1,225,210
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... USD 4,526 4,791,902
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 11,322 11,647,507
3.75%, 06/15/29 .................. 4,684 4,710,371
PetSmart, Inc.
(c)
:
4.75%, 02/15/28 .................. 20,686 21,254,865
7.75%, 02/15/29 .................. 79,989 87,287,996
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 15,450 16,222,500
SRS Distribution, Inc.
(c)
:
4.63%, 07/01/28 .................. 30,923 31,547,645
6.13%, 07/01/29 .................. 24,066 24,787,980
Staples, Inc.
(c)
:
7.50%, 04/15/26 .................. 36,515 37,034,426
10.75%, 04/15/27 ................. 13,182 12,835,972
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 546 625,020
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 364 418,983
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... USD 27,390 28,896,450
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(j)
............ 17,016 17,569,020
548,046,385
Technology Hardware, Storage & Peripherals — 0.0%
Hurricane Finance plc, 8.00%, 10/15/25
(b)
... GBP 1,412 2,044,933
Xerox Corp., 4.80%, 03/01/35 .......... USD 9,712 9,713,942
11,758,875
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.2%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29 .. EUR 1,012 $ 1,216,209
Crocs, Inc.
(c)
:
4.25%, 03/15/29 .................. USD 12,273 12,629,776
4.13%, 08/15/31 .................. 13,183 13,281,873
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b)(e)(i)(l)
............. EUR 2,700 2,784,297
Hanesbrands, Inc., 5.38%, 05/15/25
(c)
..... USD 937 980,926
Levi Strauss & Co., 3.50%, 03/01/31
(c)
..... 7,014 7,084,140
William Carter Co. (The)
(c)
:
5.50%, 05/15/25 .................. 2,617 2,749,682
5.63%, 03/15/27 .................. 2,686 2,784,442
Wolverine World Wide, Inc., 4.00%, 08/15/29
(c)
6,758 6,825,580
50,336,925
Thrifts & Mortgage Finance — 0.6%
Deutsche Pfandbriefbank AG, 4.60%,
02/22/27
(b)
..................... EUR 1,100 1,404,839
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
.... USD 28,936 31,591,457
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
.. 14,991 13,589,641
Jerrold Finco plc, 5.25%, 01/15/27
(b)
...... GBP 2,747 3,841,588
Ladder Capital Finance Holdings LLLP
(c)
:
4.25%, 02/01/27 .................. USD 11,466 11,351,340
4.75%, 06/15/29 .................. 9,201 9,136,133
MGIC Investment Corp., 5.25%, 08/15/28 ... 11,025 11,764,226
Nationstar Mortgage Holdings, Inc.
(c)
:
6.00%, 01/15/27 .................. 10,472 10,962,090
5.50%, 08/15/28 .................. 6,575 6,772,250
5.13%, 12/15/30 .................. 6,852 6,867,143
Rocket Mortgage LLC
(c)
:
2.88%, 10/15/26 .................. 12,679 12,389,919
4.00%, 10/15/33 .................. 12,813 12,716,902
132,387,528
Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
7,445 7,398,469
Fortress Transportation & Infrastructure
Investors LLC
(c)
:
6.50%, 10/01/25 .................. 5,358 5,515,418
9.75%, 08/01/27 .................. 3,399 3,849,368
5.50%, 05/01/28 .................. 15,282 15,384,771
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
..................... 12,863 12,605,740
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
..................... 3,962 3,946,548
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
..... 16,735 17,558,780
Imola Merger Corp., 4.75%, 05/15/29
(c)
..... 38,184 39,502,058
United Rentals North America, Inc., 5.25%,
01/15/30 ...................... 2,941 3,220,395
WESCO Distribution, Inc.
(c)
:
7.13%, 06/15/25 .................. 29,801 31,801,541
7.25%, 06/15/28 .................. 28,673 31,755,348
172,538,436
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(b)(k)
. EUR 1,800 2,138,482
Atlantia SpA, 1.88%, 02/12/28
(b)
......... 1,964 2,365,663
Autostrade per l'Italia SpA:
1.88%, 11/04/25
(b)
................. 700 842,650
1.75%, 06/26/26
(b)
................. 500 597,942
1.75%, 02/01/27
(b)
................. 1,700 2,035,061
2.00%, 12/04/28 .................. 3,754 4,563,729
2.00%, 01/15/30 .................. 3,748 4,552,058
Getlink SE, 3.50%, 10/30/25
(b)
.......... 3,019 3,618,406
20,713,991

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(c)
..................... USD 8,022 $ 8,596,817
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ...................... GBP 3,179 4,462,595
13,059,412
Wireless Telecommunication Services — 1.6%
Connect Finco SARL, 6.75%, 10/01/26
(c)(d)
... USD 98,905 103,479,356
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 3,334 3,759,085
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(c)(j)
......... 26,529 23,985,115
Matterhorn Telecom SA
(b)
:
3.13%, 09/15/26 .................. EUR 400 463,340
4.00%, 11/15/27 .................. 4,700 5,570,660
Oi Movel SA:
8.75%, 07/30/26
(b)(d)
................ USD 2,117 2,159,340
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(b)(d)(k)
........................ 3,502 3,493,595
2.13%, 07/06/24
(b)
................. EUR 1,341 1,535,266
4.50%, 04/20/25
(b)
................. 1,300 1,584,491
4.75%, 07/30/25
(b)
................. 1,409 1,722,779
3.13%, 09/19/25
(b)
................. 2,500 2,888,213
2.88%, 01/06/27
(b)
................. 1,294 1,435,651
5.00%, 04/15/28
(b)
................. 1,700 2,065,725
3.38%, 07/06/29 .................. 558 610,234
4.00%, 09/19/29
(b)
................. 1,408 1,610,733
Sprint Corp.:
7.88%, 09/15/23 .................. USD 10,849 12,122,130
7.13%, 06/15/24 .................. 7,210 8,206,422
7.63%, 03/01/26 .................. 21,944 26,590,094
Telefonica Europe BV
(a)(b)(k)
:
(EUR Swap Annual 10 Year + 4.30%),
5.88% ....................... EUR 1,800 2,311,777
(EUR Swap Annual 10 Year + 4.30%),
5.88% ....................... 100 128,432
(EUR Swap Annual 6 Year + 4.11%), 4.38% 3,800 4,770,639
(EUR Swap Annual 8 Year + 2.97%), 3.88% 3,300 4,137,916
T-Mobile USA, Inc.:
2.63%, 02/15/29 .................. USD 25,048 25,312,482
2.88%, 02/15/31 .................. 29,791 30,044,220
3.50%, 04/15/31 .................. 30,530 32,197,998
3.50%, 04/15/31
(c)
................. 16,599 17,505,881
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 .................. GBP 2,630 3,570,239
4.25%, 01/31/31
(c)(d)
................ USD 3,235 3,226,913
4.50%, 07/15/31
(b)
................. GBP 2,742 3,768,462
4.75%, 07/15/31
(c)(d)
................ USD 44,439 45,402,438
Vodafone Group plc
(a)
:
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(b)
.................... EUR 2,100 2,748,765
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80 .......... 1,700 2,026,762
380,435,153
Total Corporate Bonds — 82.2%
(Cost: $18,739,823,303) ............................ 19,647,707,289
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 11.3%
Aerospace & Defense — 0.5%
(a)
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . USD 63,318 $ 63,328,047
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 23,381 23,819,394
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 10,054 10,189,570
Sequa Mezzanine Holdings LLC, 2nd Lien Term
Loan, 04/28/24
(f)(o)
................. 583 573,050
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 . 14,179 14,220,257
112,130,318
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 5,276 5,289,190
Airlines — 0.6%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28
(d)
................. 47,675 49,270,714
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(d)
.......... 23,425 23,503,005
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ...... 20,697 21,999,414
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 49,549 49,853,108
144,626,241
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 04/30/26
(a)
5,898 5,868,564
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.33%
,
 01/01/38
(a)
..... 4,024 4,022,630
Building Products — 0.0%
(a)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 .. 5,392 5,371,685
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 5,399 5,397,963
10,769,648
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month +
2.50%), 3.00%
,
 03/18/28
(d)
........... 25,516 25,478,797
Arc Falcon I, Inc., Delayed Draw Term Loan,
09/22/28
(o)
...................... 1,607 1,606,009
Arc Falcon I, Inc., Term Loan, 09/22/28
(o)
.... 11,010 11,001,165
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 19,944 20,165,106
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.83%
,
 03/30/26 . 2,354 2,348,993
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 06/30/27 .................. 9,928 9,907,286
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/15/24 ............ 3,953 3,944,815
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 10/01/25
(d)
.... 2,063 2,047,554

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, Term Loan,
09/22/28
(o)
...................... USD 21,060 $ 21,125,918
97,625,643
Commercial Services & Supplies — 0.5%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(o)
.............. 115,098 113,999,046
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(d)
2,549 2,552,240
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 11/02/26 .. 1,448 1,449,837
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(f)
................. 12,384 12,538,800
130,539,923
Construction Materials — 0.2%
(a)
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 3,318 3,293,421
Standard Industries, Inc., Term Loan,
09/22/28
(o)
...................... 31,942 31,959,249
35,252,670
Containers & Packaging — 0.1%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 4,180 4,187,323
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.75%),
5.25%
,
 02/12/26
(d)
................. 3,034 3,039,458
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 04/03/24 .................. 22,243 21,766,293
28,993,074
Diversified Consumer Services — 0.1%
(a)
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 13,311 14,134,685
Sotheby's, Term Loan, (LIBOR USD 2 Month +
4.50%), 5.00%
,
 01/15/27 ............ 3,742 3,751,306
17,885,991
Diversified Financial Services — 1.1%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 7,885 7,906,445
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.58%
,
 07/31/26 .................. 5,166 5,171,254
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(d)
.... 5,730 5,731,985
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 2,526 2,531,424
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. 16,090 16,572,700
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 25,287 25,304,726
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 55,561 55,642,489
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/17/27 .................. 3,789 3,750,618
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 06/28/24
(d)(f)
USD 758 $ 416,772
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 2 Month + 6.50%),
7.00%
,
 08/02/29
(f)
................. 9,792 9,694,080
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 6.75%
,
 08/31/29
(f)
. 26,322 26,585,220
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.25%
,
 12/11/26 .................. 8,808 8,778,669
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 61,380 61,597,577
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.50%
,
 10/19/27 ..... 30,580 30,649,675
260,333,634
Diversified Telecommunication Services — 0.3%
(a)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26
(d)
.... 6,448 6,420,957
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 18,284 18,244,133
Northwest Fiber LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 04/30/27 .................. 8,624 8,610,584
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/09/27 . 47,451 47,008,746
80,284,420
Entertainment — 0.1%
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(a)(f)
................ 29,774 30,443,923
Health Care Equipment & Supplies — 0.0%
Ortho-Clinical Diagnostics, Inc., Term
Loan, (EURIBOR 3 Month + 3.50%),
3.50%
,
 06/30/25
(a)
................. EUR 8,563 9,917,114
Health Care Providers & Services — 0.3%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.63%
,
 07/24/26 . USD 3,248 3,225,236
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 10/10/25 . 30,652 27,203,894
Gentiva Health Services, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 2.75%),
2.88%
,
 07/02/25 .................. 2,266 2,265,375
Medical Solutions LLC, 2nd Lien Term Loan,
09/24/28
(o)
...................... 9,132 9,040,680
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 7.00%), 8.00%
,
 04/29/25 ..... 13,919 13,927,470
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 01/08/27 .................. 9,875 9,908,970
65,571,625
Health Care Technology — 0.7%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26 .................. 9,959 9,978,873
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. 25,379 25,426,713

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
7.50%
,
 04/02/29
(f)
................. USD 51,206 $ 51,462,030
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 08/27/25 . 70,944 71,002,867
157,870,483
Hotels, Restaurants & Leisure — 0.3%
(a)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 07/21/25 .................. 12,213 12,217,178
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(f)
................ 3,252 3,512,434
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 . 16,510 16,423,028
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 20,064 20,088,907
Life Time, Inc., Term Loan, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 12/16/24 ...... 19,138 19,269,715
Raptor Acquisition Corp., 1st Lien Term Loan B,
11/01/26
(d)(o)
..................... 3,698 3,708,169
75,219,431
Household Durables — 0.1%
SWF Holdings I Corp., Term Loan B, 09/17/28
(a)
(o)
............................ 18,283 18,134,542
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(a)
................. 15,568 12,065,416
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 11/05/27 .................. 10,084 10,087,065
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 . 8,741 8,741,109
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 12/31/25 ................ 9,876 9,793,948
(LIBOR USD 1 Month + 3.75%),
3.83%, 09/03/26 ................ 9,846 9,815,029
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 8,738 8,745,563
47,182,714
Interactive Media & Services — 0.1%
(a)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 9,520 9,540,909
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26
(d)
..... 13,035 13,143,077
22,683,986
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 7,672 7,677,279
Security
Par (000)
Par (000) Value
IT Services — 0.7%
(a)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 10/30/26 .................. USD 4,778 $ 4,764,306
CoreLogic, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.00%
,
 06/04/29
(f)
. 19,962 20,361,240
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 6,927 7,108,834
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 9,115 9,110,408
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 08/01/25 .................. 3,818 3,501,529
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 11/29/24 .................. 2,513 2,507,844
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 12/01/25 .................. 5,095 5,083,641
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 02/12/27 ............ 9,218 9,006,932
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 9.00%
,
 10/09/28 ...... 61,702 63,591,932
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 41,706 41,844,434
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 3,726 3,730,308
170,611,408
Life Sciences Tools & Services — 0.2%
(a)(d)
ICON Luxembourg SARL, Term Loan:
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28
(d)
............... 26,231 26,314,243
(LIBOR USD 3 Month + 2.50%),
3.00%, 07/03/28 ................ 6,535 6,556,338
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.83%
,
 09/27/24 . 18,616 18,600,183
51,470,764
Machinery — 0.4%
(a)
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 6,638 6,626,915
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.08%
,
 09/21/26 ...... 27,146 27,261,259
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25
(d)
.... 43,780 42,953,820
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 03/02/27 ..... 8,355 8,299,695
85,141,689
Media — 1.3%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
.... 5,869 5,863,910
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(a)
................. 43,987 43,037,274
DirectTV Financing LLC, Term Loan, 08/02/27
(a)
(o)
............................ 33,419 33,429,360
Intelsat Jackson Holdings SA, Term Loan B3,
11/27/23
(a)(d)(o)
.................... 33,635 34,006,848
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(a)(d)
................ 17,838 18,094,098
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(d)(p)
................ 84,234 85,427,756

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Intelsat Jackson Holdings SA., Term Loan,
07/13/22
(a)(d)(o)
.................... USD 50,278 $ 50,571,316
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 3,894 3,731,394
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 4.50%),
4.50%
,
 03/31/25
(a)
................. EUR 406 443,231
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
USD 2,353 2,349,723
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.84%
,
 12/31/28
(a)(d)
................ 27,071 27,036,809
303,991,719
Metals & Mining — 0.0%
Grinding Media, Inc., Term Loan B, 09/22/28
(a)(f)
(o)
............................ 6,364 6,371,955
Oil, Gas & Consumable Fuels — 0.6%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(a)(o)
.......... 121,442 132,776,083
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(a)(d)
................ 30,165 29,444,594
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.34%
,
 02/06/26
(a)
................. 13,186 13,170,002
Software — 1.9%
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28
(a)
................. 14,200 14,355,085
BMC Software, Inc., 2nd Lien Term Loan,
02/27/26
(a)(f)(o)
.................... 27,676 27,987,355
Boxer Parent Co., Inc., Term Loan, 10/02/25
(a)(o)
17,823 17,714,938
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.88%
,
 01/29/27
(a)
6,230 6,174,735
Cloudera, Inc., 2nd Lien Term Loan, 08/10/29
(a)
(f)(o)
........................... 17,860 17,770,700
Cloudera, Inc., Term Loan, 07/08/28
(a)(o)
..... 50,929 50,833,763
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................. 17,614 17,667,759
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28
(a)
................. 6,950 6,939,632
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(p)
................. 23,229 23,530,977
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 02/25/27
(a)
..... 1,666 1,659,478
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28
(a)
................. 56,631 56,613,444
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29
(a)(f)
................ 30,053 30,015,434
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(a)
4,143 4,201,251
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(a)(f)
................ 12,161 12,100,195
Security
Par (000)
Par (000) Value
Software (continued)
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 04/26/24
(a)
................. USD 9,554 $ 9,545,767
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 08/31/28
(a)
16,344 16,254,108
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28
(a)
17,053 16,994,338
RealPage, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 7.25%
,
 04/23/29
(a)
42,762 43,617,024
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27
(a)
.... 10,710 10,646,153
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27
(a)
.... 17,072 16,970,600
Sovos Compliance LLC, 1st Lien Delayed Draw
Term Loan, 08/11/28
(a)(o)
............. 1,730 1,739,345
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
5.00%
,
 08/11/28
(a)
................. 10,018 10,072,020
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 03/03/28
(a)
................. 18,473 18,648,493
UKG, Inc., 1st Lien Term Loan
(a)
:
(LIBOR USD 1 Month + 3.75%),
3.83%, 05/04/26 ................ 5,378 5,385,998
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ................ 14,779 14,798,656
452,237,248
Specialty Retail — 0.2%
(a)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 33,792 33,840,323
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.13%
,
 04/16/26 ...... 10,945 10,417,684
44,258,007
Transportation Infrastructure — 0.0%
(a)(o)
KKR Apple Bidco LLC, 1st Lien Term Loan,
09/22/28 ....................... 7,103 7,092,843
KKR Apple Bidco LLC, 2nd Lien Term Loan,
09/21/29 ....................... 1,747 1,772,122
8,864,965
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24
(a)(d)
................ 13,818 13,326,017
Total Floating Rate Loan Interests — 11.3%
(Cost: $2,655,402,207) ............................ 2,692,052,910
Foreign Agency Obligations — 0.1%
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
.......... EUR 2,525 3,023,547
France — 0.1%
Electricite de France SA
(a)(k)
:
(EUR Swap Annual 5 Year + 3.37%),
2.87%
(b)
...................... 1,200 1,435,554
(EUR Swap Annual 5 Year + 3.20%),
3.00%
(b)
...................... 400 481,480
(EUR Swap Annual 5 Year + 4.00%), 3.38% 7,000 8,524,495
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 3,900 5,799,841
16,241,370
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(b)
... EUR 1,209 1,446,744

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 .................. EUR 400 $ 483,150
2.63%, 04/28/25 .................. 1,750 2,072,666
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(b)(k)
........... 2,975 3,415,938
5,971,754
Total Foreign Agency Obligations — 0.1%
(Cost: $25,473,431) ............................... 26,683,415
Shares
Shares
Investment Companies — 0.2%
SPDR Bloomberg Barclays High Yield Bond
ETF
(h)
......................... 380,000 41,556,800
Western Midstream Partners LP .......... 183,321 3,842,408
Total Investment Companies — 0.2%
(Cost: $44,430,006) ............................... 45,399,208
Beneficial Interest
(000)
Other Interests — 0.0%
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(e)(l)
....................... USD 11,550 78,541
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(a)
................... 5,500 37,400
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds .................... 1,000 6,800
Lehman Brothers Holdings, Inc.
(e)(l)
........ 5,675 38,590
161,331
Independent Power and Renewable Electricity Producers — 0.0%
(a)(e)(f)(l)
GenOn Energy Holdings LLC, Escrow ...... 1,864 —
GenOn Energy Holdings LLC, Escrow
(h)
..... 3,270 —
—
Media — 0.0%
Adelphia Communications Corp., Escrow
(e)(f)(l)
. 325 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... 161,331
Preferred Securities — 1.3%
Par (000)
Pa r (000)
Capital Trusts — 1.1%
Banks — 0.4%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(b)
... EUR 800 1,055,720
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ....................... USD 11,144 12,258,400
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 5,669 6,321,672
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 14,850 15,165,563
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% .................. 12,335 12,781,527
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% ..... 20,732 21,639,025
Series HH, (SOFR + 3.13%), 4.60% ..... 5,845 5,976,513
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% .............. USD 30,860 $ 31,824,375
107,022,795
Capital Markets — 0.5%
(a)(k)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 66,975 69,084,712
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% . 39,265 41,620,900
110,705,612
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)
(k)
............................ 10,625 12,232,031
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
............ 37,000 38,259,850
Total Capital Trusts — 1.1%
(Cost: $257,532,808) .............................. 268,220,288
Shares
Shares
Preferred Stocks — 0.2%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $3,532,445)
(g)
................. 3,704,388 38,118
Capital Markets — 0.0%
Verscend Intermediate Holding Corp., 12.25%
(f)
9,756 10,713,903
Insurance — 0.1%
Alliant Holdings I, Inc., 9.75%
(f)
........... 20,162 21,008,594
Wireless Telecommunication Services
— 0.1%
Ligado Networks LLC
(e)(r)
............... 235,644 11,075,251
Total Preferred Stocks — 0.2%
(Cost: $68,614,819) ............................... 42,835,866
Total Preferred Securities — 1.3%
(Cost: $326,147,627) .............................. 311,056,154
Total Long-Term Investments — 97.5%
(Cost: $22,278,275,569) ............................ 23,290,317,017
Short-Term Securities — 4.2%
(s)(t)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 842,548,387 842,548,387
SL Liquidity Series, LLC, Money Market Series,
0.13%
(u)
........................ 153,724,385 153,770,503
Total Short-Term Securities — 4.2%
(Cost: $996,318,597) .............................. 996,318,890
Total Options Purchased — 0.0%
(Cost: $69,560) ................................. 167,949
Total Investments — 101.7%
(Cost: $23,274,663,726 ) ............................ 24,286,803,856
Liabilities in Excess of Other Assets — (1.7)% ............. (395,499,398)
Net Assets — 100.0% ............................... $ 23,891,304,458

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(continued)
September 30, 2021
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
U.S. dollar denominated security issued by foreign domiciled entity.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $35,654,393, representing 0.15% of its net assets as of period end, and an original cost of $33,752,994.
(h)
All or a portion of this security is on loan.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 604,504,790 $ 238,043,597 $ — $ — $ — $ 842,548,387 842,548,387 $ 125,484 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 167,903,259 — (14,189,068) 55,442 870 153,770,503 153,724,385 655,138
(b)
—
iShares 0-5 Year High Yield
Corporate Bond ETF
(c)
..... — 136,168,850 (137,414,162) 1,245,312 — — — 977,187 —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
..... 161,143,972 61,266,520 (228,401,840) 17,057,027 (11,065,679) — — 5,198,445 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 226,194,400 586,015,300 (820,960,669) 14,896,316 (6,145,347) — — 7,434,041 —
iShares Preferred & Income
Securities ETF
(c)
......... 313,470,000 251,694,270 (578,933,866) 11,908,668 1,860,928 — — 8,452,077 —
$ 45,162,765 $ (15,349,228) $ 996,318,890 $ 22,842,372 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro-Bund .............................................................. 46 12/08/21 $ 9,049 $ 157,006
U.S. Treasury 10 Year Note ................................................... 91 12/21/21 11,986 115,107
U.S. Treasury Long Bond .................................................... 48 12/21/21 7,656 178,819
U.S. Treasury Ultra Bond .................................................... 294 12/21/21 56,319 1,368,562
Long Gilt ............................................................... 69 12/29/21 11,635 387,056
$ 2,206,550
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 731,000 USD 846,045 Morgan Stanley & Co. International plc 10/05/21 $ 726
USD 302,613,819 EUR 255,472,500 BNP Paribas SA 12/15/21 6,224,587
USD 1,838,039 EUR 1,569,000 Credit Agricole Corporate & Investment Bank SA 12/15/21 17,747
USD 303,035,298 EUR 255,646,500 HSBC Bank plc 12/15/21 6,444,198
USD 26,906 EUR 23,000 Morgan Stanley & Co. International plc 12/15/21 222
USD 4,643,937 EUR 3,968,000 State Street Bank and Trust Co. 12/15/21 40,418
USD 92,295,787 GBP 66,622,000 Natwest Markets plc 12/15/21 2,518,164
USD 158,026 GBP 117,201 State Street Bank and Trust Co. 12/15/21 89
15,246,151
EUR 2,451,000 USD 2,862,700 State Street Bank and Trust Co. 10/01/21 (23,583)
USD 847,191 EUR 731,000 Morgan Stanley & Co. International plc 12/15/21 (887)
(24,470)
$ 15,221,681
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ..................... 648 12/17/21 EUR 100.00 EUR 3,250 $ 167,949
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 $ (67,262) $ (778,303) $ 711,041
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 12/20/23 BBB+ USD 5,176 (39,244) (176,307) 137,063
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,720 (146,287) (367,334) 221,047
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 AA- EUR 900 (66,335) 131,057 (197,392)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB EUR 1,050 146,104 118,563 27,541
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BBB EUR 750 (53,903) 81,927 (135,830)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 AA- EUR 700 (50,309) 68,429 (118,738)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 A- EUR 370 44,584 18,010 26,574

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
72
Consolidated Schedule of Investments
(continued)
September 30, 2021
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
Goldman Sachs
International 06/20/26 BBB EUR 240 $ 28,919 $ 21,046 $ 7,873
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 A+ EUR 1,280 84,568 100,530 (15,962)
$ (119,165) $ (782,382) $ 663,217
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month LIBOR minus
1.05% ......... At Termination
SPDR Bloomberg
Barclays High Yield
Bond ETF
At
Termination
Goldman Sachs
International 10/07/21 USD 1,000 $ (198,174) $ — $ (198,174)
1 month LIBOR minus
1.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 10/07/21 USD 2,000 (505,595) — (505,595)
1 month LIBOR minus
1.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 10/12/21 USD 2,000 (838,869) — (838,869)
1 month LIBOR minus
1.60% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 10/12/21 USD 2,000 (561,635) — (561,635)
1 month LIBOR minus
1.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 10/29/21 USD 2,000 — — —
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination Barclays Bank plc 12/20/21 USD 24,920 746,624 (115) 746,739
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 20,766 538,617 (2,394) 541,011
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 23,100 516,495 (722) 517,217
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 19,280 438,452 (1,024) 439,476
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 50,000 1,176,924 (4,996) 1,181,920
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/21 USD 23,640 876,530 (3,878) 880,408
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/22 USD 54,475 572,278 (4,129) 576,407
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/22 USD 36,888 210,204 (2,164) 212,368

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2021
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/22 USD 106,143 $ 709,786 $ (10,948) $ 720,734
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/22 USD 36,149 194,839 (3,502) 198,341
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/22 USD 81,282 262,972 (4,543) 267,515
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/22 USD 175,280 567,085 (8,427) 575,512
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/22 USD 39,000 461,424 (2,968) 464,392
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 50,000 (303,946) (12,489) (291,457)
3 month LIBOR ..... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/22 USD 148,044 (642,619) (1,461) (641,158)
$ 4,221,392 $ (63,760) $ 4,285,152
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 month LIBOR ....................................... London Interbank Offered Rate 0.08%
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ 539,562 $ (1,385,704) $ 8,453,179 $ (3,504,810)

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
74
Consolidated Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 2,206,550 $ — $ 2,206,550
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 15,246,151 — — 15,246,151
Options purchased
Investments at value — unaffiliated
(b)
........... — — 167,949 — — — 167,949
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,670,701 — — 7,322,040 — 8,992,741
$ — $ 1,670,701 $ 167,949 $ 15,246,151 $ 9,528,590 $ — $ 26,613,391
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 24,470 — — 24,470
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,789,866 2,104,273 — 996,375 — 4,890,514
$ — $ 1,789,866 $ 2,104,273 $ 24,470 $ 996,375 $ — $ 4,914,984
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Consolidated Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (7,424,146) $ — $ 67,555,424 $ — $ 60,131,278
Forward foreign currency exchange contracts .... — — — 4,075,910 — — 4,075,910
Options purchased
(a)
.................... — — (8,802,283) — — — (8,802,283)
Options written ........................ — — 4,635,571 — — — 4,635,571
Swaps .............................. — 31,892,611 48,011,154 — 75,626,672 — 155,530,437
$ — $ 31,892,611 $ 36,420,296 $ 4,075,910 $ 143,182,096 $ — $ 215,570,913
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 6,468,204 — 6,468,204
Forward foreign currency exchange contracts .... — — — (1,173,420) — — (1,173,420)
Options purchased
(b)
.................... — — 29,782 — — — 29,782
Options written ........................ — — (44,778) — — — (44,778)
Swaps .............................. — 1,097,207 (3,314,228) — (16,356,777) — (18,573,798)
$ — $ 1,097,207 $ (3,329,224) $ (1,173,420) $ (9,888,573) $ — $ (13,294,010)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short ................................................................................. $ 557,801,348
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 865,228,126
Average amounts sold — in USD ........................................................................................ 88,347,252
Options:
Average value of option contracts purchased ................................................................................ 290,907
Average value of option contracts written ................................................................................... 34,041
Credit default swaps:
Average notional value — buy protection ................................................................................... 3,926,159
Average notional value — sell protection ................................................................................... 130,440,933
Total return swaps:
Average notional value ............................................................................................... 813,467,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 107,940 $ 189,299
Forward foreign currency exchange contracts ................................................................. 15,246,151 24,470
Options
(a)
......................................................................................... 167,949 —
Swaps — OTC
(b)
.................................................................................... 8,992,741 4,890,514
Total derivative assets and liabilities in the S tatements of Assets and Liabilities ............................................
$ 24,514,781 $ 5,104,283
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(275,889) (189,299)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 24,238,892 $ 4,914,984
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 1,815,890 $ (1,322,059) $ — $ (470,000) $ 23,831
BNP Paribas SA ................................. 7,734,096 (17,241) — (2,640,000) 5,076,855
Credit Agricole Corporate and Investment Bank SA .......... 17,747 — — — 17,747
Credit Suisse International .......................... 145,114 (15,962) — (129,152) —
Goldman Sachs International ........................ 28,919 (28,919) — — —
HSBC Bank plc .................................. 6,444,198 — — — 6,444,198
JPMorgan Chase Bank NA .......................... 494,801 (494,801) — — —
Morgan Stanley & Co. International plc .................. 4,999,456 (1,173,796) — (3,825,660) —
Natwest Markets plc .............................. 2,518,164 — — — 2,518,164
State Street Bank and Trust Co. ...................... 40,507 (23,583) — — 16,924
$ 24,238,892 $ (3,076,361) $ — $ (7,064,812) $ 14,097,719

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
76
Consolidated Schedule of Investments
(continued)
September 30, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Barclays Bank plc ................................ $ 1,322,059 $ (1,322,059) $ — $ — $ —
BNP Paribas SA ................................. 17,241 (17,241) — — —
Credit Suisse International .......................... 15,962 (15,962) — — —
Goldman Sachs International ........................ 703,769 (28,919) — (674,850) —
JPMorgan Chase Bank NA .......................... 1,096,939 (494,801) — (410,000) 192,138
Merrill Lynch International & Co. ...................... 561,635 — — (561,635) —
Morgan Stanley & Co. International plc .................. 1,173,796 (1,173,796) — — —
State Street Bank and Trust Co. ...................... 23,583 (23,583) — — —
$ 4,914,984 $ (3,076,361) $ — $ (1,646,485) $ 192,138
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 31,487,676 $ — $ 31,487,676
Common Stocks:
Auto Components ...................................... 431,102 — — 431,102
Building Products ....................................... 542,178 — — 542,178
Chemicals ............................................ 51,359,442 — — 51,359,442
Commercial Services & Supplies ............................. — — 3 3
Communications Equipment ................................ 7,373,676 — — 7,373,676
Diversified Telecommunication Services ........................ 387,340 — — 387,340
Electrical Equipment ..................................... 20,139,204 22,144,934 — 42,284,138
Energy Equipment & Services .............................. — — 674,153 674,153
Equity Real Estate Investment Trusts (REITs) .................... 105,509,952 — — 105,509,952
Hotels, Restaurants & Leisure .............................. 10,497,226 — — 10,497,226
Life Sciences Tools & Services .............................. 50,452,593 — — 50,452,593
Media ............................................... 11,516,508 — — 11,516,508
Metals & Mining ........................................ 27,864,524 — — 27,864,524
Oil, Gas & Consumable Fuels ............................... 203,545,795 13,471,341 40,679 217,057,815
Road & Rail ........................................... 9,784,320 — — 9,784,320
Semiconductors & Semiconductor Equipment .................... 34,064 — — 34,064
Corporate Bonds:
Aerospace & Defense .................................... — 695,227,125 — 695,227,125
Airlines .............................................. — 423,703,370 — 423,703,370
Auto Components ...................................... — 427,980,224 — 427,980,224
Automobiles .......................................... — 26,718,166 — 26,718,166
Banks ............................................... — 168,664,016 — 168,664,016
Biotechnology ......................................... — 28,954,149 — 28,954,149
Building Products ....................................... — 240,100,443 — 240,100,443
Capital Markets ........................................ — 164,706,724 511,669 165,218,393
Chemicals ............................................ — 429,907,950 — 429,907,950
Commercial Services & Supplies ............................. — 665,690,706 — 665,690,706
Communications Equipment ................................ — 193,196,664 — 193,196,664
Construction & Engineering ................................ — 64,534,520 — 64,534,520
Consumer Finance ...................................... — 311,876,547 — 311,876,547
Containers & Packaging .................................. — 396,216,028 — 396,216,028
Distributors ........................................... — 15,848,887 — 15,848,887
Diversified Consumer Services .............................. — 122,056,600 — 122,056,600
Diversified Financial Services ............................... — 220,023,992 — 220,023,992
Diversified Telecommunication Services ........................ — 1,436,228,545 — 1,436,228,545
Electric Utilities ........................................ — 241,306,954 — 241,306,954
Electrical Equipment ..................................... — 42,945,438 — 42,945,438
Electronic Equipment, Instruments & Components ................. — 60,914,472 — 60,914,472
Energy Equipment & Services .............................. — 107,347,823 33,166,162 140,513,985
Entertainment ......................................... — 180,606,142 — 180,606,142
Equity Real Estate Investment Trusts (REITs) .................... — 648,463,250 — 648,463,250
Food & Staples Retailing .................................. — 137,008,360 — 137,008,360
Food Products ......................................... — 550,639,281 — 550,639,281
Gas Utilities ........................................... — 9,670,537 — 9,670,537
Health Care Equipment & Supplies ........................... — 238,759,041 — 238,759,041
Health Care Providers & Services ............................ — 1,169,122,719 — 1,169,122,719
Health Care Technology .................................. — 13,973,363 — 13,973,363
Hotels, Restaurants & Leisure .............................. — 1,225,001,699 — 1,225,001,699
Household Durables ..................................... — 250,806,586 — 250,806,586
Household Products ..................................... — 52,528,140 — 52,528,140
Independent Power and Renewable Electricity Producers ............ — 109,864,818 — 109,864,818
Insurance ............................................ — 426,180,270 — 426,180,270
Interactive Media & Services ............................... — 32,623,645 — 32,623,645

2021
BlackRock Annual Report to Shareholders
BlackRock High Yield Bond Portfolio
78
Consolidated Schedule of Investments
(continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Internet & Direct Marketing Retail ............................ $ — $ 60,821,338 $ — $ 60,821,338
IT Services ........................................... — 364,669,035 — 364,669,035
Leisure Products ....................................... — 41,100,970 — 41,100,970
Life Sciences Tools & Services .............................. — 63,339,763 — 63,339,763
Machinery ............................................ — 296,919,730 — 296,919,730
Marine .............................................. — 30,537,782 — 30,537,782
Media ............................................... — 1,362,661,306 — 1,362,661,306
Metals & Mining ........................................ — 465,374,018 — 465,374,018
Mortgage Real Estate Investment Trusts (REITs) .................. — 3,739,066 — 3,739,066
Multiline Retail ......................................... — 24,203,561 — 24,203,561
Oil, Gas & Consumable Fuels ............................... — 2,296,054,548 — 2,296,054,548
Personal Products ...................................... — 28,735,102 — 28,735,102
Pharmaceuticals ....................................... — 538,479,090 — 538,479,090
Professional Services .................................... — 134,134,550 — 134,134,550
Real Estate Management & Development ....................... — 125,396,557 — 125,396,557
Road & Rail ........................................... — 203,268,402 — 203,268,402
Semiconductors & Semiconductor Equipment .................... — 89,385,688 — 89,385,688
Software ............................................. — 626,535,053 — 626,535,053
Specialty Retail ........................................ — 548,046,385 — 548,046,385
Technology Hardware, Storage & Peripherals .................... — 11,758,875 — 11,758,875
Textiles, Apparel & Luxury Goods ............................ — 50,336,925 — 50,336,925
Thrifts & Mortgage Finance ................................ — 132,387,528 — 132,387,528
Trading Companies & Distributors ............................ — 172,538,436 — 172,538,436
Transportation Infrastructure ............................... — 20,713,991 — 20,713,991
Water Utilities ......................................... — 13,059,412 — 13,059,412
Wireless Telecommunication Services ......................... — 380,435,153 — 380,435,153
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 111,557,268 573,050 112,130,318
Air Freight & Logistics .................................... — 5,289,190 — 5,289,190
Airlines .............................................. — 144,626,241 — 144,626,241
Auto Components ...................................... — 5,868,564 — 5,868,564
Automobiles .......................................... — 4,022,630 — 4,022,630
Building Products ....................................... — 10,769,648 — 10,769,648
Chemicals ............................................ — 97,625,643 — 97,625,643
Commercial Services & Supplies ............................. — 118,001,123 12,538,800 130,539,923
Construction Materials .................................... — 35,252,670 — 35,252,670
Containers & Packaging .................................. — 28,993,074 — 28,993,074
Diversified Consumer Services .............................. — 17,885,991 — 17,885,991
Diversified Financial Services ............................... — 223,637,562 36,696,072 260,333,634
Diversified Telecommunication Services ........................ — 80,284,420 — 80,284,420
Entertainment ......................................... — — 30,443,923 30,443,923
Health Care Equipment & Supplies ........................... — 9,917,114 — 9,917,114
Health Care Providers & Services ............................ — 65,571,625 — 65,571,625
Health Care Technology .................................. — 106,408,453 51,462,030 157,870,483
Hotels, Restaurants & Leisure .............................. — 71,706,997 3,512,434 75,219,431
Household Durables ..................................... — 18,134,542 — 18,134,542
Industrial Conglomerates .................................. — 12,065,416 — 12,065,416
Insurance ............................................ — 47,182,714 — 47,182,714
Interactive Media & Services ............................... — 22,683,986 — 22,683,986
Internet & Direct Marketing Retail ............................ — 7,677,279 — 7,677,279
IT Services ........................................... — 150,250,168 20,361,240 170,611,408
Life Sciences Tools & Services .............................. — 51,470,764 — 51,470,764
Machinery ............................................ — 85,141,689 — 85,141,689
Media ............................................... — 303,991,719 — 303,991,719
Metals & Mining ........................................ — — 6,371,955 6,371,955
Oil, Gas & Consumable Fuels ............................... — 132,776,083 — 132,776,083
Pharmaceuticals ....................................... — 29,444,594 — 29,444,594
Professional Services .................................... — 13,170,002 — 13,170,002
Software ............................................. — 364,363,564 87,873,684 452,237,248
Specialty Retail ........................................ — 44,258,007 — 44,258,007
Transportation Infrastructure ............................... — 8,864,965 — 8,864,965
Wireless Telecommunication Services ......................... — 13,326,017 — 13,326,017
Foreign Agency Obligations ................................. — 26,683,415 — 26,683,415
Investment Companies .................................... 45,399,208 — — 45,399,208
Other Interests .......................................... — 161,331 — 161,331
Preferred Securities:

BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
September 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Banks ............................................... $ — $ 107,022,795 $ — $ 107,022,795
Capital Markets ........................................ — 110,705,612 10,713,903 121,419,515
Consumer Finance ...................................... — 12,232,031 — 12,232,031
Electric Utilities ........................................ — 38,259,850 — 38,259,850
Insurance ............................................ — — 21,008,594 21,008,594
Wireless Telecommunication Services ......................... — 11,075,251 — 11,075,251
Short-Term Securities ....................................... 842,548,387 — — 842,548,387
Options Purchased:
Equity contracts .......................................... 167,949 — — 167,949
Unfunded Floating Rate Loan Interests
(a)
.............................. — 190,353 — 190,353
$ 1,387,553,468 $ 22,429,683,769 $ 315,948,351 $ 24,133,185,588
Investments valued at NAV
(b)
...................................... 153,808,621
$ —
$ 24,286,994,209
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 1,131,139 $ — $ 1,131,139
Foreign currency exchange contracts ............................ — 15,246,151 — 15,246,151
Interest rate contracts ....................................... 2,206,550 7,322,040 — 9,528,590
Liabilities:
Credit contracts ........................................... — (467,922) — (467,922)
Equity contracts ........................................... — (2,104,273) — (2,104,273)
Foreign currency exchange contracts ............................ — (24,470) — (24,470)
Interest rate contracts ....................................... — (932,615) — (932,615)
$ 2,206,550 $ 20,170,050 $ — $ 22,376,600
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities Total
Investments:
Assets:
Opening balance, as of September 30, 2020 ....................................... $ 16,040,107 $ 20,659,635 $ 68,473,659 $ 249,113 $ — $ 105,422,514
Transfers into level 3 ..................................................... — 7,110,760 — — — 7,110,760
Transfers out of level 3 .................................................... (1,622,170) (6,545,882) (33,421,470) (249,113) — (41,838,635)
Accrued discounts/premiums ................................................. — 775,988 267,231 — — 1,043,219
Net realized gain (loss) .................................................... (3,967,824) 362,067 (10,312) — — (3,616,069)
Net change in unrealized appreciation
(a)(b)
........................................ 4,506,863 11,919,904 14,726,838 — 2,302,047 33,455,652
Purchases ............................................................. — 1,069,312 240,985,701 — 29,420,450 271,475,463
Sales ................................................................ (14,242,141) (1,673,953) (41,188,459) — — (57,104,553)
Closing balance, as of September 30, 2021 .......................................
$ 714,835 $ 33,677,831 $ 249,833,188
$ —
$ 31,722,497 $ 315,948,351
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021
(b)
$ (1,008,326) $ 11,919,904 $ 4,444,481
$ —
$ 2,302,047 $ 17,658,106
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
80
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 15.3%
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 1.29%,
07/20/34
(a)(b)(c)
.................... USD 5,500 $ 5,499,844
AIMCO CLO
(a)(b)(c)
:
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 1.18%, 04/20/34 .... 8,000 7,959,024
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 1.23%, 01/15/32 .... 3,500 3,500,267
Ajax Mortgage Loan Trust
(b)(d)
:
Series 2019-G, Class A, 3.00%, 09/25/59 . 6,346 6,384,114
Series 2021-C, Class A, 2.12%, 01/25/61 .. 2,671 2,673,777
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.21%,
10/21/28
(a)(b)(c)
.................... 5,282 5,281,263
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class B, 0.97%, 02/18/26 .. 3,870 3,896,203
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
1.18%, 07/24/29
(a)(b)(c)
............... 8,750 8,753,199
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 1.32%, 07/15/34
(a)(b)(c)
......... 26,000 25,940,551
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (LIBOR USD 3 Month + 1.09%),
1.22%, 01/28/31
(a)(b)(c)
............... 14,523 14,519,766
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (LIBOR USD 3 Month + 1.10%),
1.23%, 04/15/34
(a)(b)(c)
............... 27,170 27,018,432
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 3,500 3,499,540
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2021-FL2, Class A, (LIBOR USD
1 Month + 1.10%), 1.18%, 05/15/36
(a)(b)(c)
.. 14,460 14,473,358
ARI Fleet Lease Trust, Series 2020-A, Class B,
2.06%, 11/15/28
(b)
................. 1,470 1,496,161
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 1.17%,
04/20/31
(a)(b)(c)
.................... 1,750 1,749,151
Atlas Senior Loan Fund III Ltd., Series 2013-1A,
Class AR, (LIBOR USD 3 Month + 0.83%),
0.95%, 11/17/27
(a)(b)(c)
............... 2,947 2,946,370
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 0.97%, 04/22/27
(a)(b)(c)
.. 8,735 8,734,025
Autoflorence 2 Srl
(a)(e)
:
Series 2, Class C, (EURIBOR 1 Month +
1.15%), 0.00%, 12/21/44 .......... EUR 414 479,813
Series 2, Class D, (EURIBOR 1 Month +
2.35%), 0.00%, 12/21/44 .......... 222 257,288
Autonoria Spain
(a)(e)
:
Series 2021-SP, Class C, (EURIBOR 1
Month + 1.05%), 0.49%, 01/31/39 .... 2,100 2,433,914
Series 2021-SP, Class D, (EURIBOR 1
Month + 1.55%), 0.99%, 01/31/39 .... 800 927,201
Series 2021-SP, Class E, (EURIBOR 1
Month + 2.65%), 2.09%, 01/31/39 .... 600 695,392
Autonoria Spain 2021 FT, Series 2021-SP,
Class F, (EURIBOR 1 Month + 3.90%),
3.34%, 01/31/39
(a)(e)
................ 100 115,897
Azure Finance No. 2 plc, Series 2, Class C,
(SONIA1M IR + 3.00%), 3.05%, 07/20/30
(a)(e)
GBP 1,055 1,445,697
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (LIBOR USD 3 Month + 1.50%),
1.63%, 07/20/30
(a)(b)(c)
............... USD 1,350 1,344,066
Ballyrock CLO Ltd., Series 2016-1A, Class
CR2, (LIBOR USD 3 Month + 1.90%),
2.03%, 10/15/28
(a)(b)(c)
............... 2,250 2,246,442
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO X Ltd., Series 2016-10A, Class
A1R2, (LIBOR USD 3 Month + 1.17%),
1.30%, 01/25/35
(a)(b)(c)
............... USD 5,500 $ 5,497,256
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.32%,
07/15/34
(a)(b)
..................... 4,500 4,500,171
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 1.58%, 07/15/29
(a)(b)(c)
........ 8,400 8,391,195
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/20/29
(a)(b)(c)
... 1,350 1,349,037
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 1.22%, 04/20/31
(a)(b)(c)
........ 2,230 2,229,372
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
............... 461 461,300
BL Consumer Credit
(a)(e)
:
Series 2021-1, Class C, (EURIBOR 1 Month
+ 1.10%), 0.54%, 09/25/38 ......... EUR 528 612,258
Series 2021-1, Class D, (EURIBOR 1 Month
+ 1.65%), 1.09%, 09/25/38 ......... 681 793,860
Series 2021-1, Class E, (EURIBOR 1 Month
+ 2.85%), 2.29%, 09/25/38 ......... 356 416,949
BlueMountain CLO Ltd., Series 2012-2A,
Class AR2, (LIBOR USD 3 Month + 1.05%),
1.18%, 11/20/28
(a)(b)(c)
............... USD 9,235 9,232,731
BlueMountain Fuji US CLO III Ltd., Series
2017-3A, Class A2, (LIBOR USD 3 Month +
1.15%), 1.28%, 01/15/30
(a)(b)(c)
......... 250 250,000
Brex Commercial Charge Card Master Trust,
Series 2021-1, Class A, 2.09%, 07/15/24
(b)
. 2,130 2,152,156
Brignole Co. SRL, Series 2021, Class D,
(EURIBOR 1 Month + 1.60%), 1.05%,
07/24/36
(a)(e)
..................... EUR 100 115,920
Carlyle Global Market Strategies CLO Ltd.
(a)(b)(c)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.10%, 04/17/31 .... USD 3,988 3,997,159
Series 2014-5A, Class A1RR, (LIBOR USD
3 Month + 1.14%), 1.27%, 07/15/31 ... 5,996 5,992,089
CBAM Ltd., Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.03%, 02/12/30
(a)(b)
(c)
............................ 3,500 3,499,846
Cedar Funding II CLO Ltd., Series 2013-1A,
Class ARR, (LIBOR USD 3 Month + 1.08%),
1.21%, 04/20/34
(a)(b)(c)
............... 8,750 8,739,864
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
1.18%, 04/20/34
(a)(b)(c)
............... 26,890 26,812,199
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
1.47%, 05/29/32
(a)(b)(c)
............... 1,500 1,500,391
Chesapeake Funding II LLC
(b)(c)
:
Series 2019-1A, Class B, 3.11%, 04/15/31 . 5,230 5,302,872
Series 2019-1A, Class C, 3.36%, 04/15/31 . 4,930 5,002,850
Series 2019-1A, Class D, 3.80%, 04/15/31 . 6,630 6,742,433
Series 2020-1A, Class B, 1.24%, 08/16/32 . 1,170 1,182,557
Series 2020-1A, Class C, 2.14%, 08/16/32 . 720 735,877
CIFC Funding 2021-IV Ltd.
(a)(b)(c)
:
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 1.14%, 07/15/33 .... 5,000 4,993,046
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.58%), 1.67%, 07/15/33 .... 500 499,452
CIFC Funding Ltd.
(a)(b)(c)
:
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.26%, 10/17/30 .... 17,860 17,856,857

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.01%), 1.14%, 04/15/30 .... USD 27,350 $ 27,344,347
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 1.28%, 04/19/29 .... 8,500 8,415,933
College Avenue Student Loans LLC
(a)(b)
:
Series 2021-A, Class A1, (LIBOR USD 1
Month + 1.10%), 1.19%, 07/25/51 .... 480 483,890
Series 2021-B, Class A2, (LIBOR USD 1
Month + 0.00%), 0.89%, 06/25/52 .... 5,846 5,858,623
Credit Acceptance Auto Loan Trust
(b)
:
Series 2019-1A, Class A, 3.33%, 02/15/28 . 4,222 4,233,939
Series 2019-3A, Class A, 2.38%, 11/15/28 . 13,620 13,812,986
Series 2020-1A, Class A, 2.01%, 02/15/29 . 26,840 27,216,785
Series 2020-2A, Class A, 1.37%, 07/16/29 . 6,450 6,514,024
Series 2021-2A, Class A, 0.96%, 02/15/30 . 18,920 18,972,655
Crop, Series 2021-T1, Class A, 2.43%,
11/15/27
(b)
...................... 730 726,801
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
1.17%, 04/20/34
(a)(b)(c)
............... 5,750 5,746,446
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
1.83%, 10/15/30
(a)(b)(c)
............... 3,150 3,150,192
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (LIBOR USD 3 Month + 1.60%),
1.73%, 07/18/30
(a)(b)(c)
............... 3,250 3,249,990
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 1.73%,
07/18/30
(a)(b)(c)
.................... 500 499,999
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 1.26%,
05/20/34
(a)(b)(c)
.................... 1,000 998,258
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 1.24%,
05/20/34
(a)(b)(c)
.................... 750 747,850
Dryden XXV Senior Loan Fund, Series 2012-
25A, Class ARR, (LIBOR USD 3 Month +
0.90%), 1.03%, 10/15/27
(a)(b)(c)
......... 21,907 21,904,192
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.03%, 04/15/29
(a)(b)(c)
......... 13,577 13,575,261
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(a)(b)
..................... 6,241 6,463,866
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
...................... 640 642,457
Elmwood CLO II Ltd.
(a)(b)(c)
:
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.28%, 04/20/34 .... 27,000 26,986,125
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.78%, 04/20/34 .... 4,200 4,200,290
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
.... CAD 9,610 7,632,818
FCT Autonoria , Series 2019-1, Class E,
(EURIBOR 1 Month + 2.70%), 2.14%,
09/25/35
(a)(e)
..................... EUR 289 338,368
FCT Noria , Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 0.94%, 10/25/49
(a)(e)
... 900 1,043,705
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 1.26%,
07/19/34
(a)(b)(c)
.................... USD 8,500 8,504,344
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
...................... 573 572,136
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS RIALTO, Series 2021-FL2, Class A, (LIBOR
USD 1 Month + 1.22%), 1.30%, 04/16/28
(a)(b)
(c)
............................ USD 6,690 $ 6,687,598
FT Santander Consumer Spain Auto
(e)
:
Series 2020-1, Class B, (EURIBOR 3 Month
+ 0.95%), 0.41%, 03/20/33
(a)
........ EUR 757 879,827
Series 2020-1, Class C, (EURIBOR 3 Month
+ 1.95%), 1.41%, 03/20/33
(a)
........ 227 265,977
Series 2020-1, Class D, 3.50%, 03/20/33 .. 379 448,583
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.14%,
05/16/31
(a)(b)(c)
.................... USD 10,500 10,501,180
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (LIBOR USD 3 Month
+ 1.12%), 1.25%, 07/20/31
(a)(b)
......... 5,275 5,275,152
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.20%, 01/18/31
(a)(b)(c)
........ 3,815 3,814,994
GoodLeap Sustainable Home Solutions
Trust, Series 2021-4GS, Class A, 1.93%,
07/20/48
(b)
...................... 5,250 5,205,466
Gracie Point International Funding, Series
2020-B, Class A, (LIBOR USD 1 Month +
1.40%), 1.49%, 05/02/23
(a)(b)(c)
......... 5,840 5,883,968
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
1.31%, 07/15/34
(a)(b)(c)
............... 14,100 14,102,448
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.21%, 07/25/27
(a)(b)(c)
......... 1,833 1,833,240
Harley-Davidson Motorcycle Trust, Series 2020-
A, Class A3, 1.87%, 10/15/24 ......... 13,483 13,597,902
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/32
(a)(b)(c)
............... 1,000 1,005,709
KKR CLO 16 Ltd., Series 16, Class A2R,
(LIBOR USD 3 Month + 1.80%), 1.93%,
01/20/29
(a)(b)(c)
.................... 10,610 10,610,000
Lendmark Funding Trust
(b)
:
Series 2019-2A, Class A, 2.78%, 04/20/28 . 6,170 6,302,216
Series 2021-1A, Class A, 1.90%, 11/20/31 . 6,470 6,500,682
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(f)
........... 1,511 1,511,360
LoanCore Issuer Ltd.
(a)(b)(c)
:
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 1.21%, 05/15/28 .... 3,702 3,700,859
Series 2021-CRE5, Class A, (LIBOR USD 1
Month + 1.30%), 1.38%, 07/15/36 .... 5,310 5,315,998
Loanpal Solar Loan Ltd.
(b)(c)
:
Series 2020-2GF, Class A, 2.75%, 07/20/47 2,280 2,356,340
Series 2021-1GS, Class A, 2.29%, 01/20/48 3,314 3,348,487
Series 2021-2GS, Class A, 2.22%, 03/20/48 6,766 6,766,764
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 1.31%,
07/20/34
(a)(b)(c)
.................... 5,000 5,000,186
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
1.88%, 04/15/29
(a)(b)(c)
............... 5,000 4,998,449
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A2R2, (LIBOR USD 3 Month +
1.50%), 1.64%, 01/22/28
(a)(b)(c)
......... 15,900 15,820,848
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 1.78%, 04/25/29
(a)(b)(c)
......... 5,550 5,549,978

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 1.16%, 04/20/30
(a)(b)(c)
......... USD 1,400 $ 1,399,598
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 1.25%, 07/17/34
(a)(b)(c)
......... 3,000 2,996,423
Marathon CRE Ltd., Series 2018-FL1, Class
A, (LIBOR USD 1 Month + 1.15%), 1.23%,
06/15/28
(a)(b)(c)
.................... 1,103 1,103,869
Mariner Finance Issuance Trust
(b)
:
Series 2019-AA, Class A, 2.96%, 07/20/32 . 6,804 6,935,259
Series 2020-AA, Class A, 2.19%, 08/21/34 . 3,020 3,086,368
Series 2021-AA, Class B, 2.33%, 03/20/36 1,610 1,626,995
Series 2021-AA, Class C, 2.96%, 03/20/36 380 384,174
Series 2021-AA, Class D, 3.83%, 03/20/36 345 353,455
Mercury Financial Credit Card Master Trust,
Series 2021-1A, Class A, 1.54%, 03/20/26
(b)
8,260 8,283,146
Mill City Mortgage Loan Trust, Series 2016-1,
Class A1, (LIBOR USD 1 Month + 0.00%),
2.50%, 04/25/57
(a)(b)
................ 1,844 1,849,705
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
........... 10,882 11,573,349
Mosaic Solar Loan Trust
(b)
:
Series 2019-2A, Class A, 2.88%, 09/20/40 . 286 298,106
Series 2020-2A, Class B, 2.21%, 08/20/46 . 1,417 1,408,847
Series 2021-1A, Class B, 2.05%, 12/20/46 . 849 849,331
Navient Private Education Loan Trust, Series
2020-IA, Class A1B, (LIBOR USD 1 Month +
1.00%), 1.08%, 04/15/69
(a)(b)
.......... 14,941 15,073,798
Navient Private Education Refi Loan Trust
(b)
:
Series 2019-CA, Class A2, 3.13%, 02/15/68 3,556 3,643,215
Series 2019-EA, Class A2B, (LIBOR USD 1
Month + 0.92%), 1.00%, 05/15/68
(a)
... 12,612 12,685,434
Series 2019-GA, Class A, 2.40%, 10/15/68 1,266 1,289,810
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 0.98%, 11/15/68
(a)
... 1,480 1,491,679
Series 2021-A, Class A, 0.84%, 05/15/69 .. 1,896 1,893,004
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 1.26%, 04/15/60
(a)
......... 13,552 13,557,503
Series 2021-FA, Class A, 1.11%, 02/18/70 . 17,210 17,206,902
Navient Student Loan Trust, Series 2018-EA,
Class A2, 4.00%, 12/15/59
(b)
.......... 1,620 1,679,893
Nelnet Student Loan Trust
(b)
:
Series 2021-A, Class APT2, 1.36%,
04/20/62 ..................... 21,317 21,309,237
Series 2021-A, Class D, 4.93%, 04/20/62 . 1,150 1,166,257
Series 2021-BA, Class AFL, (LIBOR USD 1
Month + 0.78%), 0.87%, 04/20/62
(a)
... 13,946 13,968,381
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ..................... 20,786 20,796,486
Series 2021-CA, Class AFL, (LIBOR USD 1
Month + 0.74%), 0.83%, 04/20/62
(a)
... 15,540 15,561,196
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ARR, (LIBOR USD 3 Month +
1.16%), 1.30%, 07/15/34
(a)(b)(c)
......... 20,000 20,007,128
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 1.24%, 07/16/35
(a)(b)(c)
... 4,000 3,990,663
Newday Funding Master Issuer plc, Series
2021-1X, Class B, (SONIA1M IR + 1.55%),
1.60%, 03/15/29
(a)(e)
................ GBP 775 1,050,637
NLY Commercial Mortgage Trust, Series
2019-FL2, Class A, (LIBOR USD 1 Month +
1.30%), 1.38%, 02/15/36
(a)(b)
.......... USD 4,621 4,620,679
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ocean Trails CLO VI, Series 2016-6A, Class
BRR, (LIBOR USD 3 Month + 1.45%),
1.58%, 07/15/28
(a)(b)(c)
............... USD 11,000 $ 10,986,112
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (LIBOR USD 3 Month +
1.95%), 2.08%, 03/17/30
(a)(b)(c)
......... 4,200 4,199,980
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 1.32%, 01/20/31
(a)(b)(c)
......... 2,400 2,400,036
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 1.26%, 07/20/34
(a)(b)(c)
......... 8,895 8,889,734
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 1.48%, 07/19/30
(a)(b)(c)
........ 1,750 1,751,841
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (LIBOR USD 3 Month
+ 1.10%), 1.23%, 01/25/31
(a)(b)(c)
........ 1,750 1,750,001
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
1.28%, 04/21/34
(a)(b)(c)
............... 11,300 11,294,485
OneMain Direct Auto Receivables Trust, Series
2018-1A, Class A, 3.43%, 12/16/24
(b)
.... 3,133 3,140,510
OneMain Financial Issuance Trust, Series
2018-1A, Class A, 3.30%, 03/14/29
(b)
.... 2,315 2,320,718
Oportun Issuance Trust, Series 2021-B, Class
C, 3.65%, 05/08/31
(b)
............... 370 371,682
Palmer Square CLO Ltd.
(a)(b)(c)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 1.26%, 01/17/31 .... 15,000 15,003,621
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 1.26%, 05/21/34 .... 1,500 1,508,288
Palmer Square Loan Funding Ltd.
(a)(b)(c)
:
Series 2018-5A, Class A1, (LIBOR USD 3
Month + 0.85%), 0.98%, 01/20/27 .... 5,951 5,951,159
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.25%), 2.38%, 04/20/27 .... 3,450 3,451,221
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 0.98%, 07/20/27
(a)(b)
(c)
............................ 1,893 1,893,380
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (LIBOR USD 3
Month + 1.25%), 1.38%, 10/20/31
(a)(b)(c)
... 10,000 10,001,061
PCL Funding IV plc, Series 2020-1, Class C,
(SONIA1M IR + 2.20%), 2.25%, 09/15/24
(a)(e)
GBP 230 312,454
PCL Funding V plc, Series 2021-1, Class C,
(SONIA1M IR + 1.70%), 1.75%, 10/15/25
(a)(e)
116 156,971
PFS Financing Corp.
(b)
:
Series 2019-A, Class A1, (LIBOR USD 1
Month + 0.55%), 0.63%, 04/15/24
(a)
... USD 8,480 8,498,733
Series 2019-A, Class A2, 2.86%, 04/15/24 . 10,780 10,929,917
Series 2020-F, Class A, 0.93%, 08/15/24 .. 3,840 3,860,751
Series 2020-G, Class A, 0.97%, 02/15/26 . 6,800 6,839,666
Series 2021-A, Class A, 0.71%, 04/15/26 .. 4,740 4,729,826
PPM CLO 4 Ltd., Series 2020-4A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.03%,
10/18/31
(a)(b)(c)
.................... 6,500 6,500,000
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 1.34%,
07/25/51
(a)(b)(c)
.................... 4,240 4,254,559
Recette CLO Ltd., Series 2015-1A, Class ARR,
(LIBOR USD 3 Month + 1.08%), 1.21%,
04/20/34
(a)(b)(c)
.................... 10,000 9,994,230
Red & Black Auto Germany 8 UG, Series 8,
Class C, (EURIBOR 1 Month + 0.95%),
0.00%, 09/15/30
(a)(e)
................ EUR 400 463,417

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regional Management Issuance Trust
(b)
:
Series 2019-1, Class A, 3.05%, 11/15/28 .. USD 5,930 $ 5,990,117
Series 2020-1, Class A, 2.34%, 10/15/30 .. 2,430 2,479,110
Series 2021-2, Class A, 1.90%, 08/15/33 .. 5,706 5,658,174
Republic Finance Issuance Trust
(b)
:
Series 2019-A, Class A, 3.43%, 11/22/27 .. 7,710 7,775,564
Series 2020-A, Class A, 2.47%, 11/20/30 .. 2,910 2,988,353
Rockford Tower CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month + 1.17%),
1.25%, 07/20/34
(a)(b)(c)
............... 10,750 10,744,141
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 1.23%, 07/15/35
(a)(b)
5,500 5,501,156
Santander Drive Auto Receivables Trust:
Series 2020-2, Class B, 0.96%, 11/15/24 .. 2,810 2,818,347
Series 2020-2, Class C, 1.46%, 09/15/25 .. 9,680 9,779,597
SC Germany SA Compartment Consumer
(a)(e)
:
Series 2020-1, Class C, (EURIBOR 1 Month
+ 1.75%), 1.19%, 11/14/34 ......... EUR 3,900 4,575,033
Series 2020-1, Class D, (EURIBOR 1 Month
+ 2.50%), 1.94%, 11/14/34 ......... 1,600 1,878,701
Sesac Finance LLC, Series 2019-1, Class A2,
5.22%, 07/25/49
(b)
................. USD 2,999 3,180,911
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.78%,
04/20/33
(a)(b)(c)
.................... 2,500 2,491,636
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.37%,
07/20/30
(a)(b)(c)
.................... 5,000 5,002,561
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
1.23%, 07/20/34
(a)(b)(c)
............... 32,000 32,044,746
SLM Private Credit Student Loan Trust
(a)
:
Series 2004-A, Class A3, (LIBOR USD 3
Month + 0.40%), 0.52%, 06/15/33 .... 994 985,154
Series 2004-B, Class A3, (LIBOR USD 3
Month + 0.33%), 0.45%, 03/15/24 .... 1,094 1,091,832
Series 2005-A, Class A4, (LIBOR USD 3
Month + 0.31%), 0.43%, 12/15/38 .... 7,909 7,794,928
Series 2005-B, Class A4, (LIBOR USD 3
Month + 0.33%), 0.45%, 06/15/39 .... 6,771 6,638,612
Series 2007-A, Class A4A, (LIBOR USD 3
Month + 0.24%), 0.36%, 12/16/41 .... 4,759 4,694,658
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 4.83%, 10/15/41
(a)(b)
.......... 18,630 20,865,367
SLM Student Loan Trust, Series 2013-4, Class
A, (LIBOR USD 1 Month + 0.55%), 0.64%,
06/25/43
(a)
...................... 4,651 4,651,076
SMB Private Education Loan Trust
(b)
:
Series 2015-A, Class A2A, 2.49%, 06/15/27 1,063 1,067,309
Series 2018-B, Class A2B, (LIBOR USD 1
Month + 0.72%), 0.80%, 01/15/37
(a)
... 7,839 7,869,876
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.83%), 0.91%, 09/15/37
(a)
... 1,410 1,414,372
Series 2021-A, Class APL, 0.77%, 01/15/53 20,375 20,412,585
Series 2021-A, Class B, 2.31%, 01/15/53 .. 3,930 3,982,201
Series 2021-B, Class A, 1.31%, 07/17/51 .. 14,404 14,397,360
Series 2021-C, Class APT1, 1.39%,
01/15/53 ..................... 8,487 8,463,831
Series 2021-C, Class D, 3.93%, 01/15/53
(f)
400 400,000
SoFi Professional Loan Program LLC
(b)
:
Series 2016-A, Class A2, 2.76%, 12/26/36 . 1,011 1,018,274
Series 2016-C, Class A2B, 2.36%, 12/27/32 457 460,408
Series 2016-D, Class A2B, 2.34%, 04/25/33 724 736,133
Series 2016-E, Class A2B, 2.49%, 01/25/36 234 235,633
Series 2018-A, Class A2B, 2.95%, 02/25/42 4,047 4,118,601
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 ..................... USD 4,141 $ 4,274,884
SoFi Professional Loan Program Trust
(b)
:
Series 2018-C, Class A2FX, 3.59%,
01/25/48 ..................... 2,899 2,990,311
Series 2020-A, Class A2FX, 2.54%,
05/15/46 ..................... 12,040 12,356,889
Series 2021-A, Class AFX, 1.03%, 08/17/43 3,896 3,891,184
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.19%, 01/23/29
(a)(b)(c)
............... 1,500 1,499,350
Soundview Home Loan Trust, Series 2003-2,
Class A2, (LIBOR USD 1 Month + 1.30%),
1.39%, 11/25/33
(a)
................. 222 222,417
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
.... 8,232 8,300,509
Springleaf Funding Trust, Series 2017-AA,
Class A, 2.68%, 07/15/30
(b)
........... 1,221 1,222,305
TAGUS- Sociedade de Titularizacao de Creditos
SA, Series 2, Class D, (EURIBOR 1 Month +
2.85%), 2.30%, 09/20/38
(a)(e)
.......... EUR 900 1,042,513
Towd Point Mortgage Trust
(a)(b)
:
Series 2016-3, Class A1, 2.25%, 04/25/56 . USD 1,172 1,174,495
Series 2016-4, Class A1, 2.25%, 07/25/56 . 3,203 3,223,868
Transportation Finance Equipment Trust, Series
2019-1, Class A3, 1.85%, 04/24/23
(b)
..... 11,190 11,273,881
Treman Park CLO Ltd., Series 2015-1A, Class
ARR, (LIBOR USD 3 Month + 1.07%),
1.20%, 10/20/28
(a)(b)(c)
............... 18,716 18,714,863
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
1.53%, 10/18/31
(a)(b)(c)
............... 1,250 1,250,018
Tryon Park CLO Ltd., Series 2013-1A, Class
A1SR, (LIBOR USD 3 Month + 0.89%),
1.02%, 04/15/29
(a)(b)(c)
............... 4,855 4,854,576
Turbo Finance plc, Series 9, Class B,
(SONIA1M IR + 1.65%), 1.70%, 08/20/28
(a)(e)
GBP 1,590 2,165,032
Upstart Pass-Through Trust
(b)
:
Series 2021-ST3, Class A, 2.00%, 05/20/27 USD 1,278 1,282,103
Series 2021-ST5, Class A, 2.00%, 07/20/27 158 158,142
Series 2021-ST7, Class A, 1.85%, 09/20/29 6,471 6,465,458
Verizon Owner Trust, Series 2020-A, Class
A1A, 1.85%, 07/22/24 .............. 9,930 10,060,804
Voya CLO Ltd., Series 2017-1A, Class A1R,
(LIBOR USD 3 Month + 0.95%), 1.08%,
04/17/30
(a)(b)(c)
.................... 2,250 2,249,494
Total Asset-Backed Securities — 15.3%
(Cost: $1,311,781,015) ............................ 1,317,725,276
Corporate Bonds — 31.0%
Aerospace & Defense — 0.3%
Boeing Co. (The):
2.70%, 05/01/22 .................. 4,580 4,638,678
2.20%, 02/04/26 .................. 4,800 4,835,384
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 237 245,591
L3Harris Technologies, Inc., 3.85%, 06/15/23 . 1,194 1,258,005
Raytheon Technologies Corp., 3.65%, 08/16/23 37 39,083
Rolls-Royce plc, 5.75%, 10/15/27
(b)(c)
...... 1,043 1,152,515
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 424 448,380
TransDigm , Inc.:
8.00%, 12/15/25
(b)
................. 2,785 2,969,506
6.25%, 03/15/26
(b)
................. 6,686 6,970,155
6.38%, 06/15/26 .................. 276 284,738
7.50%, 03/15/27 .................. 117 122,558

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... USD 840 $ 924,000
23,888,593
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)(c)
......... 783 790,086
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................. 1,875 2,320,313
5.50%, 04/20/26 .................. 1,449 1,522,746
Avianca Holdings SA, 9.00%, 03/31/22
(c)
.... 2,913 2,904,287
Gol Finance SA, 7.00%, 01/31/25
(b)(c)
...... 610 577,899
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 644 673,785
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
993 1,079,808
Northwest Airlines Pass-Through Trust, Series
2002-1, Class G-2, 6.26%, 11/20/21 ..... 171 170,788
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
110 123,623
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 948 1,004,156
Series 2020-1, Class A, 5.88%, 10/15/27 . 5,626 6,295,804
United Airlines, Inc., 4.38%, 04/15/26
(b)
..... 1,196 1,227,395
18,690,690
Auto Components — 0.2%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 233 251,640
Clarios Global LP
(b)
:
6.75%, 05/15/25 .................. 2,580 2,721,900
6.25%, 05/15/26 .................. 2,865 3,010,112
Conti-Gummi Finance BV, 1.13%, 09/25/24
(e)
. EUR 2,240 2,676,257
Denso Corp., 1.24%, 09/16/26
(c)(e)
........ USD 2,050 2,035,069
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ...................... 69 75,728
Icahn Enterprises LP:
4.75%, 09/15/24 .................. 100 104,000
6.38%, 12/15/25 .................. 485 497,610
6.25%, 05/15/26 .................. 112 117,040
5.25%, 05/15/27 .................. 1,305 1,353,937
Nemak SAB de CV, 3.63%, 06/28/31
(b)(c)
.... 1,585 1,569,150
ZF Finance GmbH, 3.00%, 09/21/25
(e)
..... EUR 2,700 3,291,741
ZF North America Capital, Inc., 4.50%,
04/29/22
(b)(c)
.................... USD 2,431 2,464,426
20,168,610
Automobiles — 1.1%
BMW Finance NV, 0.00%, 04/14/23
(e)
...... EUR 6,120 7,125,753
Daimler International Finance BV, 0.25%,
11/06/23
(e)
..................... 1,970 2,301,935
General Motors Co., 5.40%, 10/02/23 ..... USD 4,920 5,365,550
Hyundai Capital America, 1.65%, 09/17/26
(b)
. 8,000 7,928,832
Kia Corp., 1.75%, 10/16/26
(c)(e)
.......... 1,950 1,950,858
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26
(b)
..................... 21,000 21,049,124
Nissan Motor Co. Ltd.:
3.04%, 09/15/23
(b)(c)
................ 12,483 12,985,645
3.52%, 09/17/25
(b)(c)
................ 10,047 10,681,569
2.65%, 03/17/26
(e)
................. EUR 2,440 3,063,761
4.35%, 09/17/27
(c)(e)
................ USD 1,996 2,192,928
4.35%, 09/17/27
(b)(c)
................ 5,300 5,822,907
RCI Banque SA, 0.75%, 04/10/23
(e)
....... EUR 9,855 11,531,064
Stellantis NV, 3.38%, 07/07/23
(e)
......... 3,250 3,964,171
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
... USD 500 503,125
Volkswagen Group of America Finance LLC,
2.70%, 09/26/22
(b)(c)
............... 2,145 2,193,362
98,660,584
Banks — 6.4%
ABQ Finance Ltd.
(c)(e)
:
1.88%, 09/08/25 .................. 3,645 3,640,444
2.00%, 07/06/26 .................. 1,850 1,836,125
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Bradesco SA, 2.85%, 01/27/23
(b)(c)
... USD 19,500 $ 19,841,250
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)(c)
........ 690 678,787
Banco de Sabadell SA
(e)
:
0.88%, 07/22/25 .................. EUR 1,500 1,773,523
(EUR Swap Annual 1 Year + 0.97%), 0.63%,
11/07/25
(a)
.................... 1,900 2,223,177
(EUR Swap Annual 1 Year + 1.55%), 1.12%,
03/11/27
(a)
.................... 700 833,273
Banco do Brasil SA, 4.75%, 03/20/24
(c)(e)
.... USD 920 977,672
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)(c)
............... 1,025 1,045,244
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
(c)
.......................... 1,305 1,245,786
Banco Santander SA
(c)
:
2.75%, 05/28/25 .................. 10,800 11,328,849
1.85%, 03/25/26 .................. 15,000 15,192,967
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
............... 3,000 2,986,059
Bancolombia SA, 3.00%, 01/29/25
(c)
...... 690 697,461
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(c)(e)
....... 1,798 1,832,274
Bank Negara Indonesia Persero Tbk. PT,
3.75%, 03/30/26
(c)(e)
............... 700 715,827
Bank of America Corp.
(a)
:
(SOFR + 0.91%), 0.98%, 09/25/25 ...... 16,700 16,723,046
(SOFR + 1.15%), 1.32%, 06/19/26 ...... 7,605 7,603,142
(SOFR + 1.01%), 1.20%, 10/24/26 ...... 16,100 15,979,020
Series N, (SOFR + 0.91%), 1.66%, 03/11/27 13,500 13,577,491
(SOFR + 0.96%), 1.73%, 07/22/27 ...... 29,555 29,676,614
Banque Federative du Credit Mutuel SA
(e)
:
0.13%, 02/05/24 .................. EUR 3,400 3,973,638
2.63%, 03/18/24 .................. 500 620,058
Barclays plc:
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)(c)
................... USD 6,970 7,076,499
3.65%, 03/16/25
(c)
................. 7,610 8,177,359
(EUR Swap Annual 1 Year + 3.70%), 3.38%,
04/02/25
(a)(e)
................... EUR 1,700 2,130,715
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)(c)
................... USD 565 606,353
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)(b)(c)
......... 561 615,277
BNP Paribas SA
(a)
:
(SOFR + 1.00%), 1.32%, 01/13/27
(b)(c)
... 13,856 13,623,358
(EURIBOR 3 Month + 0.70%), 0.25%,
04/13/27
(e)
.................... EUR 5,700 6,570,057
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.03%), 3.88%, 07/26/27
(a)(c)(e)
........ USD 1,859 1,869,805
CIT Group, Inc., (SOFR + 3.83%), 3.93%,
06/19/24
(a)
..................... 4,726 4,942,758
Citigroup, Inc.
(a)
:
(SOFR + 0.67%), 0.98%, 05/01/25 ...... 13,490 13,533,688
(SOFR + 2.84%), 3.11%, 04/08/26 ...... 12,805 13,595,709
(SOFR + 0.77%), 1.46%, 06/09/27 ...... 18,655 18,545,064
CMB Wing Lung Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 3.75%, 11/22/27
(a)(c)(e)
........ 3,725 3,788,558
Commerzbank AG, (EURIBOR 3 Month +
1.30%), 0.75%, 03/24/26
(a)(e)
.......... EUR 800 944,658

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Credit Agricole SA, (SOFR + 0.89%), 1.25%,
01/26/27
(a)(b)(c)
................... USD 19,330 $ 19,056,821
Credit Mutuel Arkea SA, 0.01%, 01/28/26
(e)
.. EUR 2,700 3,120,802
Dah Sing Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.55%), 4.25%, 11/30/26
(a)(c)(e)
......... USD 1,854 1,862,459
Danske Bank A/S
(a)(b)(c)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
0.98%, 09/10/25 ................ 9,415 9,399,205
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26 ................ 20,650 20,652,369
Doha Finance Ltd., 2.38%, 03/31/26
(c)(e)
.... 900 912,375
HSBC Holdings plc, (SOFR + 1.40%), 2.63%,
11/07/25
(a)(c)
.................... 5,159 5,381,180
ICICI Bank Ltd.
(c)(e)
:
4.00%, 03/18/26 .................. 2,001 2,157,703
3.80%, 12/14/27 .................. 2,900 3,120,763
ING Groep NV:
1.00%, 09/20/23
(e)
................. EUR 4,500 5,342,889
(EURIBOR 3 Month + 0.60%), 0.10%,
09/03/25
(a)(e)
................... 1,700 1,974,327
(SOFR + 1.01%), 1.73%, 04/01/27
(a)(c)
... USD 4,530 4,555,678
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)(c)
950 952,308
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
.................... 27,900 29,494,571
1.50%, 01/27/25
(e)
................. EUR 1,855 2,262,515
(SOFR + 1.85%), 2.08%, 04/22/26
(a)
.... USD 20,755 21,347,793
(SOFR + 0.89%), 1.58%, 04/22/27
(a)
.... 17,100 17,134,679
KBC Group NV, 1.13%, 01/25/24
(e)
....... EUR 3,800 4,541,925
Lloyds Banking Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.10%), 1.33%, 06/15/23
(a)(c)
........ USD 4,950 4,981,793
Mizuho Financial Group, Inc., 0.52%,
06/10/24
(e)
..................... EUR 4,565 5,376,947
NatWest Group plc
(c)
:
3.88%, 09/12/23 .................. USD 8,585 9,102,173
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
............... 9,520 9,768,785
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27
(a)
............... 12,340 12,339,179
NatWest Markets plc, 1.60%, 09/29/26
(b)(c)
... 10,970 10,964,015
Nordea Bank Abp, 1.50%, 09/30/26
(b)(c)
..... 16,300 16,251,589
Samba Funding Ltd., 2.90%, 01/29/27
(c)(e)
... 3,847 4,023,241
Santander Holdings USA, Inc., 3.50%, 06/07/24 3,000 3,186,904
Santander UK Group Holdings plc
(c)
:
3.57%, 01/10/23 .................. 1,715 1,729,759
(LIBOR USD 3 Month + 1.08%), 3.37%,
01/05/24
(a)
.................... 3,715 3,837,201
Shinhan Bank Co. Ltd., 3.75%, 09/20/27
(c)(e)
.. 662 721,083
Societe Generale SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
1.00%), 1.79%, 06/09/27
(a)(b)(c)
......... 10,585 10,527,557
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 0.78%), 0.99%, 01/12/25
(a)(b)(c)
........ 2,770 2,760,356
State Bank of India, 4.50%, 09/28/23
(c)(e)
.... 2,900 3,091,487
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)(c)
.... 8,100 8,062,609
Toronto-Dominion Bank (The), 0.38%,
04/25/24
(e)
..................... EUR 2,625 3,082,075
Security
Par (000)
Par (000) Value
Banks (continued)
UniCredit SpA :
6.95%, 10/31/22
(e)
................. EUR 6,430 $ 7,990,717
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)(c)
............. USD 4,475 4,549,934
Virgin Money UK plc, (EUR Swap Annual 1 Year
+ 0.85%), 0.38%, 05/27/24
(a)(e)
........ EUR 2,350 2,744,172
Wells Fargo & Co., 3.75%, 01/24/24 ...... USD 18,005 19,248,716
548,632,239
Beverages — 0.2%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)(c)
............... 1,063 1,080,274
Asahi Group Holdings Ltd.
(e)
:
0.01%, 04/19/24 .................. EUR 2,062 2,396,013
0.16%, 10/23/24 .................. 1,200 1,398,499
1.15%, 09/19/25 .................. 1,700 2,054,619
Central American Bottling Corp., 5.75%,
01/31/27
(b)(c)
.................... USD 1,990 2,041,989
Coca-Cola Femsa SAB de CV, 1.85%,
09/01/32
(c)
..................... 410 387,270
Pernod Ricard SA, 0.00%, 10/24/23
(e)
..... EUR 3,600 4,191,344
13,550,008
Biotechnology — 0.3%
AbbVie, Inc.:
1.50%, 11/15/23 .................. 5,760 6,902,017
1.25%, 06/01/24 .................. 1,305 1,560,648
2.95%, 11/21/26 .................. USD 13,915 14,904,997
23,367,662
Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 ..... 1,765 1,828,532
CRH Finland Services OYJ, 0.88%, 11/05/23
(e)
EUR 1,670 1,976,345
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... USD 468 500,760
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
...... 243 256,365
National Central Cooling Co. PJSC, 2.50%,
10/21/27
(c)(e)
.................... 1,838 1,844,892
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28
(b)
..................... 111 112,249
6,519,143
Capital Markets — 1.7%
CICC Hong Kong Finance 2016 MTN Ltd.,
2.00%, 01/26/26
(c)(e)
............... 2,500 2,479,225
Coinbase Global, Inc., 3.38%, 10/01/28
(b)
... 367 352,625
Credit Suisse Group AG
(b)(c)
:
3.57%, 01/09/23 .................. 8,565 8,635,250
(SOFR + 0.98%), 1.31%, 02/02/27
(a)
.... 12,265 11,986,048
Deutsche Bank AG
(a)
:
(SOFR + 1.13%), 1.45%, 04/01/25
(c)
..... 7,780 7,833,734
(EURIBOR 3 Month + 1.60%), 1.00%,
11/19/25
(e)
.................... EUR 2,700 3,194,631
Goldman Sachs Group, Inc. (The)
(a)
:
(EURIBOR 3 Month + 0.55%), 0.00%,
04/21/23
(e)
.................... 4,890 5,675,724
(SOFR + 0.80%), 1.43%, 03/09/27 ...... USD 7,500 7,479,375
Guotai Junan International Holdings Ltd.,
2.00%, 03/03/26
(c)(e)
............... 570 564,448
Haitong International Securities Group Ltd.,
3.13%, 05/18/25
(c)(e)
............... 2,849 2,949,249
Huarong Finance Co. Ltd., 4.25%, 11/07/27
(c)(e)
2,971 2,740,747
Korea Investment & Securities Co. Ltd., 2.13%,
07/19/26
(c)(e)
.................... 1,700 1,700,918
Macquarie Bank Ltd., 4.88%, 06/10/25
(c)(e)
... 2,091 2,316,227
Mirae Asset Securities Co. Ltd.
(c)(e)
:
1.38%, 07/07/24 .................. 1,500 1,503,525
2.63%, 07/30/25 .................. 2,841 2,908,119

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley, (SOFR + 1.99%), 2.19%,
04/28/26
(a)
..................... USD 27,640 $ 28,538,402
OMERS Finance Trust, 1.10%, 03/26/26
(b)(c)
.. 17,380 17,389,584
SURA Asset Management SA, 4.88%,
04/17/24
(b)(c)
.................... 1,290 1,388,604
UBS AG, 0.75%, 04/21/23
(e)
........... EUR 4,405 5,183,713
UBS Group AG
(a)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)(c)
................... USD 5,810 5,932,347
(EUR Swap Annual 1 Year + 0.55%), 0.25%,
01/29/26
(e)
.................... EUR 2,640 3,076,025
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)(c)
.............. USD 15,780 15,597,281
Volvo Treasury AB
(e)
:
0.10%, 05/24/22 .................. EUR 240 278,773
0.00%, 02/11/23 .................. 940 1,093,248
XP, Inc., 3.25%, 07/01/26
(b)(c)
........... USD 2,115 2,056,838
142,854,660
Chemicals — 0.6%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ...................... 865 880,715
Alpek SAB de CV, 3.25%, 02/25/31
(b)(c)
..... 200 201,850
Arkema SA, 0.13%, 10/14/26
(e)
.......... EUR 800 932,828
Axalta Coating Systems LLC, 4.75%,
06/15/27
(b)
..................... USD 704 733,920
BASF SE
(e)
:
2.00%, 12/05/22 .................. EUR 4,520 5,385,222
0.10%, 06/05/23 .................. 3,500 4,081,713
Covestro AG, 0.88%, 02/03/26
(e)
......... 1,430 1,707,757
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. USD 959 968,590
Equate Petrochemical BV
(c)
:
4.25%, 11/03/26
(e)
................. 3,037 3,342,218
4.25%, 11/03/26
(b)
................. 1,039 1,143,420
2.63%, 04/28/28
(b)
................. 306 307,148
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,571 1,606,347
Herens Midco SARL, 4.75%, 05/15/28
(b)(c)
... 696 699,480
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
..................... 21,372 21,195,987
LYB International Finance III LLC, 1.25%,
10/01/25 ...................... 3,915 3,911,650
Orbia Advance Corp. SAB de CV, 1.88%,
05/11/26
(b)(c)
.................... 735 733,449
Phosagro OAO, 3.05%, 01/23/25
(b)(c)
...... 590 610,761
Sasol Financing USA LLC
(c)
:
4.38%, 09/18/26 .................. 620 627,471
5.50%, 03/18/31 .................. 1,015 1,035,554
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(b)
.. 356 357,780
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51
(b)(c)
............... 1,606 1,540,154
SPCM SA, 3.13%, 03/15/27
(b)(c)
......... 200 200,240
52,204,254
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The), 4.13%, 06/15/23 .. 396 414,323
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 4,698 4,967,102
4.63%, 06/01/28 .................. 1,944 1,939,798
APX Group, Inc., 6.75%, 02/15/27
(b)
....... 483 513,115
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 .................. 2,329 2,383,615
6.38%, 05/01/25 .................. 1,908 2,005,785
5.00%, 02/01/28 .................. 1,018 1,045,995
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 40 41,800
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Garda World Security Corp., 4.63%, 02/15/27
(b)
(c)
.......................... USD 695 $ 695,000
GFL Environmental, Inc.
(b)(c)
:
4.25%, 06/01/25 .................. 226 233,062
3.75%, 08/01/25 .................. 361 371,379
5.13%, 12/15/26 .................. 3,143 3,300,496
4.00%, 08/01/28 .................. 96 95,280
GLP China Holdings Ltd.
(c)(e)
:
4.97%, 02/26/24 .................. 1,965 2,091,251
2.95%, 03/29/26 .................. 1,320 1,323,696
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 303 310,575
Madison IAQ LLC, 4.13%, 06/30/28
(b)
...... 135 135,000
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. 179 190,913
5.75%, 04/15/26 .................. 1,242 1,343,546
3.38%, 08/31/27 .................. 221 212,023
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... 210 219,287
23,833,041
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 814 824,175
CommScope , Inc.:
6.00%, 03/01/26 .................. 1,748 1,815,001
8.25%, 03/01/27 .................. 184 192,597
ViaSat, Inc., 5.63%, 04/15/27 .......... 2,926 3,050,355
5,882,128
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)(c)
.................... 530 553,287
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(c)(e)
............... 800 817,900
Heathrow Funding Ltd., 1.50%, 10/12/25
(e)
.. EUR 6,045 7,311,094
Mexico City Airport Trust, 4.25%, 10/31/26
(b)(c)
. USD 2,080 2,210,260
10,892,541
Construction Materials — 0.1%
Cemex SAB de CV
(b)(c)
:
5.20%, 09/17/30 .................. 1,455 1,562,743
3.88%, 07/11/31 .................. 373 372,291
Holcim Finance Luxembourg SA, 0.13%,
07/19/27
(e)
..................... EUR 1,900 2,178,671
Inversiones CMPC SA, 3.85%, 01/13/30
(b)(c)
.. USD 1,170 1,232,888
5,346,593
Consumer Finance — 2.1%
AerCap Ireland Capital DAC
(c)
:
3.95%, 02/01/22 .................. 7,750 7,814,818
3.50%, 05/26/22 .................. 21,035 21,386,789
4.63%, 07/01/22 .................. 4,515 4,649,539
2.88%, 08/14/24 .................. 9,600 10,001,448
Azure Nova International Finance Ltd., 4.25%,
03/21/27
(c)(e)
.................... 4,046 4,436,682
CDBL Funding 1, 3.50%, 10/24/27
(c)(e)
..... 3,938 4,156,874
FCA Bank SpA
(e)
:
0.50%, 09/18/23 .................. EUR 2,474 2,894,874
0.13%, 11/16/23 .................. 810 941,741
0.00%, 04/16/24 .................. 1,250 1,448,563
Ford Motor Credit Co. LLC:
3.34%, 03/28/22 .................. USD 8,532 8,580,035
3.35%, 11/01/22 .................. 357 363,287
4.14%, 02/15/23 .................. 10,234 10,491,897
3.37%, 11/17/23 .................. 22,661 23,225,259
3.81%, 01/09/24 .................. 1,213 1,252,422
5.13%, 06/16/25 .................. 779 846,189

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.38%, 11/13/25 .................. USD 221 $ 227,078
2.70%, 08/10/26 .................. 3,218 3,224,436
4.13%, 08/17/27 .................. 200 212,100
3.82%, 11/02/27 .................. 200 207,500
2.90%, 02/16/28 .................. 627 626,216
General Motors Financial Co., Inc.:
4.20%, 11/06/21 .................. 14,325 14,375,543
4.00%, 01/15/25 .................. 3,800 4,113,816
Hyundai Capital Services, Inc., 3.63%,
08/29/27
(c)(e)
.................... 3,020 3,293,310
Manappuram Finance Ltd., 5.90%, 01/13/23
(c)(e)
1,000 1,026,437
Muthoot Finance Ltd.
(c)
:
6.13%, 10/31/22
(b)
................. 1,110 1,143,508
4.40%, 09/02/23
(e)
................. 800 812,400
Navient Corp.:
7.25%, 09/25/23 .................. 62 67,612
6.13%, 03/25/24 .................. 181 193,806
6.75%, 06/15/26 .................. 296 326,674
OneMain Finance Corp.:
6.88%, 03/15/25 .................. 145 162,944
7.13%, 03/15/26 .................. 926 1,073,003
3.50%, 01/15/27 .................. 372 372,167
6.63%, 01/15/28 .................. 800 920,000
PACCAR Financial Europe BV, 0.00%,
03/01/26
(e)
..................... EUR 6,600 7,654,590
PSA Banque France SA, 0.00%, 01/22/25
(e)
.. 2,100 2,430,102
Shriram Transport Finance Co. Ltd.
(c)(e)
:
5.95%, 10/24/22 .................. USD 667 677,755
5.10%, 07/16/23 .................. 1,000 1,016,438
Synchrony Financial, 4.50%, 07/23/25 ..... 9,360 10,335,747
Volkswagen Bank GmbH, 1.88%, 01/31/24
(e)
. EUR 7,000 8,462,595
Volkswagen Leasing GmbH
(e)
:
1.00%, 02/16/23 .................. 9,800 11,532,438
0.38%, 07/20/26 .................. 1,020 1,183,608
178,162,240
Containers & Packaging — 0.6%
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(b)
..................... USD 1,783 1,850,754
Ball Corp., 5.25%, 07/01/25 ........... 12,214 13,633,877
CANPACK SA, 3.13%, 11/01/25
(b)(c)
....... 471 479,095
Crown Americas LLC:
4.75%, 02/01/26 .................. 1,175 1,210,955
4.25%, 09/30/26 .................. 280 300,129
Graphic Packaging International LLC, 4.88%,
11/15/22 ...................... 389 400,670
Klabin Austria GmbH, 3.20%, 01/12/31
(b)(c)
... 1,040 993,200
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 2,404 2,425,035
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)(c)
.................... 2,157 2,119,253
Sealed Air Corp.
(b)
:
5.13%, 12/01/24 .................. 5,330 5,789,712
4.00%, 12/01/27 .................. 123 130,983
SIG Combibloc PurchaseCo SARL:
1.88%, 06/18/23 .................. EUR 10,105 12,045,512
2.13%, 06/18/25
(e)
................. 1,295 1,584,112
Smurfit Kappa Treasury ULC, 1.50%,
09/15/27
(e)
..................... 2,800 3,438,826
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)(d)
................... USD 3,616 3,787,073
WRKCo, Inc., 3.75%, 03/15/25 .......... 2,210 2,391,642
52,580,828
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.0%
(b)
Graham Holdings Co., 5.75%, 06/01/26 .... USD 1,323 $ 1,381,609
Sotheby's, 7.38%, 10/15/27 ............ 1,736 1,835,820
3,217,429
Diversified Financial Services — 0.2%
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 396 401,445
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
..................... 450 448,763
Ocean Laurel Co. Ltd., 2.38%, 10/20/25
(c)(e)
.. 3,612 3,528,744
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)(c)
....... 286 287,573
Petronas Capital Ltd., 3.50%, 04/21/30
(b)(c)
... 1,954 2,115,068
REC Ltd.
(c)(e)
:
2.25%, 09/01/26 .................. 575 561,811
3.88%, 07/07/27 .................. 2,511 2,635,451
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. 812 938,502
7.38%, 09/01/25 .................. 420 447,636
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 687 717,056
Siemens Financieringsmaatschappij NV, 0.38%,
09/06/23
(e)
..................... EUR 5,710 6,709,290
18,791,339
Diversified Telecommunication Services — 0.6%
Altice France SA
(b)(c)
:
7.38%, 05/01/26 .................. USD 357 370,423
8.13%, 02/01/27 .................. 2,944 3,167,744
5.50%, 01/15/28 .................. 2,624 2,667,887
AT&T, Inc.:
1.05%, 09/05/23 .................. EUR 3,815 4,520,639
1.70%, 03/25/26 .................. USD 16,090 16,289,189
CCO Holdings LLC, 5.13%, 05/01/27
(b)
..... 3,383 3,522,752
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 1,115 1,184,688
5.00%, 05/01/28 .................. 743 780,150
KT Corp., 1.38%, 01/21/27
(c)(e)
.......... 1,900 1,878,093
Level 3 Financing, Inc.:
5.25%, 03/15/26 .................. 1,640 1,692,480
4.25%, 07/01/28
(b)
................. 959 966,413
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)(c)
............... 280 288,400
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... 1,452 1,591,755
Series Y, 7.50%, 04/01/24 ........... 931 1,031,082
5.13%, 12/15/26
(b)
................. 3,263 3,385,363
4.00%, 02/15/27
(b)
................. 1,310 1,338,558
Telecom Italia SpA, 5.30%, 05/30/24
(b)(c)
.... 1,555 1,675,279
Telesat Canada, 4.88%, 06/01/27
(b)(c)
...... 166 152,720
Tower Bersama Infrastructure Tbk. PT, 2.75%,
01/20/26
(c)(e)
.................... 1,200 1,215,975
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
5,245 5,219,981
52,939,571
Electric Utilities — 1.3%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30
(b)(c)
.................... 390 389,951
Adani Transmission Ltd., 4.00%, 08/03/26
(c)
.. 2,891 3,068,616
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
8,085 8,476,589
Enel Finance International NV:
0.00%, 06/17/24
(e)
................. EUR 5,190 6,038,289
0.00%, 05/28/26
(e)
................. 160 184,393
1.38%, 07/12/26
(b)(c)
................ USD 8,840 8,789,738
ESB Finance DAC, 3.49%, 01/12/24
(e)
..... EUR 2,185 2,739,088
FirstEnergy Corp.
(d)
:
Series A, 3.35%, 07/15/22 ........... USD 4,346 4,397,500
Series B, 4.75%, 03/15/23 ........... 12,020 12,502,362
Series B, 4.40%, 07/15/27 ........... 2,753 3,020,534

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
India Cleantech Energy, 4.70%, 08/10/26
(b)(c)
. USD 695 $ 702,819
ITC Holdings Corp., 2.70%, 11/15/22 ...... 2,180 2,230,397
Kallpa Generacion SA, 4.88%, 05/24/26
(c)(e)
.. 441 469,885
NextEra Energy Capital Holdings, Inc., 2.75%,
05/01/25 ...................... 5,870 6,190,817
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
..................... 998 1,056,633
NRG Energy, Inc., 6.63%, 01/15/27 ....... 1,153 1,194,450
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.50%,
11/15/21
(a)
.................... 17,415 17,422,036
1.37%, 03/10/23 .................. 30,545 30,438,345
3.45%, 07/01/25 .................. 4,820 5,034,200
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
1,819 1,882,774
116,229,416
Electrical Equipment — 0.1%
Schneider Electric SE, 0.25%, 09/09/24
(e)
... EUR 2,900 3,407,296
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 .................. USD 339 375,202
5.00%, 10/01/25 .................. 1,249 1,375,461
5,157,959
Electronic Equipment, Instruments & Components — 0.3%
AAC Technologies Holdings, Inc., 2.63%,
06/02/26
(c)(e)
.................... 960 959,655
Amphenol Technologies Holding GmbH, 0.75%,
05/04/26
(e)
..................... EUR 2,645 3,153,606
CDW LLC:
5.50%, 12/01/24 .................. USD 312 343,590
4.13%, 05/01/25 .................. 18,724 19,402,745
23,859,596
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.88%, 04/01/27
(b)
.... 2,120 2,226,000
Halliburton Co., 3.80%, 11/15/25 ........ 398 435,878
USA Compression Partners LP:
6.88%, 04/01/26 .................. 2,953 3,074,669
6.88%, 09/01/27 .................. 241 255,122
5,991,669
Entertainment — 0.2%
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 .................. 65 65,726
6.50%, 05/15/27 .................. 1,626 1,788,600
4.75%, 10/15/27 .................. 183 185,971
3.75%, 01/15/28 .................. 494 491,067
Netflix, Inc.:
5.88%, 02/15/25 .................. 1,573 1,792,795
3.63%, 06/15/25
(b)
................. 15,000 15,937,500
20,261,659
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
..................... 79 79,000
American Tower Corp.:
2.40%, 03/15/25 .................. 4,355 4,528,098
1.30%, 09/15/25 .................. 2,245 2,245,442
1.60%, 04/15/26 .................. 18,365 18,440,006
0.45%, 01/15/27 .................. EUR 4,705 5,442,407
0.40%, 02/15/27 .................. 1,820 2,100,612
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 245 242,550
Crown Castle International Corp.:
3.20%, 09/01/24 .................. 1,539 1,637,797
1.35%, 07/15/25 .................. 11,410 11,463,840
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 200 207,500
CyrusOne LP, 1.45%, 01/22/27 ......... EUR 945 1,099,698
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Digital Dutch Finco BV, 0.63%, 07/15/25
(e)
... EUR 6,335 $ 7,478,790
Diversified Healthcare Trust, 9.75%, 06/15/25 USD 497 543,594
Equinix , Inc.:
2.63%, 11/18/24 .................. 8,000 8,377,893
1.25%, 07/15/25 .................. 28,500 28,384,271
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26
(c)(e)
380 411,231
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 300 297,884
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 238 241,570
Healthpeak Properties, Inc., 1.35%, 02/01/27 . 4,255 4,207,959
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 1,574 1,711,725
4.50%, 09/01/26 .................. 860 935,250
5.75%, 02/01/27 .................. 1,846 2,122,900
Nationwide Health Properties, Inc., 6.59%,
07/07/38 ...................... 1,400 1,744,071
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 865 895,249
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 166 166,830
SBA Communications Corp., 3.88%, 02/15/27 2,993 3,101,496
Service Properties Trust, 7.50%, 09/15/25 ... 377 423,273
Simon International Finance SCA, 1.38%,
11/18/22
(e)
..................... EUR 2,510 2,952,274
Trust Fibra Uno, 5.25%, 01/30/26
(b)(c)
...... USD 745 824,715
Uniti Group LP, 4.75%, 04/15/28
(b)
........ 854 872,148
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 248 252,960
4.25%, 12/01/26 .................. 2,228 2,326,767
3.75%, 02/15/27 .................. 2,870 2,970,450
118,730,250
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 5,040 4,949,864
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 .................. 907 920,605
4.63%, 01/15/27 .................. 1,469 1,541,031
Alimentation Couche-Tard, Inc., 1.88%,
05/06/26
(e)
..................... EUR 3,920 4,840,529
Walmart, Inc., 1.05%, 09/17/26 ......... USD 7,145 7,143,305
19,395,334
Food Products — 0.3%
BRF GmbH, 4.35%, 09/29/26
(c)(e)
........ 508 523,018
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(c)(e)
.................... 2,800 2,804,088
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(c)(e)
.................... 1,350 1,313,469
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 505 525,440
General Mills, Inc., 0.45%, 01/15/26 ...... EUR 1,420 1,670,990
Kraft Heinz Foods Co.:
3.00%, 06/01/26 .................. USD 7,400 7,794,727
3.88%, 05/15/27 .................. 3,045 3,324,874
Post Holdings, Inc., 5.75%, 03/01/27
(b)
..... 894 929,067
Viterra Finance BV, 0.38%, 09/24/25
(e)
..... EUR 3,350 3,880,046
Wens Foodstuffs Group Co. Ltd., 2.35%,
10/29/25
(c)(e)
.................... USD 2,046 1,881,706
24,647,425
Gas Utilities — 0.1%
ONE Gas, Inc., 1.10%, 03/11/24 ......... 8,375 8,375,408
Promigas SA ESP, 3.75%, 10/16/29
(b)(c)
..... 360 359,847
Redexis Gas Finance BV, 1.88%, 05/28/25
(e)
. EUR 900 1,101,991
Snam SpA, 0.00%, 08/15/25
(e)
.......... 1,400 1,619,955
11,457,201
Health Care Equipment & Supplies — 0.3%
Abbott Ireland Financing DAC
(e)
:
0.88%, 09/27/23 .................. 4,445 5,267,804
0.10%, 11/19/24 .................. 3,290 3,843,403

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... USD 1,112 $ 1,170,380
Becton Dickinson and Co.:
1.40%, 05/24/23 .................. EUR 1,325 1,572,853
0.03%, 08/13/25 .................. 2,460 2,845,525
Becton Dickinson Euro Finance SARL, 1.21%,
06/04/26 ...................... 1,935 2,337,461
Danaher Corp., 1.70%, 03/30/24 ........ 1,600 1,937,364
Medtronic Global Holdings SCA:
0.00%, 12/02/22 .................. 400 465,244
0.38%, 03/07/23 .................. 4,330 5,063,806
0.00%, 10/15/25 .................. 2,380 2,760,185
27,264,025
Health Care Providers & Services — 0.6%
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... USD 81 78,367
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 257 249,290
Centene Corp., 2.45%, 07/15/28 ......... 864 868,320
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 .................. 1,440 1,506,600
8.00%, 03/15/26 .................. 2,102 2,229,118
Fresenius Finance Ireland plc, 0.00%,
10/01/25
(e)
..................... EUR 2,830 3,266,441
HCA, Inc.:
5.38%, 02/01/25 .................. USD 2,105 2,352,338
5.25%, 04/15/25 .................. 7,000 7,934,874
5.88%, 02/15/26 .................. 11,013 12,623,651
5.38%, 09/01/26 .................. 6,367 7,284,803
Legacy LifePoint Health LLC, 6.75%, 04/15/25
(b)
645 677,798
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 436 458,345
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 359 379,643
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................. 2,185 2,203,443
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 817 876,233
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 408 419,730
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 124 125,860
4.63%, 09/01/24
(b)
................. 1,518 1,552,155
4.88%, 01/01/26
(b)
................. 2,297 2,377,211
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 164 173,020
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 680 710,600
48,347,840
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
.......... 1,772 1,840,541
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)(c)
:
5.75%, 04/15/25 .................. 1,764 1,851,936
3.88%, 01/15/28 .................. 228 230,246
4.38%, 01/15/28 .................. 1,135 1,152,263
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 347 364,949
Booking Holdings, Inc., 0.10%, 03/08/25 .... EUR 3,610 4,193,514
Caesars Entertainment, Inc., 6.25%, 07/01/25
(b)
USD 3,513 3,698,337
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 1,350 1,423,204
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................. 39 43,534
10.50%, 02/01/26 ................. 535 620,707
5.75%, 03/01/27 .................. 1,191 1,231,196
9.88%, 08/01/27 .................. 364 420,096
4.00%, 08/01/28 .................. 1,412 1,426,120
Cedar Fair LP, 5.50%, 05/01/25
(b)
........ 1,056 1,096,920
Champion Path Holdings Ltd.
(c)
:
4.50%, 01/27/26 .................. 667 680,340
4.85%, 01/27/28 .................. 667 675,046
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc., 5.50%, 04/01/27
(b)
... USD 2,132 $ 2,211,950
Fortune Star BVI Ltd.
(c)(e)
:
5.95%, 01/29/23 .................. 667 676,922
5.95%, 10/19/25 .................. 1,167 1,187,422
5.00%, 05/18/26 .................. 1,500 1,481,250
Haidilao International Holding Ltd., 2.15%,
01/14/26
(c)(e)
.................... 995 962,663
Hilton Domestic Operating Co., Inc., 5.38%,
05/01/25
(b)
..................... 3,034 3,170,530
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,800 1,860,786
Life Time, Inc., 5.75%, 01/15/26
(b)
........ 407 421,245
MGM China Holdings Ltd.
(c)(e)
:
5.25%, 06/18/25 .................. 667 673,378
5.88%, 05/15/26 .................. 667 681,299
MGM Resorts International:
7.75%, 03/15/22 .................. 1,271 1,305,952
5.75%, 06/15/25 .................. 757 825,130
NCL Corp. Ltd., 10.25%, 02/01/26
(b)
....... 80 91,800
Powdr Corp., 6.00%, 08/01/25
(b)
......... 455 477,750
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)(c)
. 246 251,228
Royal Caribbean Cruises Ltd., 5.50%,
08/31/26
(b)
..................... 781 802,821
Sands China Ltd., 3.80%, 01/08/26
(c)
...... 1,937 1,994,819
Scientific Games International, Inc.
(b)
:
5.00%, 10/15/25 .................. 710 730,412
8.25%, 03/15/26 .................. 284 301,395
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
1,384 1,473,960
Studio City Finance Ltd., 6.00%, 07/15/25
(c)(e)
. 1,000 990,000
Travel + Leisure Co., 6.63%, 07/31/26
(b)
.... 235 267,611
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 244 258,030
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 718 725,166
Wynn Macau Ltd.
(c)(e)
:
4.88%, 10/01/24 .................. 667 645,239
5.50%, 01/15/26 .................. 1,000 966,250
Wynn Resorts Finance LLC, 7.75%, 04/15/25
(b)
1,186 1,251,254
Yum! Brands, Inc., 7.75%, 04/01/25
(b)
...... 2,713 2,900,807
48,695,477
Household Durables — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
277 293,059
DR Horton, Inc., 1.30%, 10/15/26 ........ 4,140 4,093,350
KB Home, 7.63%, 05/15/23 ............ 15,000 15,975,000
Meritage Homes Corp., 5.13%, 06/06/27 .... 507 564,671
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
178 187,304
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
1,139 1,204,367
PulteGroup, Inc., 5.00%, 01/15/27 ........ 781 904,687
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 565 610,200
23,832,638
Household Products — 0.0%
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)(c)
.................... 605 597,710
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust, 1.84%, 11/15/23
(b)
. 8,395 8,556,404
Calpine Corp., 5.25%, 06/01/26
(b)
........ 1,781 1,832,168
Cikarang Listrindo Tbk. PT, 4.95%, 09/14/26
(c)(e)
500 510,719
Colbun SA, 3.15%, 03/06/30
(b)(c)
......... 295 303,537
11,202,828
Industrial Conglomerates — 0.1%
(c)
Alfa SAB de CV, 6.88%, 03/25/44
(b)
....... 300 399,000
CITIC Ltd., 3.88%, 02/28/27
(e)
.......... 3,996 4,325,171
Grupo KUO SAB de CV, 5.75%, 07/07/27
(b)
.. 560 575,855
5,300,026

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Insurance — 0.2%
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27
(b)
..................... USD 2,860 $ 2,888,600
China Life Insurance Overseas Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.35%, 07/27/27
(a)
(c)(e)
......................... 3,755 3,806,068
E.ON International Finance BV
(e)
:
0.75%, 11/30/22 .................. EUR 1,150 1,344,824
1.00%, 04/13/25 .................. 300 359,327
Guoren Property & Casualty Insurance Co. Ltd.,
3.35%, 06/01/26
(c)(e)
............... USD 855 869,637
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)(c)
.................... 231 245,293
Marsh & McLennan Cos., Inc., 1.35%, 09/21/26 EUR 3,040 3,718,124
NFP Corp., 4.88%, 08/15/28
(b)
.......... USD 602 612,234
Vigorous Champion International Ltd., 2.75%,
06/02/25
(c)(e)
.................... 2,814 2,833,220
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 03/08/26
(c)(e)
............... 1,400 1,396,500
18,073,827
Interactive Media & Services — 0.2%
(c)
Baidu, Inc.:
2.88%, 07/06/22 .................. 8,205 8,334,229
3.63%, 07/06/27 .................. 3,200 3,496,600
Tencent Holdings Ltd., 3.60%, 01/19/28
(e)
... 2,300 2,457,504
Weibo Corp., 3.50%, 07/05/24 .......... 2,800 2,919,525
17,207,858
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21
(c)(e)
... 800 798,720
Amadeus IT Group SA
(e)
:
(EURIBOR 3 Month + 0.65%), 0.11%,
02/09/23
(a)
.................... EUR 13,900 16,108,858
2.50%, 05/20/24 .................. 5,200 6,387,560
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
USD 694 681,057
Capgemini SE, 0.63%, 06/23/25
(e)
........ EUR 2,400 2,847,840
Gartner, Inc., 4.50%, 07/01/28
(b)
......... USD 921 967,050
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)(c)
.................... 269 274,280
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
..................... 378 383,670
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
.... 290 291,704
Square, Inc., 2.75%, 06/01/26
(b)
......... 933 945,735
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 200 210,000
Unisys Corp., 6.88%, 11/01/27
(b)
......... 407 444,647
VeriSign, Inc., 5.25%, 04/01/25 ......... 1,523 1,731,087
32,072,208
Life Sciences Tools & Services — 0.0%
Indigo Merger Sub, Inc., 2.88%, 07/15/26
(b)
.. 547 552,470
Thermo Fisher Scientific, Inc., 2.00%, 04/15/25 EUR 2,550 3,152,725
3,705,195
Machinery — 0.3%
Colfax Corp., 6.38%, 02/15/26
(b)
......... USD 976 1,026,459
EnPro Industries, Inc., 5.75%, 10/15/26 .... 156 162,825
Illinois Tool Works, Inc., 0.25%, 12/05/24 ... EUR 5,360 6,281,274
KION Group AG, 1.63%, 09/24/25
(e)
....... 1,300 1,586,147
Parker-Hannifin Corp., 2.70%, 06/14/24 .... USD 2,115 2,219,758
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... 1,185 1,213,890
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 522 563,108
Titan International, Inc., 7.00%, 04/30/28
(b)
.. 59 62,171
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
(c)
.......................... 1,982 2,077,087
Traton Finance Luxembourg SA
(e)
:
0.00%, 06/14/24 .................. EUR 2,400 2,780,763
0.13%, 03/24/25 .................. 4,100 4,748,124
Security
Par (000)
Par (000) Value
Machinery (continued)
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 303 $ 302,621
23,024,227
Marine — 0.0%
Pelabuhan Indonesia II PT, 4.25%, 05/05/25
(c)(e)
3,000 3,255,330
Media — 0.8%
Altice Financing SA, 5.00%, 01/15/28
(b)(c)
.... 1,996 1,924,593
AMC Networks, Inc., 5.00%, 04/01/24 ..... 304 307,420
Charter Communications Operating LLC,
4.91%, 07/23/25 ................. 5,480 6,162,942
Clear Channel International BV, 6.63%,
08/01/25
(b)(c)
.................... 1,103 1,148,499
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 2,848 2,947,139
Comcast Corp., 0.00%, 09/14/26 ........ EUR 4,530 5,220,564
CSC Holdings LLC, 5.25%, 06/01/24 ...... USD 4,208 4,507,525
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
.. 832 868,400
DISH DBS Corp.:
5.88%, 07/15/22 .................. 548 564,783
5.00%, 03/15/23 .................. 887 919,154
7.75%, 07/01/26 .................. 2,237 2,526,076
Informa plc
(e)
:
1.50%, 07/05/23 .................. EUR 5,000 5,939,509
2.13%, 10/06/25 .................. 9,855 12,084,650
Interpublic Group of Cos., Inc. (The), 3.75%,
10/01/21 ...................... USD 1,545 1,545,000
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 649 687,940
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
155 158,976
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 2,449 2,528,593
Sinclair Television Group, Inc., 5.13%,
02/15/27
(b)
..................... 726 720,555
Sirius XM Radio, Inc.
(b)
:
3.13%, 09/01/26 .................. 975 988,406
5.00%, 08/01/27 .................. 701 732,545
4.00%, 07/15/28 .................. 952 968,065
Univision Communications, Inc., 6.63%,
06/01/27
(b)
..................... 596 647,405
ViacomCBS, Inc., 3.88%, 04/01/24 ....... 3,860 4,118,741
Videotron Ltd., 5.13%, 04/15/27
(b)(c)
....... 1,052 1,088,820
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)(c)
............... 1,143 1,180,548
WPP Finance 2013, 3.00%, 11/20/23
(e)
..... EUR 3,960 4,901,335
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)(c)
.... USD 472 487,958
Ziggo BV, 5.50%, 01/15/27
(b)(c)
.......... 3,467 3,584,011
69,460,152
Metals & Mining — 0.3%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(d)
138 155,250
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30
(c)
..................... 455 465,237
Antofagasta plc, 2.38%, 10/14/30
(b)(c)
...... 505 487,325
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 628 659,538
6.13%, 02/15/28 .................. 181 191,864
Constellium SE
(b)
:
5.88%, 02/15/26 .................. 2,776 2,817,640
5.63%, 06/15/28 .................. 735 772,187
Freeport-McMoRan, Inc., 4.55%, 11/14/24 ... 849 917,981
Fresnillo plc, 4.25%, 10/02/50
(b)(c)
........ 1,130 1,172,234
Glencore Funding LLC, 3.88%, 10/27/27
(c)(e)
.. 3,087 3,365,139
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)(c)
.................... 1,260 1,353,161
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)(c)
.................... 685 757,910
JSW Steel Ltd., 5.38%, 04/04/25
(c)(e)
...... 667 701,309

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
New Gold, Inc., 7.50%, 07/15/27
(b)(c)
...... USD 716 $ 736,678
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 09/29/27
(c)(e)
............... 1,867 1,910,739
Nexa Resources SA, 5.38%, 05/04/27
(b)(c)
... 1,201 1,256,021
Novelis Corp., 3.25%, 11/15/26
(b)
........ 923 936,088
Nucor Corp., 2.00%, 06/01/25 .......... 1,245 1,281,631
Periama Holdings LLC, 5.95%, 04/19/26
(c)
... 667 714,023
Steel Dynamics, Inc., 2.40%, 06/15/25 ..... 765 796,186
Usiminas International SARL, 5.88%,
07/18/26
(b)(c)
.................... 510 536,010
Vale Overseas Ltd., 3.75%, 07/08/30
(c)
..... 1,040 1,073,488
Vedanta Resources Finance II plc
(c)
:
8.00%, 04/23/23
(e)
................. 834 809,918
13.88%, 01/21/24
(e)
................ 667 716,191
8.95%, 03/11/25
(b)
................. 200 199,500
8.95%, 03/11/25
(e)
................. 833 830,918
25,614,166
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
..................... 75 78,674
Multi-Utilities — 0.1%
(e)
Engie SA, 0.38%, 02/28/23 ............ EUR 3,600 4,203,470
National Grid Electricity Transmission plc,
0.19%, 01/20/25 ................. 1,490 1,737,143
Veolia Environnement SA, 0.67%, 03/30/22 .. 5,400 6,270,878
12,211,491
Oil, Gas & Consumable Fuels — 2.4%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... USD 1,102 1,190,160
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 .................. 625 683,406
5.75%, 03/01/27 .................. 557 575,409
5.75%, 01/15/28 .................. 48 49,740
Antero Resources Corp., 8.38%, 07/15/26
(b)
.. 136 154,051
APT Pipelines Ltd., 4.25%, 07/15/27
(c)(e)
.... 4,200 4,769,184
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)(c)
600 606,000
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
652 704,975
BPRL International Singapore Pte. Ltd., 4.38%,
01/18/27
(c)(e)
.................... 2,886 3,059,701
Buckeye Partners LP, 4.50%, 03/01/28
(b)
.... 775 786,625
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 554 564,379
Chesapeake Energy Corp., 5.50%, 02/01/26
(b)
119 124,355
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
..................... 249 262,072
Contemporary Ruiding Development Ltd.,
1.88%, 09/17/25
(c)(e)
............... 3,000 3,021,480
Continental Resources, Inc., 4.50%, 04/15/23 119 123,314
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)(c)
.................... 372 382,423
CrownRock LP, 5.63%, 10/15/25
(b)
....... 2,736 2,800,159
Diamondback Energy, Inc.:
0.90%, 03/24/23 .................. 7,495 7,492,726
2.88%, 12/01/24 .................. 8,710 9,145,511
4.75%, 05/31/25 .................. 8,600 9,606,454
Enbridge, Inc., 2.50%, 01/15/25
(c)
........ 1,710 1,781,135
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 568 598,530
5.50%, 01/30/26 .................. 1,445 1,506,268
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)(c)(e)
................... 1,295 1,319,605
Energy Transfer LP:
3.45%, 01/15/23 .................. 8,080 8,314,221
3.60%, 02/01/23 .................. 2,900 2,989,931
4.25%, 03/15/23 .................. 35,795 37,316,076
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 01/15/24 .................. USD 10,825 $ 11,896,927
4.50%, 04/15/24 .................. 1,433 1,549,692
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
.. 401 426,961
EnLink Midstream Partners LP, 4.85%,
07/15/26 ...................... 570 598,329
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 705 772,821
6.50%, 07/01/27
(b)
................. 1,032 1,160,742
5.50%, 07/15/28 .................. 721 792,105
EQT Corp., 3.13%, 05/15/26
(b)
.......... 217 222,451
Genesis Energy LP, 8.00%, 01/15/27 ...... 552 558,900
Geopark Ltd., 5.50%, 01/17/27
(b)(c)
........ 520 513,922
GNL Quintero SA, 4.63%, 07/31/29
(c)(e)
..... 1,294 1,401,969
Greenko Dutch BV, 3.85%, 03/29/26
(c)(e)
.... 1,334 1,355,511
Greenko Mauritius Ltd., 6.25%, 02/21/23
(c)(e)
.. 1,998 2,042,955
Hindustan Petroleum Corp. Ltd., 4.00%,
07/12/27
(c)(e)
.................... 1,961 2,066,159
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(c)(e)
. 500 519,000
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 870 895,848
India Green Energy Holdings
(c)
:
5.38%, 04/29/24
(e)
................. 800 830,000
5.38%, 04/29/24
(b)
................. 810 840,375
Investment Energy Resources Ltd., 6.25%,
04/26/29
(b)(c)
.................... 365 395,569
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)(c)
.................... 540 556,200
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)(e)
.. 1,487 1,545,239
Matador Resources Co., 5.88%, 09/15/26 ... 1,719 1,776,930
MEG Energy Corp., 6.50%, 01/15/25
(b)(c)
.... 575 591,658
Mongolian Mining Corp., 9.25%, 04/15/24
(b)(c)
. 333 298,867
MPLX LP, 3.50%, 12/01/22 ............ 4,885 5,039,476
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 .................. 2,101 2,022,213
6.50%, 09/30/26 .................. 2,094 2,002,387
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
333 339,244
NuStar Logistics LP, 5.75%, 10/01/25 ...... 466 502,115
Occidental Petroleum Corp.:
6.95%, 07/01/24 .................. 174 196,620
2.90%, 08/15/24 .................. 2,615 2,661,809
5.50%, 12/01/25 .................. 517 572,577
5.55%, 03/15/26 .................. 1,980 2,197,800
8.50%, 07/15/27 .................. 629 787,778
Oil India International Pte. Ltd., 4.00%,
04/21/27
(c)(e)
.................... 1,948 2,061,593
Oil India Ltd., 5.38%, 04/17/24
(c)(e)
........ 950 1,037,459
ONGC Videsh Vankorneft Pte. Ltd., 3.75%,
07/27/26
(c)(e)
.................... 1,981 2,089,088
OQ SAOC, 5.13%, 05/06/28
(b)(c)
......... 2,031 2,048,771
Ovintiv Exploration, Inc.:
5.63%, 07/01/24 .................. 9,278 10,287,875
5.38%, 01/01/26 .................. 139 157,162
Parkland Corp., 5.88%, 07/15/27
(b)(c)
...... 433 458,980
PDC Energy, Inc., 5.75%, 05/15/26 ....... 235 244,694
Petrobras Global Finance BV, 5.30%,
01/27/25
(c)
..................... 2,225 2,479,640
Pioneer Natural Resources Co.:
0.55%, 05/15/23 .................. 4,255 4,259,327
1.13%, 01/15/26 .................. 6,380 6,298,201
PTTEP Treasury Center Co. Ltd., 2.59%,
06/10/27
(c)(e)
.................... 2,600 2,687,425
Puma International Financing SA, 5.13%,
10/06/24
(c)
..................... 495 496,856
Range Resources Corp.:
5.00%, 08/15/22 .................. 200 203,562

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.25%, 02/01/26 .................. USD 605 $ 659,480
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 672 699,754
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)(e)
.. 834 874,553
ReNew Power Synthetic, 6.67%, 03/12/24
(c)(e)
. 333 346,799
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 5,967 6,645,501
Santos Finance Ltd., 4.13%, 09/14/27
(c)(e)
... 1,943 2,080,551
Sinopec Group Overseas Development 2017
Ltd., 3.63%, 04/12/27
(c)(e)
............ 2,250 2,458,440
SK Battery America, Inc., 2.13%, 01/26/26
(c)(e)
. 1,989 1,964,058
SM Energy Co.:
10.00%, 01/15/25
(b)
................ 1,591 1,774,570
5.63%, 06/01/25 .................. 65 65,372
6.75%, 09/15/26 .................. 130 132,768
6.50%, 07/15/28 .................. 214 221,558
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 54 54,135
6.45%, 01/23/25
(d)
................. 33 36,335
Sunoco LP, 6.00%, 04/15/27 ........... 54 56,227
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 810 829,238
Targa Resources Partners LP, 5.88%, 04/15/26 755 788,503
TerraForm Power Operating LLC, 4.25%,
01/31/23
(b)
..................... 1,648 1,693,320
Western Midstream Operating LP:
3.95%, 06/01/25 .................. 742 784,120
4.65%, 07/01/26 .................. 901 974,531
4.75%, 08/15/28 .................. 356 388,141
208,197,626
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.13%, 01/15/32
(c)
... 940 906,043
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 442 472,045
8.50%, 01/31/27 .................. 1,712 1,823,622
Bausch Health Cos., Inc.
(b)
:
6.13%, 04/15/25 .................. 2,724 2,780,251
5.50%, 11/01/25 .................. 387 392,805
9.00%, 12/15/25 .................. 2,071 2,185,889
4.88%, 06/01/28 .................. 154 159,582
Bayer AG, 0.05%, 01/12/25
(e)
........... EUR 2,900 3,360,203
Bayer Capital Corp. BV, 1.50%, 06/26/26
(e)
.. 2,600 3,181,992
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
..................... USD 248 257,610
Merck Financial Services GmbH, 0.01%,
12/15/23
(e)
..................... EUR 4,500 5,242,693
Organon & Co., 4.13%, 04/30/28
(b)
....... USD 1,730 1,764,600
P&L Development LLC, 7.75%, 11/15/25
(b)
... 582 604,523
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 2,254 2,296,263
Teva Pharmaceutical Finance Netherlands III
BV
(c)
:
2.80%, 07/21/23 .................. 11,000 10,873,500
7.13%, 01/31/25 .................. 210 228,349
Upjohn Finance BV, 0.82%, 06/23/22
(e)
..... EUR 5,090 5,941,990
41,565,917
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... USD 379 376,631
Dun & Bradstreet Corp. (The), 6.88%,
08/15/26
(b)
..................... 2,241 2,350,249
Jaguar Holding Co. II, 4.63%, 06/15/25
(b)
... 616 639,870
MMS USA Holdings, Inc., 0.63%, 06/13/25
(e)
. EUR 3,300 3,895,940
7,262,690
Real Estate Management & Development — 1.0%
Agile Group Holdings Ltd.
(c)(e)
:
5.75%, 01/02/25 .................. USD 1,000 937,500
6.05%, 10/13/25 .................. 900 843,750
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)(c)
.................... USD 1,665 $ 1,733,681
Central China Real Estate Ltd.
(c)(e)
:
7.65%, 08/27/23 .................. 584 367,920
7.25%, 07/16/24 .................. 583 354,646
China Aoyuan Group Ltd.
(c)(e)
:
6.35%, 02/08/24 .................. 1,000 848,000
5.98%, 08/18/25 .................. 1,000 770,000
6.20%, 03/24/26 .................. 834 633,840
China Evergrande Group
(c)(e)(g)(h)
:
8.25%, 03/23/22 .................. 667 172,586
9.50%, 04/11/22 .................. 667 165,916
11.50%, 01/22/23 ................. 1,334 320,160
10.00%, 04/11/23 ................. 666 159,008
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26
(c)(e)
...... 550 543,916
China SCE Group Holdings Ltd.
(c)(e)
:
7.25%, 04/19/23 .................. 667 648,157
7.38%, 04/09/24 .................. 667 640,320
5.95%, 09/29/24 .................. 667 613,640
7.00%, 05/02/25 .................. 667 623,645
CIFI Holdings Group Co. Ltd.
(c)(e)
:
6.45%, 11/07/24 .................. 667 665,333
6.00%, 07/16/25 .................. 750 744,375
5.95%, 10/20/25 .................. 750 742,500
Country Garden Holdings Co. Ltd.
(c)(e)
:
7.25%, 04/08/26 .................. 600 629,250
5.63%, 12/15/26 .................. 2,086 2,150,927
Easy Tactic Ltd.
(c)(e)
:
9.13%, 07/28/22 .................. 333 262,071
12.38%, 11/18/22 ................. 333 259,740
5.88%, 02/13/23 .................. 667 483,575
8.13%, 02/27/23 .................. 667 483,575
11.75%, 08/02/23 ................. 667 483,575
Esic Sukuk Ltd., 3.94%, 07/30/24
(c)(e)
...... 1,903 1,964,610
Fantasia Holdings Group Co. Ltd.
(c)(e)
:
10.88%, 01/09/23
(g)(h)
............... 1,167 361,770
11.88%, 06/01/23
(g)(h)
............... 667 206,770
9.25%, 07/28/23
(g)(h)
................ 667 211,772
9.88%, 10/19/23 .................. 333 99,900
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 177 176,779
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(c)(e)
.................... 667 687,344
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
736 775,560
Hysan MTN Ltd., 2.88%, 06/02/27
(c)(e)
...... 3,773 3,950,567
Kaisa Group Holdings Ltd.
(c)
:
11.50%, 01/30/23
(e)
................ 1,000 844,250
10.88%, 07/23/23 ................. 1,000 822,375
9.75%, 09/28/23 .................. 667 525,262
11.95%, 11/12/23
(e)
................ 1,334 1,093,880
9.38%, 06/30/24
(e)
................. 467 359,590
11.70%, 11/11/25
(e)
................ 200 152,500
KWG Group Holdings Ltd.
(c)(e)
:
7.88%, 09/01/23 .................. 667 643,655
7.40%, 03/05/24 .................. 667 643,655
5.88%, 11/10/24 .................. 667 606,970
Logan Group Co. Ltd.
(c)
:
5.75%, 01/14/25
(e)
................. 1,000 992,500
4.50%, 01/13/28 .................. 1,167 1,070,723
Longfor Group Holdings Ltd.
(c)(e)
:
3.90%, 04/16/23 .................. 2,600 2,687,425
3.38%, 04/13/27 .................. 1,895 1,945,691
Mirvac Group Finance Ltd., 3.63%, 03/18/27
(c)(e)
3,916 4,232,544
Modern Land China Co. Ltd., 9.80%, 04/11/23
(c)
(e)
.......................... 667 553,610

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
New Metro Global Ltd.
(c)(e)
:
6.80%, 08/05/23 .................. USD 1,000 $ 988,938
4.50%, 05/02/26 .................. 667 611,972
Powerlong Real Estate Holdings Ltd., 6.25%,
08/10/24
(c)(e)
.................... 800 770,000
Radiance Capital Investments Ltd., 8.80%,
09/17/23
(c)(e)
.................... 200 192,288
Redco Properties Group Ltd., 9.90%, 02/17/24
(c)
(e)
.......................... 200 169,162
Redsun Properties Group Ltd.
(c)(e)
:
10.50%, 10/03/22 ................. 333 307,671
9.70%, 04/16/23 .................. 1,000 917,500
7.30%, 01/13/25 .................. 667 552,776
RKPF Overseas 2019 A Ltd.
(c)(e)
:
6.70%, 09/30/24 .................. 666 661,005
5.90%, 03/05/25 .................. 834 807,938
6.00%, 09/04/25 .................. 667 643,655
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(c)
(e)
.......................... 667 616,141
Ronshine China Holdings Ltd.
(c)(e)
:
7.35%, 12/15/23 .................. 1,334 993,830
7.10%, 01/25/25 .................. 667 453,560
Scenery Journey Ltd.
(c)(e)(g)(h)
:
11.50%, 10/24/22 ................. 834 148,035
13.00%, 11/06/22 ................. 834 144,021
12.00%, 10/24/23 ................. 999 184,815
Seazen Group Ltd., 6.45%, 06/11/22
(c)(e)
.... 667 656,995
Shimao Group Holdings Ltd., 5.60%, 07/15/26
(c)
(e)
.......................... 2,026 2,004,854
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(c)(e)
............... 2,048 2,148,864
Sino-Ocean Land Treasure IV Ltd., 3.25%,
05/05/26
(c)(e)
.................... 1,450 1,386,834
Sunac China Holdings Ltd.
(c)(e)
:
7.95%, 10/11/23 .................. 666 542,790
7.50%, 02/01/24 .................. 834 677,625
6.65%, 08/03/24 .................. 834 667,200
6.50%, 01/10/25 .................. 667 540,270
7.00%, 07/09/25 .................. 917 731,307
Times China Holdings Ltd.
(c)(e)
:
6.75%, 07/08/25 .................. 1,417 1,296,555
6.20%, 03/22/26 .................. 1,417 1,278,843
Unique Pub Finance Co. plc (The), Series M,
7.40%, 03/28/24
(d)
................ GBP 4,172 5,942,097
Vonovia Finance BV
(e)
:
0.13%, 04/06/23 .................. EUR 4,100 4,773,437
1.63%, 04/07/24 .................. 1,800 2,167,727
Vonovia SE, 0.00%, 09/16/24
(e)
......... 3,200 3,716,669
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)(e)
.................... USD 667 643,655
Wanda Properties Overseas Ltd., 6.88%,
07/23/23
(c)(e)
.................... 667 643,780
Yango Justice International Ltd.
(c)(e)
:
10.00%, 02/12/23 ................. 666 619,380
8.25%, 11/25/23 .................. 667 460,230
7.50%, 04/15/24 .................. 834 642,180
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(c)(e)
800 798,000
Yuzhou Group Holdings Co. Ltd.
(c)(e)
:
8.50%, 02/26/24 .................. 667 523,595
8.38%, 10/30/24 .................. 667 511,922
7.70%, 02/20/25 .................. 834 596,310
8.30%, 05/27/25 .................. 834 610,905
7.38%, 01/13/26 .................. 833 558,110
Zhenro Properties Group Ltd.
(c)(e)
:
9.15%, 05/06/23 .................. 333 324,529
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
8.35%, 03/10/24 .................. USD 667 $ 637,110
7.88%, 04/14/24 .................. 667 602,093
7.35%, 02/05/25 .................. 333 287,212
6.63%, 01/07/26 .................. 333 281,385
89,327,078
Road & Rail — 0.3%
CMB International Leasing Management Ltd.
(c)
(e)
:
1.25%, 09/16/24 .................. 1,200 1,193,112
1.88%, 08/12/25 .................. 2,709 2,696,810
1.75%, 09/16/26 .................. 1,165 1,146,313
DAE Funding LLC
(b)(c)
:
1.55%, 08/01/24 .................. 906 897,719
2.63%, 03/20/25 .................. 1,305 1,325,636
Penske Truck Leasing Co. LP
(b)
:
1.20%, 11/15/25 .................. 3,970 3,923,960
1.70%, 06/15/26 .................. 4,295 4,318,529
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)(c)
850 879,909
SMBC Aviation Capital Finance DAC, 2.30%,
06/15/28
(b)(c)
.................... 2,835 2,844,513
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 1,507 1,606,462
7.50%, 09/15/27 .................. 1,012 1,104,978
6.25%, 01/15/28 .................. 868 930,921
22,868,862
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc., 4.70%, 04/15/25 ........ 25,555 28,471,383
Microchip Technology, Inc., 4.25%, 09/01/25 . 2,381 2,489,885
NXP BV
(b)(c)
:
2.70%, 05/01/25 .................. 3,801 3,963,255
3.88%, 06/18/26 .................. 6,000 6,598,200
41,522,723
Software — 0.6%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
... 3,444 3,675,953
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 1,554 1,614,218
CDK Global, Inc., 4.88%, 06/01/27 ....... 1,792 1,876,636
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 1,784 1,797,380
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
..................... 855 855,000
Consensus Cloud Solutions, Inc.
(b)
:
6.00%, 10/15/26 .................. 98 100,695
6.50%, 10/15/28 .................. 131 135,945
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 200 197,000
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 429 433,290
Nuance Communications, Inc., 5.63%, 12/15/26 1,247 1,290,645
Oracle Corp., 1.65%, 03/25/26 .......... 24,635 24,985,021
PTC, Inc., 3.63%, 02/15/25
(b)
........... 1,030 1,045,450
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 1,274 1,345,258
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 1,711 1,779,440
VMware, Inc., 1.40%, 08/15/26 ......... 15,275 15,206,263
56,338,194
Specialty Retail — 0.1%
eG Global Finance plc
(b)(c)
:
6.75%, 02/07/25 .................. 1,006 1,028,635
8.50%, 10/30/25 .................. 200 208,250
InRetail Consumer, 3.25%, 03/22/28
(b)(c)
.... 485 482,666
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 494 508,203
PetSmart, Inc., 4.75%, 02/15/28
(b)
........ 1,660 1,705,650
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 495 519,750
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
... 987 1,006,937

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Staples, Inc., 7.50%, 04/15/26
(b)
......... USD 1,125 $ 1,141,003
Zhongsheng Group Holdings Ltd., 3.00%,
01/13/26
(c)(e)
.................... 670 675,360
7,276,454
Technology Hardware, Storage & Peripherals — 0.0%
Litigation Systems, Inc., 4.00%, 10/30/27
(f)
.. 4,189 4,131,611
Textiles, Apparel & Luxury Goods — 0.0%
Li & Fung Ltd., 4.50%, 08/18/25
(c)(e)
....... 1,874 1,932,328
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 503 521,435
2,453,763
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 0.63%, 04/28/25
(e)
........... EUR 1,700 2,014,459
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... USD 869 948,748
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 563 510,370
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
..................... 613 606,870
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
..................... 551 576,787
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 229 223,779
4,881,013
Tobacco — 0.7%
Altria Group, Inc., 1.70%, 06/15/25 ....... EUR 7,900 9,593,249
BAT Capital Corp.:
1.13%, 11/16/23
(e)
................. 2,350 2,780,017
3.22%, 08/15/24
(c)
................. USD 4,845 5,136,212
2.79%, 09/06/24
(c)
................. 29,510 31,034,310
BAT International Finance plc:
0.88%, 10/13/23
(e)
................. EUR 2,124 2,498,943
1.67%, 03/25/26
(c)
................. USD 4,700 4,702,618
Philip Morris International, Inc.:
2.88%, 03/03/26 .................. EUR 1,550 2,013,664
0.13%, 08/03/26 .................. 730 840,159
58,599,172
Trading Companies & Distributors — 0.5%
Air Lease Corp.:
2.63%, 07/01/22 .................. USD 8,375 8,492,885
3.88%, 07/03/23 .................. 4,500 4,731,089
1.88%, 08/17/26 .................. 5,265 5,246,616
Aviation Capital Group LLC
(b)
:
1.95%, 01/30/26 .................. 5,785 5,764,101
1.95%, 09/20/26 .................. 8,480 8,390,081
BOC Aviation Ltd., 3.50%, 09/18/27
(c)(e)
..... 3,889 4,141,785
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 .................. 196 201,758
9.75%, 08/01/27 .................. 89 100,793
5.50%, 05/01/28 .................. 378 380,542
WESCO Distribution, Inc., 7.13%, 06/15/25
(b)
. 3,447 3,678,397
41,128,047
Transportation Infrastructure — 0.1%
Fraport AG Frankfurt Airport Services
Worldwide, 1.63%, 07/09/24
(e)
......... EUR 8,450 10,105,563
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... USD 182 195,041
Wireless Telecommunication Services — 0.6%
Bharti Airtel Ltd., 4.38%, 06/10/25
(c)(e)
...... 2,017 2,170,544
Connect Finco SARL, 6.75%, 10/01/26
(b)(c)
... 4,004 4,189,185
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 1,365 1,539,038
Millicom International Cellular SA
(b)(c)
:
5.13%, 01/15/28 .................. 1,476 1,531,534
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.50%, 04/27/31 .................. USD 1,355 $ 1,422,750
Sprint Corp.:
7.88%, 09/15/23 .................. 1,843 2,059,276
7.13%, 06/15/24 .................. 892 1,015,275
7.63%, 02/15/25 .................. 1,082 1,264,836
7.63%, 03/01/26 .................. 1,248 1,512,233
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
. 7,096 7,578,795
T-Mobile USA, Inc.:
1.50%, 02/15/26 .................. 17,445 17,502,364
2.63%, 04/15/26 .................. 1,817 1,857,882
VEON Holdings BV
(b)(c)
:
4.00%, 04/09/25 .................. 1,995 2,092,256
3.38%, 11/25/27 .................. 1,189 1,207,058
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)(c)
935 958,375
47,901,401
Total Corporate Bonds — 31.0%
(Cost: $2,646,113,670) ............................ 2,662,358,073
Floating Rate Loan Interests — 0.0%
Chemicals — 0.0%
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 06/30/27
(a)
................. 35 34,888
Total Floating Rate Loan Interests — 0.0%
(Cost: $34,160) ................................. 34,888
Foreign Agency Obligations — 0.7%
Bahrain — 0.0%
(c)
CBB International Sukuk Co. 7 SPC, 6.88%
,
10/05/25
(e)
...................... 587 669,180
CBB International Sukuk Programme Co.,
6.25%
,
11/14/24
(b)
................. 202 218,198
887,378
Canada — 0.3%
CPPIB Capital, Inc., 0.50%
,
09/16/24
(b)(c)
.... 22,650 22,569,555
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)(c)
..................... 505 539,593
Colombia — 0.0%
Ecopetrol SA, 5.38%
,
06/26/26
(c)
......... 2,070 2,243,311
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana , 7.00%
,
02/01/23
(c)(e)
....... 1,458 1,521,332
India — 0.1%
(c)(e)
Export-Import Bank of India, 3.38%
,
08/05/26 . 1,987 2,108,455
Indian Oil Corp. Ltd., 4.75%
,
01/16/24 ...... 2,000 2,147,875
NTPC Ltd., 3.75%
,
04/03/24 ............ 2,013 2,116,544
Power Finance Corp. Ltd., 3.75%
,
06/18/24 .. 1,948 2,046,374
8,419,248
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk . PT,
4.20%
,
01/23/25
(c)(e)
................ 667 679,579
Pertamina Persero PT
(c)(e)
:
1.40%, 02/09/26 .................. 3,000 2,932,830
3.10%, 08/27/30 .................. 2,097 2,139,171
5,751,580
Italy — 0.0%
ACEA SpA , 0.00%
,
09/28/25
(e)
........... EUR 1,885 2,183,009

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Mexico — 0.1%
Petroleos Mexicanos
(c)
:
6.88%, 08/04/26 .................. USD 1,720 $ 1,862,072
6.84%, 01/23/30 .................. 1,570 1,613,803
5.95%, 01/28/31 .................. 5,370 5,192,253
8,668,128
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA
(b)(c)
:
4.00%, 08/11/41 .................. 2,121 2,157,190
5.13%, 08/11/61 .................. 990 1,038,448
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)(c)
............. 1,110 1,132,061
4,327,699
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)(c)
..................... 690 679,650
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)(c)
...... 1,565 1,575,446
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
(b)(c)
:
2.88%, 04/16/24 .................. 3,245 3,378,856
2.25%, 11/24/30 .................. 1,035 1,008,608
4,387,464
Total Foreign Agency Obligations — 0.7%
(Cost: $64,028,372) ............................... 63,753,393
Foreign Government Obligations — 1.4%
Bahrain — 0.1%
Kingdom of Bahrain
(c)
:
7.00%, 01/26/26
(e)
................. 2,374 2,620,748
4.25%, 01/25/28
(b)
................. 780 769,275
7.38%, 05/14/30
(e)
................. 1,607 1,780,556
5,170,579
Brazil — 0.1%
Federative Republic of Brazil
(c)
:
6.00%, 04/07/26 .................. 877 1,007,070
4.63%, 01/13/28 .................. 1,940 2,044,032
3.88%, 06/12/30 .................. 4,114 3,983,638
7,034,740
Chile — 0.1%
Republic of Chile
(c)
:
2.45%, 01/31/31 .................. 1,930 1,911,062
2.55%, 07/27/33 .................. 1,825 1,786,675
3.10%, 05/07/41 .................. 1,205 1,163,427
4,861,164
Colombia — 0.1%
Republic of Colombia
(c)
:
4.00%, 02/26/24 .................. 384 401,352
8.13%, 05/21/24 .................. 3,010 3,476,174
3.88%, 04/25/27 .................. 2,510 2,602,242
4.50%, 03/15/29 .................. 869 915,329
3.25%, 04/22/32 .................. 820 763,830
4.13%, 05/15/51 .................. 510 439,492
8,598,419
Dominican Republic — 0.1%
Dominican Republic Government Bond
(c)
:
4.50%, 01/30/30
(b)
................. 2,904 2,946,289
4.88%, 09/23/32
(b)
................. 1,715 1,749,622
5.30%, 01/21/41
(e)
................. 1,084 1,072,347
Security
Par (000)
Par (000) Value
Dominican Republic (continued)
6.40%, 06/05/49
(e)
................. USD 1,100 $ 1,164,831
6,933,089
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22
(c)(e)
................ 500 503,500
5.58%, 02/21/23
(b)(c)
................ 1,160 1,190,566
4.75%, 04/11/25
(b)
................. EUR 290 340,960
5.88%, 06/11/25
(c)(e)
................ USD 989 1,018,571
5.25%, 10/06/25
(b)(c)
................ 1,595 1,618,925
7.60%, 03/01/29
(c)(e)
................ 1,168 1,203,040
5.88%, 02/16/31
(b)(c)
................ 250 228,125
6.38%, 04/11/31
(b)
................. EUR 1,250 1,415,359
7,519,046
Ghana — 0.0%
Republic of Ghana
(c)
:
6.38%, 02/11/27
(e)
................. USD 634 590,413
8.63%, 04/07/34
(b)
................. 1,948 1,840,860
2,431,273
Hungary — 0.0%
Hungary Government Bond, 3.13%
,
09/21/51
(b)
(c)
............................ 980 961,241
India — 0.0%
Indian Railway Finance Corp. Ltd., 3.73%
,
03/29/24
(c)(e)
..................... 1,957 2,064,929
Indonesia — 0.1%
(c)(e)
Bank Mandiri Persero Tbk . PT, 4.75%
,
05/13/25 2,041 2,256,963
Perusahaan Listrik Negara PT, 4.13%
,
05/15/27 3,059 3,313,853
Republic of Indonesia
(c)
:
4.75%, 01/08/26
(e)
................. 2,010 2,278,586
3.50%, 01/11/28 .................. 1,600 1,734,300
4.10%, 04/24/28 .................. 1,190 1,335,254
4.75%, 02/11/29 .................. 450 524,300
11,443,256
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30
(c)
...................... 990 1,052,494
Mexico — 0.1%
United Mexican States
(c)
:
4.13%, 01/21/26 .................. 1,460 1,633,740
4.50%, 04/22/29 .................. 1,997 2,242,631
3.25%, 04/16/30 .................. 1,416 1,449,453
2.66%, 05/24/31 .................. 1,513 1,459,383
4.75%, 04/27/32 .................. 831 934,771
7,719,978
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(c)(e)
..... 800 838,088
Morocco — 0.1%
Kingdom of Morocco
(b)(c)
:
2.38%, 12/15/27 .................. 1,467 1,435,826
3.00%, 12/15/32 .................. 2,173 2,061,634
4.00%, 12/15/50 .................. 745 678,881
4,176,341
Nigeria — 0.0%
Federal Republic of Nigeria, 7.88%
,
02/16/32
(c)
(e)
............................ 957 990,675
Oman — 0.0%
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(b)
(c)
............................ 450 472,781

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
96
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(c)
(e)
............................ USD 255 $ 252,478
Panama — 0.1%
Republic of Panama
(c)
:
3.88%, 03/17/28 .................. 2,560 2,777,280
3.16%, 01/23/30 .................. 1,395 1,437,983
2.25%, 09/29/32 .................. 1,004 942,066
5,157,329
Paraguay — 0.1%
Republic of Paraguay
(c)
:
5.00%, 04/15/26
(e)
................. 1,569 1,736,981
4.95%, 04/28/31
(b)
................. 4,368 4,914,819
2.74%, 01/29/33
(b)
................. 1,985 1,899,149
8,550,949
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32
(c)
.. 970 881,063
Republic of Peru
(c)
:
2.39%, 01/23/26 .................. 2,345 2,390,141
3.30%, 03/11/41 .................. 857 830,862
4,102,066
Philippines — 0.1%
Republic of Philippines, 3.75%
,
01/14/29
(c)
... 4,460 4,969,555
Qatar — 0.1%
State of Qatar
(c)
:
4.50%, 04/23/28
(e)
................. 3,055 3,562,512
4.00%, 03/14/29
(b)
................. 3,740 4,248,640
7,811,152
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
(c)
............................ 2,858 2,913,017
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(c)(e)
.... 1,600 1,783,200
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(c)
:
4.00%, 04/17/25
(e)
................. 2,050 2,243,725
3.25%, 10/26/26
(e)
................. 854 920,185
3.63%, 03/04/28
(e)
................. 600 658,500
4.38%, 04/16/29
(b)
................. 2,180 2,510,270
6,332,680
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26
(c)
.. 901 963,113
Ukraine — 0.0%
Ukraine Government Bond
(c)
:
8.99%, 02/01/24
(e)
................. 930 1,023,930
7.75%, 09/01/24
(e)
................. 953 1,030,908
9.75%, 11/01/28
(e)
................. 1,017 1,193,576
7.25%, 03/15/33
(b)
................. 200 201,725
3,450,139
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 2.94%
,
06/10/27
(c)
(e)
............................ 2,885 2,913,850
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27
(c)
...................... 1,684 1,932,700
Total Foreign Government Obligations — 1.4%
(Cost: $123,510,080) .............................. 123,400,321
Security
Shares
Shares Value
Investment Companies — 1.9%
iShares Short Maturity Bond ETF
( i )
........ 3,180,000 $ 159,445,199
Total Investment Companies — 1.9%
(Cost: $159,438,279) .............................. 159,445,199
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 10.5%
Collateralized Mortgage Obligations — 1.6%
Atlas Funding plc
(a)
:
Series 2021-1, Class C, (SONIA3M IR +
1.70%), 1.75%, 07/25/58
(e)
......... GBP 125 170,345
Series 2021-1, Class D, (SONIA3M IR +
2.25%), 2.30%, 07/25/58
(e)
......... 110 150,409
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 2.67%, 11/25/33
(a)
......... USD 179 176,424
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 2.92%, 07/25/34
(a)
.............. 313 324,662
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a)(b)( i )
........ 16 13,876
Canada Square Funding plc, Series 2021-2,
Class C, (SONIA3M IR + 1.60%), 1.65%,
06/17/58
(a)(e)
..................... GBP 102 138,295
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
.......... USD 2,793 2,791,437
Chase Home Lending Mortgage Trust
(a)(b)
:
Series 2019-ATR2, Class A11, (LIBOR USD
1 Month + 0.90%), 0.99%, 07/25/49 ... 1,238 1,243,351
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 ..................... 2,649 2,701,759
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (LIBOR USD 1
Month + 0.54%), 0.63%, 02/25/35
(a)
... 248 244,911
Series 2005-17, Class 1A6, 5.50%, 09/25/35 343 345,391
Series 2005-HYB8, Class 2A1, 2.70%,
12/20/35
(a)
.................... 631 601,254
CMF plc
(a)
:
Series 2020-1, Class B, (SONIA1M IR +
1.00%), 1.05%, 01/16/57
(e)
......... GBP 220 295,787
Series 2020-1, Class C, (SONIA1M IR +
1.25%), 1.30%, 01/16/57
(e)
......... 105 141,377
CSMC Trust
(a)(b)
:
Series 2013-HYB1, Class B2, 2.94%,
04/25/43 ..................... USD 5,440 5,455,668
Series 2013-HYB1, Class B4, 2.94%,
04/25/43 ..................... 4,835 4,831,744
Series 2019-RP10, Class A1, 2.99%,
12/26/59 ..................... 3,484 3,501,865
Dutch Property Finance BV
(a)
:
Series 2021-1, Class B, (EURIBOR 3 Month
+ 1.10%), 0.56%, 07/28/58
(e)
........ EUR 740 865,903
Series 2021-2, Class B, (EURIBOR 3 Month
+ 0.80%), 0.26%, 04/28/59
(e)
........ 820 950,065
Series 2021-2, Class C, (EURIBOR 3 Month
+ 1.05%), 0.51%, 04/28/59
(e)
........ 503 582,784
Finsbury Square, Series 2021-1GRX, Class C,
(SONIA3M IR + 1.25%), 1.30%, 12/16/67
(a)(e)
GBP 1,045 1,413,917
Finsbury Square plc, Series 2020-1A, Class C,
(SONIA3M IR + 1.35%), 1.40%, 03/16/70
(a)(b)
225 304,397
Gemgarto plc, Series 2021-1X, Class C,
(SONIA3M IR + 1.30%), 1.35%, 12/16/67
(a)(e)
218 294,655
Gosforth Funding plc, Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 0.45%), 0.58%,
08/25/60
(a)(b)(c)
.................... USD 3,054 3,058,582

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
:
Series 2019-PJ1, Class B1, 4.27%, 08/25/49 USD 2,706 $ 2,744,433
Series 2020-PJ4, Class A2, 3.00%, 01/25/51 5,431 5,518,045
Hops Hill No. 1 plc
(a)
:
Series 1, Class C, (SONIA1M IR + 1.85%),
1.90%, 05/27/54
(e)
............... GBP 200 273,748
Series 1, Class D, (SONIA1M IR + 2.35%),
2.40%, 05/27/54
(e)
............... 100 137,217
JPMorgan Mortgage Trust
(a)(b)
:
Series 2016-2, Class A1, 2.38%, 06/25/46 . USD 5,050 5,008,052
Series 2020-7, Class A3, 3.00%, 01/25/51 . 4,207 4,286,228
Series 2020-LTV1, Class A11, (LIBOR USD
1 Month + 1.00%), 1.08%, 06/25/50 ... 3,085 3,097,650
Lanebrook Mortgage Transaction plc
(a)
:
Series 2020-1, Class C, (SONIA3M IR +
2.25%), 2.30%, 06/12/57
(e)
......... GBP 370 509,936
Series 2021-1, Class C, (SONIO/N +
1.25%), 1.30%, 07/20/58
(e)
......... 158 213,205
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 0.86%,
11/25/34
(a)
...................... USD 565 570,609
Mortimer BTL plc, Series 2021-1, Class C,
(SONIA3M IR + 1.45%), 1.50%, 06/23/53
(a)(e)
GBP 111 151,552
New Residential Mortgage Loan Trust
(a)(b)
:
Series 2016-3A, Class A1B, 3.25%,
09/25/56 ..................... USD 1,615 1,698,005
Series 2018-1A, Class A1A, 4.00%,
12/25/57 ..................... 5,917 6,314,957
Series 2020-1A, Class A1B, 3.50%,
10/25/59 ..................... 14,071 14,700,309
Residential Mortgage Securities 32 plc, Series
32X, Class C, (SONIA3M IR + 2.20%),
2.25%, 06/20/70
(a)(e)
................ GBP 1,025 1,407,940
RMAC Securities No. 1 plc, Series 2007-NS1X,
Class A2A, (LIBOR GBP 3 Month + 0.15%),
0.21%, 06/12/44
(a)(e)
................ 373 486,184
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 6,081 6,354,744
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
16,395 17,167,791
Series 2019-4, Class MA, 3.00%, 02/25/59 15,688 16,336,069
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a)(b)
......... 1,575 1,589,701
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a)(b)
. 5,495 5,486,332
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.39%, 09/25/34
(a)
622 598,007
Together Asset-Backed Securitisation 2021-1st1
plc, Series 2021-1ST1, Class C, (SONIO/N
+ 1.25%), 1.30%, 07/12/63
(a)(e)
......... GBP 108 145,533
TORRENS Trust, Series 2013-1, Class A,
(ASX Australia Bank Bill Short Term Rates 1
Month Mid + 0.95%), 0.95%, 04/12/44
(a)
.. AUD 3,507 2,543,727
Tower Bridge Funding
(a)
:
Series 2021-1, Class C, (SONIA3M IR +
1.85%), 1.90%, 07/21/64
(e)
......... GBP 365 497,980
Series 2021-1, Class D, (SONIA3M IR +
2.15%), 2.20%, 07/21/64
(e)
......... 252 343,751
Tower Bridge Funding plc
(a)
:
Series 2020-1, Class C, (SONIA3M IR +
2.45%), 2.50%, 09/20/63
(e)
......... 145 198,851
Series 2020-1, Class D, (SONIA3M IR +
3.45%), 3.50%, 09/20/63
(e)
......... 120 164,963
Series 2021-2, Class C, (SONIA3M IR +
1.50%), 1.55%, 11/20/63
(e)
......... 140 190,987
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-2, Class D, (SONIA3M IR +
1.80%), 1.85%, 11/20/63
(e)
......... GBP 169 $ 229,882
Twin Bridges plc
(a)
:
Series 2020-1, Class C, (SONIA3M IR +
2.25%), 2.30%, 12/12/54
(e)
......... 395 544,987
Series 2020-1, Class D, (SONIA3M IR +
3.00%), 3.05%, 12/12/54
(e)
......... 225 312,575
Series 2021-1, Class C, (SONIA3M IR +
1.60%), 1.65%, 03/12/55
(e)
......... 436 598,117
Series 2021-1, Class D, (SONIA3M IR +
2.10%), 2.15%, 03/12/55
(e)
......... 220 302,705
Series 2021-2, Class C, (SONIO/N +
1.15%), 1.20%, 09/12/55
(e)
......... 435 586,294
Series 2021-2, Class D, (SONIO/N +
1.50%), 1.55%, 09/12/55
(e)
......... 187 252,029
Walsh Acceptance, Series 1997-2, Class A,
(LIBOR USD 1 Month + 2.00%), 2.09%,
03/01/27
(a)(b)
..................... USD 3 1,521
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
:
Series 2019-4, Class A2, 3.00%, 09/25/49 . 1,478 1,497,201
Series 2020-RR1, Class A1, 3.00%,
05/25/50 ..................... 2,581 2,617,044
136,277,719
Commercial Mortgage-Backed Securities — 8.9%
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (LIBOR USD 1 Month + 1.15%), 1.23%,
04/15/34
(a)(b)
..................... 8,030 8,037,566
AOA Mortgage Trust, Series 2015-1177, Class
D, 3.11%, 12/13/29
(a)(b)
.............. 4,855 4,832,828
Atom Mortgage Securities DAC
(a)
:
Series 1X, Class D, (SONIO/N + 1.90%),
1.95%, 07/22/31
(e)
............... GBP 1,960 2,641,836
Series 1X, Class E, (SONIO/N + 2.80%),
2.85%, 07/22/31
(e)
............... 2,219 2,989,355
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 1.08%, 11/15/33 .... USD 3,270 3,204,353
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 0.93%, 09/15/34 .... 12,495 12,487,267
BANK:
Series 2018-BN14, Class A2, 4.13%,
09/15/60 ..................... 6,000 6,274,338
Series 2019-BN16, Class A2, 3.93%,
02/15/52 ..................... 12,200 12,851,819
Series 2019-BN18, Class A2, 3.47%,
05/15/62 ..................... 15,479 16,357,162
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PW10, Class AJ, 5.78%,
12/11/40
(a)
...................... —
(j)
1
Benchmark Mortgage Trust, Series 2019-B9,
Class A5, 4.02%, 03/15/52 ........... 10,000 11,372,864
BX Commercial Mortgage Trust
(b)
:
Series 2018-IND, Class A, (LIBOR USD 1
Month + 0.75%), 0.83%, 11/15/35
(a)
... 1,164 1,164,897
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.00%, 10/15/36
(a)
... 23,387 23,432,422
Series 2020-VIV4, Class A, 2.84%, 03/09/44 5,820 6,064,853
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 0.74%, 05/15/38
(a)
... 6,930 6,937,046
BX Trust
(a)(b)
:
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 0.88%, 02/15/36 .... 4,700 4,702,901

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
98
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 0.88%, 02/15/36 .... USD 6,280 $ 6,283,876
Series 2021-SDMF, Class A, (LIBOR USD 1
Month + 0.59%), 0.69%, 09/15/23 .... 7,130 7,109,975
Series 2021-SOAR, Class A, (LIBOR USD 1
Month + 0.67%), 0.75%, 06/15/38 .... 12,210 12,215,652
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.36%, 06/15/23 .... 3,450 3,453,211
CFCRE Commercial Mortgage Trust
(b)
:
Series 2018-TAN, Class A, 4.24%, 02/15/33 15,000 15,488,307
Series 2018-TAN, Class B, 4.69%, 02/15/33 7,905 8,142,605
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%,
09/10/45 ..................... 13,817 13,970,111
Series 2013-GC11, Class A3, 2.82%,
04/10/46 ..................... 26,424 27,090,281
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ..................... 9,000 9,813,257
Series 2015-P1, Class A4, 3.46%, 09/15/48 13,174 14,061,041
Series 2016-P3, Class A2, 2.74%, 04/15/49 3,496 3,494,244
Series 2016-P4, Class A4, 2.90%, 07/10/49 14,575 15,504,776
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%,
05/15/45 ..................... 7,316 7,373,894
Series 2013-CR13, Class A4, 4.19%,
11/10/46
(a)
.................... 4,515 4,822,453
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ..................... 15,052 15,966,683
Series 2014-UBS5, Class ASB, 3.55%,
09/10/47 ..................... 4,157 4,311,522
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 ..................... 1,162 1,208,514
Series 2015-CR22, Class A3, 3.21%,
03/10/48 ..................... 28,180 28,317,214
Series 2015-CR23, Class A2, 2.85%,
05/10/48 ..................... 3,860 3,904,688
Series 2015-CR23, Class A4, 3.50%,
05/10/48 ..................... 7,750 8,368,431
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 ..................... 5,732 6,001,815
Series 2015-PC1, Class B, 4.46%,
07/10/50
(a)
.................... 4,175 4,518,407
Credit Suisse Mortgage Capital Certificates
(b)
:
Series 2020-NET, Class A, 2.26%, 08/15/37 7,128 7,325,611
Series 2021-980M, Class A, 2.39%,
07/15/31 ..................... 6,240 6,352,298
Series 2021-980M, Class C, 3.20%,
07/15/31 ..................... 3,450 3,512,952
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 2,458 2,638,388
Extended Stay America Trust, Series 2021-
ESH, Class A, (LIBOR USD 1 Month +
1.08%), 1.16%, 07/15/38
(a)(b)
.......... 12,813 12,849,509
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class F, 5.52%,
05/03/32
(b)
.................... 2,000 2,245,200
Series 2013-GC10, Class A4, 2.68%,
02/10/46 ..................... 3,644 3,714,091
GS Mortgage Securities Corp. Trust
(b)
:
Series 2012-ALOH, Class A, 3.55%,
04/10/34 ..................... 17,000 17,118,050
Series 2020-TWN3, Class A, (LIBOR USD 1
Month + 2.00%), 2.08%, 11/15/37
(a)
... 11,900 11,956,793
GS Mortgage Securities Trust:
Series 2011-GC5, Class AS, 5.21%,
08/10/44
(a)(b)
................... 6,968 6,997,269
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-GC13, Class AAB, 3.72%,
07/10/46
(a)
.................... USD 2,665 $ 2,726,723
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 ..................... 5,626 5,853,767
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 5,900 6,442,914
Series 2019-GC38, Class A2, 3.87%,
02/10/52 ..................... 8,134 8,590,543
Haus European Loan Conduit No. DAC
(a)
:
Series 39X, Class C, (EURIBOR 3 Month +
1.40%), 1.40%, 07/28/51
(e)
......... EUR 841 975,849
Series 39X, Class D, (EURIBOR 3 Month +
2.00%), 2.00%, 07/28/51
(e)
......... 970 1,124,971
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.23%,
05/15/38
(a)(b)
..................... USD 9,675 9,683,978
HONO Mortgage Trust, Series 2021-LULU,
Class D, (LIBOR USD 1 Month + 2.50%),
2.60%, 10/15/36
(a)(b)
................ 2,000 2,000,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2021-MHC, Class
A, (LIBOR USD 1 Month + 0.80%), 0.88%,
04/15/38
(a)(b)
..................... 3,676 3,687,536
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class ASB, 3.66%,
09/15/47 ..................... 4,090 4,278,304
Series 2016-C1, Class A5, 3.58%, 03/15/49 2,250 2,447,989
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 17,260 17,872,095
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2012-HSBC, Class D, 4.67%,
07/05/32
(a)(b)
................... 6,490 6,598,526
Series 2013-C16, Class A4, 4.17%, 12/15/46 13,920 14,783,658
Series 2018-WPT, Class AFX, 4.25%,
07/05/33
(b)
.................... 7,070 7,457,670
Series 2019-BKWD, Class A, (LIBOR USD 1
Month + 1.00%), 1.08%, 09/15/29
(a)(b)
.. 1,864 1,866,772
KNDL Mortgage Trust, Series 2019-KNSQ,
Class D, (LIBOR USD 1 Month + 1.35%),
1.43%, 05/15/36
(a)(b)
................ 2,972 2,976,361
Last Mile Logistics Pan Euro Finance DAC
(a)
:
Series 1X, Class C, (EURIBOR 3 Month +
1.40%), 1.40%, 08/17/33
(e)
......... EUR 1,356 1,572,460
Series 1X, Class D, (EURIBOR 3 Month +
1.90%), 1.90%, 08/17/33
(e)
......... 1,050 1,217,656
Last Mile Securities PE DAC
(a)
:
Series 2021-1X, Class B, (EURIBOR 3
Month + 1.20%), 1.20%, 08/17/31
(e)
... 939 1,089,524
Series 2021-1X, Class C, (EURIBOR 3
Month + 1.60%), 1.60%, 08/17/31
(e)
... 1,061 1,232,192
MHC Commercial Mortgage Trust, Series
2021-MHC, Class A, (LIBOR USD 1 Month +
0.80%), 0.88%, 04/15/38
(a)(b)
.......... USD 12,380 12,391,174
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46 11,900 12,643,355
Series 2013-C9, Class AAB, 2.66%,
05/15/46 ..................... 1,814 1,838,107
Series 2014-C15, Class A4, 4.05%, 04/15/47 9,800 10,476,569
Series 2014-C18, Class ASB, 3.62%,
10/15/47 ..................... 5,345 5,562,405
Series 2014-C19, Class ASB, 3.33%,
12/15/47 ..................... 5,109 5,308,426
Series 2015-C24, Class A4, 3.73%, 05/15/48 16,494 17,968,517
Series 2015-C25, Class A5, 3.64%, 10/15/48 8,717 9,487,891

BlackRock Low Duration Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(a)
.................... USD 4,185 $ 4,253,909
Series 2012-C4, Class A4, 3.24%, 03/15/45 2,921 2,936,810
Series 2018-BOP, Class A, (LIBOR USD 1
Month + 0.85%), 0.93%, 08/15/33
(a)(b)
.. 3,671 3,668,504
Series 2018-H4, Class A4, 4.31%, 12/15/51 4,995 5,758,470
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.98%, 07/15/35
(a)(b)
.. 1,300 1,299,992
Series 2019-NUGS, Class D, (LIBOR USD 1
Month + 1.80%), 3.30%, 12/15/36
(a)(b)
.. 8,000 8,026,434
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 1.03%, 06/15/35
(a)(b)
.... 6,017 5,941,315
Pearl Finance 2020 DAC
(a)
:
Series 2020-1, Class A2, (EURIBOR 3
Month + 1.90%), 1.90%, 11/17/32
(e)
... EUR 1,195 1,386,904
Series 2020-1, Class B, (EURIBOR 3 Month
+ 2.50%), 2.50%, 11/17/32
(e)
........ 1,435 1,665,404
PFP Ltd., Series 2019-5, Class A, (LIBOR USD
1 Month + 0.97%), 1.05%, 04/14/36
(a)(b)(c)
.. USD 1,745 1,744,253
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (LIBOR USD 1 Month +
0.88%), 0.96%, 07/15/38
(a)(b)
.......... 15,473 15,477,634
Sage AR Funding No. 1 plc, Series 1X, Class C,
(SONIO/N + 2.15%), 2.20%, 11/17/30
(a)(e)
.. GBP 535 724,352
Taurus CMBS, Series 2021-UK4X, Class D,
(SONIO/N + 2.10%), 2.15%, 08/17/31
(a)(e)
.. 1,483 1,999,693
Taurus UK DAC
(a)
:
Series 2021-UK1X, Class B, (SONIO/N +
1.30%), 1.35%, 05/17/31
(e)
......... 886 1,194,802
Series 2021-UK1X, Class C, (SONIO/N +
1.65%), 1.70%, 05/17/31
(e)
......... 540 728,316
Series 2021-UK1X, Class D, (SONIO/N +
2.60%), 2.65%, 05/17/31
(e)
......... 551 745,556
TPGI Trust, Series 2021-DGWD, Class A,
(LIBOR USD 1 Month + 0.70%), 0.78%,
06/15/26
(a)(b)
..................... USD 10,540 10,543,168
TTAN MHC, Series 2021-MHC, Class A,
(LIBOR USD 1 Month + 0.85%), 0.93%,
03/15/38
(a)(b)
..................... 8,400 8,399,938
UBS Commercial Mortgage Trust:
Series 2012-C1, Class A3, 3.40%, 05/10/45 3,477 3,484,090
Series 2019-C18, Class A4, 3.04%, 12/15/52 7,873 8,386,195
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class AS, 3.35%,
03/10/46
(b)
.................... 9,713 9,971,528
Series 2013-C6, Class ASB, 2.79%,
04/10/46 ..................... 1,984 2,006,902
Velocity Commercial Capital Loan Trust
(b)
:
Series 2018-1, Class A, 3.59%, 04/25/48 .. 717 733,625
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
. 4,235 4,320,569
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class ASB, 3.48%,
08/15/50 ..................... 6,388 6,612,551
Series 2015-C28, Class ASB, 3.31%,
05/15/48 ..................... 3,935 4,114,251
Series 2017-C39, Class A5, 3.42%, 09/15/50 25,064 27,357,303
WFRBS Commercial Mortgage Trust:
Series 2012-C10, Class ASB, 2.45%,
12/15/45 ..................... 3,675 3,703,399
Series 2012-C6, Class A4, 3.44%, 04/15/45 353 353,688
Series 2014-C21, Class ASB, 3.39%,
08/15/47 ..................... 7,742 7,987,238
Series 2014-C21, Class ASBF, (LIBOR USD
1 Month + 0.56%), 0.64%, 08/15/47
(a)(b)
. 2,003 1,994,034
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C24, Class ASB, 3.32%,
11/15/47 ..................... USD 6,306 $ 6,549,329
763,708,714
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 1.03%, 05/10/48
(a)
..... 33,223 815,824
Total Non-Agency Mortgage-Backed Securities — 10.5%
(Cost: $894,011,209) .............................. 900,802,257
U.S. Government Sponsored Agency Securities — 5.3%
Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp.:
Series 1165, Class LD, 7.00%, 11/15/21 .. —
(j)
14
Series 3710, Class MG, 4.00%, 08/15/25
(d)
410 440,322
Series 3959, Class MA, 4.50%, 11/15/41 .. 1,246 1,368,111
Series 3986, Class M, 4.50%, 09/15/41 ... 950 991,902
Series 4459, Class BN, 3.00%, 08/15/43 .. 5,215 5,535,687
Series 4569, Class JA, 3.00%, 03/15/42 .. 7,287 7,495,281
Series 5105, Class LA, 1.50%, 04/15/44 .. 48,945 49,690,483
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes, Series 2019-
FTR2, Class M1, (LIBOR USD 1 Month +
0.95%), 1.04%, 11/25/48
(a)(b)
.......... 655 655,053
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2017-DNA2,
Class M1, (LIBOR USD 1 Month + 1.20%),
1.29%, 10/25/29
(a)
................. 2,978 2,979,030
Federal National Mortgage Association:
Series 2011-48, Class MG,
4.00%, 06/25/26
(d)
............... 766 821,141
Series 2011-84, Class MG,
4.00%, 09/25/26
(d)
............... 1,057 1,121,769
Series 2014-48, Class AB, 4.00%, 10/25/40 363 363,171
Federal National Mortgage Association Variable
Rate Notes, Series 1997-20, Class FB,
0.66%, 03/25/27
(a)
................. 31 31,245
Government National Mortgage Association:
Series 2013-131, Class PA, 3.50%, 06/16/42 1,813 1,872,484
Series 2017-136, Class GB,
3.00%, 03/20/47 ................ 7,864 8,046,455
Series 2018-36, Class AM, 3.00%, 07/20/45 16,322 16,905,360
98,317,508
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates:
Series KIR2, Class A1, 2.75%, 03/25/27 .. 5,781 6,077,296
Series KJ05, Class A2, 2.16%, 10/25/21 .. 309 309,205
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2012-K18, Class B, 4.32%, 01/25/45 5,450 5,499,674
Series 2012-K20, Class B, 4.00%, 05/25/45 3,030 3,086,049
Series 2012-K21, Class B, 4.06%, 07/25/45 3,053 3,120,905
Series 2013-K25, Class B, 3.74%, 11/25/45 1,505 1,549,913
Series 2013-K26, Class B, 3.72%, 12/25/45 1,247 1,285,831
Series 2013-K27, Class B, 3.62%, 01/25/46 2,875 2,973,039
Series 2015-K720, Class B, 3.51%, 07/25/22 10,055 10,246,296
34,148,208
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes:
Series K121, Class X1, 1.12%, 10/25/30 .. 11,983 947,827

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
100
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K718, Class X1, 0.69%, 01/25/22 .. USD 8,192 $ 5,796
Government National Mortgage Association
Variable Rate Notes, Series 2012-120,
0.66%, 02/16/53 .................. 13,295 295,208
1,248,831
Mortgage-Backed Securities — 3.8%
Federal Home Loan Mortgage Corp.:
3.00%, 02/01/36 .................. 3,602 3,818,371
4.00%, 02/01/34 - 06/01/37 ........... 21,274 23,118,795
4.50%, 07/01/47 - 03/01/49 ........... 62,191 69,602,394
Federal Home Loan Mortgage Corp. Variable
Rate Notes, (LIBOR USD 12 Month +
1.63%), 2.96%, 10/01/45
(a)
........... 1,959 2,054,663
Federal National Mortgage Association Variable
Rate Notes
(a)
:
(LIBOR USD 12 Month + 1.73%),
2.73%, 09/01/42 ................ 3,607 3,810,454
(LIBOR USD 12 Month + 1.58%),
2.84%, 09/01/45 ................ 3,062 3,201,304
(LIBOR USD 12 Month + 1.59%),
2.90%, 11/01/45 ................ 268 280,965
(LIBOR USD 12 Month + 1.59%),
3.09%, 06/01/45 ................ 3,335 3,484,950
Uniform Mortgage-Backed Securities:
2.50%, 12/01/27 - 04/01/32 ........... 30,018 31,456,896
3.00%, 12/01/26 - 09/01/35 ........... 42,335 44,896,218
3.50%, 04/01/34 .................. 2,962 3,225,568
4.00%, 04/01/26 - 03/01/38 ........... 74,724 79,943,081
4.50%, 03/01/47 - 04/01/49 ........... 47,959 53,420,717
5.50%, 10/01/21 .................. —
(j)
3
322,314,379
Total U.S. Government Sponsored Agency Securities — 5.3%
(Cost: $442,081,529) .............................. 456,028,926
U.S. Treasury Obligations — 27.3%
U.S. Treasury Notes:
0.13%, 01/15/24
(k)
................. 562,650 559,638,945
0.13%, 02/15/24 .................. 175,000 173,995,117
0.25%, 03/15/24 - 06/15/24 ........... 979,910 975,453,972
0.38%, 08/15/24 - 09/15/24 ........... 624,000 621,491,013
0.88%, 06/30/26 .................. 15,845 15,789,295
Total U.S. Treasury Obligations — 27.3%
(Cost: $2,351,050,878) ............................ 2,346,368,342
Total Long-Term Investments — 93.4%
(Cost: $7,992,049,192) ............................ 8,029,916,675
Security
Par (000)
Par (000) Value
Short-Term Securities — 6.6%
Commercial Paper — 4.4%
(l)
Aviation Capital Group LLC, 0.45%
,
10/01/21 . USD 40,000 $ 39,999,900
Cigna Corp., 0.25%
,
12/01/21 ........... 20,000 19,993,421
Enel Finance America LLC:
0.41%, 04/25/22 .................. 30,000 29,947,042
0.37%, 07/18/22 .................. 25,000 24,927,048
0.40%, 08/09/22 .................. 20,000 19,934,618
0.40%, 09/20/22 .................. 25,000 24,900,403
Eni Finance USA, Inc., 0.42%
,
04/13/22
(c)
... 32,000 31,948,866
General Motors Financial Co., Inc.:
0.31%, 11/01/21 .................. 31,000 30,991,127
0.38%, 02/25/22 .................. 31,000 30,947,366
Natwest Markets plc, 0.37%
,
01/28/22
(b)(c)
... 30,000 29,984,000
Viatris , Inc.:
0.52%, 12/08/21 .................. 15,000 14,988,241
0.46%, 12/21/21 .................. 16,000 15,984,621
0.55%, 12/31/21 .................. 30,000 29,966,880
VW Credit, Inc., 0.38%
,
02/16/22
(c)
........ 25,000 24,977,895
Total Commercial Paper — 4.4%
(Cost: $369,404,051) .............................. 369,491,428
Shares
Shares
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
( i )(m)
.................. 52,560,109 52,560,109
Total Money Market Funds — 0.6%
(Cost: $52,560,109) ............................... 52,560,109
Total Repurchase Agreements — 1.6%
(Cost: $140,000,000 ) .............................. 140,000,000
Total Short-Term Securities — 6.6%
(Cost: $561,964,160) .............................. 562,051,537
Total Options Purchased — 0.3%
(Cost: $30,260,177) ............................... 28,841,400
Total Investments Before Options Written — 100.3%
(Cost: $8,584,273,529 ) ............................ 8,620,809,612
Total Options Written — (0.3)%
(Premium Received — $32,396,412) ................... (25,259,014)
Total Investments Net of Options Written — 100.0%
(Cost: $8,551,877,117 ) ............................ 8,595,550,598
Other Assets Less Liabilities — 0.0% .................... 3,852,658
Net Assets — 100.0% ............................... $ 8,599,403,256
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Affiliate of the Fund.
(j)
Rounds to less than 1,000.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(l)
Rates are discount rates or a range of discount rates as of period end.
(m)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Par/Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 270,721,972 $ — $ (218,161,863) $ — $ — $ 52,560,109 52,560,109 $ 35,404 $ —
BlackRock Capital Finance LP,
Series 1997-R2, Class AP ... 17,535 — (2,927) — (732) 13,876 15,614 874 —
iShares Short Maturity Bond ETF 159,349,800 — — — 95,399 159,445,199 3,180,000 1,401,273 —
$ — $ 94,667 $ 212,019,184 $ 1,437,551 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Goldman Sachs & Co. LLC 0.57%
(a)
09/30/21 08/06/22 $ 140,000 $ 140,000 $ 140,687 , 165
Corporate/Debt
Obligations, 0.00% to
6.75%, due 09/30/22 to
01/25/41 ......... $ 179,286,921 $ 147,000,000
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
102
Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Ultra Bond .................................................... 176 12/21/21 $ 33,715 $ (1,247,064)
U.S. Treasury 2 Year Note .................................................... 15,565 12/31/21 3,425,516 (1,708,594)
90-day Eurodollar ......................................................... 884 12/18/23 218,481 (200,121)
(3,155,779)
Short Contracts
Euro- Bobl ............................................................... 1,191 12/08/21 186,149 1,211,348
Euro-Bund .............................................................. 8 12/08/21 1,574 18,863
Euro-Schatz ............................................................. 993 12/08/21 129,063 86,842
U.S. Treasury 10 Year Note ................................................... 2,257 12/21/21 297,289 3,142,832
U.S. Treasury 10 Year Ultra Note ............................................... 794 12/21/21 115,490 1,941,192
U.S. Treasury Long Bond .................................................... 83 12/21/21 13,239 239,277
U.S. Treasury 5 Year Note .................................................... 10,002 12/31/21 1,228,214 6,675,983
90-day Eurodollar ......................................................... 1,312 12/16/24 322,768 577,554
13,893,891
$ 10,738,112
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,560,000 USD 1,804,984 Westpac Banking Corp. 10/05/21 $ 2,079
USD 1,768,744 EUR 1,494,568 Toronto Dominion Bank 10/20/21 36,965
USD 3,034,155 AUD 4,104,000 JPMorgan Chase Bank NA 12/15/21 66,111
USD 7,694,247 CAD 9,686,000 Bank of America NA 12/15/21 47,126
USD 3,345,786 EUR 2,849,000 Bank of New York Mellon 12/15/21 40,487
USD 238,397,703 EUR 201,260,000 BNP Paribas SA 12/15/21 4,903,699
USD 238,569,981 EUR 201,260,000 HSBC Bank plc 12/15/21 5,075,977
USD 3,593,279 EUR 3,039,000 Morgan Stanley & Co. International plc 12/15/21 67,550
USD 1,805,002 EUR 1,537,000 Natwest Markets plc 12/15/21 21,835
USD 3,982,645 EUR 3,393,000 State Street Bank and Trust Co. 12/15/21 46,218
USD 5,702,770 GBP 4,165,000 Bank of Montreal 12/15/21 90,153
USD 1,185,608 GBP 859,000 BNP Paribas SA 12/15/21 28,048
USD 25,404,823 GBP 18,338,000 Natwest Markets plc 12/15/21 693,135
11,119,383
USD 1,807,428 EUR 1,560,000 Westpac Banking Corp. 12/15/21 (2,423)
$ 11,116,960
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar October 2021 Futures ............ 1,496 10/15/21 USD 99.25 USD 374,000 $ 9,350
U.S. Treasury 10 Year Note ..................... 375 11/26/21 USD 133.00 USD 37,500 609,377
$ 618,727

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.31% Semi-Annual Barclays Bank plc 03/28/22 1.31 % USD 80,870 $ 883,203
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.53% Semi-Annual
JPMorgan Chase
Bank NA 04/05/22 1.53 USD 41,835 770,864
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.39% Semi-Annual
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 81,970 1,095,757
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.20% Semi-Annual Bank of America NA 04/28/22 1.20 USD 116,590 931,160
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.97% Semi-Annual
Goldman Sachs Bank
USA 06/24/24 1.97 USD 13,220 575,330
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual
Goldman Sachs Bank
USA 06/28/24 2.00 USD 13,220 594,808
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual
Goldman Sachs Bank
USA 07/22/24 1.68 USD 15,650 486,366
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Bank of America NA 07/29/24 1.55 USD 25,990 694,408
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual Wells Fargo Bank NA 08/02/24 1.68 USD 15,820 496,106
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.49% Semi-Annual Citibank NA 02/25/25 1.49 USD 14,560 389,748
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.28% Semi-Annual
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 139,757
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Citibank NA 06/05/25 1.43 USD 41,250 1,064,993
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual Deutsche Bank AG 06/05/25 1.43 USD 22,650 582,783
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.43% Semi-Annual UBS AG 06/05/25 1.43 USD 6,435 165,572
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.60% Semi-Annual Deutsche Bank AG 04/07/26 2.60 USD 21,710 1,755,006
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.07% Semi-Annual
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 794,216
11,420,077
Put
5-Year Interest Rate Swap
(a)
. (0.15)% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 11/15/21 (0.15) EUR 75,450 165,847
5-Year Interest Rate Swap
(a)
. 1.31% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/28/22 1.31 USD 80,870 615,282
5-Year Interest Rate Swap
(a)
. 1.53% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/05/22 1.53 USD 41,835 197,064
5-Year Interest Rate Swap
(a)
. 1.39% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 04/08/22 1.39 USD 81,970 552,816
5-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 07/15/22 1.25 USD 115,320 1,615,387
10-Year Interest Rate Swap
(a)
1.97% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/24/24 1.97 USD 13,220 578,806
10-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/28/24 2.00 USD 13,220 563,901
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 07/22/24 1.68 USD 15,650 918,282
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Wells Fargo Bank NA 08/02/24 1.68 USD 15,820 929,477
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 08/05/24 1.80 USD 37,140 1,957,716
10-Year Interest Rate Swap
(a)
1.49% Semi-Annual 3 month LIBOR Quarterly Citibank NA 02/25/25 1.49 USD 14,560 1,080,938
10-Year Interest Rate Swap
(a)
1.28% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 06/04/25 1.28 USD 6,435 572,716
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Citibank NA 06/05/25 1.43 USD 41,250 3,291,762
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/05/25 1.43 USD 22,650 1,811,555
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly UBS AG 06/05/25 1.43 USD 6,435 514,674
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 04/07/26 2.60 USD 21,710 744,328
10-Year Interest Rate Swap
(a)
2.07% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/17/40 2.07 USD 11,730 692,045
16,802,596
$ 28,222,673
(a)
Forward settling swaption.

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
104
Schedule of Investments
(continued)
September 30, 2021
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 375 11/26/21 USD 136.00 USD 37,500 $ (11,719)
Put
U.S. Treasury 10 Year Note ...................... 750 11/26/21 USD 131.00 USD 75,000 (480,470)
$ (492,189)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.78% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 10/14/21 1.78 % USD 17,720 $ (401,273)
10-Year Interest Rate Swap
(a)
1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 11/04/21 1.00 USD 37,140 (3,343)
10-Year Interest Rate Swap
(a)
1.30% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 11/12/21 1.30 USD 38,600 (68,965)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/10/22 0.51 USD 229,990 (366,063)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/18/22 1.65 USD 16,320 (300,709)
10-Year Interest Rate Swap
(a)
1.65% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 01/18/22 1.65 USD 49,450 (911,156)
10-Year Interest Rate Swap
(a)
1.00% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 01/27/22 1.00 USD 21,190 (35,402)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 01/27/22 1.25 USD 19,430 (88,283)
10-Year Interest Rate Swap
(a)
1.62% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/18/22 1.62 USD 18,710 (333,984)
2-Year Interest Rate Swap
(a)
. 0.41% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 02/23/22 0.41 USD 166,840 (110,976)
2-Year Interest Rate Swap
(a)
. 0.51% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/01/22 0.51 USD 196,890 (287,191)
2-Year Interest Rate Swap
(a)
. 0.49% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 147,305 (184,549)
2-Year Interest Rate Swap
(a)
. 0.52% Semi-Annual 3 month LIBOR Quarterly Citibank NA 03/03/22 0.52 USD 100,585 (154,700)
2-Year Interest Rate Swap
(a)
. 0.56% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/21/22 0.56 USD 100,585 (197,929)
2-Year Interest Rate Swap
(a)
. 0.57% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/23/22 0.57 USD 203,900 (415,127)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/22/22 0.90 USD 58,290 (158,042)
5-Year Interest Rate Swap
(a)
. 0.90% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 04/28/22 0.90 USD 174,880 (479,145)
10-Year Interest Rate Swap
(a)
1.40% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/07/22 1.40 USD 27,520 (329,530)
10-Year Interest Rate Swap
(a)
1.53% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,520 (796,828)
10-Year Interest Rate Swap
(a)
1.06% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/11/22 1.06 USD 14,550 (95,706)
10-Year Interest Rate Swap
(a)
1.23% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (142,336)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (146,128)
10-Year Interest Rate Swap
(a)
1.25% Semi-Annual 3 month LIBOR Quarterly Citibank NA 12/30/22 1.25 USD 14,780 (169,678)
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 01/09/23 1.44 USD 27,230 (456,952)
10-Year Interest Rate Swap
(a)
2.01% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 03/01/23 2.01 USD 30,000 (1,304,248)
30-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 09/17/24 1.85 USD 10,560 (966,200)
30-Year Interest Rate Swap
(a)
2.00% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 09/30/24 2.00 USD 7,130 (778,020)
(9,682,463)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.78% Semi-Annual
Goldman Sachs Bank
USA 10/14/21 1.78 USD 17,720 (5,679)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual Deutsche Bank AG 11/12/21 1.50 USD 38,600 (465,770)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.50% Semi-Annual Barclays Bank plc 12/06/21 0.50 USD 88,660 (58,454)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.45% Semi-Annual Deutsche Bank AG 12/10/21 0.45 USD 87,387 (98,848)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/22 0.51 USD 229,990 (307,953)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual Bank of America NA 01/18/22 2.15 USD 16,320 (43,348)

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual
JPMorgan Chase
Bank NA 01/18/22 2.15 % USD 49,450 $ (131,346)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.50% Semi-Annual Deutsche Bank AG 01/19/22 0.50 USD 61,530 (99,827)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Bank of America NA 01/27/22 1.25 USD 19,430 (729,987)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual Deutsche Bank AG 01/27/22 1.50 USD 21,190 (441,314)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.62% Semi-Annual Bank of America NA 02/18/22 1.62 USD 18,710 (316,815)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.75% Semi-Annual Deutsche Bank AG 02/25/22 0.75 USD 166,840 (158,737)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual Deutsche Bank AG 02/28/22 1.60 USD 15,890 (295,564)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.51% Semi-Annual Deutsche Bank AG 03/01/22 0.51 USD 196,890 (509,994)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.49% Semi-Annual
JPMorgan Chase
Bank NA 03/02/22 0.49 USD 147,305 (419,417)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.52% Semi-Annual Citibank NA 03/03/22 0.52 USD 100,585 (256,786)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.56% Semi-Annual Deutsche Bank AG 03/21/22 0.56 USD 100,585 (262,325)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.57% Semi-Annual Deutsche Bank AG 03/23/22 0.57 USD 203,900 (527,488)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.40% Semi-Annual
JPMorgan Chase
Bank NA 06/07/22 2.40 USD 27,520 (147,521)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.53% Semi-Annual
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,520 (1,609,138)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.06% Semi-Annual Deutsche Bank AG 10/11/22 1.06 USD 14,550 (1,013,967)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.23% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.23 USD 13,193 (809,259)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual
Goldman Sachs Bank
USA 12/16/22 1.25 USD 13,193 (797,681)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.25% Semi-Annual Citibank NA 12/30/22 1.25 USD 14,780 (897,006)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Barclays Bank plc 01/09/23 1.44 USD 27,230 (1,338,479)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.01% Semi-Annual Bank of America NA 03/01/23 2.01 USD 30,000 (746,113)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.70% Annual Barclays Bank plc 05/15/23 0.70 EUR 37,720 (627,550)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Deutsche Bank AG 09/17/24 1.85 USD 10,560 (1,247,865)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.00% Semi-Annual Barclays Bank plc 09/30/24 2.00 USD 7,130 (720,131)
(15,084,362)
$ (24,766,825)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ................... 5.00 % Quarterly 12/20/26 USD 46,780 $ (4,412,889) $ (4,507,176) $ 94,287
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.10% Semi-Annual N/A 03/01/23 USD 75,820 $ 986,284 $ — $ 986,284
3 month LIBOR Quarterly 0.90% Semi-Annual N/A 03/02/23 USD 11,490 116,402 — 116,402
3 month LIBOR Quarterly 0.25% Semi-Annual 07/08/22
(a)
07/08/23 USD 28,890 (54,106) — (54,106)
3 month LIBOR Quarterly 0.34% Semi-Annual 12/13/21
(a)
12/13/23 USD 1,930 (4,474) — (4,474)
0.52% Semi-Annual 3 month LIBOR Quarterly 12/30/21
(a)
12/30/23 USD 7,550 (5,977) — (5,977)
3 month LIBOR Quarterly 0.38% Semi-Annual 02/07/22
(a)
02/07/24 USD 53,680 (160,950) — (160,950)
3 month LIBOR Quarterly 0.40% Semi-Annual 02/08/22
(a)
02/08/24 USD 56,080 (149,889) — (149,889)

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
106
Schedule of Investments
(continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.45% Semi-Annual 03/01/22
(a)
03/01/24 USD 81,190 $ (187,425) $ — $ (187,425)
3 month LIBOR Quarterly 0.49% Semi-Annual 03/02/22
(a)
03/02/24 USD 13,370 (20,898) — (20,898)
3 month LIBOR Quarterly 0.46% Semi-Annual 03/07/22
(a)
03/07/24 USD 27,335 (59,815) — (59,815)
0.56% Semi-Annual 3 month LIBOR Quarterly 03/24/22
(a)
03/24/24 USD 52,650 34,867 — 34,867
0.60% Semi-Annual 3 month LIBOR Quarterly 03/25/22
(a)
03/25/24 USD 26,400 (3,236) — (3,236)
0.61% Semi-Annual 3 month LIBOR Quarterly 03/28/22
(a)
03/28/24 USD 50,740 (7,404) — (7,404)
0.63% Semi-Annual 3 month LIBOR Quarterly 03/29/22
(a)
03/29/24 USD 26,650 (17,749) — (17,749)
0.64% Semi-Annual 3 month LIBOR Quarterly 03/29/22
(a)
03/29/24 USD 48,890 (36,713) — (36,713)
3 month LIBOR Quarterly 0.63% Semi-Annual 03/30/22
(a)
03/30/24 USD 50,550 30,744 — 30,744
0.65% Semi-Annual 3 month LIBOR Quarterly 03/30/22
(a)
03/30/24 USD 26,680 (25,633) — (25,633)
0.62% Semi-Annual 3 month LIBOR Quarterly 03/31/22
(a)
03/31/24 USD 41,120 (16,230) — (16,230)
3 month LIBOR Quarterly 0.59% Semi-Annual 04/20/22
(a)
04/20/24 USD 51,740 (47,271) — (47,271)
0.73% Semi-Annual 3 month LIBOR Quarterly 06/21/22
(a)
06/21/24 USD 53,090 7,115 — 7,115
0.74% Semi-Annual 3 month LIBOR Quarterly 06/23/22
(a)
06/23/24 USD 2,410 (90) — (90)
0.77% Semi-Annual 3 month LIBOR Quarterly 06/28/22
(a)
06/28/24 USD 26,605 (10,246) — (10,246)
0.74% Semi-Annual 3 month LIBOR Quarterly 08/12/22
(a)
08/12/24 USD 64,490 100,240 — 100,240
0.78% Semi-Annual 3 month LIBOR Quarterly 08/15/22
(a)
08/15/24 USD 36,090 31,495 — 31,495
3 month LIBOR Quarterly 0.36% Semi-Annual N/A 06/02/25 USD 5,860 (92,610) — (92,610)
3 month LIBOR Quarterly 0.48% Semi-Annual N/A 01/21/26 USD 40,810 (802,240) — (802,240)
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 71,870 127,081 — 127,081
1.62% Semi-Annual 3 month LIBOR Quarterly 02/26/25
(a)
02/26/26 USD 51,810 49,110 — 49,110
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 19,970 2,402 — 2,402
3 month LIBOR Quarterly 0.93% Semi-Annual N/A 09/17/26 USD 48,330 (314,945) — (314,945)
6 month
EURIBOR Semi-Annual
(0.15)%
Annual 11/16/21
(a)
11/16/26 EUR 37,720 61,078 — 61,078
1.29% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/27 USD 21,260 (14,271) — (14,271)
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (721,845) — (721,845)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 21,680 (692,716) — (692,716)
3 month LIBOR Quarterly 1.19% Semi-Annual 07/19/22
(a)
07/19/27 USD 24,070 (201,202) — (201,202)
3 month LIBOR Quarterly 1.22% Semi-Annual 08/16/22
(a)
08/16/27 USD 11,060 (88,940) — (88,940)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 25,550 1,017,733 — 1,017,733
0.84% Semi-Annual 3 month LIBOR Quarterly N/A 11/15/27 USD 22,970 466,494 — 466,494
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 02/15/28 USD 33,330 (60,044) — (60,044)
3 month LIBOR Quarterly 1.05% Semi-Annual N/A 05/15/28 USD 6,540 (101,347) — (101,347)
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 21,830 (1,076,260) — (1,076,260)
2.50% Semi-Annual 3 month LIBOR Quarterly 03/20/26
(a)
03/20/31 USD 2 (43) — (43)
6 month
EURIBOR Semi-Annual
(0.20)%
Annual N/A 04/29/31 EUR 870 (30,891) — (30,891)
1 day SOFR Annual 1.11% Annual 12/31/21
(a)
05/15/31 USD 26,800 (450,159) — (450,159)
3 month LIBOR Quarterly 1.51% Semi-Annual N/A 08/19/31 USD 1,780 (3,041) — (3,041)
(0.05)% Annual
6 month
EURIBOR Semi-Annual N/A 08/31/31 EUR 4,040 91,102 — 91,102
(0.05)% Annual
6 month
EURIBOR Semi-Annual N/A 09/01/31 EUR 4,940 111,106 — 111,106
1.14% Annual 1 day SOFR Annual N/A 09/10/31 USD 2,450 31,258 — 31,258
1 day SOFR Annual 1.12% Annual N/A 09/14/31 USD 3,540 (53,292) — (53,292)
1 day SOFR Annual 1.08% Annual N/A 09/16/31 USD 5,625 (103,741) — (103,741)
1.15% Annual 1 day SOFR Annual N/A 09/20/31 USD 5,620 70,385 — 70,385
1.15% Annual 1 day SOFR Annual N/A 09/20/31 USD 5,620 67,935 — 67,935
1.20% Annual 1 day SOFR Annual N/A 09/21/31 USD 5,560 41,997 — 41,997
1.19% Annual 1 day SOFR Annual N/A 09/21/31 USD 7,500 61,755 — 61,755
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 09/21/31 USD 33,410 (474,953) — (474,953)
1.43% Semi-Annual 3 month LIBOR Quarterly N/A 09/21/31 USD 16,705 191,471 — 191,471
1 day SOFR Annual 1.12% Annual N/A 09/22/31 USD 5,670 (83,580) — (83,580)
1.39% Semi-Annual 3 month LIBOR Quarterly N/A 09/22/31 USD 16,705 252,335 — 252,335
1 day SOFR Annual 1.11% Annual N/A 09/24/31 USD 10,820 (170,887) — (170,887)
1 day SOFR Annual 1.12% Annual N/A 09/24/31 USD 5,410 (84,405) — (84,405)
1 day SOFR Annual 1.14% Annual N/A 09/24/31 USD 5,350 (73,200) — (73,200)
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 09/24/31 USD 34,890 100,878 — 100,878
1.24% Annual 1 day SOFR Annual N/A 09/27/31 USD 5,390 22,944 — 22,944

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.21% Annual 1 day SOFR Annual N/A 09/27/31 USD 5,390 $ 35,364 $ — $ 35,364
1.14% Annual 1 day SOFR Annual N/A 09/27/31 USD 3,080 40,611 — 40,611
6 month
EURIBOR Semi-Annual
0.13%
Annual N/A 09/28/31 EUR 5,670 (20,222) (1,754) (18,468)
1.25% Annual 1 day SOFR Annual N/A 09/28/31 USD 5,430 15,131 — 15,131
1.26% Annual 1 day SOFR Annual N/A 09/28/31 USD 5,430 9,085 — 9,085
1.29% Annual 1 day SOFR Annual N/A 09/29/31 USD 5,460 (7,289) — (7,289)
1.34% Annual 1 day SOFR Annual N/A 09/30/31 USD 5,460 (31,674) — (31,674)
1.32% Annual 1 day SOFR Annual 10/01/21
(a)
10/01/31 USD 5,510 (22,478) — (22,478)
3 month LIBOR Quarterly 1.59% Semi-Annual 12/29/21
(a)
12/29/31 USD 13,590 (20,392) — (20,392)
1.62% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 3,960 6,010 — 6,010
1.59% Semi-Annual 3 month LIBOR Quarterly 02/22/22
(a)
02/22/32 USD 7,920 32,210 — 32,210
0.44% Annual
6 month
EURIBOR Semi-Annual 05/16/23
(a)
05/16/33 EUR 13,300 (118,164) — (118,164)
3 month LIBOR Quarterly 1.67% Semi-Annual 08/06/24
(a)
08/06/34 USD 14,850 (466,095) — (466,095)
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 3,550 492,030 — 492,030
1.45% Annual 1 day SOFR Annual 12/31/21
(a)
02/15/47 USD 47,380 1,226,768 (145,779) 1,372,547
1 day SOFR Annual 1.43% Annual 12/31/21
(a)
02/15/47 USD 11,910 (353,021) — (353,021)
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 2,470 (479,303) — (479,303)
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 3,135 18,232 — 18,232
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 1,568 21,896 — 21,896
3 month LIBOR Quarterly 2.00% Semi-Annual N/A 04/22/51 USD 370 16,374 — 16,374
3 month LIBOR Quarterly 1.90% Semi-Annual N/A 06/11/51 USD 3,360 59,774 — 59,774
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 764,436 — 764,436
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 3,940 721,177 — 721,177
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 4,020 1,020,337 — 1,020,337
$ 532,290 $ (147,533) $ 679,823
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty Insurance
Company ............. 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 $ (29,202) $ 29,638 $ (58,840)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Guaranty
Insurance Company .. 1.00 % Quarterly Citibank NA 06/20/24 A+ USD 15,005 $ 270,358 $ (625,232) $ 895,590
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
108
Schedule of Investments
(continued)
September 30, 2021
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05%
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.53)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (4,654,709) $ 8,793,712 $ (8,019,602) $ —
OTC Swaps ..................................................... 29,638 (625,232) 895,590 (58,840) —
Options Written ................................................... N/A N/A 10,785,670 (3,648,272) (25,259,014)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 13,893,891 $ — $ 13,893,891
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 11,119,383 — — 11,119,383
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 28,841,400 — 28,841,400
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 94,287 — — 8,699,425 — 8,793,712
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 925,228 — — — — 925,228
$ — $ 1,019,515 $ — $ 11,119,383 $ 51,434,716 $ — $ 63,573,614
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 3,155,779 — 3,155,779
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,423 — — 2,423
Options written
(b)
Options written at value ..................... — — — — 25,259,014 — 25,259,014
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 8,019,602 — 8,019,602
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 684,072 — — — — 684,072
$ — $ 684,072 $ — $ 2,423 $ 36,434,395 $ — $ 37,120,890
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 17,440,889 $ — $ 17,440,889
Forward foreign currency exchange contracts .... — — — (2,863,653) — — (2,863,653)
Options purchased
(a)
.................... — — — — 3,791,495 — 3,791,495
Options written ........................ — — — — 4,144,850 — 4,144,850
Swaps .............................. — (3,594,385) — — (17,194,929) (101,600) (20,890,914)
$ — $ (3,594,385) $ — $ (2,863,653) $ 8,182,305 $ (101,600) $ 1,622,667
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 10,565,830 — 10,565,830
Forward foreign currency exchange contracts .... — — — (1,019,813) — — (1,019,813)
Options purchased
(b)
.................... — — — — (1,454,042) — (1,454,042)
Options written ........................ — — — — 11,193,933 — 11,193,933
Swaps .............................. — 153,945 — — (4,355,258) — (4,201,313)
$ — $ 153,945 $ — $ (1,019,813) $ 15,950,463 $ — $ 15,084,595
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
110
Schedule of Investments
(continued)
September 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 3,056,813,951
Average notional value of contracts — short ................................................................................. 1,863,174,794
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 901,618,246
Average amounts sold — in USD ........................................................................................ 133,904,930
Options:
Average value of option contracts purchased ................................................................................ 1,393,938
Average value of option contracts written ................................................................................... 1,048,058
Average notional value of swaption contracts purchased ......................................................................... 1,219,703,086
Average notional value of swaption contracts written ........................................................................... 3,317,905,443
Credit default swaps:
Average notional value — buy protection ................................................................................... 70,127,500
Average notional value — sell protection ................................................................................... 15,306,500
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 951,945,376
Average notional value — receives fixed rate ................................................................................ 643,064,305
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 714,483 $ 1,951,315
Forward foreign currency exchange contracts ................................................................. 11,119,383 2,423
Options
(a)(b)
........................................................................................ 28,841,400 25,259,014
Swaps — Centrally cleared ............................................................................. — 210,283
Swaps — OTC
(c)
.................................................................................... 925,228 684,072
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 41,600,494 $ 28,107,107
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,333,210) (2,653,787)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 40,267,284 $ 25,453,320
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 3,288,081 $ (3,288,081) $ — $ — $ —
Bank of Montreal ................................ 90,153 — — — 90,153
Bank of New York Mellon ........................... 40,487 — — — 40,487
Barclays Bank plc ................................ 1,664,332 (1,664,332) — — —
BNP Paribas SA ................................. 4,931,747 — — — 4,931,747
Citibank NA .................................... 6,723,031 (2,103,402) — (4,260,000) 359,629
Deutsche Bank AG ............................... 6,851,388 (6,851,388) — — —
Goldman Sachs Bank USA .......................... 4,429,966 (2,413,332) — (1,930,000) 86,634
HSBC Bank plc .................................. 5,075,977 — — — 5,075,977
JPMorgan Chase Bank NA .......................... 2,549,938 (2,182,359) — — 367,579
Morgan Stanley & Co. International plc .................. 1,716,123 (1,716,123) — — —
Natwest Markets plc .............................. 714,970 — — — 714,970
State Street Bank and Trust Co. ...................... 46,218 — — — 46,218
Toronto Dominion Bank ............................ 36,965 — — — 36,965
UBS AG ...................................... 680,246 — — (680,246) —
Wells Fargo Bank NA .............................. 1,425,583 — — (1,420,000) 5,583
Westpac Banking Corp. ............................ 2,079 (2,079) — — —
$ 40,267,284 $ (20,221,096) $ — $ (8,290,246) $ 11,755,942
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(d)(f)
Bank of America NA .............................. $ 4,500,674 $ (3,288,081) $ — $ (1,212,593) $ —
Barclays Bank plc ................................ 3,979,586 (1,664,332) (1,835,443) (240,000) 239,811
Citibank NA .................................... 2,103,402 (2,103,402) — — —
Deutsche Bank AG ............................... 7,191,562 (6,851,388) — (340,174) —
Goldman Sachs Bank USA .......................... 2,413,332 (2,413,332) — — —
JPMorgan Chase Bank NA .......................... 2,182,359 (2,182,359) — — —
Morgan Stanley & Co. International plc .................. 3,079,982 (1,716,123) (1,363,859) — —
Westpac Banking Corp. ............................ 2,423 (2,079) — — 344
$ 25,453,320 $ (20,221,096) $ (3,199,302) $ (1,792,767) $ 240,155
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock Low Duration Bond Portfolio
112
Schedule of Investments
(continued)
September 30, 2021
Fair Value Hierar chy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,315,813,916 $ 1,911,360 $ 1,317,725,276
Corporate Bonds:
Aerospace & Defense .................................... — 23,888,593 — 23,888,593
Airlines .............................................. — 18,690,690 — 18,690,690
Auto Components ...................................... — 20,168,610 — 20,168,610
Automobiles .......................................... — 98,660,584 — 98,660,584
Banks ............................................... — 548,632,239 — 548,632,239
Beverages ........................................... — 13,550,008 — 13,550,008
Biotechnology ......................................... — 23,367,662 — 23,367,662
Building Products ....................................... — 6,519,143 — 6,519,143
Capital Markets ........................................ — 142,854,660 — 142,854,660
Chemicals ............................................ — 52,204,254 — 52,204,254
Commercial Services & Supplies ............................. — 23,833,041 — 23,833,041
Communications Equipment ................................ — 5,882,128 — 5,882,128
Construction & Engineering ................................ — 10,892,541 — 10,892,541
Construction Materials .................................... — 5,346,593 — 5,346,593
Consumer Finance ...................................... — 178,162,240 — 178,162,240
Containers & Packaging .................................. — 52,580,828 — 52,580,828
Diversified Consumer Services .............................. — 3,217,429 — 3,217,429
Diversified Financial Services ............................... — 18,791,339 — 18,791,339
Diversified Telecommunication Services ........................ — 52,939,571 — 52,939,571
Electric Utilities ........................................ — 116,229,416 — 116,229,416
Electrical Equipment ..................................... — 5,157,959 — 5,157,959
Electronic Equipment, Instruments & Components ................. — 23,859,596 — 23,859,596
Energy Equipment & Services .............................. — 5,991,669 — 5,991,669
Entertainment ......................................... — 20,261,659 — 20,261,659
Equity Real Estate Investment Trusts (REITs) .................... — 118,730,250 — 118,730,250
Food & Staples Retailing .................................. — 19,395,334 — 19,395,334
Food Products ......................................... — 24,647,425 — 24,647,425
Gas Utilities ........................................... — 11,457,201 — 11,457,201
Health Care Equipment & Supplies ........................... — 27,264,025 — 27,264,025
Health Care Providers & Services ............................ — 48,347,840 — 48,347,840
Health Care Technology .................................. — 1,840,541 — 1,840,541
Hotels, Restaurants & Leisure .............................. — 48,695,477 — 48,695,477
Household Durables ..................................... — 23,832,638 — 23,832,638
Household Products ..................................... — 597,710 — 597,710
Independent Power and Renewable Electricity Producers ............ — 11,202,828 — 11,202,828
Industrial Conglomerates .................................. — 5,300,026 — 5,300,026
Insurance ............................................ — 18,073,827 — 18,073,827
Interactive Media & Services ............................... — 17,207,858 — 17,207,858
IT Services ........................................... — 32,072,208 — 32,072,208
Life Sciences Tools & Services .............................. — 3,705,195 — 3,705,195
Machinery ............................................ — 23,024,227 — 23,024,227
Marine .............................................. — 3,255,330 — 3,255,330
Media ............................................... — 69,460,152 — 69,460,152
Metals & Mining ........................................ — 25,614,166 — 25,614,166
Mortgage Real Estate Investment Trusts (REITs) .................. — 78,674 — 78,674
Multi-Utilities .......................................... — 12,211,491 — 12,211,491
Oil, Gas & Consumable Fuels ............................... — 208,197,626 — 208,197,626
Paper & Forest Products .................................. — 906,043 — 906,043
Pharmaceuticals ....................................... — 41,565,917 — 41,565,917
Professional Services .................................... — 7,262,690 — 7,262,690
Real Estate Management & Development ....................... — 89,327,078 — 89,327,078
Road & Rail ........................................... — 22,868,862 — 22,868,862
Semiconductors & Semiconductor Equipment .................... — 41,522,723 — 41,522,723

BlackRock Low Duration Bond Portfolio
Schedules of Investments

Schedule of Investments
(continued)
September 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Software ............................................. $ — $ 56,338,194 $ — $ 56,338,194
Specialty Retail ........................................ — 7,276,454 — 7,276,454
Technology Hardware, Storage & Peripherals .................... — — 4,131,611 4,131,611
Textiles, Apparel & Luxury Goods ............................ — 2,453,763 — 2,453,763
Thrifts & Mortgage Finance ................................ — 4,881,013 — 4,881,013
Tobacco ............................................. — 58,599,172 — 58,599,172
Trading Companies & Distributors ............................ — 41,128,047 — 41,128,047
Transportation Infrastructure ............................... — 10,105,563 — 10,105,563
Water Utilities ......................................... — 195,041 — 195,041
Wireless Telecommunication Services ......................... — 47,901,401 — 47,901,401
Floating Rate Loan Interests ................................. — 34,888 — 34,888
Foreign Agency Obligations ................................. — 63,753,393 — 63,753,393
Foreign Government Obligations .............................. — 123,400,321 — 123,400,321
Investment Companies .................................... 159,445,199 — — 159,445,199
Non-Agency Mortgage-Backed Securities ........................ — 900,802,257 — 900,802,257
U.S. Government Sponsored Agency Securities .................... — 456,028,926 — 456,028,926
U.S. Treasury Obligations ................................... — 2,346,368,342 — 2,346,368,342
Short-Term Securities:
Commercial Paper ....................................... — 369,491,428 — 369,491,428
Money Market Funds ...................................... 52,560,109 — — 52,560,109
Repurchase Agreements ................................... — 140,000,000 — 140,000,000
Options Purchased:
Interest rate contracts ...................................... 618,727 28,222,673 — 28,841,400
$ 212,624,035 $ 8,402,142,606 $ 6,042,971 $ 8,620,809,612
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 989,877 $ — $ 989,877
Foreign currency exchange contracts ............................ — 11,119,383 — 11,119,383
Interest rate contracts ....................................... 13,893,891 8,699,425 — 22,593,316
Liabilities:
Credit contracts ........................................... — (58,840) — (58,840)
Foreign currency exchange contracts ............................ — (2,423) — (2,423)
Interest rate contracts ....................................... (3,647,968) (32,786,427) — (36,434,395)
$ 10,245,923 $ (12,039,005) $ — $ (1,793,082)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities

September 30, 2021
2021
BlackRock Annual Report to Shareholders
114
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 5,376,017,763 $ 23,290,484,966 $ 8,268,790,428
Investments, at value — affiliated
(d)
........................................................... 213,787,818 996,318,890 212,019,184
Cash   ............................................................................... — 14,596,779 —
Cash pledged:
Collateral — OTC derivatives .............................................................. 190,000 3,455,000 2,65 0,000
Collateral — TBA commitments ............................................................. 817,000 — —
Futures contracts ...................................................................... 4,960,520 3,024,000 14,159,000
Centrally cleared swaps .................................................................. 5,062,778 — 6,191,000
Foreign currency, at value
(e)
................................................................ 28,740,552 2,443,654 2,992,680
Repurchase agreements, at value — unaffiliated
(f)
................................................. — — 140,000,000
Receivables: – – –
Investments sold ...................................................................... 218,063,480 182,646,643 239,863,608
Securities lending income — affiliated ........................................................ — 104,284 —
TBA sale commitments .................................................................. 347,212,682 — —
Capital shares sold ..................................................................... 5,030,106 81,678,026 27,983,957
Dividends — affiliated ................................................................... 718 3,917 564
Dividends — unaffiliated ................................................................. — 1,697,592 —
Interest — unaffiliated ................................................................... 23,939,971 274,65 5 , 576 28,932,819
From the Manager ..................................................................... 179,359 — 76,407
Variation margin on futures contracts ......................................................... 439,502 107,940 714,483
Swap premiums paid ..................................................................... 401,360 539,562 29,638
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 2,210,259 15,246,151 11,119,383
OTC swaps .......................................................................... 932,571 8,453,179 895,590
Unfunded floating rate loan interests ......................................................... — 190,353 —
Prepaid expenses ....................................................................... 157,022 793,672 149,883
Other assets ........................................................................... — 13,678 —
Total assets ...........................................................................
6,228,143,461 24,876,453,862 8,956, 56 8,624
LIABILITIES
Bank overdraft .......................................................................... 1,116,809 — 59 2,864
Cash received:
Collateral — OTC derivatives .............................................................. — 11,520,000 8,342,000
Collateral on securities loaned, at value ......................................................... — 153,387,409 —
Options written, at value
(g)
.................................................................. 254,006 — 25,259,014
TBA sale commitments, at value
(h)
............................................................ 345,127,626 — —
Payables: – – –
Investments purchased .................................................................. 1,541,464,298 665,766,468 289,194,180
Swaps   ............................................................................ — 438,039 —
Accounting services fees ................................................................. 181,306 791,278 300,459
Administration fees ..................................................................... 131,996 1,028,839 264,429
Capital shares redeemed ................................................................. 9,042,163 122,596,566 24,322,428
Custodian fees ........................................................................ 101,249 200,451 101,611
Deferred foreign capital gain tax ............................................................ 2,781 — —
Income dividend distributions .............................................................. 1,085,017 10,081,244 918,767
Investment advisory fees ................................................................. 1,139,311 8,018,841 1,991,249
Trustees' and Officer's fees ............................................................... 3,420 164,781 56,468
Other affiliate fees ..................................................................... 5,161 109,630 1,077
Professional fees ...................................................................... 127,046 323,358 137,859
Registration fees ...................................................................... — — 99,391
Service and distribution fees ............................................................... 131,720 545,602 335,454
Transfer agent fees .................................................................... 1,058,949 4,749,204 1,898,015
Other accrued expenses ................................................................. 279,850 323,411 502,010
Variation margin on futures contracts ......................................................... 380,300 189,299 1,951,315
Variation margin on centrally cleared swaps .................................................... 43,093 — 210,283
Swap premiums received .................................................................. 678,887 1,385,704 625,232
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 1,485,358 24,470 2,423
OTC swaps .......................................................................... 509,707 3,504,810 58,840
Total liabilities ..........................................................................
1,904,350,053 985,149,404 35 7 , 16 5,368
NET ASSETS ..........................................................................
$ 4,323,793,408 $ 23,891,304,458 $ 8,599,403,256

Statements of Assets and Liabilities
(continued)
September 30, 2021
115
Financial Statements
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 4,275,255,384 $ 22,884,145,152 $ 8,576,708,926
Accumulated earnings .................................................................... 48,538,024 1,007,159,306 22,694,330
NET ASSETS ..........................................................................
$ 4,323,793,408 $ 23,891,304,458 $ 8,599,403,256
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated .......................................................... $ 5,332,387,958 $ 22,278,345,129 $ 8,232,259,598
(c)
  Securities loaned, at value ................................................................ $ — $ 149,930,930 $ —
(d)
  Investments, at cost — affiliated ............................................................ $ 213,787,818 $ 996,318,597 $ 212,013,931
(e)
  Foreign currency, at cost ................................................................. $ 27,522,887 $ 2,469,946 $ 3,011,231
(f)
  Repurchase agreements, at cost ............................................................ $ — $ — $ 140,000,000
(g)
  Premiums received .................................................................... $ 150,211 $ — $ 32,396,412
(h)
  Proceeds from TBA sale commitments ....................................................... $ 347,212,682 $ — $ —

Statements of Assets and Liabilities
(continued)
September 30, 2021
2021
BlackRock Annual Report to Shareholders
116
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets ......................................................................
$ 2,892,879,033 $ 14,197,255,064 $ 6,395,606,452
Shares outstanding ...............................................................
292,928,695 1,800,201,379 657,769,542
Net asset value ..................................................................
$ 9.88 $ 7.89 $ 9.72
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.001 $ 0.001 $ 0.001
Service
Net assets ......................................................................
$ — $ 133,294,822 $ —
Shares outstanding ...............................................................
— 16,892,446 —
Net asset value ..................................................................
$ — $ 7.89 $ —
Shares authorized ................................................................
— Unlimited —
Par value ......................................................................
$ — $ 0.001 $ —
Investor A
Net assets ......................................................................
$ 451,799,654 $ 1,408,666,383 $ 1,199,702,430
Shares outstanding ...............................................................
45,685,651 178,685,305 123,419,875
Net asset value ..................................................................
$ 9.89 $ 7.88 $ 9.72
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A1
Net assets ......................................................................
$ — $ — $ 6,709,516
Shares outstanding ...............................................................
— — 689,708
Net asset value ..................................................................
$ — $ — $ 9.73
Shares authorized ................................................................
— — Unlimited
Par value ......................................................................
$ — $ — $ 0.00 1
Investor C
Net assets ......................................................................
$ 25,318,904 $ 159,580,418 $ 51,625,306
Shares outstanding ...............................................................
2,571,972 20,209,942 5,313,529
Net asset value ..................................................................
$ 9.84 $ 7.90 $ 9.72
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.00 1 $ 0.00 1 $ 0.00 1
Class K
Net assets ......................................................................
$ 952,546,944 $ 7,883,370,133 $ 943,606,922
Shares outstanding ...............................................................
96,149,836 998,955,810 97,122,507
Net asset value ..................................................................
$ 9.91 $ 7.89 $ 9.72
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets ......................................................................
$ 1,248,873 $ 109,137,638 $ 2,152,630
Shares outstanding ...............................................................
126,230 13,840,937 221,488
Net asset value ..................................................................
$ 9.89 $ 7.89 $ 9.72
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.001 $ 0.001 $ 0.001

Statements of Operations
Year Ended September 30, 2021

Financial Statements
BlackRock
Core Bond
Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 83,148 $ 22,187,234 $ 1,436,677
Dividends — unaffiliated ................................................................. 32 29,373,548 63
Interest — affiliated .................................................................... — — 874
Interest — unaffiliated ................................................................... 81,699,637 1,304,642,169 131,174,857
Securities lending income — affiliated — net ................................................... — 655,138 —
Foreign taxes withheld .................................................................. (95,037) (13,561) (590)
Total investment income ...................................................................
81,687,780 1,356,844,528 132,611,881
EXPENSES
Investment advisory .................................................................... 15,256,799 103,721,898 23,325,387
Transfer agent — class specific ............................................................ 3,909,622 16,777,652 6,711,604
Service and distribution — class specific ...................................................... 1,805,101 6,104,149 4,443,014
Administration ....................................................................... 1,676,083 8,179,744 2,874,796
Administration — class specific ............................................................ 915,975 5,111,151 1,653,593
Accounting services .................................................................... 303,310 1,443,052 510,132
Registration ......................................................................... 286,621 1,046,446 263,696
Custodian ........................................................................... 177,232 350,936 187,812
Professional ......................................................................... 139,276 357,562 150,089
Trustees and Officer .................................................................... 52,609 307,169 95,042
Miscellaneous ........................................................................ 392,361 664,914 574,207
Total expenses excluding interest expense .......................................................
24,914,989 144,064,673 40,789,372
Interest expense ........................................................................ — — 37,928
Total expenses .........................................................................
24,914,989 144,064,673 40,827,300
Less: – – –
Transfer agent fees waived and/or reimbursed — class specific ....................................... (2,170,548) — (1,221,452)
Administration fees waived — class specific .................................................... (914,284) — (1,532,070)
Fees waived and/or reimbursed by the Manager ................................................. (625,405) (2,096,278) (517,522)
Total expenses after fees waived and/or reimbursed ................................................
21,204,752 141,968,395 37,556,256
Net investment income ....................................................................
60,483,028 1,214,876,133 95,055,625
REALIZED AND UNREALIZED GAIN (LOSS) $ (56,969,276) $ 1,573,253,774 $ 19,626,574
Net realized gain (loss) from:
Investments — affiliated ............................................................... $ — $ 45,162,765 $ —
Investments — unaffiliated
(b)
............................................................ 49,719,062 881,855,760 84,203,660
Forward foreign currency exchange contracts ................................................. (10,500,814) 4,075,910 (2,863,653)
Foreign currency transactions ........................................................... 1,107,886 2,438,525 (1,473,401)
Futures contracts .................................................................... 259,523 60,131,278 17,440,889
Options written ..................................................................... 5,565,940 4,635,571 4,144,850
Swaps   .......................................................................... (6,854,623) 155,530,437 (20,890,914)
39,296,974 1,153,830,246 80,561,431
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................... — (15,349,228) 94,667
Investments — unaffiliated
(c)
............................................................ (93,248,510) 448,480,543 (77,874,975)
Forward foreign currency exchange contracts ................................................. (105,107) (1,173,420) (1,019,813)
Foreign currency translations ............................................................ 284,582 (225,147) 306,814
Futures contracts .................................................................... 744,579 6,468,204 10,565,830
Options written ..................................................................... (309,595) (44,778) 11,193,933
Swaps   .......................................................................... (3,632,198) (18,573,798) (4,201,313)
Unfunded floating rate loan interests ....................................................... — (158,848) —
(96,266,249) 419,423,528 (60,934,857)
Net realized and unrealized gain (loss) .........................................................
(56,969,275) 1,573,253,774 19,626,574
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 3,513,753 $ 2,788,129,907 $ 114,682,199
(a)
  Consolidated Statement of Operations.
(b)
Net of foreign capital gain tax of ............................................................ $ (27,196) $ — $ —
(c)
Net of increase in deferred foreign capital gain tax of .............................................. $ (2,781) $ — $ —
See notes to financial statements.

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders
118
See notes to financial statements.
BlackRock Core Bond Portfolio
Year Ended September 30,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 60,483,028 $ 74,528,293
Net realized gain ...................................................................................... 39,296,974 170,468,573
Net change in unrealized appreciation (depreciation) .............................................................. (96,266,249) 27,583,224
Net increase in net assets resulting from operations .................................................................
3,513,753 272,580,090
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (147,057,926) (49,434,860)
  Service ............................................................................................ (2,087,346) (787,490)
  Investor A .......................................................................................... (28,032,259) (8,763,836)
  Investor C .......................................................................................... (1,522,843) (513,089)
  Class K ............................................................................................ (57,938,079) (20,445,401)
  Class R ............................................................................................ (74,964) (39,393)
Decrease in net assets resulting from distributions to shareholders .......................................................
(236,713,417) (79,984,069)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .......................................................
303,314,101 711,251,379
NET ASSETS
Total increase in net assets ................................................................................. 70,114,437 903,847,400
Beginning of year ........................................................................................
4,253,678,971 3,349,831,571
End of year ............................................................................................
$ 4,323,793,408 $ 4,253,678,971
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock High Yield Bond Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Year Ended September 30, Year Ended September 30,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,214,876,133 $ 1,066,858,901 $ 95,055,625 $ 141,970,339
Net realized gain (loss) .................................................... 1,153,830,246 (198,808,848) 80,561,431 (15,262,360)
Net change in unrealized appreciation (depreciation) ................................ 419,423,528 303,650,825 (60,934,857) 72,397,633
Net increase in net assets resulting from operations ...................................
2,788,129,907 1,171,700,878 114,682,199 199,105,612
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income:
  Institutional ........................................................... (644,347,623) (616,071,967) (80,178,572) (115,301,168)
  Service .............................................................. (6,184,504) (6,666,756) (238,097) (591,917)
  Investor A ............................................................ (62,995,346) (67,742,223) (16,614,960) (26,897,801)
  Investor A1 ........................................................... — — (93,386) (176,265)
  Investor C ............................................................ (6,536,033) (10,830,785) (232,004) (1,648,998)
  Investor C1 ........................................................... — (25,535) — —
  Investor C2 ........................................................... — — — (94)
  Investor C3 ........................................................... — — — (2,568)
  Class K .............................................................. (511,983,631) (404,866,808) (10,050,344) (12,119,525)
  Class R .............................................................. (4,660,585) (5,876,512) (18,462) (51,743)
Return of capital: – – – –
  Institutional ........................................................... — — — (310,562)
  Service .............................................................. — — — (1,594)
  Investor A ............................................................ — — — (72,449)
  Investor A1 ........................................................... — — — (475)
  Investor C ............................................................ — — — (4,442)
  Investor C3 ........................................................... — — — (7)
  Class K .............................................................. — — — (32,644)
  Class R .............................................................. — — — (139)
Decrease in net assets resulting from distributions to shareholders .........................
(1,236,707,722) (1,112,080,586) (107,425,825) (157,212,391)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(2,531,970,831) 7,601,116,726 1,135,062,865 12,327,310
NET ASSETS
Total increase (decrease) in net assets ........................................... (980,548,646) 7,660,737,018 1,142,319,239 54,220,531
Beginning of year ..........................................................
24,871,853,104 17,211,116,086 7,457,084,017 7,402,863,486
End of year ..............................................................
$ 23,891,304,458 $ 24,871,853,104 $ 8,599,403,256 $ 7,457,084,017
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
120
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Institutional
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.43 $ 9.92 $ 9.25 $ 9.65 $ 9.86
Net investment income
(a)
.....................................
0.14 0.20 0.28 0.25 0.23
Net realized and unrealized gain (loss) ............................
(0.14) 0.53 0.68 (0.39) (0.19)
Net increase (decrease) from investment operations ....................
(0.00) 0.73 0.96 (0.14) 0.04
Distributions
(b)
– – – – –
From net investment income ..................................
(0.19) (0.22) (0.29) (0.26) (0.25)
From net realized gain .......................................
(0.36) — — — —
Total distributions ...........................................
(0.55) (0.22) (0.29) (0.26) (0.25)
Net asset value, end of year ...................................
$ 9.88 $ 10.43 $ 9.92 $ 9.25 $ 9.65
Total Return
(c)
(0.04)% 7.42% 10.52% (1.50)% —
Based on net asset value ......................................
(0.04)% 7.42% 10.52% (1.50)% 0.46%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.53% 0.54% 0.60% 0.62% 0.66%
Total expenses after fees waived and/or reimbursed ....................
0.44% 0.43% 0.51% 0.54% 0.52%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.44% 0.43% 0.43% 0.44% 0.43%
Net investment income .......................................
1.35% 1.98% 2.94% 2.61% 2.36%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,892,879 $ 2,608,893 $ 1,935,102 $ 1,762,677 $ 1,778,980
Portfolio turnover rate
(e)
.......................................
585% 692% 684% 658% 712%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.02% —% —% —%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 387% 488% 481% 455% 493%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
121
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor A
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.44 $ 9.93 $ 9.26 $ 9.66 $ 9.87
Net investment income
(a)
.....................................
0.11 0.18 0.26 0.22 0.20
Net realized and unrealized gain (loss) ............................
(0.14) 0.52 0.67 (0.39) (0.18)
Net increase (decrease) from investment operations ....................
(0.03) 0.70 0.93 (0.17) 0.02
Distributions
(b)
– – – – –
From net investment income ..................................
(0.16) (0.19) (0.26) (0.23) (0.23)
From net realized gain .......................................
(0.36) — — — —
Total distributions ...........................................
(0.52) (0.19) (0.26) (0.23) (0.23)
Net asset value, end of year ...................................
$ 9.89 $ 10.44 $ 9.93 $ 9.26 $ 9.66
Total Return
(c)
(0.29)% 7.15% 10.24% (1.74)% —
Based on net asset value ......................................
(0.29)% 7.15% 10.24% (1.74)% 0.21%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.80% 0.81% 0.93% 0.97% 0.96%
Total expenses after fees waived and/or reimbursed ....................
0.69% 0.68% 0.76% 0.79% 0.78%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.69% 0.68% 0.68% 0.69% 0.68%
Net investment income .......................................
1.10% 1.75% 2.69% 2.36% 2.11%
Supplemental Data
Net assets, end of year (000) ....................................
$ 451,800 $ 532,706 $ 492,426 $ 427,610 $ 470,559
Portfolio turnover rate
(e)
.......................................
585% 692% 684% 658% 712%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.02% —% —% —%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 387% 488% 481% 455% 493%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
122
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Investor C
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.40 $ 9.89 $ 9.22 $ 9.62 $ 9.83
Net investment income
(a)
.....................................
0.04 0.10 0.19 0.15 0.13
Net realized and unrealized gain (loss) ............................
(0.16) 0.53 0.67 (0.39) (0.19)
Net increase (decrease) from investment operations ....................
(0.12) 0.63 0.86 (0.24) (0.06)
Distributions
(b)
– – – – –
From net investment income ..................................
(0.08) (0.12) (0.19) (0.16) (0.15)
From net realized gain .......................................
(0.36) — — — —
Total distributions ...........................................
(0.44) (0.12) (0.19) (0.16) (0.15)
Net asset value, end of year ...................................
$ 9.84 $ 10.40 $ 9.89 $ 9.22 $ 9.62
Total Return
(c)
(1.14)% 6.37% 9.45% (2.49)% (0.55)%
Based on net asset value ......................................
(1.14)% 6.37% 9.45% (2.49)% (0.55)%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.53% 1.57% 1.68% 1.68% 1.68%
(e)
Total expenses after fees waived and/or reimbursed ....................
1.44% 1.43% 1.51% 1.54% 1.52%
Total expenses after fees waived and/or reimbursed and excluding interest expense
1.44% 1.43% 1.43% 1.44% 1.44%
Net investment income .......................................
0.36% 1.02% 1.96% 1.63% 1.35%
Supplemental Data
Net assets, end of year (000) ....................................
$ 25,319 $ 36,599 $ 49,848 $ 61,437 $ 71,628
Portfolio turnover rate
(f)
.......................................
585% 692% 684% 658% 712%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.02% —% —% —%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 387% 488% 481% 455% 493%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
123
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class K
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.46 $ 9.95 $ 9.28 $ 9.68 $ 9.89
Net investment income
(a)
.....................................
0.14 0.21 0.29 0.25 0.23
Net realized and unrealized gain (loss) ............................
(0.14) 0.52 0.67 (0.39) (0.18)
Net increase (decrease) from investment operations ....................
0.00 0.73 0.96 (0.14) 0.05
Distributions
(b)
– – – – –
From net investment income ..................................
(0.19) (0.22) (0.29) (0.26) (0.26)
From net realized gain .......................................
(0.36) — — — —
Total distributions ...........................................
(0.55) (0.22) (0.29) (0.26) (0.26)
Net asset value, end of year ...................................
$ 9.91 $ 10.46 $ 9.95 $ 9.28 $ 9.68
Total Return
(c)
0.02% 7.46% 10.55% (1.44)% —
Based on net asset value ......................................
0.02% 7.46% 10.55% (1.44)% 0.52%
Ratios to Average Net Assets
(d)
Total expenses .............................................
0.42% 0.42% 0.51% 0.54% 0.54%
Total expenses after fees waived and/or reimbursed ....................
0.39% 0.38% 0.46% 0.49% 0.48%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.39% 0.38% 0.38% 0.39% 0.38%
Net investment income .......................................
1.40% 2.04% 2.99% 2.66% 2.41%
Supplemental Data
Net assets, end of year (000) ....................................
$ 952,547 $ 1,029,002 $ 829,549 $ 701,197 $ 753,563
Portfolio turnover rate
(e)
.......................................
585% 692% 684% 658% 712%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.02% —% —% —%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 387% 488% 481% 455% 493%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
124
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.45 $ 9.94 $ 9.27 $ 9.67 $ 9.88
Net investment income
(a)
.....................................
0.09 0.16 0.23 0.20 0.18
Net realized and unrealized gain (loss) ............................
(0.15) 0.52 0.68 (0.39) (0.19)
Net increase (decrease) from investment operations ....................
(0.06) 0.68 0.91 (0.19) (0.01)
Distributions
(b)
– – – – –
From net investment income ..................................
(0.14) (0.17) (0.24) (0.21) (0.20)
From net realized gain .......................................
(0.36) — — — —
Total distributions ...........................................
(0.50) (0.17) (0.24) (0.21) (0.20)
Net asset value, end of year ...................................
$ 9.89 $ 10.45 $ 9.94 $ 9.27 $ 9.67
Total Return
(c)
(0.64)% 6.88% 9.95% (1.98)% —
Based on net asset value ......................................
(0.64)% 6.88% 9.95% (1.98)% (0.04)%
Ratios to Average Net Assets
(d)
Total expenses .............................................
1.13% 1.08% 1.21% 1.25% 1.24%
Total expenses after fees waived and/or reimbursed ....................
0.94% 0.93% 1.01% 1.04% 1.03%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.94% 0.93% 0.93% 0.94% 0.93%
Net investment income .......................................
0.87% 1.54% 2.45% 2.13% 1.86%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,249 $ 2,023 $ 2,712 $ 2,921 $ 3,900
Portfolio turnover rate
(e)
.......................................
585% 692% 684% 658% 712%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.02% —% —% —%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 387% 488% 481% 455% 493%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock High Yield Bond Portfolio
Institutional
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Net investment income
(a)
.....................................
0.37 0.40 0.44 0.42 0.43
Net realized and unrealized gain (loss) ............................
0.48 (0.24) 0.02 (0.16) 0.28
Net increase from investment operations ............................
0.85 0.16 0.46 0.26 0.71
Distributions from net investment income
(b)
........................
(0.38) (0.42) (0.45) (0.44) (0.47)
Net asset value, end of year ...................................
$ 7.89 $ 7.42 $ 7.68 $ 7.67 $ 7.85
Total Return
(c)
11.58% 2.21% 6.34% 3.48% —
Based on net asset value ......................................
11.58% 2.21% 6.34% 3.48% 9.64%
(d)
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.57% 0.59% 0.60% 0.61% 0.62%
Total expenses after fees waived and/or reimbursed ....................
0.56% 0.58% 0.60% 0.61% 0.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
0.56% 0.58% 0.60% 0.61% 0.59%
Net investment income .......................................
4.73% 5.37% 5.89% 5.49% 5.61%
Supplemental Data
Net assets, end of year (000) ....................................
$ 14,197,255 $ 11,680,175 $ 10,693,110 $ 9,680,691 $ 9,728,106
Portfolio turnover rate ........................................
76% 119% 102% 90% 86%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.04% 0.02% 0.01% 0.01%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
126
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Service
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 7.43 $ 7.68 $ 7.67 $ 7.85 $ 7.62
Net investment income
(a)
.....................................
0.35 0.38 0.42 0.40 0.41
Net realized and unrealized gain (loss) ............................
0.46 (0.23) 0.02 (0.16) 0.27
Net increase from investment operations ............................
0.81 0.15 0.44 0.24 0.68
Distributions from net investment income
(b)
........................
(0.35) (0.40) (0.43) (0.42) (0.45)
Net asset value, end of year ...................................
$ 7.89 $ 7.43 $ 7.68 $ 7.67 $ 7.85
Total Return
(c)
11.11% 2.08% 6.06% 3.19% —
Based on net asset value ......................................
11.11% 2.08% 6.06% 3.19% 9.15%
(d)
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
0.86% 0.86% 0.87% 0.90% 0.93%
Total expenses after fees waived and/or reimbursed ....................
0.85% 0.85% 0.87% 0.89% 0.93%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
0.85% 0.85% 0.87% 0.89% 0.90%
Net investment income .......................................
4.45% 5.13% 5.64% 5.20% 5.31%
Supplemental Data
Net assets, end of year (000) ....................................
$ 133,295 $ 125,536 $ 154,658 $ 176,188 $ 231,741
Portfolio turnover rate ........................................
76% 119% 102% 90% 86%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.04% 0.02% 0.01% 0.01%
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A N/A 0.90% N/A
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
127
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Investor A
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Net investment income
(a)
.....................................
0.34 0.38 0.42 0.40 0.41
Net realized and unrealized gain (loss) ............................
0.47 (0.25) 0.02 (0.16) 0.28
Net increase from investment operations ............................
0.81 0.13 0.44 0.24 0.69
Distributions from net investment income
(b)
........................
(0.35) (0.39) (0.43) (0.42) (0.45)
Net asset value, end of year ...................................
$ 7.88 $ 7.42 $ 7.68 $ 7.67 $ 7.85
Total Return
(c)
11.06% 1.90% 6.00% 3.15% —
Based on net asset value ......................................
11.06% 1.90% 6.00% 3.15% 9.29%
(d)
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
0.91% 0.90% 0.94% 0.96% 0.98%
Total expenses after fees waived and/or reimbursed ....................
0.90% 0.89% 0.92% 0.93% 0.94%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
0.90% 0.89% 0.92% 0.93% 0.91%
Net investment income .......................................
4.40% 5.09% 5.58% 5.17% 5.29%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,408,666 $ 1,298,176 $ 1,329,156 $ 1,326,541 $ 1,672,705
Portfolio turnover rate ........................................
76% 119% 102% 90% 86%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.04% 0.02% 0.01% 0.01%
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A N/A N/A 0.97%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
128
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock High Yield Bond Portfolio
Investor C
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 7.43 $ 7.69 $ 7.68 $ 7.86 $ 7.62
Net investment income
(a)
.....................................
0.29 0.33 0.37 0.35 0.35
Net realized and unrealized gain (loss) ............................
0.48 (0.25) 0.02 (0.16) 0.28
Net increase from investment operations ............................
0.77 0.08 0.39 0.19 0.63
Distributions from net investment income
(b)
........................
(0.30) (0.34) (0.38) (0.37) (0.39)
Net asset value, end of year ...................................
$ 7.90 $ 7.43 $ 7.69 $ 7.68 $ 7.86
Total Return
(c)
10.46% 1.19% 5.25% 2.43% —
Based on net asset value ......................................
10.46% 1.19% 5.25% 2.43% 8.48%
(d)
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.57% 1.61% 1.64% 1.64% 1.69%
Total expenses after fees waived and/or reimbursed ....................
1.56% 1.60% 1.64% 1.63% 1.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
1.56% 1.60% 1.64% 1.63% 1.66%
Net investment income .......................................
3.74% 4.39% 4.87% 4.47% 4.55%
Supplemental Data
Net assets, end of year (000) ....................................
$ 159,580 $ 186,558 $ 262,204 $ 329,005 $ 417,276
Portfolio turnover rate ........................................
76% 119% 102% 90% 86%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.04% 0.02% 0.01% 0.01%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
129
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Class K
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 7.43 $ 7.68 $ 7.68 $ 7.85 $ 7.62
Net investment income
(a)
.....................................
0.38 0.40 0.45 0.43 0.44
Net realized and unrealized gain (loss) ............................
0.46 (0.22) 0.01 (0.15) 0.27
Net increase from investment operations ............................
0.84 0.18 0.46 0.28 0.71
Distributions from net investment income
(b)
........................
(0.38) (0.43) (0.46) (0.45) (0.48)
Net asset value, end of year ...................................
$ 7.89 $ 7.43 $ 7.68 $ 7.68 $ 7.85
Total Return
(c)
11.53% 2.46% 6.32% 3.73% —
Based on net asset value ......................................
11.53% 2.46% 6.32% 3.73% 9.59%
(d)
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
0.48% 0.48% 0.49% 0.50% 0.53%
Total expenses after fees waived and/or reimbursed ....................
0.47% 0.47% 0.49% 0.50% 0.52%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
0.47% 0.47% 0.49% 0.50% 0.50%
Net investment income .......................................
4.86% 5.40% 5.99% 5.59% 5.70%
Supplemental Data
Net assets, end of year (000) ....................................
$ 7,883,370 $ 11,470,944 $ 4,644,939 $ 4,312,394 $ 5,363,522
Portfolio turnover rate ........................................
76% 119% 102% 90% 86%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.04% 0.02% 0.01% 0.01%
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A 0.49% 0.50% 0.53%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
130
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock High Yield Bond Portfolio
Class R
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 7.42 $ 7.68 $ 7.67 $ 7.85 $ 7.61
Net investment income
(a)
.....................................
0.32 0.36 0.40 0.38 0.38
Net realized and unrealized gain (loss) ............................
0.48 (0.25) 0.02 (0.16) 0.28
Net increase from investment operations ............................
0.80 0.11 0.42 0.22 0.66
Distributions from net investment income
(b)
........................
(0.33) (0.37) (0.41) (0.40) (0.42)
Net asset value, end of year ...................................
$ 7.89 $ 7.42 $ 7.68 $ 7.67 $ 7.85
Total Return
(c)
10.94% 1.64% 5.69% 2.83% —
Based on net asset value ......................................
10.94% 1.64% 5.69% 2.83% 8.94%
(d)
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
1.15% 1.16% 1.22% 1.24% 1.26%
Total expenses after fees waived and/or reimbursed ....................
1.14% 1.15% 1.21% 1.24% 1.26%
Total expenses after fees waived and/or reimbursed and excluding interest expense and income tax ...........................................
1.14% 1.15% 1.21% 1.24% 1.23%
Net investment income .......................................
4.16% 4.84% 5.28% 4.86% 4.96%
Supplemental Data
Net assets, end of year (000) ....................................
$ 109,138 $ 110,465 $ 125,710 $ 128,584 $ 132,868
Portfolio turnover rate ........................................
76% 119% 102% 90% 86%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.04% 0.02% 0.01% 0.01%
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A N/A N/A 1.26%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Institutional
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.71 $ 9.64 $ 9.47 $ 9.63 $ 9.65
Net investment income
(a)
.....................................
0.12 0.19 0.25 0.21 0.16
Net realized and unrealized gain (loss) ............................
0.02 0.09 0.18 (0.14) 0.02
Net increase from investment operations ............................
0.14 0.28 0.43 0.07 0.18
Distributions
(b)
– – – – –
From net investment income ..................................
(0.13) (0.21) (0.26) (0.21) (0.20)
R eturn of capital ...........................................
— (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions ...........................................
(0.13) (0.21) (0.26) (0.23) (0.20)
Net asset value, end of year ...................................
$ 9.72 $ 9.71 $ 9.64 $ 9.47 $ 9.63
Total Return
(d)
1.46% 3.00% 4.59% 0.69% —
Based on net asset value ......................................
1.47% 3.00% 4.59%
(e)
0.69%
(e)
1.88%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.44% 0.45% 0.45% 0.52%
(g)
0.49%
(g)
Total expenses after fees waived and/or reimbursed ....................
0.40% 0.41% 0.40% 0.48% 0.43%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.40% 0.40% 0.40% 0.40% 0.41%
Net investment income .......................................
1.20% 2.03% 2.60% 2.21% 1.69%
Supplemental Data
Net assets, end of year (000) ....................................
$ 6,395,606 $ 5,375,701 $ 5,374,564 $ 4,274,410 $ 3,097,000
Portfolio turnover rate
(h)
.......................................
129% 213% 182% 218% 292%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.00% 0.00%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
132
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor A
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.71 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Net investment income
(a)
.....................................
0.09 0.17 0.22 0.18 0.14
Net realized and unrealized gain (loss) ............................
0.03 0.10 0.17 (0.14) 0.02
Net increase from investment operations ............................
0.12 0.27 0.39 0.04 0.16
Distributions
(b)
– – – – –
From net investment income ..................................
(0.11) (0.19) (0.23) (0.18) (0.17)
R eturn of capital ...........................................
— (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions ...........................................
(0.11) (0.19) (0.23) (0.20) (0.17)
Net asset value, end of year ...................................
$ 9.72 $ 9.71 $ 9.63 $ 9.47 $ 9.63
Total Return
(d)
1.22% 2.85% 4.23% 0.43% —
Based on net asset value ......................................
1.22% 2.85% 4.23%
(e)
0.43%
(e)
1.73%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.74% 0.76% 0.78% 0.88% 0.81%
Total expenses after fees waived and/or reimbursed ....................
0.65% 0.66% 0.65% 0.74% 0.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.65% 0.65% 0.65% 0.66% 0.66%
Net investment income .......................................
0.96% 1.77% 2.35% 1.94% 1.47%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,199,702 $ 1,412,985 $ 1,318,473 $ 1,267,494 $ 1,309,023
Portfolio turnover rate
(g)
.......................................
129% 213% 182% 218% 292%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.00% 0.00%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
133
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor A1
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.71 $ 9.64 $ 9.48 $ 9.64 $ 9.65
Net investment income
(a)
.....................................
0.11 0.19 0.24 0.20 0.15
Net realized and unrealized gain (loss) ............................
0.03 0.09 0.17 (0.14) 0.03
Net increase from investment operations ............................
0.14 0.28 0.41 0.06 0.18
Distributions
(b)
– – – – –
From net investment income ..................................
(0.12) (0.21) (0.25) (0.20) (0.19)
R eturn of capital ...........................................
— (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions ...........................................
(0.12) (0.21) (0.25) (0.22) (0.19)
Net asset value, end of year ...................................
$ 9.73 $ 9.71 $ 9.64 $ 9.48 $ 9.64
Total Return
(d)
1.48% 2.90% 4.38% 0.59% —
Based on net asset value ......................................
1.48% 2.90% 4.38%
(e)
0.59%
(e)
1.88%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.59% 0.60% 0.59% 0.70% 0.66%
Total expenses after fees waived and/or reimbursed ....................
0.50% 0.51% 0.50% 0.59% 0.53%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.50% 0.50% 0.50% 0.51% 0.51%
Net investment income .......................................
1.13% 1.93% 2.51% 2.09% 1.59%
Supplemental Data
Net assets, end of year (000) ....................................
$ 6,710 $ 8,141 $ 8,621 $ 9,492 $ 10,751
Portfolio turnover rate
(g)
.......................................
129% 213% 182% 218% 292%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.00% 0.00%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
134
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Investor C
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.70 $ 9.63 $ 9.46 $ 9.63 $ 9.64
Net investment income
(a)
.....................................
0.02 0.10 0.15 0.11 0.06
Net realized and unrealized gain (loss) ............................
0.04 0.09 0.18 (0.15) 0.03
Net increase (decrease) from investment operations ....................
0.06 0.19 0.33 (0.04) 0.09
Distributions
(b)
– – – – –
From net investment income ..................................
(0.04) (0.12) (0.16) (0.11) (0.10)
R eturn of capital ...........................................
— (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions ...........................................
(0.04) (0.12) (0.16) (0.13) (0.10)
Net asset value, end of year ...................................
$ 9.72 $ 9.70 $ 9.63 $ 9.46 $ 9.63
Total Return
(d)
0.57% 1.98% 3.56% (0.42)% —
Based on net asset value ......................................
0.57% 1.98% 3.56%
(e)
(0.42)%
(e)
0.97%
Ratios to Average Net Assets
(f)
Total expenses .............................................
1.45% 1.50% 1.52% 1.62% 1.58%
Total expenses after fees waived and/or reimbursed ....................
1.40% 1.41% 1.40% 1.49% 1.43%
Total expenses after fees waived and/or reimbursed and excluding interest expense
1.40% 1.40% 1.40% 1.41% 1.42%
Net investment income .......................................
0.23% 1.05% 1.61% 1.18% 0.67%
Supplemental Data
Net assets, end of year (000) ....................................
$ 51,625 $ 69,913 $ 152,890 $ 172,631 $ 243,527
Portfolio turnover rate
(g)
.......................................
129% 213% 182% 218% 292%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.00% 0.00%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
135
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class K
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.70 $ 9.63 $ 9.46 $ 9.62 $ 9.64
Net investment income
(a)
.....................................
0.12 0.20 0.25 0.22 0.15
Net realized and unrealized gain (loss) ............................
0.04 0.09 0.18 (0.15) 0.03
Net increase from investment operations ............................
0.16 0.29 0.43 0.07 0.18
Distributions
(b)
– – – – –
From net investment income ..................................
(0.14) (0.22) (0.26) (0.21) (0.20)
R eturn of capital ...........................................
— (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions ...........................................
(0.14) (0.22) (0.26) (0.23) (0.20)
Net asset value, end of year ...................................
$ 9.72 $ 9.70 $ 9.63 $ 9.46 $ 9.62
Total Return
(d)
1.63% 3.05% 4.65% 0.73% —
Based on net asset value ......................................
1.63% 3.05% 4.65%
(e)
0.73%
(e)
1.93%
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.37% 0.38% 0.37% 0.46% 0.43%
Total expenses after fees waived and/or reimbursed ....................
0.36% 0.36% 0.35% 0.44% 0.37%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.36% 0.35% 0.35% 0.35% 0.36%
Net investment income .......................................
1.23% 2.07% 2.64% 2.27% 1.63%
Supplemental Data
Net assets, end of year (000) ....................................
$ 943,607 $ 557,997 $ 512,940 $ 258,340 $ 161,006
Portfolio turnover rate
(g)
.......................................
129% 213% 182% 218% 292%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.00% 0.00%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 125% 170% 144% 169% 208%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
136
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.70 $ 9.63 $ 9.47 $ 9.63 $ 9.64
Net investment income
(a)
.....................................
0.07 0.15 0.20 0.16 0.11
Net realized and unrealized gain (loss) ............................
0.03 0.09 0.17 (0.14) 0.03
Net increase from investment operations ............................
0.10 0.24 0.37 0.02 0.14
Distributions
(b)
– – – – –
From net investment income ..................................
(0.08) (0.17) (0.21) (0.16) (0.15)
R eturn of capital ...........................................
— (0.00)
(c)
(0.00)
(c)
(0.02) —
Total distributions ...........................................
(0.08) (0.17) (0.21) (0.18) (0.15)
Net asset value, end of year ...................................
$ 9.72 $ 9.70 $ 9.63 $ 9.47 $ 9.63
Total Return
(d)
1.07% 2.49% 3.97% 0.18% —
Based on net asset value ......................................
1.07% 2.49% 3.97%
(e)
0.18%
(e)
1.47%
Ratios to Average Net Assets
(f)
Total expenses .............................................
1.07% 1.08% 1.18% 1.24% 1.25%
Total expenses after fees waived and/or reimbursed ....................
0.91% 0.91% 0.90% 0.99% 0.93%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.91% 0.90% 0.90% 0.91% 0.92%
Net investment income .......................................
0.72% 1.54% 2.10% 1.69% 1.18%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,153 $ 2,405 $ 3,949 $ 4,493 $ 4,794
Portfolio turnover rate
(g)
.......................................
129% 213% 182% 218% 292%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.00% 0.00%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 125% 170% 144% 169% 208%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and
Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Class R Shares are available to only certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
 Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
On July 6, 2021, Core Bond and Low Duration Bond’s Service Shares converted into Investor A Shares.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield Bond include the accounts of BLK BR HY (Luxembourg) Investments, S.a.r.l.
(the “Luxembourg Subsidiary”) and BR-HIYLD Subsidiary II, LLC (the “U.S. Subsidiary”), both of which are wholly-owned taxable subsidiaries of High Yield Bond (together, the “Taxable Subsidiaries”). The U.S. Subsidiary enables High Yield Bond to hold investments in operating companies and still satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the U.S. Subsidiary are taxable to such subsidiary. The Luxembourg Subsidiary holds shares of private Canadian companies. Such shares are held in the Luxembourg Subsidiary in order to realize benefits under the Double Tax Avoidance Convention between Canada and Luxembourg, the result of which that gains on the sale of such shares will generally not be subject to capital gains taxes in Canada. Income earned on the investments held by the Luxembourg Subsidiary may be taxable to such subsidiary in Luxembourg. A tax provision for income, if any, is shown as income tax in the Consolidated
Statement of Operations for High Yield Bond. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss)
in the Consolidated Statement of Operations for High Yield Bond. High Yield Bond may invest up to 25% of its total assets in the U.S. Subsidiary. The net assets of the
Luxembourg Subsidiary and U.S. Subsidiary as of period end were $780,816 and $11,075,251, which is 0.0% and 0.0%, respectively, of High Yield Bond's consolidated net assets. Intercompany accounts and transactions have been eliminated. The Taxable Subsidiaries are subject to the same investment policies and restrictions that apply to
High Yield Bond.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Bond Portfolio ............................................ High Yield Bond Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
138
rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/
or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”) ,  the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

Notes to Financial Statements
(continued)

Notes to Financial Statements
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
High Yield Bond values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
140
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage -backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
142
typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, High Yield Bond had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund  realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield Bond Intelsat Jackson Holdings SA., Term Loan ................ $ 10,055,639 $ 9,923,910 $ 10,114,263 $ 190,353

Notes to Financial Statements
(continued)

Notes to Financial Statements
have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended September 30, 2021, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were as follows:
Reverse repurchase transactions are entered into by a fund under MRA, which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Low Duration Bond
Average Borrowings ................................................................................................. $ 16,230,383
Daily Weighted Average Interest Rate ..................................................................................... 0.19%

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
144
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option,
As of period end, the following table is a summary of High Yield Bond’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
BNP Paribas SA ................................. $ 16,404,000 $ (16,404,000) $ — $ —
BofA Securities, Inc. ............................... 14,376,466 (14,376,466) — —
Citigroup Global Markets, Inc. ........................ 41,119,360 (41,119,360) — —
Credit Suisse Securities (USA) LLC .................... 616,254 (616,254) — —
J . P . Morgan Securities LLC .......................... 46,149,920 (46,149,920) — —
Toronto Dominion Bank ............................. 31,264,930 (31,264,930) — —
$ 149,930,930 $ (149,930,930) $ — $ —
(a)
Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Consolidated
Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
146
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.350%
$1 Billion - $2 Billion ...................................................................................................... 0.340
$2 Billion - $3 Billion ..................................................................................................... 0.330
Greater than $3 Billion .................................................................................................... 0.320

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager provides investment management and other services to the Taxable Subsidiaries. The Manager does not receive separate compensation from the Taxable
Subsidiaries for providing investment management or administrative services. However, High Yield Bond pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiaries.
With respect to High Yield Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) (the
"Sub-Adviser"), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
With respect to Core Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BRS”) (collectively, the "Sub-
Advisers"), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of Core Bond for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Core Bond to the Manager.
With respect to Low Duration Bond, the Manager entered into a sub-advisory agreement, effective November 24, 2020, with BRS, (the "Sub-Adviser"), an affiliate of the
Manager. The Manager pays BRS for services it provides for that portion of Low Duration Bond for which BRS, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Low Duration Bond to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
(a)
On July 6, 2021, Core Bond and Low Duration Bond’s issued and outstanding Service Shares converted into Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
High Yield Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.500%
$1 Billion - $2 Billion ...................................................................................................... 0.450
$2 Billion - $3 Billion ..................................................................................................... 0.425
$3 Billion - $25 Billion ..................................................................................................... 0.400
$25 Billion - $30 Billion .................................................................................................... 0.375
Greater than $30 Billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.310%
$1 Billion - $3 Billion ...................................................................................................... 0.290
$3 Billion - $5 Billion ..................................................................................................... 0.280
$5 Billion - $10 Billion ..................................................................................................... 0.270
Greater than $10 Billion ................................................................................................... 0.260
Service Fees Distribution Fees
Service
(a)
................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25
Core Bond High Yield Bond Low Duration Bond
Service .................................................................... $ 78,992 $ 340,860 $ 50,378
Investor A ................................................................... 1,402,234 3,509,057 3,761,755
Investor A1 .................................................................. — — 7,318
Investor C ................................................................... 317,187 1,706,097 612,979
Class R .................................................................... 6,688 548,135 10,584
$ 1,805,101 $ 6,104,149 $ 4,443,014

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
148
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2021, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 572,725 $ 2,676,212 $ 1,188,657
Service .................................................................... 6,319 27,267 4,030
Investor A ................................................................... 112,170 280,702 300,916
Investor A1 .................................................................. — — 1,464
Investor C ................................................................... 6,343 34,119 12,259
Class K .................................................................... 218,151 2,070,927 145,844
Class R .................................................................... 267 21,924 423
$ 915,975 $ 5,111,151 $ 1,653,593
Fund Name Institutional Service Investor A Total
Core Bond .......................................................................... $ 604,646 $ — $ 3,517 $ 608,163
High Yield Bond ....................................................................... 318,999 2 1,376 320,377
Low Duration Bond .................................................................... 211,891 — — 211,891
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 5,569 $ 23,326 $ 9,582
Service .................................................................... — 221 194
Investor A ................................................................... 4,810 28,443 6,051
Investor A1 .................................................................. — — 137
Investor C ................................................................... 889 2,791 1,006
Class K .................................................................... 2,186 — 1,099
Class R .................................................................... 34 746 36
$ 13,488 $ 55,527 $ 18,105
Core Bond High Yield Bond Low Duration Bond
Institutional .................................................................. $ 3,053,694 $ 13,078,226 $ 4,561,566
Service .................................................................... 57,752 181,798 28,870
Investor A ................................................................... 713,840 2,551,376 2,001,923
Investor A1 .................................................................. — — 9,714
Investor C ................................................................... 36,035 165,738 59,031
Class K .................................................................... 45,457 612,877 45,994
Class R .................................................................... 2,844 187,637 4,506
$ 3,909,622 $ 16,777,652 $ 6,711,604

Notes to Financial Statements
(continued)

Notes to Financial Statements
Other Fees: For the year ended September 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers & Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
January 31, 2022 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For t he year ended September 30, 2021 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2022.  The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
(a)
On July 6, 2021, Core Bond and Low Duration Bond’s issued and outstanding Service Shares converted into Investor A Shares.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through January 31, 2022, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Core Bond ............................................................................................................. $ 44,394
High Yield Bond .......................................................................................................... 101,624
Low Duration Bond ....................................................................................................... 96,738
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 20,497 $ 6,021
High Yield Bond ............................................................................................... 37,989 38,201
Low Duration Bond ............................................................................................ 42,739 14,826
Core Bond ................................................................................................................. $ 201,016
High Yield Bond .............................................................................................................. 291,923
Low Duration Bond ........................................................................................................... 87,130
High Yield Bond .............................................................................................................. $ 1,804,355
Low Duration Bond ........................................................................................................... 430,392
Fund Name Institutional Service
(a)
Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43% 0.68% 0.68% N/A 1.43% 0.38% 0.93%
High Yield Bond .................................... 0.67 1.02 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 0.65 0.65 0.50% 1.40 0.35 0.90
Core Bond ............................................................................................................... $ 424,389

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
150
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2021, class specific expense waivers and/or reimbursements are as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield Bond retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, High Yield Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by High Yield Bond is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2021, the Fund paid BIM $132,542 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Core Bond
Institutional .................................................................................... $ 571,110 $ 1,626,451
Service ...................................................................................... 6,319 42,074
Investor A ..................................................................................... 112,101 434,500
Investor C ..................................................................................... 6,338 20,239
Class K ...................................................................................... 218,149 45,108
Class R ...................................................................................... 267 2,176
$ 914,284 $ 2,170,548
Low Duration Bond
Institutional .................................................................................... 1,188,068 265,902
Service ...................................................................................... 4,030 14,316
Investor A ..................................................................................... 300,914 917,355
Investor A1 .................................................................................... 1,464 4,451
Investor C ..................................................................................... 11,863 15,153
Class K ...................................................................................... 25,308 1,311
Class R ...................................................................................... 423 2,964
$ 1,532,070 $ 1,221,452

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended September 30, 2021, Core Bond and Low Duration Bond did not participate in the Interfund Lending Program. High Yield Bond activity in the Interfund
Lending Program during the period for which loans were no longer outstanding was as follows:
(a)
Reflects actual activity for the period.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For th e year ended September 30, 2021 , the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended September 30, 2021, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
TABLERULEABOVE
For the year ended September 30, 2021, purchases and sales related to mortgage dollar rolls were as follow:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name Borrower or Lender
Average Loan
Balance
(a)
Weighted Average
Interest Rate Interest Expenses
High Yield Bond Borrower $ 25,000 0. 59% $ 1
Fund Name Purchases  Sales
Net Realized
Gain (Loss)
Core Bond ....................................................................... $ 3,914,564 $ 5,549,569 $ (339,906)
High Yield Bond .................................................................... 12,978,166 5,284,761 130,176
Low Duration Bond ................................................................. 12,313,347 — —
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 935,478,868 $ 505,799,876 $ 27,646,967,154 $ 27,241,488,638
High Yield Bond ....................................................... — — 18,687,160,016 21,103,512,266
Low Duration Bond .................................................... 6,741,900,599 5,086,159,351 4,379,011,409 4,853,032,215
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 9,383,888,906 $ 9,392,349,907
Low Duration Bond .................................................................................... 306,192,854 306,506,102

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
152
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
During the year ended September 30, 2021, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended September 30, 2021, the Funds did not borrow under the credit agreement.
Fund Name
Year Ended
09/30/21
Year Ended
09/30/20
Core Bond
Ordinary income ........................................................................................... $ 165,152,726 $ 79 , 984 , 069
Long-term capital gains ...................................................................................... 71,560,691 —
$ 236,713,417 $ 79 , 984 , 069
High Yield Bond
Ordinary income ...........................................................................................
$ 1 , 236 , 707 , 722 $ 1 , 112 , 080 , 586
Low Duration Bond
Ordinary income ...........................................................................................
$ 107,425,825 $ 156 , 790 , 079
Tax return of capital .........................................................................................
— $ 422 , 312
$ 107,425,825 $ 157,212,391
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
Core Bond ....................................
$ — $ 26,428,783 $ — $ 30,294,112 $ (8,184,871) $ 48,538,024
High Yield Bond .................................
80,963,189 — (24,888,654) 951,084,771 — 1,007,159,306
Low Duration Bond ..............................
10,807,494 — (14,203,559) 26,090,395 — 22,694,330
(a)
Subject to limitation, amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the deferral of compensation to trustees, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains (losses) on certain futures, options, and foreign currency contracts, unrealized gain on stock of passive foreign investment companies, the accounting for swap agreements, the classification of investments, the accrual of income on securities in default, and amortization methods for premiums and discounts on fixed income securities.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
Fund Name Amount Utilized
High Yield Bond ...................................................................................................... $ 999,787,369
Low Duration Bond ................................................................................................... 58,151,822
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 5,549, 712 , 500 $ 91, 867 , 234 $ (51,107,908) $ 40, 759 , 326
High Yield Bond .................................................. 23,309,456,676 1,194,110,357 (214,847,306) 979,263,051
Low Duration Bond ................................................ 8,59 1 , 157 , 549 107, 016 , 59 4 (69,094,132) 3 7 , 922 , 46 2

Notes to Financial Statements
(continued)

Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
154
cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/21
Year Ended
09/30/20
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold .............................................
146,861,908 $ 1,465,303,277 134,404,550 $ 1,359,648,885
Shares issued in reinvestment of distributions ........................
13,416,841 135,058,084 4,496,191 45,651,411
Shares redeemed .........................................
(117,482,177) (1,173,424,202) (83,877,161) (850,407,309)
42,796,572 $ 426,937,159 55,023,580 $ 554,892,987
Service
(a)
Shares sold .............................................
496,923 $ 5,031,908 1,009,098 $ 10,274,747
Shares issued in reinvestment of distributions ........................
206,010 2,077,002 77,519 785,902
Shares redeemed and automatic conversion of shares ...................
(4,964,009) (49,405,453) (877,089) (8,840,329)
(4,261,076) $ (42,296,543) 209,528 $ 2,220,320
Investor A
Shares sold and automatic conversion of shares .......................
21,327,998 $ 213,818,647 22,589,308 $ 229,295,262
Shares issued in reinvestment of distributions ........................
2,677,486 26,987,670 830,302 8,433,724
Shares redeemed .........................................
(29,321,690) (293,102,535) (21,994,722) (219,559,631)
(5,316,206) $ (52,296,218) 1,424,888 $ 18,169,355
Investor C
Shares sold .............................................
761,644 $ 7,755,757 2,244,234 $ 22,701,181
Shares issued in reinvestment of distributions ........................
148,749 1,490,084 46,395 472,173
Shares redeemed and automatic conversion of shares ...................
(1,857,559) (18,626,746) (3,811,378) (38,725,941)
(947,166) $ (9,380,905) (1,520,749) $ (15,552,587)
Class K
Shares sold .............................................
37,044,972 $ 371,883,372 28,911,044 $ 293,522,415
Shares issued in reinvestment of distributions ........................
5,591,242 56,445,382 1,955,306 19,903,710
Shares redeemed .........................................
(44,846,318) (447,284,268) (15,896,382) (161,100,856)
(2,210,104) $ (18,955,514) 14,969,968 $ 152,325,269

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Year Ended
09/30/21
Year Ended
09/30/20
Fund Name/Share Class
Shares Amount Shares Amount
Class R
Shares sold .............................................
35,518 $ 357,673 40,768 $ 412,171
Shares issued in reinvestment of distributions ........................
7,401 74,754 3,879 39,263
Shares redeemed .........................................
(110,305) (1,126,305) (124,001) (1,255,399)
(67,386) $ (693,878) (79,354) $ (803,965)
29,994,634 $ 303,314,101 70,027,861 $ 711,251,379
High Yield Bond
Institutional
Shares sold .............................................
824,852,468 $ 6,410,669,037 1,362,364,926 $ 9,885,297,950
Shares issued in reinvestment of distributions ........................
73,930,879 576,217,758 74,815,528 553,158,606
Shares redeemed .........................................
(671,776,568) (5,229,340,817) (1,256,575,349) (9,220,251,586)
227,006,779 $ 1,757,545,978 180,605,105 $ 1,218,204,970
Service
Shares sold .............................................
11,246,499 $ 87,722,006 15,027,160 $ 112,040,919
Shares issued in reinvestment of distributions ........................
784,180 6,115,039 877,553 6,511,172
Shares redeemed .........................................
(12,037,446) (94,117,592) (19,136,696) (143,776,526)
(6,767) $ (280,547) (3,231,983) $ (25,224,435)
Investor A
Shares sold and automatic conversion of shares .......................
62,813,707 $ 488,151,335 80,997,936 $ 594,145,280
Shares issued in reinvestment of distributions ........................
7,276,569 56,668,714 8,263,622 61,014,132
Shares redeemed .........................................
(66,322,210) (516,851,805) (87,500,067) (643,971,138)
3,768,066 $ 27,968,244 1,761,491 $ 11,188,274
Investor C
Shares sold .............................................
5,160,537 $ 40,252,080 7,765,572 $ 56,928,089
Shares issued in reinvestment of distributions ........................
798,716 6,223,376 1,317,314 9,741,496
Shares redeemed and automatic conversion of shares ...................
(10,845,575) (84,458,348) (18,096,014) (133,120,822)
(4,886,322) $ (37,982,892) (9,013,128) $ (66,451,237)
Investor C1
(b)
Shares sold .............................................
— $ — 3,706 $ 28,586
Shares issued in reinvestment of distributions ........................
— — 2,744 21,204
Shares redeemed and automatic conversion of shares ...................
— — (180,597) (1,401,444)
— $ — (174,147) $ (1,351,654)
Class K
Shares sold .............................................
425,944,961 $ 3,303,403,535 1,326,886,474 $ 9,271,564,944
Shares issued in reinvestment of distributions ........................
61,687,273 479,747,223 51,411,454 378,762,871
Shares redeemed .........................................
(1,032,593,243) (8,054,462,814) (438,883,456) (3,175,032,394)
(544,961,009) $ (4,271,312,056) 939,414,472 $ 6,475,295,421
Class R
Shares sold .............................................
2,714,264 $ 21,146,656 3,595,177 $ 26,543,807
Shares issued in reinvestment of distributions ........................
597,520 4,653,443 794,604 5,868,673
Shares redeemed .........................................
(4,351,405) (33,709,657) (5,883,470) (42,957,093)
(1,039,621) $ (7,909,558) (1,493,689) $ (10,544,613)
(320,118,874) $ (2,531,970,831) 1,107,868,121 $ 7,601,116,726
Low Duration Bond
Institutional
Shares sold .............................................
345,506,551 $ 3,368,814,025 252,306,828 $ 2,424,543,808
Shares issued in reinvestment of distributions ........................
7,793,536 75,988,063 11,606,960 111,604,816
Shares redeemed .........................................
(249,280,518) (2,429,961,590) (267,833,212) (2,561,179,821)
104,019,569 $ 1,014,840,498 (3,919,424) $ (25,031,197)
Service
(a)
Shares sold .............................................
475,605 $ 4,641,229 783,706 $ 7,542,255
Shares issued in reinvestment of distributions ........................
23,759 231,652 61,469 590,499
Shares redeemed and automatic conversion of shares ...................
(3,585,030) (34,931,908) (972,470) (9,276,519)
(3,085,666) $ (30,059,027) (127,295) $ (1,143,765)
Investor A
Shares sold and automatic conversion of shares .......................
56,499,893 $ 551,014,420 74,849,323 $ 719,875,315
Shares issued in reinvestment of distributions ........................
1,611,680 15,710,142 2,704,195 25,989,312
Shares redeemed .........................................
(80,279,964) (781,941,813) (68,813,099) (661,832,086)
(22,168,391) $ (215,217,251) 8,740,419 $ 84,032,541

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
156
(a)
On July 6, 2021, each Fund's issued and outstanding Service Shares, as applicable, converted into Investor A Shares.
(b)
On February 24, 2020, each Fund's issued and outstanding Investor C1, Investor C2 and Investor C3 Shares, as applicable, converted into Investor A Shares.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
On September 24, 2021, the Board approved a proposal to amend Core Bond's investment objective. Effective November 1, 2021, the Fund's investment objective will be to seek to realize a total return that exceeds that of the reference benchmark.
On September 24, 2021, the Board approved a proposal to amend Low Duration Bond's investment objective. Effective November 1, 2021, the Fund's investment objective will be to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
d
Year Ended
09/30/21
Year Ended
09/30/20
Fund Name/Share Class
Shares Amount Shares Amount
Investor A1
Shares sold .............................................
7,719 $ 75,282 826 $ 7,971
Shares issued in reinvestment of distributions ........................
6,876 67,063 13,881 133,510
Shares redeemed .........................................
(163,027) (1,591,464) (70,658) (679,577)
(148,432) $ (1,449,119) (55,951) $ (538,096)
Investor C
Shares sold .............................................
2,247,567 $ 21,899,495 3,388,045 $ 32,498,708
Shares issued in reinvestment of distributions ........................
22,017 214,438 143,791 1,378,936
Shares redeemed and automatic conversion of shares ...................
(4,163,020) (40,573,232) (12,201,122) (117,518,178)
(1,893,436) $ (18,459,299) (8,669,286) $ (83,640,534)
Investor C2
(b)
Shares issued in reinvestment of distributions ........................
— — 8 81
Shares redeemed and automatic conversion of shares ...................
— — (1,365) (13,216)
— $ — (1,357) $ (13,135)
Investor C3
(b)
Shares sold .............................................
— $ — 268 $ 2,582
Shares issued in reinvestment of distributions ........................
— — 223 2,150
Shares redeemed and automatic conversion of shares ...................
— — (48,538) (469,472)
— $ — (48,047) $ (464,740)
Class K
Shares sold .............................................
65,474,722 $ 637,928,535 34,069,034 $ 326,711,070
Shares issued in reinvestment of distributions ........................
995,773 9,701,067 1,246,422 11,974,110
Shares redeemed .........................................
(26,875,494) (261,964,532) (31,060,287) (298,001,286)
39,595,001 $ 385,665,070 4,255,169 $ 40,683,894
Class R
Shares sold .............................................
101,987 $ 994,041 153,881 $ 1,478,313
Shares issued in reinvestment of distributions ........................
1,866 18,179 5,343 51,307
Shares redeemed .........................................
(130,273) (1,270,227) (321,305) (3,087,278)
(26,420) $ (258,007) (162,081) $ (1,557,658)
116,292,225 $ 1,135,062,865 12,147 $ 12,327,310

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Core Bond Portfolio, BlackRock High Yield Bond Portfolio and BlackRock Low Duration Bond Portfolio and the Board of Trustees of
BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio of BlackRock Funds
V, including the schedules of investments, as of September 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. We have also audited the accompanying consolidated statement of assets and liabilities of BlackRock High Yield Bond Portfolio of BlackRock Funds V (collectively with BlackRock Core Bond
Portfolio and BlackRock Low Duration Bond Portfolio, the “Funds”), including the consolidated schedule of investments, as of September 30, 2021, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 22, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
2021
BlackRock Annual Report to Shareholders
158
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2021:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate of not greater than 20%, for the fiscal year ended September 30, 2021:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2021 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2021:
Fund Name Qualified Dividend Income
BlackRock Core Bond Portfolio ......................................................................................... $ 1,224,970
BlackRock High Yield Bond Portfolio ...................................................................................... 40,135,208
Fund Name Federal Obligation Interest
BlackRock Core Bond Portfolio ......................................................................................... $ 8,589,974
BlackRock Low Duration Bond Portfolio .................................................................................... 2,951,368
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock Core Bond Portfolio ......................................................................................... $ 71,560,691
Fund Name
Dividend-Received
Deduction
BlackRock Core Bond Portfolio ........................................................................................... 1. 23%
BlackRock High Yield Bond Portfolio ........................................................................................ 1.99
Fund Name Interest Dividends
BlackRock Core Bond Portfolio ......................................................................................... $ 73,827,804
BlackRock High Yield Bond Portfolio ...................................................................................... 1,159,970,495
BlackRock Low Duration Bond Portfolio .................................................................................... 140,081,576
Fund Name Interest-Related Dividends
BlackRock Core Bond Portfolio ......................................................................................... $ 57,489,089
BlackRock High Yield Bond Portfolio ...................................................................................... 961,117,091
BlackRock Low Duration Bond Portfolio .................................................................................... 84,917,208

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2021 (the “May
Meeting”) and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Core Bond Portfolio (the “Core Bond Portfolio”), BlackRock High Yield Bond Portfolio (the “High Yield Bond Portfolio”) and BlackRock Low Duration Bond
Portfolio (the “Low Duration Bond Portfolio” and collectively with the Core Bond Portfolio and the High Yield Bond Portfolio, the “Funds” and each, a “Fund,”), and BlackRock
Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory
Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Core Bond Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight;
administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the May
Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information.
BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Annual Report to Shareholders
160
of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Core Bond Portfolio ranked in the second, first and second quartiles, respectively, against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, the High Yield Bond Portfolio ranked in the second, first and first quartiles, respectively, against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, the Low Duration Bond Portfolio ranked in the third, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Low Duration Bond Portfolio’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Core Bond Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Core Bond Portfolio’s Expense Peers. The Board also noted that the Core Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Core Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the Core Bond Portfolio were to decrease, the Core Bond Portfolio could lose the benefit of one or more breakpoints. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Core Bond Portfolio’s total expenses as a percentage of the Core Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the High Yield Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the High Yield Bond Portfolio’s Expense Peers. The Board also noted that the High Yield
Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the High Yield Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the High Yield Bond Portfolio were to decrease, the High Yield Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield Bond Portfolio’s total expenses as a percentage of the High Yield Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the Low Duration Bond Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Low Duration Bond Portfolio’s Expense Peers. The Board also noted that the Low Duration Bond
Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Low Duration Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the Low Duration Bond Portfolio were to decrease, the Low Duration Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Low Duration Bond Portfolio’s total expenses as a percentage of the Low Duration Bond Portfolio’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Annual Report to Shareholders
162
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund and (2)
the Manager and BRS, with respect to the Core Bond Portfolio, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
74 RICs consisting of 101 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
74 RICs consisting of 101 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
74 RICs consisting of 101 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
74 RICs consisting of 101 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
76 RICs consisting of 103 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
74 RICs consisting of 101 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
74 RICs consisting of 101 Portfolios The Boeing Company
since 2021
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
74 RICs consisting of 101 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders
164
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
74 RICs consisting of 101 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
76 RICs consisting of 103 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
76 RICs consisting of 103 Portfolios None
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
104 RICs consisting of 255 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
106 RICs consisting of 257 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.
Effective June 10, 2021, Stayce D. Harris and J. Phillip Holloman were each appointed to serve as a Trustee of the Trust. Effective July 30, 2021, Lorenzo A. Flores was appointed to serve as a Trustee of the Trust.

Additional Information
2021
BlackRock Annual Report to Shareholders
166
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
168
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
USD United States Dollar
Portfolio Abbreviations
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Taxable3-9/21-AR

September 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds V
BlackRock GNMA Portfolio
BlackRock Income Fund
BlackRock U.S. Government Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United
States began the reporting period as the initial reopening-led economic rebound was beginning to slow.
Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.
Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals.
The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected
U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
9.18% 30.00%
U.S. small cap equities
(Russell 2000
®
Index)
(0.25) 47.68
International equities
(MSCI Europe, Australasia,
Far East Index)
4.70 25.73
Emerging market equities
(MSCI Emerging Markets
Index)
(3.45) 18.20
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.07
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
2.92 (6.22)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
1.88 (0.90)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 2.71
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
3.65 11.27
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2021
2021
BlackRock Annual Report to Shareholders
4
BlackRock GNMA Portfolio
Investment Objective
BlackRock GNMA Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2021, the Fund outperformed its benchmark, the Bloomberg GNMA MBS Index.
What factors influenced performance?
The Fund's active strategy, which seeks to optimize the blend of to-be-announced (“TBA”) securities and existing mortgage-backed securities (“MBS”) versus the benchmark, contributed positively to relative performance, driven by exposure to specified mortgage pools. In addition, relative value strategies within the GNMA coupon stack, including exposure to up-in-coupon trades, added to performance. Finally, out-of-benchmark allocations to fixed rate agency collateralized mortgage obligations (“CMOs”) benefited return.
The Fund’s exposure to agency MBS derivative positions such as interest-only instruments detracted from relative performance.
Describe recent portfolio activity.
Within the GNMA coupon stack, the Fund shifted from an underweight to an overweight in middle coupons (3.0% and 3.5%). The Fund slightly trimmed its allocation to agency
CMOs based off of seasoned collateral. The Fund maintained a modest position in agency commercial MBS during the period primarily in the form of multi-family deals.
The Fund held a small percentage of net assets in derivatives as a means to manage risk to allocations in MBS and securitized assets. The Fund’s overall use of derivatives had a positive impact on Fund performance during the period.
The Fund’s cash position was somewhat elevated at times during the period and was 11.1% at period end. The cash position did not have any material impact on Fund performance.
Describe portfolio positioning at period end.
The Fund maintained an allocation to higher coupon, more-seasoned GNMA pools, along with increased exposure to current production coupons and TBAs on the view that Fed and domestic bank support should provide a solid technical tailwind into the end of the year. The Fund continued to hold allocations to agency CMOs backed by prepayment-protected, seasoned collateral. Finally, the Fund was overweight duration (and corresponding interest rate sensitivity) relative to the benchmark while being neutrally positioned along the yield curve.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 100%
Non-Agency Mortgage-Backed Securities .................. —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 100%
NR ........................................... —
(d)
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of September 30, 2021 (continued)
5
Fund Summary
BlackRock GNMA Portfolio
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance Summary for the Period Ended September 30, 2021
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in Government National Mortgage Association ("GNMA") securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganizatio n”). The
Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
Bloomberg GNMA MBS Index (formerly Bloomberg Barclays GNMA MBS Index) - an unmanaged index comprised of mortgage-backed pass through securities of GNMA.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .................................. 0.63% 0.49% 0.47% N/A 2.06% N/A 2.34% N/A
Investor A ................................... 0.36 0.22 0.23 (3.78)% 1.81 0.98% 2.04 1.62%
Investor C ................................... (0.36) (0.45) (0.53) (1.51) 1.06 1.06 1.43 1.43
Class K .................................... 0.68 0.58 0.52 N/A 2.12 N/A 2.38 N/A
Bloomberg GNMA MBS Index
..................
— — (0.64) N/A 1.91 N/A 2.16 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in GNMA securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund , a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization .
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of September 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
6
BlackRock GNMA Portfolio
Expense Example
Actual Hypothetical
(a)
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(04/01/21)
Ending
Account
Value
(09/30/21)
Including
Interest
Expense
(b)
Excluding
Interest
Expense
(b)
Beginning
Account
Value
(04/01/21)
Ending
Account
Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account
Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ...... $ 1,000.00 $ 1,000.30 $ 2.16 $ 2.16 $ 1,000.00 $ 1,022.91 $ 2.18 $ 1,022.91 $ 2.18 0.43% 0.43%
Investor A ....... 1,000.00 999.10 3.41 3.41 1,000.00 1,021.66 3.45 1,021.66 3.45 0.68 0.68
Investor C ....... 1,000.00 995.30 7.15 7.15 1,000.00 1,017.90 7.23 1,017.90 7.23 1.43 1.43
Class K ........ 1,000.00 1,000.50 1.91 1.91 1,000.00 1,023.16 1.93 1,023.16 1.93 0.38 0.38
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of September 30, 2021
7
Fund Summary
BlackRock Income Fund
Investment Objective
BlackRock Income Fund’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2021, the Fund underperformed its Customized Reference Benchmark except for the Fund’s Institutional Shares, which performed in line. The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), S&P/LSTA
Leveraged Loan Index (25%), Bloomberg U.S. CMBS Investment Grade Index (25%), and JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI
Broad Diversified) (25%). The Fund is not managed with reference to the current performance benchmark and its exposures may deviate meaningfully from the current performance benchmark.
What factors influenced performance?
The largest detractor from performance over the period was the Fund’s Asian corporate credit exposure. Positioning with respect to interest rates also detracted modestly as rates rose across the yield curve.
The Fund’s exposure to U.S. high yield corporate bonds was the largest contributor to performance for the 12-month period. Holdings in floating rate loan interests (“bank loans”) and collateralized loan obligations (“CLOs”), capital securities, U.S. investment grade corporate bonds and European corporate credit were also additive.
The Fund’s cash position was 16.2% of portfolio assets at period end. The Fund remains selective as the investment adviser seeks the best opportunities to generate income.
The Fund’s performance would have been improved if the cash position had been allocated across credit sectors.
Lastly, as part of its investment strategy, the Fund utilizes derivatives, mainly forward contracts, to hedge foreign currency exposure of non-U.S. positions back to U.S.
dollars, and interest rate futures to adjust duration (sensitivity to interest rate changes) positioning tactically as needed. During the period, the Fund’s derivative holdings had a positive impact on Fund performance.
Describe recent portfolio activity.
The Fund navigated a period that saw continued recovery in the broader economy and volatility in interest rates driven by persistently strong inflation. Over the period, the Fund increased exposure to bank loans and CLOs following a period of underperformance and on the view that rates were likely to rise following a pickup in inflation expectations. In addition, the Fund reduced exposure to high yield and investment grade corporate securities. Both sectors had performed well as the Fed stepped in to provide support during the depths of the financial market sell-off. While the Fund remained constructive regarding high yield corporate securities, the investment adviser believes that they have identified more attractive relative value opportunities elsewhere. Finally, exposure to emerging markets was reduced.
Describe portfolio positioning at period end.
At period end, the Fund was positioned to seek positive returns in corporate credit instruments, on the view that the upward movement in interest rates reflected growing investor conviction surrounding the outlook for economic recovery. Thematically, the Fund deemphasized exposure to U.S. high yield in favor of floating rate instruments that should fare well in a steeper yield curve environment, and which offered attractive yield. Additionally, the Fund maintained a shorter duration profile compared with historical levels, as well as a preference for cyclical assets sensitive to the economy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
8
BlackRock Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 52%
Floating Rate Loan Interests ........................... 32
Asset-Backed Securities .............................. 9
Investment Companies ............................... 3
Foreign Agency Obligations ............................ 1
Preferred Securities ................................. 1
Non-Agency Mortgage-Backed Securities .................. 1
Common Stocks ................................... 1
Foreign Government Obligations ........................ —
(b)
U.S. Government Sponsored Agency Securities .............. —
(b)
Warrants ........................................ —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... — %
(d)
AA/Aa ......................................... 1
A ............................................ 5
BBB/Baa ....................................... 14
BB/Ba ......................................... 26
B ............................................ 41
CCC/ Caa ....................................... 5
CC/Ca ........................................ —
(d)
C ............................................ —
(d)
D ............................................ —
(d)
NR ........................................... 8
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased and options written.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of September 30, 2021 (continued)
9
Fund Summary
BlackRock Income Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and July
1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio. The
Predecessor Fund’s returns prior to July 2, 2012 are the returns of the Predecessor Fund when it followed different investment objectives and investment strategies under the name BlackRock
Multi-Sector Bond Portfolio.
(c)
Market value-weighted index designed to measure the performance of U.S. leveraged loan market. It mirrors the market-weighted performance of the largest institutional leveraged loans based upon market weightings, spreads and interest payments.
(d)
Bloomberg Global High Yield 100% Hedged USD Index (formerly Bloomberg Barclays Global High Yield 100% Hedged USD Index) is a “hedged” version of the Bloomberg Global High Yield
Index (formerly Bloomberg Barclays Global High Yield Index) which is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High
Yield, the Pan-European High Yield, and Emerging Markets (EM) Hard Currency High Yield Indices. The high yield and emerging markets sub-components are mutually exclusive.
(e)
Bloomberg U.S. CMBS Investment Grade Index (formerly Bloomberg Barclays U.S. CMBS Investment Grade Index) measures the market of conduit and fusion CMBS deals with a minimum current deal size of $300 million. The index is divided into two subcomponents: the U.S. Aggregate-eligible component, which contains bonds that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”), eligible under the underwriter’s exemption, and the non-U.S. Aggregate-eligible component, which consists of bonds that are not ERISA eligible.
(f)
An expansion of the JPMorgan Corporate Emerging Markets Bond Index (CEMBI). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds.
(g)
A customized performance benchmark comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the S&P/LSTA Leveraged Loan Index (25%), the
Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Fund Summary
as of September 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
10
BlackRock Income Fund
Performance Summary for the Period Ended September 30, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .................................. 3.11% 3.01% 6.13% N/A 5.16% N/A 5.25% N/A
Investor A ................................... 2.79 2.76 5.77 3.12% 4.90 4.37% 4.98 4.72%
Investor C ................................... 2.10 2.09 4.97 3.97 4.12 4.12 4.36 4.36
Class K .................................... 3.17 3.17 6.09 N/A 5.20 N/A 5.27 N/A
S&P/LSTA Leveraged Loan Index
................
— — 8.40 N/A 4.58 N/A 4.91 N/A
Bloomberg Global High Yield 100% Hedged USD Index
.
— — 9.87 N/A 5.59 N/A 7.49 N/A
Bloomberg U.S. CMBS Investment Grade Index
......
— — 0.52 N/A 3.30 N/A 4.06 N/A
JPMorgan CEMBI Broad Diversified Index
..........
— — 6.03 N/A 5.21 N/A 6.12 N/A
Customized Reference Benchmark
..............
— — 6.17 N/A 4.72 N/A 5.68 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and July 1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio. The Predecessor Fund’s returns prior to July 2, 2012 are the returns of the Predecessor Fund when it followed different investment objectives and investment strategies under the name BlackRock Multi-Sector Bond Portfolio.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(04/01/21)
Ending
Account
Value
(09/30/21)
Including
Interest
Expense
(b)
Excluding
Interest
Expense
(b)
Beginning
Account
Value
(04/01/21)
Ending
Account
Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account
Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ....... $ 1,000.00 $ 1,005.50 $ 3.12 $ 3.12 $ 1,000.00 $ 1,021.96 $ 3.14 $ 1,021.96 $ 3.14 0.62% 0.62%
Investor A ........ 1,000.00 1,003.30 4.37 4.37 1,000.00 1,020.71 4.41 1,020.71 4.41 0.87 0.87
Investor C ........ 1,000.00 999.50 8.12 8.12 1,000.00 1,016.95 8.19 1,016.95 8.19 1.62 1.62
Class K ......... 1,000.00 1,004.90 2.81 2.81 1,000.00 1,022.26 2.84 1,022.26 2.84 0.56 0.56
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of September 30, 2021
11
Fund Summary
BlackRock U.S. Government Bond Portfolio
Investment Objective
BlackRock U.S. Government Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended September 30, 2021, all of the Fund’s share classes outperformed the benchmark, the Bloomberg U.S. Government/Mortgage Index, with the exception of the Fund’s Investor C Shares, which underperformed the benchmark.
What factors influenced performance?
The largest contributors to the Fund’s performance relative to the benchmark were security selection and relative value strategies within the agency mortgage-backed securities (“MBS”) market. U.S. interest rate strategies including the Fund’s stance with respect to duration (and corresponding interest rate sensitivity) and positioning along the yield curve also contributed positively. An out-of-benchmark allocation to commercial mortgage-backed securities (“CMBS”) proved beneficial as the sector rebounded from the sell-off in credit assets seen in the first quarter of 2020.
The largest detractors from the Fund’s relative performance were strategies with respect to inflation and real interest rates.
Describe recent portfolio activity.
Over the period, the Fund’s maintained a slight overweight to MBS while favoring current production coupons. Out-of-benchmark allocations to sectors such as emerging market interest rates and CMBS were maintained.
The Fund held a small percentage of net assets in derivatives as a means to manage risk to allocations in MBS and securitized assets as well as manage overall portfolio risk exposures. The Fund’s use of derivatives had a positive impact on Fund performance.
The Fund’s cash position was 5.5% at period end. The cash position did not have a material impact on Fund performance over the period.
Describe portfolio positioning at period end.
The Fund held a modestly constructive stance with respect to agency MBS based on the outlook for strong near-term demand supported by the Fed’s ongoing purchases of low-coupon pools. The Fund’s duration at the headline level was slightly underweight on the view that rates are likely to move higher over the medium-term given the combination of stronger-than-expected economic data and record high net U.S. Treasury supply. Within global interest rates and currencies, the Fund maintained small long positions in select European peripheral markets and Asian emerging market sovereign issues.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of September 30, 2021 (continued)
2021
BlackRock Annual Report to Shareholders
12
BlackRock U.S. Government Bond Portfolio
Portfolio Information
TOTAL RETURN BASED ON A $10,000 INVESTMENT
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 48%
U.S. Treasury Obligations ............................. 43
Non-Agency Mortgage-Backed Securities .................. 6
Foreign Government Obligations ........................ 2
Asset-Backed Securities .............................. 1
Foreign Agency Obligations ............................ —
(b)
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AAA/ Aaa
(c)
...................................... 94%
AA/Aa ......................................... 1
A ............................................ 2
BBB/Baa ....................................... 1
NR ........................................... 2
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency
Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Government/Mortgage Index (formerly
Bloomberg Barclays U.S. Government/Mortgage Index) . On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio
(the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization.
(c)
A n index that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.

Fund Summary
as of September 30, 2021 (continued)
13
Fund Summary
BlackRock U.S. Government Bond Portfolio
Performance Summary for the Period Ended September 30, 2021
Expense Example
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .................................. 0.69% 0.47% (1.16)% N/A 2.34% N/A 2.31% N/A
Investor A ................................... 0.42 0.21 (1.49) (5.43)% 2.07 1.24% 2.02 1.61%
Investor C ................................... (0.31) (0.49) (2.23) (3.20) 1.31 1.31 1.38 1.38
Class K .................................... 0.74 0.60 (1.11) N/A 2.38 N/A 2.33 N/A
Class R .................................... 0.19 (0.26) (1.73) N/A 1.83 N/A 1.75 N/A
Bloomberg U.S. Government/Mortgage Index
........
— — (2.07) N/A 2.24 N/A 2.31 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Government/Mortgage Index . On September
17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(04/01/21)
Ending
Account
Value
(09/30/21)
Including
Interest
Expense
(b)
Excluding
Interest
Expense
(b)
Beginning
Account
Value
(04/01/21)
Ending
Account
Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account
Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ...... $ 1,000.00 $ 1,011.30 $ 2.27 $ 2.27 $ 1,000.00 $ 1,022.81 $ 2.28 $ 1,022.81 $ 2.28 0.45% 0.45%
Investor A ....... 1,000.00 1,010.10 3.53 3.53 1,000.00 1,021.56 3.55 1,021.56 3.55 0.70 0.70
Investor C ....... 1,000.00 1,006.30 7.29 7.29 1,000.00 1,017.80 7.33 1,017.80 7.33 1.45 1.45
Class K ........ 1,000.00 1,011.60 2.02 2.02 1,000.00 1,023.06 2.03 1,023.06 2.03 0.40 0.40
Class R ........ 1,000.00 1,008.80 4.78 4.78 1,000.00 1,020.31 4.81 1,020.31 4.81 0.95 0.95
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

The Benefits and Risks of Leveraging
2021
BlackRock Annual Report to Shareholders
14
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
15
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Income Fund's Class K Shares inception date of August 1, 2016 and U.S. Government Bond Portfolio's Class
K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional
Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and
Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all Funds included in this report, except for Income Fund (which is subject to an initial sales charge of 2.50%) and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
On July 6, 2021, the GNMA Portfolio and U.S. Government Bond Portfolio's issued and outstanding Service Shares converted into Investor A Shares with the same relative aggregate NAV.
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares (available only in U.S. Government Bond Portfolio) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2021
BlackRock Annual Report to Shareholders
16
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested on April 1, 2021 and held through September 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock GNMA Portfolio
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2021
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 0.3%
Collateralized Mortgage Obligations — 0.3%
Seasoned Credit Risk Transfer Trust:
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 682 $ 714,166
Series 2018-4, Class MA, 3.50%, 03/25/58 732 767,301
1,481,467
Total Non-Agency Mortgage-Backed Securities — 0.3%
(Cost: $1,435,109) ............................... 1,481,467
U.S. Government Sponsored Agency Securities — 157.2%
Collateralized Mortgage Obligations — 7.5%
Federal Home Loan Mortgage Corp.:
Series 3745, Class ZA, 4.00%, 10/15/40 .. 367 405,729
Series 3780, Class ZA, 4.00%, 12/15/40 .. 1,261 1,414,455
Series 3960, Class PL, 4.00%, 11/15/41 .. 900 1,019,075
Series 4161, Class BW, 2.50%, 02/15/43 .. 500 522,932
Series 4325, Class ZX, 4.50%, 04/15/44 .. 2,651 2,982,246
Series 4384, Class LB, 3.50%, 08/15/43 .. 1,500 1,614,122
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(a)
................. 2,220 180,541
Federal National Mortgage Association:
Series 1996-48, Class Z, 7.00%, 11/25/26 . 78 83,978
Series 2010-134, Class KZ, 4.50%, 12/25/40 136 141,724
Series 2010-141, Class LZ, 4.50%, 12/25/40 182 191,828
Series 2011-8, Class ZA, 4.00%, 02/25/41 . 1,119 1,192,032
Series 2011-131, Class LZ, 4.50%, 12/25/41 139 145,373
Series 2017-76, Class PB, 3.00%, 10/25/57 1,125 1,184,221
Series 2018-21, Class CA, 3.50%, 04/25/45 436 444,645
Federal National Mortgage Association
Variable Rate Notes, Series 2018-32,
Class PS, (LIBOR USD 1 Month + 7.23%),
7.13%, 05/25/48
(a)
................. 1,726 1,920,357
Government National Mortgage Association:
Series 2015-79, Class MY, 3.50%, 05/20/45 3,278 3,635,151
Series 2015-106, Class DY, 3.50%, 07/20/45 2,411 2,698,129
Series 2016-123, Class LM,
3.00%, 09/20/46 ................ 400 428,547
Series 2019-5, Class P, 3.50%, 07/20/48 .. 289 304,608
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2009-31, Class PT, 3.47%, 05/20/39 183 192,290
Series 2014-107, Class WX,
6.79%, 07/20/39 ................ 834 967,918
Series 2015-55, Class A, 5.39%, 03/16/36 . 6,618 7,422,173
Series 2015-103, Class B, 6.91%, 01/20/40 4,104 4,717,018
Series 2015-187, Class C, 5.29%, 03/20/41 7,253 8,494,332
42,303,424
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ................ 1,301 1,374,275
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ................ 1,066 1,123,378
2,497,653
Interest Only Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41 .. 66 4,833
Series 4533, Class JI, 5.00%, 12/15/45 ... 491 96,862
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 4119, Class SC, (LIBOR USD 1
Month + 6.15%), 6.07%, 10/15/42 .... USD 1,270 $ 236,386
Series 4901, Class CS, (LIBOR USD 1
Month + 6.10%), 6.01%, 07/25/49 .... 2,736 485,456
Series 4941, Class SH, (LIBOR USD 1
Month + 5.95%), 5.86%, 12/25/49 .... 2,181 363,886
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43 83 7,539
Series 2014-68, Class YI, 4.50%, 11/25/44 . 102 18,040
Series 2015-74, Class IA, 6.00%, 10/25/45 2,878 623,330
Series 2015-77, 6.00%, 10/25/45 ....... 3,373 735,807
Series 2017-68, Class IE, 4.50%, 09/25/47 2,464 383,381
Series 2020-32, 4.00%, 05/25/50 ....... 1,488 222,623
Series 2020-32, Class PI, 4.00%, 05/25/50 1,480 220,547
Series 2021-23, Class CI, 3.50%, 07/25/46 1,115 177,927
Series 2021-41, 3.50%, 07/25/51 ....... 2,143 326,536
Federal National Mortgage Association Variable
Rate Notes
(a)
:
Series 2015-66, Class AS, (LIBOR USD 1
Month + 6.25%), 6.16%, 09/25/45 .... 4,999 856,372
Series 2016-60, Class SD, (LIBOR USD 1
Month + 6.10%), 6.01%, 09/25/46 .... 711 120,147
Series 2016-78, Class CS, (LIBOR USD 1
Month + 6.10%), 6.01%, 05/25/39 .... 904 154,516
Series 2017-70, Class SA, (LIBOR USD 1
Month + 6.15%), 6.06%, 09/25/47 .... 919 194,491
Series 2019-5, Class SA, (LIBOR USD 1
Month + 6.10%), 6.01%, 03/25/49 .... 3,795 725,741
Series 2019-25, Class SA, (LIBOR USD 1
Month + 6.05%), 5.96%, 06/25/49 .... 3,246 610,146
Series 2019-35, Class SA, (LIBOR USD 1
Month + 6.10%), 6.01%, 07/25/49 .... 1,565 286,076
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47 372 59,436
Series 2017-144, Class DI, 4.50%, 09/20/47 280 45,634
Series 2019-42, Class AI, 4.00%, 01/20/46 7,704 1,146,426
Series 2020-115, Class IM, 3.50%, 08/20/50 1,689 226,746
Series 2020-146, Class DI, 2.50%, 10/20/50 2,006 237,233
Series 2020-151, Class MI, 2.50%, 10/20/50 23,249 2,832,727
Series 2020-162, Class TI, 2.50%, 10/20/50 3,702 470,189
Series 2020-175, Class DI, 2.50%, 11/20/50 747 87,275
Series 2020-185, Class MI, 2.50%, 12/20/50 2,562 318,500
Government National Mortgage Association
Variable Rate Notes, Series 2017-101,
Class SL, (LIBOR USD 1 Month + 6.20%),
6.11%, 07/20/47
(a)
................. 1,655 336,681
12,611,489
Interest Only Commercial Mortgage-Backed Securities — 1.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes:
Series K094, Class X1, 1.02%, 06/25/29 .. 2,286 138,875
Series K105, Class X1, 1.64%, 03/25/53 .. 7,306 809,407
Series K107, Class X1, 1.71%, 01/25/30 .. 1,994 231,958
Series K109, Class X1, 1.70%, 04/25/30 .. 1,455 169,109
Series K110, Class X1, 1.81%, 04/25/30 .. 651 80,461
Series K113, Class X1, 1.49%, 06/25/30 .. 2,600 273,528
Series K115, Class X1, 1.43%, 06/25/30 .. 3,236 326,604
Series K116, Class X1, 1.53%, 07/25/30 .. 1,128 120,217
Series K119, Class X1, 1.03%, 09/25/30 .. 1,795 129,070
Series K120, Class X1, 1.13%, 10/25/30 .. 9,137 730,806
Series K122, Class X1, 0.97%, 11/25/30 .. 2,772 191,208

2021
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
18
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 ........... USD 2,674 $ 468,355
Government National Mortgage Association
Variable Rate Notes:
Series 2016-22, 0.78%, 11/16/55 ....... 12,046 381,259
Series 2016-45, 0.86%, 02/16/58 ....... 5,527 262,867
Series 2016-92, 0.77%, 04/16/58 ....... 1,759 77,361
Series 2016-110, 0.92%, 05/16/58 ...... 2,746 141,635
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 5,981 366,245
Series 2016-151, 1.01%, 06/16/58 ...... 12,043 672,004
Series 2017-53, 0.55%, 11/16/56 ....... 10,047 403,842
Series 2017-61, 0.74%, 05/16/59 ....... 2,210 114,935
Series 2017-64, 0.75%, 11/16/57 ....... 1,613 83,794
6,173,540
Mortgage-Backed Securities — 145.9%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35 ........... 728 776,275
3.50%, 07/01/26 - 09/01/26 ........... 21 22,442
4.00%, 06/01/25 - 05/01/26 ........... 94 99,481
5.00%, 05/01/35 - 12/01/38 ........... 61 69,114
5.65%, 05/01/37 - 12/01/37 ........... 783 877,135
5.75%, 08/01/37 - 04/01/38 ........... 1,326 1,484,638
7.50%, 03/01/27 .................. —
(c)
57
Federal National Mortgage Association:
3.50%, 11/01/46 .................. 1,035 1,120,029
4.45%, 03/01/36 - 06/01/36 ........... 496 518,886
4.94%, 01/01/35 - 05/01/35 ........... 166 171,940
5.00%, 04/01/36 .................. 94 98,084
5.20%, 08/01/34 - 09/01/34 ........... 200 208,326
5.25%, 08/01/37 - 09/01/37 ........... 500 525,253
5.54%, 01/01/35 .................. 68 71,476
5.75%, 04/01/37 .................. 288 306,443
5.80%, 07/01/34 .................. 44 45,400
5.94%, 09/01/34 .................. 69 72,245
6.50%, 09/01/28 - 02/01/31 ........... 1,057 1,167,660
Government National Mortgage Association:
2.00%, 10/15/51
(b)
................. 122,112 123,871,969
2.50%, 11/20/40 - 04/20/51 ........... 30,672 31,925,889
2.50%, 10/15/51
(b)
................. 131,525 135,773,991
3.00%, 05/15/42 - 09/20/51 ........... 109,007 114,723,646
3.00%, 01/20/51
(d)
................. 42,999 44,978,462
3.00%, 10/15/51
(b)
................. 34,057 35,581,135
3.50%, 04/15/41 - 09/20/51 ........... 74,269 80,112,694
3.50%, 10/15/51 - 11/15/51
(b)
.......... 84,727 89,107,128
4.00%, 10/20/41 - 05/20/51 ........... 32,137 34,783,897
4.00%, 10/15/51
(b)
................. 24,727 26,240,060
4.50%, 12/15/34 - 05/20/50 ........... 16,886 18,479,123
5.00%, 09/15/28 - 05/20/50 ........... 12,388 14,243,309
5.00%, 10/15/51
(b)
................. 1,900 2,045,766
5.30%, 02/15/37 - 04/15/37 ........... 181 205,071
5.50%, 03/15/32 - 12/15/34 ........... 5,592 6,442,920
5.64%, 03/15/37 - 06/15/37 ........... 1,432 1,621,405
5.65%, 05/20/37 - 10/20/37 ........... 584 646,424
5.75%, 08/20/37 - 12/20/37 ........... 319 346,791
5.80%, 11/15/36 - 03/15/37 ........... 1,435 1,609,066
6.00%, 03/20/28 - 01/15/39 ........... 7,568 8,704,329
6.50%, 09/20/27 - 10/20/40 ........... 2,628 3,021,093
7.00%, 03/20/24 - 05/20/27 ........... 10 10,296
7.50%, 10/20/25 .................. 1 1,516
8.00%, 01/15/22 - 05/15/30 ........... 22 23,219
8.50%, 01/15/22 - 02/15/25 ........... 11 11,396
9.50%, 09/15/22 .................. —
(c)
38
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities:
2.00%, 10/25/51 - 11/25/51
(b)
.......... USD 17,390 $ 17,420,843
2.50%, 10/25/36 - 10/25/51
(b)
.......... 660 682,145
3.00%, 06/01/38 - 06/01/44 ........... 10,421 11,082,913
3.00%, 10/25/51
(b)
................. 4,000 4,185,469
3.50%, 10/25/36
(b)
................. 1,796 1,916,284
3.50%, 03/01/43 - 08/01/43 ........... 1,201 1,305,733
4.00%, 01/01/45 .................. 2,193 2,424,264
4.00%, 10/25/51
(b)
................. 75 80,354
5.00%, 07/01/34 - 07/01/35 ........... 1,043 1,187,622
5.25%, 07/01/37 - 08/01/37 ........... 367 406,372
5.50%, 12/01/32 - 04/01/35 ........... 109 124,020
6.50%, 08/01/35 .................. 587 673,592
823,635,128
Total U.S. Government Sponsored Agency Securities — 157.2%
(Cost: $880,976,820) .............................. 887,221,234
Total Long-Term Investments — 157.5%
(Cost: $882,411,929) .............................. 888,702,701
Shares
Shares
Short-Term Securities — 19.8%
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(e)(f)
.................. 2,823,535 2,823,535
Total Money Market Funds — 0.5%
(Cost: $2,823,535) ............................... 2,823,535
Par (000)
Pa r (000)
U.S. Treasury Obligations — 19.3%
U.S. Treasury Bills
(g)
:
0.03%, 12/09/21 .................. 464 463,975
0.05%, 12/16/21 .................. 685 684,948
0.05%, 12/23/21 .................. 4,614 4,613,610
0.04%, 12/30/21 .................. 21,220 21,217,878
0.05%, 01/06/22 .................. 1,913 1,912,820
0.05%, 01/13/22 .................. 3,125 3,124,659
0.05%, 01/20/22 .................. 3,305 3,304,618
0.05%, 02/03/22 .................. 1,101 1,100,818
0.05%, 02/10/22 .................. 2,587 2,586,573
0.05%, 02/17/22 .................. 55,362 55,351,847
0.05%, 02/24/22 .................. 1,270 1,269,743
0.05%, 03/03/22 .................. 536 535,900
0.05%, 03/10/22 .................. 301 300,936
0.04%, 03/17/22 .................. 1,092 1,091,759
0.04%, 03/24/22 .................. 11,069 11,066,459
Total U.S. Treasury Obligations — 19.3%
(Cost: $108,627,514) .............................. 108,626,543
Total Short-Term Securities — 19.8%
(Cost: $111,451,049) .............................. 111,450,078
Total Options Purchased — 0.0%
(Cost: $426,322) ................................. 201,119
Total Investments Before Options Written and TBA Sale
Commitments — 177.3%
(Cost: $994,289,300 ) .............................. 1,000,353,898
Total Options Written — (0.3)%
(Premium Received — $1,801,715) .................... (1,495,507)

BlackRock GNMA Portfolio
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (12.8)%
(b)
Mortgage-Backed Securities — (12.8)%
Government National Mortgage Association:
2.00% ,  10/15/51 .................. USD 2,292 $ (2,325,037)
3.00% ,  10/15/51 .................. 160 (167,163)
3.50% ,  10/15/51 .................. 30,415 (31,981,044)
4.50% ,  10/15/51 .................. 9,500 (10,129,384)
Uniform Mortgage-Backed Securities:
2.00% ,  10/25/51 .................. 8,862 (8,885,886)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% ,  10/25/51 - 11/25/51 ........... USD 15,118 $ (15,804,479)
3.50% ,  10/25/51 .................. 364 (385,136)
4.00% ,  10/25/51 .................. 2,242 (2,402,050)
Total TBA Sale Commitments — (12.8)%
(Proceeds: $72,142,992) ........................... (72,080,179)
Total Investments Net of Options Written and TBA Sale
Commitments — 164.2%
(Cost: $920,344,593 ) .............................. 926,778,212
Liabilities in Excess of Other Assets — (64.2)% ............ (362,356,895)
Net Assets — 100.0% ............................... $ 564,421,317
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Represents or includes a TBA transaction.
(c)
Rounds to less than 1,000.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)
Annualized 7-day yield as of period end.
(f)
Affiliate of the Fund.
(g)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,225,583 $ — $ (402,048) $ — $ — $ 2,823,535 2,823,535 $ 817 $ —
— —
(a)
Represents net amount purchased (sold).

2021
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
20
Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
90-day Eurodollar ......................................................... 10 12/13/21 $ 2,496 $ (4,701)
U.S. Treasury 10 Year Note ................................................... 226 12/21/21 29,768 175,368
U.S. Treasury 10 Year Ultra Note ............................................... 25 12/21/21 3,636 45,663
U.S. Treasury Long Bond .................................................... 66 12/21/21 10,527 197,591
U.S. Treasury Ultra Bond .................................................... 12 12/21/21 2,299 55,860
U.S. Treasury 2 Year Note .................................................... 32 12/31/21 7,043 2,972
U.S. Treasury 5 Year Note .................................................... 202 12/31/21 24,805 126,588
90-day Eurodollar ......................................................... 10 03/14/22 2,496 (3,839)
90-day Eurodollar ......................................................... 5 06/13/22 1,247 (1,008)
90-day Eurodollar ......................................................... 5 09/19/22 1,246 806
90-day Eurodollar ......................................................... 5 12/19/22 1,244 555
90-day Eurodollar ......................................................... 5 03/13/23 1,242 1,118
$ 596,973
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 12,000 $ 37,934
10-Year Interest Rate Swap
(a)
2.15% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 12/12/22 2.15 USD 9,500 163,185
$ 201,119
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 12/09/21 1.44 % USD 4,300 $ (28,388)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 2,400 (61,501)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 12,100 (383,105)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 12,100 (505,583)
(978,577)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Bank of America NA 12/09/21 1.44 USD 4,300 (83,828)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 2,400 (30,648)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 12,100 (162,797)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 12,100 (239,657)
(516,930)
$ (1,495,507)
(a)
Forward settling swaption.

BlackRock GNMA Portfolio
Schedules of Investments
21
Schedule of Investments
(continued)
September 30, 2021
i
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 1,048 $ 642 $ — $ 642
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 1,048 (289) — (289)
2.66% Semi-Annual 3 month LIBOR Quarterly 02/06/23 USD 12,000 (440,662) — (440,662)
2.87% Semi-Annual 3 month LIBOR Quarterly 03/23/23 USD 9,600 (377,100) — (377,100)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 179 3,865 — 3,865
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (3,707) — (3,707)
1.03% Semi-Annual 3 month LIBOR Quarterly 06/04/26 USD 9,700 (35,655) — (35,655)
3 month LIBOR Quarterly 0.89% Semi-Annual 06/04/26 USD 9,700 (30,423) — (30,423)
0.56% Quarterly 1 day Fed Funds Quarterly 10/21/30 USD 41 2,435 — 2,435
1 day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (2,428) — (2,428)
$ (883,322) $ — $ (883,322)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.06%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.05
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 6,942 $ (890,264) $ —
Options Written ................................................... N/A N/A 442,247 (136,039) (1,495,507)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 606,521 $ — $ 606,521
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 201,119 — 201,119
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 6,942 — 6,942
$ — $ — $ — $ — $ 814,582 $ — $ 814,582
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 9,548 — 9,548
Options written
(b)
Options written at value ..................... — — — — 1,495,507 — 1,495,507
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 890,264 — 890,264
$ — $ — $ — $ — $ 2,395,319 $ — $ 2,395,319

2021
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
22
Schedule of Investments
(continued)
September 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 1,396,871 $ — $ 1,396,871
Options purchased
(a)
.................... — — — — 911,841 — 911,841
Options written ........................ — — — — 666,863 — 666,863
Swaps .............................. — — — — (924,183) — (924,183)
$ — $ — $ — $ — $ 2,051,392 $ — $ 2,051,392
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 713,217 — 713,217
Options purchased
(b)
.................... — — — — (255,624) — (255,624)
Options written ........................ — — — — 189,388 — 189,388
Swaps .............................. — — — — 865,747 — 865,747
$ — $ — $ — $ — $ 1,512,728 $ — $ 1,512,728
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 25,727,814
Average notional value of contracts — short ................................................................................. 98,247,339
Options:
Average value of option contracts written ................................................................................... 1,270
Average notional value of swaption contracts purchased ......................................................................... 21,775,000
Average notional value of swaption contracts written ........................................................................... 34,800,000
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 29,217,531
Average notional value — receives fixed rate ................................................................................ 6,117,531
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,875 $ 130,105
Options
(a)(b)
........................................................................................ 201,119 1,495,507
Swaps — Centrally cleared ............................................................................. — 2,551
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 202,994 $ 1,628,163
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,875) (132,656)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 201,119 $ 1,495,507
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.

BlackRock GNMA Portfolio
Schedules of Investments
23
Schedule of Investments
(continued)
September 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Barclays Bank plc ................................ $ 163,185 $ (163,185) $ — $ — $ —
Deutsche Bank AG ............................... 37,934 (37,934) — — —
$ 201,119 $ (201,119) $ — $ — $ —
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)
Bank of America NA .............................. $ 112,216 $ — $ — $ — $ 112,216
Barclays Bank plc ................................ 545,902 (163,185) — (382,717) —
Deutsche Bank AG ............................... 837,389 (37,934) — (799,455) —
$ 1,495,507 $ (201,119) $ — $ (1,182,172) $ 112,216
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock GNMA Portfolio
24
Schedule of Investments
(continued)
September 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 888,702,701 $ — $ 888,702,701
Short-Term Securities:
Money Market Funds ...................................... 2,823,535 — — 2,823,535
U.S. Treasury Obligations ................................... — 108,626,543 — 108,626,543
Options Purchased:
Interest rate contracts ...................................... — 201,119 — 201,119
Liabilities:
Investments:
TBA Sale Commitments .................................... — (72,080,179) — (72,080,179)
$ 2,823,535 $ 925,450,184 $ — $ 928,273,719
Derivative Financial Instruments
(a)
Assets:
Interest rate contracts ....................................... $ 606,521 $ 6,942 $ — $ 613,463
Liabilities:
Interest rate contracts ....................................... (9,548) (2,385,771) — (2,395,319)
$ 596,973 $ (2,378,829) $ — $ (1,781,856)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Income Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 7.9%
AGL CLO 11 Ltd.
(a)(b)(c)
:
Series 2021-11A, Class C, (LIBOR USD 3
Month + 2.05%), 2.21%, 04/15/34 ... USD 1,000 $ 992,468
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.15%), 3.31%, 04/15/34 ... 1,000 999,984
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 1.85%), 1.98%,
07/20/34
(a)(b)(c)
................... 1,000 996,164
AIG CLO LLC
(a)(b)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/34 ... 3,000 3,003,169
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.13%, 04/15/34 ... 3,000 2,999,967
AIG CLO Ltd.
(a)(b)
:
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32
(c)
.. 1,000 1,000,000
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32
(c)
.. 2,000 2,003,977
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.36%), 1.49%, 10/25/32
(c)
.. 3,000 3,004,544
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.14%, 07/20/34 ... 500 497,501
AIMCO CLO, Series 2015-AA, Class DR2,
(LIBOR USD 3 Month + 3.05%), 0.00%,
10/17/34
(a)(b)(c)
................... 1,000 1,000,000
Ajax Mortgage Loan Trust
(b)
:
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
1,844 1,844,741
Series 2019-E, Class A, 3.00%, 09/25/59
(d)
1,675 1,681,506
Series 2019-E, Class B, 4.88%, 09/25/59
(d)
280 275,789
Series 2019-E, Class C, 0.00%, 09/25/59 609 522,263
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(a)(e)
.................... EUR 1,400 1,611,163
Alinea CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 3.10%), 3.23%,
07/20/31
(a)(b)(c)
................... USD 1,000 1,000,106
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.28%,
10/21/28
(a)(b)(c)
................... 1,000 995,003
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.98%, 10/15/29
(a)(b)
(c)
........................... 3,000 3,000,274
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (LIBOR USD 3 Month +
2.25%), 2.45%, 04/15/34
(a)(b)(c)
........ 1,000 988,921
Anchorage Capital CLO 4-R Ltd.
(a)(b)(c)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.98%, 01/28/31 ... 1,000 997,607
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.73%, 01/28/31 ... 1,000 986,999
Anchorage Capital CLO Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 3.20%),
3.33%, 10/13/30
(a)(b)(c)
.............. 1,000 1,000,109
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(a)(e)
......... EUR 140 161,871
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(e)
............... 100 114,172
Apidos CLO XV, Series 2013-15A, Class CRR,
(LIBOR USD 3 Month + 1.85%), 1.98%,
04/20/31
(a)(b)(c)
................... USD 500 498,699
Apidos CLO XX
(a)(b)(c)
:
Series 2015-20A, Class BRR, (LIBOR USD
3 Month + 1.95%), 2.08%, 07/16/31 .. 1,000 1,000,073
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.08%, 07/16/31 ... USD 1,500 $ 1,500,096
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.08%,
04/20/31
(a)(b)(c)
................... 500 498,507
Apidos CLO XXIX, Series 2018-29A, Class
B, (LIBOR USD 3 Month + 1.90%), 2.03%,
07/25/30
(a)(b)(c)
................... 1,000 1,000,032
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.53%,
01/20/33
(a)(b)(c)
................... 500 500,882
Ares XLIX CLO Ltd., Series 2018-49A, Class
D, (LIBOR USD 3 Month + 3.00%), 3.14%,
07/22/30
(a)(b)(c)
................... 1,000 1,000,052
Ares XXXVII CLO Ltd.
(a)(b)(c)
:
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/15/30 ... 250 249,338
Series 2015-4A, Class CR, (LIBOR USD 3
Month + 2.65%), 2.78%, 10/15/30 ... 1,000 997,513
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.14%, 01/23/31
(a)(b)(c)
.. 500 500,031
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(e)
.................... EUR 1,100 1,260,031
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(e)
.................... 260 291,180
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 3.15%), 3.28%,
11/20/30
(a)(b)(c)
................... USD 1,000 999,483
Battalion CLO 17 Ltd.
(a)(b)
:
Series 2021-17A, Class C, (LIBOR USD 3
Month + 2.10%), 2.23%, 03/09/34 ... 1,000 999,225
Series 2021-17A, Class D, (LIBOR USD 3
Month + 3.25%), 3.38%, 03/09/34 ... 1,000 999,988
Battalion CLO X Ltd.
(a)(b)(c)
:
Series 2016-10A, Class BR2, (LIBOR USD
3 Month + 2.05%), 2.18%, 01/25/35 .. 2,000 1,996,979
Series 2016-10A, Class CR2, (LIBOR USD
3 Month + 3.45%), 3.58%, 01/25/35 .. 1,000 997,493
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.08%,
04/20/32
(a)(b)(c)
................... 1,000 1,000,248
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(e)
.................... EUR 1,100 1,258,631
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (LIBOR USD
1 Month + 0.30%), 0.39%, 06/25/47
(a)
... USD 3,300 3,182,007
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(e)
.................... EUR 1,400 1,606,918
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 2.32%,
06/15/31
(a)(b)(c)
................... USD 2,000 1,998,697
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(e)(f)
.............. EUR 100 113,997
BlueMountain Fuji CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(e)
............... 1,400 1,613,228
Buttermilk Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 3.10%),
3.23%, 10/15/31
(a)(b)(c)
.............. USD 2,000 2,000,161

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
26
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Canyon CLO Ltd.
(a)(b)(c)
:
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.20%, 07/15/34 ... USD 1,000 $ 1,000,047
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.30%, 07/15/34 ... 1,000 999,984
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(e)
.................... EUR 100 114,708
CarVal CLO IV Ltd., Series 2021-1A, Class
D, (LIBOR USD 3 Month + 3.25%), 3.39%,
07/20/34
(a)(b)(c)
................... USD 4,200 4,199,714
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(e)
............... EUR 100 113,933
CIFC Funding Ltd.
(a)(b)(c)
:
Series 2013-2A, Class A3LR, (LIBOR USD 3
Month + 1.95%), 2.08%, 10/18/30 ... USD 500 498,782
Series 2013-4A, Class CRR, (LIBOR USD 3
Month + 1.90%), 2.03%, 04/27/31 ... 1,000 1,000,050
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 2.93%, 04/27/31 ... 1,000 999,999
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.33%, 10/17/30 ... 1,000 1,000,043
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.08%, 10/21/31 ... 1,000 1,000,237
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 2.93%, 10/21/31 ... 1,000 1,000,571
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.63%, 04/23/29 ... 1,000 1,000,221
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 1.98%, 11/16/30 ... 1,500 1,496,196
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32 ... 1,500 1,500,017
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32 ... 1,250 1,249,986
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(e)
.................... EUR 809 921,079
Cook Park CLO Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 1.75%), 1.88%,
04/17/30
(a)(b)(c)
................... USD 1,250 1,246,730
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(e)
............... EUR 475 540,339
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.78%, 04/15/29
(a)(b)(c)
.............. USD 1,300 1,300,420
Dryden 40 Senior Loan Fund, Series 2015-40A,
Class DR, (LIBOR USD 3 Month + 3.10%),
3.22%, 08/15/31
(a)(b)(c)
.............. 1,000 1,000,247
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
2.38%, 07/15/30
(a)(b)(c)
.............. 2,000 2,003,261
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.88%,
01/16/32
(a)(b)(c)
................... 1,000 1,000,438
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 3.12%,
05/15/32
(a)(b)(c)
................... 1,000 1,000,610
Dryden 76 CLO Ltd., Series 2019-76A, Class
D1, (LIBOR USD 3 Month + 3.85%), 3.98%,
10/20/32
(a)(b)(c)
................... 750 750,405
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.98%, 04/15/29
(a)(b)(c)
........ 1,000 998,797
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.03%,
01/20/30
(a)(b)(c)
................... USD 763 $ 763,201
Elmwood CLO IV Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.15%), 3.28%,
04/15/33
(a)(b)(c)
................... 1,000 1,000,000
Elmwood CLO IX Ltd., Series 2021-2A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.08%,
07/20/34
(a)(b)(c)
................... 1,250 1,251,054
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.22%,
10/20/34
(a)(b)(c)
................... 1,715 1,721,860
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 2.02%,
05/15/30
(a)(b)
.................... 400 400,168
Flatiron CLO 19 Ltd.
(a)(b)(c)
:
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.82%, 11/16/32 ... 1,000 1,004,458
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.02%, 11/16/32 ... 1,500 1,501,958
Flatiron CLO 21 Ltd.
(a)(b)(c)
:
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.00%, 07/19/34 ... 2,000 1,990,050
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.05%, 07/19/34 ... 2,450 2,430,904
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.08%,
07/15/31
(a)(b)(c)
................... 500 496,574
Galaxy XXII CLO Ltd., Series 2016-22A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/16/34
(a)(b)(c)
.............. 1,000 1,003,208
Generate CLO 9 Ltd., Series 9A, Class D,
(LIBOR USD 3 Month + 3.35%), 0.00%,
10/20/34
(a)(b)(c)
................... 1,000 1,000,000
Gilbert Park CLO Ltd., Series 2017-1A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.08%,
10/15/30
(a)(b)(c)
................... 1,000 1,000,014
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class C, (LIBOR USD 3
Month + 1.90%), 2.03%, 04/20/30
(a)(b)(c)
.. 1,000 998,888
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/24/31
(a)(b)(c)
.. 1,000 996,927
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)(c)
:
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.85%), 3.98%, 10/20/32 ... 1,000 1,000,000
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 0.00%, 10/20/32 ... 1,000 1,000,000
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-10A, Class D, (LIBOR USD 3
Month + 3.05%), 3.17%, 07/20/34
(a)(b)
... 1,000 1,002,648
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class C, (LIBOR USD 3 Month +
2.05%), 2.18%, 07/20/34
(a)(b)(c)
........ 1,000 999,820
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.87%, 12/15/34 ............... GBP 100 113,204
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.15%, 03/15/36
(e)
.............. 100 112,575
Greywolf CLO III Ltd., Series 2020-3RA, Class
CR, (LIBOR USD 3 Month + 3.35%), 3.49%,
04/15/33
(a)(b)(c)
................... USD 2,000 2,000,983
Greywolf CLO V Ltd.
(a)(b)(c)
:
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.13%, 01/27/31 ... 500 499,713

BlackRock Income Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-1A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.13%, 01/27/31 ... USD 1,700 $ 1,689,802
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.23%, 07/28/31
(a)(b)(c)
.............. 1,000 1,000,035
Gulf Stream Meridian 1 Ltd.
(a)(b)(c)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.50%, 04/15/33 ... 3,000 3,002,933
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/15/33 ... 2,000 2,002,708
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.30%,
04/20/34
(a)(b)(c)
................... 1,750 1,749,768
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
3.03%, 01/20/31
(a)(b)(c)
.............. 1,000 999,990
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(e)
.................... EUR 330 375,484
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(e)(f)
................... 100 111,346
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(e)
.................... 847 967,339
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(e)
.................... 100 115,799
Kayne CLO 5 Ltd., Series 2019-5A, Class D,
(LIBOR USD 3 Month + 3.80%), 3.93%,
07/24/32
(a)(b)(c)
................... USD 500 500,318
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 2,079 2,083,941
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.73%,
01/15/33
(a)(b)(c)
................... 1,000 1,002,132
Madison Park Funding X Ltd., Series 2012-10A,
Class CR3, (LIBOR USD 3 Month + 2.10%),
2.23%, 01/20/29
(a)(b)(c)
.............. 1,250 1,250,090
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(e)
.................... EUR 100 113,366
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (LIBOR USD 1
Month + 0.14%), 0.23%, 05/25/37
(a)
.... USD 2,879 2,643,411
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (LIBOR USD 3 Month +
2.00%), 2.14%, 04/22/29
(a)(b)(c)
........ 1,000 1,000,124
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (LIBOR USD 3 Month +
2.95%), 3.09%, 07/15/34
(a)(b)(c)
........ 1,150 1,153,440
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.43%, 04/20/34
(a)(b)(c)
........ 1,500 1,507,455
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 2.33%, 10/17/30
(a)(b)(c)
....... 1,000 1,000,095
Neuberger Berman CLO XXIII Ltd.
(a)(b)(c)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/17/27 ... 1,500 1,500,105
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.03%, 10/17/27 ... 2,000 1,999,982
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class CR, (LIBOR USD 3
Month + 1.95%), 2.08%, 04/20/31
(a)(b)(c)
.. 1,000 1,000,332
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 1.93%, 07/20/31
(a)(b)(c)
.. USD 1,000 $ 997,138
Neuberger Berman Loan Advisers CLO 40
Ltd.
(a)(b)(c)
:
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.88%, 04/16/33 ... 1,000 993,819
Series 2021-40A, Class D, (LIBOR USD 3
Month + 2.75%), 2.88%, 04/16/33 ... 1,000 999,991
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(e)
... EUR 100 110,766
Neuberger Berman Loan Advisers Euro CLO
DAC, Series 2021-2X, Class E, (EURIBOR
3 Month + 6.06%), 6.06%, 04/15/34
(a)(e)
.. 1,223 1,403,346
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(e)
......... 410 463,970
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(e)
......... 1,100 1,249,551
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(e)
............... 300 341,592
OCP CLO Ltd.
(a)(b)(c)
:
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.03%, 04/26/31 ... USD 1,000 980,585
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 1.97%, 04/10/33 ... 2,750 2,738,178
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/32 ... 2,500 2,499,865
OCP Euro CLO DAC
(a)(e)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... EUR 148 165,896
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 100 111,917
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 ... 673 765,334
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.38%, 10/24/30
(a)(b)(c)
....... USD 1,000 1,000,063
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.23%, 01/24/33
(a)(b)(c)
........ 2,000 2,000,693
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 1.88%, 07/25/30
(a)(b)(c)
........ 1,000 999,000
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 0.00%, 10/15/33
(a)(b)(c)
........ 1,250 1,250,000
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.33%, 04/21/34
(a)(b)(c)
.............. 1,000 1,004,050
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class D, (LIBOR USD 3 Month + 3.75%),
3.89%, 10/22/32
(a)(b)(c)
.............. 1,000 1,000,529
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
3.28%, 07/20/34
(a)(b)(c)
.............. 1,250 1,253,119
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.08%, 01/20/32
(a)(b)(c)
.............. 500 500,010
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR, (LIBOR USD 3 Month + 1.90%),
2.04%, 07/23/30
(a)(b)
............... 1,500 1,495,961

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
28
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
.... USD 992 $ 989,647
Palmer Square CLO Ltd.
(a)(b)(c)
:
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 1.98%, 10/17/31 ... 2,000 2,000,126
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 2.98%, 05/21/34 ... 1,000 999,986
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.88%, 07/20/30 ... 1,750 1,748,253
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 07/16/31 ... 1,000 1,000,163
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.77%, 11/14/32 ... 1,000 1,001,284
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.87%, 11/14/32 ... 1,000 1,001,084
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.01%, 07/15/34 ... 1,000 999,987
Palmer Square Loan Funding Ltd., Series
2019-3A, Class A2, (LIBOR USD 3 Month +
1.60%), 1.73%, 08/20/27
(a)(b)(c)
........ 1,500 1,500,480
Park Avenue Institutional Advisers CLO Ltd.,
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 3.97%, 05/15/32
(a)(b)(c)
.. 1,500 1,500,645
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (LIBOR USD 3 Month + 2.15%),
2.24%, 10/25/34
(a)(b)(c)(f)
............. 1,000 1,000,000
Pikes Peak CLO 7
(a)(b)(c)
:
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 02/25/34 ... 1,000 1,000,730
Series 2021-7A, Class D, (LIBOR USD 3
Month + 3.40%), 3.53%, 02/25/34 ... 1,000 1,002,066
PPM CLO Ltd., Series 2018-1A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.28%,
07/15/31
(a)(b)(c)
................... 1,000 1,000,015
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 3,041,952
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(e)
.................... EUR 1,100 1,266,254
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(e)
.................... 100 110,790
Regata XII Funding Ltd.
(a)(b)(c)
:
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.75%), 3.88%, 10/15/32 ... USD 1,000 1,000,372
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 0.00%, 10/15/32 ... 1,000 1,000,000
Regatta VII Funding Ltd.
(a)(b)(c)
:
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.17%, 06/20/34 ... 1,350 1,351,146
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.17%, 06/20/34 ... 1,500 1,503,790
Regatta XVI Funding Ltd.
(a)(b)(c)
:
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 2.83%, 01/15/33 ... 1,000 1,002,113
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.03%, 01/15/33 ... 1,000 1,004,946
Riserva CLO Ltd.
(a)(b)(c)
:
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 1.93%, 01/18/34 ... 1,500 1,488,690
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.38%, 01/18/34 ... 1,000 996,219
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(e)
.................... EUR 716 821,906
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 2.10%), 2.23%, 04/20/34 ... USD 1,000 $ 996,147
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 2.98%, 10/15/29 ... 500 500,001
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 1.32%, 10/20/30 ... 1,500 1,500,001
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/20/31 ... 500 500,023
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/20/31 ... 2,000 2,000,212
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 08/20/32 ... 1,500 1,499,082
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.00%), 2.08%, 07/20/34 ... 1,000 996,111
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.21%, 07/20/34 ... 1,000 996,125
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.36%, 07/20/34 ... 1,000 1,000,009
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 5.96%, 04/20/34
(a)(e)
......... EUR 100 112,991
RR 3 Ltd., Series 2018-3A, Class BR2, (LIBOR
USD 3 Month + 1.80%), 1.93%, 01/15/30
(a)(b)
(c)
........................... USD 1,250 1,250,000
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.03%, 04/20/29
(a)(b)
............... 2,500 2,499,325
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
D, (LIBOR USD 3 Month + 3.05%), 3.18%,
10/26/29
(a)(b)(c)
................... 2,300 2,288,692
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
C, (LIBOR USD 3 Month + 2.00%), 2.13%,
04/20/33
(a)(b)(c)
................... 1,250 1,245,523
Sixth Street CLO XIX Ltd.
(a)(b)(c)
:
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/34 ... 1,000 999,958
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.13%, 07/20/34 ... 3,500 3,501,753
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.40%,
07/15/34
(a)(b)(c)
................... 3,500 3,486,215
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (LIBOR USD 3 Month + 2.30%),
2.44%, 04/25/34
(a)(b)(c)
.............. 1,000 996,191
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(e)
............... EUR 200 226,670
Southwick Park CLO LLC, Series 2019-4A,
Class C, (LIBOR USD 3 Month + 2.50%),
2.63%, 07/20/32
(a)(b)(c)
.............. USD 1,000 1,000,299
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.88%, 01/16/32
(a)(b)(c)
.............. 1,750 1,767,489
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.11%,
04/20/34
(a)(b)(c)
................... 1,000 999,226
TCW CLO Ltd.
(a)(b)(c)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 07/29/29 ... 1,000 1,000,000
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.28%, 07/29/29 ... 2,000 2,000,000
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 3.40%), 3.53%, 04/25/31 ... 1,000 1,000,799
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.21%, 04/20/34 ... 1,500 1,498,826

BlackRock Income Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.56%, 04/20/34 ... USD 1,250 $ 1,241,256
Series 2021-1A, Class D2, (LIBOR USD 3
Month + 3.88%), 4.01%, 03/18/34 ... 2,000 2,011,393
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.22%, 07/25/34 ... 2,500 2,490,139
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.37%, 07/25/34 ... 5,000 4,999,665
TICP CLO IX Ltd., Series 2017-9A, Class D,
(LIBOR USD 3 Month + 2.90%), 3.03%,
01/20/31
(a)(b)(c)
................... 1,000 999,990
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.28%,
07/17/31
(a)(b)(c)
................... 1,050 1,050,297
TICP CLO VI Ltd., Series 2016-6A, Class DR2,
(LIBOR USD 3 Month + 2.90%), 3.03%,
01/15/34
(a)(b)(c)
................... 1,100 1,099,991
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.23%,
10/20/30
(a)(b)(c)
................... 1,000 1,000,109
TICP CLO XI Ltd.
(a)(b)(c)
:
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/20/31 ... 600 600,009
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.18%, 10/20/31 ... 1,050 1,050,083
TICP CLO XV Ltd.
(a)(b)(c)
:
Series 2020-15A, Class A, (LIBOR USD 3
Month + 1.28%), 1.41%, 04/20/33 ... 3,500 3,503,508
Series 2020-15A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 04/20/33 ... 1,000 1,000,347
Trestles CLO III Ltd., Series 2020-3A, Class
B1, (LIBOR USD 3 Month + 1.85%), 1.98%,
01/20/33
(a)(b)(c)
................... 1,000 1,000,667
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(e)
.................... EUR 781 894,833
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 1.80%), 1.93%,
07/20/30
(a)(b)(c)
................... USD 500 499,900
York CLO 1 Ltd., Series 2014-1A, Class DRR,
(LIBOR USD 3 Month + 3.01%), 3.15%,
10/22/29
(a)(b)(c)
................... 1,750 1,750,104
Total Asset-Backed Securities — 7.9%
(Cost: $256,737,046) ............................. 257,448,779
Shares
Shares
Common Stocks — 0.5%
Banks — 0.2%
ABN AMRO Bank NV, CVA
(b)(e)(g)
......... 24,271 350,167
Banco Bilbao Vizcaya Argentaria SA ...... 51,810 341,978
Banco Santander SA ................ 132,262 479,101
Barclays plc ...................... 346,626 880,770
ING Groep NV ..................... 41,278 600,121
Lloyds Banking Group plc ............. 273,228 170,063
Nordea Bank Abp .................. 39,122 504,137
Societe Generale SA ................ 29,842 934,498
UniCredit SpA ..................... 71,164 941,762
5,202,597
Building Products — 0.0%
AZEK Co., Inc. (The)
(g)
............... 234 8,548
Security
Shares
Shares Value
Capital Markets — 0.1%
Credit Suisse Group AG (Registered) ..... 106,219 $ 1,049,047
UBS Group AG (Registered) ........... 46,160 736,788
1,785,835
Chemicals — 0.0%
Diversey Holdings Ltd.
(g)
.............. 30,649 491,610
Element Solutions, Inc. ............... 14,739 319,541
811,151
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(f)(g)
.............. 1,227 160
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(g)
......... 5,307 72,122
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(g)
.......... 48,333 24,167
Diversified Telecommunication Services — 0.0%
Liberty Global plc, Class A
(c)(g)
.......... 8,722 259,916
Electric Utilities — 0.0%
Electricite de France SA .............. 34,513 433,696
Electrical Equipment — 0.0%
(g)
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$276,327)
(h)
.................... 28,101 279,886
Sensata Technologies Holding plc ........ 4,388 240,111
519,997
Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc. ...... 16,349 757,285
VICI Properties, Inc. ................. 43,814 1,244,756
2,002,041
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 5,207 171,102
Life Sciences Tools & Services — 0.0%
(g)
Avantor , Inc. ...................... 12,800 523,520
Syneos Health, Inc. ................. 5,030 440,024
963,544
Machinery — 0.0%
Ameriforge Group, Inc.
(g)
.............. 283 425
Marine — 0.0%
Projector SA
(c)(f)(g)
................... 1,227 —
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(g)
.... 57,518 155,874
Telenet Group Holding NV ............. 22,898 874,288
1,030,162
Metals & Mining — 0.0%
Constellium SE, Class A
(g)
............. 28,109 527,887
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.
(g)
........... 1,004 41,164
Chesapeake Energy Corp. ............ 17,992 1,108,127
Devon Energy Corp. ................. 4,853 172,330
Diamondback Energy, Inc. ............. 4,043 382,751
DT Midstream, Inc. .................. 5,012 231,755
Energy Transfer LP ................. 36,284 347,601
Enterprise Products Partners LP ......... 7,681 166,217
EQT Corp.
(g)
...................... 28,858 590,434
Extraction Oil & Gas, Inc.
(g)
............ 602 33,983
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $122,710)
(g)(h)
................ 3,504 197,801
Plains All American Pipeline LP ......... 51,971 528,545

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co. .................... 6,337 $ 167,170
3,967,878
Professional Services — 0.0%
NMG, Inc.
(g)
....................... 1,905 246,063
Road & Rail — 0.0%
Uber Technologies, Inc.
(g)
............. 2,700 120,960
Software — 0.0%
Avaya Holdings Corp.
(g)
............... 12 237
Total Common Stocks — 0.5%
(Cost: $16,953,821) .............................. 18,148,488
Par (000)
Par (000)
Corporate Bonds — 44.2%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)(c)
:
7.50%, 12/01/24 ................. USD 263 273,520
7.50%, 03/15/25 ................. 1,024 1,045,729
7.13%, 06/15/26 ................. 1,061 1,114,050
7.88%, 04/15/27 ................. 42 43,542
6.00%, 02/15/28 ................. 385 389,331
7.45%, 05/01/34 ................. 182 212,713
BWX Technologies, Inc.
(b)
:
4.13%, 06/30/28 ................. 82 84,153
4.13%, 04/15/29 ................. 523 535,421
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)(c)
349 359,470
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 266 275,642
Raytheon Technologies Corp., 4.63%, 11/16/48 120 152,242
Rolls-Royce plc:
0.88%, 05/09/24
(e)
................ EUR 100 115,068
4.63%, 02/16/26
(e)
................ 351 450,296
5.75%, 10/15/27
(e)
................ GBP 1,100 1,645,501
5.75%, 10/15/27
(b)(c)
............... USD 1,198 1,323,790
Safran SA, 0.00%, 04/01/28
(e)(i)(j)
........ EUR 233 491,207
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. USD 233 246,398
TransDigm , Inc.:
8.00%, 12/15/25
(b)
................ 2,107 2,246,589
6.25%, 03/15/26
(b)
................ 4,407 4,594,298
6.38%, 06/15/26 ................. 265 273,390
7.50%, 03/15/27 ................. 100 104,750
4.63%, 01/15/29 ................. 240 239,581
4.88%, 05/01/29 ................. 670 671,246
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 1,056 1,161,600
18,049,527
Airlines — 0.9%
Air Canada, 3.88%, 08/15/26
(b)(c)
........ 632 637,720
Air France-KLM, 3.88%, 07/01/26
(e)
...... EUR 700 804,893
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................ USD 1,088 1,346,400
5.50%, 04/20/26 ................. 471 494,939
5.75%, 04/20/29 ................. 1,475 1,589,084
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)(c)(k)
.. 2,520 2,717,723
Delta Air Lines, Inc.
(b)
:
7.00%, 05/01/25 ................. 227 264,739
4.75%, 10/20/28 ................. 838 934,370
Deutsche Lufthansa AG
(e)
:
2.00%, 07/14/24 ................. EUR 1,600 1,887,288
2.88%, 02/11/25 ................. 800 955,583
3.75%, 02/11/28 ................. 1,400 1,702,872
Security
Par (000)
Par (000) Value
Airlines (continued)
3.50%, 07/14/29 ................. EUR 1,900 $ 2,272,525
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 336 351,540
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(e)( i )
............... EUR 300 341,097
2.75%, 03/25/25
(e)
................ 1,000 1,168,490
1.50%, 07/04/27
(e)
................ 300 319,930
1.13%, 05/18/28 ................. 1,500 1,711,306
3.75%, 03/25/29
(e)
................ 700 820,585
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 739 803,603
Singapore Airlines Ltd., 1.63%, 12/03/25 ... SGD 1,000 822,654
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
USD 49 54,440
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 817 865,652
Series 2020-1, Class A, 5.88%, 10/15/27 4,879 5,459,269
United Airlines, Inc.
(b)
:
4.38%, 04/15/26 ................. 693 711,191
4.63%, 04/15/29 ................. 993 1,026,216
30,064,109
Auto Components — 0.8%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 190 205,200
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 228 248,075
3.75%, 01/30/31 ................. 908 883,030
Clarios Global LP:
6.75%, 05/15/25
(b)
................ 591 623,505
4.38%, 05/15/26
(e)
................ EUR 1,000 1,197,461
6.25%, 05/15/26
(b)
................ USD 764 802,696
8.50%, 05/15/27
(b)
................ 4,044 4,301,805
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(e)
.................... EUR 800 945,214
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 387 405,157
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 140 140,000
Faurecia SE
(e)
:
3.75%, 06/15/28 ................. EUR 327 393,932
2.38%, 06/15/29 ................. 462 540,509
Goodyear Europe BV, 2.75%, 08/15/28
(e)
.. 617 720,567
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. USD 241 264,498
5.00%, 07/15/29
(b)
................ 125 132,656
5.25%, 07/15/31
(b)
................ 753 801,945
5.63%, 04/30/33 ................. 304 331,360
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(e)
. EUR 1,563 1,715,450
Icahn Enterprises LP:
4.75%, 09/15/24 ................. USD 93 96,720
5.25%, 05/15/27 ................. 649 673,337
4.38%, 02/01/29 ................. 724 723,095
IHO Verwaltungs GmbH
(e)(l)
:
3.63%, (3.63% Cash or 4.38% PIK),
05/15/25 .................... EUR 500 588,534
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 900 1,069,831
Leather 2 SpA, (EURIBOR 3 Month + 4.50%),
4.50%, 09/30/28
(a)
............... 570 661,580
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. USD 60 61,200
Schaeffler AG, 3.38%, 10/12/28
(e)
....... EUR 200 259,182
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... USD 101 112,741
ZF Europe Finance BV
(e)
:
2.00%, 02/23/26 ................. EUR 500 584,227
2.50%, 10/23/27 ................. 700 828,221
3.00%, 10/23/29 ................. 1,000 1,204,325
ZF Finance GmbH
(e)
:
2.00%, 05/06/27 ................. 800 931,313

BlackRock Income Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
3.75%, 09/21/28 ................. EUR 2,300 $ 2,903,984
25,351,350
Automobiles — 0.6%
Ferrari NV, 1.50%, 05/27/25
(e)
......... 400 481,531
Ford Motor Co.:
4.35%, 12/08/26 ................. USD 30 31,950
4.75%, 01/15/43 ................. 379 397,241
5.29%, 12/08/46 ................. 75 83,531
Jaguar Land Rover Automotive plc:
7.75%, 10/15/25
(b)(c)
............... 200 215,890
6.88%, 11/15/26
(e)
................ EUR 600 773,412
4.50%, 07/15/28
(e)
................ 1,105 1,261,745
Mclaren Finance plc, 7.50%, 08/01/26
(b)(c)
.. USD 475 480,819
Nissan Motor Co. Ltd.:
3.20%, 09/17/28
(e)
................ EUR 500 650,282
4.81%, 09/17/30
(b)(c)
............... USD 4,175 4,695,628
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(e)
......... EUR 2,600 3,052,790
Renault SA, 1.25%, 06/24/25
(e)
......... 200 229,287
Stellantis NV
(e)
:
3.88%, 01/05/26 ................. 600 793,553
4.50%, 07/07/28 ................. 400 573,073
1.25%, 06/20/33 ................. 350 398,388
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. USD 2,300 2,314,375
Volvo Car AB, 2.50%, 10/07/27
(e)
....... EUR 1,617 2,039,267
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 162 174,150
18,646,912
Banks — 4.2%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(e)(m)
......... EUR 300 372,699
ABQ Finance Ltd., 2.00%, 07/06/26
(c)(e)
.... USD 1,600 1,588,000
Ahli United Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.01%), 3.88%
(a)(c)(e)(m)
........... 1,025 1,016,031
AIB Group plc
(a)(m)
:
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(e)
..................... EUR 400 494,036
(EUR Swap Annual 5 Year + 6.63%), 6.25% 2,340 3,019,541
Axis Bank Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.32%),
4.10%
(a)(c)(e)(m)
.................. USD 1,600 1,584,000
Banco BPM SpA
(a)(e)
:
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... EUR 588 742,791
(EUR Swap Annual 5 Year + 3.17%),
2.87%, 06/29/31 ............... 1,175 1,363,454
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.45%), 3.25%, 09/30/31
(a)(c)(e)
....... USD 679 665,335
Banco de Credito e Inversiones SA, 3.50%,
10/12/27
(c)(e)
................... 1,205 1,286,940
Banco de Sabadell SA
(e)
:
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(a)(m)
.................... EUR 400 494,036
5.63%, 05/06/26 ................. 300 408,799
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30
(a)
.............. 1,200 1,383,070
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31
(a)
.............. 2,000 2,353,211
Banco General SA, 4.13%, 08/07/27
(c)(e)
... USD 1,179 1,265,951
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa
(c)(e)
:
4.13%, 06/06/24 ................. 653 695,445
4.38%, 04/11/27 ................. 170 181,560
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(c)(e)
.............. USD 1,248 $ 1,272,648
Banco Nacional de Comercio Exterior SNC,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%), 2.72%,
08/11/31
(a)(b)(c)
.................. 810 810,000
Banco Santander SA
(a)(e)(m)
:
(EUR Swap Annual 5 Year + 6.80%), 6.75% EUR 300 357,131
(EUR Swap Annual 5 Year + 4.53%), 4.38% 2,200 2,660,575
Bangkok Bank PCL
(a)(c)(e)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(m)
..................... USD 2,147 2,232,612
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ............... 682 693,406
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
3.47%, 09/23/36 ............... 3,000 2,971,800
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(c)(e)
...... 1,280 1,304,400
Bank of America Corp.:
Series L, 4.18%, 11/25/27
(k)
......... 2,000 2,229,507
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 850 904,441
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(c)(e)(m)
.. 1,372 1,420,363
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 1.40%), 2.30%, 07/08/31
(a)
(c)(e)
........................ 2,400 2,364,696
Bank of Cyprus PCL, (EUR Swap Annual 5
Year + 2.79%), 2.50%, 06/24/27
(a)(e)
.... EUR 1,575 1,794,828
Bank of East Asia Ltd. (The)
(a)(c)(e)(m)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ...................... USD 2,177 2,250,474
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ...................... 2,577 2,692,965
Bank of Ireland Group plc
(a)
:
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(e)(m)
.................... EUR 300 385,394
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.50%),
4.12%, 09/19/27
(c)
.............. USD 1,000 1,021,000
Barclays plc
(a)(m)
:
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13% ... GBP 2,265 3,417,913
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(c)
..................... USD 400 442,752
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(c)
..................... 2,899 2,896,971
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37% ... GBP 500 742,361
BBVA Bancomer SA, 4.38%, 04/10/24
(c)(e)
.. USD 650 703,747
BNP Paribas SA
(a)(c)(m)
:
(LIBOR USD 6 Month + 0.08%), 0.23% . 420 399,000
(USD Swap Semi 5 Year + 5.15%), 7.38%
(e)
500 580,000

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Burgan Bank SAK
(a)(c)(e)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.01%),
5.75%
(m)
..................... USD 256 $ 260,848
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%),
2.71%, 12/15/31 ............... 1,175 1,078,062
CaixaBank SA
(a)(e)(m)
:
(EUR Swap Annual 5 Year + 6.22%), 6.37% EUR 600 750,494
(EUR Swap Annual 5 Year + 6.50%), 6.75% 600 778,411
(EUR Swap Annual 5 Year + 4.50%), 5.25% 800 989,020
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(c)(e)(m)
........... USD 250 257,859
Citigroup, Inc., 4.30%, 11/20/26 ........ 500 561,565
Commercial Bank PSQC (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.50%
(a)(c)(e)(m)
........ 1,330 1,339,975
Commerzbank AG
(e)
:
(EUR Swap Annual 5 Year + 6.36%),
6.12%
(a)(m)
.................... EUR 3,600 4,571,428
4.00%, 03/23/26 ................. 150 195,176
(EUR Swap Annual 5 Year + 6.74%),
6.50%
(a)(m)
.................... 200 271,344
Credit Suisse Group Guernsey VII Ltd., Series
BR, 3.00%, 11/12/21
(b)(e)(i)
........... CHF 39 44,777
DBS Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.92%), 3.30%
(a)(c)(e)(m)
........... USD 995 1,019,875
Dukhan Tier 1 Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.08%), 3.95%
(a)(c)(e)(m)
........... 650 646,750
Emirates NBD Bank PJSC
(a)(c)(m)
:
(USD Swap Semi 6 Year + 3.16%), 4.25%
(e)
640 651,392
(USD Swap Semi 6 Year + 3.66%), 6.13% 257 271,058
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(c)(e)(m)
............. 1,800 1,791,000
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.42%
(a)(c)(m)
........ 1,650 1,559,910
HSBC Holdings plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.65%), 4.60%
(a)(c)(m)
.............. 200 199,940
ING Groep NV, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.86%),
3.88%
(a)(c)(m)
................... 13,585 13,176,091
Intesa Sanpaolo SpA :
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(e)(m)
.................. EUR 2,100 2,678,596
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(e)(m)
.................. 904 1,276,445
(EUR Swap Annual 5 Year + 4.75%),
4.38%, 07/12/29
(a)(e)
............. 1,000 1,264,103
5.15%, 06/10/30
(e)
................ GBP 2,125 3,212,876
4.95%, 06/01/42
(b)(c)
............... USD 7,215 7,477,269
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(m)
.................... EUR 275 372,301
JPMorgan Chase & Co.:
3.63%, 12/01/27 ................. USD 300 327,689
Series W, (LIBOR USD 3 Month + 1.00%),
1.12%, 05/15/47
(a)
.............. 1,000 889,820
Kasikornbank PCL
(a)(c)(e)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(m)
..................... 1,725 1,805,105
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.00%
(m)
..................... USD 1,600 $ 1,590,400
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 534 537,938
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(c)(e)(m)
........... 3,095 3,087,262
Mizrahi Tefahot Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.25%), 3.08%, 04/07/31
(a)(b)(c)(e)
...... 1,297 1,314,834
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(c)(e)(m)
........ 681 687,597
NatWest Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.99%),
5.13%
(a)(m)
.................... GBP 400 578,035
Nordea Bank Abp, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.60%), 3.75%
(a)(b)(c)(m)
............. USD 2,220 2,183,925
QNB Finance Ltd., 2.75%, 02/12/27
(c)(e)
.... 1,231 1,284,318
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(c)(e)(m)
........ 2,068 2,187,298
Santander UK Group Holdings plc, (GBP Swap
5 Year + 5.79%), 6.75%
(a)(e)(m)
........ GBP 385 569,327
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(c)(e)(m)
.. USD 1,750 1,736,875
Shizuoka Bank Ltd. (The), (LIBOR USD 3
Month - 0.50%), 0.00%, 01/25/23
(a)(c)(e)(i)
.. 100 98,250
Societe Generale SA
(a)(c)(m)
:
(USD Swap Semi 5 Year + 4.98%), 7.88%
(e)
500 550,995
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)
..................... 361 386,497
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.66%), 6.00%
(a)(c)(e)(m)
........... 400 438,764
SVB Financial Group, Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.00%
(a)(m)
.......... 4,346 4,454,650
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(c)(e)(m)
........... 478 482,571
UniCredit SpA
(a)
:
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(e)(m)
.................... EUR 2,196 2,995,250
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(e)
.............. 600 755,167
(EUR Swap Annual 5 Year + 2.40%),
2.00%, 09/23/29
(e)
.............. 1,400 1,651,425
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32
(e)
.............. 400 481,132
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(e)(m)
.................... 3,200 3,622,859
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(m)
..................... 200 245,860
Wells Fargo & Co., 5.38%, 11/02/43 ..... USD 500 663,322
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(c)(e)(m)
.................. 718 746,182
138,513,795

BlackRock Income Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Beverages — 0.2%
(c)
Anheuser-Busch InBev Worldwide, Inc.:
4.60%, 04/15/48 ................. USD 750 $ 895,368
4.44%, 10/06/48
(k)
................ 2,225 2,603,033
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 1,172 1,204,450
Coca-Cola Icecek A/S, 4.22%, 09/19/24
(e)
.. 250 261,453
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
1,826 1,918,213
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 517,910
7,400,427
Biotechnology — 0.2%
AbbVie, Inc.:
2.80%, 03/15/23 ................. 1,012 1,041,169
4.88%, 11/14/48 ................. 500 641,401
Cidron Aida Finco SARL:
5.00%, 04/01/28 ................. EUR 1,500 1,750,327
6.25%, 04/01/28 ................. GBP 796 1,083,846
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
USD 89 86,553
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(e)
EUR 827 968,732
Grifols SA
(e)
:
1.63%, 02/15/25 ................. 200 231,675
3.20%, 05/01/25 ................. 1,000 1,161,213
HCRX Investments Holdco LP, 4.50%,
08/01/29
(b)
.................... USD 144 144,720
7,109,636
Building Products — 0.3%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 206 215,064
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 142,078
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
101 107,060
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 679 721,760
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 530 531,325
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 403 431,210
Griffon Corp., 5.75%, 03/01/28 ......... 197 206,850
HT Troplast GmbH, 9.25%, 07/15/25 ..... EUR 292 370,628
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 200 210,000
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 150 158,250
4.63%, 12/15/25 ................. 72 73,104
4.88%, 12/15/27 ................. 23 23,967
Masonite International Corp.
(b)
:
5.38%, 02/01/28 ................. 53 55,809
3.50%, 02/15/30 ................. 235 233,238
National Central Cooling Co. PJSC, 2.50%,
10/21/27
(c)(e)
................... 674 676,527
New Enterprise Stone & Lime Co., Inc.
(b)
:
6.25%, 03/15/26 ................. 70 72,380
5.25%, 07/15/28 ................. 101 102,136
9.75%, 07/15/28 ................. 144 156,600
PCF GmbH
(e)
:
4.75%, 04/15/26 ................. EUR 753 900,585
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
................... 526 614,471
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
USD 887 939,111
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ................. 124 127,875
4.38%, 07/15/30 ................. 657 670,140
3.38%, 01/15/31 ................. 191 181,775
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 206 216,300
Victors Merger Corp., 6.38%, 05/15/29
(b)
... 145 138,838
8,277,081
Security
Par (000)
Par (000) Value
Capital Markets — 1.0%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
USD 105 $ 108,150
Cerah Capital Ltd., 0.00%, 08/08/24
(c)(e)(i)(j)
.. 1,300 1,293,918
Cindai Capital Ltd., 0.00%, 02/08/23
(c)(e)(i)(j)
.. 900 922,109
Coinbase Global, Inc.
(b)
:
3.38%, 10/01/28 ................. 386 370,880
3.63%, 10/01/31 ................. 374 355,534
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 203 212,389
Credit Suisse AG, 1.13%, 12/15/25
(e)
..... GBP 2,300 3,062,830
Credit Suisse Group AG
(a)(c)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(m)
......................... USD 400 428,000
(USD Swap Semi 5 Year + 3.46%), 6.25%
(e)
(m)
......................... 1,577 1,699,041
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(m)
......................... 400 430,955
(SOFR + 1.56%), 2.59%, 09/11/25
(b)(k)
... 1,500 1,554,969
(USD Swap Rate 5 Year + 4.33%), 7.25%
(e)
(m)
......................... 1,600 1,773,520
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(m)
.................... 350 384,125
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(m)
.................... 845 884,081
(SOFR + 1.73%), 3.09%, 05/14/32
(b)
... 2,610 2,668,793
(USD Swap Semi 5 Year + 4.60%), 7.50%
(m)
600 655,500
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 256,873
Dua Capital Ltd., 2.78%, 05/11/31
(c)(e)
..... 1,655 1,636,762
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(c)(e)
................... 2,300 2,162,000
Huarong Finance 2019 Co. Ltd.
(c)(e)
:
(LIBOR USD 3 Month + 1.13%), 1.25%,
02/24/23
(a)
................... 200 183,500
2.50%, 02/24/23 ................. 214 202,765
3.75%, 05/29/24 ................. 200 189,500
4.50%, 05/29/29 ................. 500 457,750
3.63%, 09/30/30 ................. 530 451,825
Huarong Finance Co. Ltd., 3.88%, 11/13/29
(c)(e)
1,000 877,500
Intermediate Capital Group plc, 1.63%,
02/17/27
(e)
.................... EUR 600 717,320
JAB Holdings BV, 3.38%, 04/17/35
(e)
..... 100 140,291
Korea Investment & Securities Co. Ltd., 2.13%,
07/19/26
(c)(e)
................... USD 1,450 1,450,783
MDGH GMTN RSC Ltd., 3.40%, 06/07/51
(c)(e)
1,525 1,586,000
MSCI, Inc.
(b)
:
3.63%, 09/01/30 ................. 144 148,860
3.88%, 02/15/31 ................. 111 116,411
3.63%, 11/01/31 ................. 113 117,585
3.25%, 08/15/33 ................. 620 627,105
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 235 248,088
Pingan Real Estate Capital Ltd.
(c)(e)
:
2.75%, 07/29/24 ................. 605 593,075
3.45%, 07/29/26 ................. 800 774,624
SBI Holdings, Inc., 0.00%, 09/13/23
(j)
..... JPY 110,000 1,029,381
SURA Asset Management SA
(c)(e)
:
4.88%, 04/17/24 ................. USD 400 430,575
4.88%, 04/17/24 ................. 1,318 1,418,745
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(c)(m)
........................ 325 328,315

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG, (USD Swap Semi 5 Year +
4.87%), 7.00%
(a)(c)(e)(m)
............. USD 325 $ 369,688
33,320,115
Chemicals — 0.9%
Ashland LLC, 3.38%, 09/01/31
(b)
........ 385 388,369
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 196 204,330
3.38%, 02/15/29 ................. 528 513,480
Bluestar Finance Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 3
Year + 5.63%), 3.10%
(a)(c)(e)(m)
........ 720 725,400
Braskem Netherlands Finance BV, 5.88%,
01/31/50
(c)(e)
................... 529 599,754
CeramTec BondCo GmbH, 5.25%, 12/15/25 EUR 1,000 1,181,980
Chemours Co. (The):
4.00%, 05/15/26 ................. 1,000 1,179,854
5.75%, 11/15/28
(b)
................ USD 210 219,912
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 336 341,040
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 1,868 1,886,680
Equate Petrochemical BV, 2.63%, 04/28/28
(b)(c)
1,323 1,327,961
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 280 290,500
GC Treasury Center Co. Ltd., 2.98%,
03/18/31
(c)(e)
................... 675 682,509
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 416 425,360
HB Fuller Co., 4.25%, 10/15/28 ........ 162 164,835
Herens Midco SARL:
4.75%, 05/15/28
(b)(c)
............... 402 404,010
5.25%, 05/15/29
(e)
................ EUR 2,375 2,668,549
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 652 718,830
INEOS Finance plc, 2.13%, 11/15/25
(e)
.... EUR 1,000 1,152,243
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 144 143,640
Kraton Polymers LLC, 5.25%, 05/15/26 ... EUR 645 767,682
Kronos International, Inc., 3.75%, 09/15/25
(e)
200 235,145
LG Chem Ltd., 2.38%, 07/07/31
(c)(e)
...... USD 1,280 1,260,352
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 142 142,000
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
196 203,350
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(e)
EUR 500 626,957
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(e)
1,396 1,657,477
Nobian Finance BV, 3.63%, 07/15/26
(e)
.... 1,020 1,170,078
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)(c)
USD 21 21,945
OCI NV, 5.25%, 11/01/24
(b)(c)
.......... 200 205,720
Olympus Water US Holding Corp.
(e)
:
3.88%, 10/01/28 ................. EUR 491 568,864
5.38%, 10/01/29 ................. 572 655,155
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(c)(e)
................... USD 1,147 1,346,506
Pearl Holding III Ltd., 9.50%, 12/11/22
(c)(e)(g)(n)
1,000 364,604
SCIH Salt Holdings, Inc.
(b)
:
4.88%, 05/01/28 ................. 400 402,000
6.63%, 05/01/29 ................. 171 164,160
Scotts Miracle- Gro Co. (The)
(b)
:
4.00%, 04/01/31 ................. 249 248,532
4.38%, 02/01/32 ................. 29 29,235
Sociedad Quimica y Minera de Chile SA,
4.25%, 05/07/29
(c)(e)
.............. 824 925,352
SPCM SA, 3.13%, 03/15/27
(b)(c)
........ 200 200,240
UPL Corp. Ltd.
(c)(e)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
5.25%
(a)(m)
.................... 700 713,790
4.50%, 03/08/28 ................. 898 955,416
4.63%, 06/16/30 ................. 202 214,284
Valvoline, Inc., 3.63%, 06/15/31
(b)
....... 2 1,975
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
1,313 1,352,403
Security
Par (000)
Par (000) Value
Chemicals (continued)
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)(c)
................... USD 200 $ 206,000
29,858,458
Commercial Services & Supplies — 1.0%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
221 222,934
Allied Universal Holdco LLC:
6.63%, 07/15/26
(b)
................ 2,117 2,238,262
9.75%, 07/15/27
(b)
................ 1,498 1,629,787
3.63%, 06/01/28 ................. EUR 1,431 1,626,569
4.63%, 06/01/28
(b)
................ USD 1,887 1,882,248
4.88%, 06/01/28 ................. GBP 414 548,870
6.00%, 06/01/29
(b)
................ USD 1,345 1,327,232
APX Group, Inc.
(b)
:
6.75%, 02/15/27 ................. 935 993,297
5.75%, 07/15/29 ................. 294 290,193
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 ................. 435 445,201
6.38%, 05/01/25 ................. 245 257,556
5.00%, 02/01/28 ................. 607 623,692
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 56 58,520
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 215 223,063
5.13%, 07/15/29 ................. 192 210,240
Covanta Holding Corp., 5.00%, 09/01/30 .. 151 152,510
Garda World Security Corp.
(b)(c)
:
4.63%, 02/15/27 ................. 355 355,000
9.50%, 11/01/27 ................. 250 270,588
GFL Environmental, Inc.
(b)(c)
:
4.25%, 06/01/25 ................. 86 88,688
3.75%, 08/01/25 ................. 778 800,368
4.00%, 08/01/28 ................. 765 759,262
3.50%, 09/01/28 ................. 730 734,562
4.75%, 06/15/29 ................. 324 332,910
4.38%, 08/15/29 ................. 451 455,510
GLP China Holdings Ltd., 2.95%, 03/29/26
(c)(e)
1,670 1,674,676
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 259 270,655
Intrum AB
(e)
:
3.13%, 07/15/24 ................. EUR 500 582,100
4.88%, 08/15/25 ................. 607 736,137
3.50%, 07/15/26 ................. 1,751 2,071,371
ISS Global A/S, 1.50%, 08/31/27
(e)
...... 100 120,597
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 248 254,200
Madison IAQ LLC
(b)
:
4.13%, 06/30/28 ................. 107 107,000
5.88%, 06/30/29 ................. 572 576,290
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 255 264,563
5.88%, 10/01/30 ................. 628 661,202
4.75%, 07/15/31 ................. 61 59,338
Paprec Holding SA, 3.50%, 07/01/28 ..... EUR 855 1,002,662
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. USD 214 228,242
5.75%, 04/15/26 ................. 156 168,755
6.25%, 01/15/28 ................. 566 585,119
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 97 97,593
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................ EUR 1,231 1,467,804
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(e)
............... 1,500 1,725,362
Verde Bidco SpA, 4.63%, 10/01/26
(e)
..... 396 466,998
Verisure Holding AB
(e)
:
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 500 590,035
3.88%, 07/15/26 ................. 500 593,654

BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Verisure Midholding AB, 5.25%, 02/15/29
(e)
. EUR 633 $ 752,212
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
.................... USD 105 109,644
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 805 813,050
32,506,321
Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 1,384 1,455,234
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 254 257,175
CommScope , Inc.
(b)
:
6.00%, 03/01/26 ................. 299 310,461
8.25%, 03/01/27 ................. 48 50,243
7.13%, 07/01/28 ................. 645 658,203
4.75%, 09/01/29 ................. 676 675,155
Nokia OYJ:
2.00%, 03/15/24
(e)
................ EUR 200 240,520
4.38%, 06/12/27
(c)
................ USD 611 670,572
6.63%, 05/15/39
(c)
................ 79 107,835
ViaSat , Inc.
(b)
:
5.63%, 04/15/27 ................. 429 447,232
6.50%, 07/15/28 ................. 858 903,663
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 370 370,814
Xiaomi Best Time International Ltd.
(c)(e)
:
0.00%, 12/17/27
( i )(j)
............... 300 304,050
2.88%, 07/14/31 ................. 1,130 1,119,265
4.10%, 07/14/51 ................. 705 704,692
8,275,114
Construction & Engineering — 0.3%
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 523 529,537
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
.................... 716 718,685
Delhi International Airport Ltd., 6.13%,
10/31/26
(c)(e)
................... 250 251,375
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 97,410
GMR Hyderabad International Airport Ltd.
(c)(e)
:
5.38%, 04/10/24 ................. 836 854,706
4.25%, 10/27/27 ................. 700 668,631
Heathrow Finance plc, 4.62%, 09/01/29
(d)(e)
. GBP 2,643 3,618,300
Heathrow Funding Ltd., 1.88%, 03/14/34
(e)
. EUR 100 120,786
Interchile SA, 4.50%, 06/30/56
(b)(c)
....... USD 590 614,485
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 218 227,537
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(c)(e)
................... 1,495 1,436,575
9,138,027
Construction Materials — 0.1%
Inversiones CMPC SA
(c)
:
4.75%, 09/15/24
(e)
................ 600 652,950
3.85%, 01/13/30
(e)
................ 593 624,874
3.00%, 04/06/31
(b)
................ 525 519,828
1,797,652
Consumer Finance — 0.6%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 576,931
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(m)
............. 550 560,368
Cembra Money Bank AG, 0.00%, 07/09/26
(e)(i)(j)
CHF 400 421,186
Encore Capital Group, Inc.:
4.88%, 10/15/25
(e)
................ EUR 546 662,644
5.38%, 02/15/26 ................. GBP 2,300 3,249,726
4.25%, 06/01/28 ................. 1,529 2,056,466
Ford Motor Credit Co. LLC:
4.69%, 06/09/25 ................. USD 200 214,000
5.13%, 06/16/25 ................. 470 510,538
4.13%, 08/04/25 ................. 379 400,792
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
3.38%, 11/13/25 ................. USD 200 $ 205,500
4.39%, 01/08/26 ................. 700 746,375
2.70%, 08/10/26 ................. 323 323,646
2.90%, 02/16/28 ................. 684 683,145
4.00%, 11/13/30 ................. 200 208,000
General Motors Financial Co., Inc., 4.20%,
11/06/21 ..................... 475 476,676
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(c)(l)
..... 335 328,086
Manappuram Finance Ltd., 5.90%, 01/13/23
(c)(e)
1,203 1,234,804
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)(e)
.. 850 863,175
Navient Corp.:
7.25%, 09/25/23 ................. 70 76,336
6.13%, 03/25/24 ................. 97 103,863
5.88%, 10/25/24 ................. 13 13,878
6.75%, 06/15/26 ................. 50 55,181
5.00%, 03/15/27 ................. 26 26,780
New Lion Bridge Co. Ltd., 6.50%, 03/31/22
(c)(e)
800 768,075
OneMain Finance Corp.:
7.13%, 03/15/26 ................. 303 351,101
3.50%, 01/15/27 ................. 536 536,241
6.63%, 01/15/28 ................. 302 347,300
5.38%, 11/15/29 ................. 40 43,354
Shriram Transport Finance Co. Ltd.
(c)(e)
:
5.95%, 10/24/22 ................. 681 691,981
5.10%, 07/16/23 ................. 1,368 1,390,487
18,126,635
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)(c)
.... 1,885 2,002,530
Ardagh Metal Packaging Finance USA LLC:
2.00%, 09/01/28
(e)
................ EUR 786 917,291
3.00%, 09/01/29
(e)
................ 1,000 1,159,921
4.00%, 09/01/29
(b)
................ USD 1,319 1,333,839
Ardagh Packaging Finance plc
(b)
:
4.13%, 08/15/26 ................. 656 680,928
5.25%, 08/15/27 ................. 1,437 1,462,873
Ball Corp.:
1.50%, 03/15/27 ................. EUR 200 236,806
3.13%, 09/15/31 ................. USD 529 522,429
Berry Global, Inc., 1.00%, 01/15/25
(e)
..... EUR 200 236,011
CANPACK SA, 3.13%, 11/01/25
(b)(c)
...... USD 211 214,627
Crown Americas LLC, 4.75%, 02/01/26 ... 75 77,295
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 77 95,095
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. 23 24,897
3.50%, 03/15/28 ................. 8 8,120
3.50%, 03/01/29 ................. 113 112,435
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)(c)
................... 128 130,126
Kleopatra Finco SARL, 4.25%, 03/01/26
(e)
.. EUR 593 671,941
LABL, Inc., 10.50%, 07/15/27
(b)
........ USD 343 369,583
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 852 859,455
OI European Group BV
(e)
:
3.13%, 11/15/24 ................. EUR 300 359,014
2.88%, 02/15/25 ................. 1,200 1,408,502
Sealed Air Corp.:
4.50%, 09/15/23
(e)
................ 100 123,934
4.00%, 12/01/27
(b)
................ USD 69 73,478
Silgan Holdings, Inc.:
4.13%, 02/01/28 ................. 26 26,715
2.25%, 06/01/28 ................. EUR 1,000 1,165,590
Smurfit Kappa Treasury ULC, 1.50%,
09/15/27
(e)
.................... 1,000 1,228,152
Titan Holdings II BV, 5.13%, 07/15/29
(e)
... 598 703,045

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trivium Packaging Finance BV
(b)(c)(d)
:
5.50%, 08/15/26 ................. USD 853 $ 893,356
8.50%, 08/15/27 ................. 2,279 2,447,076
19,545,064
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 54 53,849
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 104 103,480
Wolverine Escrow LLC, 9.00%, 11/15/26 ... 76 70,205
227,534
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 50,126
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 204 198,390
Rekeep SpA, 7.25%, 02/01/26
(e)
........ EUR 1,807 2,256,445
Service Corp. International, 4.00%, 05/15/31 USD 913 943,814
Sotheby's
(b)
:
7.38%, 10/15/27 ................. 978 1,034,235
5.88%, 06/01/29 ................. 400 411,500
4,894,510
Diversified Financial Services — 0.8%
Arrow Global Finance plc, 5.13%, 09/15/24 . GBP 1,100 1,482,140
China Cinda 2020 I Management Ltd.:
3.00%, 01/20/31
(c)(e)
............... USD 271 265,546
doValue SpA, 3.38%, 07/31/26 ......... EUR 1,150 1,352,084
Garfunkelux Holdco 3 SA
(e)
:
6.75%, 11/01/25 ................. 2,158 2,609,452
7.75%, 11/01/25 ................. GBP 1,989 2,799,452
GE Capital Funding LLC, 4.40%, 05/15/30 . USD 5,000 5,793,598
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35
(k)
............ 3,766 4,519,397
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 357 361,909
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 357 356,018
ProGroup AG, 3.00%, 03/31/26
(e)
....... EUR 1,400 1,639,934
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 ................. USD 614 709,655
7.38%, 09/01/25 ................. 293 312,279
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 474 494,738
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 2,513 2,648,074
25,344,276
Diversified Telecommunication Services — 2.3%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................ EUR 200 246,497
8.00%, 05/15/27
(e)
................ 300 369,745
10.50%, 05/15/27
(b)(c)
.............. USD 1,606 1,756,322
6.00%, 02/15/28
(b)(c)
............... 342 328,482
Altice France SA:
2.50%, 01/15/25 ................. EUR 600 682,152
7.38%, 05/01/26
(b)(c)
............... USD 251 260,438
5.88%, 02/01/27 ................. EUR 350 423,812
8.13%, 02/01/27
(b)(c)
............... USD 1,203 1,294,428
5.50%, 01/15/28
(b)(c)
............... 296 300,951
4.13%, 01/15/29
(e)
................ EUR 1,654 1,894,357
5.13%, 01/15/29
(b)(c)
............... USD 200 196,000
5.13%, 07/15/29
(b)(c)
............... 2,398 2,351,179
4.25%, 10/15/29
(e)
................ EUR 1,173 1,341,760
5.50%, 10/15/29
(b)(c)
............... USD 1,225 1,212,606
Arqiva Broadcast Finance plc, 6.75%, 09/30/23 GBP 800 1,099,621
AT&T, Inc.:
2.45%, 03/15/35 ................. EUR 100 130,459
3.65%, 09/15/59 ................. USD 165 164,492
CCO Holdings LLC:
5.13%, 05/01/27
(b)
................ 69 71,850
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00%, 02/01/28
(b)
................ USD 14 $ 14,615
5.38%, 06/01/29
(b)
................ 258 278,640
4.75%, 03/01/30
(b)
................ 517 540,511
4.50%, 08/15/30
(b)
................ 651 671,650
4.25%, 02/01/31
(b)
................ 688 699,937
4.50%, 05/01/32 ................. 1,206 1,242,180
4.50%, 06/01/33
(b)
................ 159 161,817
4.25%, 01/15/34
(b)
................ 1,374 1,361,118
Cellnex Telecom SA
(e)
:
1.00%, 04/20/27 ................. EUR 100 114,448
0.75%, 11/20/31
( i )
................ 9,400 10,698,720
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. USD 278 282,929
8.00%, 10/15/25 ................. 82 85,460
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 980 1,064,525
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 ................. 435 462,187
5.00%, 05/01/28 ................. 684 718,200
6.75%, 05/01/29 ................. 1,381 1,455,229
Global Switch Finance BV, 1.38%, 10/07/30
(e)
EUR 200 235,261
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(c)(d)
.................. USD 574 589,067
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ................. 535 539,136
3.75%, 07/15/29 ................. 496 479,374
Lorca Telecom Bondco SA:
4.00%, 09/18/27
(e)
................ EUR 1,113 1,295,832
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... USD 388 425,345
Series Y, 7.50%, 04/01/24 .......... 47 52,052
5.13%, 12/15/26
(b)
................ 1,102 1,143,325
4.00%, 02/15/27
(b)
................ 331 338,216
4.50%, 01/15/29
(b)
................ 1,147 1,111,420
5.38%, 06/15/29
(b)
................ 500 510,180
Series P, 7.60%, 09/15/39 .......... 21 23,520
Series U, 7.65%, 03/15/42 .......... 433 484,960
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(c)(e)(m)
.................. 1,729 1,839,548
Ooredoo International Finance Ltd.
(c)(e)
:
3.75%, 06/22/26 ................. 1,139 1,257,741
2.63%, 04/08/31 ................. 1,150 1,173,000
Sable International Finance Ltd., 5.75%,
09/07/27
(b)(c)
................... 200 210,000
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 1,765 2,259,200
8.75%, 03/15/32 ................. 1,048 1,565,565
Switch Ltd.
(b)
:
3.75%, 09/15/28 ................. 409 415,135
4.13%, 06/15/29 ................. 635 651,669
Telecom Italia Capital SA
(c)
:
6.38%, 11/15/33 ................. 691 804,117
7.20%, 07/18/36 ................. 85 104,125
7.72%, 06/04/38 ................. 396 506,880
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 900 1,520,506
Telecom Italia SpA :
4.00%, 04/11/24
(e)
................ 500 618,508
5.30%, 05/30/24
(b)(c)
............... USD 389 419,089
2.75%, 04/15/25
(e)
................ EUR 500 607,439
2.38%, 10/12/27
(e)
................ 800 959,021
1.63%, 01/18/29
(e)
................ 1,025 1,162,079
5.25%, 03/17/55 ................. 1,300 1,825,849
Telesat Canada, 4.88%, 06/01/27
(b)(c)
..... USD 140 128,800

BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
3.88%, 02/08/29 ................. USD 325 $ 364,514
4.50%, 08/10/33 ................. 500 595,354
5.01%, 04/15/49 ................. 29 37,990
2.99%, 10/30/56 ................. 624 576,180
3.70%, 03/22/61 ................. 5,768 6,090,591
Virgin Media Finance plc:
3.75%, 07/15/30 ................. EUR 1,142 1,339,371
Virgin Media Secured Finance plc:
5.50%, 05/15/29
(b)(c)
............... USD 800 843,200
4.25%, 01/15/30 ................. GBP 1,400 1,905,224
4.50%, 08/15/30
(b)(c)
............... USD 300 304,875
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 2,248 2,237,277
6.13%, 03/01/28 ................. 1,971 1,998,160
75,526,012
Electric Utilities — 0.6%
ACEN Finance Ltd., 4.00%
(c)(m)
......... 1,440 1,400,400
Adani Electricity Mumbai Ltd.
(c)(e)
:
3.95%, 02/12/30 ................. 800 799,900
3.87%, 07/22/31 ................. 380 375,508
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)(c)
.............. 644 663,964
China Huadian Overseas Development 2018
Ltd., (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.07%), 3.38%
(a)(c)
(e)(m)
........................ 1,030 1,071,200
Clean Renewable Power Mauritius Pte. Ltd.,
4.25%, 03/25/27
(c)(e)
.............. 965 974,831
Duke Energy Corp., 3.95%, 08/15/47 ..... 750 827,118
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
......... 214 234,796
2.65%, 03/01/30 ................. 199 198,005
Series B, 2.25%, 09/01/30 .......... 39 37,635
Series C, 5.35%, 07/15/47
(d)
......... 293 357,277
Series C, 3.40%, 03/01/50 .......... 759 729,672
FirstEnergy Transmission LLC
(b)
:
5.45%, 07/15/44 ................. 810 1,032,382
4.55%, 04/01/49 ................. 270 316,006
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(c)(e)(g)
(n)
......................... 275 105,875
India Green Power Holdings, 4.00%, 02/22/27
(c)
(e)
......................... 1,640 1,639,795
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(c)(e)
. 426 498,687
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)(e)
................... 1,358 1,351,903
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 2 2,110
NRG Energy, Inc.
(b)
:
3.63%, 02/15/31 ................. 269 264,225
3.88%, 02/15/32 ................. 585 578,419
Oncor Electric Delivery Co. LLC, 3.10%,
09/15/49 ..................... 165 172,264
Pacific Gas & Electric Co., 4.20%, 06/01/41 . 4,040 3,968,067
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 313 326,303
PG&E Corp., 5.25%, 07/01/30 ......... 139 142,301
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)(c)
................... 1,191 1,329,677
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)(e)
.............. 709 812,350
Texas Competitive Electric Holdings Co. LLC,
5.10%, 12/31/49
(f)(g)(n)
............. 815 —
Virginia Electric & Power Co., Series B, 3.80%,
09/15/47 ..................... 500 564,218
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
USD 216 $ 217,324
20,992,212
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 06/01/31
(b)
......... 157 161,710
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(e)
.................... EUR 979 1,125,247
Orano SA, 2.75%, 03/08/28
(e)
......... 1,000 1,222,064
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. USD 123 136,135
5.00%, 10/01/25 ................. 42 46,253
4.00%, 04/15/29 ................. 815 829,629
3,521,038
Electronic Equipment, Instruments & Components — 0.1%
AAC Technologies Holdings, Inc., 3.75%,
06/02/31
(c)(e)
................... 735 746,573
Belden, Inc.:
4.13%, 10/15/26 ................. EUR 310 366,518
3.88%, 03/15/28
(e)
................ 300 361,127
3.38%, 07/15/31
(e)
................ 548 658,560
CDW LLC, 3.25%, 02/15/29 .......... USD 349 357,725
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
846 910,262
Zhen Ding Technology Holding Ltd., 0.00%,
06/30/25
(c)(e)(i)(j)
................. 400 399,400
3,800,165
Energy Equipment & Services — 0.4%
Anton Oilfield Services Group, 7.50%,
12/02/22
(c)(e)
................... 3,350 3,325,503
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 284 298,200
6.25%, 04/01/28 ................. 1,087 1,124,203
CGG SA, 7.75%, 04/01/27
(e)
.......... EUR 870 1,023,788
ChampionX Corp., 6.38%, 05/01/26 ...... USD 66 68,640
Hilong Holding Ltd., 9.75%, 11/18/24
(c)(e)
... 4,600 4,048,000
Tervita Corp., 11.00%, 12/01/25
(b)(c)
...... 175 198,014
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 104 107,120
USA Compression Partners LP:
6.88%, 04/01/26 ................. 854 889,186
6.88%, 09/01/27 ................. 591 625,633
Vallourec SA, 8.50%, 06/30/26 ......... EUR 1,100 1,304,271
13,012,558
Entertainment — 0.3%
Banijay Group SAS, 6.50%, 03/01/26
(e)
.... 1,100 1,328,542
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 135 139,559
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 ................. 58 58,648
6.50%, 05/15/27 ................. 910 1,001,000
3.75%, 01/15/28 ................. 816 811,155
Netflix, Inc.:
5.88%, 11/15/28 ................. 146 178,908
6.38%, 05/15/29 ................. 48 60,720
3.88%, 11/15/29
(e)
................ EUR 1,000 1,401,613
5.38%, 11/15/29
(b)
................ USD 955 1,156,744
4.88%, 06/15/30
(b)
................ 7 8,242
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 GBP 344 469,234
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 754 756,405
WMG Acquisition Corp.:
3.88%, 07/15/30
(b)
................ 126 131,040
2.25%, 08/15/31
(e)
................ EUR 1,265 1,464,012
8,965,822

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
.................... USD 82 $ 82,000
American Tower Corp., 3.13%, 01/15/27 ... 1,000 1,065,718
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 227 224,730
Crown Castle International Corp.:
3.80%, 02/15/28 ................. 1,000 1,099,678
3.30%, 07/01/30 ................. 865 921,868
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 179 185,712
Diversified Healthcare Trust, 9.75%, 06/15/25 215 235,156
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 138 137,027
GLP Capital LP, 4.00%, 01/15/31 ....... 90 97,074
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 214 217,210
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. 194 202,730
5.63%, 07/15/32 ................. 710 761,475
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(c)(e)
334 346,901
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 512 556,800
4.63%, 06/15/25
(b)
................ 363 391,132
5.75%, 02/01/27 ................. 36 41,400
4.50%, 01/15/28 ................. 584 638,020
3.88%, 02/15/29
(b)
................ 1,031 1,098,015
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. 85 89,569
4.63%, 08/01/29 ................. 485 520,405
3.50%, 03/15/31 ................. 1,440 1,468,800
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 617 638,577
4.50%, 02/15/29
(b)
................ 673 674,359
RLJ Lodging Trust LP
(b)
:
3.75%, 07/01/26 ................. 149 149,745
4.00%, 09/15/29 ................. 125 124,805
SBA Communications Corp.:
4.88%, 09/01/24 ................. 65 66,087
3.88%, 02/15/27 ................. 846 876,668
Service Properties Trust:
4.35%, 10/01/24 ................. 46 46,608
7.50%, 09/15/25 ................. 185 207,707
5.50%, 12/15/27 ................. 590 628,769
Trust Fibra Uno
(c)
:
4.87%, 01/15/30
(b)
................ 905 983,712
6.95%, 01/30/44
(e)
................ 471 581,185
Uniti Group LP
(b)
:
4.75%, 04/15/28 ................. 334 341,097
6.50%, 02/15/29 ................. 929 955,630
6.00%, 01/15/30 ................. 295 292,419
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 203 207,060
4.25%, 12/01/26 ................. 562 586,913
4.63%, 12/01/29 ................. 952 1,023,400
4.13%, 08/15/30 ................. 1,107 1,173,420
19,939,581
Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 531 538,965
4.63%, 01/15/27 ................. 765 802,511
4.88%, 02/15/30 ................. 333 358,807
Bellis Acquisition Co. plc, 3.25%, 02/16/26
(e)
GBP 656 868,170
Casino Guichard Perrachon SA:
3.58%, 02/07/25
(d)(e)
............... EUR 600 671,727
5.25%, 04/15/27 ................. 1,075 1,251,453
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(m)
.................... 1,200 987,609
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Iceland Bondco plc
(e)
:
4.63%, 03/15/25 ................. GBP 1,900 $ 2,380,856
4.38%, 05/15/28 ................. 580 693,574
Ocado Group plc, 3.88%, 10/08/26
(c)
..... USD 1,491 2,008,973
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 496 497,240
Picard Groupe SAS, 3.88%, 07/01/26
(e)
... EUR 839 986,628
Quatrim SASU, 5.88%, 01/15/24 ....... 1,500 1,788,956
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 164 177,530
US Foods, Inc.
(b)
:
6.25%, 04/15/25 ................. 142 148,951
4.75%, 02/15/29 ................. 619 635,249
14,797,199
Food Products — 0.7%
China Modern Dairy Holdings Ltd., 2.13%,
07/14/26
(c)(e)
................... 1,150 1,118,881
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. 1,549 1,611,735
4.63%, 11/15/28 ................. 563 581,297
CP Foods Capital Ltd., 0.50%, 06/18/25
(c)(e)(i)
800 806,000
Gruma SAB de CV, 4.88%, 12/01/24
(c)(e)
... 760 836,380
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(c)(e)
........... 800 819,400
Indofood CBP Sukses Makmur Tbk. PT, 3.40%,
06/09/31
(c)(e)
................... 1,257 1,269,708
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 ................. 103 111,420
6.50%, 04/15/29 ................. 500 558,750
3.75%, 12/01/31 ................. 856 890,694
Knight Castle Investments Ltd., 7.99%,
01/23/21
(c)(e)(g)(n)
................. 1,400 981,750
Kraft Heinz Foods Co.:
2.25%, 05/25/28
(e)
................ EUR 600 755,823
4.25%, 03/01/31 ................. USD 1,584 1,790,745
6.88%, 01/26/39 ................. 219 323,317
4.63%, 10/01/39 ................. 67 78,087
6.50%, 02/09/40 ................. 145 205,899
5.00%, 06/04/42 ................. 9 11,037
5.20%, 07/15/45 ................. 427 534,836
4.38%, 06/01/46 ................. 1,591 1,810,272
4.88%, 10/01/49 ................. 679 826,408
5.50%, 06/01/50 ................. 1,186 1,564,774
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
65 71,451
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 715 727,066
Post Holdings, Inc.
(b)
:
5.63%, 01/15/28 ................. 643 675,536
4.50%, 09/15/31 ................. 357 352,762
Premier Foods Finance plc, 3.50%, 10/15/26 GBP 948 1,285,329
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 368 370,760
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 815 1,013,358
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. USD 141 137,993
22,121,468
Gas Utilities — 0.0%
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(c)
(e)
......................... 200 204,162
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 159 164,963
369,125
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.:
2.63%, 11/01/25
(e)
................ EUR 400 473,543
4.63%, 07/15/28
(b)
................ USD 1,373 1,445,082
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 95 95,045

BlackRock Income Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Mozart Debt Merger Sub, Inc.
(b)
:
3.88%, 04/01/29 ................. USD 602 $ 602,000
5.25%, 10/01/29 ................. 1,319 1,319,000
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 1,246 1,314,530
7.25%, 02/01/28 ................. 836 894,625
6,143,825
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%, 10/15/29 ...... 200 200,000
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 237 249,134
5.00%, 04/15/29 ................. 66 68,723
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 70 74,375
4.63%, 08/01/29 ................. 256 255,808
5.13%, 03/01/30 ................. 111 111,055
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
301 304,010
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
... 64 61,920
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 152 147,440
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(m)
.................... GBP 525 696,053
CAB SELAS:
3.38%, 02/01/28 ................. EUR 1,564 1,827,388
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 113 114,130
Centene Corp.:
2.45%, 07/15/28 ................. 680 683,400
4.63%, 12/15/29 ................. 972 1,059,286
3.00%, 10/15/30 ................. 748 766,700
2.50%, 03/01/31 ................. 1,205 1,188,431
2.63%, 08/01/31 ................. 1,095 1,087,598
Chrome Bidco SASU, 3.50%, 05/31/28
(e)
... EUR 853 1,009,069
Chrome Holdco SASU, 5.00%, 05/31/29
(e)
.. 808 959,345
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. USD 1,911 1,999,384
8.00%, 03/15/26 ................. 1,000 1,060,475
5.63%, 03/15/27 ................. 1,002 1,049,224
6.00%, 01/15/29 ................. 1,106 1,172,360
6.88%, 04/15/29 ................. 142 142,334
6.13%, 04/01/30 ................. 309 300,263
CVS Health Corp., 5.05%, 03/25/48 ...... 600 772,321
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 11 11,315
Encompass Health Corp.:
4.50%, 02/01/28 ................. 44 45,430
4.75%, 02/01/30 ................. 554 582,669
4.63%, 04/01/31 ................. 231 242,793
HCA, Inc.:
5.63%, 09/01/28 ................. 387 460,414
5.88%, 02/01/29 ................. 138 165,833
3.50%, 09/01/30 ................. 1,615 1,710,915
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 348 353,220
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(e)(m)
GBP 1,300 1,747,728
Laboratoire Eimer Selas, 5.00%, 02/01/29 .. EUR 295 352,819
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. USD 190 199,662
4.38%, 02/15/27 ................. 53 52,867
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 781 759,522
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 126 132,457
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
.................... 183 189,689
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 133 140,647
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 ................. 94 97,796
3.88%, 11/15/30 ................. 508 530,860
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Phoenix PIB Dutch Finance BV, 2.38%,
08/05/25
(e)
.................... EUR 1,000 $ 1,194,838
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... USD 792 849,420
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 115 121,469
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 176 181,060
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 267 271,673
10.00%, 04/15/27 ................ 2,297 2,480,760
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 ................. 219 223,927
7.50%, 04/01/25 ................. 263 279,109
4.88%, 01/01/26 ................. 1,250 1,293,650
6.25%, 02/01/27 ................. 640 664,000
5.13%, 11/01/27 ................. 5 5,213
4.63%, 06/15/28 ................. 48 49,736
6.13%, 10/01/28 ................. 843 885,550
4.25%, 06/01/29 ................. 441 447,615
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 116 122,380
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 254 265,430
34,472,692
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 ................. 319 326,933
5.00%, 05/15/27 ................. 373 387,428
714,361
Hotels, Restaurants & Leisure — 2.0%
1011778 BC ULC
(b)(c)
:
3.88%, 01/15/28 ................. 569 574,605
4.38%, 01/15/28 ................. 884 897,445
Accor SA, 0.70%, 12/07/27 ........... EUR 459 275,518
Affinity Gaming, 6.88%, 12/15/27
(b)
...... USD 243 255,569
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 25 27,094
4.75%, 12/01/27 ................. 268 276,225
4.75%, 06/15/31
(b)
................ 653 673,406
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 240 247,800
Burger King France SAS, 6.00%, 05/01/24 . EUR 1,400 1,648,918
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. USD 1,925 2,026,558
8.13%, 07/01/27 ................. 1,834 2,061,829
4.63%, 10/15/29 ................. 496 502,200
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 1,030 1,085,852
Carnival Corp.:
11.50%, 04/01/23
(b)
............... 100 111,625
10.13%, 02/01/26 ................ EUR 1,928 2,563,836
10.50%, 02/01/26
(b)
............... USD 145 168,229
7.63%, 03/01/26
(e)
................ EUR 506 631,843
5.75%, 03/01/27
(b)
................ USD 1,334 1,379,022
9.88%, 08/01/27
(b)
................ 458 528,583
4.00%, 08/01/28
(b)
................ 1,356 1,369,560
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(b)
.................... 67 63,064
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 212 223,130
Cedar Fair LP:
5.50%, 05/01/25
(b)
................ 814 845,542
6.50%, 10/01/28 ................. 93 99,776
Champion Path Holdings Ltd.
(c)
:
4.50%, 01/27/26 ................. 1,906 1,944,120
4.85%, 01/27/28 ................. 678 686,178
Churchill Downs, Inc., 4.75%, 01/15/28
(b)
.. 933 976,151

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Cirsa Finance International SARL:
6.25%, 12/20/23 ................. EUR 85 $ 99,790
4.75%, 05/22/25
(e)
................ 929 1,078,797
4.50%, 03/15/27
(e)
................ 1,049 1,201,889
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)(e)
.............. 195 240,561
10.75%, 09/30/23 ................ 41 51,172
4.50%, (4.50% Cash or 10.75% PIK),
11/01/23
(a)(l)
................... 309 229,161
CPUK Finance Ltd.:
4.88%, 08/28/25 ................. GBP 1,200 1,629,007
4.50%, 08/28/27
(e)
................ 603 825,862
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
.... USD 56 57,382
Expedia Group, Inc.:
6.25%, 05/01/25
(b)
................ 1,658 1,911,562
2.95%, 03/15/31 ................. 2,120 2,142,387
Fortune Star BVI Ltd.
(c)(e)
:
5.95%, 01/29/23 ................. 200 202,975
6.75%, 07/02/23 ................. 256 264,688
6.85%, 07/02/24 ................. 1,382 1,433,825
5.95%, 10/19/25 ................. 1,380 1,404,150
5.05%, 01/27/27 ................. 600 586,500
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
. 59 63,425
Gamma Bidco SpA, 6.25%, 07/15/25
(e)
.... EUR 2,045 2,467,014
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... USD 713 713,927
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 74 77,330
4.88%, 01/15/30 ................. 418 448,414
4.00%, 05/01/31
(b)
................ 874 887,110
InterContinental Hotels Group plc, 3.38%,
10/08/28
(e)
.................... GBP 175 250,514
International Game Technology plc, 3.50%,
06/15/26
(e)
.................... EUR 2,000 2,376,239
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 210 222,962
Life Time, Inc.
(b)
:
5.75%, 01/15/26 ................. 442 457,470
8.00%, 04/15/26 ................. 187 198,220
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
99 95,680
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ..................... 98 112,071
Melco Resorts Finance Ltd.
(c)(e)
:
5.25%, 04/26/26 ................. 1,933 1,943,631
5.38%, 12/04/29 ................. 545 553,993
MGM Resorts International:
6.00%, 03/15/23 ................. 186 196,684
5.75%, 06/15/25 ................. 23 25,070
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 246 250,613
Minor International PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 7.92%), 2.70%
(a)(c)(e)(m)
........... 695 695,000
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 140 160,650
5.88%, 03/15/26 ................. 223 228,575
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 606 628,725
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 311 333,936
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
99 97,852
Powdr Corp., 6.00%, 08/01/25
(b)
........ 191 200,550
Premier Entertainment Sub LLC
(b)
:
5.63%, 09/01/29 ................. 128 129,280
5.88%, 09/01/31 ................. 128 129,318
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)(c)
194 198,122
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 125 140,000
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
9.13%, 06/15/23 ................. USD 196 $ 213,014
11.50%, 06/01/25 ................ 263 300,083
5.50%, 08/31/26 ................. 86 88,403
5.50%, 04/01/28 ................. 705 721,080
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 626 677,917
5.00%, 10/15/25 ................. 379 389,896
8.25%, 03/15/26 ................. 256 271,680
7.00%, 05/15/28 ................. 138 148,867
7.25%, 11/15/29 ................. 50 56,182
Sisal Group SpA, 7.00%, 07/31/23 ...... EUR 825 955,639
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 1,294 1,378,110
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 186 188,948
Stonegate Pub Co. Financing plc
(e)
:
8.00%, 07/13/25 ................. GBP 1,272 1,775,593
8.25%, 07/31/25 ................. 2,113 2,992,256
Studio City Finance Ltd.
(c)
:
6.00%, 07/15/25
(e)
................ USD 1,018 1,007,820
5.00%, 01/15/29
(b)
................ 1,500 1,382,813
5.00%, 01/15/29
(e)
................ 575 530,078
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... 152 173,093
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 154 162,855
Viking Cruises Ltd., 5.88%, 09/15/27
(b)
.... 250 241,875
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 196 196,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 147 153,458
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 183 184,826
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 328 346,047
5.13%, 10/01/29 ................. 823 829,172
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 12 13,006
65,164,472
Household Durables — 0.5%
Ashton Woods USA LLC
(b)
:
6.63%, 01/15/28 ................. 54 57,375
4.63%, 08/01/29 ................. 110 111,070
4.63%, 04/01/30 ................. 129 129,726
Brookfield Residential Properties, Inc.
(b)(c)
:
5.00%, 06/15/29 ................. 388 396,749
4.88%, 02/15/30 ................. 450 459,000
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
286 302,581
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 105,798
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 340 357,000
KB Home, 4.00%, 06/15/31 ........... 106 108,783
Mattamy Group Corp.
(b)(c)
:
5.25%, 12/15/27 ................. 118 123,310
4.63%, 03/01/30 ................. 141 144,082
Meritage Homes Corp., 5.13%, 06/06/27 ... 60 66,825
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
127 133,638
Newell Brands, Inc., 6.00%, 04/01/46
(d)
.... 8,263 10,679,928
Nobel Bidco BV, 3.13%, 06/15/28
(e)
...... EUR 1,018 1,170,356
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
USD 288 280,598
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 2 2,280
5.13%, 08/01/30 ................. 79 85,025
Tempur Sealy International, Inc.
(b)
:
4.00%, 04/15/29 ................. 258 265,740
3.88%, 10/15/31 ................. 352 352,440
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 2 2,160
5.70%, 06/15/28 ................. 65 70,687

BlackRock Income Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Household Durables (continued)
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... USD 790 $ 822,951
16,228,102
Household Products — 0.0%
Central Garden & Pet Co.:
4.13%, 10/15/30 ................. 394 402,865
4.13%, 04/30/31
(b)
................ 186 188,888
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 95 96,638
4.38%, 03/31/29 ................. 23 22,826
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 ................. 298 320,350
5.50%, 07/15/30 ................. 82 90,815
3.88%, 03/15/31 ................. 73 73,760
1,196,142
Independent Power and Renewable Electricity Producers — 0.2%
Adani Green Energy Ltd., 4.38%, 09/08/24
(c)
795 796,192
Calpine Corp.
(b)
:
4.50%, 02/15/28 ................. 121 123,420
5.13%, 03/15/28 ................. 1,395 1,412,764
4.63%, 02/01/29 ................. 307 302,395
5.00%, 02/01/31 ................. 11 11,000
3.75%, 03/01/31 ................. 89 85,663
Clearway Energy Operating LLC
(b)
:
4.75%, 03/15/28 ................. 97 102,684
3.75%, 01/15/32 ................. 333 332,584
Colbun SA, 3.15%, 03/06/30
(c)(e)
........ 1,853 1,906,621
5,073,323
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 253 249,789
AIA Group Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 1.76%),
2.70%
(a)(c)(e)(m)
.................. 915 924,150
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. 1,790 1,807,900
6.75%, 10/15/27 ................. 2,295 2,375,325
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 292 296,103
Ardonagh Midco 2 plc, 0.00%, (0.00% Cash or
12.70% PIK), 01/15/27
(b)(c)(l)
......... 226 241,074
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(c)(e)(m)
.... 1,056 1,135,200
Assicurazioni Generali SpA, (EURIBOR 3
Month + 5.35%), 5.50%, 10/27/47
(a)(e)
... EUR 150 213,624
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. USD 175 176,085
AXA SA, (EURIBOR 3 Month + 2.40%), 1.37%,
10/07/41
(a)(e)
................... EUR 2,400 2,774,791
BNP Paribas Cardif SA, (EURIBOR 3 Month +
3.93%), 4.03%
(a)(e)(m)
.............. 200 261,283
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
USD 182 181,317
CNP Assurances, (EURIBOR 3 Month +
4.60%), 4.50%, 06/10/47
(a)(e)
......... EUR 100 139,025
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(c)(e)(m)
.................. USD 1,200 1,206,000
Galaxy Bidco Ltd., 6.50%, 07/31/26
(e)
..... GBP 2,955 4,161,287
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 507 534,885
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 956 988,265
KDB Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.66%), 7.50%
(a)(c)(e)(m)
........ 1,260 1,269,292
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(e)(m)
.............. GBP 700 1,054,004
Security
Par (000)
Par (000) Value
Insurance (continued)
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.63%, 05/23/59
(a)(e)
... EUR 1,300 $ 1,572,866
NFP Corp.
(b)
:
4.88%, 08/15/28 ................. USD 655 666,135
6.88%, 08/15/28 ................. 1,760 1,797,048
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)(c)(e)
. 1,200 1,352,880
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(e)
................... EUR 1,000 1,334,998
Tongyang Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.98%), 5.25%
(a)(c)(e)(m)
........ USD 800 846,000
Unipol Gruppo SpA, 3.25%, 09/23/30
(e)
.... EUR 700 942,241
ZhongAn Online P&C Insurance Co. Ltd.
(c)(e)
:
3.13%, 07/16/25 ................. USD 700 693,000
3.50%, 03/08/26 ................. 500 498,750
29,693,317
Interactive Media & Services — 0.0%
Baidu, Inc., 4.13%, 06/30/25
(c)
......... 600 654,112
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 337 331,102
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 315 336,263
1,321,477
Internet & Direct Marketing Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 303 301,485
Baozun, Inc., 1.63%, 05/01/24
(c)(i)
....... 413 379,960
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 ................. 120 125,100
3.50%, 03/01/29 ................. 119 117,959
HSE Finance SARL, 5.63%, 10/15/26 .... EUR 994 1,195,763
Match Group Holdings II LLC
(b)
:
4.13%, 08/01/30 ................. USD 163 169,724
3.63%, 10/01/31 ................. 138 136,362
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(m)
............. EUR 2,300 2,687,064
Very Group Funding plc (The), 6.50%, 08/01/26 GBP 1,714 2,340,875
7,454,292
IT Services — 0.6%
21Vianet Group, Inc., 7.88%, 10/15/21
(c)(e)
.. USD 819 817,690
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 584 581,080
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
100 100,750
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 195 197,708
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 128 128,960
Banff Merger Sub, Inc., 8.38%, 09/01/26
(e)
.. EUR 410 492,923
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 302 303,510
Booz Allen Hamilton, Inc.
(b)
:
3.88%, 09/01/28 ................. 376 385,445
4.00%, 07/01/29 ................. 781 800,525
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 614 602,549
5.63%, 09/15/28 ................. 200 200,725
Centurion Bidco SpA, 5.88%, 09/30/26
(e)
... EUR 1,936 2,347,589
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... USD 137 130,150
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 261 274,050
3.63%, 06/15/29 ................. 440 443,344
3.75%, 10/01/30 ................. 224 230,541
Global Payments, Inc., 2.90%, 05/15/30
(k)
.. 3,260 3,363,597
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)(c)
................... 200 203,925
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
.................... 116 117,740
Nexi SpA, 0.00%, 02/24/28
(j)
.......... EUR 500 558,933

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Northwest Fiber LLC
(b)
:
4.75%, 04/30/27 ................. USD 297 $ 298,745
6.00%, 02/15/28 ................. 542 539,116
10.75%, 06/01/28 ................ 109 122,625
Square, Inc., 3.50%, 06/01/31
(b)
........ 781 801,095
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 196 205,800
Twilio, Inc., 3.88%, 03/15/31 .......... 555 568,215
Unisys Corp., 6.88%, 11/01/27
(b)
........ 43 46,978
United Group BV:
4.88%, 07/01/24 ................. EUR 600 702,961
4.00%, 11/15/27
(e)
................ 2,199 2,515,229
4.63%, 08/15/28
(e)
................ 1,196 1,389,196
19,471,694
Leisure Products — 0.0%
Mattel, Inc.:
3.75%, 04/01/29
(b)
................ USD 246 256,455
6.20%, 10/01/40 ................. 344 442,040
5.45%, 11/01/41 ................. 149 176,565
875,060
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 15 15,568
3.75%, 03/15/29 ................. 32 32,680
4.00%, 03/15/31 ................. 93 97,439
Indigo Merger Sub, Inc., 2.88%, 07/15/26 .. 512 517,120
Syneos Health, Inc., 3.63%, 01/15/29 .... 546 544,471
1,207,278
Machinery — 0.4%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 112,700
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)(c)
................... 191 195,876
Clark Equipment Co., 5.88%, 06/01/25
(b)(c)
.. 34 35,473
Colfax Corp., 6.38%, 02/15/26
(b)
........ 132 138,824
EnPro Industries, Inc., 5.75%, 10/15/26 ... 284 296,425
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 341 349,951
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 285 290,557
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(c)(l)
........ 167 177,438
IMA Industria Macchine Automatiche SpA :
3.75%, 01/15/28
(e)
................ EUR 508 592,855
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
................... 373 435,487
Meritor, Inc., 4.50%, 12/15/28
(b)
........ USD 133 133,332
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
98 101,450
Novafives SAS, 5.00%, 06/15/25
(e)
...... EUR 800 866,446
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... USD 10 10,244
Renk AG, 5.75%, 07/15/25
(e)
.......... EUR 749 902,742
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 153 156,825
Schenck Process Holding GmbH, 5.38%,
06/15/23
(e)
.................... EUR 1,200 1,400,445
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 80 86,300
Terex Corp., 5.00%, 05/15/29
(b)
........ 507 525,379
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)(c)
.. 1,492 1,524,414
Titan International, Inc., 7.00%, 04/30/28
(b)
. 54 56,903
TK Elevator Holdco GmbH:
6.63%, 07/15/28
(e)
................ EUR 990 1,217,623
7.63%, 07/15/28
(b)(c)
............... USD 843 900,956
TK Elevator Midco GmbH, 4.38%, 07/15/27
(e)
EUR 1,888 2,282,666
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
(c)
......................... USD 1,282 1,343,504
Wabash National Corp.
(b)
:
5.50%, 10/01/25 ................. 235 238,266
Security
Par (000)
Par (000) Value
Machinery (continued)
4.50%, 10/15/28 ................. USD 281 $ 280,649
14,653,730
Marine — 0.2%
CMA CGM SA, 7.50%, 01/15/26
(e)
....... EUR 1,800 2,307,086
Danaos Corp., 8.50%, 03/01/28
(b)(c)
...... USD 2,413 2,666,365
Seaspan Corp., 5.50%, 08/01/29
(b)(c)
..... 1,210 1,235,192
6,208,643
Media — 1.9%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 201 209,490
Altice Financing SA:
2.25%, 01/15/25
(e)
................ EUR 380 423,843
3.00%, 01/15/28 ................. 1,847 2,013,885
5.00%, 01/15/28
(b)(c)
............... USD 903 870,695
Series SEPT, 4.25%, 08/15/29
(e)
...... EUR 1,449 1,646,975
5.75%, 08/15/29
(b)(c)
............... USD 1,384 1,340,584
AMC Networks, Inc.:
5.00%, 04/01/24 ................. 10 10,112
4.75%, 08/01/25 ................. 317 324,925
4.25%, 02/15/29 ................. 117 116,415
Block Communications, Inc., 4.88%, 03/01/28
(b)
254 259,715
Cable One, Inc.
(b)
:
1.13%, 03/15/28
( i )
................ 227 230,321
4.00%, 11/15/30 ................. 163 162,389
Charter Communications Operating LLC:
5.13%, 07/01/49
(k)
................ 1,000 1,176,248
3.70%, 04/01/51
(k)
................ 2,410 2,346,433
4.40%, 12/01/61 ................. 5,750 5,979,770
Clear Channel International BV, 6.63%,
08/01/25
(b)(c)
................... 764 795,515
Clear Channel Outdoor Holdings, Inc.
(b)
:
7.75%, 04/15/28 ................. 545 573,613
7.50%, 06/01/29 ................. 1,378 1,433,120
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
............... 1,992 2,061,342
Comcast Corp.:
3.75%, 04/01/40 ................. 910 1,022,407
4.05%, 11/01/52 ................. 260 302,486
2.94%, 11/01/56
(b)
................ 448 423,174
2.99%, 11/01/63
(b)
................ 299 280,191
CSC Holdings LLC:
6.75%, 11/15/21 ................. 92 92,230
5.25%, 06/01/24 ................. 167 178,887
5.75%, 01/15/30
(b)
................ 450 457,526
4.13%, 12/01/30
(b)
................ 266 261,013
4.63%, 12/01/30
(b)
................ 1,109 1,051,304
4.50%, 11/15/31
(b)
................ 446 440,425
5.00%, 11/15/31
(b)
................ 595 570,278
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
. 607 633,556
DISH DBS Corp.:
5.88%, 07/15/22 ................. 958 987,339
5.00%, 03/15/23 ................. 174 180,307
5.88%, 11/15/24 ................. 414 445,166
7.75%, 07/01/26 ................. 400 451,690
5.13%, 06/01/29 ................. 862 844,579
DISH Network Corp.
( i )
:
2.38%, 03/15/24 ................. 322 313,749
3.38%, 08/15/26 ................. 524 544,698
GCI LLC, 4.75%, 10/15/28
(b)
.......... 108 113,379
Grupo Televisa SAB
(c)
:
4.63%, 01/30/26 ................. 562 619,359
5.00%, 05/13/45 ................. 1,133 1,353,439
iHeartCommunications, Inc., 8.38%, 05/01/27 34 35,982
ITV plc, 1.38%, 09/26/26
(e)
........... EUR 100 120,875

BlackRock Income Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Media (continued)
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 ................. USD 394 $ 417,640
5.13%, 07/15/29 ................. 971 1,000,081
Liberty Broadband Corp.
(b)( i )
:
1.25%, 09/30/50 ................. 487 494,549
2.75%, 09/30/50 ................. 1,131 1,193,933
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
111 114,857
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 126,942
News Corp., 3.88%, 05/15/29
(b)
........ 118 121,245
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 ................. 212 217,438
4.25%, 01/15/29 ................. 172 170,478
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 1,033 1,066,573
6.50%, 09/15/28 ................. 2,041 2,081,126
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 88 88,307
SES SA, (EUR Swap Annual 5 Year + 3.19%),
2.87%
(a)(e)(m)
................... EUR 1,650 1,946,586
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 162 158,355
Sirius XM Radio, Inc.
(b)
:
3.13%, 09/01/26 ................. 715 724,831
4.00%, 07/15/28 ................. 560 569,450
4.13%, 07/01/30 ................. 48 48,223
3.88%, 09/01/31 ................. 1,282 1,252,354
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
350 358,715
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 1,261 1,587,624
Summer BC Holdco B SARL, 5.75%, 10/31/26 1,839 2,231,390
Summer BidCo BV
(l)
:
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 103 121,415
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 182 216,111
Tele Columbus AG, 3.88%, 05/02/25
(e)
.... 500 580,623
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)(c)
.............. USD 800 840,400
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
885 935,781
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 46 46,672
6.63%, 06/01/27 ................. 106 115,142
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)(c)
427 437,188
UPC Holding BV, 3.88%, 06/15/29
(e)
..... EUR 1,400 1,664,535
UPCB Finance VII Ltd., 3.63%, 06/15/29
(e)
.. 2,169 2,578,413
Videotron Ltd., 3.63%, 06/15/29
(b)(c)
...... USD 529 536,274
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................ GBP 500 686,022
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)(c)
.............. USD 1,168 1,206,369
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)(c)
... 485 497,355
Ziggo BV
(b)(c)
:
5.50%, 01/15/27 ................. 217 224,323
4.88%, 01/15/30 ................. 435 448,594
60,805,343
Metals & Mining — 1.1%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(c)(e)
................... 1,563 1,688,333
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(d)
................ 50 56,250
4.88%, 10/01/29 ................. 129 129,484
5.13%, 10/01/31 ................. 145 146,116
ArcelorMittal SA, 1.75%, 11/19/25
(e)
...... EUR 600 731,441
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. USD 94 98,721
6.13%, 02/15/28 ................. 467 495,029
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Big River Steel LLC, 6.63%, 01/31/29
(b)
... USD 1,510 $ 1,632,687
Constellium SE
(b)
:
5.88%, 02/15/26 ................. 931 944,965
5.63%, 06/15/28 ................. 250 262,649
3.75%, 04/15/29 ................. 989 963,207
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 239 250,054
5.40%, 11/14/34 ................. 34 40,842
5.45%, 03/15/43 ................. 1,653 2,035,256
Glencore Funding LLC, 0.00%, 03/27/25
(c)(j)
. 1,800 1,794,726
GUSAP III LP, 4.25%, 01/21/30
(c)(e)
...... 1,234 1,315,753
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 252 279,405
JSW Steel Ltd.
(c)(e)
:
5.95%, 04/18/24 ................. 200 211,412
5.38%, 04/04/25 ................. 678 712,875
3.95%, 04/05/27 ................. 1,350 1,340,739
Kaiser Aluminum Corp.
(b)
:
4.63%, 03/01/28 ................. 439 453,268
4.50%, 06/01/31 ................. 123 126,075
KME SE, 6.75%, 02/01/23
(e)
.......... EUR 882 965,964
New Gold, Inc.
(b)(c)
:
6.38%, 05/15/25 ................. USD 57 58,710
7.50%, 07/15/27 ................. 765 787,093
Novelis Corp.
(b)
:
3.25%, 11/15/26 ................. 624 632,848
4.75%, 01/30/30 ................. 887 933,745
3.88%, 08/15/31 ................. 992 981,138
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(e)
EUR 1,183 1,427,827
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. USD 1,630 1,744,915
thyssenkrupp AG, 2.88%, 02/22/24
(e)
..... EUR 1,586 1,883,072
United States Steel Corp.:
6.25%, 03/15/26 ................. USD 5 5,156
6.88%, 03/01/29 ................. 419 446,744
Vale Overseas Ltd.
(c)
:
6.25%, 08/10/26 ................. 874 1,035,078
3.75%, 07/08/30 ................. 660 681,252
Vedanta Resources Finance II plc
(c)
:
8.00%, 04/23/23
(e)
................ 1,846 1,792,697
13.88%, 01/21/24
(e)
............... 2,582 2,772,423
8.95%, 03/11/25
(e)
................ 500 498,750
8.95%, 03/11/25
(b)
................ 400 399,000
9.25%, 04/23/26
(e)
................ 1,570 1,489,537
Vedanta Resources Ltd.
(c)(e)
:
7.13%, 05/31/23 ................. 539 515,688
6.13%, 08/09/24 ................. 502 448,286
35,209,210
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 54 56,645
Multiline Retail — 0.1%
Falabella SA, 4.38%, 01/27/25
(c)(e)
....... 606 651,753
Marks & Spencer plc, 4.50%, 07/10/27
(d)(e)
.. GBP 1,000 1,437,178
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. USD 377 400,091
2,489,022
Oil, Gas & Consumable Fuels — 2.9%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(c)
(e)
......................... 829 898,584
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 627 677,160
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 ................. 733 801,499
5.75%, 03/01/27 ................. 77 79,545
5.38%, 06/15/29 ................. 226 232,780

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.
(b)
:
7.63%, 02/01/29 ................. USD 370 $ 413,660
5.38%, 03/01/30 ................. 97 102,156
Apache Corp.:
4.25%, 01/15/30 ................. 264 284,465
5.10%, 09/01/40 ................. 503 563,350
5.25%, 02/01/42 ................. 123 134,993
5.35%, 07/01/49 ................. 86 95,520
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 414 567,180
8.25%, 12/31/28 ................. 59 64,310
5.88%, 06/30/29 ................. 631 644,708
BP Capital Markets plc, 1.00%, 04/28/23
(e)(i)
. GBP 900 1,264,780
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ USD 14 14,508
5.85%, 11/15/43 ................. 161 161,145
5.60%, 10/15/44 ................. 173 168,242
Callon Petroleum Co.:
6.13%, 10/01/24 ................. 271 266,320
9.00%, 04/01/25
(b)
................ 1,026 1,109,419
8.00%, 08/01/28
(b)
................ 660 651,750
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 199 202,728
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 578,053
Cheniere Energy Partners LP:
4.50%, 10/01/29 ................. 193 205,184
4.00%, 03/01/31
(b)
................ 1,165 1,219,988
3.25%, 01/31/32
(b)
................ 626 628,066
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 2,251 2,371,991
Chesapeake Energy Corp., 5.88%, 02/01/29
(b)
17 18,164
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 ................. 325 332,312
6.38%, 06/15/26 ................. 222 226,440
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
118 119,826
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 135 142,762
Colgate Energy Partners III LLC
(b)
:
7.75%, 02/15/26 ................. 115 121,038
5.88%, 07/01/29 ................. 487 490,652
Comstock Resources, Inc.
(b)
:
7.50%, 05/15/25 ................. 33 34,306
6.75%, 03/01/29 ................. 863 932,040
5.88%, 01/15/30 ................. 325 338,000
Contemporary Ruiding Development Ltd.,
2.63%, 09/17/30
(c)(e)
.............. 1,135 1,138,655
Continental Resources, Inc.:
4.50%, 04/15/23 ................. 30 31,087
4.90%, 06/01/44 ................. 139 155,680
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(c)(e)
................... 695 713,856
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 403 428,611
CrownRock LP, 5.63%, 10/15/25
(b)
...... 903 924,175
DCP Midstream Operating LP:
6.45%, 11/03/36
(b)
................ 221 274,610
6.75%, 09/15/37
(b)
................ 207 267,030
5.60%, 04/01/44 ................. 28 32,620
Diamondback Energy, Inc., 4.75%, 05/31/25
(k)
1,525 1,703,470
DT Midstream, Inc.
(b)
:
4.13%, 06/15/29 ................. 476 482,693
4.38%, 06/15/31 ................. 826 850,780
Enbridge, Inc.
(c)
:
4.00%, 10/01/23 ................. 514 544,370
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 360 401,218
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP, 5.50%,
01/30/26
(b)
.................... USD 790 $ 823,496
Energy Transfer LP:
5.88%, 03/01/22 ................. 500 504,240
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(m)
.................... 703 732,083
5.15%, 02/01/43 ................. 150 167,724
5.30%, 04/15/47 ................. 721 844,643
5.00%, 05/15/50 ................. 1,060 1,222,947
Eni SpA, Series NC9, (EUR Swap Annual 5
Year + 2.77%), 2.75%
(a)(e)(m)
......... EUR 850 996,423
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................ USD 209 222,531
5.38%, 06/01/29 ................. 44 46,551
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 85 88,351
4.15%, 06/01/25 ................. 4 4,122
4.85%, 07/15/26 ................. 126 132,262
5.60%, 04/01/44 ................. 30 28,650
5.05%, 04/01/45 ................. 379 345,838
Enterprise Products Operating LLC:
4.80%, 02/01/49 ................. 320 391,742
3.95%, 01/31/60 ................. 320 346,338
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 301 329,956
4.13%, 12/01/26 ................. 64 65,741
6.50%, 07/01/27
(b)
................ 879 988,655
4.50%, 01/15/29
(b)
................ 344 356,900
4.75%, 01/15/31
(b)
................ 6 6,240
EQT Corp.:
3.13%, 05/15/26
(b)
................ 169 173,245
3.90%, 10/01/27 ................. 164 177,486
5.00%, 01/15/29 ................. 36 40,534
7.50%, 02/01/30
(d)
................ 417 536,763
3.63%, 05/15/31
(b)
................ 108 112,536
Galaxy Pipeline Assets Bidco Ltd., 2.63%,
03/31/36
(c)(e)
................... 1,527 1,500,277
Genesis Energy LP:
6.50%, 10/01/25 ................. 12 11,940
8.00%, 01/15/27 ................. 554 560,925
7.75%, 02/01/28 ................. 60 59,944
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 69 70,055
Greenko Dutch BV, 3.85%, 03/29/26
(c)(e)
... 200 203,225
Greenko Mauritius Ltd., 6.25%, 02/21/23
(c)(e)
. 200 204,500
Greenko Solar Mauritius Ltd.
(c)(e)
:
5.55%, 01/29/25 ................. 850 865,937
5.95%, 07/29/26 ................. 1,015 1,071,967
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 51 54,323
Hess Corp., 5.80%, 04/01/47 .......... 3,200 4,167,392
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 280 283,150
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26
(c)(e)
456 473,328
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 569 585,905
India Green Energy Holdings, 5.38%,
04/29/24
(c)(e)
................... 680 705,500
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 533 537,664
Lukoil Securities BV, 3.88%, 05/06/30
(b)(c)
.. 600 630,000
Matador Resources Co., 5.88%, 09/15/26 .. 1,146 1,184,620
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)(e)
650 691,356
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)(e)
................... 680 704,353

BlackRock Income Fund
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Mongolian Mining Corp.
(c)
:
9.25%, 04/15/24
(e)
................ USD 6,467 $ 5,804,133
9.25%, 04/15/24
(b)
................ 340 305,150
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 135 139,350
6.37%, 12/01/42
(d)
................ 16 16,122
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
(c)
......................... 1,550 1,594,562
New Fortress Energy, Inc.
(b)
:
6.75%, 09/15/25 ................. 1,295 1,246,437
6.50%, 09/30/26 ................. 2,110 2,017,688
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
194 197,637
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 122 174,840
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
729 778,754
NuStar Logistics LP:
5.75%, 10/01/25 ................. 43 46,332
6.00%, 06/01/26 ................. 162 174,960
6.38%, 10/01/30 ................. 47 51,700
Occidental Petroleum Corp.:
6.95%, 07/01/24 ................. 118 133,340
5.50%, 12/01/25 ................. 299 331,142
5.55%, 03/15/26 ................. 108 119,880
3.00%, 02/15/27 ................. 6 5,995
8.88%, 07/15/30 ................. 72 97,807
6.13%, 01/01/31 ................. 933 1,120,043
4.30%, 08/15/39 ................. 582 574,015
6.20%, 03/15/40 ................. 835 983,380
4.50%, 07/15/44 ................. 212 213,020
6.60%, 03/15/46 ................. 26 32,630
4.40%, 04/15/46 ................. 502 500,669
4.10%, 02/15/47 ................. 95 90,336
4.20%, 03/15/48 ................. 465 445,238
4.40%, 08/15/49 ................. 127 124,619
Ovintiv Exploration, Inc., 5.38%, 01/01/26 .. 31 35,051
Ovintiv , Inc.:
7.38%, 11/01/31 ................. 72 97,665
6.50%, 08/15/34 ................. 46 62,039
Parkland Corp., 5.88%, 07/15/27
(b)(c)
..... 147 155,820
PDC Energy, Inc.:
6.13%, 09/15/24 ................. 38 38,570
6.25%, 12/01/25 ................. 38 38,570
Raizen Fuels Finance SA, 5.30%, 01/20/27
(b)(c)
1,200 1,345,440
Range Resources Corp.:
4.88%, 05/15/25 ................. 101 106,636
9.25%, 02/01/26 ................. 25 27,251
Reliance Industries Ltd.
(c)(e)
:
4.13%, 01/28/25 ................. 750 810,247
3.67%, 11/30/27 ................. 412 448,385
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)(e)
. 1,598 1,675,703
ReNew Power Synthetic
(c)
:
6.67%, 03/12/24
(b)
................ 200 208,288
6.67%, 03/12/24
(e)
................ 2,151 2,240,132
Repsol International Finance BV
(a)(e)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(m)
..................... EUR 200 246,666
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(m)
..................... 2,311 2,931,524
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 400 504,434
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 254 257,810
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(e)
EUR 1,381 1,679,665
SA Global Sukuk Ltd., 2.69%, 06/17/31
(c)
.. USD 900 910,125
SM Energy Co.:
10.00%, 01/15/25
(b)
............... 1,537 1,714,339
5.63%, 06/01/25 ................. 268 269,536
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 09/15/26 ................. USD 131 $ 133,789
6.50%, 07/15/28 ................. 82 84,896
Southwestern Energy Co.:
6.45%, 01/23/25
(d)
................ 71 78,176
8.38%, 09/15/28 ................. 141 159,715
5.38%, 02/01/29
(b)
................ 875 936,084
Sunoco LP:
6.00%, 04/15/27 ................. 25 26,031
5.88%, 03/15/28 ................. 36 37,980
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
748 765,765
Targa Resources Partners LP:
5.38%, 02/01/27 ................. 15 15,543
6.50%, 07/15/27 ................. 36 38,816
6.88%, 01/15/29 ................. 394 441,467
5.50%, 03/01/30 ................. 986 1,078,130
4.88%, 02/01/31 ................. 416 448,760
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 38 39,758
Thaioil Treasury Center Co. Ltd., 3.75%,
06/18/50
(c)(e)
................... 1,185 1,065,244
UGI International LLC, 3.25%, 11/01/25
(e)
.. EUR 200 234,885
Venture Global Calcasieu Pass LLC
(b)
:
3.88%, 08/15/29 ................. USD 859 884,813
4.13%, 08/15/31 ................. 1,040 1,084,200
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
907 978,998
Western Midstream Operating LP:
4.75%, 08/15/28 ................. 249 271,481
5.45%, 04/01/44 ................. 337 387,092
5.30%, 03/01/48 ................. 154 177,485
5.50%, 08/15/48 ................. 87 101,790
6.50%, 02/01/50
(d)
................ 1,217 1,432,141
93,385,551
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 3.75%, 01/15/31
(c)
.. 1,275 1,306,556
Personal Products — 0.2%
Coty, Inc.:
4.00%, 04/15/23 ................. EUR 2,650 3,086,872
3.88%, 04/15/26
(e)
................ 2,120 2,511,594
4.75%, 04/15/26
(e)
................ 800 935,328
6.50%, 04/15/26
(b)
................ USD 100 102,465
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
87 91,884
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 239 230,635
6,958,778
Pharmaceuticals — 1.0%
Almirall SA, 2.13%, 09/30/26
(e)
......... EUR 572 667,545
Bausch Health Cos., Inc.
(b)
:
7.00%, 01/15/28 ................. USD 599 613,795
5.00%, 01/30/28 ................. 15 14,231
4.88%, 06/01/28 ................. 528 547,140
5.00%, 02/15/29 ................. 1,086 1,011,337
6.25%, 02/15/29 ................. 356 352,269
7.25%, 05/30/29 ................. 504 516,525
5.25%, 01/30/30 ................. 67 62,478
5.25%, 02/15/31 ................. 136 125,067
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................ 56 58,170
2.38%, 03/01/28
(e)
................ EUR 910 1,066,149
3.13%, 02/15/29
(b)
................ USD 171 167,913
3.50%, 04/01/30
(b)
................ 594 594,000
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27
(e)
................ EUR 396 463,867
4.38%, 01/15/28
(e)
................ 1,687 2,032,302
5.50%, 01/15/28
(b)(c)
............... USD 275 284,919
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
28 32,760

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
46
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Endo DAC, 9.50%, 07/31/27
(b)
......... USD 393 $ 393,872
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... 457 457,000
Gruenenthal GmbH
(e)
:
3.63%, 11/15/26 ................. EUR 687 825,326
4.13%, 05/15/28 ................. 1,784 2,165,110
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 829 859,093
Luye Pharma Group Ltd., 1.50%, 07/09/24
(c)(e)(i)
1,500 1,533,168
Nidda BondCo GmbH:
5.00%, 09/30/25 ................. EUR 1,500 1,730,662
7.25%, 09/30/25 ................. 300 352,875
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ................. 3,902 4,488,833
Organon & Co.:
2.88%, 04/30/28 ................. 915 1,081,525
4.13%, 04/30/28
(b)
................ USD 1,568 1,599,360
5.13%, 04/30/31
(b)
................ 1,151 1,208,953
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 277 287,720
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
1,841 1,875,519
Rossini SARL, 6.75%, 10/30/25 ........ EUR 1,467 1,762,853
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 ................. 2,761 3,456,659
4.50%, 03/01/25 ................. 454 545,711
1.88%, 03/31/27 ................. 500 539,646
1.63%, 10/15/28 ................. 100 104,925
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25
(c)
............ USD 200 217,475
34,096,752
Professional Services — 0.2%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 150 154,500
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 65 67,275
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 496 492,900
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 510 534,862
10.25%, 02/15/27 ................ 891 957,825
House of Finance NV (The), 4.38%, 07/15/26
(e)
EUR 1,500 1,780,963
Intertrust Group BV, 3.38%, 11/15/25
(e)
.... 1,000 1,178,100
Jaguar Holding Co. II
(b)
:
4.63%, 06/15/25 ................. USD 113 117,379
5.00%, 06/15/28 ................. 613 659,796
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 229 231,862
La Financiere Atalian SASU
(e)
:
5.13%, 05/15/25 ................. EUR 512 588,644
6.63%, 05/15/25 ................. GBP 1,000 1,337,257
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 124 128,148
8,229,511
Real Estate Management & Development — 6.9%
ADLER Group SA
(e)
:
3.25%, 08/05/25 ................. EUR 800 815,478
2.75%, 11/13/26 ................. 2,900 2,872,129
2.25%, 01/14/29 ................. 900 847,052
Aedas Homes Opco SLU, 4.00%, 08/15/26 . 529 633,540
Agile Group Holdings Ltd.
(c)(e)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(m)
.................... USD 4,100 3,751,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(m)
.................... 677 612,685
5.75%, 01/02/25 ................. 885 829,687
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(m)
.................... 516 464,336
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.05%, 10/13/25 ................. USD 1,060 $ 993,750
Alam Sutera Realty Tbk. PT, 6.00%, (6.00%
Cash or 6.25% PIK), 05/02/24
(c)(l)
...... 184 158,240
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29
(c)(e)
. 929 1,011,042
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(e)(m)
.............. EUR 800 969,539
Canary Wharf Group Investment Holdings plc
(e)
:
1.75%, 04/07/26 ................. 2,250 2,654,681
3.38%, 04/23/28 ................. GBP 825 1,130,929
Celulosa Arauco y Constitucion SA
(c)(e)
:
4.25%, 04/30/29 ................. USD 920 991,024
5.15%, 01/29/50 ................. 962 1,087,541
Central China Real Estate Ltd.
(c)(e)
:
6.88%, 08/08/22 ................. 200 144,000
7.25%, 04/24/23 ................. 1,800 1,197,000
7.65%, 08/27/23 ................. 2,069 1,303,470
7.90%, 11/07/23 ................. 1,741 1,070,715
7.75%, 05/24/24 ................. 490 298,287
7.25%, 07/16/24 ................. 971 590,671
7.25%, 08/13/24 ................. 919 558,293
CFLD Cayman Investment Ltd.
(c)(e)(g)(n)
:
8.63%, 02/28/21 ................. 200 80,000
6.92%, 06/16/22 ................. 200 80,000
8.75%, 09/28/22 ................. 603 248,662
6.90%, 01/13/23 ................. 1,000 435,000
8.60%, 04/08/24 ................. 200 82,350
China Aoyuan Group Ltd.
(c)(e)
:
8.50%, 01/23/22 ................. 200 193,788
5.38%, 09/13/22 ................. 207 186,391
7.95%, 02/19/23 ................. 1,016 914,400
6.35%, 02/08/24 ................. 4,494 3,810,912
7.95%, 06/21/24 ................. 521 448,060
5.98%, 08/18/25 ................. 2,252 1,734,040
6.20%, 03/24/26 ................. 1,129 858,040
China Evergrande Group
(c)(e)(g)(n)
:
8.25%, 03/23/22 ................. 1,982 512,842
9.50%, 04/11/22 ................. 2,172 540,285
11.50%, 01/22/23 ................ 2,333 559,920
10.00%, 04/11/23 ................ 3,681 878,839
12.00%, 01/22/24 ................ 1,270 301,625
China Overseas Finance Cayman VIII Ltd.,
2.75%, 03/02/30
(c)(e)
.............. 678 672,618
China Overseas Grand Oceans Finance IV
Cayman Ltd., 2.45%, 02/09/26
(c)(e)
..... 550 543,916
China SCE Group Holdings Ltd.
(c)(e)
:
7.25%, 04/19/23 ................. 600 583,050
7.38%, 04/09/24 ................. 1,592 1,528,320
5.95%, 09/29/24 ................. 1,290 1,186,800
7.00%, 05/02/25 ................. 1,835 1,715,725
China South City Holdings Ltd., 10.88%,
06/26/22
(c)(e)
................... 1,800 1,458,000
CIFI Holdings Group Co. Ltd.
(c)(e)
:
6.55%, 03/28/24 ................. 400 401,500
6.45%, 11/07/24 ................. 480 478,800
6.00%, 07/16/25 ................. 673 667,952
5.95%, 10/20/25 ................. 200 198,000
5.25%, 05/13/26 ................. 560 543,200
4.45%, 08/17/26 ................. 200 188,500
Corp. Inmobiliaria Vesta SAB de CV, 3.63%,
05/13/31
(b)(c)
................... 1,300 1,318,200
Country Garden Holdings Co. Ltd.
(c)(e)
:
6.50%, 04/08/24 ................. 200 203,350
6.15%, 09/17/25 ................. 200 209,000
3.13%, 10/22/25 ................. 1,305 1,233,356
7.25%, 04/08/26 ................. 300 314,625

BlackRock Income Fund
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
2.70%, 07/12/26 ................. USD 735 $ 683,550
4.80%, 08/06/30 ................. 400 395,000
3.30%, 01/12/31 ................. 1,130 1,029,924
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 206 223,510
DaFa Properties Group Ltd., 9.95%, 01/18/22
(c)
(e)
......................... 1,640 1,523,970
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(e)
............... EUR 1,700 1,870,538
Dexin China Holdings Co. Ltd.
(c)(e)
:
11.88%, 04/23/22 ................ USD 332 320,961
9.95%, 12/03/22 ................. 1,408 1,269,224
DIC Asset AG, 2.25%, 09/22/26
(e)
....... EUR 1,500 1,707,900
Easy Tactic Ltd.
(c)(e)
:
9.13%, 07/28/22 ................. USD 600 472,200
12.38%, 11/18/22 ................ 541 421,980
5.88%, 02/13/23 ................. 684 495,900
8.13%, 02/27/23 ................. 400 290,000
11.75%, 08/02/23 ................ 1,955 1,417,375
8.63%, 02/27/24 ................. 519 345,135
8.63%, 03/05/24 ................. 565 375,725
11.63%, 09/03/24 ................ 2,270 1,498,200
Elect Global Investments Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.89%), 4.10%
(a)(c)(e)(m)
........ 950 965,319
ESR Cayman Ltd., 1.50%, 09/30/25
(c)(e)(i)
... 700 710,850
Fantasia Holdings Group Co. Ltd.
(c)(e)
:
15.00%, 12/18/21
(g)(n)
.............. 200 134,000
11.75%, 04/17/22
(g)(n)
.............. 5,280 2,059,200
7.95%, 07/05/22 ................. 750 255,000
12.25%, 10/18/22 ................ 755 249,150
10.88%, 01/09/23
(g)(n)
.............. 1,192 369,520
11.88%, 06/01/23
(g)(n)
.............. 1,265 392,150
9.25%, 07/28/23
(g)(n)
............... 1,619 514,032
9.88%, 10/19/23 ................. 3,164 949,200
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(e)
.... EUR 1,900 2,170,603
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 1,433 1,497,485
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 99 98,876
Global Prime Capital Pte. Ltd.
(c)(e)
:
5.50%, 10/18/23 ................. 200 203,288
5.95%, 01/23/25 ................. 479 493,609
GLP Pte. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.74%),
4.50%
(a)(c)(e)(m)
.................. 2,100 2,060,625
Greenland Global Investment Ltd.
(c)(e)
:
6.75%, 04/21/22 ................. 371 290,493
5.60%, 11/13/22 ................. 1,399 965,310
5.90%, 02/12/23 ................. 400 295,832
6.13%, 04/22/23 ................. 965 627,250
6.75%, 09/26/23 ................. 575 350,750
Haimen Zhongnan Investment Development
International Co. Ltd.
(c)(e)
:
12.00%, 06/08/22 ................ 799 719,000
10.88%, 06/18/22 ................ 991 891,900
Heimstaden Bostad AB
(a)(m)
:
(EUR Swap Annual 5 Year + 3.91%),
3.38%
(e)
..................... EUR 825 978,574
(EUR Swap Annual 5 Year + 3.27%),
3.00%
(e)
..................... 1,550 1,770,834
(EUR Swap Annual 5 Year + 3.15%), 2.63% 475 536,461
Hong Seng Ltd., 9.88%, 08/27/22
(c)(e)
..... USD 800 796,650
Hopson Development Holdings Ltd., 7.00%,
05/18/24
(c)(e)
................... 200 188,350
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Howard Hughes Corp. (The)
(b)
:
4.13%, 02/01/29 ................. USD 218 $ 218,272
4.38%, 02/01/31 ................. 767 771,533
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(c)(e)(g)
(n)
......................... 1,500 791,250
Jiayuan International Group Ltd., 13.75%,
02/18/23
(c)(e)
................... 1,550 1,581,775
Jingrui Holdings Ltd.
(c)(e)
:
10.88%, 10/04/21 ................ 1,800 1,795,500
12.00%, 07/25/22 ................ 1,650 1,480,153
Kaisa Group Holdings Ltd.
(c)
:
11.95%, 10/22/22
(e)
............... 3,200 2,716,160
11.50%, 01/30/23
(e)
............... 2,379 2,008,471
10.88%, 07/23/23 ................ 1,128 927,639
9.75%, 09/28/23 ................. 681 536,288
11.95%, 11/12/23
(e)
............... 932 764,240
9.38%, 06/30/24
(e)
................ 3,842 2,958,340
11.25%, 04/16/25
(e)
............... 1,965 1,517,962
9.95%, 07/23/25
(e)
................ 1,342 1,001,467
11.70%, 11/11/25
(e)
............... 1,190 907,375
11.70%, 11/11/25
(e)
............... 800 610,000
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 150 152,288
KWG Group Holdings Ltd.
(c)(e)
:
7.88%, 09/01/23 ................. 932 899,380
7.40%, 03/05/24 ................. 683 659,095
5.88%, 11/10/24 ................. 1,032 939,120
6.30%, 02/13/26 ................. 2,300 2,072,300
6.00%, 08/14/26 ................. 1,350 1,188,000
Logan Group Co. Ltd.
(c)
:
6.50%, 07/16/23 ................. 200 199,350
6.90%, 06/09/24
(e)
................ 811 814,193
5.75%, 01/14/25
(e)
................ 1,022 1,014,335
5.25%, 10/19/25
(e)
................ 200 193,500
4.85%, 12/14/26
(e)
................ 840 787,500
MAF Sukuk Ltd., 4.64%, 05/14/29
(c)(e)
..... 894 1,015,416
Modern Land China Co. Ltd.
(c)(e)
:
12.85%, 10/25/21 ................ 1,329 1,302,420
11.80%, 02/26/22 ................ 1,800 1,670,400
11.50%, 11/13/22 ................ 200 166,413
9.80%, 04/11/23 ................. 4,467 3,707,610
New Metro Global Ltd.
(c)(e)
:
6.80%, 08/05/23 ................. 810 801,039
4.80%, 12/15/24 ................. 925 871,813
4.63%, 10/15/25 ................. 1,500 1,380,000
4.50%, 05/02/26 ................. 300 275,250
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(c)(e)(m)
........... 2,000 1,975,000
NWD MTN Ltd., 4.13%, 07/18/29
(c)(e)
..... 1,200 1,203,225
Powerlong Real Estate Holdings Ltd.
(c)(e)
:
7.13%, 11/08/22 ................. 200 199,163
6.95%, 07/23/23 ................. 1,300 1,289,681
6.25%, 08/10/24 ................. 2,120 2,040,500
5.95%, 04/30/25 ................. 1,415 1,356,631
4.90%, 05/13/26 ................. 510 477,513
Radiance Capital Investments Ltd., 8.80%,
09/17/23
(c)(e)
................... 200 192,288
Realogy Group LLC
(b)
:
7.63%, 06/15/25 ................. 149 159,125
5.75%, 01/15/29 ................. 517 536,263
Redco Properties Group Ltd., 9.90%,
02/17/24
(c)(e)
................... 1,110 938,852
Redsun Properties Group Ltd.
(c)
:
9.95%, 04/11/22 ................. 2,400 2,323,200
10.50%, 10/03/22
(e)
............... 200 184,788

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
48
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.70%, 04/16/23
(e)
................ USD 2,334 $ 2,141,445
7.30%, 01/13/25
(e)
................ 684 566,865
RKPF Overseas 2019 A Ltd.
(c)(e)
:
6.70%, 09/30/24 ................. 676 670,930
5.90%, 03/05/25 ................. 854 827,313
6.00%, 09/04/25 ................. 682 658,130
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(c)
(e)
......................... 1,902 1,756,973
RongXingDa Development BVI Ltd., 8.00%,
04/24/22
(c)(e)
................... 2,150 1,104,966
Ronshine China Holdings Ltd.
(c)(e)
:
5.50%, 02/01/22 ................. 1,650 1,520,372
10.50%, 03/01/22 ................ 200 165,537
8.95%, 01/22/23 ................. 1,040 759,200
8.10%, 06/09/23 ................. 1,365 955,500
7.35%, 12/15/23 ................. 2,682 1,998,090
6.75%, 08/05/24 ................. 2,095 1,445,550
7.10%, 01/25/25 ................. 1,560 1,060,800
Scenery Journey Ltd.
(c)(e)(g)(n)
:
11.50%, 10/24/22 ................ 3,747 665,093
13.00%, 11/06/22 ................ 2,796 482,834
12.00%, 10/24/23 ................ 1,222 226,070
13.75%, 11/06/23 ................ 750 138,750
Seazen Group Ltd.
(c)(e)
:
6.45%, 06/11/22 ................. 807 794,895
6.00%, 08/12/24 ................. 819 790,335
Shimao Group Holdings Ltd.
(c)(e)
:
5.60%, 07/15/26 ................. 2,901 2,870,721
3.45%, 01/11/31 ................. 2,200 1,966,250
Shui On Development Holding Ltd.
(c)
:
5.75%, 11/12/23
(e)
................ 200 198,500
6.15%, 08/24/24
(e)
................ 683 677,878
5.50%, 03/03/25
(e)
................ 1,155 1,123,237
5.50%, 06/29/26 ................. 1,210 1,149,500
Sinic Holdings Group Co. Ltd.
(c)(e)
:
8.50%, 01/24/22 ................. 1,100 220,000
10.50%, 06/18/22
(g)(n)
.............. 1,740 261,000
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(c)(e)
................... 1,800 1,741,779
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.26%), 4.90%
(a)(c)(e)(m)
.. 408 342,720
Sino-Ocean Land Treasure IV Ltd.
(c)(e)
:
3.25%, 05/05/26 ................. 1,235 1,181,200
4.75%, 08/05/29 ................. 1,060 1,004,218
Summit Properties Ltd., 2.00%, 01/31/25
(e)
. EUR 1,000 1,144,566
Sunac China Holdings Ltd.
(c)
:
7.25%, 06/14/22
(e)
................ USD 200 183,100
7.95%, 10/11/23
(e)
................ 683 556,645
7.50%, 02/01/24
(e)
................ 950 771,875
5.95%, 04/26/24 ................. 1,420 1,143,810
6.65%, 08/03/24
(e)
................ 2,338 1,870,400
6.50%, 01/10/25
(e)
................ 682 552,420
7.00%, 07/09/25
(e)
................ 3,545 2,827,138
6.50%, 01/26/26
(e)
................ 775 616,125
Theta Capital Pte. Ltd.
(c)(e)
:
8.13%, 01/22/25 ................. 200 207,725
6.75%, 10/31/26 ................. 200 197,413
Times China Holdings Ltd.
(c)(e)
:
6.75%, 07/16/23 ................. 322 311,998
5.55%, 06/04/24 ................. 665 615,125
6.75%, 07/08/25 ................. 3,950 3,614,250
6.20%, 03/22/26 ................. 2,398 2,164,195
5.75%, 01/14/27 ................. 1,600 1,400,000
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 ......... GBP 55 $ 82,841
Series N, 6.46%, 03/30/32
(d)
......... 300 484,967
Vanke Real Estate Hong Kong Co. Ltd., 3.50%,
11/12/29
(c)(e)
................... USD 1,166 1,168,769
Wanda Group Overseas Ltd.
(c)(e)
:
7.50%, 07/24/22 ................. 780 733,200
8.88%, 03/21/23 ................. 1,690 1,567,475
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)(e)
................... 619 597,335
Wanda Properties Overseas Ltd.
(c)(e)
:
7.25%, 04/28/22 ................. 1,500 1,481,250
6.88%, 07/23/23 ................. 4,493 4,336,587
Yango Justice International Ltd.
(c)(e)
:
10.00%, 02/12/23 ................ 683 635,190
9.25%, 04/15/23 ................. 754 603,200
8.25%, 11/25/23 ................. 1,080 745,200
7.50%, 04/15/24 ................. 1,687 1,298,990
7.88%, 09/04/24 ................. 1,315 854,750
7.50%, 02/17/25 ................. 1,275 828,750
Yanlord Land HK Co. Ltd.
(c)(e)
:
6.75%, 04/23/23 ................. 200 201,850
6.80%, 02/27/24 ................. 483 481,792
Yuzhou Group Holdings Co. Ltd.
(c)(e)
:
6.00%, 10/25/23 ................. 2,194 1,689,380
8.50%, 02/26/24 ................. 751 589,535
8.38%, 10/30/24 ................. 2,662 2,043,085
7.70%, 02/20/25 ................. 2,400 1,716,000
8.30%, 05/27/25 ................. 2,700 1,977,750
7.38%, 01/13/26 ................. 1,250 837,500
7.85%, 08/12/26 ................. 1,800 1,206,000
6.35%, 01/13/27 ................. 200 128,000
Zhenro Properties Group Ltd.
(c)(e)
:
8.70%, 08/03/22 ................. 1,400 1,360,887
9.15%, 05/06/23 ................. 485 472,663
8.30%, 09/15/23 ................. 1,804 1,719,776
8.35%, 03/10/24 ................. 500 477,594
7.88%, 04/14/24 ................. 1,569 1,416,317
7.10%, 09/10/24 ................. 1,335 1,158,112
7.35%, 02/05/25 ................. 1,391 1,199,737
6.63%, 01/07/26 ................. 705 595,725
6.70%, 08/04/26 ................. 1,200 984,000
Zhongliang Holdings Group Co. Ltd.:
8.50%, 05/19/22
(c)(e)
............... 1,790 1,449,900
226,510,677
Road & Rail — 0.4%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
100 105,690
EC Finance plc:
2.38%, 11/15/22 ................. EUR 1,573 1,828,659
3.00%, 10/15/26
(e)
................ 1,290 1,502,639
Loxam SAS
(e)
:
4.25%, 04/15/24 ................. 1,100 1,284,888
3.25%, 01/14/25 ................. 500 583,713
3.75%, 07/15/26 ................. 1,200 1,419,906
5.75%, 07/15/27 ................. 800 965,397
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(m)
............... GBP 800 1,115,733
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 217 225,072
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 1,045 1,113,970
0.00%, 12/15/25
( i )(j)
............... 343 333,612
7.50%, 09/15/27 ................. 703 767,588
6.25%, 01/15/28 ................. 587 629,552
4.50%, 08/15/29 ................. 876 882,023

BlackRock Income Fund
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Union Pacific Corp., 3.75%, 02/05/70 ..... USD 175 $ 196,714
12,955,156
Semiconductors & Semiconductor Equipment — 0.2%
ams AG
(e)( i )
:
0.00%, 03/05/25
(j)
................ EUR 2,200 2,251,816
2.13%, 11/03/27 ................. 100 114,464
Broadcom, Inc., 3.75%, 02/15/51
(b)
...... USD 1,980 1,975,841
Entegris , Inc.
(b)
:
4.38%, 04/15/28 ................. 156 163,410
3.63%, 05/01/29 ................. 92 93,853
KLA Corp., 3.30%, 03/01/50 .......... 560 589,195
Microchip Technology, Inc.:
1.63%, 02/15/25
( i )
................ 69 233,996
4.25%, 09/01/25 ................. 521 544,826
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
375 387,187
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 182 186,199
6,540,787
Software — 0.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 303 316,635
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 741 754,779
Boxer Parent Co., Inc.:
6.50%, 10/02/25
(e)
................ EUR 2,000 2,432,312
7.13%, 10/02/25
(b)
................ USD 283 302,060
9.13%, 03/01/26
(b)
................ 669 701,487
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(e)
......... EUR 1,053 1,219,743
Camelot Finance SA, 4.50%, 11/01/26
(b)
... USD 208 216,060
Castle US Holding Corp., 9.50%, 02/15/28
(b)
217 226,765
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(e)
......... EUR 1,080 1,257,273
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... USD 1,122 1,130,415
Clarivate Science Holdings Corp.
(b)
:
3.88%, 07/01/28 ................. 430 430,000
4.88%, 07/01/29 ................. 790 791,540
Consensus Cloud Solutions, Inc.
(b)
:
6.00%, 10/15/26 ................. 90 92,475
6.50%, 10/15/28 ................. 83 86,133
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 274 273,082
Elastic NV, 4.13%, 07/15/29
(b)
......... 492 494,460
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 130 133,250
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 200 197,000
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 526 531,260
NCR Corp.
(b)
:
5.00%, 10/01/28 ................. 253 258,518
5.13%, 04/15/29 ................. 431 444,469
6.13%, 09/01/29 ................. 29 31,465
5.25%, 10/01/30 ................. 130 136,309
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 190 196,650
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)(c)
234 240,435
Oracle Corp., 3.95%, 03/25/51 ......... 8,055 8,494,956
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 174 178,567
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 672 665,280
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
1,294 1,366,377
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 1,172 1,218,880
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
632 628,840
25,447,475
Specialty Retail — 0.9%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 121 124,177
4.75%, 03/01/30 ................. 119 124,206
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(l)
. USD 54 $ 51,262
Carvana Co.
(b)
:
5.50%, 04/15/27 ................. 432 440,943
4.88%, 09/01/29 ................. 245 242,622
China Grand Automotive Services Ltd., 8.63%,
04/08/22
(c)(e)
................... 1,660 1,553,449
Constellation Automotive Financing plc, 4.88%,
07/15/27
(e)
.................... GBP 1,416 1,892,846
Douglas GmbH, 6.00%, 04/08/26
(e)
...... EUR 800 940,766
Dufry One BV
(e)
:
2.50%, 10/15/24 ................. 500 572,548
0.75%, 03/30/26
( i )
................ CHF 1,200 1,269,042
2.00%, 02/15/27 ................. EUR 100 110,356
eG Global Finance plc:
4.38%, 02/07/25
(e)
................ 389 447,710
6.75%, 02/07/25
(b)(c)
............... USD 2,144 2,192,240
6.25%, 10/30/25 ................. EUR 2,768 3,275,248
8.50%, 10/30/25
(b)(c)
............... USD 200 208,250
6.25%, 03/30/26
(e)
................ GBP 1,275 1,769,473
Gap, Inc. (The)
(b)
:
3.63%, 10/01/29 ................. USD 128 128,320
3.88%, 10/01/31 ................. 99 99,000
Goldstory SASU, 5.38%, 03/01/26 ...... EUR 1,615 1,937,146
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 44 44,770
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 225 227,531
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
158 162,345
L Brands, Inc.:
6.63%, 10/01/30
(b)
................ 177 200,895
6.88%, 11/01/35 ................. 295 370,225
6.75%, 07/01/36 ................. 8 9,920
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 811 810,595
LCM Investments Holdings II LLC:
4.88%, 05/01/29
(b)
................ 302 309,873
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 144 149,466
Matalan Finance plc, 6.75%, 01/31/23 .... GBP 200 252,360
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... USD 109 115,404
Penske Automotive Group, Inc., 3.75%,
06/15/29 ..................... 75 75,422
PetSmart, Inc.
(b)
:
4.75%, 02/15/28 ................. 574 589,785
7.75%, 02/15/29 ................. 1,848 2,016,630
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 435 456,750
SRS Distribution, Inc.
(b)
:
4.63%, 07/01/28 ................. 659 672,312
6.13%, 07/01/29 ................. 378 389,340
Staples, Inc.
(b)
:
7.50%, 04/15/26 ................. 2,087 2,116,688
10.75%, 04/15/27 ................ 190 185,012
Tendam Brands SAU:
5.00%, 09/15/24 ................. EUR 500 572,363
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 300 345,315
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 1,298 1,369,390
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(l)
........... 199 205,468
29,027,463
Technology Hardware, Storage & Peripherals — 0.0%
Hurricane Finance plc, 8.00%, 10/15/25
(e)
.. GBP 230 333,098
Xerox Corp., 4.80%, 03/01/35 ......... USD 144 144,029
477,127

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
50
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL:
5.25%, 04/30/29 ................. EUR 855 $ 1,027,529
Crocs, Inc.
(b)
:
4.25%, 03/15/29 ................. USD 148 152,302
4.13%, 08/15/31 ................. 495 498,713
Delta Merlin Dunia Tekstil PT
(c)
:
Series A, 2.50%, 06/26/28
(d)
......... 300 58,556
Series B, 0.00%, 06/26/32
(j)
......... 300 17,110
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(e)(g)(i)(n)
............ EUR 500 515,611
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... USD 9 9,422
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 105 106,050
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(c)(e)
955 191,000
PVH Corp., 3.13%, 12/15/27
(e)
......... EUR 500 660,029
William Carter Co. (The)
(b)
:
5.50%, 05/15/25 ................. USD 34 35,724
5.63%, 03/15/27 ................. 44 45,612
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
111 112,110
3,429,768
Thrifts & Mortgage Finance — 0.2%
Deutsche Pfandbriefbank AG, 4.60%,
02/22/27
(e)
.................... EUR 200 255,425
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 874 954,207
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 302 273,769
Jerrold Finco plc, 5.25%, 01/15/27
(e)
..... GBP 674 942,566
Ladder Capital Finance Holdings LLLP
(b)
:
4.25%, 02/01/27 ................. USD 230 227,700
4.75%, 06/15/29 ................. 150 148,943
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 167,527
Nationstar Mortgage Holdings, Inc.
(b)
:
5.50%, 08/15/28 ................. 570 587,100
5.13%, 12/15/30 ................. 475 476,050
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.88%
(a)(m)
............... GBP 739 1,084,490
Rocket Mortgage LLC
(b)
:
2.88%, 10/15/26 ................. USD 241 235,505
4.00%, 10/15/33 ................. 244 242,170
5,595,452
Tobacco — 0.0%
Altria Group, Inc.:
4.40%, 02/14/26 ................. 63 70,758
5.95%, 02/14/49 ................. 485 614,238
Imperial Brands Finance plc, 2.13%, 02/12/27
(e)
EUR 100 123,431
808,427
Trading Companies & Distributors — 0.1%
Air Lease Corp., 3.88%, 07/03/23 ....... USD 125 131,419
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
96 95,400
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 133 136,908
9.75%, 08/01/27 ................. 59 66,817
5.50%, 05/01/28 ................. 703 707,728
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 183 179,340
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 28 27,891
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 353 370,376
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 911 942,447
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 11 12,045
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 474 505,820
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
7.25%, 06/15/28 ................. USD 647 $ 716,552
3,892,743
Transportation Infrastructure — 0.4%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(e)(m)
EUR 1,000 1,188,045
Atlantia SpA
(e)
:
1.88%, 07/13/27 ................. 100 120,587
1.88%, 02/12/28 ................. 921 1,109,356
Autostrade per l'Italia SpA :
2.00%, 12/04/28 ................. 882 1,072,245
2.00%, 01/15/30
(e)
................ 2,847 3,457,767
DP World Crescent Ltd., 3.75%, 01/30/30
(c)(e)
USD 1,242 1,325,835
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%, 03/31/28
(e)
........ EUR 1,000 1,200,558
Getlink SE, 3.50%, 10/30/25
(e)
......... 2,000 2,397,090
11,871,483
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... USD 101 108,237
Thames Water Kemble Finance plc, 4.63%,
05/19/26 ..................... GBP 2,197 3,084,090
3,192,327
Wireless Telecommunication Services — 1.3%
Connect Finco SARL, 6.75%, 10/01/26
(b)(c)
.. USD 2,566 2,684,678
Digicel International Finance Ltd., 8.75%,
05/25/24
(b)(c)
................... 200 206,663
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(c)(e)
.............. 367 401,406
Globe Telecom, Inc., 3.00%, 07/23/35
(c)(e)
.. 370 341,741
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 201 226,628
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(l)
......... 663 599,089
Matterhorn Telecom SA
(e)
:
3.13%, 09/15/26 ................. EUR 200 231,670
4.00%, 11/15/27 ................. 1,650 1,955,657
Oi Movel SA:
8.75%, 07/30/26
(c)(e)
............... USD 1,425 1,453,500
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(c)(e)(m)
....................... 2,331 2,325,406
2.13%, 07/06/24
(e)
................ EUR 968 1,108,231
4.50%, 04/20/25
(e)
................ 300 365,652
4.75%, 07/30/25
(e)
................ 2,085 2,549,322
3.13%, 09/19/25
(e)
................ 1,500 1,732,927
2.88%, 01/06/27
(e)
................ 1,235 1,370,192
5.00%, 04/15/28
(e)
................ 1,200 1,458,159
4.63%, 07/06/28
(c)(e)
............... USD 1,500 1,469,968
3.38%, 07/06/29 ................. EUR 797 871,607
4.00%, 09/19/29
(e)
................ 1,719 1,966,513
5.25%, 07/06/31
(c)(e)
............... USD 1,500 1,481,250
Sprint Corp., 7.63%, 03/01/26 ......... 477 577,993
Telefonica Europe BV
(a)(e)(m)
:
(EUR Swap Annual 6 Year + 4.11%), 4.38% EUR 500 627,715
(EUR Swap Annual 8 Year + 2.97%), 3.88% 3,800 4,764,873
T-Mobile USA, Inc.:
2.63%, 02/15/29 ................. USD 172 173,816
2.88%, 02/15/31 ................. 755 761,418
3.50%, 04/15/31
(b)
................ 719 758,282
3.50%, 04/15/31 ................. 419 441,892
Vmed O2 UK Financing I plc:
4.00%, 01/31/29 ................. GBP 1,400 1,900,507
4.50%, 07/15/31
(e)
................ 1,939 2,664,861
4.75%, 07/15/31
(b)(c)
............... USD 1,060 1,082,981

BlackRock Income Fund
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc:
2.50%, 05/24/39
(e)
................ EUR 100 $ 134,033
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(e)
............. 2,368 3,099,559
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)
........ 1,200 1,430,656
43,218,845
Total Corporate Bonds — 44.2%
(Cost: $1,483,428,720) ........................... 1,444,875,229
Floating Rate Loan Interests — 27.4%
Aerospace & Defense — 0.8%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. USD 7,002 7,021,454
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 ................. 1,424 1,428,092
Bleriot US Bidco , Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 4.13%
,
 10/30/26 .... 210 209,978
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 ................. 2,734 2,671,478
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 04/06/26 ................. 1,470 1,436,190
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 9,753 9,754,594
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 2,200 2,241,250
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 283 286,519
TransDigm , Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 12/09/25 ..... 2,537 2,505,732
27,555,287
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................ 395 395,987
Airlines — 0.5%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(c)(o)
.................... 3,877 4,006,763
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(c)
......... 4,159 4,173,251
American Airlines, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 12/15/23 1,065 1,040,746
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26
(c)
..... 2,079 2,026,801
United AirLines , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 5,149 5,180,741
16,428,302
Auto Components — 0.5%
(a)
Clarios Global LP, 1st Lien Term Loan:
(EURIBOR 1 Month + 3.25%),
3.25%, 04/30/26 ............... EUR 1,000 1,146,766
(LIBOR USD 1 Month + 3.25%),
3.33%, 04/30/26 ............... USD 6,889 6,854,225
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ..... 3,328 3,318,726
Security
Par (000)
Par (000) Value
Auto Components (continued)
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 02/05/26 ................. USD 4,354 $ 4,312,760
15,632,477
Automobiles — 0.1%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.33%
,
 01/01/38
(a)
.... 3,710 3,708,440
Building Products — 0.6%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 ................. 55 55,423
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 ................. 285 284,402
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 . 5,706 5,684,193
CP Iris Holdco I, Inc., Delayed Draw Term Loan,
10/02/28
(o)
..................... 149 148,329
CP Iris Holdco I, Inc., Term Loan, 10/02/28
(o)
. 743 741,616
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 1,357 1,356,448
Jeld-Wen , Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.33%
,
 07/28/28 ..... 1,423 1,420,472
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(o)
..................... 661 654,060
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(o)
............. 330 327,030
LSF10 XL Bidco SCA, Facility Term Loan B4,
04/12/28
(o)
..................... EUR 2,000 2,318,878
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. USD 244 244,460
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ..... 4,699 4,700,811
17,936,122
Capital Markets — 0.2%
(a)
Azalea TopCo , Inc., 1st Lien Term Loan,
07/24/26
(o)
..................... 1,485 1,487,193
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 ................. 3,617 3,592,875
Focus Financial Partners LLC, Delayed Draw
Term Loan, 06/30/28
(o)
............. 326 324,659
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 ................. 1,408 1,403,337
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.33%
,
 04/12/24
(f)
... 135 134,152
6,942,216
Chemicals — 0.9%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28
(c)
......... 4,843 4,835,792
Arc Falcon I, Inc., Delayed Draw Term Loan,
09/22/28
(o)
..................... 221 220,393
Arc Falcon I, Inc., Term Loan, 09/22/28
(o)
... 1,511 1,509,693
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 ................. 311 311,824
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 2,139 2,162,499

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
52
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. USD 397 $ 396,509
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 ................. 2,408 2,408,471
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 01/31/26 2,348 2,343,609
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 367 365,047
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 07/03/28
(c)
................ 886 888,154
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 03/28/25
(c)
1,085 1,081,660
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.83%
,
 03/30/26 68 68,233
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 3 Month + 2.25%),
5.50%
,
 11/07/24 ................. 341 340,415
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 06/30/27 ................. 2,246 2,241,098
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.58%
,
 01/01/38 ................. 1,456 1,447,481
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.34%
,
 05/15/24 ........... 3,222 3,215,324
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 10/01/25
(c)
... 61 60,608
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.38%
,
 10/14/24
(c)
................ 2,383 2,370,908
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 03/16/27 ................. 1,110 1,110,095
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 08/02/28 ................. 1,100 1,101,375
WR Grace Holdings LLC, Term Loan,
09/22/28
(o)
..................... 604 605,891
29,085,079
Commercial Services & Supplies — 0.9%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 ................. 2,663 2,663,721
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
2.58%
,
 04/06/28 ................. 716 710,149
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.83%
,
 09/07/27 533 530,548
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 ................. 7,247 7,177,738
Clean Harbors, Inc., Term Loan B, 09/21/28
(o)
1,242 1,241,478
EnergySolutions LLC, Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 05/09/25
(f)
... 202 201,009
GFL Environmental, Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 05/30/25
(c)
244 244,319
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26
(f)
................ USD 640 $ 623,670
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, 09/23/26
(o)
........... 2,348 2,344,472
Recycle and Resource US LLC, 1st Lien Term
Loan, 07/14/28
(c)(f)(o)
............... 522 520,695
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 07/30/25 ................. 2,080 2,018,634
Tempo Acquisition LLC, Term Loan:
 11/02/26
(o)
..................... 9,247 9,260,446
(LIBOR USD 1 Month + 3.00%),
3.50%, 08/31/28 ............... 608 608,505
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 1,005 1,004,603
Vericast Corp., Term Loan, (LIBOR USD 3
Month + 7.75%), 8.75%
,
 06/16/26 ..... 152 141,947
Viad Corp., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 07/30/28
(f)
........... 972 967,140
30,259,074
Construction & Engineering — 0.3%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.09%
,
 01/21/28 ........... 1,617 1,615,593
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 .... 6,263 6,260,370
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 ................. 1,861 1,858,272
9,734,235
Construction Materials — 0.3%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.08%
,
 01/15/27 ........... 3,516 3,490,515
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 503 502,747
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 1,355 1,345,026
Standard Industries, Inc., Term Loan,
09/22/28
(o)
..................... 3,463 3,464,870
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.13%
,
 05/29/26 ................. 669 664,700
9,467,858
Containers & Packaging — 0.6%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 ................. 6,549 6,560,623
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 1,619 1,615,512
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.75%),
5.25%
,
 02/12/26
(c)
................ 2,800 2,805,194
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 04/03/24 ................. 4,920 4,814,285
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.33%
,
 02/05/26 259 257,539
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 07/31/26 2,021 2,022,281

BlackRock Income Fund
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.25%
,
 08/18/27
(f)
... USD 808 $ 805,875
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(o)
............... 177 177,366
Trident TPI Holdings, Inc., Term Loan B3,
09/15/28
(o)
..................... 1,249 1,250,428
20,309,103
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
644 644,316
Diversified Consumer Services — 0.5%
(a)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... 468 468,504
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 ................. 1,267 1,262,034
Midas Intermediate Holdco II LLC, Term Loan,
12/22/25
(o)
..................... 4,612 4,382,491
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 4,905 5,208,521
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 747 737,970
SIRVA Worldwide, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
5.63%
,
 08/04/25 ................. 336 316,414
Sotheby's, Term Loan, (LIBOR USD 2 Month +
4.50%), 5.00%
,
 01/15/27 ........... 1,827 1,832,047
Verisure Holding AB, Facility Term Loan
B, (EURIBOR 3 Month + 3.25%),
3.25%
,
 03/27/28 ................. EUR 2,000 2,301,780
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28
(c)
................ USD 782 781,023
17,290,784
Diversified Financial Services — 2.4%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 1,369 1,372,360
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.58%
,
 07/31/26 ................. 3,695 3,698,746
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(f)
1,078 1,078,292
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.44%
,
 10/30/26 .... 489 485,661
Belron Group SA, Term Loan:
(EURIBOR 3 Month + 2.75%),
2.75%, 04/13/28 ............... EUR 2,000 2,305,117
(LIBOR USD 3 Month + 2.75%),
3.25%, 04/13/28 ............... USD 2,529 2,523,541
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26
(c)
... 10,030 10,033,594
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 7,982 7,998,230
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 5,340 5,343,409
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 184 185,303
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 5,924 5,932,576
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 07/11/25 ................. USD 1,489 $ 1,473,442
INEOS Styrolution Group Gmbh , Term
Loan B, (EURIBOR 1 Month + 2.75%),
2.75%
,
 01/29/26 ................. EUR 3,000 3,448,987
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(o)
..................... USD 3,618 3,582,093
Lealand Finance Co., BV, Term Loan,
06/28/24
(c)(f)(o)
................... 17 9,441
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 1.00%), 1.08%
,
 06/30/25
(c)
112 50,130
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 . 632 633,439
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 2 Month + 3.50%),
4.00%
,
 08/02/28 ................. 3,636 3,623,892
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 ................. 1,487 1,482,814
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.58% -
2.63%
,
 01/23/25 ................. 1,904 1,867,972
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.25%
,
 12/11/26 ................. 1,087 1,083,380
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, 05/29/26
(c)(o)
......... 3,745 3,210,103
Travelport Finance (Luxembourg) SARL, Term
Loan, 02/28/25
(c)(o)
................ 461 477,982
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 01/31/29 ................. 425 423,496
Veritas US, Inc., Term Loan B, 09/01/25
(o)
.. 7,346 7,371,510
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.08%
,
 02/28/27
(f)
..... 6,525 6,516,558
White Cap Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/19/27 1,044 1,046,480
Winterfell Financing SARL, Facility Term
Loan B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 05/04/28 ................. EUR 1,000 1,148,365
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.58%
,
 04/30/28 ................. USD 1,161 1,151,135
79,558,048
Diversified Telecommunication Services — 1.1%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%),
2.88%, 07/15/25
(c)
.............. 662 650,823
(LIBOR USD 3 Month + 2.75%),
2.90%, 01/31/26
(c)
.............. 3,427 3,364,437
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.12%
,
 08/14/26
(c)
... 5,576 5,553,177
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 153 152,960
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 ................. 601 601,487
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.00%),
3.00%
,
 05/15/26 ................. EUR 1,000 1,155,454

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
54
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 ................. USD 1,365 $ 1,362,363
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ........... 510 508,897
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 . 1,941 1,941,949
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.83%
,
 03/01/27 498 492,113
Lorca Holdco Ltd., Term Loan B2, (EURIBOR 6
Month + 4.25%), 4.25%
,
 09/17/27 ..... EUR 1,000 1,159,126
Orbcomm , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 USD 833 831,609
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 01/31/29 ................. 1,257 1,256,648
Virgin Media Ireland Ltd., Facility Term
Loan B1, (EURIBOR 6 Month + 3.50%),
3.50%
,
 07/15/29 ................. EUR 3,000 3,459,412
Zayo Group Holdings, Inc., Term Loan,
03/09/27
(o)
..................... USD 12,634 12,515,986
35,006,441
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 01/15/25 ................. 222 219,471
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.83%
,
 12/13/25 ................. 459 436,905
656,376
Electrical Equipment — 0.3%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
06/23/28
(f)(o)
..................... 1,274 1,274,000
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.58%
,
 09/13/24 9,251 9,219,759
10,493,759
Entertainment — 0.6%
(a)
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(c)(f)
2,922 2,907,390
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24
(f)
................ 2,837 2,830,049
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 ................. 4,075 3,970,227
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.83%
,
 03/13/28 2,354 2,352,287
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 05/30/25 ................. 36 35,570
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.84%
,
 05/18/25 ..... 5,717 5,595,752
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.21%
,
 01/20/28 469 466,600
18,157,875
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 08/21/25 ................. USD 1,630 $ 1,614,580
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 05/11/24 . 129 127,196
1,741,776
Food & Staples Retailing — 0.2%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.77%
,
 05/23/25 .... 113 113,030
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 05/23/25 2,455 2,456,347
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.83%
,
 06/27/23 ..... 1,567 1,556,782
US Foods, Inc., Term Loan B, 09/13/26
(o)
... 2,200 2,168,847
6,295,006
Food Products — 0.8%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 11/19/26
(c)
................ 634 625,982
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.84%
,
 10/01/25 ................. 1,618 1,595,262
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.58%
,
 10/10/26 .... 112 111,907
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 7,994 8,005,028
Froneri International Ltd., Facility 1st Lien Term
Loan B2, 01/29/27
(c)(o)
.............. 5,686 5,614,933
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 257 255,967
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 ................. 900 900,044
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 ................. 6,437 6,424,831
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 01/20/28 ................. 2,596 2,590,694
26,124,648
Health Care Equipment & Supplies — 0.2%
(a)
CTC AcquiCo GmbH, Facility Term Loan
B1, (EURIBOR 3 Month + 2.50%),
2.50%
,
 03/07/25 ................. EUR 1,000 1,152,234
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ..... USD 661 662,447
Mozart Debt Merger Sub, Inc., Term Loan B:
 09/30/28
(o)
..................... 3,100 3,093,211
0.00%, 09/30/28
(p)
................ EUR 1,000 1,155,454
6,063,346
Health Care Providers & Services — 0.9%
(a)
Azalea TopCo , Inc., 1st Lien Term Loan,
07/24/26
(o)
..................... USD 3,378 3,354,971
CAB, Facility Term Loan B, (EURIBOR 6 Month
+ 3.50%), 3.50%
,
 02/09/28 .......... EUR 1,000 1,152,072
CHG Healthcare Services, Inc. Term Loan,
09/29/28
(o)
..................... USD 1,371 1,372,467
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.83%
,
 10/10/25 2,879 2,554,766

BlackRock Income Fund
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.88%
,
 02/18/27 ................. USD 2,032 $ 2,018,906
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 4.63%
,
 03/05/26 605 568,081
Medical Solutions LLC, 2nd Lien Term Loan,
09/24/28
(o)
..................... 841 832,590
Option Care Health, Inc., Term Loan B,
08/06/26
(o)
..................... 6,482 6,478,633
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 06/30/25
(c)
................ 4,385 4,379,925
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 30 29,763
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 ................. 1,870 1,870,767
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.00%
,
 01/08/27 ................. 1,501 1,506,641
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 08/13/26 2,218 2,223,749
28,343,331
Health Care Technology — 0.4%
(a)
athenahealth , Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.38%
,
 02/11/26 ................. 213 213,356
GoodRx , Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 10/10/25 .... 1,888 1,884,590
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 ................. 7,223 7,236,673
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.08%
,
 08/27/25 3,024 3,026,993
12,361,612
Hotels, Restaurants & Leisure — 1.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.83%
,
 02/02/26 ................. 247 242,237
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24
(c)
268 268,868
Bally's Corp., Term Loan B, 10/02/28
(o)
.... 1,538 1,536,939
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.32%
,
 09/15/23 . 251 251,006
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 12/23/24 ................. 6,620 6,576,529
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 07/21/25 ................. 2,210 2,210,346
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 03/17/28
(f)
645 638,312
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.38%
,
 07/21/26
(c)
1,344 1,338,811
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.09%
,
 11/30/23
(c)
................ 486 484,197
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(f)
............... 58 63,064
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 USD 3,741 $ 3,721,096
IRB Holding Corp., Term Loan, 12/15/27
(o)
.. 8,266 8,276,494
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 .... 786 784,945
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 5,330 5,301,918
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24
(c)
99 96,354
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.83%
,
 08/14/24 ................. 851 847,005
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 2,033 2,012,669
Whatabrands LLC, Term Loan B, 08/03/28
(o)
. 3,472 3,466,861
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 05/30/25 ................. 147 145,715
38,263,366
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 4,838 4,826,651
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ............... 253 247,199
SWF Holdings I Corp., Term Loan B, 09/17/28
(o)
1,047 1,038,498
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 ................. 509 510,338
6,622,686
Household Products — 0.1%
(a)
Diamond (BC) BV, Term Loan B, 09/29/28
(o)
. 3,207 3,209,213
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.08%
,
 08/04/28 1,180 1,175,787
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28 413 411,719
4,796,719
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 08/12/26 ..... —
(q)
408
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27 ................. 1,977 1,974,463
1,974,871
Industrial Conglomerates — 0.2%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.08%
,
 03/31/25 .... 4,401 4,376,225
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 623 624,347
Quimper AB, Facility Term Loan B1, (EURIBOR
3 Month + 3.50%), 3.25%
,
 02/16/26 .... EUR 1,000 1,150,624
6,151,196
Information Technology — 0.0%
Idemia Group S.A.S., Facility Term Loan
B3, (EURIBOR 3 Month + 4.50%),
4.50%
,
 01/10/26
(a)
................ 1,000 1,161,246

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
56
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Insurance — 1.0%
(a)
Alliant Holdings Intermediate LLC, Term Loan:
 05/09/25
(o)
..................... USD 3,650 $ 3,622,749
(LIBOR USD 1 Month + 3.75%),
4.25%, 11/05/27 ............... 1,625 1,625,411
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 .... 3,025 3,005,908
AssuredPartners , Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%),
3.58%, 02/12/27 ............... 2,379 2,362,926
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ............... 279 278,487
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.33%
,
 01/31/28 2,320 2,311,484
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.33%
,
 01/20/29 1,768 1,758,718
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.21%
,
 11/03/23 ...... 726 721,470
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.33%
,
 12/23/26 ..... 3,353 3,301,446
Hub International Ltd., Term Loan, 04/25/25
(o)
5,230 5,177,105
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 236 235,590
NFP Corp., Term Loan, 02/15/27
(o)
....... 331 327,494
Ryan Specialty Group LLC, Term Loan,
09/01/27
(o)
..................... 761 760,287
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.33%, 12/31/25 ............... 599 594,485
(LIBOR USD 1 Month + 3.75%),
3.83%, 09/03/26 ............... 1,652 1,646,824
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 216 216,132
USI, Inc., Term Loan:
 05/16/24
(o)
..................... 4,350 4,318,348
(LIBOR USD 3 Month + 3.25%),
3.38%, 12/02/26 ............... 86 85,839
32,350,703
Interactive Media & Services — 0.7%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(c)(o)
.................... 3,026 3,025,516
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 1,613 1,603,547
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(o)
..................... 9,907 9,928,424
Grab Holdings, Inc., Term Loan, 01/29/26
(c)(o)
7,108 7,167,708
21,725,195
Internet & Direct Marketing Retail — 0.2%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27 ................. 3,701 3,703,732
Eagle Bidco Ltd., Facility Term Loan
B, (EURIBOR 3 Month + 3.75%),
3.75%
,
 03/20/28 ................. EUR 2,000 2,294,506
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27
(f)
......... USD 305 304,619
6,302,857
Security
Par (000)
Par (000) Value
IT Services — 0.9%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 09/19/24 ................. USD 1,552 $ 1,551,751
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 ................. 469 474,609
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.08%
,
 10/30/26 ................. 2,012 2,005,685
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 528 541,860
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 2,144 2,142,565
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 1.83%
,
 04/28/28 ........... 1,670 1,664,455
Flexential Intermediate Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 08/01/24 ................. 171 158,022
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 08/01/25 ................. 168 154,069
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 08/10/27 ................. 1,883 1,871,263
Ion Trading Finance Ltd, Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.92%
,
 04/01/28
(c)
563 563,226
Mitchell International, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 11/29/24 ................. 1,209 1,207,138
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.33%
,
 12/01/25 ................. 270 269,719
Mitchell International, Inc., Facility 1st Lien
Term Loan, 11/29/24
(o)
............. 1,446 1,445,004
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.58%
,
 02/12/27 ........... 4,102 4,008,335
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ........... 7,200 7,223,560
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/16/25 ................. 254 251,429
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(f)
664 662,340
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.83%
,
 11/16/26 .... 428 425,093
Virtusa Corp., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ...... 496 496,253
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.33%
,
 03/31/28 .......... 814 810,068
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.08%
,
 02/02/26 243 243,000
28,169,444
Life Sciences Tools & Services — 0.6%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 . 1,091 1,091,883
Catalent Pharma Solutions, Inc., Term Loan B3,
02/22/28
(o)
..................... 1,899 1,898,164
eResearchTechnology , Inc., 1st Lien Term
Loan, 02/04/27
(o)
................. 5,529 5,553,500
ICON Luxembourg SARL, Term Loan
(o)
:
 07/03/28 ...................... 942 945,265

BlackRock Income Fund
Schedules of Investments
57
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
 07/03/28
(c)
..................... USD 3,782 $ 3,793,943
Iqvia , Inc., Term Loan B1, (LIBOR USD 1
Month + 1.75%), 1.83%
,
 03/07/24 ..... 58 58,050
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 ................. 708 709,830
Parexel International Corp., Term Loan,
08/11/28
(o)
..................... 2,453 2,453,392
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.50%
,
 01/13/28 ........... 2,732 2,726,587
19,230,614
Machinery — 0.9%
(a)
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.38%
,
 05/18/24 .... 1,240 1,237,452
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.25%
,
 05/14/28 389 387,180
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 .... 2,542 2,537,043
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 03/01/27 ................. 652 643,238
Madison IAQ LLC, Term Loan, 06/21/28
(o)
.. 6,963 6,951,372
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25
(c)
... 8,983 8,813,819
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(c)(o)
.................. 805 806,467
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.83%
,
 03/02/27 .... 4,096 4,068,381
Wittur Holding GmbH, Facility 1st Lien Term
Loan B, (EURIBOR 6 Month + 4.50%),
4.50%
,
 10/02/26 ................. EUR 2,000 2,306,576
Zephyr German BidCo GmbH, Facility Term
Loan B1, (EURIBOR 1 Month + 3.75%),
3.00%
,
 03/10/28 ................. 1,000 1,153,346
Zurn Industries LLC, Term Loan B, 10/04/28
(o)
USD 186 185,953
29,090,827
Media — 1.4%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
... 743 742,749
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................ 5,368 4,773,467
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(p)
................ 377 453,281
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.08%
,
 05/03/28
(a)
.... 948 940,812
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/30/25
(a)
................ 1,063 1,061,879
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(a)
................ 9,906 9,692,376
CSC Holdings LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 2.58%
,
 04/15/27
(a)
.... 2,713 2,678,341
DirectTV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(a)
4,570 4,571,277
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 523 523,048
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
415 415,241
Security
Par (000)
Par (000) Value
Media (continued)
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.34%
,
 02/07/24
(a)
USD 390 $ 389,172
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)(c)
............... 145 146,605
Intelsat Jackson Holdings SA., Term Loan,
07/13/22
(a)(c)(o)
................... 57 57,552
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(o)
................ 2,967 2,843,046
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.33%
,
 03/24/25
(a)
................ 778 770,472
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.59%
,
 09/18/26
(a)
................ 411 410,051
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
4,259 4,252,482
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.58%
,
 12/17/26
(a)
................ 1,618 1,613,594
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)(f)
. 4,061 4,050,752
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.58%
,
 01/31/28
(a)
................ 603 598,760
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.84%
,
 12/31/28
(a)(c)
............... 2,485 2,481,438
Ziggo BV, Facility Term Loan H, (EURIBOR 6
Month + 3.00%), 3.00%
,
 01/31/29
(a)
.... EUR 1,000 1,145,098
44,611,493
Metals & Mining — 0.2%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.62%
,
 07/31/25 ................. USD 1,210 1,207,006
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 ................. 6,731 6,221,479
7,428,485
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 244 266,773
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.13%
,
 02/07/25 2,980 2,968,156
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 811 810,967
4,045,896
Personal Products — 0.2%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)(c)
............... 7,390 7,408,087
Pharmaceuticals — 0.4%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. 2,175 2,143,524
Bausch Health Cos., Inc., Term Loan,
06/02/25
(c)(o)
.................... 2,770 2,765,408
Cidron Aida Finco SARL, Facility Term
Loan B, (EURIBOR 3 Month + 5.00%),
5.00%
,
 05/29/28 ................. EUR 2,000 2,321,241

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
58
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 08/01/27 USD 386 $ 380,684
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.07%
,
 11/15/27 ................. 271 266,652
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28
(c)
2,935 2,937,961
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ..... 1,306 1,307,830
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(o)
............. 118 118,066
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 ................. 1,228 1,227,699
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28 539 538,073
14,007,138
Professional Services — 0.5%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ..... 1,921 1,914,874
CoreLogic , Inc., 1st Lien Term Loan, 06/02/28
(o)
6,499 6,490,876
Dun & Bradstreet Corp. (The), Term Loan,
02/06/26
(o)
..................... 8,463 8,451,938
16,857,688
Real Estate Management & Development — 0.1%
Foncia Management, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 03/27/28
(a)
................ EUR 3,000 3,446,381
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.58%
,
 02/25/27
(a)
USD 6,922 6,916,113
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.08%
,
 09/19/26
(a)
................ 224 223,541
Software — 3.7%
Avast Software BV, Term Loan, (EURIBOR 3
Month + 2.00%), 2.00%
,
 03/22/28
(a)
.... EUR 975 1,127,980
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(a)(o)
.................... USD 4,751 4,762,157
Boxer Parent Co., Inc., Term Loan
(a)
:
(LIBOR USD 3 Month + 3.75%),
3.88%, 10/02/25 ............... 3,719 3,696,278
(EURIBOR 3 Month + 4.00%),
4.00%, 10/02/25 ............... EUR 1,491 1,725,283
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.00%
,
 09/21/28
(a)
................ USD 2,142 2,139,323
Cloudera, Inc., 2nd Lien Term Loan, 08/10/29
(a)
(f)(o)
.......................... 1,687 1,678,565
Cloudera, Inc., Term Loan
(a)
:
(LIBOR USD 1 Month + 2.50%),
3.25%, 12/22/27 ............... 1,347 1,345,546
 07/08/28
(o)
..................... 6,955 6,941,994
ConnectWise LLC, Term Loan, 09/29/28
(a)(o)
. 1,444 1,440,390
Cornerstone OnDemand , Inc., Term Loan
(a)
:
(LIBOR USD 1 Month + 3.25%),
3.33%, 04/22/27 ............... 262 261,274
 09/21/28
(o)
..................... 1,518 1,514,205
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
.... 1,924 1,897,612
Security
Par (000)
Par (000) Value
Software (continued)
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28
(a)
......... USD 313 $ 312,806
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................ 9,034 9,061,692
Helios Software Holdings, Inc., Term Loan
(a)
:
(EURIBOR 3 Month + 3.75%),
3.75%, 03/11/28 ............... EUR 2,644 3,058,345
(LIBOR USD 3 Month + 3.75%),
3.92%, 03/11/28 ............... USD 1,624 1,621,564
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(p)
................ 676 684,788
Informatica LLC, Term Loan, 02/25/27
(a)(o)
... 8,671 8,638,199
Magenta Buyer LLC, 1st Lien Term Loan,
07/27/28
(a)(o)
.................... 8,789 8,786,275
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(a)(f)(o)
................... 3,251 3,246,936
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.84%
,
 09/30/24
(a)
.... 1,175 1,175,611
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24
(a)
1,379 1,382,067
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.34%
,
 02/23/29
(a)
2,209 2,240,059
Misys Ltd., 1st Lien Term Loan, (EURIBOR 3
Month + 3.00%), 4.00%
,
 06/13/24
(a)
.... EUR 992 1,148,180
Netsmart , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
USD 1,346 1,350,891
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................ 3,714 3,721,068
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.09%
,
 04/26/24
(a)
................ 1,346 1,344,632
Proofpoint , Inc., 1st Lien Term Loan, 08/31/28
(a)
(o)
........................... 8,702 8,654,139
RealPage , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28
(a)
14,618 14,568,177
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(a)(o)
.................... 6,054 6,019,148
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.83%
,
 04/16/25
(a)(c)
............... 192 190,354
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.34%
,
 03/03/28
(a)
................ 3,324 3,356,070
UKG, Inc., 1st Lien Term Loan
(a)
:
(LIBOR USD 1 Month + 3.75%),
3.83%, 05/04/26 ............... 4,961 4,968,014
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 5,513 5,520,464
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
.... 613 622,704
120,202,790
Specialty Retail — 0.7%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.38%
,
 11/13/25 . 90 89,915
EG Group Ltd., Facility Term Loan, 03/31/26
(o)
3,737 3,733,070
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, 05/04/28
(o)
.......... 4,742 4,750,831
MED ParentCo . LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.33%
,
 08/31/26 ................. 2,356 2,348,864

BlackRock Income Fund
Schedules of Investments
59
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Optiv , Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ..... USD 3,264 $ 3,216,493
Peer Holding III BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.25%),
3.25%
,
 01/16/27 ................. EUR 1,000 1,156,786
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... USD 8,213 8,225,145
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 254 253,885
23,774,989
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.08%
,
 07/23/26
(a)
................ 1,179 1,110,392
Trading Companies & Distributors — 0.3%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.33%
,
 05/19/28 ................. 1,431 1,422,252
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.59%
,
 07/27/28 ..... 8,024 7,983,628
TMK Hawk Parent Corp., Term Loan A,
05/30/24
(f)(o)
..................... 229 224,332
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 746 657,865
10,288,077
Transportation Infrastructure — 0.1%
(a)
First Student Bidco , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 07/21/28 1,318 1,310,358
First Student Bidco , Inc., Term Loan C, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 07/21/28 487 483,689
KKR Apple Bidco LLC, 1st Lien Term Loan,
09/22/28
(o)
..................... 673 672,038
KKR Apple Bidco LLC, 2nd Lien Term Loan,
09/21/29
(o)
..................... 274 277,940
2,744,025
Wireless Telecommunication Services — 0.2%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.43%
,
 05/27/24
(c)
................ 3,340 3,220,605
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 ................. 1,011 1,012,064
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 673 673,966
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.84%
,
 04/11/25 . 1,055 1,044,142
5,950,777
Total Floating Rate Loan Interests — 27.4%
(Cost: $894,344,565) ............................. 895,047,094
Foreign Agency Obligations — 1.0%
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.63%
,
08/01/27
(c)(e)
.................... 1,163 1,247,536
Security
Par (000)
Par (000) Value
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(c)(e)(m)
......................... USD 720 $ 721,800
Colombia — 0.0%
Ecopetrol SA
(c):
6.88%, 04/29/30 ................. 1,284 1,499,712
5.88%, 05/28/45 ................. 190 191,900
1,691,612
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(e)
......... EUR 1,300 1,556,678
France — 0.3%
Electricite de France SA
(a)(m)
:
(EUR Swap Annual 5 Year + 3.37%),
2.87%
(e)
..................... 600 717,777
(EUR Swap Annual 5 Year + 3.20%),
3.00%
(e)
..................... 400 481,480
(EUR Swap Annual 5 Year + 4.00%), 3.38% 4,600 5,601,811
(GBP Swap 13 Year + 3.96%), 6.00% ... GBP 1,300 1,933,280
8,734,348
Greece — 0.1%
Public Power Corp. SA
(e):
3.88%, 03/30/26 ................. EUR 803 969,686
3.38%, 07/31/28 ................. 770 921,417
1,891,103
India — 0.1%
Oil India Ltd., 5.13%
,
02/04/29
(c)(e)
........ USD 640 715,120
Power Finance Corp. Ltd.
(c)(e):
4.50%, 06/18/29 ................. 2,147 2,280,248
3.95%, 04/23/30 ................. 800 815,650
3,811,018
Indonesia — 0.0%
Bank Tabungan Negara Persero Tbk . PT,
4.20%
,
01/23/25
(c)(e)
............... 819 834,447
Pertamina Persero PT
(c)(e):
4.30%, 05/20/23 ................. 569 597,912
4.18%, 01/21/50 ................. 200 201,350
1,633,709
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA , 2.63%
,
04/28/25 ...................... EUR 125 148,047
Poste Italiane SpA , (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(e)(m)
.......... 1,925 2,210,313
2,358,360
Mexico — 0.0%
Petroleos Mexicanos
(c):
6.50%, 03/13/27 ................. USD 461 484,050
5.35%, 02/12/28 ................. 140 137,647
621,697
Pakistan — 0.1%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)(e)
........ 2,325 2,299,657

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
60
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Panama — 0.1%
(c)
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ USD 678 $ 711,179
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 858 875,053
Empresa de Transmision Electrica SA, 5.13%
,
05/02/49
(e)
..................... 1,139 1,270,697
2,856,929
Qatar — 0.1%
Qatar Petroleum
(c)(e):
3.13%, 07/12/41 ................. 900 899,820
3.30%, 07/12/51 ................. 825 830,507
1,730,327
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
(c):
3.50%, 04/16/29
(e)
................ 1,181 1,267,582
3.50%, 11/24/70
(b)
................ 760 713,450
1,981,032
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%
,
06/25/24
(c)(e)
. 850 519,191
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 2.00%
,
04/29/28
(b)(c)
.................... 455 457,275
Total Foreign Agency Obligations — 1.0%
(Cost: $34,087,514) .............................. 34,112,272
Foreign Government Obligations — 0.4%
Indonesia — 0.0%
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 6.25%
,
01/25/49
(c)(e)
.................... 600 754,237
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(c)(e)
.... 1,339 1,402,750
Pakistan — 0.2%
Islamic Republic of Pakistan
(c)(e):
6.00%, 04/08/26 ................. 1,785 1,767,346
7.38%, 04/08/31 ................. 1,990 1,982,757
8.88%, 04/08/51 ................. 1,045 1,050,340
4,800,443
Sri Lanka — 0.2%
Democratic Socialist Republic of Sri Lanka
(c)(e):
6.85%, 03/14/24 ................. 809 513,867
6.35%, 06/28/24 ................. 819 522,266
6.85%, 11/03/25 ................. 200 125,162
6.83%, 07/18/26 ................. 1,218 754,247
6.20%, 05/11/27 ................. 2,382 1,446,767
7.85%, 03/14/29 ................. 800 486,900
7.55%, 03/28/30 ................. 2,408 1,468,579
5,317,788
Total Foreign Government Obligations — 0.4%
(Cost: $13,545,341) .............................. 12,275,218
Shares
Shares
Investment Companies — 2.1%
Invesco Senior Loan ETF ............. 183,131 4,049,027
iShares 0-5 Year High Yield Corporate Bond
ETF
(r)
......................... 530,200 24,230,140
iShares Floating Rate Bond ETF
(r)
........ 308,079 15,662,737
Security
Shares
Shares Value
Investment Companies (continued)
VanEck J. P. Morgan EM Local Currency Bond
ETF .......................... 846,706 $ 25,375,779
Western Midstream Partners LP ......... 3,216 67,407
Total Investment Companies — 2.1%
(Cost: $70,499,498) .............................. 69,385,090
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 0.7%
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust:
Series 2006-OA11, Class A1B, (LIBOR USD
1 Month + 0.38%), 0.47%, 09/25/46
(a)
. USD 1,943 1,911,979
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,896 1,210,894
3,122,873
Commercial Mortgage-Backed Securities — 0.5%
BX Commercial Mortgage Trust, Series
2019-XL, Class G, (LIBOR USD 1 Month +
2.30%), 2.38%, 10/15/36
(a)(b)
......... 2,651 2,658,445
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class D, 2.79%, 04/10/49
(b)
. 1,000 910,863
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(a)(b)
.... 1,000 966,539
CSAIL Commercial Mortgage Trust, Series
2019-C17, Class C, 3.93%, 09/15/52 ... 2,158 2,273,193
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (LIBOR USD 1 Month + 0.00%),
3.65%, 10/10/34
(a)(b)
............... 990 1,023,153
GS Mortgage Securities Trust, Series 2015-
GC32, Class D, 3.35%, 07/10/48 ...... 220 210,090
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41
(a)(b)
..... 1,886 1,796,928
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class D, 4.76%,
03/15/50
(a)(b)
.................... 614 622,954
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................. 310 312,613
Series 2015-C25, Class D, 3.07%, 10/15/48 650 636,168
USDC, Series 2018, Class E, 4.64%,
05/13/38
(a)(b)
.................... 2,000 1,712,658
Velocity Commercial Capital Loan Trust
(a)(b)
:
Series 2019-3, Class M2, 3.28%, 10/25/49 2,928 2,956,293
Series 2019-3, Class M3, 3.38%, 10/25/49 874 872,893
Wells Fargo Commercial Mortgage Trust
(a)
:
Series 2015-C30, Class C, 4.65%, 09/15/58 1,000 1,077,250
Series 2016-NXS5, Class D, 5.15%,
01/15/59 .................... 308 331,635
18,361,675
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.26%, 08/15/57 .......... 25,520 1,781,894
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 281,965
2,063,859
Total Non-Agency Mortgage-Backed Securities — 0.7%
(Cost: $23,412,235) .............................. 23,548,407

BlackRock Income Fund
Schedules of Investments
61
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(s)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
.............. USD 811 $ —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Par (000)
Pa r (000)
Preferred Securities — 0.9%
Capital Trusts — 0.9%
Banks — 0.6%
(a)(m)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(e)
.. EUR 2,000 2,639,300
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... USD 108 118,800
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... 30 33,570
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 3 3,345
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 60 69,600
Citigroup, Inc.:
Series V, (SOFR + 3.23%), 4.70% ..... 10,975 11,221,938
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 4,190 4,341,678
JPMorgan Chase & Co.:
Series FF, (SOFR + 3.38%), 5.00% .... 389 406,019
Series HH, (SOFR + 3.13%), 4.60% .... 180 184,050
Wells Fargo & Co.:
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 83 92,504
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 520 536,250
19,647,054
Capital Markets — 0.2%
(a)(m)
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 4,500 4,691,250
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 1,050 1,083,075
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 340 360,400
6,134,725
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)
(m)
........................... 150 172,688
Electric Utilities — 0.0%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(m)
........... 400 413,620
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13%
(a)(m)
........... USD 2,070 $ 2,170,913
Total Capital Trusts — 0.9%
(Cost: $28,060,209) .............................. 28,539,000
Shares
Shares
Preferred Stocks — 0.0%
Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15-12/15/15,
cost $53,170)
(h)
.................. 57,545 592
Total Preferred Stocks — 0.0%
(Cost: $56,330) ................................ 592
Total Preferred Securities — 0.9%
(Cost: $28,116,539) .............................. 28,539,592
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2018-DNA1,
Class B1, (LIBOR USD 1 Month + 3.15%),
3.24%, 07/25/30
(a)
................ 1,500 1,529,847
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $1,500,000) .............................. 1,529,847
Shares
Shares
Warrants — 0.0%
Energy Equipment & Services — 0.0%
Afglobal UK Ltd. (Issued/exercisable 08/30/17,
1 share for 1 warrant, Expires 06/08/22,
Strike Price USD 1.00)
(g)
............ 897 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(g)
.... 495 5,940
Total Warrants — 0.0% ............................. 5,940
Total Long-Term Investments — 85.1%
(Cost: $2,822,625,279) ........................... 2,784,915,956

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
62
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
x
Security
Shares
Shares Value
Short-Term Securities — 15.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(r)(t)
.................. 518,858,639 $ 518,858,639
Total Short-Term Securities — 15.9%
(Cost: $518,858,639) ............................. 518,858,639
Total Options Purchased — 0.1%
(Cost: $3,488,164) .............................. 2,580,921
Total Investments Before Options Written — 101.1%
(Cost: $3,344,972,082 ) ........................... 3,306,355,516
Total Options Written — (0.0)%
(Premium Received — $848,467) .................... (636,257)
Total Investments Net of Options Written — 101.1%
(Cost: $3,344,123,615 ) ........................... 3,305,719,259
Liabilities in Excess of Other Assets — (1.1)% ............ (34,487,091)
Net Assets — 100.0% .............................. $ 3,271,232,168
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Non-income producing security.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $478,279, representing less than 0.05% of its net assets as of period end, and an original cost of $452,207.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Perpetual security with no stated maturity date.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Rounds to less than 1,000.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 137,443,744 $ 381,414,895 $ — $ — $ — $ 518,858,639 518,858,639 $ 52,818 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF ...... 23,302,290 — — — 927,850 24,230,140 530,200 1,191,983 —
iShares Floating Rate Bond ETF 15,625,767 — — — 36,970 15,662,737 308,079 74,371 —
$ — $ 964,820 $ 558,751,516 $ 1,319,172 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Income Fund
Schedules of Investments
63
Schedule of Investments
(continued)
September 30, 2021
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
64
Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 1,772 12/21/21 $ 233,406 $ (2,566,311)
U.S. Treasury Long Bond .................................................... 110 12/21/21 17,545 (404,909)
U.S. Treasury Ultra Bond .................................................... 14 12/21/21 2,682 (66,715)
U.S. Treasury 2 Year Note .................................................... 234 12/31/21 51,498 (24,355)
(3,062,290)
Short Contracts
Euro-Bobl ............................................................... 47 12/08/21 7,346 49,260
Euro-Bund .............................................................. 83 12/08/21 16,327 283,294
U.S. Treasury 10 Year Ultra Note ............................................... 79 12/21/21 11,491 144,294
Long Gilt ............................................................... 48 12/29/21 8,094 269,257
U.S. Treasury 5 Year Note .................................................... 83 12/31/21 10,192 42,502
788,607
$ (2,273,683)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,804,988 CHF 3,490,000 Standard Chartered Bank 10/14/21 $ 59,157
USD 2,986,812 EUR 2,560,000 Bank of America NA 10/14/21 20,837
USD 428,439,853 EUR 361,950,000 BNP Paribas SA 10/14/21 9,090,420
USD 1,903,096 EUR 1,640,000 Citibank NA 10/14/21 3,019
USD 461,432 EUR 390,000 Goldman Sachs International 10/14/21 9,584
USD 2,828,632 EUR 2,410,000 JPMorgan Chase Bank NA 10/14/21 36,445
USD 11,684,726 EUR 9,870,000 Morgan Stanley & Co. International plc 10/14/21 249,503
USD 1,417,572 EUR 1,210,000 Standard Chartered Bank 10/14/21 15,686
USD 422,626 GBP 310,000 Barclays Bank plc 10/14/21 4,928
USD 75,951,094 GBP 54,740,000 BNP Paribas SA 10/14/21 2,193,700
USD 4,217,665 GBP 3,040,000 JPMorgan Chase Bank NA 10/14/21 121,527
USD 457,537 GBP 330,000 Morgan Stanley & Co. International plc 10/14/21 12,891
USD 127,660 SEK 1,100,000 Bank of America NA 10/14/21 1,999
USD 1,122,617 JPY 123,581,620 Goldman Sachs International 12/15/21 11,478
USD 743,022 SGD 1,000,000 BNP Paribas SA 12/15/21 6,655
11,837,829
EUR 76,000 USD 88,263 JPMorgan Chase Bank NA 10/14/21 (210)
USD 592,720 GBP 440,000 Deutsche Bank AG 10/14/21 (142)
(352)
$ 11,837,477
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ..................... 432 12/17/21 EUR 100.00 EUR 2,167 $ 111,966
Put
iShares iBoxx $ High Yield Corporate Bond ETF ....... 26,438 10/15/21 USD 86.50 USD 231,306 700,607

BlackRock Income Fund
Schedules of Investments
65
Schedule of Investments
(continued)
September 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares Russell 2000 ETF ...................... 4,947 10/15/21 USD 214.00 USD 108,216 $ 1,454,418
2,155,025
$ 2,266,991
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 11/22/21 CNH 6.65 USD 389,257 $ 313,930
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
iShares iBoxx $ High Yield Corporate Bond ETF ........ 26,438 10/15/21 USD 84.50 USD 231,306 $ (277,599)
iShares Russell 2000 ETF ....................... 4,947 10/15/21 USD 200.00 USD 108,216 (358,658)
$ (636,257)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 BBB+ USD 30 $ (227) $ (1,022) $ 795
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 AA- EUR 310 (22,849) 45,142 (67,991)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB EUR 170 23,654 19,196 4,458
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BBB EUR 500 (35,935) 54,618 (90,553)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 AA- EUR 470 (33,779) 45,945 (79,724)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 A- EUR 180 21,690 8,762 12,928
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BBB EUR 160 19,280 14,031 5,249
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 A+ EUR 190 12,553 14,922 (2,369)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 605 51,800 23,895 27,905
$ 36,187 $ 225,489 $ (189,302)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
66
Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
OTC Swaps ..................................................... $ 226,511 $ (1,022) $ 51,335 $ (240,637) $ —
Options Written ................................................... N/A N/A 212,210 — (636,257)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 788,607 $ — $ 788,607
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 11,837,829 — — 11,837,829
Options purchased
Investments at value — unaffiliated
(b)
........... — — 2,266,991 313,930 — — 2,580,921
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 277,846 — — — — 277,846
$ — $ 277,846 $ 2,266,991 $ 12,151,759 $ 788,607 $ — $ 15,485,203
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 3,062,290 — 3,062,290
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 352 — — 352
Options written
Options written at value ..................... — — 636,257 — — — 636,257
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 241,659 — — — — 241,659
$ — $ 241,659 $ 636,257 $ 352 $ 3,062,290 $ — $ 3,940,558
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the year ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (652,731) $ — $ 554,630 $ — $ (98,101)
Forward foreign currency exchange contracts .... — — — 6,369,636 — — 6,369,636
Options purchased
(a)
.................... — 595,394 11,669,139 — (1,927,754) — 10,336,779
Options written ........................ — 606,036 (1,514,578) — 307,968 — (600,574)
Swaps .............................. — 2,351,377 — — — — 2,351,377
$ — $ 3,552,807 $ 9,501,830 $ 6,369,636 $ (1,065,156) $ — $ 18,359,117
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — (2,100,750) — (2,100,750)
Forward foreign currency exchange contracts .... — — — 10,479,612 — — 10,479,612
Options purchased
(b)
.................... — — (278,775) (677,508) 567,492 — (388,791)
Options written ........................ — — 222,848 — — — 222,848
Swaps .............................. — (108,181) — — — — (108,181)
$ — $ (108,181) $ (55,927) $ 9,802,104 $ (1,533,258) $ — $ 8,104,738

BlackRock Income Fund
Schedules of Investments
67
Schedule of Investments
(continued)
September 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 145,362,078
Average notional value of contracts — short ................................................................................. 113,131,423
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 437,008,355
Average amounts sold — in USD ........................................................................................ 9,485,820
Options:
Average value of option contracts purchased ................................................................................ 2,504,887
Average value of option contracts written ................................................................................... 962,618
Average notional value of swaption contracts purchased ......................................................................... 40,339,975
Average notional value of swaption contracts written ........................................................................... 10,695,000
Credit default swaps:
Average notional value — buy protection ................................................................................... 62,255
Average notional value — sell protection ................................................................................... 48,640,952
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,085,280 $ 550,856
Forward foreign currency exchange contracts ................................................................. 11,837,829 352
Options
(a)
......................................................................................... 2,580,921 636,257
Swaps — OTC
(b)
.................................................................................... 277,846 241,659
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 15,781,876 $ 1,429,124
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,352,271) (1,187,113)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 12,429,605 $ 242,011
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 336,766 $ — $ — $ (336,766) $ —
Barclays Bank plc ................................ 5,723 (1,022) — — 4,701
BNP Paribas SA ................................. 11,290,775 — — — 11,290,775
Citibank NA .................................... 3,019 — — — 3,019
Credit Suisse International .......................... 36,612 (2,369) — — 34,243
Goldman Sachs International ........................ 92,142 — — — 92,142
JPMorgan Chase Bank NA .......................... 282,189 (170,487) — (20,000) 91,702
Morgan Stanley & Co. International plc .................. 307,536 (67,991) — — 239,545
Standard Chartered Bank ........................... 74,843 — — — 74,843
$ 12,429,605 $ (241,869) $ — $ (356,766) $ 11,830,970

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
68
Schedule of Investments
(continued)
September 30, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(d)(e)
Barclays Bank plc ................................ $ 1,022 $ (1,022) $ — $ — $ —
Credit Suisse International .......................... 2,369 (2,369) — — —
Deutsche Bank AG ............................... 142 — — — 142
JPMorgan Chase Bank NA .......................... 170,487 (170,487) — — —
Morgan Stanley & Co. International plc .................. 67,991 (67,991) — — —
$ 242,011 $ (241,869) $ — $ — $ 142
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Income Fund
Schedules of Investments
69
Schedule of Investments
(continued)
September 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 256,223,436 $ 1,225,343 $ 257,448,779
Common Stocks:
Banks ............................................... — 5,202,597 — 5,202,597
Building Products ....................................... 8,548 — — 8,548
Capital Markets ........................................ — 1,785,835 — 1,785,835
Chemicals ............................................ 811,151 — — 811,151
Commercial Services & Supplies ............................. — — 160 160
Communications Equipment ................................ 72,122 — — 72,122
Construction & Engineering ................................ 24,167 — — 24,167
Diversified Telecommunication Services ........................ 259,916 — — 259,916
Electric Utilities ........................................ — 433,696 — 433,696
Electrical Equipment ..................................... 240,111 279,886 — 519,997
Equity Real Estate Investment Trusts (REITs) .................... 2,002,041 — — 2,002,041
Hotels, Restaurants & Leisure .............................. 171,102 — — 171,102
Life Sciences Tools & Services .............................. 963,544 — — 963,544
Machinery ............................................ — 425 — 425
Marine .............................................. — — — —
Media ............................................... 155,874 874,288 — 1,030,162
Metals & Mining ........................................ 527,887 — — 527,887
Oil, Gas & Consumable Fuels ............................... 3,770,077 197,801 — 3,967,878
Professional Services .................................... — 246,063 — 246,063
Road & Rail ........................................... 120,960 — — 120,960
Software ............................................. 237 — — 237
Corporate Bonds:
Aerospace & Defense .................................... — 18,049,527 — 18,049,527
Airlines .............................................. — 30,064,109 — 30,064,109
Auto Components ...................................... — 25,351,350 — 25,351,350
Automobiles .......................................... — 18,646,912 — 18,646,912
Banks ............................................... — 138,513,795 — 138,513,795
Beverages ........................................... — 7,400,427 — 7,400,427
Biotechnology ......................................... — 7,109,636 — 7,109,636
Building Products ....................................... — 8,277,081 — 8,277,081
Capital Markets ........................................ — 33,320,115 — 33,320,115
Chemicals ............................................ — 29,858,458 — 29,858,458
Commercial Services & Supplies ............................. — 32,506,321 — 32,506,321
Communications Equipment ................................ — 8,275,114 — 8,275,114
Construction & Engineering ................................ — 9,138,027 — 9,138,027
Construction Materials .................................... — 1,797,652 — 1,797,652
Consumer Finance ...................................... — 18,126,635 — 18,126,635
Containers & Packaging .................................. — 19,545,064 — 19,545,064
Distributors ........................................... — 227,534 — 227,534
Diversified Consumer Services .............................. — 4,894,510 — 4,894,510
Diversified Financial Services ............................... — 25,344,276 — 25,344,276
Diversified Telecommunication Services ........................ — 75,526,012 — 75,526,012
Electric Utilities ........................................ — 20,992,212 — 20,992,212
Electrical Equipment ..................................... — 3,521,038 — 3,521,038
Electronic Equipment, Instruments & Components ................. — 3,800,165 — 3,800,165
Energy Equipment & Services .............................. — 13,012,558 — 13,012,558
Entertainment ......................................... — 8,965,822 — 8,965,822
Equity Real Estate Investment Trusts (REITs) .................... — 19,939,581 — 19,939,581
Food & Staples Retailing .................................. — 14,797,199 — 14,797,199
Food Products ......................................... — 22,121,468 — 22,121,468
Gas Utilities ........................................... — 369,125 — 369,125
Health Care Equipment & Supplies ........................... — 6,143,825 — 6,143,825
Health Care Providers & Services ............................ — 34,472,692 — 34,472,692

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
70
Schedule of Investments
(continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Health Care Technology .................................. $ — $ 714,361 $ — $ 714,361
Hotels, Restaurants & Leisure .............................. — 65,164,472 — 65,164,472
Household Durables ..................................... — 16,228,102 — 16,228,102
Household Products ..................................... — 1,196,142 — 1,196,142
Independent Power and Renewable Electricity Producers ............ — 5,073,323 — 5,073,323
Insurance ............................................ — 29,693,317 — 29,693,317
Interactive Media & Services ............................... — 1,321,477 — 1,321,477
Internet & Direct Marketing Retail ............................ — 7,454,292 — 7,454,292
IT Services ........................................... — 19,471,694 — 19,471,694
Leisure Products ....................................... — 875,060 — 875,060
Life Sciences Tools & Services .............................. — 1,207,278 — 1,207,278
Machinery ............................................ — 14,653,730 — 14,653,730
Marine .............................................. — 6,208,643 — 6,208,643
Media ............................................... — 60,805,343 — 60,805,343
Metals & Mining ........................................ — 35,209,210 — 35,209,210
Mortgage Real Estate Investment Trusts (REITs) .................. — 56,645 — 56,645
Multiline Retail ......................................... — 2,489,022 — 2,489,022
Oil, Gas & Consumable Fuels ............................... — 93,385,551 — 93,385,551
Paper & Forest Products .................................. — 1,306,556 — 1,306,556
Personal Products ...................................... — 6,958,778 — 6,958,778
Pharmaceuticals ....................................... — 34,096,752 — 34,096,752
Professional Services .................................... — 8,229,511 — 8,229,511
Real Estate Management & Development ....................... — 226,510,677 — 226,510,677
Road & Rail ........................................... — 12,955,156 — 12,955,156
Semiconductors & Semiconductor Equipment .................... — 6,540,787 — 6,540,787
Software ............................................. — 25,447,475 — 25,447,475
Specialty Retail ........................................ — 29,027,463 — 29,027,463
Technology Hardware, Storage & Peripherals .................... — 477,127 — 477,127
Textiles, Apparel & Luxury Goods ............................ — 3,429,768 — 3,429,768
Thrifts & Mortgage Finance ................................ — 5,595,452 — 5,595,452
Tobacco ............................................. — 808,427 — 808,427
Trading Companies & Distributors ............................ — 3,892,743 — 3,892,743
Transportation Infrastructure ............................... — 11,871,483 — 11,871,483
Water Utilities ......................................... — 3,192,327 — 3,192,327
Wireless Telecommunication Services ......................... — 43,218,845 — 43,218,845
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 27,555,287 — 27,555,287
Air Freight & Logistics .................................... — 395,987 — 395,987
Airlines .............................................. — 16,428,302 — 16,428,302
Auto Components ...................................... — 15,632,477 — 15,632,477
Automobiles .......................................... — 3,708,440 — 3,708,440
Building Products ....................................... — 17,936,122 — 17,936,122
Capital Markets ........................................ — 6,808,064 134,152 6,942,216
Chemicals ............................................ — 29,085,079 — 29,085,079
Commercial Services & Supplies ............................. — 27,946,560 2,312,514 30,259,074
Construction & Engineering ................................ — 9,734,235 — 9,734,235
Construction Materials .................................... — 9,467,858 — 9,467,858
Containers & Packaging .................................. — 19,503,228 805,875 20,309,103
Distributors ........................................... — 644,316 — 644,316
Diversified Consumer Services .............................. — 17,290,784 — 17,290,784
Diversified Financial Services ............................... — 71,953,757 7,604,291 79,558,048
Diversified Telecommunication Services ........................ — 35,006,441 — 35,006,441
Electric Utilities ........................................ — 656,376 — 656,376
Electrical Equipment ..................................... — 9,219,759 1,274,000 10,493,759
Entertainment ......................................... — 12,420,436 5,737,439 18,157,875
Equity Real Estate Investment Trusts (REITs) .................... — 1,741,776 — 1,741,776
Food & Staples Retailing .................................. — 6,295,006 — 6,295,006
Food Products ......................................... — 26,124,648 — 26,124,648
Health Care Equipment & Supplies ........................... — 6,063,346 — 6,063,346
Health Care Providers & Services ............................ — 28,343,331 — 28,343,331
Health Care Technology .................................. — 12,361,612 — 12,361,612
Hotels, Restaurants & Leisure .............................. — 37,561,990 701,376 38,263,366
Household Durables ..................................... — 6,622,686 — 6,622,686
Household Products ..................................... — 4,796,719 — 4,796,719
Independent Power and Renewable Electricity Producers ............ — 1,974,871 — 1,974,871
Industrial Conglomerates .................................. — 6,151,196 — 6,151,196

BlackRock Income Fund
Schedules of Investments
71
Schedule of Investments
(continued)
September 30, 2021
Level 1 Level 2 Level 3 Total
Information Technology ................................... $ — $ 1,161,246 $ — $ 1,161,246
Insurance ............................................ — 32,350,703 — 32,350,703
Interactive Media & Services ............................... — 21,725,195 — 21,725,195
Internet & Direct Marketing Retail ............................ — 5,998,238 304,619 6,302,857
IT Services ........................................... — 27,507,104 662,340 28,169,444
Life Sciences Tools & Services .............................. — 19,230,614 — 19,230,614
Machinery ............................................ — 29,090,827 — 29,090,827
Media ............................................... — 40,560,741 4,050,752 44,611,493
Metals & Mining ........................................ — 7,428,485 — 7,428,485
Oil, Gas & Consumable Fuels ............................... — 4,045,896 — 4,045,896
Personal Products ...................................... — 7,408,087 — 7,408,087
Pharmaceuticals ....................................... — 14,007,138 — 14,007,138
Professional Services .................................... — 16,857,688 — 16,857,688
Real Estate Management & Development ....................... — 3,446,381 — 3,446,381
Road & Rail ........................................... — 6,916,113 — 6,916,113
Semiconductors & Semiconductor Equipment .................... — 223,541 — 223,541
Software ............................................. — 115,277,289 4,925,501 120,202,790
Specialty Retail ........................................ — 23,774,989 — 23,774,989
Technology Hardware, Storage & Peripherals .................... — 1,110,392 — 1,110,392
Trading Companies & Distributors ............................ — 10,063,745 224,332 10,288,077
Transportation Infrastructure ............................... — 2,744,025 — 2,744,025
Wireless Telecommunication Services ......................... — 5,950,777 — 5,950,777
Foreign Agency Obligations ................................. — 34,112,272 — 34,112,272
Foreign Government Obligations .............................. — 12,275,218 — 12,275,218
Investment Companies .................................... 69,385,090 — — 69,385,090
Non-Agency Mortgage-Backed Securities ........................ — 23,548,407 — 23,548,407
Other Interests .......................................... — — — —
Preferred Securities ...................................... — 28,539,000 — 28,539,000
U.S. Government Sponsored Agency Securities .................... — 1,529,847 — 1,529,847
Warrants .............................................. 5,940 — — 5,940
Short-Term Securities ....................................... 518,858,639 — — 518,858,639
Options Purchased:
Equity contracts .......................................... 2,266,991 — — 2,266,991
Foreign currency exchange contracts ........................... — 313,930 — 313,930
Unfunded Floating Rate Loan Interests
(a)
.............................. — 217 — 217
$ 599,644,397 $ 2,676,748,050 $ 29,962,694 $ 3,306,355,141
Investments valued at NAV
(b)
...................................... 592
$ —
$ 3,306,355,733
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 51,335 $ — $ 51,335
Foreign currency exchange contracts ............................ — 11,837,829 — 11,837,829
Interest rate contracts ....................................... 788,607 — — 788,607
Liabilities:
Credit contracts ........................................... — (240,637) — (240,637)
Equity contracts ........................................... (636,257) — — (636,257)
Foreign currency exchange contracts ............................ — (352) — (352)
Interest rate contracts ....................................... (3,062,290) — — (3,062,290)
$ (2,909,940) $ 11,648,175 $ — $ 8,738,235
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2021
BlackRock Annual Report to Shareholders
BlackRock Income Fund
72
Schedule of Investments
(continued)
September 30, 2021
See notes to financial statements.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities Total
Investments:
Assets:
Opening balance, as of September 30, 2020 ............................................... $ 11,344,347 $ 9,820 $ 3,978,718 $ 1,973,708 $ 17,306,593
Transfers into level 3 ............................................................. — — 2,865,213 — 2,865,213
Transfers out of level 3 ............................................................ (5,276,974) — (1,564,579) (984,052) (7,825,605)
Accrued discounts/premiums ......................................................... 178 — 30,964 (71) 31,071
Net realized gain ................................................................ 6,507 — 4,383 2,787 13,677
Net change in unrealized appreciation (depreciation)
(a)(b)
....................................... (31,213) (9,660) 229,275 (2,717) 185,685
Purchases ..................................................................... 1,236,379 — 37,861,295 — 39,097,674
Sales ........................................................................ (6,053,881) — (14,668,078) (989,655) (21,711,614)
Closing balance, as of September 30, 2021 ...............................................
$ 1,225,343 $ 160 $ 28,737,191 $ — $ 29,962,694
Net change in unrealized appreciation (depreciation) on investments still held at Se ptember 30, 2021
(b)
........
$ (11,258) $ (9,660) $ 209,281 $ — $ 188,363
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
73
(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.9%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.32%, 08/15/30
(b)(c)
......... USD 5,800 $ 5,800,417
Mosaic Solar Loan Trust, Series 2019-2A,
Class A, 2.88%, 09/20/40 ........... 120 125,518
Total Asset-Backed Securities — 0.9%
(Cost: $5,920,277) .............................. 5,925,935
Foreign Agency Obligations — 0.0%
Mexico — 0.0%
Petroleos Mexicanos :
7.19%, 09/12/24 ................. MXN 12 55,359
5.35%, 02/12/28
(c)
................ USD 39 38,345
6.50%, 01/23/29
(c)
................ 154 157,815
251,519
Total Foreign Agency Obligations — 0.0%
(Cost: $254,389) ................................ 251,519
Foreign Government Obligations — 3.3%
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(d)
... EUR 295 545,801
China — 2.6%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 52,640 7,975,640
2.41%, 06/19/25 ................. 10,500 1,613,636
2.85%, 06/04/27 ................. 7,400 1,149,006
3.01%, 05/13/28 ................. 1,830 286,525
2.68%, 05/21/30 ................. 43,260 6,546,161
17,570,968
Colombia — 0.2%
Republic of Colombia
(c)
:
4.50%, 03/15/29 ................. USD 462 486,630
3.13%, 04/15/31 ................. 810 757,249
1,243,879
Indonesia — 0.0%
Republic of Indonesia, 7.13%
,
06/15/42 .... IDR 1,097,000 78,226
Russia — 0.2%
Russian Federation:
7.65%, 04/10/30 ................. RUB 9,979 141,070
5.90%, 03/12/31 ................. 69,020 863,897
6.10%, 07/18/35 ................. 24,612 300,871
1,305,838
Spain — 0.2%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(d)
.... EUR 636 1,129,660
Total Foreign Government Obligations — 3.3%
(Cost: $21,083,462) .............................. 21,874,372
Non-Agency Mortgage-Backed Securities — 8.6%
Commercial Mortgage-Backed Securities — 7.8%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.96%, 09/15/34
(a)(b)
......... USD 2,760 2,759,967
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (LIBOR USD 1
Month + 0.85%), 0.93%, 09/15/34
(a)(b)
... 427 426,736
BFLD Trust
(a)(b)
:
Series 2019-DPLO, Class A, (LIBOR USD 1
Month + 1.09%), 1.17%, 10/15/34 ... 45 45,014
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-EYP, Class A, (LIBOR USD 1
Month + 1.15%), 1.23%, 10/15/35 ... USD 1,984 $ 1,993,924
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 1.15%, 09/25/38
(a)(b)
1,120 1,122,799
BX Commercial Mortgage Trust
(a)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.00%, 10/15/36
(b)
.. 1,371 1,374,107
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.53%, 10/15/36
(b)
.. 2,828 2,830,294
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.43%, 11/15/32
(b)
.. 2,083 2,084,062
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,490 3,636,828
Series 2021-VINO, Class A, (LIBOR USD 1
Month + 0.65%), 0.74%, 05/15/38
(b)
.. 1,470 1,471,495
BX Trust
(a)
:
Series 2018-BILT, Class A, (LIBOR USD 1
Month + 0.80%), 0.88%, 05/15/30
(b)
.. 282 281,824
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 3,955 4,227,651
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.28%, 01/15/34
(b)
.. 450 450,423
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.36%, 06/15/23
(b)
.. 780 780,726
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(a)
..................... 810 824,414
CHT Mortgage Trust, Series 2017-CSMO,
Class A, (LIBOR USD 1 Month + 0.93%),
1.01%, 11/15/36
(a)(b)
............... 460 460,415
CIM Retail Portfolio Trust, Series 2021-RETL,
Class A, (LIBOR USD 1 Month + 1.40%),
1.48%, 08/15/36
(a)(b)
............... 220 220,274
Citigroup Commercial Mortgage Trust:
Series 2016-P6, Class B, 4.36%, 12/10/49
(b)
735 804,135
Series 2020-420K, Class B, 2.86%,
11/10/42
(a)
................... 100 100,289
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 297 326,846
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 4,050 4,196,143
Series 2019-521F, Class B, (LIBOR USD 1
Month + 1.10%), 1.18%, 06/15/34
(a)(b)
. 923 909,596
Credit Suisse Mortgage Capital Certificates
(a)
:
Series 2020-NET, Class A, 2.26%, 08/15/37 972 998,947
Series 2021-980M, Class A, 2.39%,
07/15/31 .................... 600 610,798
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(b)
................... 658 736,728
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 2,205 2,386,626
Series 2019-C17, Class C, 3.93%, 09/15/52 863 909,066
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.88%, 02/15/38
(a)(b)
......... 630 630,635
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.12%,
12/15/36
(a)(b)
.................... 1,907 1,906,410
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.08%, 11/15/37
(a)(b)
........ 3,800 3,818,135
GS Mortgage Securities Trust, Series 2012-
GCJ9, Class C, 4.45%, 11/10/45
(a)(b)
.... 200 205,652
Hawaii Hotel Trust, Series 2019-MAUI, Class
A, (LIBOR USD 1 Month + 1.15%), 1.23%,
05/15/38
(a)(b)
.................... 100 100,093

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
74
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... USD 526 $ 544,615
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
:
Series 2020-609M, Class A, (LIBOR USD 1
Month + 1.37%), 1.45%, 10/15/33 ... 1,400 1,401,733
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 2.85%, 10/15/33 ... 400 400,878
Series 2020-MKST, Class B, (LIBOR USD 1
Month + 1.05%), 1.13%, 12/15/36 ... 986 983,656
KKR Industrial Portfolio Trust
(a)(b)
:
Series 2020-AIP, Class A, (LIBOR USD 1
Month + 1.04%), 1.12%, 03/15/37 ... 396 396,538
Series 2021-KDIP, Class B, (LIBOR USD 1
Month + 0.80%), 0.88%, 12/15/37 ... 140 140,092
Morgan Stanley Capital I Trust
(b)
:
Series 2018-H3, Class B, 4.62%, 07/15/51 533 598,772
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.98%, 07/15/35
(a)
.. 1,480 1,479,991
MSCG Trust, Series 2018-SELF, Class A,
(LIBOR USD 1 Month + 0.90%), 0.98%,
10/15/37
(a)(b)
.................... 464 464,140
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.28%, 05/15/31
(a)(b)
... 2,180 2,186,760
52,228,227
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(b)
Arbor Multifamily Mortgage Securities Trust
(a)
:
Series 2020-MF1, Class XA, 1.09%,
05/15/53 .................... 999 69,106
Series 2021-MF3, Class XA, 1.00%,
10/15/54 .................... 1,463 81,940
BANK:
Series 2020-BN29, Class XA, 1.46%,
11/15/53 .................... 2,771 280,819
Series 2021-BN33, Class XA, 1.18%,
05/15/64 .................... 9,664 767,083
Benchmark Mortgage Trust:
Series 2020-B20, Class XA, 1.74%,
10/15/53 .................... 16,383 1,746,878
Series 2020-B21, Class XA, 1.57%,
12/17/53 .................... 2,727 289,983
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.72%,
11/15/51 .................... 3,473 111,097
Series 2019-C16, Class XA, 1.73%,
06/15/52 .................... 10,209 1,004,107
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.62%, 10/15/52 ...... 7,674 724,020
Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class XA, 1.69%,
04/15/54 ...................... 2,490 286,031
5,361,064
Total Non-Agency Mortgage-Backed Securities — 8.6%
(Cost: $57,129,884) .............................. 57,589,291
U.S. Government Sponsored Agency Securities — 64.7%
Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 04/10/28 . 4,100 4,790,472
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(b)
................ USD 2,661 $ 216,381
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41 1,072 1,142,364
Series 2014-27, Class VC, 4.00%, 05/25/31 3,236 3,295,298
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46 ................. 500 535,684
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(b)
............. 811 941,449
6,131,176
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 1,737 1,834,351
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 1,428 1,504,948
3,339,299
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association:
Series 2020-32, 4.00%, 05/25/50 ...... 2,084 311,672
Series 2020-32, Class PI, 4.00%, 05/25/50 2,153 320,796
Government National Mortgage Association:
Series 2020-115, Class IM, 3.50%, 08/20/50 2,252 302,328
Series 2020-146, Class DI, 2.50%, 10/20/50 2,918 345,067
Series 2020-162, Class TI, 2.50%, 10/20/50 5,182 658,264
Series 2020-175, Class DI, 2.50%, 11/20/50 1,027 120,003
Series 2020-185, Class MI, 2.50%, 12/20/50 3,510 436,462
2,494,592
Interest Only Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
132,495 14,680
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(b)
:
Series K094, Class X1, 1.02%, 06/25/29 . 2,799 170,033
Series K105, Class X1, 1.64%, 03/25/53 . 9,014 998,535
Series K107, Class X1, 1.71%, 01/25/30 . 2,471 287,507
Series K109, Class X1, 1.70%, 04/25/30 . 1,898 220,607
Series K110, Class X1, 1.81%, 04/25/30 . 795 98,232
Series K113, Class X1, 1.49%, 06/25/30 . 3,200 336,650
Series K115, Class X1, 1.43%, 06/25/30 . 3,907 394,265
Series K116, Class X1, 1.53%, 07/25/30 . 1,409 150,111
Series K119, Class X1, 1.03%, 09/25/30 . 2,363 169,987
Series K120, Class X1, 1.13%, 10/25/30 . 11,398 911,576
Series K122, Class X1, 0.97%, 11/25/30 . 3,432 236,753
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58
(b)
......... 3,273 573,361
Government National Mortgage Association
Variable Rate Notes
(b)
:
Series 2005-9, 0.30%, 01/16/45 ....... 818 6
Series 2005-50, 0.37%, 06/16/45 ...... 1,530 9,164
Series 2006-30, 2.73%, 05/16/46 ...... 295 21
Series 2016-22, 0.78%, 11/16/55 ...... 14,080 445,614
Series 2016-45, 0.86%, 02/16/58 ...... 6,994 332,621
Series 2016-92, 0.77%, 04/16/58 ...... 2,281 100,357
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 ......... 7,634 467,469
Series 2016-151, 1.01%, 06/16/58 ..... 7,080 395,058

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
75
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-30, 0.61%, 08/16/58 ...... USD 3,392 $ 127,396
Series 2017-44, 0.63%, 04/17/51 ...... 3,508 134,346
Series 2017-53, 0.55%, 11/16/56 ...... 9,669 388,674
Series 2017-61, 0.74%, 05/16/59 ...... 2,239 116,456
Series 2017-64, 0.75%, 11/16/57 ...... 1,878 97,578
7,177,057
Mortgage-Backed Securities — 61.1%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 1,259 1,324,749
3.00%, 09/01/27 - 12/01/46 .......... 2,161 2,302,221
3.50%, 04/01/42 - 01/01/48 .......... 1,684 1,846,316
4.00%, 08/01/40 - 12/01/45 .......... 1,540 1,709,137
4.50%, 02/01/39 - 08/01/48 .......... 1,941 2,164,447
5.00%, 04/01/36 - 11/01/48 .......... 799 908,005
5.50%, 06/01/41 ................. 699 815,031
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 1,214 1,313,137
4.00%, 01/01/41 ................. 38 41,442
Government National Mortgage Association:
2.00%, 10/15/51
(e)
................ 18,439 18,704,781
2.50%, 10/15/51
(e)
................ 13,582 14,020,762
3.00%, 02/15/45 - 08/20/51 .......... 15,389 16,098,593
3.00%, 10/15/51
(e)
................ 9,866 10,307,532
3.50%, 01/15/42 - 10/20/46 .......... 8,364 8,946,929
3.50%, 10/15/51 - 11/15/51
(e)
......... 3,090 3,249,386
4.00%, 04/20/39 - 05/20/50 .......... 4,146 4,484,914
4.00%, 10/15/51
(e)
................ 801 850,014
4.50%, 12/20/39 - 08/20/50 .......... 3,818 4,192,624
5.00%, 12/15/38 - 07/20/41 .......... 1,493 1,707,946
7.00%, 06/15/23 - 11/15/23 .......... —
(f)
17
Uniform Mortgage-Backed Securities:
1.50%, 10/25/36 - 11/25/51
(e)
......... 24,836 24,384,521
2.00%, 10/01/31 - 03/01/32 .......... 736 760,947
2.00%, 10/25/36 - 11/25/51
(e)
......... 102,381 102,855,888
2.50%, 04/01/30 - 12/01/35 .......... 8,511 8,971,132
2.50%, 10/25/51 - 11/25/51
(e)
......... 82,447 84,981,555
3.00%, 04/01/28 - 08/01/50 .......... 20,247 21,602,281
3.00%, 10/25/51 - 11/25/51
(e)
......... 16,295 17,039,671
3.50%, 11/01/28 - 08/01/50 .......... 13,537 14,712,677
3.50%, 10/25/51 - 11/25/51
(e)
......... 10,875 11,508,599
4.00%, 09/01/33 - 06/01/50 .......... 10,183 11,233,779
4.00%, 10/25/51
(e)
................ 3,001 3,214,795
4.50%, 02/01/25 - 07/01/48 .......... 4,570 5,072,548
5.00%, 11/01/32 - 05/01/49 .......... 1,287 1,431,318
5.00%, 10/25/51
(e)
................ 2,157 2,371,015
5.50%, 02/01/35 - 04/01/41 .......... 2,223 2,565,942
6.00%, 05/01/33 - 06/01/41 .......... 2,050 2,400,661
6.50%, 05/01/40 ................. 446 525,628
410,620,940
Total U.S. Government Sponsored Agency Securities — 64.7%
(Cost: $435,232,704) ............................. 434,553,536
U.S. Treasury Obligations — 57.4%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 .......... 3,503 4,794,704
4.50%, 08/15/39 ................. 1,760 2,471,906
4.38%, 11/15/39 ................. 1,760 2,438,975
4.63%, 02/15/40 ................. 1,743 2,491,333
3.88%, 08/15/40 ................. 1,743 2,285,509
1.75%, 08/15/41 ................. 87 83,453
3.13%, 02/15/43 ................. 6,770 8,067,143
2.88%, 05/15/43 - 11/15/46 .......... 13,280 15,310,033
3.63%, 08/15/43 ................. 6,770 8,689,665
3.75%, 11/15/43 ................. 6,770 8,857,064
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.50%, 02/15/45 ................. USD 6,264 $ 6,764,631
2.75%, 11/15/47 ................. 6,264 7,116,981
3.00%, 02/15/48
(h)
................ 12,774 15,189,084
2.25%, 08/15/49 ................. 9,205 9,541,558
U.S. Treasury Notes:
1.50%, 01/31/22 - 02/15/30 .......... 28,190 28,329,008
1.75%, 04/30/22 - 11/15/29 .......... 60,870 62,189,964
2.13%, 12/31/22 - 05/15/25 .......... 40,360 42,012,014
0.50%, 03/15/23 - 05/31/27 .......... 35,575 35,141,714
0.25%, 04/15/23 ................. 8,835 8,841,557
2.75%, 05/31/23 ................. 13,020 13,566,738
2.25%, 11/15/24 - 08/15/27 .......... 27,938 29,540,105
2.00%, 02/15/25 ................. 16,270 17,018,039
0.38%, 04/30/25 ................. 14,918 14,752,504
1.50%, 08/15/26
(g)
................ 18,880 19,354,950
0.63%, 03/31/27 ................. 5,911 5,768,074
2.88%, 08/15/28 ................. 3,910 4,319,175
3.13%, 11/15/28 ................. 3,910 4,392,946
1.63%, 08/15/29 ................. 6,070 6,182,390
Total U.S. Treasury Obligations — 57.4%
(Cost: $376,551,757) ............................. 385,511,217
Total Long-Term Investments — 134.9%
(Cost: $896,172,473) ............................. 905,705,870
Shares
Shares
Short-Term Securities — 7.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
( i )(j)
.................. 47,493,852 47,493,852
Total Short-Term Securities — 7.1%
(Cost: $47,493,852) .............................. 47,493,852
Total Options Purchased — 0.0%
(Cost: $1,028,720) .............................. 472,345
Total Investments Before Options Written and TBA Sale
Commitments — 142.0%
(Cost: $944,695,045 ) ............................. 953,672,067
Total Options Written — (0.3)%
(Premium Received — $2,245,336) ................... (1,882,241)
Par (000)
Pa r (000)
TBA Sale Commitments — (12.6)%
(e)
Mortgage-Backed Securities — (12.6)%
Government National Mortgage Association:
2.00% ,  10/15/51 ................. 349 (354,031)
3.00% ,  10/15/51 ................. 2,824 (2,950,419)
3.50% ,  10/15/51 ................. 1,390 (1,461,404)
4.00% ,  10/15/51 ................. 113 (119,915)
4.50% ,  10/15/51 ................. 1,868 (1,991,757)
5.00% ,  10/15/51 ................. 185 (199,193)
Uniform Mortgage-Backed Securities:
2.50% ,  10/25/36 - 11/25/51 .......... 6,597 (6,815,350)
3.00% ,  10/25/36 - 10/25/51 .......... 8,835 (9,250,959)
3.50% ,  10/25/36 - 10/25/51 .......... 3,903 (4,135,126)
1.50% ,  10/25/51 ................. 8,870 (8,616,570)
2.00% ,  10/25/51 ................. 45,131 (45,252,643)
4.00% ,  10/25/51 ................. 380 (407,127)

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
76
(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50% ,  10/25/51 ................. USD 3,062 $ (3,311,508)
Total TBA Sale Commitments — (12.6)%
(Proceeds: $85,366,834) .......................... (84,866,002)
Security
Par (000)
Par (000) Value
Total Investments Net of Options Written and TBA Sale
Commitments — 129.1%
(Cost: $857,082,875 ) ............................. 866,923,824
Liabilities in Excess of Other Assets — (29.1)% ........... (195,316,873)
Net Assets — 100.0% .............................. $ 671,606,951
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
U.S. dollar denominated security issued by foreign domiciled entity.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Represents or includes a TBA transaction.
(f)
Rounds to less than 1,000.
(g)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)
Annualized 7-day yield as of period end.
(j)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/21
Shares
Held at
09/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 28,606,884 $ 18,886,968 $ — $ — $ — $ 47,493,852 47,493,852 $ 4,103 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
77
Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 47 12/21/21 $ 6,191 $ (2,399)
U.S. Treasury 10 Year Ultra Note ............................................... 3 12/21/21 436 119
U.S. Treasury 2 Year Note .................................................... 99 12/31/21 21,788 (12,609)
90-day Eurodollar ......................................................... 215 12/19/22 53,484 8,724
(6,165)
Short Contracts
Euro- Buxl ............................................................... 12 12/08/21 2,826 91,401
U.S. Treasury Long Bond .................................................... 81 12/21/21 12,920 221,759
U.S. Treasury Ultra Bond .................................................... 17 12/21/21 3,257 4,372
U.S. Treasury 5 Year Note .................................................... 242 12/31/21 29,717 25,526
90-day Eurodollar ......................................................... 278 03/18/24 68,614 (358)
342,700
$ 336,535
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 50,000 BRL 262,930 Credit Suisse International 10/04/21 $ 1,718
USD 50,000 BRL 265,046 HSBC Bank plc 10/04/21 1,330
KZT 9,845,472 USD 22,540 Citibank NA 10/08/21 555
RUB 5,154,757 USD 70,000 Goldman Sachs International 10/20/21 638
USD 82,802 EUR 70,000 State Street Bank and Trust Co. 10/20/21 1,692
USD 46,826 EUR 40,000 UBS AG 10/20/21 476
USD 50,000 MXN 1,030,355 Goldman Sachs International 10/20/21 214
USD 80,000 MXN 1,615,522 State Street Bank and Trust Co. 10/20/21 1,938
USD 50,000 PLN 196,997 Citibank NA 10/20/21 470
USD 50,000 PLN 192,298 Northern Trust Co. 10/20/21 1,652
USD 70,000 RUB 5,103,872 Goldman Sachs International 10/20/21 59
USD 89,054 MXN 1,790,000 Barclays Bank plc 10/29/21 2,670
USD 118,572 MXN 2,398,000 Citibank NA 10/29/21 2,847
USD 85,521 MXN 1,751,439 UBS AG 10/29/21 998
USD 56,816 MXN 1,156,538 Goldman Sachs International 11/24/21 1,220
USD 283,589 CAD 357,000 Bank of America NA 12/15/21 1,737
USD 1,708,087 EUR 1,442,000 BNP Paribas SA 12/15/21 35,134
USD 1,709,321 EUR 1,442,000 HSBC Bank plc 12/15/21 36,369
91,717
BRL 264,840 USD 50,000 Deutsche Bank AG 10/04/21 (1,368)
BRL 261,190 USD 50,000 Goldman Sachs International 10/04/21 (2,038)
EUR 110,000 USD 129,777 Citibank NA 10/20/21 (2,318)
EUR 40,000 USD 46,457 Natwest Markets plc 10/20/21 (108)
MXN 1,597,139 USD 80,000 Natwest Markets plc 10/20/21 (2,827)
USD 70,000 NOK 612,908 State Street Bank and Trust Co. 10/20/21 (104)
USD 47,157 RUB 3,503,028 Credit Suisse International 10/26/21 (807)
USD 387,228 RUB 28,755,721 HSBC Bank plc 10/26/21 (6,498)
USD 69,133 RUB 5,168,496 JPMorgan Chase Bank NA 10/26/21 (1,635)
USD 722,643 RUB 53,825,405 Morgan Stanley & Co. International plc 10/26/21 (14,341)
IDR 1,226,534,268 USD 85,832 Barclays Bank plc 10/29/21 (427)
IDR 4,128,314,692 USD 288,678 BNP Paribas SA 10/29/21 (1,224)
MXN 2,575,867 USD 128,808 BNP Paribas SA 10/29/21 (4,499)
MXN 3,425,569 USD 171,351 Deutsche Bank AG 10/29/21 (6,036)
USD 156,032 IDR 2,278,873,985 Bank of America NA 10/29/21 (2,646)
USD 83,354 IDR 1,222,933,500 BNP Paribas SA 10/29/21 (1,799)

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
78
Schedule of Investments
(continued)
September 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 24,209 IDR 351,980,162 Citibank NA 10/29/21 $ (299)
USD 24,228 IDR 351,980,161 HSBC Bank plc 10/29/21 (280)
USD 123,956 IDR 1,798,848,803 Citibank NA 11/17/21 (1,017)
USD 287,691 CNY 1,868,000 BNP Paribas SA 11/24/21 (819)
USD 2,754,246 CNY 18,023,785 Citibank NA 11/24/21 (29,503)
USD 44,305 RUB 3,285,186 Citibank NA 12/02/21 (389)
USD 57,182 RUB 4,228,800 HSBC Bank plc 12/02/21 (350)
USD 7,954,010 CNY 51,631,070 Barclays Bank plc 12/15/21 (6,831)
(88,163)
$ 3,554
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 03/10/22 CNH 6.70 CNH 6.70 USD 145 $ 26,009
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2021 Futures .......... 2,465 12/10/21 USD 99.38 USD 616,250 $ 138,656
90-day Eurodollar March 2022 Futures ............. 275 03/11/22 USD 98.75 USD 68,750 139,219
$ 277,875
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Goldman Sachs International 10/20/21 MXN 20.30 USD 204 $ 4,516
AUD Currency ........................... Goldman Sachs In ternational 11/10/21 USD 0.74 AUD 4,486 13,827
EUR Currency ........................... BNP Paribas SA 11/10/21 USD 1.18 EUR 4,328 7,684
GBP Currency ........................... UBS AG 11/10/21 USD 1.37 GBP 2,597 14,963
AUD Currency ........................... Citibank NA 11/12/21 USD 0.74 AUD 4,486 14,432
EUR Currency ........................... Standard Chartered Bank 11/12/21 USD 1.18 EUR 4,328 10,528
GBP Currency ........................... Standard Chartered Bank 11/12/21 USD 1.37 GBP 2,597 14,837
80,787
Put
USD Currency ........................... Royal Bank of Canada 11/10/21 CAD 1.25 USD 3,935 17,122
USD Currency ........................... Morgan Stanley & Co. International plc 11/12/21 CAD 1.25 USD 3,935 13,454
30,576
$ 111,363

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
79
Schedule of Investments
(continued)
September 30, 2021
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual Bank of America NA 11/10/21 0.74 % USD 8,833 $ 829
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 USD 17,800 56,269
$ 57,098
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar March 2022 Futures .............. 275 03/11/22 USD 98.25 USD 68,750 $ (39,531)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.44% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 12/09/21 1.44 % USD 5,100 $ (33,670)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 3,000 (76,876)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 15,000 (474,924)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 14,900 (622,577)
(1,208,047)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.44% Semi-Annual Bank of America NA 12/09/21 1.44 USD 5,100 (99,424)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 3,000 (38,310)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 15,000 (201,814)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 14,900 (295,115)
(634,663)
$ (1,842,710)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 1,165 $ 1,477 $ — $ 1,477
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 2,719 2,562 — 2,562
0.60% Annual 6 month WIBOR Semi-Annual N/A 07/23/23 PLN 616 1,496 — 1,496
28 day MXIBTIIE Monthly 5.84% Monthly N/A 08/14/23 MXN 16,994 (6,916) — (6,916)
1.39% Annual 3 month WIBOR Quarterly 09/05/22
(a)
09/05/23 PLN 1,907 1,483 — 1,483
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 959 (1,726) — (1,726)
28 day MXIBTIIE Monthly 6.11% Monthly N/A 08/15/24 MXN 11,241 (8,238) — (8,238)
28 day MXIBTIIE Monthly 6.12% Monthly N/A 08/15/24 MXN 670 (478) — (478)
3 month LIBOR Quarterly 0.89% Semi-Annual N/A 06/04/26 USD 11,900 (37,323) — (37,323)

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
80
Schedule of Investments
(continued)
September 30, 2021
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.03% Semi-Annual 3 month LIBOR Quarterly N/A 06/04/26 USD 11,900 $ (43,742) $ — $ (43,742)
1.69% Annual 6 month WIBOR Semi-Annual N/A 09/07/26 PLN 1,991 4,019 — 4,019
0.99% Semi-Annual 3 month LIBOR Quarterly 11/12/21
(a)
11/12/26 USD 1,449 9,032 — 9,032
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 4,700 (102,161) — (102,161)
28 day MXIBTIIE Monthly 7.08% Monthly N/A 09/02/31 MXN 4,640 (5,721) — (5,721)
$ (186,236) $ — $ (186,236)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.50% At Termination 04/28/31 USD 3,455 $ (130,424) $ — $ (130,424)
1 month USCPI At Termination 2.54% At Termination 06/18/31 USD 5,503 (144,347) — (144,347)
1 month USCPI At Termination 2.53% At Termination 08/11/31 USD 3,025 (47,975) — (47,975)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 490 (103,951) — (103,951)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 313 (66,532) — (66,532)
UK Retail Price Index All
Items Monthly At Termination 3.79% At Termination 09/15/41 GBP 269 (1,498) — (1,498)
UK Retail Price Index All
Items Monthly At Termination 3.89% At Termination 09/15/41 GBP 135 4,845 — 4,845
$ (489,882) $ — $ (489,882)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Colombia ....... 1.00 % Quarterly Goldman Sachs International 12/20/26 USD 372 $ 12,554 $ 8,712 $ 3,842
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 USD 750 387 (1,359) 1,746
$ – $ – $ –
$ 12,941 $ 7,353 $ 5,588
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 356,555 $ 15,528 $ — $ 15,528
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 356,555 (16,557) — (16,557)
1 week
CNREPOFI Quarterly 2.56% Quarterly Bank of America NA 12/15/26 CNY 50,000 17,844 — 17,844
$ 16,815 $ — $ 16,815

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
81
Schedule of Investments
(continued)
September 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00%
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
1 week CNREPOFI .................................... China Fixing Repo Rates 2.37
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.75
3 month LIBOR ....................................... London Interbank Offered Rate 0.13
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.13
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.21
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ — $ 24,914 $ (701,032) $ —
OTC Swaps ..................................................... 8,712 (1,359) 38,960 (16,557) —
Options Written ................................................... N/A N/A 545,640 (182,545) (1,882,241)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 351,901 $ — $ 351,901
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 91,717 — — 91,717
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — 137,372 334,973 — 472,345
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 20,069 4,845 24,914
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 14,300 — — 33,372 — 47,672
$ — $ 14,300 $ — $ 229,089 $ 740,315 $ 4,845 $ 988,549
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 15,366 — 15,366
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 88,163 — — 88,163
Options written
(b)
Options written at value ..................... — — — — 1,882,241 — 1,882,241
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 206,305 494,727 701,032
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,359 — — 16,557 — 17,916
$ — $ 1,359 $ — $ 88,163 $ 2,120,469 $ 494,727 $ 2,704,718
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
82
Schedule of Investments
(continued)
September 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the year ended September 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ 3,282,566 $ — $ 3,282,566
Forward foreign currency exchange contracts .... — — — (1,625,124) — — (1,625,124)
Options purchased
(a)
.................... — — — (265,429) 1,394,96 5 — 1,129,53 6
Options written ........................ — — — 8,387 1,231,281 — 1,239,668
Swaps .............................. — (8,481) — — (1,066,383) (191,674) (1,266,538)
$ — $ (8,481) $ — $ (1,882,166) $ 4,842,42 9 $ (191,674) $ 2,760,10 8
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — 344,803 — 344,803
Forward foreign currency exchange contracts .... — — — 51,582 — — 51,582
Options purchased
(b)
.................... — — — 54,054 (268,148) — (214,094)
Options written ........................ — — — — 143,738 — 143,738
Swaps .............................. — 5,588 — — 752,172 (714,592) 43,168
$ — $ 5,588 $ — $ 105,636 $ 972,565 $ (714,592) $ 369,197
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 109,008,254
Average notional value of contracts — short ................................................................................. 112,607,238
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 22,726,690
Average amounts sold — in USD ........................................................................................ 11,739,551
Options:
Average value of option contracts purchased ................................................................................ 2,043,111
Average value of option contracts written ................................................................................... 1,006,212
Average notional value of swaption contracts purchased ......................................................................... 27,120,750
Average notional value of swaption contracts written ........................................................................... 68,380,000
Credit default swaps:
Average notional value — buy protection ................................................................................... 561,000
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 24,278,933
Average notional value — receives fixed rate ................................................................................ 51,700,551
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 11,098,896
Average notional value — receives fixed rate ................................................................................ 7,987,880
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 40,258 $ 71,841
Forward foreign currency exchange contracts ................................................................. 91,717 88,163
Options
(a)(b)
........................................................................................ 472,345 1,882,241
Swaps — Centrally cleared ............................................................................. — 27,609
Swaps — OTC
(c)
.................................................................................... 47,672 17,916
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 651,992 $ 2,087,770
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(318,133) (138,981)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 333,859 $ 1,948,789
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments
83
Schedule of Investments
(continued)
September 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 35,938 $ (35,938) $ — $ — $ —
Barclays Bank plc ................................ 2,670 (2,670) — — —
BNP Paribas SA ................................. 42,818 (8,341) — — 34,477
Citibank NA .................................... 18,304 (18,304) — — —
Credit Suisse International .......................... 1,718 (807) — — 911
Deutsche Bank AG ............................... 56,269 (56,269) — — —
Goldman Sachs International ........................ 33,028 (2,038) — — 30,990
HSBC Bank plc .................................. 63,708 (7,128) — — 56,580
Morgan Stanley & Co. International plc .................. 15,200 (15,200) — — —
Northern Trust Co. ............................... 1,652 — — — 1,652
Royal Bank of Canada ............................. 17,122 — — — 17,122
Standard Chartered Bank ........................... 25,365 — — — 25,365
State Street Bank and Trust Co. ...................... 3,630 (104) — — 3,526
UBS AG ...................................... 16,437 — — — 16,437
$ 333,859 $ (146,799) $ — $ — $ 187,060
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 152,297 $ (35,938) $ — $ — $ 116,359
Barclays Bank plc ................................ 683,996 (2,670) — (681,326) —
BNP Paribas SA ................................. 8,341 (8,341) — — —
Citibank NA .................................... 33,526 (18,304) — — 15,222
Credit Suisse International .......................... 807 (807) — — —
Deutsche Bank AG ............................... 1,040,282 (56,269) — (984,013) —
Goldman Sachs International ........................ 2,038 (2,038) — — —
HSBC Bank plc .................................. 7,128 (7,128) — — —
JPMorgan Chase Bank NA .......................... 1,635 — — — 1,635
Morgan Stanley & Co. International plc .................. 15,700 (15,200) (500) — —
Natwest Markets plc .............................. 2,935 — — — 2,935
State Street Bank and Trust Co. ...................... 104 (104) — — —
$ 1,948,789 $ (146,799) $ (500) $ (1,665,339) $ 136,151
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio
84
Schedule of Investments
(continued)
September 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 905,705,870 $ — $ 905,705,870
Short-Term Securities ....................................... 47,493,852 — — 47,493,852
Options Purchased:
Foreign currency exchange contracts ........................... — 137,372 — 137,372
Interest rate contracts ...................................... 277,875 57,098 — 334,973
Liabilities:
Investments:
TBA Sale Commitments .................................... — (84,866,002) — (84,866,002)
$ 47,771,727 $ 821,034,338 $ — $ 868,806,065
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 5,588 $ — $ 5,588
Foreign currency exchange contracts ............................ — 91,717 — 91,717
Interest rate contracts ....................................... 351,901 53,441 — 405,342
Other contracts ........................................... — 4,845 — 4,845
Liabilities:
Foreign currency exchange contracts ............................ — (88,163) — (88,163)
Interest rate contracts ....................................... (54,897) (2,065,572) — (2,120,469)
Other contracts ........................................... — (494,727) — (494,727)
$ 297,004 $ (2,492,871) $ — $ (2,195,867)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
September 30, 2021
85
Financial Statements
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 997,530,363 $ 2,747,604,000 $ 906,178,215
Investments, at value — affiliated
(b)
........................................................... 2,823,535 558,751,516 47,493,852
Cash   ............................................................................... — 7,300,110 —
Cash pledged:
Collateral — OTC derivatives .............................................................. 1,690,000 — 2,180,000
Collateral — TBA commitments ............................................................. 647,000 — —
Futures contracts ...................................................................... 854,310 5,054,768 442,000
Centrally cleared swaps .................................................................. 158,000 — 810,560
Foreign currency, at value
(c)
................................................................ — 10,185,299 4,540,149
Receivables: – – –
Investments sold ...................................................................... 32,574,214 20,732,674 38,137,801
TBA sale commitments .................................................................. 72,142,992 — 85,366,834
Capital shares sold ..................................................................... 989,999 7,851,589 1,783,802
Dividends — affiliated ................................................................... 15 2,331 149
Dividends — unaffiliated ................................................................. — 28,928 —
Interest — unaffiliated ................................................................... 2,136,166 24,556,737 2,895,611
From the Manager ..................................................................... 19,063 150,478 49,950
Variation margin on futures contracts ......................................................... 1,875 1,085,280 40,258
Swap premiums paid ..................................................................... — 226,511 8,712
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 11,837,829 91,717
OTC swaps .......................................................................... — 51,335 38,960
Unfunded floating rate loan interests ......................................................... — 217 —
Prepaid expenses ....................................................................... 75,511 150,964 83 , 30 9
Total assets ...........................................................................
1,111,643,043 3,395,570,566 1,090,1 41 , 87 9
LIABILITIES
Bank overdraft .......................................................................... 161,290 — 1,038,140
Cash received:
Collateral — OTC derivatives .............................................................. — 530,000 —
Collateral — TBA commitments ............................................................. 13,000 — —
Options written, at value
(d)
.................................................................. 1,495,507 636,257 1,882,241
TBA sale commitments, at value
(e)
............................................................ 72,080,179 — 84,866,002
Payables: – – –
Investments purchased .................................................................. 471,333,639 110,570,175 328,339,062
Accounting services fees ................................................................. 48,453 275,577 65,057
Administration fees ..................................................................... 19,862 109,424 23,342
Capital shares redeemed ................................................................. 1,252,234 8,274,871 1,149,916
Custodian fees ........................................................................ 26,642 87,613 29,750
Deferred foreign capital gain tax ............................................................ — — 128
Income dividend distributions .............................................................. 179,471 878,502 298,680
Investment advisory fees ................................................................. 122,928 1,200,257 157,811
Trustees' and Officer's fees ............................................................... 591 — 955
Other affiliate fees ..................................................................... 7,622 2,150 9,482
Professional fees ...................................................................... 67,611 89,788 69,293
Registration fees ...................................................................... — 5,068 —
Service and distribution fees ............................................................... 50,077 78,588 89,733
Transfer agent fees .................................................................... 172,757 776,364 274,799
Other accrued expenses ................................................................. 57,207 30,897 35 , 00 8
Variation margin on futures contracts ......................................................... 130,105 550,856 71,841
Variation margin on centrally cleared swaps .................................................... 2,551 — 27,609
Swap premiums received .................................................................. — 1,022 1,359
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 352 88,163
OTC swaps .......................................................................... — 240,637 16,557
Total liabilities ..........................................................................
547,221,726 124,338,398 418,5 34 , 92 8
NET ASSETS ..........................................................................
$ 564,421,317 $ 3,271,232,168 $ 671,606,951

Statements of Assets and Liabilities
(continued)
September 30, 2021
2021
BlackRock Annual Report to Shareholders
86
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 638,624,595 $ 3,255,171,186 $ 699,658,863
Accumulated e arnings (loss) ................................................................ (74,203,278) 16,060,982 (28,051,912)
NET ASSETS ..........................................................................
$ 564,421,317 $ 3,271,232,168 $ 671,606,951
(a)
  Investments, at cost — unaffiliated .......................................................... $ 991,465,765 $ 2,785,784,651 $ 897,201,193
(b)
  Investments, at cost — affiliated ............................................................ $ 2,823,535 $ 559,187,431 $ 47,493,852
(c)
  Foreign currency, at cost ................................................................. $ — $ 10,226,275 $ 4,353,498
(d)
  Premiums received .................................................................... $ 1,801,715 $ 848,467 $ 2,245,336
(e)
  Proceeds from TBA sale commitments ....................................................... $ 72,142,992 $ — $ 85,366,834

Statements of Assets and Liabilities
(continued)
September 30, 2021
87
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
NET ASSET VALUE
Institutional
Net assets ......................................................................
$ 363,814,939 $ 2,622,329,113 $ 295,673,945
Shares outstanding ...............................................................
38,919,868 250,814,548 27,356,621
Net asset value ..................................................................
$ 9.35 $ 10.46 $ 10.81
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A
Net assets ......................................................................
$ 151,434,327 $ 230,457,220 $ 340,582,180
Shares outstanding ...............................................................
16,131,724 22,043,434 31,442,635
Net asset value ..................................................................
$ 9.39 $ 10.45 $ 10.83
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.001 $ 0.001 $ 0.001
Investor C
Net assets ......................................................................
$ 18,414,582 $ 35,554,812 $ 14,220,770
Shares outstanding ...............................................................
1,970,357 3,398,686 1,315,112
Net asset value ..................................................................
$ 9.35 $ 10.46 $ 10.81
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets ......................................................................
$ 30,757,469 $ 382,891,023 $ 16,753,145
Shares outstanding ...............................................................
3,300,969 36,622,948 1,549,992
Net asset value ..................................................................
$ 9.32 $ 10.45 $ 10.81
Shares authorized ................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets ......................................................................
$ — $ — $ 4,376,911
Shares outstanding ...............................................................
— — 404,127
Net asset value ..................................................................
$ — $ — $ 10.83
Shares authorized ................................................................
— — Unlimited
Par value ......................................................................
$ — $ — $ 0.001

Statements of Operations

Year Ended September 30, 2021
2021
BlackRock Annual Report to Shareholders
88
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Income Fund
BlackRock U.S.
Government
Bond Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ 817 $ 1,319,172 $ 4,103
Dividends — unaffiliated ................................................................. 4 1,081,373 —
Interest — unaffiliated ................................................................... 8,758,365 102,614,946 12,012,170
Foreign taxes withheld .................................................................. — (25,448) (8,840)
Total investment income ...................................................................
8,759,186 104,990,043 12,007,433
EXPENSES
Investment advisory .................................................................... 2,072,790 11,913,178 3,033,938
Service and distribution — class specific ...................................................... 668,372 809,605 1,150,773
Transfer agent — class specific ............................................................ 555,026 3,172,690 983,404
Administration ....................................................................... 256,360 987,428 323,678
Administration — class specific ............................................................ 121,918 514,523 155,574
Registration ......................................................................... 116,129 262,257 223,556
Accounting services .................................................................... 83,709 456,477 109,593
Professional ......................................................................... 74,171 94,216 89,020
Custodian ........................................................................... 42,862 138,662 57,102
Trustees and Officer .................................................................... 8,508 28,748 10,745
Miscellaneous ........................................................................ 110,642 86,415 116,164
Total expenses excluding interest expense .......................................................
4,110,487 18,464,199 6,253,547
Interest expense ........................................................................ 1,186 38,173 3,190
Total expenses .........................................................................
4,111,673 18,502,372 6,256,737
Less: – – –
Fees waived and/or reimbursed by the Manager ................................................. (466,118) (304,527) (862,640)
Transfer agent fees waived and/or reimbursed — class specific ....................................... (273,562) (1,147,850) (596,007)
Administration fees waived — class specific .................................................... (121,536) (439,329) (154,195)
Total expenses after fees waived and/or reimbursed ................................................
3,250,457 16,610,666 4,643,895
Net investment income ....................................................................
5,508,729 88,379,377 7,363,538
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,529,430) $ 24,151,664 $ (19,317,188)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
............................................................ $ 3,544,556 $ 60,047,288 $ 5,983,857
Forward foreign currency exchange contracts ................................................. — 6,369,636 (1,625,124)
Foreign currency transactions ........................................................... — 1,401,324 197,285
Futures contracts .................................................................... 1,396,871 (98,101) 3,282,566
Options written ..................................................................... 666,863 (600,574) 1,239,668
Swaps   .......................................................................... (924,183) 2,351,377 (1,266,538)
4,684,107 69,470,950 7,811,714
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................................... — 964,820 —
Investments — unaffiliated
(b)
............................................................ (9,981,889) (54,662,163) (27,764,194)
Forward foreign currency exchange contracts ................................................. — 10,479,612 51,582
Foreign currency translations ............................................................ — (117,096) 52,001
Futures contracts .................................................................... 713,217 (2,100,750) 344,803
Options written ..................................................................... 189,388 222,848 143,738
Swaps   .......................................................................... 865,747 (108,181) 43,168
Unfunded floating rate loan interests ....................................................... — 1,624 —
(8,213,537) (45,319,286) (27,128,902)
Net realized and unrealized gain (loss) .........................................................
(3,529,430) 24,151,664 (19,317,188)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ 1,979,299 $ 112,531,041 $ (11,953,650)
(a)
  Net of foreign capital gain tax of ............................................................ $ — $ — $ (4,529)
(b)
  Net o f increase in defe rred foreign capital gain tax of ..............................................
$ — $ — $ (128)

Statements of Changes in Net Assets
89
Financial Statements
See notes to financial statements.
BlackRock GNMA Portfolio BlackRock Income Fund
Year Ended September 30, Year Ended September 30,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 5,508,729 $ 11,577,439 $ 88,379,377 $ 57,486,134
Net realized gain (loss) .................................................... 4,684,107 (434,354) 69,470,950 (20,544,658)
Net change in unrealized appreciation (depreciation) ................................ (8,213,537) 7,845,665 (45,319,286) 6,847,904
Net increase in net assets resulting from operations ...................................
1,979,299 18,988,750 112,531,041 43,789,380
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (7,757,190) (9,664,123) (72,517,733) (51,450,923)
  Service .............................................................. (47,369) (165,522) — —
  Investor A ............................................................ (2,916,277) (4,476,553) (6,369,050) (5,326,152)
  Investor C ............................................................ (297,478) (803,210) (867,193) (1,235,281)
  Class K .............................................................. (1,009,386) (2,225,573) (11,080,525) (4,951,889)
Decrease in net assets resulting from distributions to shareholders .........................
(12,027,700) (17,334,981) (90,834,501) (62,964,245)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(46,415,937) 130,528,317 1,648,772,904 485,402,609
NET ASSETS
Total increase (decrease) in net assets ........................................... (56,464,338) 132,182,086 1,670,469,444 466,227,744
Beginning of year ..........................................................
620,885,655 488,703,569 1,600,762,724 1,134,534,980
End of year ..............................................................
$ 564,421,317 $ 620,885,655 $ 3,271,232,168 $ 1,600,762,724
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Annual Report to Shareholders
90
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Year Ended September 30,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 7,363,538 $ 12,559,321
Net realized gain ...................................................................................... 7,811,714 9,221,629
Net change in unrealized appreciation (depreciation) .............................................................. (27,128,902) 24,620,797
Net increase (decrease) in net assets resulting from operations .........................................................
(11,953,650) 46,401,747
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (5,766,221) (6,146,838)
  Service ............................................................................................ (3,791) (74,974)
  Investor A .......................................................................................... (4,978,441) (6,697,465)
  Investor C .......................................................................................... (111,837) (267,817)
  Investor C1 ......................................................................................... — (50,588)
  Class K ............................................................................................ (271,580) (251,979)
  Class R ............................................................................................ (47,691) (137,036)
Decrease in net assets resulting from distributions to shareholders .......................................................
(11,179,561) (13,626,697)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
(181,636,334) 208,076,330
NET ASSETS
Total increase (decrease) in net assets ......................................................................... (204,769,545) 240,851,380
Beginning of year ........................................................................................
876,376,496 635,525,116
End of year ............................................................................................
$ 671,606,951 $ 876,376,496
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
91
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Institutional
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.50 $ 9.46 $ 9.13 $ 9.59 $ 9.89
Net investment income
(a)
.....................................
0.09 0.22 0.27 0.25 0.19
Net realized and unrealized gain (loss) ............................
(0.04) 0.14 0.41 (0.38) (0.19)
Net increase (decrease) from investment operations ....................
0.05 0.36 0.68 (0.13) —
Distributions
(b)
– – – – –
From net investment income ..................................
(0. 20 ) (0.32) (0.35) (0.33) (0.30)
R eturn of capital ...........................................
— — (0.00)
(c)
— (0.00)
(c)
Total distributions ...........................................
(0. 20 ) (0.32) (0.35) (0.33) (0.30)
Net asset value, end of year ...................................
$ 9.35 $ 9.50 $ 9.46 $ 9.13 $ 9.59
Total Return
(d)
0.48% 3.86% 7.55% — —
Based on net asset value ......................................
0.47% 3.86% 7.55% (1.36)% 0.01%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.57% 0.65% 1.14% 1.06% 0.74%
Total expenses after fees waived and/or reimbursed ....................
0.43% 0.48% 0.95% 0.84% 0.52%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.43% 0.42% 0.42% 0.42% 0.43%
Net investment income .......................................
1.00% 2.28% 2.92% 2.69% 1.93%
Supplemental Data
Net assets, end of year (000) ....................................
$ 363,815 $ 356,671 $ 264,811 $ 249,030 $ 316,891
Portfolio turnover rate
(f )
.......................................
1,443% 1,380% 1,482% 1,450% 1,198%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. —% 0.00% 0.00% 0.00% 0.01%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 859% 912% 947% 823% 423%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
92
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor A
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.54 $ 9.50 $ 9.17 $ 9.63 $ 9.93
Net investment income
(a)
.....................................
0.07 0.19 0.25 0.23 0.16
Net realized and unrealized gain (loss) ............................
(0.05) 0.15 0.40 (0.38) (0.19)
Net increase (decrease) from investment operations ....................
0.02 0.34 0.65 (0.15) (0.03)
Distributions
(b)
– – – – –
From net investment income ..................................
(0. 17 ) (0.30) (0.32) (0.31) (0.27)
R eturn of capital ...........................................
— — (0.00)
(c)
— (0.00)
(c)
Total distributions ...........................................
(0. 17 ) (0.30) (0.32) (0.31) (0.27)
Net asset value, end of year ...................................
$ 9.39 $ 9.54 $ 9.50 $ 9.17 $ 9.63
Total Return
(d)
0.23% 3.60% 7.27% (1.58)% —
Based on net asset value ......................................
0.23% 3.60% 7.27% (1.58)% (0.23)%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.84% 0.93% 1.43% 1.33% 1.01%
(f)
Total expenses after fees waived and/or reimbursed ....................
0.68% 0.73% 1.20% 1.09% 0.78%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.68% 0.67% 0.67% 0.67% 0.68%
Net investment income .......................................
0.76% 2.04% 2.67% 2.44% 1.68%
Supplemental Data
Net assets, end of year (000) ....................................
$ 151,434 $ 161,035 $ 137,065 $ 120,582 $ 172,685
Portfolio turnover rate
(g )
.......................................
1,443% 1,380% 1,482% 1,450% 1,198%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. —% 0.00% 0.00% 0.00% 0.01%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 859% 912% 947% 823% 423%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
93
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor C
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.50 $ 9.46 $ 9.13 $ 9.58 $ 9.88
Net investment income
(a)
.....................................
0.01 0.12 0.18 0.16 0.09
Net realized and unrealized gain (loss) ............................
(0.06) 0.15 0.40 (0.37) (0.19)
Net increase (decrease) from investment operations ....................
(0.05) 0.27 0.58 (0.21) (0.10)
Distributions
(b)
– – – – –
From net investment income ..................................
(0. 10 ) (0.23) (0.25) (0.24) (0.20)
R eturn of capital ...........................................
— — (0.00)
(c)
— (0.00)
(c)
Total distributions ...........................................
(0. 10 ) (0.23) (0.25) (0.24) (0.20)
Net asset value, end of year ...................................
$ 9.35 $ 9.50 $ 9.46 $ 9.13 $ 9.58
Total Return
(d)
(0.53)% 2.83% 6.49% (2.24)% —
Based on net asset value ......................................
(0.53)% 2.83% 6.49% (2.24)% (0.99)%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.53% 1.63% 2.17% 2.07% 1.76%
(f)
Total expenses after fees waived and/or reimbursed ....................
1.43% 1.48% 1.95% 1.84% 1.53%
Total expenses after fees waived and/or reimbursed and excluding interest expense
1.43% 1.42% 1.42% 1.42% 1.43%
Net investment income .......................................
0.06% 1.30% 1.96% 1.70% 0.93%
Supplemental Data
Net assets, end of year (000) ....................................
$ 18,415 $ 31,336 $ 34,257 $ 44,241 $ 64,370
Portfolio turnover rate
(g )
.......................................
1,443% 1,380% 1,482% 1,450% 1,198%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. —% 0.00% 0.00% 0.00% 0.01%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 859% 912% 947% 823% 423%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
94
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Class K
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 9.47 $ 9.43 $ 9.10 $ 9.55 $ 9.85
Net investment income
(a)
.....................................
0.11 0.22 0.27 0.25 0.19
Net realized and unrealized gain (loss) ............................
(0.06) 0.14 0.41 (0.37) (0.19)
Net increase (decrease) from investment operations ....................
0.05 0.36 0.68 (0.12) —
Distributions
(b)
– – – – –
From net investment income ..................................
(0. 20 ) (0.32) (0.35) (0.33) (0.30)
R eturn of capital ...........................................
— — (0.00)
(c)
— (0.00)
(c)
Total distributions ...........................................
(0. 20 ) (0.32) (0.35) (0.33) (0.30)
Net asset value, end of year ...................................
$ 9.32 $ 9.47 $ 9.43 $ 9.10 $ 9.55
Total Return
(d)
0.52% 3.91% 7.62% (1.22)% —
Based on net asset value ......................................
0.52% 3.91% 7.62% (1.22)% 0.04%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.47% 0.54% 1.03% 0.94% 0.66%
Total expenses after fees waived and/or reimbursed ....................
0.38% 0.43% 0.90% 0.79% 0.50%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.38% 0.37% 0.37% 0.37% 0.38%
Net investment income .......................................
1.15% 2.34% 2.93% 2.73% 2.00%
Supplemental Data
Net assets, end of year (000) ....................................
$ 30,757 $ 67,675 $ 45,934 $ 20,802 $ 21,025
Portfolio turnover rate
(f )
.......................................
1,443% 1,380% 1,482% 1,450% 1,198%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. —% 0.00% 0.00% 0.00% 0.01%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 859% 912% 947% 823% 423%

Financial Highlights
(For a share outstanding throughout each period)
95
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
BlackRock Income Fund
Institutional
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Net investment income
(a)
.....................................
0.37 0.44 0.47 0.43 0.41
Net realized and unrealized gain (loss) ............................
0.25 (0.06) 0.24 (0.18) 0.20
Net increase from investment operations ............................
0.62 0.38 0.71 0.25 0.61
Distributions
(b)
– – – – –
From net investment income ..................................
(0.38) (0.47) (0.52) (0.43) (0.44)
From net realized gain .......................................
— (0.01) — — —
Total distributions ...........................................
(0.38) (0.48) (0.52) (0.43) (0.44)
Net asset value, end of year ...................................
$ 10.46 $ 10.22 $ 10.32 $ 10.13 $ 10.31
Total Return
(c)
6.13% 3.90% 7.22% 2.52% —
Based on net asset value ......................................
6.13% 3.90%
(d)
7.22% 2.52% 6.12%
Ratios to Average Net Assets
(e)
Total expenses
(f)
............................................
0.71% 0.73% 0.78% 0.83% 0.90%
Total expenses after fees waived and/or reimbursed ....................
0.62% 0.62% 0.62% 0.63% 0.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.62% 0.62% 0.62% 0.63% 0.63%
Net investment income .......................................
3.46% 4.35% 4.64% 4.22% 4.03%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,622,329 $ 1,300,683 $ 919,409 $ 457,518 $ 337,106
Portfolio turnover rate ........................................
81% 92% 77% 100% 126%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.03% 0.04% 0.01% 0.02%
Year Ended September 30,
2021 2020 2019 2018 2017
Expense ratios ............................................. N/A N/A N/A 0.82% 0.90%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
96
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.11%.
BlackRock Income Fund
Investor A
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.22 $ 10.32 $ 10.13 $ 10.30 $ 10.13
Net investment income
(a)
.....................................
0.34 0.41 0.44 0.40 0.39
Net realized and unrealized gain (loss) ............................
0.25 (0.05) 0.24 (0.16) 0.19
Net increase from investment operations ............................
0.59 0.36 0.68 0.24 0.58
Distributions
(b)
– – – – –
From net investment income ..................................
(0.36) (0.45) (0.49) (0.41) (0.41)
From net realized gain .......................................
— (0.01) — — —
Total distributions ...........................................
(0.36) (0.46) (0.49) (0.41) (0.41)
Net asset value, end of year ...................................
$ 10.45 $ 10.22 $ 10.32 $ 10.13 $ 10.30
Total Return
(c)
5.77% 3.64% 6.96% 2.36% —
Based on net asset value ......................................
5.77% 3.64%
(d)
6.96% 2.36% 5.86%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.90% 0.97% 1.04% 1.12%
(f)
1.17%
Total expenses after fees waived and/or reimbursed ....................
0.87% 0.87% 0.87% 0.88% 0.88%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.87% 0.87% 0.87% 0.88% 0.88%
Net investment income .......................................
3.23% 4.10% 4.40% 3.94% 3.81%
Supplemental Data
Net assets, end of year (000) ....................................
$ 230,457 $ 142,602 $ 102,857 $ 75,462 $ 109,702
Portfolio turnover rate ........................................
81% 92% 77% 100% 126%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.03% 0.04% 0.01% 0.02%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
97
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018, the expense ratio would have been 1.83%.
BlackRock Income Fund
Investor C
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.23 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Net investment income
(a)
.....................................
0.27 0.34 0.37 0.33 0.31
Net realized and unrealized gain (loss) ............................
0.24 (0.05) 0.23 (0.18) 0.19
Net increase from investment operations ............................
0.51 0.29 0.60 0.15 0.50
Distributions
(b)
– – – – –
From net investment income ..................................
(0.28) (0.37) (0.41) (0.33) (0.33)
From net realized gain .......................................
— (0.01) — — —
Total distributions ...........................................
(0.28) (0.38) (0.41) (0.33) (0.33)
Net asset value, end of year ...................................
$ 10.46 $ 10.23 $ 10.32 $ 10.13 $ 10.31
Total Return
(c)
4.97% 2.97% 6.16% 1.50% —
Based on net asset value ......................................
4.97% 2.97%
(d)
6.16% 1.50% 5.07%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.66% 1.73% 1.79% 1.84%
(f)
1.90%
Total expenses after fees waived and/or reimbursed ....................
1.62% 1.62% 1.62% 1.63% 1.63%
Total expenses after fees waived and/or reimbursed and excluding interest expense
1.62% 1.62% 1.62% 1.63% 1.63%
Net investment income .......................................
2.52% 3.37% 3.66% 3.21% 3.06%
Supplemental Data
Net assets, end of year (000) ....................................
$ 35,555 $ 30,905 $ 32,197 $ 29,812 $ 30,536
Portfolio turnover rate ........................................
81% 92% 77% 100% 126%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.03% 0.04% 0.01% 0.02%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
98
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
BlackRock Income Fund
Class K
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 10.22 $ 10.32 $ 10.13 $ 10.31 $ 10.14
Net investment income
(a)
.....................................
0.37 0.44 0.47 0.44 0.42
Net realized and unrealized gain (loss) ............................
0.25 (0.05) 0.24 (0.18) 0.19
Net increase from investment operations ............................
0.62 0.39 0.71 0.26 0.61
Distributions
(b)
– – – – –
From net investment income ..................................
(0.39) (0.48) (0.52) (0.44) (0.44)
From net realized gain .......................................
— (0.01) — — —
Total distributions ...........................................
(0.39) (0.49) (0.52) (0.44) (0.44)
Net asset value, end of year ...................................
$ 10.45 $ 10.22 $ 10.32 $ 10.13 $ 10.31
Total Return
(c)
6.09% 3.95% 7.27% 2.57% —
Based on net asset value ......................................
6.09% 3.95%
(d)
7.27% 2.57% 6.17%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.57% 0.65% 0.69% 0.74%
(f)
0.84%
Total expenses after fees waived and/or reimbursed ....................
0.56% 0.57% 0.57% 0.57% 0.58%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.56% 0.57% 0.57% 0.57% 0.58%
Net investment income .......................................
3.52% 4.40% 4.65% 4.37% 4.11%
Supplemental Data
Net assets, end of year (000) ....................................
$ 382,891 $ 126,573 $ 80,072 $ 15,849 $ 206
Portfolio turnover rate ........................................
81% 92% 77% 100% 126%
Year Ended September 30,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.02% 0.03% 0.04% 0.01% 0.02%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
99
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Institutional
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 11.11 $ 10.62 $ 10.03 $ 10.45 $ 10.76
Net investment income
(a)
.....................................
0.12 0.20 0.26 0.23 0.20
Net realized and unrealized gain (loss) ............................
(0.25) 0.51 0.62 (0.40) (0.26)
Net increase (decrease) from investment operations ....................
(0.13) 0.71 0.88 (0.17) (0.06)
Distributions
(b)
– – – – –
From net investment income ..................................
(0.17) (0.22) (0.29) (0.25) (0.24)
R eturn of capital ...........................................
— — (0.00)
(c)
— (0.01)
Total distributions ...........................................
(0.17) (0.22) (0.29) (0.25) (0.25)
Net asset value, end of year ...................................
$ 10.81 $ 11.11 $ 10.62 $ 10.03 $ 10.45
Total Return
(d)
(1.16)% 6.72% 8.86% (1.68)% —
Based on net asset value ......................................
(1.16)% 6.72% 8.86% (1.68)% (0.55)%
Ratios to Average Net Assets
Total expenses .............................................
0.65% 0.76%
(e)
1.20% 1.04% 0.90%
Total expenses after fees waived and/or reimbursed ....................
0.45% 0.56%
(e)
0.96% 0.76% 0.58%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.45% 0.45%
(e)
0.45% 0.45% 0.46%
Net investment income .......................................
1.10% 1.79%
(e)
2.51% 2.21% 1.81%
Supplemental Data
Net assets, end of year (000) ....................................
$ 295,674 $ 412,161 $ 217,815 $ 166,465 $ 165,709
Portfolio turnover rate
(f)
.......................................
715% 745% 837% 892% 982%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 458% 508% 571% 590% 658%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
100
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(f)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Investor A
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.79
Net investment income
(a)
.....................................
0.09 0.18 0.24 0.20 0.15
Net realized and unrealized gain (loss) ............................
(0.26) 0.50 0.61 (0.39) (0.25)
Net increase (decrease) from investment operations ....................
(0.17) 0.68 0.85 (0.19) (0.10)
Distributions
(b)
– – – – –
From net investment income ..................................
(0.14) (0.19) (0.26) (0.22) (0.21)
Return of capital ...........................................
— — (0.00)
(c)
— (0.01)
Total distributions ...........................................
(0.14) (0.19) (0.26) (0.22) (0.22)
Net asset value, end of year ...................................
$ 10.83 $ 11.14 $ 10.65 $ 10.06 $ 10.47
Total Return
(d)
(1.49)% 6.45% 8.57% (1.82)% —
Based on net asset value ......................................
(1.49)% 6.45% 8.57% (1.82)% (0.88)%
Ratios to Average Net Assets
Total expenses .............................................
0.91% 1.02%
(e)
1.47% 1.31% 1.16%
(f)
Total expenses after fees waived and/or reimbursed ....................
0.70% 0.81%
(e)
1.21% 1.01% 0.83%
Total expenses after fees waived and/or rei mbursed and excluding interest expense
0.70% 0.70%
(e)
0.70% 0.70% 0.71%
Net investment income .......................................
0.84% 1.61%
(e)
2.28% 1.96% 1.56%
Supplemental Data
Net assets, end of year (000) ....................................
$ 340,582 $ 414,711 $ 354,704 $ 353,770 $ 422,775
Portfolio turnover rate
(g)
.......................................
715% 745% 837% 892% 982%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 458% 508% 571% 590% 658%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
101
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Investor C
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 11.12 $ 10.63 $ 10.04 $ 10.46 $ 10.77
Net investment income
(a)
.....................................
0.01 0.09 0.16 0.12 0.07
Net realized and unrealized gain (loss) ............................
(0.26) 0.51 0.61 (0.40) (0.24)
Net increase (decrease) from investment operations ....................
(0.25) 0.60 0.77 (0.28) (0.17)
Distributions
(b)
– – – – –
From net investment income ..................................
(0.06) (0.11) (0.18) (0.14) (0.13)
Return of capital ...........................................
— — (0.00)
(c)
— (0.01)
Total distributions ...........................................
(0.06) (0.11) (0.18) (0.14) (0.14)
Net asset value, end of year ...................................
$ 10.81 $ 11.12 $ 10.63 $ 10.04 $ 10.46
Total Return
(d)
(2.23)% 5.66% 7.78% (2.66)% —
Based on net asset value ......................................
(2.23)% 5.66% 7.78% (2.66)% (1.54)%
Ratios to Average Net Assets
Total expenses .............................................
1.65% 1.80%
(e)
2.30% 2.14% 1.94%
Total expenses after fees waived and/or reimbursed ....................
1.45% 1.56%
(e)
1.96% 1.76% 1.58%
Total expenses after fees waived and/or reimbursed and excluding interest expense
1.45% 1.45%
(e)
1.45% 1.45% 1.46%
Net investment income .......................................
0.09% 0.84%
(e)
1.55% 1.21% 0.80%
Supplemental Data
Net assets, end of year (000) ....................................
$ 14,221 $ 25,922 $ 26,193 $ 35,014 $ 38,574
Portfolio turnover rate
(f)
.......................................
715% 745% 837% 892% 982%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 458% 508% 571% 590% 658%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders
102
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)
Annualized.
(i)
Offering and Board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been
1.04%.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(k)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock U.S. Government Bond Portfolio
Class K
Year Ended September 30, Period from
01/25/18
(a)
to 09/30/18 2021 2020 2019
Net asset value, beginning of period ............................................
$ 11.11 $ 10.62 $ 10.04 $ 10.27
Net investment income
(b)
....................................................
0.12 0.20 0.25 0.14
Net realized and unrealized gain (loss) ...........................................
(0.2 4) 0.51 0.62 (0.20)
Net increase (decrease) from investment operations ...................................
(0.12) 0.71 0.87 (0.06)
Distributions
(c)
............................................................
From net investment income .................................................
(0.18) (0.22) (0.29) (0.17)
Return of capital ..........................................................
— — (0.00)
(d)
—
Total distributions ..........................................................
(0.18) (0.22) (0.29) (0.17)
Net asset value, end of period .................................................
$ 10.81 $ 11.11 $ 10.62 $ 10.04
Total Return
(e)
(1.11)% 6.78% 8.81% (0.60)%
Based on net asset value .....................................................
(1.11)% 6.78% 8.81% (0.60)%
(f)
Ratios to Average Net Assets
Total expenses ............................................................
0.54% 0.64%
(g)
1.06% 1.03%
(h)( i )
Total expenses after fees waived and/or reimbursed ...................................
0.40% 0.51%
(g)
0.91% 0.86%
(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense ..............
0.40% 0.40%
(g)
0.40% 0.40%
(h)
Net investment income ......................................................
1.14% 1.79%
(g)
2.44% 2.03%
(h)
Supplemental Data
Net assets, end of period (000) .................................................
$ 16,753 $ 17,335 $ 5,031 $ 1,517
Portfolio turnover rate
(j)
.......................................................
715% 745% 837% 892%
(k)
Year Ended September 30, Period from
01/25/18
(a)
to 09/30/18 2021 2020 2019
Portfolio turnover rate (excluding MDRs) ........................................... 458% 508% 571% 590%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
103
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Government Bond Portfolio
Class R
Year Ended September 30,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 11.14 $ 10.65 $ 10.06 $ 10.47 $ 10.78
Net investment income
(a)
.....................................
0.06 0.16 0.21 0.18 0.13
Net realized and unrealized gain (loss) ............................
(0.25) 0.49 0.61 (0.40) (0.24)
Net increase (decrease) from investment operations ....................
(0.19) 0.65 0.82 (0.22) (0.11)
Distributions
(b)
– – – – –
From net investment income ..................................
(0.12) (0.16) (0.23) (0.19) (0.19)
Return of capital ...........................................
— — (0.00)
(c)
— (0.01)
Total distributions ...........................................
(0.12) (0.16) (0.23) (0.19) (0.20)
Net asset value, end of year ...................................
$ 10.83 $ 11.14 $ 10.65 $ 10.06 $ 10.47
Total Return
(d)
(1.73)% 6.18% 8.30% (2.07)% —
Based on net asset value ......................................
(1.73)% 6.18% 8.30% (2.07)% (1.04)%
Ratios to Average Net Assets
Total expenses .............................................
1.23% 1.36%
(e)
2.11% 1.64% 1.47%
Total expenses after fees waived and/or reimbursed ....................
0.95% 1.06%
(e)
1.46% 1.26% 1.08%
Total expenses after fees waived and/or reimbursed and excluding interest expense
0.95% 0.95%
(e)
0.95% 0.95% 0.96%
Net investment income .......................................
0.59% 1.51%
(e)
2.06% 1.72% 1.30%
Supplemental Data
Net assets, end of year (000) ....................................
$ 4,377 $ 5,133 $ 13,734 $ 19,660 $ 22,215
Portfolio turnover rate
(f)
.......................................
715% 745% 837% 892% 982%
Year Ended September 30,
2021 2020 2019 2018 2017
Portfolio turnover rate (excluding MDRs) ............................ 458% 508% 571% 590% 658%
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders
104
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor
C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
On July 6, 2021, GNMA and U.S. Government Bond's Service Shares converted into Investor A Shares.
On April 7, 2021, Class R Shares terminated as a share class of GNMA.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are
Fund Name Herein Referred To As
Diversification
Classification
BlackRock GNMA Portfolio .................................................. GNMA Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
BlackRock U.S. Government Bond Portfolio ....................................... U.S. Government Bond Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional, Service, Class K and Class R Shares ........................ No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
105
Notes to Financial Statements
presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940
Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”) ,  the trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
106
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
107
Notes to Financial Statements
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2021, certain investments of the Income Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
108
coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Income Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Income Fund Intelsat Jackson Holdings SA., Term Loan ................ $ 11,444 $ 11,294 $ 11,511 $ 217

Notes to Financial Statements
(continued)
109
Notes to Financial Statements
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund  realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended September 30, 2021, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment
GNMA
U.S. Government
Bond
Average Borrowings .............................................................................. $ 650,032 $ 4,963,792
Daily Weighted Average Interest Rate .................................................................. 0.18% 0.06%

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
110
of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options - The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option's expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(continued)
111
Notes to Financial Statements
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
112
pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of Income Fund for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Income Fund to the Manager.
With respect to U.S. Government Bond, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of U.S. Government Bond for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by U.S.
Government Bond to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as foll ows:
(a)
On July 6, 2021, GNMA and U.S. Government Bond's Service Shares converted into Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
GNMA
U.S. Government
Bond
Average Daily Net Assets
Investment
Advisory Fees
Investment
Advisory Fees
First $1 Billion ............................................................................................ 0.340% 0.390%
$1 Billion - $3 Billion ........................................................................................ 0.320 0.370
$3 Billion - $5 Billion ....................................................................................... 0.310 0.350
$5 Billion - $10 Billion ....................................................................................... 0.300 0.340
Greater than $10 Billion ..................................................................................... 0.280 0.330
Income Fund
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion .......................................................................................................... 0.500%
$1 Billion - $2 Billion ...................................................................................................... 0.450
$2 Billion - $3 Billion ..................................................................................................... 0.425
Greater than $3 Billion .................................................................................................... 0.400
Share Class Service Fees Distribution Fees
Service
(a)
................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25
Fund Name Service Investor A Investor C Class R Total
GNMA ................................................................. $ 5,991 $ 399,194 $ 263,187 — $ 668,372
Income Fund ............................................................. — 478,368 331,237 — 809,605
U.S. Government Bond ...................................................... 706 936,1 9 4 191,580 22,2 9 3 1,150,773

Notes to Financial Statements
(continued)
113
Notes to Financial Statements
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2021, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent - class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  September 30, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund's Investor
A Shares as follows:
For the year ended September 30, 2021, affiliates received CDSCs as follows:
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Fund Name Institutional Service Investor A Investor C Class K Class R Total
GNMA .................................................. $ 75,135 $ 479 $ 31,933 $ 5,263 $ 9,108 — $ 121,918
Income Fund .............................................. 408,295 — 38,266 6,624 61,338 — 514,523
U.S. Government Bond ....................................... 72,570 57 74,889 3,831 3,335 892 155,574
Fund Name Institutional Investor A Total
GNMA ......................................................................................... $ 12,092 $ 3,030 $ 15,122
U.S. Government Bond .............................................................................. 52,112 2,904 55,016
Fund Name Institutional Service Investor A Investor C Class K Class R Total
GNMA .......................................... $ 8,694 $ — $ 1,513 $ 324 $ 189 $ — $ 10,720
Income Fund ...................................... 2,279 — 840 1,025 — — 4,144
U.S. Government Bond ............................... 901 5 14,338 950 49 51 16,294
Fund Name Institutional Service Investor A Investor C Class K Class R Total
GNMA .................................................. $ 351,571 $ 3,096 $ 185,781 $ 14,312 $ 26 6 $ — $ 555,02 6
Income Fund .............................................. 2,951,9 5 9 — 163,444 31,0 1 2 26,275 — 3,172,690
U.S. Government Bond ....................................... 448,0 7 5 4 8 1 501,1 9 1 23,084 1,6 4 9 8,924 983,404
GNMA ................................................................................................................ $ 19,134
Income Fund ............................................................................................................ 38,400
U.S. Government Bond ..................................................................................................... 7,007
Fund Name Investor A Investor C
GNMA ..................................................................................................... $ 15,273 $ 3,653
Income Fund ................................................................................................. 11,067 4,401
U.S. Government Bond .......................................................................................... 11,883 1,567

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
114
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the year ended September 30, 2021, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2022.  The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2021, Income Fund waived $168,202 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
(a)
On July 6, 2021, GNMA and U.S. Government Bond's Service Shares converted into Investor A Shares.
(b)
On April 7, 2021, Class R Shares terminated as a share class of GNMA.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through January 31, 2022, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
GNMA .................................................................................................................... $ 2,100
Income Fund ................................................................................................................ 129,497
U.S. Government Bond ......................................................................................................... 11,131
Fund Name Institutional Service
(a)
Investor A Investor C Class K Class R
GNMA ...................................................... 0.42% 0.67% 0.67% 1.42% 0.37% 1.17%
(b)
Income Fund .................................................. 0.62 N/A 0.87 1.62 0.57 N/A
U.S. Government Bond ........................................... 0.45 0.70 0.70 1.45 0.40 0.95
GNMA .................................................................................................................. $ 464,018
Income Fund .............................................................................................................. 6,828
U.S. Government Bond ....................................................................................................... 851,509

Notes to Financial Statements
(continued)
115
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2021, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended September 30, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended September 30, 2021, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
TABLERULEABOVE
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
GNMA
Institutional .................................................................................... $ 75,129 $ 163,80 3
Service ...................................................................................... 479 1,902
Investor A ..................................................................................... 31,931 106,133
Investor C ..................................................................................... 4,890 1,458
Class K ...................................................................................... 9,107 26 6
$ 121,536 $ 273,562
Income Fund
Institutional .................................................................................... 402,684 1,137,77 0
Investor A ..................................................................................... 29,004 5,550
Investor C ..................................................................................... 5,206 3,819
Class K ...................................................................................... 2,435 711
$ 439,329 $ 1,147,85 0
U.S. Government Bond
Institutional .................................................................................... 71,962 263,709
Service ...................................................................................... 39 374
Investor A ..................................................................................... 74,223 310,301
Investor C ..................................................................................... 3,796 13,320
Class K ...................................................................................... 3,297 1,633
Class R ...................................................................................... 878 6,670
$ 154,195 $ 596,007
Fund Name                                                                                                                              Purchases  Sales
Net Realized
Gain (Loss)
Income Fund ...................................................................... $ 17,286,762 $ 70,146,984 $ 1,723,470
U.S. Government Bond ............................................................... 10,361 696,815 (48,555)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
GNMA ............................................................. $ 22,006,704 $ 21,912,188 $ 11,346,876,462 $ 11,273,594,626
Income Fund ......................................................... — — 3,109,114,413 1,801,832,206
U.S. Government Bond .................................................. 51,571,040 129,811,893 6,090,549,576 6,084,341,868

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
116
For the year ended September 30, 2021, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
Fund Name Purchases Sales
GNMA ............................................................................................. $ 4,571,670,545 $ 4,574,695,212
U.S. Government Bond .................................................................................. 2,208,603,741 2,210,815,666
Fund Name Paid-in Capital
Accumulated Earnings
(Loss)
GNMA .................................................................................. $ (20,683) $ 20,683
U.S. Government Bond ....................................................................... (270,339) 270,339
Fund Name
Year Ended
09/30/21
Year Ended
09/30/20
GNMA
Ordinary income ........................................................................................... $ 12 , 027 , 700 $ 17 , 334 , 981
Income Fund
Ordinary income ...........................................................................................
$ 90 , 834 , 501 $ 62 , 964 , 245
U.S. Government Bond
Ordinary income ...........................................................................................
$ 11 , 179 , 561 $ 13 , 626 , 697
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-Year Losses
(c)
Total
GNMA .......................................
$ — $ — $ (79,6 08,675 ) $ 5,40 5 , 397 $ — $ (74,203,278)
Income Fund ...................................
5 5 , 366 , 436 8,78 0 , 966 — (4 8 , 086 , 420 ) — 16,060,982
U.S. Government Bond ............................
— — (34,614,181) 7,944,914 (1,382,645) (28,051,912)
(a)
Subject to limitation, amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options, and foreign currency contracts, the timing and recognition of partnership income, dividends deemed recognized for tax purposes, the accounting for swap agreements, the classification of investments, the accrual of income on securities in default, and amortization methods for premiums and discounts on fixed income securities.
(c)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(continued)
117
Notes to Financial Statements
During the year ended September 30, 2021, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of September 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended September 30, 2021, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk
Fund Name Amount Utilized
Income Fund ........................................................................................................ $ 14,917,285
U.S. Government Bond ................................................................................................. 6,870,312
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
GNMA ......................................................... $ 994,309,971 $ 12,579,359 $ (6,994,491) $ 5,584,868
Income Fund .................................................... 3,348,412,256 44,870,261 (86,927,842) (42,057,581)
U.S. Government Bond ............................................. 944,918,112 21,509,671 (12,368,802) 9,140,869

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
118
by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/21
Year Ended
09/30/20
Fund Name/Share Class
Shares Amount Shares Amount
GNMA
Institutional
Shares sold .............................................
17,597,000 $ 166,395,898 21,783,881 $ 207,426,644
Shares issued in reinvestment of distributions ........................
710,416 6,709,784 882,155 8,391,822
Shares redeemed .........................................
(16,925,932) (159,655,233) (13,127,218) (124,488,338)
1,381,484 $ 13,450,449 9,538,818 $ 91,330,128
Service
(a)
Shares sold .............................................
40,001 $ 379,504 144,213 $ 1,362,929
Shares issued in reinvestment of distributions ........................
4,966 46,955 17,432 165,394
  Shares redeemed and automatic conversion of shares ...................
(484,343) (4,548,368) (425,266) (4,017,245)
(439,376) $ (4,121,909) (263,621) $ (2,488,922)

Notes to Financial Statements
(continued)
119
Notes to Financial Statements
d
Year Ended
09/30/21
Year Ended
09/30/20
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold and automatic conversion of shares .......................
4,840,842 $ 45,929,241 5,424,838 $ 51,804,643
Shares issued in reinvestment of distributions ........................
282,583 2,681,353 438,538 4,188,800
Shares redeemed .........................................
(5,869,030) (55,593,851) (3,417,239) (32,516,110)
(745,605) $ (6,983,257) 2,446,137 $ 23,477,333
Investor C
Shares sold .............................................
765,088 $ 7,243,092 1,393,639 $ 13,236,020
Shares issued in reinvestment of distributions ........................
30,698 290,549 79,185 752,969
Shares redeemed and automatic conversion of shares ...................
(2,124,112) (20,042,199) (1,796,831) (17,074,392)
(1,328,326) $ (12,508,558) (324,007) $ (3,085,403)
Class K
Shares sold .............................................
677,934 $ 6,382,442 4,121,946 $ 38,870,562
Shares issued in reinvestment of distributions ........................
105,302 993,252 234,383 2,223,384
Shares redeemed .........................................
(4,628,107) (43,628,356) (2,083,158) (19,798,765)
(3,844,871) $ (36,252,662) 2,273,171 $ 21,295,181
(4,976,694) $ (46,415,937) 13,670,498 $ 130,528,317
Income Fund
Institutional
Shares sold .............................................
177,283,497 $ 1,871,718,030 97,648,717 $ 972,138,650
Shares issued in reinvestment of distributions ........................
6,094,766 64,281,239 4,494,246 45,313,555
Shares redeemed .........................................
(59,774,286) (630,929,091) (64,047,827) (620,418,238)
123,603,977 $ 1,305,070,178 38,095,136 $ 397,033,967
Investor A
Shares sold and automatic conversion of shares .......................
12,206,813 $ 128,976,885 7,710,036 $ 78,046,154
Shares issued in reinvestment of distributions ........................
570,018 6,009,637 497,828 5,019,143
Shares redeemed .........................................
(4,681,731) (49,354,869) (4,230,230) (41,600,818)
8,095,100 $ 85,631,653 3,977,634 $ 41,464,479
Investor C
Shares sold .............................................
1,136,913 $ 12,023,586 1,022,086 $ 10,343,775
Shares issued in reinvestment of distributions ........................
78,940 836,736 114,660 1,151,515
Shares redeemed and automatic conversion of shares ...................
(838,572) (8,858,075) (1,235,657) (12,269,922)
377,281 $ 4,002,247 (98,911) $ (774,632)
Class K
Shares sold .............................................
29,160,407 $ 305,863,192 7,800,082 $ 78,878,095
Shares issued in reinvestment of distributions ........................
1,021,889 10,778,113 491,477 4,948,309
Shares redeemed .........................................
(5,939,577) (62,572,479) (3,673,497) (36,147,609)
24,242,719 $ 254,068,826 4,618,062 $ 47,678,795
156,319,077 $ 1,648,772,904 46,591,921 $ 485,402,609
U.S. Government Bond
Institutional
Shares sold .............................................
13,738,282 $ 150,672,265 38,104,428 $ 417,361,174
Shares issued in reinvestment of distributions ........................
468,348 5,116,557 471,328 5,165,188
Shares redeemed .........................................
(23,932,381) (261,258,422) (21,998,760) (241,508,631)
(9,725,751) $ (105,469,600) 16,576,996 $ 181,017,731
Service
(a)
Shares sold .............................................
2,622 $ 28,469 103,433 $ 1,145,971
Shares issued in reinvestment of distributions ........................
323 3,551 6,994 74,917
Shares redeemed and automatic conversion of shares ...................
(103,180) (1,137,606) (767,518) (8,476,667)
(100,235) $ (1,105,586) (657,091) $ (7,255,779)
Investor A
Shares sold and automatic conversion of shares .......................
5,305,826 $ 58,316,134 22,022,095 $ 242,950,051
Shares issued in reinvestment of distributions ........................
388,019 4,246,875 519,585 5,686,092
Shares redeemed .........................................
(11,481,187) (125,757,732) (18,627,031) (205,522,613)
(5,787,342) $ (63,194,723) 3,914,649 $ 43,113,530
Investor C
Shares sold .............................................
639,077 $ 7,022,572 2,930,005 $ 32,066,591
Shares issued in reinvestment of distributions ........................
10,013 109,578 22,413 244,727
Shares redeemed and automatic conversion of shares ...................
(1,664,928) (18,248,883) (3,085,379) (33,732,143)
(1,015,838) $ (11,116,733) (132,961) $ (1,420,825)

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders
120
(a)
On July 6, 2021, the Fund’s issued and outstanding Service Shares converted into Investor A Shares.
(b)
On February 24, 2020, the Fund's issued and outstanding Investor C1 Shares converted into Investor A Shares.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/21
Year Ended
09/30/20
Fund Name/Share Class
Shares Amount Shares Amount
Investor C1
(b)
Shares sold .............................................
— $ — 74,400 $ 789,110
Shares issued in reinvestment of distributions ........................
— — 4,103 43,575
Shares redeemed and automatic conversion of shares ...................
— — (1,019,983) (10,944,602)
— $ — (941,480) $ (10,111,917)
Class K
Shares sold .............................................
602,367 $ 6,572,718 1,516,654 $ 16,452,149
Shares issued in reinvestment of distributions ........................
24,851 271,311 22,805 250,537
Shares redeemed .........................................
(636,845) (6,960,109) (453,390) (4,970,984)
(9,627) $ (116,080) 1,086,069 $ 11,731,702
Class R
Shares sold .............................................
135,975 $ 1,487,159 297,271 $ 3,244,106
Shares issued in reinvestment of distributions ........................
4,338 47,453 12,584 136,664
Shares redeemed .........................................
(197,045) (2,168,224) (1,139,131) (12,378,882)
(56,732) $ (633,612) (829,276) $ (8,998,112)
(16,695,525) $ (181,636,334) 19,016,906 $ 208,076,330

Report of Independent Registered Public Accounting Firm
121
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock GNMA Portfolio, BlackRock Income Fund, and BlackRock U.S. Government Bond Portfolio and the Board of Trustees
of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock GNMA Portfolio, BlackRock Income Fund, and BlackRock U.S. Government Bond
Portfolio of BlackRock Funds V (the “Funds”), including the schedules of investments, as of September 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30,
2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian and brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
November 22, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
2021
BlackRock Annual Report to Shareholders
122
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2021:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2021 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2021:
Fund Name Qualified Dividend Income
BlackRock Income Fund .............................................................................................. $ 9,071,987
Fund Name Federal Obligation Interest
BlackRock GNMA Portfolio ............................................................................................ $ 44,975
BlackRock Income Fund .............................................................................................. 82 9 , 425
BlackRock U.S. Government Bond Portfolio ................................................................................. 4,334,259
Fund Name
Dividend-Received
Deduction
BlackRock Income Fund .............................................................................................. 1.0 0%
Fund Name Interest Dividends
BlackRock GNMA Portfolio ............................................................................................ $ 12,027,700
BlackRock Income Fund .............................................................................................. 90, 506,838
BlackRock U.S. Government Bond Portfolio ................................................................................. 10,707,480
Fund Name Interest-Related Dividends
BlackRock GNMA Portfolio ............................................................................................ $ 12,027,700
BlackRock Income Fund .............................................................................................. 39, 216,971
BlackRock U.S. Government Bond Portfolio ................................................................................. 9,420,662

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
123
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2021 (the
“May Meeting”) and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Trust, on behalf of BlackRock Income Fund (the “Income Fund”), BlackRock GNMA Portfolio (the “GNMA Portfolio”) and BlackRock U.S. Government Bond Portfolio (the
“U.S. Government Bond Portfolio” and collectively with the Income Fund and the GNMA Portfolio, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the
“Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1)
the Manager and BlackRock International Limited (“BIL”), with respect to the Income Fund and the U.S. Government Bond Portfolio and (2) BlackRock (Singapore) Limited
(“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Income Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory
Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight;
administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May
Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information.
BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Annual Report to Shareholders
124
of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Income Fund ranked in the second, first and first quartiles, respectively, against its
Performance Peers.
The Board noted that for each of the one-, three- and five-year periods reported, the GNMA Portfolio ranked in the third quartile against its Performance Peers.
The Board and BlackRock reviewed the GNMA Portfolio’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, the U.S. Government Bond Portfolio ranked in the second, first and first quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
125
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Income Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Income Fund’s Expense Peers. The Board also noted that the Income Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Income Fund increases above certain contractually specified levels. The Board noted that if the size of the Income Fund were to decrease, the Income Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Income Fund’s total expenses as a percentage of the Income Fund’s average daily net assets on a class-by-class basis.
The Board noted that the GNMA Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the GNMA Portfolio’s Expense Peers. The Board also noted that the GNMA Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the GNMA Portfolio increases above certain contractually specified levels. The Board noted that if the size of the GNMA Portfolio were to decrease, the GNMA Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the GNMA Portfolio’s total expenses as a percentage of the GNMA Portfolio’s average daily net assets on a class-by-
class basis.
The Board noted that the U.S. Government Bond Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the U.S. Government Bond Portfolio’s Expense Peers. The Board also noted that the U.S. Government
Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the U.S. Government Bond Portfolio increases above certain contractually specified levels. The Board noted that if the size of the U.S. Government Bond Portfolio were to decrease, the U.S. Government Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the U.S. Government Bond
Portfolio’s total expenses as a percentage of the U.S. Government Bond Portfolio’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Annual Report to Shareholders
126
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to the Income Fund and the U.S. Government Bond Portfolio and (2) the Manager and BRS, with respect to the Income Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the
Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
127
Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Richard E. Cavanagh
1946
Co-Chair of the Board and
Trustee
(Since 2019)
Director, The Guardian Life Insurance Company of America
since 1998; Board Chair, Volunteers of America (a not-for-profit organization) from 2015 to 2018 (board member since 2009);
Director, Arch Chemicals (chemical and allied products) from
1999 to 2011; Trustee, Educational Testing Service from 1997 to
2009 and Chairman thereof from 2005 to 2009; Senior Advisor,
The Fremont Group since 2008 and Director thereof since 1996;
Faculty Member/Adjunct Lecturer, Harvard University since 2007 and Executive Dean from 1987 to 1995; President and Chief
Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.
74 RICs consisting of 101 Portfolios None
Karen P. Robards
1950
Co-Chair of the Board and
Trustee
(Since 2019)
Principal of Robards & Company, LLC (consulting and
private investing) since 1987; Co-founder and Director of the
Cooke Center for Learning and Development (a not-for-profit
organization) since 1987; Director of Enable Injections, LLC
(medical devices) since 2019; Investment Banker at Morgan
Stanley from 1976 to 1987.
74 RICs consisting of 101 Portfolios Greenhill & Co., Inc.;
AtriCure, Inc. (medical
devices) from 2000 until
2017
Michael J. Castellano
1946
Trustee
(Since 2019)
Chief Financial Officer of Lazard Group LLC from 2001 to 2011;
Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director,
Support Our Aging Religious (non-profit) from 2009 to June 2015 and from 2017 to September 2020; Director, National Advisory
Board of Church Management at Villanova University since
2010; Trustee, Domestic Church Media Foundation since 2012;
Director, CircleBlack Inc. (financial technology company) from
2015 to July 2020.
74 RICs consisting of 101 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
74 RICs consisting of 101 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair) (insurance);
Huntsman Corporation
(chemical products);
Envestnet (investment
platform) from 2013 until
2016
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) since
2011; Visiting Professor, Princeton University for the 2013 to
2014 academic year and Spring 2017 semester; Professor in
the Practice of Finance, Yale University School of Management
from 1994 to 2011 and currently a Teaching Fellow in Yale's
Executive Programs; Board Member, BlackRock Equity-Liquidity
Funds from 2014 to 2016; affiliated professor Karlsruhe Institute of Technology from 2008 to 2011; Visiting Professor, Rutgers
University for the Spring 2019 semester; Visiting Professor, New
York University for the 2019 academic year; Adjunct Professor of
Finance, Carnegie Mellon University in fall 2020 semester.
76 RICs consisting of 103 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
74 RICs consisting of 101 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
74 RICs consisting of 101 Portfolios The Boeing Company
since 2021
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
74 RICs consisting of 101 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders
128
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income Complex as follows: Michael J. Castellano, 2011; Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
R. Glenn Hubbard
1958
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
74 RICs consisting of 101 Portfolios ADP (data and information services) 2004-2020;
Metropolitan Life
Insurance Company
(insurance); KKR Financial
Corporation (finance) from
2004 until 2014
W. Carl Kester
(d)
1951
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
76 RICs consisting of 103 Portfolios None
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
76 RICs consisting of 103 Portfolios None
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
104 RICs consisting of 255 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
106 RICs consisting of 257 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
129
Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.
Effective June 10, 2021, Stayce D. Harris and J. Phillip Holloman were each appointed to serve as a Trustee of the Trust. Effective July 30, 2021, Lorenzo A. Flores was appointed to serve as a Trustee of the Trust.

Additional Information
2021
BlackRock Annual Report to Shareholders
130
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
131
Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock U.S. Government Bond Portfolio.
(b)
For BlackRock Income Fund.

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders
132
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviations
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
TaxableCGU-9/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano
Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch
Karen P. Robards

The registrant’s board of directors has determined that Karen P. Robards qualifies as an audit committee financial expert pursuant to Item 3(c)(4) of Form N-CSR.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions.  Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987.  Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results.  Ms. Robards has over 30 years of experience analyzing financial statements.  She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$74,235	$53,550	$210	$0	$19,400	$21,200	$0	$0
BlackRock GNMA Portfolio	$37,774	$38,964	$210	$0	$14,900	$16,100	$0	$0
BlackRock High Yield Bond Portfolio	$74,235	$75,582	$210	$0	$20,000	$24,264	$0	$0
BlackRock Income Fund	$59,388	$52,428	$210	$0	$14,900	$16,100	$0	$0
BlackRock Low Duration Bond Portfolio	$59,388	$44,268	$210	$0	$20,000	$21,200	$0	$0
BlackRock U.S. Government Bond Portfolio	$37,168	$38,352	$210	$0	$14,900	$16,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	$1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and $1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$19,610	$21,200
BlackRock GNMA Portfolio	$15,110	$16,100
BlackRock High Yield Bond Portfolio	$20,210	$24,264
BlackRock Income Fund	$15,110	$16,100
BlackRock Low Duration Bond Portfolio	$20,210	$21,200
BlackRock U.S. Government Bond Portfolio	$15,110	$16,100

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	$1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: December 3, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: December 3, 2021